SEC. File Nos.002-86838
811-03857

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 48
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 48
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on October 1, 2008, pursuant to paragraph (b) of rule 485.

...


[LOGO] American Funds(R)              The right choice for the long term(R)

AMERICAN FUNDS
INSURANCE SERIES(R)

PROSPECTUS

Class 1 shares

October 1, 2008

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 16 funds, each representing a separate, fully managed diversified portfolio of securities. The
16 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund

   International Growth and Income Fund

   Asset Allocation Fund
   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 1 shares and is for use with the contracts that make Class 1 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed in this prospectus. MORE
INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

        2002        2003        2004        2005        2006       2007
        ----        ----        ----        ----        ----       ----
       (21.41)%    37.41%       10.72%     11.07%       17.66%    17.55%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   18.42% (quarter ended June 30, 2003)
LOWEST   -17.48% (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-12.91%.

For periods ended December 31, 2007:

                                                LIPPER MULTI-CAP GLOBAL SERVICE
                                                  GROWTH FUNDS   AND INFORMATION
AVERAGE ANNUAL TOTAL RETURNS   FUND  S&P 500/1/     INDEX/2/        INDEX/3/
--------------------------------------------------------------------------------

        1 year                17.55%   5.49%         12.79%           2.28%
--------------------------------------------------------------------------------
        5 years                18.51   12.82          15.15           14.62
--------------------------------------------------------------------------------
        Lifetime/4/             8.66    4.74           3.86            4.86

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI World
   Index, which is a market capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70%
   U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
   World Index. The index is compiled by the fund's investment adviser, Capital
   Research and Management Company, is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from July 5, 2001, the date the fund began investment operations.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.58%
-------------------------------------------------------------------------
             Other expenses                                         0.02
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.60

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $61    $192    $335     $750

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]
1998    1999     2000     2001     2002    2003   2004    2005    2006   2007
----    ----     ----     ----     ----    ----   ----    ----    ----   ----
29.03%  70.01%  (18.71)% (13.99)% (14.46)% 35.63% 13.80% 14.37%  20.73% 15.16%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   41.07% (quarter ended December 31, 1999)
LOWEST   -20.39% (quarter ended September 30, 2001)

The fund's cumulative total return for the six months ended June 30, 2008, was
-9.64%.

For periods ended December 31, 2007:

                                      MSCI       LIPPER
                                      WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS   FUND  INDEX/1/   INDEX/2/
----------------------------------------------------------

        1 year                15.16%  9.57%      9.28%
----------------------------------------------------------
        5 years                19.67  17.53      17.10
----------------------------------------------------------
        10 years               12.41   7.45       7.78
----------------------------------------------------------
        Lifetime/3/            12.45   8.11       8.30

/1/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. The index consists of 23 developed-market country indexes, including the United
   States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.53%
-------------------------------------------------------------------------
             Other expenses                                         0.02
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.55

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $56    $176    $307     $689

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1999     2000     2001     2002    2003    2004     2005     2006     2007
  -----   ------   ------   -----   -----   -----    ------   ------   ------
  91.78% (16.33)% (12.63)% (18.83)% 53.92%   21.13%   25.66%  24.35%   21.73%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   28.97% (quarter ended December 31, 1999)
LOWEST   -28.17% (quarter ended September 30, 2001)

The fund's cumulative total return for the six months ended June 30, 2008, was
-12.28%.

For periods ended December 31, 2007:

                                                   LIPPER GLOBAL
                                     S&P/CITIGROUP   SMALL-CAP
                                     GLOBAL/WORLD      FUNDS
AVERAGE ANNUAL TOTAL RETURNS   FUND   INDEXES/1/    AVERAGE/2/
----------------------------------------------------------------

        1 year                21.73%     9.87%         9.70%
----------------------------------------------------------------
        5 years                28.81     24.64         22.21
----------------------------------------------------------------
        Lifetime/3/            15.83     10.63          9.96

/1/S&P/Citigroup Global/World Indexes reflect a combination of two
   S&P/Citigroup Global indexes and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global indexes, which track publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and
   May 2004 to April 2006, respectively. This index better reflects the fund's investments in developing countries during this period. The S&P/Citigroup
   World indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1998 to 1999, respectively. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from April 30, 1998, the date the fund began investment operations.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.70%
-------------------------------------------------------------------------
             Other expenses                                         0.03
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.73

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $75    $233    $406     $906

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1998    1999   2000     2001     2002    2003    2004   2005    2006    2007
----    ----   ----     ----     ----    ----    ----   ----    ----    ----
35.56%  57.61%  4.72%  (17.93)% (24.27)% 37.15%  12.75% 16.50%  10.48% 12.64%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   30.77% (quarter ended December 31, 1999)
LOWEST   -27.12% (quarter ended September 30, 2001)

The fund's cumulative total return for the six months ended June 30, 2008, was
-7.60%.

For periods ended December 31, 2007:

                                                LIPPER CAPITAL
                                                 APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS   FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
-----------------------------------------------------------------------------

        1 year                12.64%   5.49%        16.39%         7.83%
-----------------------------------------------------------------------------
        5 years                17.52   12.82         15.18         12.30
-----------------------------------------------------------------------------
        10 years               12.04    5.91          6.54          4.76
-----------------------------------------------------------------------------
        Lifetime/4/            14.67   12.63         10.74         10.56

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.32%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.33

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $34    $106    $185     $418

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]
1998    1999   2000     2001     2002    2003    2004    2005    2006   2007
-----  -----   -----    -----    -----   -----   -----   -----   ----- ------
21.22% 76.42% (21.85)% (19.73)% (14.58)% 35.12%  19.66%  21.75% 19.33%  20.30%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   42.45% (quarter ended December 31, 1999)
LOWEST   -19.60% (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-11.69%.

For periods ended December 31, 2007:

                                        MSCI
                                     ALL COUNTRY    LIPPER
                                     WORLD INDEX INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURNS   FUND   EX USA/1/  FUNDS INDEX/2/
---------------------------------------------------------------

        1 year                20.30%   17.12%       14.25%
---------------------------------------------------------------
        5 years                23.09    24.52        21.82
---------------------------------------------------------------
        10 years               12.47    10.09         9.46
---------------------------------------------------------------
        Lifetime/3/            11.44     8.76         9.15

/1/MSCI All Country World Index ex USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.
   The index consists of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from May 1, 1990, the date the fund began investment operations.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.49%
-------------------------------------------------------------------------
             Other expenses                                         0.03
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.52

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $53    $167    $291     $653

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco,
Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa,
Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

    2000     2001    2002    2003    2004   2005    2006    2007
    ----     ----    ----    ----    ----   ----    ----    ----
   (12.43)% (3.99)%  (5.45)% 39.56%  19.07% 21.10%  32.88%  32.53%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   15.65% (quarter ended June 30, 2003)
LOWEST   -15.96% (quarter ended September 30, 2001)

The fund's cumulative total return for the six months ended June 30, 2008, was
-8.58%.

For periods ended December 31, 2007:

                                         MSCI            MSCI
                                      ALL COUNTRY      EMERGING
AVERAGE ANNUAL TOTAL RETURNS   FUND  WORLD INDEX/1/ MARKETS INDEX/2/
--------------------------------------------------------------------

        1 year                32.53%    12.18%          39.78%
--------------------------------------------------------------------
        5 years                28.79     18.80           37.46
--------------------------------------------------------------------
        Lifetime/3/            15.16      5.68           16.62

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from June 17, 1999, the date the fund began investment operations.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.76%
-------------------------------------------------------------------------
             Other expenses                                         0.06
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.82

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $84    $262    $455    $1,014

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                                ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

        2002        2003        2004        2005        2006       2007
        ----        ----        ----        ----        ----       ----
      (22.93)%     31.24%      9.94%       7.57%       17.73%      2.25%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.18% (quarter ended June 30, 2003)
LOWEST   -20.45% (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-15.07%.

For periods ended December 31, 2007:

                                               LIPPER GROWTH
                                                 & INCOME
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year                2.25%   5.49%        4.28%
-------------------------------------------------------------
        5 years               13.32   12.82        12.86
-------------------------------------------------------------
        Lifetime/3/            4.91    4.74         5.75

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.41%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.42

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $43    $135    $235     $530

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                                ---


GLOBAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


INVESTMENT RESULTS

Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis.(If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

                                      2007
                                      ----
                                     13.04%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  6.80% (quarter ended June 30, 2007)
LOWEST   0.59% (quarter ended December 31, 2007)

The fund's cumulative total return for the six months ended June 30, 2008, was
-9.41%.

For periods ended December 31, 2007:

                                         MSCI        MSCI
                                      ALL COUNTRY    WORLD
AVERAGE ANNUAL TOTAL RETURNS   FUND  WORLD INDEX/1/ INDEX/2/
------------------------------------------------------------

        1 year                13.04%     12.18%       9.57%
------------------------------------------------------------
        Lifetime/3/           14.25      13.19       11.55

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. The index consists of 23 developed-market country indexes, including the United
   States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from May 1, 2006, the date the fund began investment operations.

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.69%
-------------------------------------------------------------------------
             Other expenses                                         0.02
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.71

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $73    $227    $395     $883

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1998    1999   2000   2001     2002    2003    2004   2005    2006   2007
  ----    ----   ----   ----     ----    ----    ----   ----    ----   ----
 18.37%  11.48% 8.24%   2.78%  (18.15)%  32.76% 10.66%  6.08%  15.51%  5.32%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   18.92%  (quarter ended December 31, 1998)
LOWEST   -18.64%  (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-11.00%.

For periods ended December 31, 2007:

                                               LIPPER GROWTH
                                                 & INCOME
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year                5.32%   5.49%        4.28%
-------------------------------------------------------------
        5 years               13.65   12.82        12.86
-------------------------------------------------------------
        10 years               8.58    5.91         5.91
-------------------------------------------------------------
        Lifetime/3/           12.84   12.63        11.28

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.26%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.27

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $28     $87    $152     $343

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


INTERNATIONAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income. The fund will pursue this objective by investing primarily in stocks of larger, well-established companies domiciled outside of the United
States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United
States and whose securities are primarily listed on exchanges outside the
United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund may also hold cash and money market instruments.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside of the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
    AMERICAN FUNDS INSURANCE SERIES /
30  PROSPECTUS                          INTERNATIONAL GROWTH AND INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)*  CLASS 1
--------------------------------------------------------------------------

             Management fees+                                       0.69%
--------------------------------------------------------------------------
             Other expenses                                          0.03
--------------------------------------------------------------------------
             Total annual fund operating expenses+                   0.72

*Based on estimated amounts for the current fiscal year.
+The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS
-----------------------

Class 1   $74    $230

                                                                          ---
                                       AMERICAN FUNDS INSURANCE SERIES /
INTERNATIONAL GROWTH AND INCOME FUND                          PROSPECTUS  31
                                                                          ---


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25%
of its debt assets in lower quality debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2007, the fund was approximately 64% invested in equity securities, 22% invested in debt securities and 14% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1998   1999   2000   2001     2002    2003   2004   2005    2006   2007
----   ----   ----   ----     ----    ----   ----   ----    ----   ----
13.13%  7.25%  4.62%  0.77%  (12.19)% 22.14%  8.50%  9.45%   14.96% 6.82%

The fund's highest/lowest quarterly results during this time period were:

              HIGHEST   12.24% (quarter ended June 30, 2003)
              LOWEST   -12.28% (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-6.22%.

For periods ended December 31, 2007:

                               LEHMAN
                              BROTHERS                CITIGROUP BROAD
AVERAGE ANNUAL             U.S. AGGREGATE             INVESTMENT-GRADE
TOTAL RETURNS        FUND     INDEX/1/    S&P 500/2/ (BIG) BOND INDEX/3/
------------------------------------------------------------------------

1 year               6.82%     6.97%        5.49%          7.22%
------------------------------------------------------------------------
5 years              12.24      4.42        12.82           4.55
------------------------------------------------------------------------
10 years              7.18      5.97         5.91           6.03
------------------------------------------------------------------------
Lifetime/4/           9.54      7.14        10.54           7.21

/1/Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from August 1, 1989, the date the fund began investment operations.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.31%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.32

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $33    $103    $180     $406

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days'
notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to
20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

  1998   1999   2000   2001   2002    2003   2004   2005   2006   2007
  ----   ----   ----   ----   ----    ----   ----   ----   ----   ----
  4.37%  2.81%  5.22%  8.48%  4.26%  13.07%  6.04%  1.77%  7.31%  3.66%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.15% (quarter ended December 31, 2002)
LOWEST   -1.72% (quarter ended June 30, 2004)

The fund's cumulative total return for the six months ended June 30, 2008, was
-0.39%.

For periods ended December 31, 2007:

                                        LEHMAN
                                       BROTHERS     CITIGROUP BROAD
                                    U.S. AGGREGATE  INVESTMENT-GRADE
AVERAGE ANNUAL TOTAL RETURNS  FUND     INDEX/1/    (BIG) BOND INDEX/2/
----------------------------------------------------------------------

        1 year                3.66%     6.97%            7.22%
----------------------------------------------------------------------
        5 years                6.30      4.42             4.55
----------------------------------------------------------------------
        10 years               5.65      5.97             6.03
----------------------------------------------------------------------
        Lifetime/3/            6.04      6.08             6.12

/1/Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from January 2, 1996, the date the fund began investment operations.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.40%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.41

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ----------------------------------------

                    Class 1   $42    $132    $230     $518

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


GLOBAL BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.

The fund is designed for investors seeking returns through a portfolio of debt securities issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


INVESTMENT RESULTS

Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                      [CHART]

                                        2007
                                        ----
                                        9.59%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  5.01% (quarter ended September 30, 2007)
LOWEST   0.19% (quarter ended June 30, 2007)

The fund's cumulative total return for the six months ended June 30, 2008, was
3.69%.

For periods ended December 31, 2007:

                                    LEHMAN BROTHERS  LIPPER GLOBAL
                                    GLOBAL AGGREGATE INCOME FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND      INDEX/1/      AVERAGE/2/
------------------------------------------------------------------

        1 year                9.54%       9.48%          6.65%
------------------------------------------------------------------
        Lifetime/3/           9.79        9.13           7.05

/1/Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distribution, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from October 4, 2006, the date the fund began investment operations.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.57%
-------------------------------------------------------------------------
             Other expenses                                         0.04
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.61

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $62    $195    $340     $762

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody's Investors Service or BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of issuers domiciled outside the United States.
Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1998   1999    2000   2001    2002    2003   2004   2005    2006   2007
----   ----    ----   ----    ----    ----   ----   ----    ----   ----
0.45% 5.80%  (3.06)%  8.02%  (1.51)% 29.79%  9.83%  2.46%  10.89%  1.62%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  10.83% (quarter ended December 31, 2002)
LOWEST   -9.03% (quarter ended June 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-1.50%.

For periods ended December 31, 2007:

                                                                         LIPPER
                                    CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
                                     HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
AVERAGE ANNUAL TOTAL RETURNS  FUND    INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
------------------------------------------------------------------------------------

        1 year                1.62%     2.65%           7.22%             2.13%
------------------------------------------------------------------------------------
        5 years               10.48     10.97            4.55             10.07
------------------------------------------------------------------------------------
        10 years               6.07      6.10            6.03              3.96
------------------------------------------------------------------------------------
        Lifetime/4/           10.06      N/A             8.54              7.85

/1/Credit Suisse High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.47%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.48

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $49    $154    $269     $604

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1998    1999    2000   2001   2002   2003   2004   2005   2006   2007
 -----  ------  ------  -----  -----  -----  -----  -----  -----  -----
 8.19%  -0.53%  11.69%  7.24%  9.45%  2.51%  3.58% 2.70%   3.95%  6.83%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   4.57% (quarter ended September 30, 2001)
LOWEST   -1.76% (quarter ended June 30, 2004)

The fund's cumulative total return for the six months ended June 30, 2008, was
1.11%.

For periods ended December 31, 2007:

                                    CITIGROUP    LIPPER
                                    TREASURY/   GENERAL
                                      GOVT.       U.S.
                                    SPONSORED/ GOVERNMENT
                                     MORTGAGE    FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND   INDEX/1/  AVERAGE/2/ CPI/3/
----------------------------------------------------------------

        1 year                6.83%   7.87%      6.25%    4.08%
----------------------------------------------------------------
        5 years                3.91    4.33       3.10     3.03
----------------------------------------------------------------
        10 years               5.50    5.94       4.95     2.68
----------------------------------------------------------------
        Lifetime/4/            7.01    7.71       6.54     3.02

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                                         ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.45%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.46

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $47    $148    $258     $579

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside the United States or Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the United States or
Canada. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year, as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1998   1999   2000   2001   2002   2003   2004   2005   2006   2007
----   ----   ----   ----   ----   ----   ----   ----   ----   ----
5.15%  4.83%  6.04% 3.66%  1.24%  0.67%  0.96%   2.97%  4.81%  4.95%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  1.57% (quarter ended December 31, 2000)
LOWEST   0.09% (quarter ended March 31, 2004)

The fund's cumulative total return for the six months ended June 30, 2008, was
1.29%.

For periods ended December 31, 2007:

AVERAGE ANNUAL TOTAL RETURNS  FUND
-----------------------------------

         1 year               4.95%
-----------------------------------
         5 years               2.86
-----------------------------------
         10 years              3.51
-----------------------------------
         Lifetime*             4.92

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 1
-------------------------------------------------------------------------

             Management fees*                                      0.32%
-------------------------------------------------------------------------
             Other expenses                                         0.01
-------------------------------------------------------------------------
             Total annual fund operating expenses*                  0.33

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 1   $34    $106    $185     $418

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in such securities.
A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                                               PRIMARY TITLE WITH
                                                                               INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN              (OR AFFILIATE)
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                        EXPERIENCE
---------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio counselor for:       Senior Vice
VICE CHAIRMAN OF THE BOARD  GROWTH-INCOME FUND -- 25 years (since the          President --
                            fund's inception)                                  Capital Research
                            BLUE CHIP INCOME AND GROWTH FUND -- 7 years        Global Investors
                            (since the fund's inception)                       Investment
                                                                               professional for 46
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio counselor for:       Senior Vice
PRESIDENT AND TRUSTEE       GROWTH-INCOME FUND -- 3 years                      President --
                                                                               Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 23
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio counselor for:       Senior Vice
SENIOR VICE PRESIDENT       ASSET ALLOCATION FUND -- 9 years                   President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 23
                                                                               years in total; 17
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income portfolio counselor for:  Senior Vice
SENIOR VICE PRESIDENT       BOND FUND -- 13 years (since the fund's            President -- Fixed
                            inception)                                         Income, Capital
                            HIGH-INCOME BOND FUND -- 11 years                  Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 56
                                                                               years in total; 41
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income portfolio counselor for:  Senior Vice
SENIOR VICE PRESIDENT       U.S. GOVERNMENT/AAA-RATED SECURITIES               President -- Fixed
                            FUND -- 16 years                                   Income, Capital
                                                                               Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 26
                                                                               years in total; 25
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              GROWTH-INCOME FUND -- 15 years (plus 5 years of    President --
                            prior experience as an investment analyst for the  Capital Research
                            fund)                                              Global Investors
                            GLOBAL DISCOVERY FUND -- 7 years (since the        Investment
                            fund's inception)                                  professional for 36
                                                                               years in total; 33
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              GLOBAL GROWTH FUND -- 11 years (since the          President --
                            fund's inception)                                  Capital World
                            NEW WORLD FUND -- 9 years (since the fund's        Investors
                            inception)                                         Investment
                                                                               professional for 23
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             Serves as a fixed-income portfolio counselor for:  Senior Vice
VICE PRESIDENT              HIGH-INCOME BOND FUND -- 14 years (plus 2 years    President -- Fixed
                            of prior experience as an investment analyst for   Income, Capital
                            the fund)                                          Research and
                            ASSET ALLOCATION FUND -- 9 years                   Management Company
                            GLOBAL BOND FUND -- 2 years (since the fund's      Investment
                            inception)                                         professional for 20
                                                                               years in total; 18
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income portfolio counselor for:  Senior Vice
                            HIGH-INCOME BOND FUND -- 15 years                  President -- Fixed
                            NEW WORLD FUND -- 9 years (since the fund's        Income, Capital
                            inception)                                         Research and
                            BOND FUND -- 11 years                              Management Company
                                                                               Investment
                                                                               professional for 27
                                                                               years in total; 20
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 5 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 27
                                                                               years in total; 22
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio counselor for:       Senior Vice
                            BLUE CHIP INCOME AND GROWTH FUND -- 1 year         President --
                                                                               Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 13
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


                                                                                    PRIMARY TITLE WITH
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN               INVESTMENT ADVISER (OR
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AFFILIATE) AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                             EXPERIENCE
-------------------------------------------------------------------------------------------------------------

GORDON CRAWFORD             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --                Capital Research Global
                            10 years (since the fund's inception)              Investors
                            GLOBAL DISCOVERY FUND -- 3 years                   Investment professional for
                                                                               37 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            BOND FUND -- 3 years                               Fixed Income, Capital
                            GLOBAL BOND FUND -- 2 years (since the fund's      Research and Management
                            inception)                                         Company
                                                                               Investment professional for
                                                                               30 years in total; 20 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  10 years      Capital Research Global
                            (since the fund's inception)                       Investors
                            GLOBAL DISCOVERY FUND -- 3 years                   Investment professional for
                                                                               26 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  6 years       Capital Research Global
                            GROWTH-INCOME FUND -- 2 years                      Investors
                                                                               Investment professional for
                                                                               15 years in total; 14 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
NICHOLAS J. GRACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 6 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              18 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 12 years                     Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               20 years in total; 16 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 1 year                                President -- Fixed Income,
                                                                               Capital Research and
                                                                               Management Company
                                                                               Investment professional for
                                                                               20 years in total; 17 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            GLOBAL BOND FUND -- 2 years (since the fund's      Fixed Income, Capital
                            inception)                                         Research Company
                            U.S. GOVERNMENT/AAA-RATED SECURITIES               Investment professional for
                            FUND -- 11 years                                   22 years in total; 18 years
                            BOND FUND -- 1 year                                with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- 2 years           Capital World Investors
                            (since the fund's inception)                       Investment professional for
                            GROWTH FUND -- 2 years                             36 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- 2 years           Capital World Investors
                            (since the fund's inception)                       Investment professional for
                            NEW WORLD FUND -- 9 years (since the fund's        21 years in total; 17 years
                            inception)                                         with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio counselor for:       Senior Vice President --
                            ASSET ALLOCATION FUND -- 4 years                   Capital World Investors
                            GROWTH FUND -- 3 years                             Investment professional for
                                                                               25 years in total; 23 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 3 years                      Capital Research Global
                            INTERNATIONAL GROWTH AND INCOME FUND -- less       Investors
                            than 1 year (since the fund's inception)           Investment professional for
                                                                               14 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 1 year         Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               26 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 2 years (plus 8 years of     Capital Research Global
                            prior experience as an investment analyst for the  Investors
                            fund)                                              Investment professional for
                            INTERNATIONAL GROWTH AND INCOME FUND -- less       13 years in total; 12 years
                            than 1 year (since the fund's inception)           with Capital Research and
                                                                               Management Company or
                                                                               affiliate

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN            PRIMARY TITLE WITH INVESTMENT
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               ADVISER (OR AFFILIATE)
       APPLICABLE)                          IN, THE FUND(S)                      AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------

MARK R. MACDONALD           Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND --       Fixed Income, Capital
                            2 years                                            Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               23 years in total; 14 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 5 years (plus 6 years of prior      Capital World Investors
                            experience as an investment analyst for the fund)  Investment professional for
                                                                               40 years in total; 11 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            ASSET ALLOCATION FUND -- 3 years                   Fixed Income, Capital
                                                                               Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               33 years in total; 28 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL GROWTH AND INCOME FUND -- less       Capital Research Global
                            than 1 year (since the fund's inception)           Investors
                                                                               Investment professional for
                                                                               14 years, all with Capital
                                                                               Research and Management
                                                                               Company
-------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH-INCOME FUND -- 9 years                      Capital Research Global
                            BLUE CHIP INCOME AND GROWTH FUND -- 7 years        Investors
                            (since the fund's inception)                       Investment professional for
                                                                               16 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 3 years                      Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               11 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 6 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              21 years in total; 19 years
                            GLOBAL GROWTH AND INCOME FUND --2 years            with Capital Research and
                            (since the fund's inception)                       Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 4 years (plus 5 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              20 years in total; 10 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares.
Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds
Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                             ---


determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described previously, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New
York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request
(except for the six months ended June 30, 2008). Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month periods presented has been derived from each funds' unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the periods presented.

                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Discovery Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/   $14.09      $.10           $(1.91)         $(1.81)      $ --       $ (.30)       $ (.30)     $11.98    (12.91)%
12/31/07      13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)      14.09     17.55
12/31/06      11.63       .15             1.89            2.04       (.13)        (.49)         (.62)      13.05     17.66
12/31/05      10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63     11.07
12/31/04       9.94       .08              .98            1.06       (.09)        (.12)         (.21)      10.79     10.72
12/31/03       7.26       .05             2.67            2.72       (.04)          --          (.04)       9.94     37.41
CLASS 2
6/30/08/4/    14.02       .08            (1.90)          (1.82)        --         (.30)         (.30)      11.90    (13.04)
12/31/07      13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)      14.02     17.22
12/31/06      11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00     17.41
12/31/05      10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59     10.80
12/31/04       9.92       .06              .97            1.03       (.07)        (.12)         (.19)      10.76     10.43
12/31/03       7.25       .02             2.67            2.69       (.02)          --          (.02)       9.92     37.11

Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/   $25.15      $.34           $(2.74)         $(2.40)     $(.05)      $(1.75)       $(1.80)     $20.95     (9.64)%
12/31/07      23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)      25.15     15.16
12/31/06      19.63       .41             3.62            4.03       (.22)          --          (.22)      23.44     20.73
12/31/05      17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63     14.37
12/31/04      15.30       .18             1.92            2.10       (.09)          --          (.09)      17.31     13.80
12/31/03      11.35       .12             3.91            4.03       (.08)          --          (.08)      15.30     35.63
CLASS 2
6/30/08/4/    25.00       .30            (2.71)          (2.41)      (.04)       (1.75)        (1.79)      20.80     (9.74)
12/31/07      23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)      25.00     14.85
12/31/06      19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29     20.43
12/31/05      17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52     14.07
12/31/04      15.25       .14             1.91            2.05       (.07)          --          (.07)      17.23     13.49
12/31/03      11.32       .09             3.89            3.98       (.05)          --          (.05)      15.25     35.27

Global Small Capitalization Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/   $27.20     $ .11           $(3.39)         $(3.28)     $  --       $(2.88)       $(2.88)     $21.04    (12.28)%
12/31/07      24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)      27.20     21.73
12/31/06      21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)      24.87     24.35
12/31/05      17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29     25.66
12/31/04      14.15       .02             2.97            2.99         --           --            --       17.14     21.13
12/31/03       9.27        --/6/          4.97            4.97       (.09)          --          (.09)      14.15     53.92
CLASS 2
6/30/08/4/    26.95       .07            (3.35)          (3.28)        --        (2.88)        (2.88)      20.79    (12.39)
12/31/07      24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)      26.95     21.43
12/31/06      21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64     24.05
12/31/05      17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12     25.35
12/31/04      14.08      (.01)            2.95            2.94         --           --            --       17.02     20.88
12/31/03       9.23      (.03)            4.95            4.92       (.07)          --          (.07)      14.08     53.53

                         Ratio of    Ratio of     Ratio of
                         expenses    expenses       net
            Net assets, to average  to average     income
              end of    net assets  net assets   (loss) to
Period      period (in    before      after       average
ended        millions)    waiver    waiver/3/   net assets/3/

Global Discovery Fund
------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $ 30        .60%/5/     .54%/5/     1.51%/5/
12/31/07          35        .60         .54         1.25
12/31/06          28        .62         .56         1.19
12/31/05          22        .61         .56         1.27
12/31/04          20        .61         .60          .81
12/31/03          17        .61         .61          .55
CLASS 2
6/30/08/4/       220        .85/5/      .79/5/      1.27/5/
12/31/07         240        .85         .79          .98
12/31/06         151        .87         .81          .94
12/31/05          89        .86         .81         1.04
12/31/04          51        .86         .85          .60
12/31/03          24        .86         .86          .28

Global Growth Fund
------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $  891        .54%/5/     .49%/5/     2.87%/5/
12/31/07         684        .55         .50         2.06
12/31/06         278        .58         .53         1.95
12/31/05         206        .62         .57         1.56
12/31/04         202        .65         .64         1.15
12/31/03         188        .70         .70          .94
CLASS 2
6/30/08/4/     4,861        .79/5/      .74/5/      2.53/5/
12/31/07       5,180        .80         .75         1.84
12/31/06       4,015        .83         .78         1.71
12/31/05       2,617        .87         .82         1.30
12/31/04       1,796        .90         .89          .92
12/31/03       1,082        .95         .95          .68

Global Small Capitalization Fund
-------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $  400        .74%/5/     .67%/5/      .89%/5/
12/31/07         369        .73         .66          .45
12/31/06         247        .77         .69          .82
12/31/05         231        .79         .73          .72
12/31/04         193        .81         .80          .15
12/31/03         163        .83         .83         (.03)
CLASS 2
6/30/08/4/     3,384        .99/5/      .92/5/       .62/5/
12/31/07       3,975        .98         .91          .20
12/31/06       2,927       1.02         .94          .61
12/31/05       1,977       1.04         .97          .49
12/31/04       1,198       1.06        1.05         (.07)
12/31/03         665       1.08        1.08         (.28)

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $67.22      $.40           $(5.38)         $(4.98)     $(.08)      $(6.26)       $(6.34)     $55.90     (7.60)%
12/31/07       64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)      67.22     12.64
12/31/06       59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)      64.51     10.48
12/31/05       51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36     16.50
12/31/04       45.74       .32             5.51            5.83       (.18)          --          (.18)      51.39     12.75
12/31/03       33.47       .16            12.26           12.42       (.15)          --          (.15)      45.74     37.15
CLASS 2
6/30/08/4/     66.72       .30            (5.32)          (5.02)      (.05)       (6.26)        (6.31)      55.39     (7.71)
12/31/07       64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)      66.72     12.35
12/31/06       58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08     10.22
12/31/05       51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98     16.19
12/31/04       45.50       .23             5.45            5.68       (.08)          --          (.08)      51.10     12.50
12/31/03       33.29       .06            12.19           12.25       (.04)          --          (.04)      45.50     36.80
CLASS 3
6/30/08/4/     67.21       .32            (5.36)          (5.04)      (.06)       (6.26)        (6.32)      55.85     (7.69)
12/31/07       64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)      67.21     12.44
12/31/06       59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50     10.29
12/31/05       51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34     16.28
12/31/04/7/    47.74       .24             3.50            3.74       (.10)          --          (.10)      51.38      7.85

International Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $24.81      $.36           $(3.24)         $(2.88)     $(.04)      $(2.74)       $(2.78)     $19.15    (11.69)%
12/31/07       22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)      24.81     20.30
12/31/06       18.96       .41             3.21            3.62       (.38)        (.19)         (.57)      22.01     19.33
12/31/05       15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96     21.75
12/31/04       13.41       .22             2.41            2.63       (.22)          --          (.22)      15.82     19.66
12/31/03       10.07       .15             3.38            3.53       (.19)          --          (.19)      13.41     35.12
CLASS 2
6/30/08/4/     24.72       .29            (3.19)          (2.90)      (.03)       (2.74)        (2.77)      19.05    (11.83)
12/31/07       21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)      24.72     20.02
12/31/06       18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94     18.98
12/31/05       15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92     21.50
12/31/04       13.39       .18             2.41            2.59       (.19)          --          (.19)      15.79     19.32
12/31/03       10.05       .12             3.37            3.49       (.15)          --          (.15)      13.39     34.85
CLASS 3
6/30/08/4/     24.80       .31            (3.20)          (2.89)      (.04)       (2.74)        (2.78)      19.13    (11.77)
12/31/07       22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)      24.80     20.10
12/31/06       18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00     19.07
12/31/05       15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96     21.54
12/31/04/7/    13.76       .20             2.05            2.25       (.19)          --          (.19)      15.82     16.45

New World Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $25.88      $.29           $(2.48)         $(2.19)     $(.08)      $(1.70)       $(1.78)     $21.91     (8.58)%
12/31/07       21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)      25.88     32.53
12/31/06       16.67       .41             4.95            5.36       (.32)        (.15)         (.47)      21.56     32.88
12/31/05       13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67     21.10
12/31/04       11.99       .23             2.01            2.24       (.27)          --          (.27)      13.96     19.07
12/31/03        8.76       .21             3.21            3.42       (.19)          --          (.19)      11.99     39.56
CLASS 2
6/30/08/4/     25.69       .26            (2.46)          (2.20)      (.07)       (1.70)        (1.77)      21.72     (8.68)
12/31/07       21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)      25.69     32.21
12/31/06       16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40     32.59
12/31/05       13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56     20.74
12/31/04       11.94       .19             2.01            2.20       (.25)          --          (.25)      13.89     18.80
12/31/03        8.73       .19             3.19            3.38       (.17)          --          (.17)      11.94     39.18

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $11.53      $.12           $(1.84)         $(1.72)     $(.04)       $(.65)        $(.69)     $ 9.12    (15.07)%
12/31/07       11.97       .24              .07             .31       (.36)        (.39)         (.75)      11.53      2.25
12/31/06       10.91       .20             1.63            1.83       (.16)        (.61)         (.77)      11.97     17.73
12/31/05       10.26       .18              .59             .77       (.12)          --          (.12)      10.91      7.57
12/31/04        9.41       .15              .78             .93       (.08)          --          (.08)      10.26      9.94
12/31/03        7.17       .13             2.11            2.24         --           --            --        9.41     31.24
CLASS 2
6/30/08/4/     11.45       .10            (1.81)          (1.71)      (.04)        (.65)         (.69)       9.05    (15.13)
12/31/07       11.87       .21              .07             .28       (.31)        (.39)         (.70)      11.45      2.03
12/31/06       10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87     17.42
12/31/05       10.20       .15              .58             .73       (.10)          --          (.10)      10.83      7.24
12/31/04        9.36       .13              .78             .91       (.07)          --          (.07)      10.20      9.74
12/31/03        7.16       .11             2.09            2.20         --           --            --        9.36     30.73

                          Ratio of    Ratio of     Ratio of
                          expenses    expenses       net
             Net assets, to average  to average     income
               end of    net assets  net assets   (loss) to
Period       period (in    before      after       average
ended         millions)    waiver    waiver/3/   net assets/3/

Growth Fund
-------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $ 6,912       .33%/5/     .30%/5/     1.26%/5/
12/31/07         5,051       .33         .30         1.00
12/31/06         3,503       .34         .31         1.14
12/31/05         3,709       .35         .32          .87
12/31/04         3,744       .36         .36          .68
12/31/03         3,877       .39         .39          .41
CLASS 2
6/30/08/4/      21,927       .58/5/      .55/5/       .95/5/
12/31/07        25,359       .58         .55          .74
12/31/06        23,122       .59         .56          .89
12/31/05        18,343       .60         .57          .64
12/31/04        12,055       .61         .61          .50
12/31/03         7,107       .64         .64          .16
CLASS 3
6/30/08/4/         363       .51/5/      .48/5/      1.03/5/
12/31/07           425       .51         .48          .81
12/31/06           451       .52         .49          .95
12/31/05           499       .53         .50          .69
12/31/04/7/        516       .54/5/      .53/5/       .54/5/

International Fund
-------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $2,627       .52%/5/     .47%/5/     3.12%/5/
12/31/07         1,708       .52         .47         1.82
12/31/06         1,648       .54         .49         1.99
12/31/05         1,599       .57         .52         1.92
12/31/04         1,495       .60         .59         1.54
12/31/03         1,431       .63         .63         1.40
CLASS 2
6/30/08/4/       7,750       .77/5/      .72/5/      2.59/5/
12/31/07         9,719       .77         .72         1.55
12/31/06         7,260       .79         .74         1.72
12/31/05         4,790       .82         .77         1.64
12/31/04         2,752       .84         .83         1.27
12/31/03         1,385       .88         .88         1.08
CLASS 3
6/30/08/4/         100       .70/5/      .65/5/      2.69/5/
12/31/07           123       .70         .65         1.64
12/31/06           120       .72         .67         1.81
12/31/05           116       .75         .70         1.74
12/31/04/7/        115       .77/5/      .77/5/      1.45/5/

New World Fund
-------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $  309       .80%/5/     .73%/5/     2.41%/5/
12/31/07           261       .82         .74         1.92
12/31/06           126       .88         .80         2.19
12/31/05            88       .92         .85         2.22
12/31/04            63       .93         .92         1.81
12/31/03            47       .92         .92         2.15
CLASS 2
6/30/08/4/       1,771      1.05/5/      .98/5/      2.13/5/
12/31/07         1,875      1.07         .99         1.69
12/31/06         1,175      1.13        1.05         1.93
12/31/05           677      1.17        1.10         1.97
12/31/04           373      1.18        1.17         1.57
12/31/03           224      1.17        1.17         1.90

Blue Chip Income and Growth Fund
--------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $  260       .43%/5/     .39%/5/     2.33%/5/
12/31/07           143       .42         .38         1.95
12/31/06           159       .43         .39         1.75
12/31/05           135       .45         .41         1.73
12/31/04           129       .46         .46         1.60
12/31/03           107       .52         .50         1.67
CLASS 2
6/30/08/4/       3,520       .68/5/      .64/5/      1.91/5/
12/31/07         4,274       .67         .63         1.70
12/31/06         3,937       .68         .64         1.50
12/31/05         3,029       .70         .66         1.48
12/31/04         2,349       .71         .70         1.37
12/31/03         1,490       .76         .74         1.41

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $11.78      $.16           $(1.27)         $(1.11)      $ --        $(.07)        $(.07)     $10.60     (9.41)%
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)      11.78     13.04
12/31/06/8/    10.00       .14              .91            1.05       (.07)          --          (.07)      10.98     10.49
CLASS 2
6/30/08/4/     11.75       .14            (1.26)          (1.12)        --         (.07)         (.07)      10.56     (9.52)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)      11.75     12.67
12/31/06/8/    10.00       .11              .92            1.03       (.06)          --          (.06)      10.97     10.30

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $42.52      $.40           $(4.99)         $(4.59)     $(.14)      $(2.36)       $(2.50)     $35.43    (11.00)%
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)      42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)      42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)      38.31      6.08
12/31/04       33.61       .48             3.09            3.57       (.37)          --          (.37)      36.81     10.66
12/31/03       25.63       .42             7.96            8.38       (.40)          --          (.40)      33.61     32.76
CLASS 2
6/30/08/4/     42.26       .34            (4.95)          (4.61)      (.12)       (2.36)        (2.48)      35.17    (11.08)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)      42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)      42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)      38.12      5.83
12/31/04       33.48       .41             3.06            3.47       (.31)          --          (.31)      36.64     10.37
12/31/03       25.52       .34             7.92            8.26       (.30)          --          (.30)      33.48     32.43
CLASS 3
6/30/08/4/     42.51       .35            (4.98)          (4.63)      (.12)       (2.36)        (2.48)      35.40    (11.05)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)      42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)      42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)      38.31      5.88
12/31/04/7/    34.64       .41             2.07            2.48       (.32)          --          (.32)      36.80      7.18

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $18.51      $.25           $(1.39)         $(1.14)     $(.08)       $(.67)       $ (.75)     $16.62     (6.22)%
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)      18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)      18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)      16.56      9.45
12/31/04       14.58       .39              .84            1.23       (.32)          --          (.32)      15.49      8.50
12/31/03       12.23       .41             2.29            2.70       (.35)          --          (.35)      14.58     22.14
CLASS 2
6/30/08/4/     18.39       .23            (1.39)          (1.16)      (.07)        (.67)         (.74)      16.49     (6.36)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)      18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)      18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)      16.47      9.14
12/31/04       14.51       .36              .84            1.20       (.29)          --          (.29)      15.42      8.34
12/31/03       12.18       .37             2.27            2.64       (.31)          --          (.31)      14.51     21.74
CLASS 3
6/30/08/4/     18.50       .24            (1.38)          (1.14)      (.08)        (.67)         (.75)      16.61     (6.26)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)      18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)      18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)      16.56      9.26
12/31/04/7/    14.85       .36              .58             .94       (.30)          --          (.30)      15.49      6.38

Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $11.14      $.31            $(.35)          $(.04)     $(.10)       $(.03)        $(.13)     $10.97     (0.39)%
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)      11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)      11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)      11.31      1.77
12/31/04       11.34       .56              .10             .66       (.43)          --          (.43)      11.57      6.04
12/31/03       10.41       .57              .78            1.35       (.42)          --          (.42)      11.34     13.07
CLASS 2
6/30/08/4/     11.03       .30             (.35)           (.05)      (.09)        (.03)         (.12)      10.86     (0.44)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)      11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)      11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)      11.22      1.59
12/31/04       11.27       .53              .09             .62       (.41)          --          (.41)      11.48      5.72
12/31/03       10.36       .53              .78            1.31       (.40)          --          (.40)      11.27     12.80

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $   96      .61%/5/    .55%/5/     2.81%/5/
12/31/07            79      .71        .58         2.37
12/31/06/8/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
6/30/08/4/       2,263      .86/5/     .80/5/      2.57/5/
12/31/07         1,997      .96        .83         2.11
12/31/06/8/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $ 6,378      .28%/5/    .25%/5/     2.00%/5/
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
12/31/04         4,213      .31        .30         1.39
12/31/03         4,402      .34        .34         1.45
CLASS 2
6/30/08/4/      19,317      .53/5/     .50/5/      1.72/5/
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
12/31/04        13,105      .56        .55         1.19
12/31/03         7,824      .59        .59         1.18
CLASS 3
6/30/08/4/         330      .46/5/     .43/5/      1.80/5/
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50
12/31/04/7/        537      .49/5/     .48/5/      1.24/5/

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $2,318      .31%/5/    .28%/5/     2.85%/5/
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
12/31/04           899      .38        .37         2.64
12/31/03           911      .42        .42         3.12
CLASS 2
6/30/08/4/       6,842      .56/5/     .53/5/      2.61/5/
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
12/31/04         3,797      .62        .62         2.42
12/31/03         2,314      .67        .67         2.81
CLASS 3
6/30/08/4/          62      .49/5/     .46/5/      2.69/5/
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39
12/31/04/7/         81      .55/5/     .55/5/      2.50/5/

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $1,900      .40%/5/    .36%/5/     5.66%/5/
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
12/31/04           195      .45        .44         4.94
12/31/03           213      .47        .47         5.19
CLASS 2
6/30/08/4/       3,889      .65/5/     .61/5/      5.43/5/
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06
12/31/04         1,759      .70        .69         4.68
12/31/03         1,280      .72        .72         4.88

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                        Income (loss) from investment operations/2/      Dividends and distributions
                        ------------------------------------------  -------------------------------------

                                        Net gains
              Net asset    Net         (losses) on                  Dividends                    Total     Net asset
               value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period        beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended         of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $10.83      $.23            $.18            $.41        $(.02)      $ --/6/       $(.02)     $11.22     3.69%
12/31/07        10.18       .49             .47             .96         (.31)        --           (.31)      10.83     9.54
12/31/06/9/     10.00       .10             .15             .25         (.07)        --           (.07)      10.18     2.52
CLASS 2
6/30/08/4/      10.81       .22             .17             .39         (.02)        --/6/        (.02)      11.18     3.61
12/31/07        10.17       .47             .47             .94         (.30)        --           (.30)      10.81     9.23
12/31/06/10/    10.00       .06             .18             .24         (.07)        --           (.07)      10.17     1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $11.65      $.45           $(.62)          $(.17)      $ (.15)        --         $ (.15)     $11.33    (1.50)%
12/31/07        12.90       .95            (.72)            .23        (1.48)        --          (1.48)      11.65     1.62
12/31/06        12.41       .92             .37            1.29         (.80)        --           (.80)      12.90    10.89
12/31/05        12.89       .85            (.55)            .30         (.78)        --           (.78)      12.41     2.46
12/31/04        12.54       .84             .32            1.16         (.81)        --           (.81)      12.89     9.83
12/31/03        10.44       .90            2.12            3.02         (.92)        --           (.92)      12.54    29.79
CLASS 2
6/30/08/4/      11.55       .43            (.62)           (.19)        (.14)        --           (.14)      11.22    (1.65)
12/31/07        12.79       .91            (.72)            .19        (1.43)        --          (1.43)      11.55     1.33
12/31/06        12.32       .89             .36            1.25         (.78)        --           (.78)      12.79    10.59
12/31/05        12.81       .81            (.55)            .26         (.75)        --           (.75)      12.32     2.20
12/31/04        12.47       .81             .32            1.13         (.79)        --           (.79)      12.81     9.59
12/31/03        10.39       .86            2.12            2.98         (.90)        --           (.90)      12.47    29.51
CLASS 3
6/30/08/4/      11.65       .44            (.62)           (.18)        (.14)        --           (.14)      11.33    (1.54)
12/31/07        12.88       .92            (.72)            .20        (1.43)        --          (1.43)      11.65     1.40
12/31/06        12.39       .90             .36            1.26         (.77)        --           (.77)      12.88    10.66
12/31/05        12.87       .82            (.55)            .27         (.75)        --           (.75)      12.39     2.25
12/31/04/7/     12.79       .78             .11             .89         (.81)        --           (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $11.73      $.26           $(.13)           $.13        $(.07)        --          $(.07)     $11.79     1.11%
12/31/07        11.87       .58             .20             .78         (.92)        --           (.92)      11.73     6.83
12/31/06        11.91       .55            (.10)            .45         (.49)        --           (.49)      11.87     3.95
12/31/05        12.07       .48            (.16)            .32         (.48)        --           (.48)      11.91     2.70
12/31/04        12.24       .45            (.03)            .42         (.59)        --           (.59)      12.07     3.58
12/31/03        12.37       .46            (.15)            .31         (.44)        --           (.44)      12.24     2.51
CLASS 2
6/30/08/4/      11.65       .24            (.12)            .12         (.07)        --           (.07)      11.70     1.00
12/31/07        11.79       .54             .19             .73         (.87)        --           (.87)      11.65     6.49
12/31/06        11.83       .51            (.09)            .42         (.46)        --           (.46)      11.79     3.75
12/31/05        12.00       .45            (.16)            .29         (.46)        --           (.46)      11.83     2.41
12/31/04        12.17       .41            (.03)            .38         (.55)        --           (.55)      12.00     3.30
12/31/03        12.31       .42            (.14)            .28         (.42)        --           (.42)      12.17     2.28
CLASS 3
6/30/08/4/      11.74       .25            (.13)            .12         (.07)        --           (.07)      11.79     0.99
12/31/07        11.86       .55             .20             .75         (.87)        --           (.87)      11.74     6.63
12/31/06        11.89       .52            (.09)            .43         (.46)        --           (.46)      11.86     3.80
12/31/05        12.05       .46            (.16)            .30         (.46)        --           (.46)      11.89     2.50
12/31/04/7/     12.34       .41            (.11)            .30         (.59)        --           (.59)      12.05     2.58

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $11.40      $.15            $ --/6/         $.15        $(.07)        --          $(.07)     $11.48     1.29%
12/31/07        11.62       .57              --/6/          .57         (.79)        --           (.79)      11.40     4.95
12/31/06        11.31       .54              --/6/          .54         (.23)        --           (.23)      11.62     4.81
12/31/05        11.09       .33              --/6/          .33         (.11)        --           (.11)      11.31     2.97
12/31/04        11.07       .11              --/6/          .11         (.09)        --           (.09)      11.09      .96
12/31/03        11.17       .07              --/6/          .07         (.17)        --           (.17)      11.07      .67
CLASS 2
6/30/08/4/      11.35       .13              --/6/          .13         (.06)        --           (.06)      11.42     1.17
12/31/07        11.56       .54              --/6/          .54         (.75)        --           (.75)      11.35     4.73
12/31/06        11.26       .51              --/6/          .51         (.21)        --           (.21)      11.56     4.59
12/31/05        11.05       .30              --/6/          .30         (.09)        --           (.09)      11.26     2.68
12/31/04        11.03       .08              --/6/          .08         (.06)        --           (.06)      11.05      .70
12/31/03        11.12       .05              --/6/          .05         (.14)        --           (.14)      11.03      .47
CLASS 3
6/30/08/4/      11.40       .13              --/6/          .13         (.06)        --           (.06)      11.47     1.17
12/31/07        11.60       .55              --/6/          .55         (.75)        --           (.75)      11.40     4.83
12/31/06        11.29       .52              --/6/          .52         (.21)        --           (.21)      11.60     4.64
12/31/05        11.07       .30              --/6/          .30         (.08)        --           (.08)      11.29     2.74
12/31/04/7/     11.07       .09              --/6/          .09         (.09)        --           (.09)      11.07      .78

                           Ratio of   Ratio of    Ratio of
                           expenses   expenses      net
              Net assets, to average to average    income
                end of    net assets net assets  (loss) to
Period        period (in    before     after      average
ended          millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/        $ 68       .60%/5/    .54%/5/     4.17%/5/
12/31/07            28       .61        .55         4.61
12/31/06/9/         12       .15        .13         1.00
CLASS 2
6/30/08/4/         767       .85/5/     .79/5/      3.91/5/
12/31/07           279       .86        .80         4.41
12/31/06/10/        15       .13        .12          .60

High-Income Bond Fund
------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/       $ 344       .48%/5/    .43%/5/     7.89%/5/
12/31/07           308       .48        .44         7.41
12/31/06           293       .49        .45         7.36
12/31/05           309       .50        .46         6.76
12/31/04           364       .50        .50         6.74
12/31/03           411       .51        .51         7.74
CLASS 2
6/30/08/4/       1,004       .73/5/     .68/5/      7.65/5/
12/31/07           996       .73        .69         7.17
12/31/06           832       .74        .70         7.12
12/31/05           590       .75        .71         6.55
12/31/04           444       .75        .74         6.48
12/31/03           319       .76        .76         7.41
CLASS 3
6/30/08/4/          26       .66/5/     .61/5/      7.72/5/
12/31/07            28       .66        .62         7.21
12/31/06            34       .67        .63         7.19
12/31/05            37       .68        .64         6.58
12/31/04/7/         46       .68/5/     .68/5/      6.57/5/

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/        $287       .44%/5/    .40%/5/     4.35%/5/
12/31/07           211       .46        .41         4.83
12/31/06           218       .47        .42         4.64
12/31/05           252       .47        .43         3.99
12/31/04           286       .47        .46         3.68
12/31/03           373       .46        .46         3.71
CLASS 2
6/30/08/4/         800       .69/5/     .65/5/      4.10/5/
12/31/07           597       .71        .66         4.58
12/31/06           402       .72        .67         4.40
12/31/05           341       .72        .68         3.75
12/31/04           285       .72        .71         3.42
12/31/03           273       .71        .71         3.43
CLASS 3
6/30/08/4/          29       .62/5/     .58/5/      4.18/5/
12/31/07            29       .64        .59         4.65
12/31/06            32       .65        .60         4.45
12/31/05            39       .65        .61         3.81
12/31/04/7/         43       .65/5/     .65/5/      3.51/5/

Cash Management Fund
-------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/        $120       .33%/5/    .30%/5/     2.60%/5/
12/31/07           112       .33        .30         4.88
12/31/06            98       .33        .30         4.74
12/31/05            75       .33        .30         2.91
12/31/04            78       .37        .36          .96
12/31/03           103       .47        .47          .68
CLASS 2
6/30/08/4/         625       .58/5/     .55/5/      2.31/5/
12/31/07           452       .58        .55         4.61
12/31/06           282       .58        .55         4.52
12/31/05           153       .58        .55         2.71
12/31/04           110       .61        .61          .76
12/31/03            99       .72        .72          .42
CLASS 3
6/30/08/4/          22       .51/5/     .48/5/      2.42/5/
12/31/07            20       .51        .48         4.70
12/31/06            18       .51        .48         4.53
12/31/05            16       .51        .48         2.70
12/31/04/7/         20       .54/5/     .54/5/       .80/5/

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


                                                   Six months
                                                     ended        Year ended December 31
                                                    June 30,  ------------------------------
Portfolio turnover rate for all classes of shares   2008/4/   2007  2006    2005  2004  2003
-------------------------------------------------  ---------- ----  ----    ----  ----  ----

   Global Discovery Fund                               23%      50%   31%     53%   28%   30%
   Global Growth Fund                                  16       38    31      26    24    27
   Global Small Capitalization Fund                    20       49    50      47    49    51
   Growth Fund                                         11       40    35      29    30    34
   International Fund                                  24       41    29      40    37    40
   New World Fund                                      12       34    32      26    18    19
   Blue Chip Income and Growth Fund                    10       27    21      33    13    12
   Global Growth and Income Fund                       14       36     8/8/   --    --    --
   Growth-Income Fund                                  15       24    25      20    21    21
   Asset Allocation Fund                                8       29    38      23    20    20
   Bond Fund                                           29       57    57      46    34    20
   Global Bond Fund                                    47       85     7/9/   --    --    --
   High-Income Bond Fund                               15       32    35      35    38    48
   U.S. Government/AAA-Rated Securities Fund           35       91    76      86    68    63
   Cash Management Fund                                --       --    --      --    --    --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/Unaudited. Six months ended June 30, 2008.

/5/Annualized.

/6/Amount less than $.01.

/7/From January 16, 2004, when Class 3 shares were first issued.

/8/From May 1, 2006, commencement of operations.

/9/From October 4, 2006 , commencement of operations.

/10/From November 6, 2006, when Class 2 shares were first issued.

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

Other fund information

Annual/Semi-annual report to shareholders
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

Statement of additional information (SAI) and codes of ethics
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

                            Litho in USA   Investment Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust


[LOGO] American Funds(R)              The right choice for the long term(R)

American Funds
Insurance Series(R)

Prospectus

Class 2 shares

October 1, 2008

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

American Funds Insurance Series (the "Series") consists of 16 funds, each representing a separate, fully managed diversified portfolio of securities. The
16 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund

   International Growth and Income Fund

   Asset Allocation Fund
   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 2 shares and is for use with the contracts that make Class 2 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed in this prospectus. MORE
INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL
INFORMATION.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  1
                                                                             ---


GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  2002        2003        2004         2005         2006         2007
 ------      ------      ------       ------       ------       ------
-21.67%      37.11%      10.43%       10.80%       17.41%       17.22%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   18.31% (quarter ended June 30, 2003)
LOWEST   -17.62% (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-13.04%.

For periods ended December 31, 2007:

                                                LIPPER MULTI-CAP GLOBAL SERVICE
                                                  GROWTH FUNDS   AND INFORMATION
AVERAGE ANNUAL TOTAL RETURNS   FUND  S&P 500/1/     INDEX/2/        INDEX/3/
--------------------------------------------------------------------------------

        1 year                17.22%   5.49%         12.79%           2.28%
--------------------------------------------------------------------------------
        5 years                18.22   12.82          15.15           14.62
--------------------------------------------------------------------------------
        Lifetime/4/             8.39    4.74           3.86            4.86

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI World
   Index, which is a market capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70%
   U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
   World Index. The index is compiled by the fund's investment adviser, Capital
   Research and Management Company, is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from July 5, 2001, the date the fund began investment operations.

                                                                             ---
        GLOBAL DISCOVERY FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.58%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.02
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.85

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $87    $271    $471    $1,049

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL DISCOVERY FUND
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 1998    1999     2000     2001     2002    2003    2004    2005   2006   2007
 ----    ----     ----     ----     ----    ----    ----    ----   ----   ----
28.75%  69.67%  -18.87%  -14.22%  -14.64%  35.27%  13.49%  14.07% 20.43% 14.85%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   41.03% (quarter ended December 31, 1999)
LOWEST   -20.43% (quarter ended September 30, 2001)

The fund's cumulative total return for the six months ended June 30, 2008, was
-9.74%.

For periods ended December 31, 2007:

                                      MSCI       LIPPER
                                      WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS   FUND  INDEX/1/   INDEX/2/
----------------------------------------------------------

        1 year                14.85%  9.57%      9.28%
----------------------------------------------------------
        5 years                19.35  17.53      17.10
----------------------------------------------------------
        10 years               12.13   7.45       7.78
----------------------------------------------------------
        Lifetime/3/            12.17   8.11       8.30

/1/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. The index consists of 23 developed-market country indexes, including the United
   States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.53%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.02
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.80

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $82    $255    $444     $990

                                                                             ---
           GLOBAL GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1999     2000     2001      2002     2003     2004     2005     2006     2007
------   ------   ------    ------   ------   ------   ------   ------   ------
91.37%  -16.53%  -12.85%   -19.05%   53.53%   20.88%   25.35%   24.05%   21.43%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   28.90% (quarter ended December 31, 1999)
LOWEST   -28.24% (quarter ended September 30, 2001)

The fund's cumulative total return for the six months ended June 30, 2008, was
-12.39%.

For periods ended December 31, 2007:

                                                   LIPPER GLOBAL
                                     S&P/CITIGROUP   SMALL-CAP
                                     GLOBAL/WORLD      FUNDS
AVERAGE ANNUAL TOTAL RETURNS   FUND   INDEXES/1/    AVERAGE/2/
----------------------------------------------------------------

        1 year                21.43%     9.87%         9.70%
----------------------------------------------------------------
        5 years                28.50     24.64         22.21
----------------------------------------------------------------
        Lifetime/3/            15.55     10.63          9.96

/1/S&P/Citigroup Global/World Indexes reflect a combination of two
   S&P/Citigroup Global indexes and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global indexes, which track publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and
   May 2004 to April 2006, respectively. This index better reflects the fund's investments in developing countries during this period. The S&P/Citigroup
   World indexes, which only include stocks in developed countries and reflect market capitalizations of less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1998 to 1999, respectively. These indexes are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from April 30, 1998, the date the fund began investment operations.

                                                                                ---
GLOBAL SMALL CAPITALIZATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  9
                                                                                ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.70%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.03
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.98

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $100   $312    $542    $1,201

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL SMALL CAPITALIZATION FUND
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1998    1999   2000    2001     2002    2003    2004    2005    2006    2007
------  ------  -----  ------  -------  ------  ------  ------  -----   -----
35.23%  57.27%  4.47%  -18.15% -24.46%  36.80%  12.50%  16.19%  10.22%  12.35%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   30.71% (quarter ended December 31, 1999)
LOWEST   -27.17% (quarter ended September 30, 2001)

The fund's cumulative total return for the six months ended June 30, 2008, was
-7.71%.

For periods ended December 31, 2007:

                                                LIPPER CAPITAL
                                                 APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS   FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
-----------------------------------------------------------------------------

        1 year                12.35%   5.49%        16.39%         7.83%
-----------------------------------------------------------------------------
        5 years                17.23   12.82         15.18         12.30
-----------------------------------------------------------------------------
        10 years               11.77    5.91          6.54          4.76
-----------------------------------------------------------------------------
        Lifetime/4/            14.36   12.63         10.74         10.56

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.32%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.58

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $59    $186    $324     $726

                                                                             ---
                  GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 1998    1999    2000     2001    2002    2003    2004    2005    2006    2007
------  ------  ------  -------  ------  ------  ------  ------  ------  ------
20.93%  75.97% -22.06%  -19.89% -14.84%  34.85%  19.32%  21.50%  18.98%  20.02%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   42.33% (quarter ended December 31, 1999)
LOWEST   -19.66% (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-11.83%.

For periods ended December 31, 2007:

                                     MSCI ALL
                                     COUNTRY
                                      WORLD       LIPPER
                                      INDEX    INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURNS   FUND  EX USA/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year                20.02%  17.12%      14.25%
-------------------------------------------------------------
        5 years                22.79   24.52       21.82
-------------------------------------------------------------
        10 years               12.19   10.09        9.46
-------------------------------------------------------------
        Lifetime/3/            11.15    8.76        9.15

/1/MSCI All Country World Index ex USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.
   The index consists of 47 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from May 1, 1990, the date the fund began investment operations.

                                                                             ---
           INTERNATIONAL FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.49%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.03
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.77

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $79    $246    $428     $954

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL FUND
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco,
Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa,
Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

    2000     2001     2002     2003     2004     2005     2006     2007
   ------   ------   ------   ------   ------   ------   ------   ------
  -12.70%   -4.19%   -5.66%   39.18%   18.80%   20.74%   32.59%   32.21%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   15.47% (quarter ended June 30, 2003)
LOWEST   -16.07% (quarter ended September 30, 2001)

The fund's cumulative total return for the six months ended June 30, 2008, was
-8.68%.

For periods ended December 31, 2007:

                                         MSCI            MSCI
                                      ALL COUNTRY      EMERGING
AVERAGE ANNUAL TOTAL RETURNS   FUND  WORLD INDEX/1/ MARKETS INDEX/2/
--------------------------------------------------------------------

        1 year                32.21%    12.18%          39.78%
--------------------------------------------------------------------
        5 years                28.47     18.80           37.46
--------------------------------------------------------------------
        Lifetime/3/            14.87      5.68           16.62

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of 25 emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from June 17, 1999, the date the fund began investment operations.

                                                                             ---
               NEW WORLD FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.76%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.06
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    1.07

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $109   $340    $590    $1,306

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  NEW WORLD FUND
----


BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  21
                                                                                ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

    2002         2003        2004         2005          2006          2007
   -------      -------     ------       ------        ------        ------
   -23.07%      30.73%       9.74%        7.24%        17.42%         2.03%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   17.08% (quarter ended June 30, 2003)
LOWEST   -20.50% (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-15.13%.

For periods ended December 31, 2007:

                                               LIPPER GROWTH
                                                 & INCOME
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year                2.03%   5.49%        4.28%
-------------------------------------------------------------
        5 years               13.01   12.82        12.86
-------------------------------------------------------------
        Lifetime/3/            4.63    4.74         5.75

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BLUE CHIP INCOME AND GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.41%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.67

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $68    $214    $373     $835

                                                                                ---
BLUE CHIP INCOME AND GROWTH FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  23
                                                                                ---


GLOBAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


INVESTMENT RESULTS

Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

                                      2007
                                     ------
                                     12.67%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  6.72% (quarter ended June 30, 2007)
LOWEST   0.49% (quarter ended December 31, 2007)

The fund's cumulative total return for the six months ended June 30, 2008, was
-9.52%.

For periods ended December 31, 2007:

                                      MSCI
                                       ALL
                                     COUNTRY   MSCI
                                      WORLD    WORLD
AVERAGE ANNUAL TOTAL RETURNS   FUND  INDEX/1/ INDEX/2/
------------------------------------------------------

        1 year                12.67% 12.18%    9.57%
------------------------------------------------------
        Lifetime/3/            13.91  13.19    11.55

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. The index consists of 23 developed-market country indexes, including the United
   States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from May 1, 2006, the date the fund began investment operations.

                                                                             ---
GLOBAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  25
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.69%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.02
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.96

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $98    $306    $531    $1,178

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  27
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1998    1999   2000   2001    2002    2003    2004    2005    2006    2007
------  ------  -----  -----  ------  ------  ------  -----   -----   -----
18.09%  11.20%  7.95%  2.56%  -18.34%  32.43%  10.37%  5.83%  15.20%   5.04%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   18.85%  (quarter ended December 31, 1998)
LOWEST   -18.70%  (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-11.08%.

For periods ended December 31, 2007:

                                               LIPPER GROWTH
                                                 & INCOME
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year                5.04%   5.49%        4.28%
-------------------------------------------------------------
        5 years               13.36   12.82        12.86
-------------------------------------------------------------
        10 years               8.31    5.91         5.91
-------------------------------------------------------------
        Lifetime/3/           12.52   12.63        11.28

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Growth & Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GROWTH-INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.26%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.52

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $53    $167    $291     $653

                                                                             ---
           GROWTH-INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  29
                                                                             ---


INTERNATIONAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income. The fund will pursue this objective by investing primarily in stocks of larger, well-established companies domiciled outside of the United
States, including developing countries. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United
States and whose securities are primarily listed on exchanges outside the
United States. The fund therefore expects to be invested in numerous countries outside the United States. The fund may also hold cash and money market instruments.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund will focus on stocks of companies with strong earnings that pay dividends. We believe that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside of the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  INTERNATIONAL GROWTH AND INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)*  CLASS 2
--------------------------------------------------------------------------

            Management fees+                                        0.69%
--------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees                 0.25
--------------------------------------------------------------------------
            Other expenses                                           0.03
--------------------------------------------------------------------------
            Total annual fund operating expenses+                    0.97

*Based on estimated amounts for the current fiscal year.

+The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS
-----------------------

Class 2   $99    $309

                                                                                    ---
INTERNATIONAL GROWTH AND INCOME FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  31
                                                                                    ---


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25%
of its debt assets in lower quality debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2007, the fund was approximately 64% invested in equity securities, 22% invested in debt securities and 14% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1998   1999   2000   2001     2002    2003    2004    2005     2006     2007
------  -----  -----  -----  -------  ------  -----   -----    -----    -----
12.94%  6.92%  4.40%  0.52%  -12.38%  21.74%  8.34%   9.14%    14.66%    6.55%

The fund's highest/lowest quarterly results during this time period were:

              HIGHEST   12.15% (quarter ended June 30, 2003)
              LOWEST   -12.34% (quarter ended September 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-6.36%.

For periods ended December 31, 2007:

                              LEHMAN                CITIGROUP BROAD
                           BROTHERS U.S.              INVESTMENT-
AVERAGE ANNUAL               AGGREGATE                GRADE (BIG)
TOTAL RETURNS        FUND    INDEX/1/    S&P 500/2/  BOND INDEX/3/
-------------------------------------------------------------------

1 year               6.55%     6.97%       5.49%         7.22%
-------------------------------------------------------------------
5 years              11.95      4.42       12.82          4.55
-------------------------------------------------------------------
10 years              6.92      5.97        5.91          6.03
-------------------------------------------------------------------
Lifetime/4/           9.25      7.14       10.54          7.21

/1/Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/4/Lifetime results are from August 1, 1989, the date the fund began investment operations.

                                                                             ---
        ASSET ALLOCATION FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  33
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.31%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.57

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $58    $183    $318     $714

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  ASSET ALLOCATION FUND
----


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days'
notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities (rated Ba1 or below by
Moody's Investors Service and BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to
20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  35
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                            [CHART]

  1998    1999    2000    2001    2002     2003    2004    2005    2006    2007
  -----   -----   -----   -----   -----   ------   -----   -----   -----   -----
  4.11%   2.55%   4.99%   8.15%   4.05%   12.80%   5.72%   1.59%   6.99%   3.33%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   5.07% (quarter ended December 31, 2002)
LOWEST   -1.77% (quarter ended September 30, 1998)

The fund's cumulative total return for the six months ended June 30, 2008, was
-0.44%.

For periods ended December 31, 2007:

                                    LEHMAN BROTHERS  CITIGROUP BROAD
                                    U.S. AGGREGATE   INVESTMENT-GRADE
AVERAGE ANNUAL TOTAL RETURNS  FUND     INDEX/1/     (BIG) BOND INDEX/2/
-----------------------------------------------------------------------

        1 year                3.33%      6.97%            7.22%
-----------------------------------------------------------------------
        5 years                6.01       4.42             4.55
-----------------------------------------------------------------------
        10 years               5.38       5.97             6.03
-----------------------------------------------------------------------
        Lifetime/3/            5.77       6.08             6.12

/1/Lehman Brothers U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lifetime results are from January 2, 1996, the date the fund began investment operations.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.40%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.66

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ----------------------------------------

                    Class 2   $67    $211    $368     $822

                                                                             ---
                    BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  37
                                                                             ---


GLOBAL BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, with as high a level of total return as is consistent with prudent management, by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.

The fund is designed for investors seeking returns through a portfolio of debt securities issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


INVESTMENT RESULTS

Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

                                      2007
                                     ------
                                      9.23%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  4.92% (quarter ended September 30, 2007)
LOWEST   0.10% (quarter ended June 30, 2007)

The fund's cumulative total return for the six months ended June 30, 2008, was
3.61%.

For periods ended December 31, 2007:

                                    LEHMAN BROTHERS  LIPPER GLOBAL
                                    GLOBAL AGGREGATE INCOME FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND      INDEX/1/      AVERAGE/2/
------------------------------------------------------------------

        1 year                9.23%      9.48%           6.65%
------------------------------------------------------------------
        Lifetime/3/            9.42       9.13            7.05

/1/Lehman Brothers Global Aggregate Index represents the global investment-grade fixed-income markets. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper Global Income Funds Average is comprised of funds that invest primarily in U.S. dollar and non-U.S. dollar debt securities located in at least three countries, one of which may be the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Lifetime results are from October 4, 2006, the date the fund began investment operations.

                                                                             ---
             GLOBAL BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  39
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.57%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.04
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.86

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $88    $274    $477    $1,061

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody's Investors Service or BB+ or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of issuers domiciled outside the United States.
Normally, the fund invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  41
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

1998   1999    2000   2001    2002    2003    2004    2005    2006    2007
-----  -----  ------  -----  ------  ------   -----   -----   -----   -----
0.27%  5.53%  -3.31%  7.73%  -1.83%  29.51%   9.59%   2.20%   10.59%  1.33%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  10.65% (quarter ended December 31, 2002)
LOWEST   -9.10% (quarter ended June 30, 2002)

The fund's cumulative total return for the six months ended June 30, 2008, was
-1.65%.

For periods ended December 31, 2007:

                                                                         LIPPER
                                    CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
                                     HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
AVERAGE ANNUAL TOTAL RETURNS  FUND    INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
------------------------------------------------------------------------------------

        1 year                1.33%     2.65%           7.22%             2.13%
------------------------------------------------------------------------------------
        5 years               10.21     10.97            4.55             10.07
------------------------------------------------------------------------------------
        10 years               5.81      6.10            6.03              3.96
------------------------------------------------------------------------------------
        Lifetime/4/            9.70      N/A             8.54              7.85

/1/Credit Suisse High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations; therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  HIGH-INCOME BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.47%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.73

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $75    $233    $406     $906

                                                                             ---
        HIGH-INCOME BOND FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  43
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

1998    1999    2000   2001   2002    2003   2004    2005     2006     2007
-----  ------  ------  -----  -----   -----  -----   -----    -----    -----
7.93%  -0.78%  11.39%  7.02%  9.15%   2.28%  3.30%   2.41%    3.75%    6.49%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   4.58% (quarter ended September 30, 2001)
LOWEST   -1.73% (quarter ended June 30, 2004)

The fund's cumulative total return for the six months ended June 30, 2008, was
1.00%.

For periods ended December 31, 2007:

                                    CITIGROUP    LIPPER
                                    TREASURY/   GENERAL
                                      GOVT.       U.S.
                                    SPONSORED/ GOVERNMENT
                                     MORTGAGE    FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND   INDEX/1/  AVERAGE/2/ CPI/3/
----------------------------------------------------------------

        1 year                6.49%   7.87%      6.25%    4.08%
----------------------------------------------------------------
        5 years                3.63    4.33       3.10     3.03
----------------------------------------------------------------
        10 years               5.23    5.94       4.95     2.68
----------------------------------------------------------------
        Lifetime/4/            6.69    7.71       6.54     3.02

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is comprised of funds that invest primarily in U.S. government and agency issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect the effect of sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

                                                                                         ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  45
                                                                                         ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.45%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.71

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $73    $227    $395     $883

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside the United States or Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the United States or
Canada. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  47
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year, as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1998    1999     2000    2001    2002    2003    2004    2005   2006    2007
 ----    ----     ----    ----    ----    ----    ----    ----   ----   -----
 4.90%   4.47%    5.83%   3.43%   1.00%   0.47%   0.70%   2.68%  4.59%   4.73%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  1.51% (quarter ended September 30, 2000)
LOWEST   0.06% (quarter ended June 30, 2004)

The fund's cumulative total return for the six months ended June 30, 2008, was
1.17%.

For periods ended December 31, 2007:

AVERAGE ANNUAL TOTAL RETURNS  FUND
-----------------------------------

         1 year               4.73%
-----------------------------------
         5 years               2.62
-----------------------------------
         10 years              3.26
-----------------------------------
         Lifetime*             4.62

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  CASH MANAGEMENT FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)  CLASS 2
-------------------------------------------------------------------------

           Management fees*                                        0.32%
-------------------------------------------------------------------------
           Distribution and/or service (12b-1) fees                 0.25
-------------------------------------------------------------------------
           Other expenses                                           0.01
-------------------------------------------------------------------------
           Total annual fund operating expenses*                    0.58

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------

Class 2   $59    $186    $324     $726

                                                                             ---
         CASH MANAGEMENT FUND  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  49
                                                                             ---


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in such securities.
A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and
Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year (or, in the case of International Growth and Income Fund, the management fee to be paid for the current fiscal year), expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A more detailed description of the investment advisory and service agreement between the Series and the investment adviser is included in the Series' statement of additional information. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series' annual report to shareholders for the fiscal year ended December 31, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, the investment adviser does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser's policies is included in the statement of additional information.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition to the portfolio counselors below, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.
Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The primary individual portfolio counselors for each of the funds are:

                                                                               PRIMARY TITLE WITH
                                                                               INVESTMENT ADVISER
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN              (OR AFFILIATE)
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                        EXPERIENCE
---------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Serves as an equity portfolio counselor for:       Senior Vice
VICE CHAIRMAN OF THE BOARD  GROWTH-INCOME FUND -- 25 years (since the          President --
                            fund's inception)                                  Capital Research
                            BLUE CHIP INCOME AND GROWTH FUND -- 7 years        Global Investors
                            (since the fund's inception)                       Investment
                                                                               professional for 46
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Serves as an equity portfolio counselor for:       Senior Vice
PRESIDENT AND TRUSTEE       GROWTH-INCOME FUND -- 3 years                      President --
                                                                               Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 23
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
ALAN N. BERRO               Serves as an equity portfolio counselor for:       Senior Vice
SENIOR VICE PRESIDENT       ASSET ALLOCATION FUND -- 9 years                   President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 23
                                                                               years in total; 17
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Serves as a fixed-income portfolio counselor for:  Senior Vice
SENIOR VICE PRESIDENT       BOND FUND -- 13 years (since the fund's            President -- Fixed
                            inception)                                         Income, Capital
                            HIGH-INCOME BOND FUND -- 11 years                  Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 56
                                                                               years in total; 41
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
JOHN H. SMET                Serves as a fixed-income portfolio counselor for:  Senior Vice
SENIOR VICE PRESIDENT       U.S. GOVERNMENT/AAA-RATED SECURITIES               President -- Fixed
                            FUND -- 16 years                                   Income, Capital
                                                                               Research and
                                                                               Management Company
                                                                               Investment
                                                                               professional for 26
                                                                               years in total; 25
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              GROWTH-INCOME FUND -- 15 years (plus 5 years of    President --
                            prior experience as an investment analyst for the  Capital Research
                            fund)                                              Global Investors
                            GLOBAL DISCOVERY FUND -- 7 years (since the        Investment
                            fund's inception)                                  professional for 36
                                                                               years in total; 33
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Serves as an equity portfolio counselor for:       Senior Vice
VICE PRESIDENT              GLOBAL GROWTH FUND -- 11 years (since the          President --
                            fund's inception)                                  Capital World
                            NEW WORLD FUND -- 9 years (since the fund's        Investors
                            inception)                                         Investment
                                                                               professional for 23
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate
---------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             Serves as a fixed-income portfolio counselor for:  Senior Vice
VICE PRESIDENT              HIGH-INCOME BOND FUND -- 14 years (plus 2 years    President -- Fixed
                            of prior experience as an investment analyst for   Income, Capital
                            the fund)                                          Research and
                            ASSET ALLOCATION FUND -- 9 years                   Management Company
                            GLOBAL BOND FUND -- 2 years (since the fund's      Investment
                            inception)                                         professional for 20
                                                                               years in total; 18
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            Serves as a fixed-income portfolio counselor for:  Senior Vice
                            HIGH-INCOME BOND FUND -- 15 years                  President -- Fixed
                            NEW WORLD FUND -- 9 years (since the fund's        Income, Capital
                            inception)                                         Research and
                            BOND FUND -- 11 years                              Management Company
                                                                               Investment
                                                                               professional for 27
                                                                               years in total; 20
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Serves as an equity portfolio counselor for:       Senior Vice
                            GROWTH FUND -- 5 years                             President --
                                                                               Capital World
                                                                               Investors
                                                                               Investment
                                                                               professional for 27
                                                                               years in total; 22
                                                                               years with Capital
                                                                               Research and
                                                                               Management Company
                                                                               or affiliate
---------------------------------------------------------------------------------------------------
CHRISTOPHER D. BUCHBINDER   Serves as an equity portfolio counselor for:       Senior Vice
                            BLUE CHIP INCOME AND GROWTH FUND -- 1 year         President --
                                                                               Capital Research
                                                                               Global Investors
                                                                               Investment
                                                                               professional for 13
                                                                               years, all with
                                                                               Capital Research
                                                                               and Management
                                                                               Company or affiliate

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  51
                                                                             ---


                                                                                    PRIMARY TITLE WITH
 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN               INVESTMENT ADVISER (OR
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE              AFFILIATE) AND INVESTMENT
       APPLICABLE)                          IN, THE FUND(S)                             EXPERIENCE
-------------------------------------------------------------------------------------------------------------

GORDON CRAWFORD             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --                Capital Research Global
                            10 years (since the fund's inception)              Investors
                            GLOBAL DISCOVERY FUND -- 3 years                   Investment professional for
                                                                               37 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            BOND FUND -- 3 years                               Fixed Income, Capital
                            GLOBAL BOND FUND -- 2 years (since the fund's      Research and Management
                            inception)                                         Company
                                                                               Investment professional for
                                                                               30 years in total; 20 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MARK E. DENNING             Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  10 years      Capital Research Global
                            (since the fund's inception)                       Investors
                            GLOBAL DISCOVERY FUND -- 3 years                   Investment professional for
                                                                               26 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK              Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL SMALL CAPITALIZATION FUND --  6 years       Capital Research Global
                            GROWTH-INCOME FUND -- 2 years                      Investors
                                                                               Investment professional for
                                                                               15 years in total; 14 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
NICHOLAS J. GRACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 6 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              18 years in total; 15 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 12 years                     Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               20 years in total; 16 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID A. HOAG               Serves as a fixed-income portfolio counselor for:  Senior Vice
                            BOND FUND -- 1 year                                President -- Fixed Income,
                                                                               Capital Research and
                                                                               Management Company
                                                                               Investment professional for
                                                                               20 years in total; 17 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH              Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            GLOBAL BOND FUND -- 2 years (since the fund's      Fixed Income, Capital
                            inception)                                         Research Company
                            U.S. GOVERNMENT/AAA-RATED SECURITIES               Investment professional for
                            FUND -- 11 years                                   22 years in total; 18 years
                            BOND FUND -- 1 year                                with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- 2 years           Capital World Investors
                            (since the fund's inception)                       Investment professional for
                            GROWTH FUND -- 2 years                             36 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
CARL M. KAWAJA              Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH AND INCOME FUND -- 2 years           Capital World Investors
                            (since the fund's inception)                       Investment professional for
                            NEW WORLD FUND -- 9 years (since the fund's        21 years in total; 17 years
                            inception)                                         with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR             Serves as an equity portfolio counselor for:       Senior Vice President --
                            ASSET ALLOCATION FUND -- 4 years                   Capital World Investors
                            GROWTH FUND -- 3 years                             Investment professional for
                                                                               25 years in total; 23 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
SUNG LEE                    Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 3 years                      Capital Research Global
                            INTERNATIONAL GROWTH AND INCOME FUND -- less       Investors
                            than 1 year (since the fund's inception)           Investment professional for
                                                                               14 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
JAMES B. LOVELACE           Serves as an equity portfolio counselor for:       Senior Vice President --
                            BLUE CHIP INCOME AND GROWTH FUND -- 1 year         Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               26 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
JESPER LYCKEUS              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 2 years (plus 8 years of     Capital Research Global
                            prior experience as an investment analyst for the  Investors
                            fund)                                              Investment professional for
                            INTERNATIONAL GROWTH AND INCOME FUND -- less       13 years in total; 12 years
                            than 1 year (since the fund's inception)           with Capital Research and
                                                                               Management Company or
                                                                               affiliate

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


 PORTFOLIO COUNSELOR FOR              PORTFOLIO COUNSELOR'S ROLE IN            PRIMARY TITLE WITH INVESTMENT
   THE SERIES/TITLE (IF               MANAGEMENT OF, AND EXPERIENCE               ADVISER (OR AFFILIATE)
       APPLICABLE)                          IN, THE FUND(S)                      AND INVESTMENT EXPERIENCE
-------------------------------------------------------------------------------------------------------------

MARK R. MACDONALD           Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            U.S. GOVERNMENT/AAA-RATED SECURITIES FUND --       Fixed Income, Capital
                            2 years                                            Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               23 years in total; 14 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
RONALD B. MORROW            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH FUND -- 5 years (plus 6 years of prior      Capital World Investors
                            experience as an investment analyst for the fund)  Investment professional for
                                                                               40 years in total; 11 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
JAMES R. MULALLY            Serves as a fixed-income portfolio counselor for:  Senior Vice President --
                            ASSET ALLOCATION FUND -- 3 years                   Fixed Income, Capital
                                                                               Research and Management
                                                                               Company
                                                                               Investment professional for
                                                                               33 years in total; 28 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
DAVID M. RILEY              Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL GROWTH AND INCOME FUND -- less       Capital Research Global
                            than 1 year (since the fund's inception)           Investors
                                                                               Investment professional for
                                                                               14 years, all with Capital
                                                                               Research and Management
                                                                               Company
-------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD         Serves as an equity portfolio counselor for:       Senior Vice President --
                            GROWTH-INCOME FUND -- 9 years                      Capital Research Global
                            BLUE CHIP INCOME AND GROWTH FUND -- 7 years        Investors
                            (since the fund's inception)                       Investment professional for
                                                                               16 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
CHRISTOPHER M. THOMSEN      Serves as an equity portfolio counselor for:       Senior Vice President --
                            INTERNATIONAL FUND -- 3 years                      Capital Research Global
                                                                               Investors
                                                                               Investment professional for
                                                                               11 years, all with Capital
                                                                               Research and Management
                                                                               Company or affiliate
-------------------------------------------------------------------------------------------------------------
STEVEN T. WATSON            Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 6 years (plus 4 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              21 years in total; 19 years
                            GLOBAL GROWTH AND INCOME FUND --2 years            with Capital Research and
                            (since the fund's inception)                       Management Company or
                                                                               affiliate
-------------------------------------------------------------------------------------------------------------
PAUL A. WHITE               Serves as an equity portfolio counselor for:       Senior Vice President --
                            GLOBAL GROWTH FUND -- 4 years (plus 5 years of     Capital World Investors
                            prior experience as an investment analyst for the  Investment professional for
                            fund)                                              20 years in total; 10 years
                                                                               with Capital Research and
                                                                               Management Company or
                                                                               affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset value without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts (or feeder funds).

FREQUENT TRADING OF FUND SHARES

The Series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares.
Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds
Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  53
                                                                             ---


is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described above, the Series' board of trustees has adopted a
"purchase blocking policy" under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction)
for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS, INC.'S RIGHT TO RESTRICT POTENTIALLY ABUSIVE
TRADING GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT
WILL NOT BE PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY).
SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW
AMERICAN FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING
ACTIVITY IN THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New
York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds' portfolios that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  55
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request
(except for the six months ended June 30, 2008). Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month periods presented has been derived from each funds' unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the periods presented.

                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Discovery Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/   $14.09      $.10           $(1.91)         $(1.81)      $ --       $ (.30)       $ (.30)     $11.98    (12.91)%
12/31/07      13.05       .17             2.07            2.24       (.16)       (1.04)        (1.20)      14.09     17.55
12/31/06      11.63       .15             1.89            2.04       (.13)        (.49)         (.62)      13.05     17.66
12/31/05      10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63     11.07
12/31/04       9.94       .08              .98            1.06       (.09)        (.12)         (.21)      10.79     10.72
12/31/03       7.26       .05             2.67            2.72       (.04)          --          (.04)       9.94     37.41
CLASS 2
6/30/08/4/    14.02       .08            (1.90)          (1.82)        --         (.30)         (.30)      11.90    (13.04)
12/31/07      13.00       .14             2.05            2.19       (.13)       (1.04)        (1.17)      14.02     17.22
12/31/06      11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00     17.41
12/31/05      10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59     10.80
12/31/04       9.92       .06              .97            1.03       (.07)        (.12)         (.19)      10.76     10.43
12/31/03       7.25       .02             2.67            2.69       (.02)          --          (.02)       9.92     37.11

Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/   $25.15      $.34           $(2.74)         $(2.40)     $(.05)      $(1.75)       $(1.80)     $20.95     (9.64)%
12/31/07      23.44       .51             2.98            3.49       (.76)       (1.02)        (1.78)      25.15     15.16
12/31/06      19.63       .41             3.62            4.03       (.22)          --          (.22)      23.44     20.73
12/31/05      17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63     14.37
12/31/04      15.30       .18             1.92            2.10       (.09)          --          (.09)      17.31     13.80
12/31/03      11.35       .12             3.91            4.03       (.08)          --          (.08)      15.30     35.63
CLASS 2
6/30/08/4/    25.00       .30            (2.71)          (2.41)      (.04)       (1.75)        (1.79)      20.80     (9.74)
12/31/07      23.29       .45             2.95            3.40       (.67)       (1.02)        (1.69)      25.00     14.85
12/31/06      19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29     20.43
12/31/05      17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52     14.07
12/31/04      15.25       .14             1.91            2.05       (.07)          --          (.07)      17.23     13.49
12/31/03      11.32       .09             3.89            3.98       (.05)          --          (.05)      15.25     35.27

Global Small Capitalization Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/   $27.20     $ .11           $(3.39)         $(3.28)     $  --       $(2.88)       $(2.88)     $21.04    (12.28)%
12/31/07      24.87       .12             5.27            5.39       (.90)       (2.16)        (3.06)      27.20     21.73
12/31/06      21.29       .19             4.74            4.93       (.14)       (1.21)        (1.35)      24.87     24.35
12/31/05      17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29     25.66
12/31/04      14.15       .02             2.97            2.99         --           --            --       17.14     21.13
12/31/03       9.27        --/6/          4.97            4.97       (.09)          --          (.09)      14.15     53.92
CLASS 2
6/30/08/4/    26.95       .07            (3.35)          (3.28)        --        (2.88)        (2.88)      20.79    (12.39)
12/31/07      24.64       .05             5.22            5.27       (.80)       (2.16)        (2.96)      26.95     21.43
12/31/06      21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64     24.05
12/31/05      17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12     25.35
12/31/04      14.08      (.01)            2.95            2.94         --           --            --       17.02     20.88
12/31/03       9.23      (.03)            4.95            4.92       (.07)          --          (.07)      14.08     53.53

                         Ratio of    Ratio of     Ratio of
                         expenses    expenses       net
            Net assets, to average  to average     income
              end of    net assets  net assets   (loss) to
Period      period (in    before      after       average
ended        millions)    waiver    waiver/3/   net assets/3/

Global Discovery Fund
------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $ 30        .60%/5/     .54%/5/     1.51%/5/
12/31/07          35        .60         .54         1.25
12/31/06          28        .62         .56         1.19
12/31/05          22        .61         .56         1.27
12/31/04          20        .61         .60          .81
12/31/03          17        .61         .61          .55
CLASS 2
6/30/08/4/       220        .85/5/      .79/5/      1.27/5/
12/31/07         240        .85         .79          .98
12/31/06         151        .87         .81          .94
12/31/05          89        .86         .81         1.04
12/31/04          51        .86         .85          .60
12/31/03          24        .86         .86          .28

Global Growth Fund
------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $  891        .54%/5/     .49%/5/     2.87%/5/
12/31/07         684        .55         .50         2.06
12/31/06         278        .58         .53         1.95
12/31/05         206        .62         .57         1.56
12/31/04         202        .65         .64         1.15
12/31/03         188        .70         .70          .94
CLASS 2
6/30/08/4/     4,861        .79/5/      .74/5/      2.53/5/
12/31/07       5,180        .80         .75         1.84
12/31/06       4,015        .83         .78         1.71
12/31/05       2,617        .87         .82         1.30
12/31/04       1,796        .90         .89          .92
12/31/03       1,082        .95         .95          .68

Global Small Capitalization Fund
-------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $  400        .74%/5/     .67%/5/      .89%/5/
12/31/07         369        .73         .66          .45
12/31/06         247        .77         .69          .82
12/31/05         231        .79         .73          .72
12/31/04         193        .81         .80          .15
12/31/03         163        .83         .83         (.03)
CLASS 2
6/30/08/4/     3,384        .99/5/      .92/5/       .62/5/
12/31/07       3,975        .98         .91          .20
12/31/06       2,927       1.02         .94          .61
12/31/05       1,977       1.04         .97          .49
12/31/04       1,198       1.06        1.05         (.07)
12/31/03         665       1.08        1.08         (.28)

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $67.22      $.40           $(5.38)         $(4.98)     $(.08)      $(6.26)       $(6.34)     $55.90     (7.60)%
12/31/07       64.51       .68             7.44            8.12       (.68)       (4.73)        (5.41)      67.22     12.64
12/31/06       59.36       .70             5.46            6.16       (.63)        (.38)        (1.01)      64.51     10.48
12/31/05       51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36     16.50
12/31/04       45.74       .32             5.51            5.83       (.18)          --          (.18)      51.39     12.75
12/31/03       33.47       .16            12.26           12.42       (.15)          --          (.15)      45.74     37.15
CLASS 2
6/30/08/4/     66.72       .30            (5.32)          (5.02)      (.05)       (6.26)        (6.31)      55.39     (7.71)
12/31/07       64.08       .50             7.39            7.89       (.52)       (4.73)        (5.25)      66.72     12.35
12/31/06       58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08     10.22
12/31/05       51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98     16.19
12/31/04       45.50       .23             5.45            5.68       (.08)          --          (.08)      51.10     12.50
12/31/03       33.29       .06            12.19           12.25       (.04)          --          (.04)      45.50     36.80
CLASS 3
6/30/08/4/     67.21       .32            (5.36)          (5.04)      (.06)       (6.26)        (6.32)      55.85     (7.69)
12/31/07       64.50       .55             7.45            8.00       (.56)       (4.73)        (5.29)      67.21     12.44
12/31/06       59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50     10.29
12/31/05       51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34     16.28
12/31/04/7/    47.74       .24             3.50            3.74       (.10)          --          (.10)      51.38      7.85

International Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $24.81      $.36           $(3.24)         $(2.88)     $(.04)      $(2.74)       $(2.78)     $19.15    (11.69)%
12/31/07       22.01       .43             3.95            4.38       (.41)       (1.17)        (1.58)      24.81     20.30
12/31/06       18.96       .41             3.21            3.62       (.38)        (.19)         (.57)      22.01     19.33
12/31/05       15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96     21.75
12/31/04       13.41       .22             2.41            2.63       (.22)          --          (.22)      15.82     19.66
12/31/03       10.07       .15             3.38            3.53       (.19)          --          (.19)      13.41     35.12
CLASS 2
6/30/08/4/     24.72       .29            (3.19)          (2.90)      (.03)       (2.74)        (2.77)      19.05    (11.83)
12/31/07       21.94       .36             3.94            4.30       (.35)       (1.17)        (1.52)      24.72     20.02
12/31/06       18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94     18.98
12/31/05       15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92     21.50
12/31/04       13.39       .18             2.41            2.59       (.19)          --          (.19)      15.79     19.32
12/31/03       10.05       .12             3.37            3.49       (.15)          --          (.15)      13.39     34.85
CLASS 3
6/30/08/4/     24.80       .31            (3.20)          (2.89)      (.04)       (2.74)        (2.78)      19.13    (11.77)
12/31/07       22.00       .39             3.94            4.33       (.36)       (1.17)        (1.53)      24.80     20.10
12/31/06       18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00     19.07
12/31/05       15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96     21.54
12/31/04/7/    13.76       .20             2.05            2.25       (.19)          --          (.19)      15.82     16.45

New World Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $25.88      $.29           $(2.48)         $(2.19)     $(.08)      $(1.70)       $(1.78)     $21.91     (8.58)%
12/31/07       21.56       .46             6.25            6.71       (.83)       (1.56)        (2.39)      25.88     32.53
12/31/06       16.67       .41             4.95            5.36       (.32)        (.15)         (.47)      21.56     32.88
12/31/05       13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67     21.10
12/31/04       11.99       .23             2.01            2.24       (.27)          --          (.27)      13.96     19.07
12/31/03        8.76       .21             3.21            3.42       (.19)          --          (.19)      11.99     39.56
CLASS 2
6/30/08/4/     25.69       .26            (2.46)          (2.20)      (.07)       (1.70)        (1.77)      21.72     (8.68)
12/31/07       21.40       .40             6.20            6.60       (.75)       (1.56)        (2.31)      25.69     32.21
12/31/06       16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40     32.59
12/31/05       13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56     20.74
12/31/04       11.94       .19             2.01            2.20       (.25)          --          (.25)      13.89     18.80
12/31/03        8.73       .19             3.19            3.38       (.17)          --          (.17)      11.94     39.18

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $11.53      $.12           $(1.84)         $(1.72)     $(.04)       $(.65)        $(.69)     $ 9.12    (15.07)%
12/31/07       11.97       .24              .07             .31       (.36)        (.39)         (.75)      11.53      2.25
12/31/06       10.91       .20             1.63            1.83       (.16)        (.61)         (.77)      11.97     17.73
12/31/05       10.26       .18              .59             .77       (.12)          --          (.12)      10.91      7.57
12/31/04        9.41       .15              .78             .93       (.08)          --          (.08)      10.26      9.94
12/31/03        7.17       .13             2.11            2.24         --           --            --        9.41     31.24
CLASS 2
6/30/08/4/     11.45       .10            (1.81)          (1.71)      (.04)        (.65)         (.69)       9.05    (15.13)
12/31/07       11.87       .21              .07             .28       (.31)        (.39)         (.70)      11.45      2.03
12/31/06       10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87     17.42
12/31/05       10.20       .15              .58             .73       (.10)          --          (.10)      10.83      7.24
12/31/04        9.36       .13              .78             .91       (.07)          --          (.07)      10.20      9.74
12/31/03        7.16       .11             2.09            2.20         --           --            --        9.36     30.73

                          Ratio of    Ratio of     Ratio of
                          expenses    expenses       net
             Net assets, to average  to average     income
               end of    net assets  net assets   (loss) to
Period       period (in    before      after       average
ended         millions)    waiver    waiver/3/   net assets/3/

Growth Fund
-------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $ 6,912       .33%/5/     .30%/5/     1.26%/5/
12/31/07         5,051       .33         .30         1.00
12/31/06         3,503       .34         .31         1.14
12/31/05         3,709       .35         .32          .87
12/31/04         3,744       .36         .36          .68
12/31/03         3,877       .39         .39          .41
CLASS 2
6/30/08/4/      21,927       .58/5/      .55/5/       .95/5/
12/31/07        25,359       .58         .55          .74
12/31/06        23,122       .59         .56          .89
12/31/05        18,343       .60         .57          .64
12/31/04        12,055       .61         .61          .50
12/31/03         7,107       .64         .64          .16
CLASS 3
6/30/08/4/         363       .51/5/      .48/5/      1.03/5/
12/31/07           425       .51         .48          .81
12/31/06           451       .52         .49          .95
12/31/05           499       .53         .50          .69
12/31/04/7/        516       .54/5/      .53/5/       .54/5/

International Fund
-------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $2,627       .52%/5/     .47%/5/     3.12%/5/
12/31/07         1,708       .52         .47         1.82
12/31/06         1,648       .54         .49         1.99
12/31/05         1,599       .57         .52         1.92
12/31/04         1,495       .60         .59         1.54
12/31/03         1,431       .63         .63         1.40
CLASS 2
6/30/08/4/       7,750       .77/5/      .72/5/      2.59/5/
12/31/07         9,719       .77         .72         1.55
12/31/06         7,260       .79         .74         1.72
12/31/05         4,790       .82         .77         1.64
12/31/04         2,752       .84         .83         1.27
12/31/03         1,385       .88         .88         1.08
CLASS 3
6/30/08/4/         100       .70/5/      .65/5/      2.69/5/
12/31/07           123       .70         .65         1.64
12/31/06           120       .72         .67         1.81
12/31/05           116       .75         .70         1.74
12/31/04/7/        115       .77/5/      .77/5/      1.45/5/

New World Fund
-------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $  309       .80%/5/     .73%/5/     2.41%/5/
12/31/07           261       .82         .74         1.92
12/31/06           126       .88         .80         2.19
12/31/05            88       .92         .85         2.22
12/31/04            63       .93         .92         1.81
12/31/03            47       .92         .92         2.15
CLASS 2
6/30/08/4/       1,771      1.05/5/      .98/5/      2.13/5/
12/31/07         1,875      1.07         .99         1.69
12/31/06         1,175      1.13        1.05         1.93
12/31/05           677      1.17        1.10         1.97
12/31/04           373      1.18        1.17         1.57
12/31/03           224      1.17        1.17         1.90

Blue Chip Income and Growth Fund
--------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $  260       .43%/5/     .39%/5/     2.33%/5/
12/31/07           143       .42         .38         1.95
12/31/06           159       .43         .39         1.75
12/31/05           135       .45         .41         1.73
12/31/04           129       .46         .46         1.60
12/31/03           107       .52         .50         1.67
CLASS 2
6/30/08/4/       3,520       .68/5/      .64/5/      1.91/5/
12/31/07         4,274       .67         .63         1.70
12/31/06         3,937       .68         .64         1.50
12/31/05         3,029       .70         .66         1.48
12/31/04         2,349       .71         .70         1.37
12/31/03         1,490       .76         .74         1.41

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  57
                                                                             ---


                       Income (loss) from investment operations/2/      Dividends and distributions
                       ------------------------------------------  -------------------------------------

                                       Net gains
             Net asset    Net         (losses) on                  Dividends                    Total     Net asset
              value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period       beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended        of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $11.78      $.16           $(1.27)         $(1.11)      $ --        $(.07)        $(.07)     $10.60     (9.41)%
12/31/07       10.98       .28             1.14            1.42       (.22)        (.40)         (.62)      11.78     13.04
12/31/06/8/    10.00       .14              .91            1.05       (.07)          --          (.07)      10.98     10.49
CLASS 2
6/30/08/4/     11.75       .14            (1.26)          (1.12)        --         (.07)         (.07)      10.56     (9.52)
12/31/07       10.97       .25             1.13            1.38       (.20)        (.40)         (.60)      11.75     12.67
12/31/06/8/    10.00       .11              .92            1.03       (.06)          --          (.06)      10.97     10.30

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $42.52      $.40           $(4.99)         $(4.59)     $(.14)      $(2.36)       $(2.50)     $35.43    (11.00)%
12/31/07       42.43       .80             1.51            2.31       (.77)       (1.45)        (2.22)      42.52      5.32
12/31/06       38.31       .77             5.03            5.80       (.72)        (.96)        (1.68)      42.43     15.51
12/31/05       36.81       .62             1.61            2.23       (.58)        (.15)         (.73)      38.31      6.08
12/31/04       33.61       .48             3.09            3.57       (.37)          --          (.37)      36.81     10.66
12/31/03       25.63       .42             7.96            8.38       (.40)          --          (.40)      33.61     32.76
CLASS 2
6/30/08/4/     42.26       .34            (4.95)          (4.61)      (.12)       (2.36)        (2.48)      35.17    (11.08)
12/31/07       42.19       .68             1.50            2.18       (.66)       (1.45)        (2.11)      42.26      5.04
12/31/06       38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)      42.19     15.20
12/31/05       36.64       .53             1.60            2.13       (.50)        (.15)         (.65)      38.12      5.83
12/31/04       33.48       .41             3.06            3.47       (.31)          --          (.31)      36.64     10.37
12/31/03       25.52       .34             7.92            8.26       (.30)          --          (.30)      33.48     32.43
CLASS 3
6/30/08/4/     42.51       .35            (4.98)          (4.63)      (.12)       (2.36)        (2.48)      35.40    (11.05)
12/31/07       42.42       .73             1.50            2.23       (.69)       (1.45)        (2.14)      42.51      5.12
12/31/06       38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)      42.42     15.30
12/31/05       36.80       .56             1.61            2.17       (.51)        (.15)         (.66)      38.31      5.88
12/31/04/7/    34.64       .41             2.07            2.48       (.32)          --          (.32)      36.80      7.18

Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $18.51      $.25           $(1.39)         $(1.14)     $(.08)       $(.67)       $ (.75)     $16.62     (6.22)%
12/31/07       18.34       .51              .75            1.26       (.45)        (.64)        (1.09)      18.51      6.82
12/31/06       16.56       .47             1.97            2.44       (.43)        (.23)         (.66)      18.34     14.96
12/31/05       15.49       .41             1.05            1.46       (.39)          --          (.39)      16.56      9.45
12/31/04       14.58       .39              .84            1.23       (.32)          --          (.32)      15.49      8.50
12/31/03       12.23       .41             2.29            2.70       (.35)          --          (.35)      14.58     22.14
CLASS 2
6/30/08/4/     18.39       .23            (1.39)          (1.16)      (.07)        (.67)         (.74)      16.49     (6.36)
12/31/07       18.23       .47              .74            1.21       (.41)        (.64)        (1.05)      18.39      6.55
12/31/06       16.47       .42             1.96            2.38       (.39)        (.23)         (.62)      18.23     14.66
12/31/05       15.42       .37             1.04            1.41       (.36)          --          (.36)      16.47      9.14
12/31/04       14.51       .36              .84            1.20       (.29)          --          (.29)      15.42      8.34
12/31/03       12.18       .37             2.27            2.64       (.31)          --          (.31)      14.51     21.74
CLASS 3
6/30/08/4/     18.50       .24            (1.38)          (1.14)      (.08)        (.67)         (.75)      16.61     (6.26)
12/31/07       18.34       .48              .74            1.22       (.42)        (.64)        (1.06)      18.50      6.56
12/31/06       16.56       .44             1.97            2.41       (.40)        (.23)         (.63)      18.34     14.75
12/31/05       15.49       .38             1.05            1.43       (.36)          --          (.36)      16.56      9.26
12/31/04/7/    14.85       .36              .58             .94       (.30)          --          (.30)      15.49      6.38

Bond Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/    $11.14      $.31            $(.35)          $(.04)     $(.10)       $(.03)        $(.13)     $10.97     (0.39)%
12/31/07       11.64       .65             (.24)            .41       (.91)          --          (.91)      11.14      3.66
12/31/06       11.31       .63              .17             .80       (.47)          --          (.47)      11.64      7.31
12/31/05       11.57       .60             (.40)            .20       (.46)          --          (.46)      11.31      1.77
12/31/04       11.34       .56              .10             .66       (.43)          --          (.43)      11.57      6.04
12/31/03       10.41       .57              .78            1.35       (.42)          --          (.42)      11.34     13.07
CLASS 2
6/30/08/4/     11.03       .30             (.35)           (.05)      (.09)        (.03)         (.12)      10.86     (0.44)
12/31/07       11.53       .61             (.24)            .37       (.87)          --          (.87)      11.03      3.33
12/31/06       11.22       .60              .16             .76       (.45)          --          (.45)      11.53      6.99
12/31/05       11.48       .57             (.39)            .18       (.44)          --          (.44)      11.22      1.59
12/31/04       11.27       .53              .09             .62       (.41)          --          (.41)      11.48      5.72
12/31/03       10.36       .53              .78            1.31       (.40)          --          (.40)      11.27     12.80

                          Ratio of   Ratio of    Ratio of
                          expenses   expenses      net
             Net assets, to average to average    income
               end of    net assets net assets  (loss) to
Period       period (in    before     after      average
ended         millions)    waiver   waiver/3/  net assets/3/

Global Growth and Income Fund
------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $   96      .61%/5/    .55%/5/     2.81%/5/
12/31/07            79      .71        .58         2.37
12/31/06/8/         45      .72/5/     .65/5/      2.10/5/
CLASS 2
6/30/08/4/       2,263      .86/5/     .80/5/      2.57/5/
12/31/07         1,997      .96        .83         2.11
12/31/06/8/        638      .97/5/     .90/5/      1.64/5/

Growth-Income Fund
-----------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $ 6,378      .28%/5/    .25%/5/     2.00%/5/
12/31/07         5,618      .27        .25         1.82
12/31/06         3,759      .28        .25         1.92
12/31/05         3,825      .29        .27         1.68
12/31/04         4,213      .31        .30         1.39
12/31/03         4,402      .34        .34         1.45
CLASS 2
6/30/08/4/      19,317      .53/5/     .50/5/      1.72/5/
12/31/07        23,243      .52        .50         1.57
12/31/06        22,688      .53        .50         1.67
12/31/05        17,608      .54        .52         1.44
12/31/04        13,105      .56        .55         1.19
12/31/03         7,824      .59        .59         1.18
CLASS 3
6/30/08/4/         330      .46/5/     .43/5/      1.80/5/
12/31/07           405      .45        .43         1.64
12/31/06           458      .46        .43         1.74
12/31/05           471      .47        .45         1.50
12/31/04/7/        537      .49/5/     .48/5/      1.24/5/

Asset Allocation Fund
-----------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $2,318      .31%/5/    .28%/5/     2.85%/5/
12/31/07         1,927      .32        .29         2.69
12/31/06         1,079      .33        .30         2.67
12/31/05           879      .35        .32         2.57
12/31/04           899      .38        .37         2.64
12/31/03           911      .42        .42         3.12
CLASS 2
6/30/08/4/       6,842      .56/5/     .53/5/      2.61/5/
12/31/07         7,308      .57        .54         2.45
12/31/06         6,362      .58        .55         2.42
12/31/05         5,120      .60        .57         2.31
12/31/04         3,797      .62        .62         2.42
12/31/03         2,314      .67        .67         2.81
CLASS 3
6/30/08/4/          62      .49/5/     .46/5/      2.69/5/
12/31/07            71      .50        .47         2.52
12/31/06            76      .51        .48         2.49
12/31/05            76      .53        .50         2.39
12/31/04/7/         81      .55/5/     .55/5/      2.50/5/

Bond Fund
-----------------------------------------------------------------------------------
CLASS 1
6/30/08/4/      $1,900      .40%/5/    .36%/5/     5.66%/5/
12/31/07           436      .41        .37         5.59
12/31/06           230      .43        .39         5.54
12/31/05           182      .44        .40         5.30
12/31/04           195      .45        .44         4.94
12/31/03           213      .47        .47         5.19
CLASS 2
6/30/08/4/       3,889      .65/5/     .61/5/      5.43/5/
12/31/07         4,679      .66        .62         5.34
12/31/06         3,374      .68        .64         5.29
12/31/05         2,312      .69        .65         5.06
12/31/04         1,759      .70        .69         4.68
12/31/03         1,280      .72        .72         4.88

----
58  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                        Income (loss) from investment operations/2/      Dividends and distributions
                        ------------------------------------------  -------------------------------------

                                        Net gains
              Net asset    Net         (losses) on                  Dividends                    Total     Net asset
               value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period        beginning   income       realized and     investment  investment (from capital      and       end of    Total
ended         of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return/3/

Global Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $10.83      $.23            $.18            $.41        $(.02)      $ --/6/       $(.02)     $11.22     3.69%
12/31/07        10.18       .49             .47             .96         (.31)        --           (.31)      10.83     9.54
12/31/06/9/     10.00       .10             .15             .25         (.07)        --           (.07)      10.18     2.52
CLASS 2
6/30/08/4/      10.81       .22             .17             .39         (.02)        --/6/        (.02)      11.18     3.61
12/31/07        10.17       .47             .47             .94         (.30)        --           (.30)      10.81     9.23
12/31/06/10/    10.00       .06             .18             .24         (.07)        --           (.07)      10.17     1.99

High-Income Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $11.65      $.45           $(.62)          $(.17)      $ (.15)        --         $ (.15)     $11.33    (1.50)%
12/31/07        12.90       .95            (.72)            .23        (1.48)        --          (1.48)      11.65     1.62
12/31/06        12.41       .92             .37            1.29         (.80)        --           (.80)      12.90    10.89
12/31/05        12.89       .85            (.55)            .30         (.78)        --           (.78)      12.41     2.46
12/31/04        12.54       .84             .32            1.16         (.81)        --           (.81)      12.89     9.83
12/31/03        10.44       .90            2.12            3.02         (.92)        --           (.92)      12.54    29.79
CLASS 2
6/30/08/4/      11.55       .43            (.62)           (.19)        (.14)        --           (.14)      11.22    (1.65)
12/31/07        12.79       .91            (.72)            .19        (1.43)        --          (1.43)      11.55     1.33
12/31/06        12.32       .89             .36            1.25         (.78)        --           (.78)      12.79    10.59
12/31/05        12.81       .81            (.55)            .26         (.75)        --           (.75)      12.32     2.20
12/31/04        12.47       .81             .32            1.13         (.79)        --           (.79)      12.81     9.59
12/31/03        10.39       .86            2.12            2.98         (.90)        --           (.90)      12.47    29.51
CLASS 3
6/30/08/4/      11.65       .44            (.62)           (.18)        (.14)        --           (.14)      11.33    (1.54)
12/31/07        12.88       .92            (.72)            .20        (1.43)        --          (1.43)      11.65     1.40
12/31/06        12.39       .90             .36            1.26         (.77)        --           (.77)      12.88    10.66
12/31/05        12.87       .82            (.55)            .27         (.75)        --           (.75)      12.39     2.25
12/31/04/7/     12.79       .78             .11             .89         (.81)        --           (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $11.73      $.26           $(.13)           $.13        $(.07)        --          $(.07)     $11.79     1.11%
12/31/07        11.87       .58             .20             .78         (.92)        --           (.92)      11.73     6.83
12/31/06        11.91       .55            (.10)            .45         (.49)        --           (.49)      11.87     3.95
12/31/05        12.07       .48            (.16)            .32         (.48)        --           (.48)      11.91     2.70
12/31/04        12.24       .45            (.03)            .42         (.59)        --           (.59)      12.07     3.58
12/31/03        12.37       .46            (.15)            .31         (.44)        --           (.44)      12.24     2.51
CLASS 2
6/30/08/4/      11.65       .24            (.12)            .12         (.07)        --           (.07)      11.70     1.00
12/31/07        11.79       .54             .19             .73         (.87)        --           (.87)      11.65     6.49
12/31/06        11.83       .51            (.09)            .42         (.46)        --           (.46)      11.79     3.75
12/31/05        12.00       .45            (.16)            .29         (.46)        --           (.46)      11.83     2.41
12/31/04        12.17       .41            (.03)            .38         (.55)        --           (.55)      12.00     3.30
12/31/03        12.31       .42            (.14)            .28         (.42)        --           (.42)      12.17     2.28
CLASS 3
6/30/08/4/      11.74       .25            (.13)            .12         (.07)        --           (.07)      11.79     0.99
12/31/07        11.86       .55             .20             .75         (.87)        --           (.87)      11.74     6.63
12/31/06        11.89       .52            (.09)            .43         (.46)        --           (.46)      11.86     3.80
12/31/05        12.05       .46            (.16)            .30         (.46)        --           (.46)      11.89     2.50
12/31/04/7/     12.34       .41            (.11)            .30         (.59)        --           (.59)      12.05     2.58

Cash Management Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/     $11.40      $.15            $ --/6/         $.15        $(.07)        --          $(.07)     $11.48     1.29%
12/31/07        11.62       .57              --/6/          .57         (.79)        --           (.79)      11.40     4.95
12/31/06        11.31       .54              --/6/          .54         (.23)        --           (.23)      11.62     4.81
12/31/05        11.09       .33              --/6/          .33         (.11)        --           (.11)      11.31     2.97
12/31/04        11.07       .11              --/6/          .11         (.09)        --           (.09)      11.09      .96
12/31/03        11.17       .07              --/6/          .07         (.17)        --           (.17)      11.07      .67
CLASS 2
6/30/08/4/      11.35       .13              --/6/          .13         (.06)        --           (.06)      11.42     1.17
12/31/07        11.56       .54              --/6/          .54         (.75)        --           (.75)      11.35     4.73
12/31/06        11.26       .51              --/6/          .51         (.21)        --           (.21)      11.56     4.59
12/31/05        11.05       .30              --/6/          .30         (.09)        --           (.09)      11.26     2.68
12/31/04        11.03       .08              --/6/          .08         (.06)        --           (.06)      11.05      .70
12/31/03        11.12       .05              --/6/          .05         (.14)        --           (.14)      11.03      .47
CLASS 3
6/30/08/4/      11.40       .13              --/6/          .13         (.06)        --           (.06)      11.47     1.17
12/31/07        11.60       .55              --/6/          .55         (.75)        --           (.75)      11.40     4.83
12/31/06        11.29       .52              --/6/          .52         (.21)        --           (.21)      11.60     4.64
12/31/05        11.07       .30              --/6/          .30         (.08)        --           (.08)      11.29     2.74
12/31/04/7/     11.07       .09              --/6/          .09         (.09)        --           (.09)      11.07      .78

                           Ratio of   Ratio of    Ratio of
                           expenses   expenses      net
              Net assets, to average to average    income
                end of    net assets net assets  (loss) to
Period        period (in    before     after      average
ended          millions)    waiver   waiver/3/  net assets/3/

Global Bond Fund
------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/        $ 68       .60%/5/    .54%/5/     4.17%/5/
12/31/07            28       .61        .55         4.61
12/31/06/9/         12       .15        .13         1.00
CLASS 2
6/30/08/4/         767       .85/5/     .79/5/      3.91/5/
12/31/07           279       .86        .80         4.41
12/31/06/10/        15       .13        .12          .60

High-Income Bond Fund
------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/       $ 344       .48%/5/    .43%/5/     7.89%/5/
12/31/07           308       .48        .44         7.41
12/31/06           293       .49        .45         7.36
12/31/05           309       .50        .46         6.76
12/31/04           364       .50        .50         6.74
12/31/03           411       .51        .51         7.74
CLASS 2
6/30/08/4/       1,004       .73/5/     .68/5/      7.65/5/
12/31/07           996       .73        .69         7.17
12/31/06           832       .74        .70         7.12
12/31/05           590       .75        .71         6.55
12/31/04           444       .75        .74         6.48
12/31/03           319       .76        .76         7.41
CLASS 3
6/30/08/4/          26       .66/5/     .61/5/      7.72/5/
12/31/07            28       .66        .62         7.21
12/31/06            34       .67        .63         7.19
12/31/05            37       .68        .64         6.58
12/31/04/7/         46       .68/5/     .68/5/      6.57/5/

U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/        $287       .44%/5/    .40%/5/     4.35%/5/
12/31/07           211       .46        .41         4.83
12/31/06           218       .47        .42         4.64
12/31/05           252       .47        .43         3.99
12/31/04           286       .47        .46         3.68
12/31/03           373       .46        .46         3.71
CLASS 2
6/30/08/4/         800       .69/5/     .65/5/      4.10/5/
12/31/07           597       .71        .66         4.58
12/31/06           402       .72        .67         4.40
12/31/05           341       .72        .68         3.75
12/31/04           285       .72        .71         3.42
12/31/03           273       .71        .71         3.43
CLASS 3
6/30/08/4/          29       .62/5/     .58/5/      4.18/5/
12/31/07            29       .64        .59         4.65
12/31/06            32       .65        .60         4.45
12/31/05            39       .65        .61         3.81
12/31/04/7/         43       .65/5/     .65/5/      3.51/5/

Cash Management Fund
-------------------------------------------------------------------------------------------------------
CLASS 1
6/30/08/4/        $120       .33%/5/    .30%/5/     2.60%/5/
12/31/07           112       .33        .30         4.88
12/31/06            98       .33        .30         4.74
12/31/05            75       .33        .30         2.91
12/31/04            78       .37        .36          .96
12/31/03           103       .47        .47          .68
CLASS 2
6/30/08/4/         625       .58/5/     .55/5/      2.31/5/
12/31/07           452       .58        .55         4.61
12/31/06           282       .58        .55         4.52
12/31/05           153       .58        .55         2.71
12/31/04           110       .61        .61          .76
12/31/03            99       .72        .72          .42
CLASS 3
6/30/08/4/          22       .51/5/     .48/5/      2.42/5/
12/31/07            20       .51        .48         4.70
12/31/06            18       .51        .48         4.53
12/31/05            16       .51        .48         2.70
12/31/04/7/         20       .54/5/     .54/5/       .80/5/

                                                                             ---
                               AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS  59
                                                                             ---


                                                   Six months
                                                     ended        Year ended December 31
                                                    June 30,  ------------------------------
Portfolio turnover rate for all classes of shares   2008/4/   2007  2006    2005  2004  2003
-------------------------------------------------  ---------- ----  ----    ----  ----  ----

   Global Discovery Fund                               23%      50%   31%     53%   28%   30%
   Global Growth Fund                                  16       38    31      26    24    27
   Global Small Capitalization Fund                    20       49    50      47    49    51
   Growth Fund                                         11       40    35      29    30    34
   International Fund                                  24       41    29      40    37    40
   New World Fund                                      12       34    32      26    18    19
   Blue Chip Income and Growth Fund                    10       27    21      33    13    12
   Global Growth and Income Fund                       14       36     8/8/   --    --    --
   Growth-Income Fund                                  15       24    25      20    21    21
   Asset Allocation Fund                                8       29    38      23    20    20
   Bond Fund                                           29       57    57      46    34    20
   Global Bond Fund                                    47       85     7/9/   --    --    --
   High-Income Bond Fund                               15       32    35      35    38    48
   U.S. Government/AAA-Rated Securities Fund           35       91    76      86    68    63
   Cash Management Fund                                --       --    --      --    --    --

/1/Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/This column reflects the impact, if any, of certain waivers by Capital
   Research and Management Company. During some of the periods shown, Capital
   Research and Management Company reduced fees for investment advisory services.

/4/Unaudited. Six months ended June 30, 2008.

/5/Annualized.

/6/Amount less than $.01.

/7/From January 16, 2004, when Class 3 shares were first issued.

/8/From May 1, 2006, commencement of operations.

/9/From October 4, 2006 , commencement of operations.

/10/From November 6, 2006, when Class 2 shares were first issued.

----
60  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

Other fund information

Annual/Semi-annual report to shareholders
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

Statement of additional information (SAI) and codes of ethics
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

                            Litho in USA   Investment Company File No. 811-3857

THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International
Capital Guardian   Capital Bank and Trust


                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                              October 1, 2008

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated
October 1, 2008. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page No.
----                                                                  --------

Financial statements

                   American Funds Insurance Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GLOBAL DISCOVERY FUND

     General

     .    The fund invests primarily in stocks of companies in the services and information areas of the global economy.

     .    The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     .    The fund may hold cash and cash equivalents, government and other debt securities of companies outside the services and information area.

     Investing outside the U.S.

     .    Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United
          States, including securities denominated in currencies other than the
          U.S. dollar.

     Debt securities

     .    The fund may not invest in debt securities rated below Ca by Moody's
          Investors Service ("Moody's") and below CC by Standard & Poor's
          Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below by Moody's and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 2

GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     .    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines "small market capitalization"
          companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Ba1 or below by Moody's and BB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.
          These are known as high yield securities ("high yield").

INTERNATIONAL FUND

     General

     .    The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 3

NEW WORLD FUND

     General

     .    The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     .    The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     .    The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues
          (generally 20% or more) is attributable to developing countries.

     Debt securities

     .    The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     .    The fund may invest up to 25% of its assets in straight debt securities rated high yield.

BLUE CHIP INCOME AND GROWTH FUND

     General

     .    The fund invests primarily in common stocks of larger, more established companies based in the United States.

     Equity securities

     .    The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies); that pay regular dividends; whose debt securities are rated BBB- or above by S&P or unrated but determined to be of equivalent quality; and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

     Investing outside the U.S.

     .    The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

                   American Funds Insurance Series -- Page 4

GLOBAL GROWTH AND INCOME FUND

     General

     .    The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of
          well-established companies located around the world.

     Investing outside the U.S.

     .    The fund may invest a majority of its assets outside the United
          States. For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S.
          dollars or whose issuers are domiciled in the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa1 or below by Moody's and BBB+ or below by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 5% of its assets in straight debt securities rated high yield.

GROWTH-INCOME FUND

     General

     .    The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated high yield.

INTERNATIONAL GROWTH AND INCOME FUND

     General

     .    The fund may invest up to 20% of its assets in securities of issuers domiciled in the United States; however, the fund has no current intention of investing more than 10% of its assets in securities of issuers domiciled in the United States or whose securities are primarily listed on U.S. securities exchanges. Accordingly, the fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are primarily listed on exchanges outside the United States. The fund will, however, hold cash

                   American Funds Insurance Series -- Page 5

          and cash equivalents issued by U.S. issuers and treat them as falling within this category. The fund may invest a portion of its assets in companies located in developing countries.

ASSET ALLOCATION FUND

     General

     .    The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt securities

     .    Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated high yield.

     Investing outside the U.S.

     .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     .    The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     General

     .    The fund will invest at least 80% of its assets in bonds. The fund may not purchase equity securities directly, other than certain convertible securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

     .    The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

     Debt securities

     .    For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

     .    The fund will invest at least 35% of its assets in debt securities
          (including cash and cash equivalents) rated A3 or better by Moody's or
          A- or better by S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund will invest at least 65% of its assets in debt securities
          (including cash and cash equivalents) that are rated Baa3 or better by
          Moody's or BBB- or better

                   American Funds Insurance Series -- Page 6

          by S&P or in unrated securities that are determined to be of equivalent quality. These securities are known as investment grade securities ("investment grade").

     .    The fund may invest up to 35% of its assets in debt securities rated high yield.

     Investing outside the U.S.

     .    The fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in
          U.S. dollars.

GLOBAL BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents and may include certain preferred securities).

     .    Normally, the fund will invest substantially in debt securities rated investment grade.

     .    The fund may invest up to 35% of its assets in debt securities rated high yield.

HIGH-INCOME BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 65% of its assets in debt securities rated Ba1 or below by Moody's or BB+ or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and other securities

     .    The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     .    The fund generally will invest in securities with maturities in excess of three years.

     Investing outside the U.S.

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

                   American Funds Insurance Series -- Page 7

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     .    The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S.
          government or debt securities that are rated Aaa by Moody's or AAA by
          S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     .    The fund will invest in high quality money market instruments rated in the two highest quality categories by at least two nationally recognized statistical rating organizations.

     Maturity

     .    The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

     Investing outside the U.S.

     .    The fund may invest up to 45% of its assets in U.S. dollar-denominated securities issued by entities domiciled outside the United States or
          Canada or in securities with credit and liquidity support features provided by entities domiciled outside the United States or Canada.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Certain funds are eligible to invest in equity securities.
Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

                   American Funds Insurance Series -- Page 8

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily

                   American Funds Insurance Series -- Page 9

reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Global Growth and Income Fund, Growth-Income Fund, International
Growth and Income Fund and Asset Allocation Fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S.
standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth
and Income Fund, Asset Allocation

                   American Funds Insurance Series -- Page 10

Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund,
Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund,
Bond Fund, Global Bond Fund and High-Income Bond Fund may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, the funds' investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital
International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.
The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

                   American Funds Insurance Series -- Page 11

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of corporations or governmental entities outside the United States, provided they are U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Certain risk factors related to developing countries are discussed below:

     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds'
     investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading

                   American Funds Insurance Series -- Page 12

     volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries.
     There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Global
Growth and Income Fund, International Growth and Income Fund, Asset Allocation
Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency

                   American Funds Insurance Series -- Page 13

exchange rates. Blue Chip Income and Growth Fund and Growth-Income Fund do not
currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For all funds except Bond Fund, Global Bond Fund and High-Income Bond
Fund forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. Bond Fund, Global Bond
Fund and High-Income Bond Fund may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and
Exchange Commission.

Bond Fund, Global Bond Fund and High-Income Bond Fund may use forward currency contracts to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These funds may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

Bond Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the

                   American Funds Insurance Series -- Page 14

purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond
Fund, Global Bond Fund and High-Income Bond Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that
OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund and
U.S. Government/AAA-Rated Securities Fund may also enter into "roll"
transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment

                   American Funds Insurance Series -- Page 15

adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As a consequence, certain fixed income securities issued by Freddie Mac and Fannie Mae have the benefit of more explicit U.S. Government support.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

                   American Funds Insurance Series -- Page 16

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

                   American Funds Insurance Series -- Page 17

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, Global Bond Fund,
High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- The funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings

                   American Funds Insurance Series -- Page 18

association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d)
securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management
Fund's assets may be invested in commercial paper rated in the second tier
(e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management
Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers

                   American Funds Insurance Series -- Page 19

(collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company
(leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The funds normally acquire loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

                   American Funds Insurance Series -- Page 20

Investments in loan participations and assignments present the possibility that the funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

REVERSE REPURCHASE AGREEMENTS -- Bond Fund, Global Bond Fund and U.S.
Government/ AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.

LOANS OF PORTFOLIO SECURITIES -- Asset Allocation Fund, Bond Fund, Global Bond
Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are
authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest.
The investment adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

                   American Funds Insurance Series -- Page 21

DIVERSIFICATION -- Global Bond Fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer
(other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer.
However, such a limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the
United States, which are generally considered to be of higher credit quality than are private issuers domiciled outside the United States. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and
Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Under certain market conditions, the investment policies of Asset Allocation
Fund, Bond Fund, High-Income Bond Fund, and U.S. Government/AAA-Rated Securities
Fund may result in higher portfolio turnover than those of the other funds, although, other than Cash Management Fund, no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal
100% if each security in the fund's portfolio was replaced once per year. See
"Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The Series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund.

                   American Funds Insurance Series -- Page 22

INVESTMENT RESTRICTIONS OF GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL
SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE
CHIP INCOME AND GROWTH FUND, GLOBAL GROWTH AND INCOME FUND, GROWTH-INCOME FUND,
INTERNATIONAL GROWTH AND INCOME FUND, ASSET ALLOCATION FUND, BOND FUND, GLOBAL
BOND FUND AND HIGH-INCOME BOND FUND

Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund,
Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth
Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth
and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5.   Purchase commodities or commodity contracts; except that Global Discovery
Fund, Global Small Capitalization Fund, International Fund, New World Fund,
International Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global
Bond Fund and High-Income Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7.   Make loans to others except for (a) the purchase of debt securities; (b)
entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

                   American Funds Insurance Series -- Page 23

11.  Invest in puts, calls, straddles, spreads or any combination thereof;
except as described above in Investment Restriction number 5.

12.  Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.  Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Investment restriction numbers 1 and 2 do not apply to Global Bond Fund.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

For purposes of investment restriction number 7, the investment adviser considers investments in corporate loans to be purchases of debt securities.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Global
Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth
Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund,
Growth-Income Fund, Global Growth and Income Fund, International Growth and
Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income
Bond Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S.
government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4.   Invest in securities of other investment companies, except as permitted by the 1940 Act.

                   American Funds Insurance Series -- Page 24

5.   Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933.

7.   Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9.   Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of U.S.
Government/AAA-Rated Securities Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF CASH MANAGEMENT FUND

Cash Management Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

                   American Funds Insurance Series -- Page 25

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5.   Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7.   Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9.   Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10.  Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Cash
Management Fund may be changed without shareholder approval:

Notwithstanding investment restriction number 1 above, in order to comply with
Rule 2a-7 under the 1940 Act, Cash Management Fund has adopted a policy of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the
Rule) of a single issuer for a period of up to three business days. Investment restriction number 8 above does not prevent the purchase by Cash Management Fund of securities that have "put" or "stand-by" commitment features.

Notwithstanding investment restriction number 9 above, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 26

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                         NUMBER OF
 POSITION WITH FUND                                                    BOARDS/3/
 (YEAR FIRST ELECTED/2/ AS A         PRINCIPAL OCCUPATION(S)            ON WHICH      OTHER DIRECTORSHIPS/4/
 TRUSTEE)                             DURING PAST FIVE YEARS         TRUSTEE SERVES       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 72            Private investor and corporate              2         Anworth Mortgage Asset
 Chairman of the Board          director; former Chairman of the                      Corporation; Office
 (Independent and               Board, In-Q-Tel, Inc. (technology                     Depot, Inc.
 Non-Executive) (1999)          venture company funded principally
                                by the Central Intelligence
                                Agency); former Chairman of the
                                Board, President and CEO,
                                Telecredit, Inc. (payment
                                services)
--------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 75      Private investor; former President         21         AECOM Technology
 Trustee (1994)                 and CEO, The Mission Group                            Corporation;
                                (non-utility holding company,                         DineEquity, Inc.;
                                subsidiary of Southern California                     Ducommun Incorporated;
                                Edison Company)                                       SouthWest Water Company

--------------------------------------------------------------------------------------------------------------
 Joe E. Davis, 74               Private investor; former Chairman           2         Anworth Mortgage Asset
 Trustee (1991)                 of the Board, Linear Corporation                      Corporation; Natural
                                (linear motor design and                              Alternatives
                                production)                                           International, Inc.
--------------------------------------------------------------------------------------------------------------
 Martin Fenton, 73              Chairman of the Board, Senior              18         None
 Trustee (1995)                 Resource Group LLC (development
                                and management of senior living
                                communities)
--------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 62          President and CEO, Fuller                  16         None
 Trustee (1999)                 Consulting (financial management
                                consulting firm)
--------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 63           Founding General Partner,                   2         Hot Topic, Inc.;
 Trustee (2007)                 InterWest Partners (venture                           Office Depot, Inc.
                                capital firm focused on
                                information technology and life
                                sciences); Lecturer, Stanford
                                Graduate School of Business
--------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 50             Professor, Columbia University,             4         The NASDAQ Stock Market
 Trustee (2007)                 School of International and Public                    LLC; Trimble Navigation
                                Affairs; former Member, World                         Limited
                                Trade Organization Appellate Body

--------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 54        Private investor; Chairman of the           6         None
 Trustee (1994)                 Board and CEO, Ladera Management
                                Company (venture capital and
                                agriculture); former owner and
                                President, Energy Investment, Inc.

--------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 68          Chairman of the Board and CEO,              7         None
 Trustee (1996)                 Cairnwood, Inc. (venture capital
                                investment)
--------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 27

"INTERESTED" TRUSTEES/5,6/

                                    PRINCIPAL OCCUPATION(S)
                                    DURING PAST FIVE YEARS          NUMBER OF
 NAME,AGE AND                            AND POSITIONS              BOARDS/3/
 POSITION WITH FUND              HELD WITH AFFILIATED ENTITIES       ON WHICH      OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/ AS A     OR THE PRINCIPAL UNDERWRITER       TRUSTEE OR            HELD BY
 TRUSTEE)                                OF THE SERIES            OFFICER SERVES     TRUSTEE OR OFFICER
----------------------------------------------------------------------------------------------------------

 James K. Dunton, 70            Senior Vice President - Capital         2          None
 Vice Chairman of the Board     Research Global Investors,
 (1993)                         Capital Research and Management
                                Company; Director, Capital
                                Research and Management Company

----------------------------------------------------------------------------------------------------------
 Donald D. O'Neal, 48           Senior Vice President - Capital         3          None
 President and Trustee          Research Global Investors,
 (1998)                         Capital Research and Management
                                Company; Director, The Capital
                                Group Companies, Inc.*

----------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/ AS      AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER)                    OR THE PRINCIPAL UNDERWRITER OF THE SERIES
-------------------------------------------------------------------------------

 Michael J. Downer, 53      Senior Vice President, Secretary and Coordinator of
 Executive Vice President   Legal and Compliance, Capital Research and
 (1991)                     Management Company; Director, American Funds
                            Distributors, Inc.*; Director, Capital Bank and
                            Trust Company*
-------------------------------------------------------------------------------
 Alan N. Berro, 47          Senior Vice President - Capital World Investors,
 Senior Vice President      Capital Research and Management Company
 (1998)
-------------------------------------------------------------------------------
 Abner D. Goldstine, 78     Senior Vice President - Fixed Income, Capital
 Senior Vice President      Research and Management Company; Director, Capital
 (1993)                     Research and Management Company
-------------------------------------------------------------------------------
 John H. Smet, 52           Senior Vice President - Fixed Income, Capital
 Senior Vice President      Research and Management Company; Director, American
 (1994)                     Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Claudia P. Huntington,     Senior Vice President - Capital Research Global
 56                         Investors, Capital Research and Management Company;
 Vice President (1994)      Director, The Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Robert W. Lovelace, 45     Senior Vice President - Capital World Investors,
 Vice President (1997)      Capital Research and Management Company; Director,
                            Capital Research and Management Company; Chairman
                            of the Board, Capital Research Company*
-------------------------------------------------------------------------------
 Susan M. Tolson, 46        Senior Vice President - Fixed Income, Capital
 Vice President (1999)      Research and Management Company
-------------------------------------------------------------------------------
 Steven I. Koszalka, 44     Vice President - Fund Business Management Group,
 Secretary (2003)           Capital Research and Management Company
-------------------------------------------------------------------------------
 David A. Pritchett, 42     Vice President - Fund Business Management Group,
 Treasurer (1999)           Capital Research and Management Company
-------------------------------------------------------------------------------
 Karl C. Grauman, 40        Vice President - Fund Business Management Group,
 Assistant Treasurer        Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Gregory F. Niland, 37      Vice President - Fund Business Management Group,
 Assistant Treasurer        Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 28

* Company affiliated with Capital Research and Management Company.

1 The term "independent" trustee refers to a trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Target Date Retirement Series,(R)/ /Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital
 Research and Management Company, or affiliated entities.
6 All of the trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management
 Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   American Funds Insurance Series -- Page 29

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2007

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                     IN THE AMERICAN FUNDS/3/
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                  Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Martin Fenton/4/            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 W. Scott Hedrick                   None                       None
-------------------------------------------------------------------------------
 Merit E. Janow                     None                   Over $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton              $1 - $10,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.

2 An independent trustee also may have exposure to the American Funds through an allocation of some or all of his or her nonqualified deferred compensation account.
3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.
4 Mr. Fenton's contract was purchased on March 7, 2008.

TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The Series typically pays each independent trustee an annual fee, which ranges from $39,500 to $80,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

                   American Funds Insurance Series -- Page 30

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The
Series also reimburses certain expenses of the independent trustees.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2007:

                                                                                                             TOTAL COMPENSATION
                                                                                                                 (INCLUDING
                                                                                                            VOLUNTARILY DEFERRED
                                                                                                              COMPENSATION/1/)
                                                                                                          FROM ALL FUNDS MANAGED BY
                                                                              AGGREGATE COMPENSATION        CAPITAL RESEARCH AND
                                                                              (INCLUDING VOLUNTARILY             MANAGEMENT
                                                                             DEFERRED COMPENSATION/1/)         COMPANY OR ITS
                                   NAME                                            FROM THE FUND                AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Lee A. Ault III                                                                     $146,000                     $168,500
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie/3/                                                              66,452                      421,160
------------------------------------------------------------------------------------------------------------------------------------
 Joe E. Davis                                                                         129,500                      154,500
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                      78,587                      389,742
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                                                                 101,256                      322,924
------------------------------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick                                                                      83,250                       95,500
------------------------------------------------------------------------------------------------------------------------------------
 Merit E. Janow                                                                        21,750                      133,559
------------------------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila/3/                                                                95,500                      325,208
------------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/                                                                  83,535                      289,083
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Target Date Retirement Series,/(R)/Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2007 fiscal year for participating trustees is as follows: H. Frederick Christie
 ($435,932), Martin Fenton ($310,973), Leonard R. Fuller ($5,972), Mary Myers
 Kauppila ($1,192,490) and Kirk P. Pendleton ($949,187). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September
13, 1983. All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

                   American Funds Insurance Series -- Page 31

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series' amended and restated rule 18f-3 Plan.
Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of
Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series' declaration of trust and by-laws as well as separate indemnification agreements that the Series has entered into with independent trustees provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an audit committee comprised of H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R.
Fuller and W. Scott Hedrick, none of whom is an "interested person" of the
Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series' accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series' principal service providers. The committee acts as a liaison between the Series' independent registered public accounting firm and the full board of trustees. Six audit committee meetings were held during the 2007 fiscal year.

The Series has a contracts committee comprised of Lee A. Ault III, H. Frederick
Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick,
Merit E. Janow, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an
"interested person" of the Series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment

                   American Funds Insurance Series -- Page 32

Advisory and Service Agreement and plan of distribution adopted pursuant to rule
12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2007 fiscal year.

The Series has a nominating committee comprised of Lee A. Ault III, Joe E.
Davis, Martin Fenton,  Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Series, addressed to the Series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Four nominating committee meetings were held during the 2007 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The Series and its investment adviser have adopted Proxy Voting Procedures and Principles (the "Principles") with respect to voting proxies of securities held by the funds, other American Funds and Endowments. The complete text of these principles is available on the
American Funds website at americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the Series) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

                   American Funds Insurance Series -- Page 33

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling
American Funds Service Company or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

                   American Funds Insurance Series -- Page 34

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on September 1, 2008.
Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

GLOBAL DISCOVERY

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Capital Research & Management Company               Class 1        51.42%
 Irvine, CA
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        48.58
 Fort Wayne, IN                                      Class 2        94.94
----------------------------------------------------------------------------
 Lincoln Life & Annuity of New York                  Class 2         5.06
 Fort Wayne, IN
----------------------------------------------------------------------------

GLOBAL GROWTH

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 John Hancock Life Insurance Co., USA                Class 1        29.62%
 Boston, MA
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                Class 1        24.53
 Boston, MA
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        20.14
 Fort Wayne, IN                                      Class 2        46.20
----------------------------------------------------------------------------
 Nationwide                                          Class 1        12.39
 Conshohocken, PA
----------------------------------------------------------------------------
 SAST Global Growth Portfolio                        Class 1        11.62
 Los Angeles, CA
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                   Class 2        18.97
 Los Angeles, CA
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company         Class 2        18.29
 Hartford, CT
----------------------------------------------------------------------------

GLOBAL SMALL CAPITALIZATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        44.03%
 Fort Wayne, IN                                      Class 2        46.68
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                Class 1        24.33
 Boston, MA
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                Class 1        18.30
 Boston, MA
----------------------------------------------------------------------------
 Met Investors Series Trust                          Class 1         5.65
 Irvine, CA
----------------------------------------------------------------------------
 Metropolitan Life Insurance Co.                     Class 2        19.83
 New York, NY
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company         Class 2        18.23
 Hartford, CT
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 35

GROWTH FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1        36.97%
 Fort Wayne, IN                                     Class 2        38.39
----------------------------------------------------------------------------
 State Street Bank                                  Class 1        26.29
 Kansas City, MO
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA               Class 1        22.81
 Boston, MA
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company        Class 2        21.31
 Hartford, CT
----------------------------------------------------------------------------
 ING                                                Class 2        11.39
 Scottsdale, AZ
----------------------------------------------------------------------------
 Metropolitan Life Insurance Co.                    Class 2         6.21
 New York, NY
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         5.56
 Hartford, CT
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         5.08
 Los Angeles, CA                                    Class 3        100.00
----------------------------------------------------------------------------

INTERNATIONAL FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         50.07%
 Fort Wayne, IN                                     Class 2         49.93
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA               Class 1         40.13
 Boston, MA
----------------------------------------------------------------------------
 ING                                                Class 2         20.15
 Scottsdale, AZ
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Co.            Class 2         18.77
 Hartford, CT
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 Los Angeles, CA
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 36

NEW WORLD FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        39.93%
 Fort Wayne, IN                                      Class 2        58.08
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                Class 1        23.17
 Boston, MA
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                Class 1        19.12
 Boston, MA
----------------------------------------------------------------------------
 Met Investors Series Trust                          Class 1         7.15
 Irvine, CA
----------------------------------------------------------------------------
 Hartford Series Funds Inc.                          Class 1         5.12
 Woodbury, MN
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company         Class 2        32.08
 Hartford, CT
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         7.70
 Hartford, CT
----------------------------------------------------------------------------

BLUE CHIP INCOME AND GROWTH FUND

                  NAME AND ADDRESS                      OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 John Hancock Life Insurance Co., USA                  Class 1        53.47%
 Boston, MA
-------------------------------------------------------------------------------
 Lincoln Life Insurance Company                        Class 1        43.63
 Fort Wayne, IN                                        Class 2        61.14
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company           Class 2        31.14
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life Insurance Co.                           Class 2         5.36
 Hartford, CT
-------------------------------------------------------------------------------

GLOBAL GROWTH AND INCOME FUND

                  NAME AND ADDRESS                      OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company                        Class 1        74.39%
 Fort Wayne, IN                                        Class 2        62.57
-------------------------------------------------------------------------------
 Hartford Series Funds Inc.                            Class 1        25.61
 Woodbury, MN
-------------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company           Class 2        29.38
 Hartford, CT
-------------------------------------------------------------------------------
 Hartford Life Insurance Co.                           Class 2         6.13
 Hartford, CT
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 37

GROWTH-INCOME FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1        40.14%
 Fort Wayne, IN                                     Class 2        43.10
----------------------------------------------------------------------------
 State Street Bank                                  Class 1        25.18
 Kansas City, MO
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA               Class 1        18.98
 Boston, MA
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company        Class 2        23.01
 Hartford, CT
----------------------------------------------------------------------------
 ING                                                Class 2         8.15
 Scottsdale, AZ
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         6.67
 Los Angeles, CA                                    Class 3        100.00
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         5.61
 Hartford, CT
----------------------------------------------------------------------------

ASSET ALLOCATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 John Hancock Life Insurance Co., USA               Class 1        35.53%
 Boston, MA
----------------------------------------------------------------------------
 Nationwide                                         Class 1        29.40
 Conshohocken, PA
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                     Class 1        29.33
 Fort Wayne, IN                                     Class 2        53.92
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company        Class 2        27.67
 Hartford, CT
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         8.48
 Los Angeles, CA                                    Class 3        100.00
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         6.74
 Hartford, CT
----------------------------------------------------------------------------

BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 John Hancock Life Insurance Co., USA                Class 1        45.04%
 Boston, MA
----------------------------------------------------------------------------
 Nationwide                                          Class 1        15.26
 Conshohocken, PA
----------------------------------------------------------------------------
 Lincoln Life Insurance Company                      Class 1        10.03
 Fort Wayne, IN                                      Class 2        47.06
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                Class 1         9.10
 Boston, MA
----------------------------------------------------------------------------
 ING                                                 Class 1         8.64
 Scottsdale, AZ
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                Class 1         6.75
 Boston, MA
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company         Class 2        33.63
 Hartford, CT
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         9.41
 Hartford, CT
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 38

GLOBAL BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        45.70%
 Fort Wayne, IN                                      Class 2        52.31
----------------------------------------------------------------------------
 Met Investors Series Trust                          Class 1        14.69
 Irvine, CA
----------------------------------------------------------------------------
 Capital Research & Management Company               Class 1        11.77
 Irvine, CA
----------------------------------------------------------------------------
 Hartford Series Funds Inc.                          Class 1        11.71
 Woodbury, MN
----------------------------------------------------------------------------
 Met Investors Series Trust                          Class 1        10.18
 Irvine, CA
----------------------------------------------------------------------------
 Met Investors Series Trust                          Class 1         5.95
 Irvine, CA
----------------------------------------------------------------------------
 Hartford Life and Annuity Insurance Company         Class 2        35.13
 Hartford, CT
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2        10.53
 Hartford, CT
----------------------------------------------------------------------------

HIGH-INCOME BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         57.34%
 Fort Wayne, IN                                     Class 2         96.94
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA               Class 1         13.24
 Boston, MA
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA               Class 1         11.39
 Boston, MA
----------------------------------------------------------------------------
 Met Investors Series Trust                         Class 1          7.11
 Irvine, CA
----------------------------------------------------------------------------
 Met Investors Series Trust                         Class 1          6.27
 Irvine, CA
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 Los Angeles, CA
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 39

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         60.31%
 Fort Wayne, IN                                     Class 2         95.94
----------------------------------------------------------------------------
 Met Investors Series Trust                         Class 1         15.56
 Irvine, CA
----------------------------------------------------------------------------
 Met Investors Series Trust                         Class 1         14.07
 Irvine, CA
----------------------------------------------------------------------------
 Met Investors Series Trust                         Class 1          8.24
 Irvine, CA
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 Los Angeles, CA
----------------------------------------------------------------------------

CASH MANAGEMENT FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         95.83%
 Fort Wayne, IN                                     Class 2         93.03
----------------------------------------------------------------------------
 Lincoln Life & Annuity of New York                 Class 2          6.97
 Fort Wayne, IN
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 Los Angeles, CA
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the Series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its

                   American Funds Insurance Series -- Page 40

Fixed Income division. Capital World Investors and Capital Research Global
Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

     Global Discovery Fund -- Lipper Multi-Cap Growth Funds Index, Global
     Service and Information Index, Non-U.S. Service and Information Index;

     Global Growth Fund -- MSCI World Index, Lipper Global Funds Index;

     Global Small Capitalization Fund -- S&P/Citigroup World Smallcap Index;
     S&P/Citigroup World ex US Smallcap Index; S&P/Citigroup US Smallcap Index;
     Lipper Small Cap Growth Funds Index; Lipper International Small Cap Funds
     Index;

     Growth Fund -- S&P 500, Lipper Growth Funds Index;

     International Fund -- MSCI All Country World Index ex-USA, Lipper
     International Funds Index;

     New World Fund -- MSCI All Country World Index, Lipper Global Funds Index,
     Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index
     Global, MSCI Emerging Markets Index;

                   American Funds Insurance Series -- Page 41

     Blue Chip Income and Growth Fund -- S&P 500, Lipper Growth & Income Funds
     Index;

     Global Growth and Income Fund -- MSCI World Index, Lipper Global Funds
     Index;

     Growth-Income Fund -- S&P 500, Lipper Growth & Income Funds Index;

     International Growth and Income Fund -- MSCI World Index (ex-U.S.),
     Lipper International Funds Index;

     Asset Allocation Fund -- S&P 500, Lipper Growth & Income Funds Index,
     Lehman Brothers U.S. Aggregate Index, Credit Suisse First Boston High Yield
     Bond Index, Lipper High Current Yield Bond Funds Average;

     Bond Fund -- Lehman Brothers U.S. Aggregate Index, Credit Suisse First
     Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average;

     Global Bond Fund -- Lehman Brothers Global Aggregate Bond Index, Lehman
     Brothers US Corporate High Yield Index 2% Issuer Cap;

     High-Income Bond Fund -- Credit Suisse First Boston High Yield Bond Index,
     Lipper High Current Yield Bond Funds Index; and

     U.S. Government/AAA Rated Securities Fund -- Citigroup Treasury/Government
     Sponsored/Mortgage Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of
the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor owns shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace,
Global Growth Fund, $10,001 - $50,000; Global Small Capitalization Fund, $1 -
$10,000; Growth-Income Fund $1 - $10,000. The other portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed as follows:

                   American Funds Insurance Series -- Page 42

                              NUMBER             NUMBER
                             OF OTHER           OF OTHER           NUMBER
                            REGISTERED           POOLED           OF OTHER
                            INVESTMENT         INVESTMENT         ACCOUNTS
                         COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                            FOR WHICH          FOR WHICH         PORTFOLIO
                            PORTFOLIO          PORTFOLIO         COUNSELOR
                            COUNSELOR          COUNSELOR        IS A MANAGER
                           IS A MANAGER       IS A MANAGER       (ASSETS OF
      PORTFOLIO          (ASSETS OF RICS    (ASSETS OF PIVS    OTHER ACCOUNTS
      COUNSELOR          IN BILLIONS)/1/    IN BILLIONS)/2/   IN BILLIONS)/3/
--------------------------------------------------------------------------------

 James K. Dunton            2       $102.4        None              None
--------------------------------------------------------------------------------
 Donald D. O'Neal           2       $282.8      1      $0.06        None
--------------------------------------------------------------------------------
 Alan N. Berro              3       $144.7        None              None
--------------------------------------------------------------------------------
 Abner D. Goldstine         4       $136.5        None              None
--------------------------------------------------------------------------------
 John H. Smet               7       $194.0        None            3       $2.42
--------------------------------------------------------------------------------
 Claudia P.                 3       $ 62.8        None              None
 Huntington
--------------------------------------------------------------------------------
 Robert W. Lovelace         2       $ 79.8      1      $1.09        None
--------------------------------------------------------------------------------
 Susan M. Tolson            3       $ 55.2        None            2       $0.58
--------------------------------------------------------------------------------
 David C. Barclay           4       $154.9      4      $1.41     19       $5.93
--------------------------------------------------------------------------------
 Donnalisa Barnum           1       $193.5        None              None
--------------------------------------------------------------------------------
 Christopher D.                None               None              None
 Buchbinder
--------------------------------------------------------------------------------
 Gordon Crawford            3       $229.0        None              None
--------------------------------------------------------------------------------
 Mark H. Dalzell            2       $ 42.3      2      $0.29    19/4/     $5.93
--------------------------------------------------------------------------------
 Mark E. Denning            5       $292.0      1      $0.12        None
--------------------------------------------------------------------------------
 J. Blair Frank             2       $219.1        None              None
--------------------------------------------------------------------------------
 Nicholas J. Grace          2       $125.6        None              None
--------------------------------------------------------------------------------
 Alwyn W. Heong             3       $256.5        None              None
--------------------------------------------------------------------------------
 David A. Hoag              3       $116.9        None              None
--------------------------------------------------------------------------------
 Thomas H. Hogh             3       $ 14.6      1      $0.29      3       $0.31
--------------------------------------------------------------------------------
 Gregg E. Ireland           3       $368.6        None              None
--------------------------------------------------------------------------------
 Carl M. Kawaja             4       $317.7      1      $1.09        None
--------------------------------------------------------------------------------
 Michael T. Kerr            2       $243.9        None              None
--------------------------------------------------------------------------------
 Sung Lee                   1       $124.0        None              None
--------------------------------------------------------------------------------
 James B. Lovelace          4       $222.2        None              None
--------------------------------------------------------------------------------
 Jesper Lyckeus                None             1      $0.12        None
--------------------------------------------------------------------------------
 Mark R. Macdonald          4       $150.4        None              None
--------------------------------------------------------------------------------
 Ronald B. Morrow           2       $243.9        None              None
--------------------------------------------------------------------------------
 James R. Mulally           2       $ 67.2      3      $0.77      7       $1.79
--------------------------------------------------------------------------------
 David M. Riley             1       $111.3        None              None
--------------------------------------------------------------------------------
 C. Ross Sappenfield        2       $116.6      1      $0.06        None
--------------------------------------------------------------------------------
 Christopher M.                None               None              None
 Thomsen
--------------------------------------------------------------------------------
 Steven T. Watson           2       $148.8        None              None
--------------------------------------------------------------------------------
 Paul A. White                 None               None              None
--------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 43

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
2 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
4 The advisory fee of one of these accounts (representing $0.31 billion in total assets) is based partially on its investment results.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until December 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

                   American Funds Insurance Series -- Page 44

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: 0.58% on the first $500 million of net assets, plus 0.48%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53%
on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus
0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets greater than $3.0 billion but not exceeding $5.0 billion; plus 0.46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: 0.80% on the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding
$2.0 billion, plus 0.67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.65% on net assets in excess of $3.0 billion;

Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion;

International Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53%
on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus
0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding
$6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.66%
on net assets in excess of $1.5 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding
$2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: 0.69% on the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets greater than $1.2 billion but not exceeding $2 billion, plus 0.50% on net assets in excess of $2 billion;

                   American Funds Insurance Series -- Page 45

Growth-Income Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding
$10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than
$21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets in excess of $27.0 billion;

International Growth and Income Fund: 0.69% on the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding
$1.0 billion, plus 0.53% on net assets greater than $1.0 billion;

Asset Allocation Fund: 0.50% on the first $600 million of net assets, plus 0.42%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.25% on net assets in excess of $8.0 billion;

Bond Fund: 0.48% on the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.36% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
plus 0.34% on net assets in excess of $5.0 billion;

Global Bond Fund: 0.57% on all assets;

High-Income Bond Fund: 0.50% on the first $600 million of net assets, plus 0.46%
on net assets greater than $600 million but not exceeding $1.0 billion, plus
0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

U.S. Government/AAA-Rated Securities Fund: 0.46% on the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets in excess of $2.0 billion; and

Cash Management Fund: 0.32% on all assets.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses;

                   American Funds Insurance Series -- Page 46

the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser;
association dues; and costs of stationary and forms prepared exclusively for the
Series.

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each fund, except International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof.
For International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

The investment adviser's total fees for the fiscal years ended December 31,
2007, 2006 and 2005 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2007          2006           2005
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                $ 1,306,000   $   807,000    $   489,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                    26,735,000    19,040,000     13,520,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND      27,298,000    19,734,000     12,798,000
-------------------------------------------------------------------------------
GROWTH FUND                           93,790,000    79,939,000     62,832,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                    50,363,000    38,670,000     26,526,000
-------------------------------------------------------------------------------
NEW WORLD FUND                        12,656,000     8,208,000      4,781,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND      18,332,000    15,099,000     12,104,000
-------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND          9,447,000     1,296,000            N/A
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    75,627,000    64,732,000     54,602,000
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                 26,249,000    21,637,000     18,137,000
-------------------------------------------------------------------------------
BOND FUND                             17,355,000    12,346,000      9,293,000
-------------------------------------------------------------------------------
GLOBAL BOND FUND                         776,000        21,000            N/A
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  6,066,000     4,946,000      4,280,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED              3,222,000     2,884,000      2,842,000
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                   1,566,000     1,068,000        777,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 47

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all funds.

Additionally, during the year ended December 31, 2007, the investment adviser voluntarily reduced management fees to the rates provided by amended Agreements for Global Growth Fund, Global Growth and Income Fund, and Bond Fund. During the
year ended December 31, 2006, the investment adviser voluntarily reduced management fees to the rates provided by amended Agreements for Global Small
Capitalization Fund and Global Growth and Income Fund.

For the periods ended December 31, 2007, 2006 and 2005, management fees were reduced by the following as a result of these waivers:

                                                  WAIVER REDUCTION
-------------------------------------------------------------------------------
                                           2007         2006          2005
-------------------------------------------------------------------------------

 GLOBAL DISCOVERY FUND                  $  131,000   $   81,000    $   44,000
-------------------------------------------------------------------------------
 GLOBAL GROWTH FUND                      2,714,000    1,904,000     1,201,000
-------------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND        2,730,000    1,973,000     1,142,000
-------------------------------------------------------------------------------
 GROWTH FUND                             9,379,000    7,994,000     5,598,000
-------------------------------------------------------------------------------
 INTERNATIONAL FUND                      5,036,000    3,867,000     2,361,000
-------------------------------------------------------------------------------
 NEW WORLD FUND                          1,266,000      821,000       429,000
-------------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND        1,833,000    1,510,000     1,073,000
-------------------------------------------------------------------------------
 GLOBAL GROWTH AND INCOME FUND           1,786,000      132,000           N/A
-------------------------------------------------------------------------------
 GROWTH-INCOME FUND                      7,563,000    6,473,000     4,833,000
-------------------------------------------------------------------------------
 ASSET ALLOCATION FUND                   2,625,000    2,164,000     1,606,000
-------------------------------------------------------------------------------
 BOND FUND                               1,736,000    1,235,000       823,000
-------------------------------------------------------------------------------
 GLOBAL BOND FUND                           78,000        2,000           N/A
-------------------------------------------------------------------------------
 HIGH-INCOME BOND FUND                     607,000      495,000       376,000
-------------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES      322,000      288,000       250,000
 FUND
-------------------------------------------------------------------------------
 CASH MANAGEMENT FUND                      157,000      107,000        69,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 48

PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the
"Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the
1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the Series is committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25%
of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made.
Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended
December 31, 2007, the Series incurred distribution expenses for Class 2 shares of $212,094,000 and Class 3 shares of $2,104,000, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $19,158,000 for Class 2 shares and $170,000 for Class 3 shares.

COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its
expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts.
These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

     AEGON, N.V.
     AIG SunAmerica Life Assurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica
     Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     Massachusetts Mutual Life Insurance Company

                   American Funds Insurance Series -- Page 49

     Merrill Lynch Life Insurance Company
     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     New York Life Insurance and Annuity Corporation
     Pacific Life Insurance Company
     Travelers Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds
Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the Series' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal

                   American Funds Insurance Series -- Page 50

research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level

                   American Funds Insurance Series -- Page 51

and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series' portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series' portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
December 31, 2007, 2006, and 2005 were:

                                                      FISCAL YEAR ENDED
                                           ------------------------------------------
                                               2007          2006           2005
-------------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                      $   222,000   $   119,000    $   120,000
-------------------------------------------------------------------------------------
GLOBAL GROWTH FUND                           4,883,000     2,792,000      1,979,000
-------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND             5,937,000     5,191,000      3,205,000
GROWTH FUND                                 15,510,000    15,320,000     11,850,000
-------------------------------------------------------------------------------------
INTERNATIONAL FUND                          12,067,000     7,441,000      6,427,000
-------------------------------------------------------------------------------------
NEW WORLD FUND                               2,110,000     1,561,000        897,000
-------------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND             2,154,000     1,381,000      1,881,000
-------------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND                2,034,000       614,000            N/A
-------------------------------------------------------------------------------------
GROWTH-INCOME FUND                          12,227,000    10,703,000      9,723,000
-------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                        1,994,000     2,636,000      1,771,000
-------------------------------------------------------------------------------------
BOND FUND                                            0         5,000              0
-------------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                            2,000        13,000         13,000
-------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 52

The volume of trading activity by Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, International Fund, New World Fund, Blue Chip
Income and Growth Fund and Growth-Income Fund increased during the year, resulting in an increase in brokerage commissions. Prior year brokerage commissions for Global Growth and Income Fund was not representative of a full year.

The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of its revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series'
portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group,
Goldman Sachs & Co., J.P. Morgan Securities Inc., Lehman Brothers, Merrill
Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley & Co., Incorporated
and UBS Financial Services Inc. As of the Series' fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

                            AFFILIATED COMPANY OF     TYPE OF
                            REGULAR BROKER-DEALER    SECURITY        AMOUNT
-------------------------------------------------------------------------------

Global Discovery Fund        Citigroup Inc.           equity      $  3,489,000
                            ---------------------------------------------------
                            JPMorgan Chase & Co.      equity         1,746,000
-------------------------------------------------------------------------------
Global Growth Fund          Citigroup Inc.            equity        14,720,000
                            ---------------------------------------------------
                            UBS AG                     debt         24,937,000
-------------------------------------------------------------------------------
Global Small                UBS AG                     debt         14,992,000
Capitalization Fund
-------------------------------------------------------------------------------
Growth Fund                 Citigroup Inc.            equity       103,040,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &        debt         99,182,000
                            Co.
-------------------------------------------------------------------------------
International Fund          Credit Suisse Group       equity        86,473,000
-------------------------------------------------------------------------------
New World Fund              Citigroup Inc.            equity         1,237,000
-------------------------------------------------------------------------------
Growth-Income Fund          Citigroup Inc.            equity       422,905,000
                            ---------------------------------------------------
                            JPMorgan Chase & Co.      equity       181,056,000
                            ---------------------------------------------------
                            JPMorgan Chase & Co.       debt         49,447,000
                            ---------------------------------------------------
                            Credit Suisse Group       equity        17,742,000
-------------------------------------------------------------------------------
Global Growth and Income    Citigroup Inc.            equity        30,912,000
Fund
-------------------------------------------------------------------------------
High-Income Bond Fund       Morgan Stanley             debt          1,023,000
-------------------------------------------------------------------------------
Blue Chip Income and        Citigroup Inc.            equity       135,718,000
Growth Fund
                            ---------------------------------------------------
                            JPMorgan Chase & Co.      equity        78,570,000
-------------------------------------------------------------------------------
Asset Allocation Fund       Citigroup Inc.            equity        50,048,000
                            ---------------------------------------------------
                            JPMorgan Chase & Co.      equity        65,475,000
                            ---------------------------------------------------
                            Citigroup Inc.             debt          3,087,000
                            ---------------------------------------------------
                            JPMorgan Chase & Co.       debt          3,568,000
                            ---------------------------------------------------
                            Merrill Lynch & Co.,       debt          3,676,000
                            Inc.
                            ---------------------------------------------------
                            Goldman Sachs Group,       debt          3,440,000
                            Inc.
                            ---------------------------------------------------
                            Lehman Brothers            debt          5,707,000
                            Holdings, Inc.
-------------------------------------------------------------------------------
Bond Fund                   Citigroup Inc.             debt          8,103,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &        debt         48,277,000
                            Co.
                            ---------------------------------------------------
                            Merrill Lynch & Co.,       debt          6,618,000
                            Inc.
                            ---------------------------------------------------
                            Goldman Sachs Group,       debt          4,511,000
                            Inc.
                            ---------------------------------------------------
                            Morgan Stanley             debt          1,535,000
                            ---------------------------------------------------
                            Lehman Brothers            debt          6,426,000
                            Holdings, Inc.
-------------------------------------------------------------------------------
Global Bond Fund            Goldman Sachs Group,       debt            914,000
                            Inc.
                            ---------------------------------------------------
                            Lehman Brothers            debt            649,000
                            Holdings Inc.
                            ---------------------------------------------------
                            Merrill Lynch & Co.,       debt            713,000
                            Inc.
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 53

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the
Series' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series' chief compliance officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund

                   American Funds Insurance Series -- Page 54

shareholders. Currently, this information is being provided to Lipper, Inc.
Morningstar, Standard & Poor's Fund Services, Overlap, Value Line, Bloomberg,
Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical
Services and RBC Dain Rauscher. The Series' custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
For more information on these restrictions and limitations, please see the
"Personal investment policy" section in this statement of additional information and the Code of Ethics. Third party service providers of the Series, as described above, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.

                   American Funds Insurance Series -- Page 55

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities
(for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                   American Funds Insurance Series -- Page 56

     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any
     "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                   American Funds Insurance Series -- Page 57

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the
Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New
York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00
p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas
Day. Each share class of a fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series' board. Subject to board oversight, the Series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Series' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

                   American Funds Insurance Series -- Page 58

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United
States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by State Street Bank and Trust Company, One Lincoln Street,
Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds
Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618.
American Funds Service Company was paid a fee of $9,000 for Class 1 shares,
$51,000 for Class 2 shares and $1,000 for Class 3 shares for the 2007 fiscal year.

                   American Funds Insurance Series -- Page 59

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second
Street, 24th Floor, San Francisco, CA 94105, serves as independent legal counsel
("counsel") for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul, Hastings, Janofsky & Walker LLP. A determination with respect to the independence of the Series' counsel will be made at least annually by the independent trustees of the Series, as prescribed by the 1940
Act and the related rules.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on
December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolios or summary investment portfolios, financial statements and other information. The
Series' annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website americanfunds.com. Upon opting in to the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company
and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations

                   American Funds Insurance Series -- Page 60

of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the
Series or Trustees. The Declaration of Trust provides for indemnification out of
Series property of any shareholder personally liable for the obligations of the
Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against
American Funds Distributors, Inc. The complaint alleges violations of certain
NASD rules by American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, a FINRA Hearing Panel ruled against American Funds
Distributors, Inc. and imposed a $5 million fine. On April 30, 2008, FINRA's
National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel.
American Funds Distributors, Inc. has appealed this decision to the Securities and Exchange Commission.

The investment adviser and American Funds Distributors, Inc. believes that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc. to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of
California, relating to this and other matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that these suits are without merit and will defend itself vigorously.

REGISTRATION STATEMENT -- A registration statement has been filed with the
Securities and Exchange Commission under the Securities Act of 1933 and the 1940
Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries.
For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the
Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

                   American Funds Insurance Series -- Page 61

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   American Funds Insurance Series -- Page 62

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   American Funds Insurance Series -- Page 63

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                   American Funds Insurance Series -- Page 64

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   American Funds Insurance Series -- Page 65

...

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

June 30, 2008
unaudited

Common stocks — 87.37%	Shares	Market value (000)

SOFTWARE & SERVICES — 12.59%
Yahoo! Inc.[1]	260,000	$5,372
Google Inc., Class A1	10,000	5,264
Global Payments Inc.	95,000	4,427
Oracle Corp.[1]	125,000	2,625
Microsoft Corp.	83,300	2,292
MasterCard Inc., Class A	8,423	2,236
United Internet AG2	108,000	2,127
Wirecard AG1,2	158,000	2,024
SAP AG2	35,000	1,831
eBay Inc.[1]	60,000	1,640
Tencent Holdings Ltd.[2]	151,600	1,164
Moneysupermarket.com Group PLC[2]	235,000	455
		31,457

ENERGY — 8.70%
Schlumberger Ltd.	109,500	11,764
Smith International, Inc.	50,000	4,157
WorleyParsons Ltd.[2]	100,000	3,623
Baker Hughes Inc.	25,000	2,183
		21,727

BANKS — 7.99%
Banco Bradesco SA, preferred nominative	146,500	3,030
BOC Hong Kong (Holdings) Ltd.[2]	760,000	2,010
HSBC Holdings PLC (Hong Kong)[2]	110,000	1,708
Hudson City Bancorp, Inc.	100,000	1,668
HDFC Bank Ltd.[2]	70,000	1,643
M&T Bank Corp.	22,000	1,552
PT Bank Mandiri (Persero) Tbk[2]	5,000,000	1,413
Grupo Financiero Banorte, SAB de CV, Series O	280,000	1,316
BNP Paribas SA2	11,110	996
Raiffeisen International Bank-Holding AG2	7,383	936
Banco Bilbao Vizcaya Argentaria, SA2	45,600	869
Erste Bank der oesterreichischen Sparkassen AG2	10,000	619
Banco Santander, SA2	29,558	540
Freddie Mac	30,000	492
Siam City Bank PCL[1,2]	1,045,000	477
Mizuho Financial Group, Inc.[2]	75	348
Malayan Banking Bhd.[2]	95,625	207
Hypo Real Estate Holding AG2	5,127	144
		19,968

TECHNOLOGY HARDWARE & EQUIPMENT — 6.93%
Apple Inc.[1]	33,000	5,526
Cisco Systems, Inc.[1]	145,000	3,373
Delta Electronics, Inc.[2]	525,000	1,466
Avid Technology, Inc.[1]	85,000	1,444
EMC Corp.[1]	95,136	1,398
Seagate Technology	65,000	1,243
Advantech Co., Ltd.[2]	410,214	1,050
HOYA CORP.[2]	45,000	1,045
Acer Inc.[2]	260,895	510
Wintek Corp.[1,2]	421,368	257
		17,312

MEDIA — 6.00%
Time Warner Inc.	245,000	3,626
British Sky Broadcasting Group PLC[2]	305,000	2,865
Daily Mail and General Trust PLC, Class A, nonvoting[2]	280,000	1,741
CTC Media, Inc.[1]	70,000	1,726
Vivendi SA2	36,000	1,364
Walt Disney Co.	38,000	1,186
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,039
XM Satellite Radio Holdings Inc., Class A1	125,000	980
Next Media Ltd.[2]	1,157,000	443
E. W. Scripps Co., Class A3	9,900	30
		15,000

TELECOMMUNICATION SERVICES — 5.74%
Millicom International Cellular SA	40,000	4,140
MTN Group Ltd.[2]	217,000	3,445
Singapore Telecommunications Ltd.[2]	730,000	1,949
OJSC Mobile TeleSystems (ADR)	20,000	1,532
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,249
Philippine Long Distance Telephone Co. (ADR)	9,100	486
Philippine Long Distance Telephone Co.[2]	9,100	486
Vodafone Group PLC[2]	259,875	766
LG Telecom Ltd.[2]	38,855	295
		14,348

UTILITIES — 5.69%
Xinao Gas Holdings Ltd.[2]	2,610,000	4,470
Iberdrola Renovables, SA Unipersonal[1,2]	550,000	4,248
Veolia Environnement[2]	64,700	3,607
Hong Kong and China Gas Co. Ltd.[2]	786,500	1,886
		14,211

HEALTH CARE EQUIPMENT & SERVICES — 4.96%
American Medical Systems Holdings, Inc.[1]	369,000	5,517
Inverness Medical Innovations, Inc.[1]	87,000	2,886
Varian Medical Systems, Inc.[1]	38,000	1,970
Express Scripts, Inc.[1]	20,000	1,254
Medtronic, Inc.	15,000	776
		12,403

RETAILING — 4.79%
Amazon.com, Inc.[1]	40,000	2,933
Bed Bath & Beyond Inc.[1]	65,000	1,827
Best Buy Co., Inc.	38,900	1,540
Lowe’s Companies, Inc.	65,000	1,349
O’Reilly Automotive, Inc.[1]	60,000	1,341
Tractor Supply Co.[1]	45,000	1,307
Abercrombie & Fitch Co., Class A	20,000	1,254
Takashimaya Co., Ltd.[2]	46,000	419
		11,970

INSURANCE — 3.94%
American International Group, Inc.	150,000	3,969
Sampo Oyj, Class A2	125,000	3,144
China Life Insurance Co. Ltd., Class H2	398,000	1,387
Genworth Financial, Inc., Class A	75,000	1,336
		9,836

CAPITAL GOODS — 2.89%
Boart Longyear Ltd.[2,4]	1,269,230	2,710
Boart Longyear Ltd.[2]	700,000	1,494
Max India Ltd.[1,2]	500,000	1,828
Wolseley PLC[2]	160,000	1,190
		7,222

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.67%
Novo Nordisk A/S, Class B2	46,000	3,033
Forest Laboratories, Inc.[1]	50,000	1,737
Richter Gedeon NYRT[2]	5,500	1,188
UCB SA2	19,654	723
		6,681

COMMERCIAL SERVICES & SUPPLIES — 2.35%
Randstad Holding NV2	80,000	2,793
Downer EDI Ltd.[2]	327,173	2,153
Monster Worldwide, Inc.[1]	45,000	927
		5,873

TRANSPORTATION — 2.17%
Ryanair Holdings PLC (ADR)[1]	186,400	5,344
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	79
		5,423

DIVERSIFIED FINANCIALS — 1.36%
State Street Corp.	25,000	1,600
American Express Co.	30,000	1,130
Citigroup Inc.	40,000	670
		3,400

CONSUMER DURABLES & APPAREL — 1.21%
China Dongxiang (Group) Co., Ltd.[2]	3,000,000	1,205
GEOX SpA[2]	105,050	1,062
Burberry Group PLC[2]	84,000	754
		3,021

FOOD & STAPLES RETAILING — 1.06%
Costco Wholesale Corp.	16,000	1,122
Whole Foods Market, Inc.	45,000	1,066
Wal-Mart de México, SAB de CV, Series V	118,600	470
		2,658

CONSUMER SERVICES — 1.02%
Las Vegas Sands Corp.[1]	40,000	1,898
OPAP (Greek Organization of Football Prognostics) SA2	18,490	644
		2,542

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.94%
Intel Corp.	65,000	1,396
Siliconware Precision Industries Co., Ltd.[2]	603,611	885
Sunplus Technology Co. Ltd.[2]	59,595	57
		2,338

REAL ESTATE — 0.13%
AEON Mall Co., Ltd.[2]	11,000	325

MISCELLANEOUS — 4.24%
Other common stocks in initial period of acquisition		10,586

Total common stocks (cost: $218,504,000)		218,301

Convertible securities — 0.77%

DIVERSIFIED FINANCIALS — 0.70%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,4]	38,000	1,736

MISCELLANEOUS — 0.07%
Other convertible securities in initial period of acquisition		174

Total convertible securities (cost: $2,121,000)		1,910

	Principal amount
Short-term securities — 10.99%	(000)

Enterprise Funding Corp. 2.55% due 7/1/2008[5]	$4,500	4,500
Pfizer Inc 2.28% due 9/26/2008[5]	4,300	4,270
Brown-Forman Corp. 2.13% due 7/23/2008[5]	3,950	3,943
Honeywell International Inc. 2.08% due 7/29/2008[5]	3,400	3,393
Procter & Gamble International Funding S.C.A. 2.27% due 9/17/2008[5]	3,300	3,280
John Deere Capital Corp. 2.06% due 7/22/2008[5]	2,800	2,796
Coca-Cola Co. 2.10% due 8/5/2008[5]	2,000	1,995
Kimberly-Clark Worldwide Inc. 2.10% due 8/11/2008[5]	2,000	1,994
Freddie Mac 2.44% due 10/20/2008	1,300	1,291

Total short-term securities (cost: $27,475,000)		27,462

Total investment securities (cost: $248,100,000)		247,673
Other assets less liabilities		2,177

Net assets		$249,850

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $87,656,000, which represented 35.08% of the net assets of the fund.

[3]	This security has been authorized but has not yet been isued.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Boart Longyear Ltd.	4/4/2007	$1,922	$2,710	.10%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	1,900	$1,736	1.08

Total restricted securities		$3,822	$4,446	1.78%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,171,000, which represented 10.47% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

June 30, 2008
 unaudited

Common stocks — 82.17%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 13.32%
Microsoft Corp.	3,095,000	$85,143
Samsung Electronics Co., Ltd.[1]	138,440	82,803
Yahoo! Inc.[2]	2,927,200	60,476
STMicroelectronics NV1	4,454,000	45,980
Nokia Corp.[1]	1,486,500	36,435
Nokia Corp. (ADR)	334,000	8,183
Oracle Corp.[2]	2,000,000	42,000
International Business Machines Corp.	350,000	41,485
Google Inc., Class A2	75,000	39,481
Cisco Systems, Inc.[2]	1,611,000	37,472
Citizen Holdings Co., Ltd.[1]	3,360,700	25,701
Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	7,255,633	15,518
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[2]	713,468	7,784
SAP AG1	240,000	12,553
SAP AG (ADR)	200,000	10,422
ASML Holding NV (New York registered)	801,044	19,545
ASML Holding NV1	111,111	2,708
Canon, Inc.[1]	379,000	19,461
Hon Hai Precision Industry Co., Ltd.[1]	3,862,692	18,999
High Tech Computer Corp.[1]	620,000	13,871
Tyco Electronics Ltd.	366,250	13,119
Agilent Technologies, Inc.[2]	350,000	12,439
Nortel Networks Corp.[2]	1,500,000	12,330
Hynix Semiconductor Inc.[1,2]	507,000	12,033
KLA-Tencor Corp.	287,921	11,721
Altera Corp.	550,000	11,385
Venture Corp. Ltd.[1]	1,300,000	9,395
Murata Manufacturing Co., Ltd.[1]	175,000	8,315
Texas Instruments Inc.	250,000	7,040
Elpida Memory, Inc.[1,2]	210,000	6,756
Dell Inc.[2]	300,000	6,564
EMC Corp.[2]	410,500	6,030
livedoor holdings Co., Ltd.[1,2]	64,000	5,947
Motorola, Inc.	800,000	5,872
Rohm Co., Ltd.[1]	98,000	5,633
Chartered Semiconductor Manufacturing Ltd[1,2]	6,009,000	3,435
Trend Micro Inc.[1]	68,500	2,258
		766,292

CONSUMER DISCRETIONARY — 10.29%
GOME Electrical Appliances Holding Ltd.[1]	124,172,000	58,730
Honda Motor Co., Ltd.[1]	1,508,800	51,424
Virgin Media Inc.[2]	2,834,000	38,571
Lowe’s Companies, Inc.	1,615,000	33,511
OPAP (Greek Organization of Football Prognostics) SA1	771,800	26,872
Kohl’s Corp.[2]	625,000	25,025
Liberty Media Corp., Liberty Interactive, Series A2	1,660,000	24,502
Toyota Motor Corp.[1]	517,500	24,385
News Corp., Class A	1,583,407	23,814
Esprit Holdings Ltd.[1]	2,100,500	21,863
Yamaha Corp.[1]	1,081,000	20,939
adidas AG1	327,000	20,601
H & M Hennes & Mauritz AB, Class B1	376,000	20,320
Yamada Denki Co., Ltd.[1]	276,000	19,655
Harman International Industries, Inc.	440,000	18,212
Yue Yuen Industrial (Holdings) Ltd.[1]	7,300,000	17,318
Carnival Corp., units	525,000	17,304
Target Corp.	370,000	17,201
Burberry Group PLC[1]	1,870,000	16,795
McDonald’s Corp.	250,000	14,055
Aristocrat Leisure Ltd.[1]	1,949,756	11,978
Bosideng International Holdings Ltd.[1,2]	64,000,000	10,633
NIKE, Inc., Class B	160,000	9,538
Best Buy Co., Inc.	235,000	9,306
Nikon Corp.[1]	301,000	8,764
Kesa Electricals PLC[1]	2,473,400	7,787
Suzuki Motor Corp.[1]	313,000	7,398
Cie. Financière Richemont SA, Class A, units[1]	115,000	6,371
Limited Brands, Inc.	200,000	3,370
DSG International PLC[1]	3,466,929	3,052
Multi Screen Media Private Ltd.[1,2,3]	16,148	1,539
Aisin Seiki Co., Ltd.[1]	38,000	1,243
		592,076

INDUSTRIALS — 9.39%
General Electric Co.	2,895,455	77,280
Deutsche Post AG1	2,802,700	73,159
Vallourec SA1	185,000	64,666
KBR, Inc.	1,605,000	56,031
Schneider Electric SA1	394,091	42,503
Siemens AG1	240,000	26,592
ALSTOM SA1	106,400	24,410
Ryanair Holdings PLC (ADR)[2]	703,100	20,158
Randstad Holding NV1	517,000	18,050
Tata Motors Ltd.[1]	1,535,000	15,260
United Technologies Corp.	245,000	15,116
Tyco International Ltd.	366,250	14,665
Asciano Ltd., units[1]	3,720,000	12,404
Illinois Tool Works Inc.	230,000	10,927
ABB Ltd[1,2]	355,000	10,051
FANUC LTD[1]	100,000	9,761
European Aeronautic Defence and Space Co. EADS NV1	500,000	9,390
Michael Page International PLC[1]	1,995,000	9,272
Macquarie Infrastructure Group[1]	4,000,000	8,878
Suzlon Energy Ltd.[1,2]	1,618,700	8,145
Finmeccanica SpA[1]	235,000	6,142
United Parcel Service, Inc., Class B	75,000	4,610
Koc Holding AS, Class B1,2	990,150	2,711
		540,181

FINANCIALS — 8.64%
Macquarie Group Ltd.[1]	1,250,000	58,063
Banco Santander, SA1	2,957,514	53,996
Allianz SE1	292,000	51,339
Société Générale[1]	460,000	39,625
Citigroup Inc.	1,862,900	31,222
AEON Credit Service (Asia) Co. Ltd.[1]	2,000,000	25,051
Industrial and Commercial Bank of China Ltd., Class H1	34,500,000	23,526
Mizuho Financial Group, Inc.[1]	5,000	23,194
HSBC Holdings PLC (United Kingdom)[1]	1,500,000	23,136
ICICI Bank Ltd.[1,2]	837,300	12,297
ICICI Bank Ltd. (ADR)[2]	308,750	8,880
AXA SA1	633,000	18,669
AFLAC Inc.	295,700	18,570
Erste Bank der oesterreichischen Sparkassen AG1	288,480	17,856
Samsung Card Co., Ltd.[1]	323,390	14,256
Bumiputra-Commerce Holdings Bhd.[1]	5,675,000	13,924
ING Groep NV, depository receipts[1]	422,422	13,357
Prudential PLC[1]	1,260,000	13,350
Lloyds TSB Group PLC[1]	1,550,000	9,502
Türkiye Is Bankasi AS, Class C1	2,405,000	7,892
Westfield Group[1]	458,603	7,144
Bank of Nova Scotia	140,000	6,417
BOC Hong Kong (Holdings) Ltd.[1]	2,216,000	5,861
		497,127

HEALTH CARE — 7.98%
Novo Nordisk A/S, Class B1	1,455,200	95,958
Roche Holding AG1	293,500	52,834
UCB SA1	1,350,020	49,683
Hospira, Inc.[2]	630,000	25,269
Pharmaceutical Product Development, Inc.	544,350	23,353
Smith & Nephew PLC[1]	2,052,000	22,544
Stryker Corp.	355,000	22,322
UnitedHealth Group Inc.	850,000	22,312
Nobel Biocare Holding AG1	677,070	22,074
CIGNA Corp.	610,000	21,588
Aetna Inc.	500,000	20,265
Pfizer Inc	1,100,000	19,217
Mentor Corp.	460,000	12,797
Shire PLC (ADR)	250,000	12,282
Intuitive Surgical, Inc.[2]	35,700	9,618
Rhön-Klinikum AG, non-registered shares[1]	301,600	9,574
ResMed Inc[2]	267,000	9,543
Merck & Co., Inc.	200,000	7,538
		458,771

MATERIALS — 7.78%
JSC Uralkali (GDR)[1]	484,568	35,160
JSC Uralkali (GDR)[1,4]	444,915	32,282
AMG Advanced Metallurgical Group NV1,2	696,200	59,065
Central African Mining & Exploration Co. PLC[1,2]	38,250,000	42,262
Freeport-McMoRan Copper & Gold Inc.	255,000	29,883
K+S AG1	50,000	28,704
Bayer AG, non-registered shares[1]	250,000	21,011
Potash Corp. of Saskatchewan Inc.	85,000	19,428
First Quantum Minerals Ltd.	275,400	19,028
UPM-Kymmene Oyj[1]	1,090,000	17,731
Akzo Nobel NV1	258,000	17,674
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	580,000	17,307
Aracruz Celulose SA, Class B, preferred nominative (ADR)	217,000	15,926
Newmont Mining Corp.	300,000	15,648
OAO Severstal (GDR)[1]	574,600	14,844
Sigma-Aldrich Corp.	239,649	12,907
Nitto Denko Corp.[1]	300,000	11,513
Weyerhaeuser Co.	200,000	10,228
Holcim Ltd.[1]	100,000	8,111
Alcoa Inc.	183,100	6,522
Norsk Hydro ASA[1]	446,250	6,507
Mondi PLC[1]	1,000,000	5,867
		447,608

TELECOMMUNICATION SERVICES — 7.39%
Koninklijke KPN NV1	5,775,830	98,799
NTT DoCoMo, Inc.[1]	43,200	63,464
Vodafone Group PLC (ADR)	1,000,000	29,460
Vodafone Group PLC[1]	7,131,250	21,019
KDDI Corp.[1]	5,517	34,216
América Móvil, SAB de CV, Series L (ADR)	585,000	30,859
Qwest Communications International Inc.	7,000,000	27,510
Telecom Italia SpA[1]	6,595,500	13,215
Telecom Italia SpA, nonvoting[1]	6,921,500	11,166
Telekom Austria AG, non-registered shares[1]	1,033,200	22,372
SOFTBANK CORP.[1]	1,260,000	21,240
Telefónica, SA1	680,799	18,004
AT&T Inc.	500,000	16,845
Sprint Nextel Corp., Series 1	1,001,750	9,517
Telstra Corp. Ltd.[1]	1,770,000	7,188
		424,874

CONSUMER STAPLES — 6.19%
Unilever NV, depository receipts[1]	1,684,000	47,785
Avon Products, Inc.	945,800	34,068
Cosan Ltd., Class A2	2,600,000	32,890
Archer Daniels Midland Co.	800,000	27,000
PepsiCo, Inc.	337,000	21,430
Diageo PLC[1]	1,100,000	20,210
Coca-Cola Co.	360,000	18,713
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	15,584
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	2,594
Woolworths Ltd.[1]	608,483	14,241
SABMiller PLC[1]	600,000	13,743
IOI Corp. Bhd.[1]	5,730,000	13,097
Parmalat Spa[1]	4,790,000	12,494
C&C Group PLC[1]	2,000,000	11,061
Tesco PLC[1]	1,430,000	10,504
Groupe Danone SA1	145,000	10,153
Nestlé SA1	200,000	9,044
Beiersdorf AG1	116,500	8,575
Procter & Gamble Co.	135,000	8,209
METRO AG1	127,500	8,129
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	200,000	7,930
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	6,266
Altria Group, Inc.	125,000	2,570
		356,290

ENERGY — 5.86%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	400,000	28,332
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	250,000	14,487
TOTAL SA1	490,000	41,798
Schlumberger Ltd.	360,000	38,675
Tenaris SA (ADR)	465,000	34,642
Royal Dutch Shell PLC, Class B1	574,666	23,104
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,187
Canadian Natural Resources, Ltd.	280,700	27,800
Reliance Industries Ltd.[1]	567,000	27,680
Baker Hughes Inc.	260,000	22,708
OAO Gazprom (ADR)[1]	300,000	17,366
Imperial Oil Ltd.	257,928	14,226
StatoilHydro ASA[1]	366,435	13,704
ENI SpA[1]	300,000	11,178
SK Energy Co., Ltd.[1]	88,706	9,856
		336,743

UTILITIES — 3.75%
British Energy Group plc[1]	2,700,000	38,182
SUEZ SA1	550,000	37,376
Public Power Corp. SA1	926,700	32,245
E.ON AG1	142,800	28,774
Veolia Environnement[1]	425,900	23,743
CLP Holdings Ltd.[1]	2,430,000	20,808
RWE AG1	100,000	12,623
NTPC Ltd.[1]	3,477,647	12,309
Enel SpA[1]	1,000,000	9,493
		215,553

MISCELLANEOUS — 1.58%
Other common stocks in initial period of acquisition		90,668

Total common stocks (cost: $4,368,177,000)		4,726,183

	Principal amount
Short-term securities — 17.82%	(000)

Federal Home Loan Bank 2.06%–2.52% due 7/2–12/29/2008	$130,400	129,883
Fannie Mae 1.86%–2.36% due 8/20–9/17/2008	106,600	106,237
AstraZeneca PLC 2.25%–2.92% due 8/26–10/1/2008[4]	79,900	79,336
Freddie Mac 2.06%–2.205% due 7/3–9/12/2008	70,800	70,593
American Honda Finance Corp. 2.12% due 7/16/2008	68,500	68,429
Novartis Finance Corp. 2.06%–2.30% due 7/29–8/7/2008[4]	52,300	52,179
BASF AG 2.15% due 7/25/2008[4]	50,000	49,925
Bank of America Corp. 2.52% due 8/1/2008	36,300	36,219
Ranger Funding Co. LLC 2.77% due 9/16/2008[4]	11,700	11,630
National Australia Funding (Delaware) Inc. 2.58%–2.65% due 7/15–8/4/2008[4]	44,500	44,417
Jupiter Securitization Co., LLC 2.47% due 7/18/2008[4]	23,600	23,571
Park Avenue Receivables Co., LLC 2.50% due 8/5/2008[4]	19,600	19,551
Eksportfinans ASA 2.30%–2.50% due 7/9–7/15/2008[4]	32,100	32,074
Electricité de France 2.23%–2.27% due 7/21–8/6/2008[4]	31,000	30,937
Barton Capital LLC 2.45%–2.47% due 7/8–7/9/2008[4]	29,800	29,783
Danske Corp. 2.48%–2.73% due 7/1–8/4/2008[4]	29,000	28,979
Westpac Banking Corp. 2.43% due 7/17/2008[4]	28,600	28,566
Coca-Cola Co. 2.20% due 8/22/2008[4]	25,500	25,397
Toronto-Dominion Holdings USA Inc. 2.48% due 7/2/2008[4]	23,200	23,197
Variable Funding Capital Corp. 2.53% due 8/8/2008[4]	17,900	17,851
AT&T Inc. 2.34% due 9/9/2008[4]	17,000	16,908
CBA (Delaware) Finance Inc. 2.45% due 7/14/2008	16,700	16,684
Royal Bank of Scotland PLC 2.58% due 8/13/2008	15,000	14,951
KfW 4(2) CP 2.11%–2.28% due 7/11–8/22/2008[4]	14,100	14,066
ING (U.S.) Funding LLC 2.57% due 8/22/2008	10,900	10,857
Ciesco LLC 4(2) CP 2.53% due 7/14/2008[4]	10,600	10,590
BNP Paribas Finance Inc. 2.41% due 7/24/2008	10,000	9,984
U.S. Treasury Bills 1.38% due 9/4/2008	9,400	9,371
Medtronic Inc. 2.14% due 7/14/2008[4]	8,200	8,193
Caisse d’Amortissement de la Dette Sociale 2.20% due 8/18/2008	5,000	4,985

Total short-term securities (cost: $1,025,494,000)		1,025,343

Total investment securities (cost: $5,393,671,000)		5,751,526
Other assets less liabilities		314

Net assets		$5,751,840

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,927,615,000, which represented 50.90% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $579,432,000, which represented 10.07% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Global Small Capitalization Fund
unaudited
Summary investment portfolio, June 30, 2008

Largest individual equity securities	Percent of net assets

Jumbo	2.89%
Oilexco	2.73
Fourlis	2.10
Novell	1.47
Xinao Gas Holdings	1.47
Advanced Metallurgical Group	1.47
Central African Mining & Exploration	1.45
Kingboard Chemical Holdings	1.40
OPTI Canada	1.28
Regal Petroleum	1.03

	Shares	Market value (000)	Percent of net assets
Common stocks - 91.14%

Industrials - 14.25%
International Container Terminal Services, Inc. (1)	47,285,000	$31,077	.82%
Samsung Engineering Co., Ltd. (1)	370,550	27,675	.73
Hyunjin Materials Co., Ltd. (1)	605,000	27,352	.72
Sungkwang Bend Co., Ltd. (1)	748,934	21,332	.56
GS Engineering & Construction Corp. (1)	175,000	19,098	.50
Horizon North Logistics Inc. (2)	5,400,000	17,501	.46
Corrections Corporation of America (2)	600,000	16,482	.44
Other securities		378,908	10.02
		539,425	14.25

Consumer discretionary - 13.76%
Jumbo SA (1) (3)	3,900,085	109,336	2.89
Fourlis (1) (3)	2,708,385	79,340	2.10
Lions Gate Entertainment Corp. (2)	2,750,000	28,490	.75
Rambler Media Ltd. (1) (2) (3)	810,000	22,122	.59
Schibsted ASA (1)	741,000	21,045	.56
Central European Media Enterprises Ltd., Class A (2)	225,000	20,369	.54
Life Time Fitness, Inc. (2)	659,400	19,485	.51
Pantaloon Retail (India) Ltd. (1)	2,000,000	16,367	.43
Other securities		203,961	5.39
		520,515	13.76

Materials - 13.42%
AMG Advanced Metallurgical Group NV (1) (2)	656,000	55,655	1.47
Central African Mining & Exploration Co. PLC (1) (2)	49,705,000	54,918	1.45
KazakhGold Group Ltd. (GDR) (1) (2) (4)	1,500,000	34,493
KazakhGold Group Ltd. (GDR) (1) (2)	164,402	3,780	1.01
African Minerals Ltd. (1) (2) (3)	6,905,000	23,669
African Minerals Ltd. (1) (2) (3) (5)	2,480,000	8,501	.85
European Goldfields Ltd. (1) (2)	4,691,100	22,071	.58
Gindalbie Metals Ltd. (1) (2)	14,074,863	19,558	.52
Lynas Corp. Ltd. (1) (2)	15,117,916	18,798	.50
Other securities		266,446	7.04
		507,889	13.42

Information technology - 11.95%
Novell, Inc. (2)	9,468,800	55,771	1.47
Kingboard Chemical Holdings Ltd. (1)	11,482,000	52,922	1.40
Heartland Payment Systems, Inc.	1,000,000	23,600	.62
Mentor Graphics Corp. (2)	1,155,000	18,249	.48
Other securities		301,507	7.98
		452,049	11.95

Health care - 10.77%
NuVasive, Inc. (2)	713,200	31,851	.84
Volcano Corp. (2)	2,132,000	26,010	.69
ArthroCare Corp. (2)	632,000	25,792	.68
Beckman Coulter, Inc.	357,500	24,142	.64
Masimo Corp. (2)	694,300	23,849	.63
Gerresheimer AG, non-registered shares (1)	392,500	19,985	.53
ABIOMED, Inc. (2)	1,025,000	18,194	.48
Other securities		237,652	6.28
		407,475	10.77

Energy - 9.36%
Oilexco Inc. (GBP denominated) (1) (2) (5)	1,900,000	35,849
Oilexco Inc. (GBP denominated) (1) (2)	1,755,000	33,113
Oilexco Inc. (2) (5)	985,000	18,825
Oilexco Inc. (2)	803,900	15,364	2.73
OPTI Canada Inc. (2)	2,131,100	48,349	1.28
Regal Petroleum PLC (1) (2)	7,555,500	38,893	1.03
Heritage Oil Ltd. (1) (2)	4,563,000	31,219	.82
Concho Resources Inc. (2)	827,800	30,877	.82
Quicksilver Resources Inc. (2)	500,100	19,324	.51
Other securities		82,299	2.17
		354,112	9.36

Financials - 5.06%
Dolphin Capital Investors Ltd. (1) (2)	9,441,320	18,599	.49
Other securities		173,026	4.57
		191,625	5.06

Utilities - 3.35%
Xinao Gas Holdings Ltd. (1)	32,539,000	55,730	1.47
EDF Energies Nouvelles SA (1)	283,400	19,009	.50
Manila Electric Co. (1)	21,037,280	18,056	.48
Other securities		33,962	.90
		126,757	3.35

Consumer staples - 3.06%
Kernel Holding SA (1) (2)	1,555,000	26,819	.71
Andersons, Inc.	400,000	16,284	.43
Other securities		72,867	1.92
		115,970	3.06

Telecommunication services - 1.30%
Other securities		49,132	1.30

Miscellaneous - 4.86%
Other common stocks in initial period of acquisition		183,646	4.86

Total common stocks (cost: $3,111,659,000)		3,448,595	91.14

Rights & warrants - 0.04%

Other - 0.04%
Other securities		1,700	.04

Total rights & warrants (cost: $2,835,000)		1,700	.04

Convertible securities - 0.50%

Other - 0.50%
Other securities		18,749	.50

Total convertible securities (cost: $13,395,000)		18,749	.50

Short-term securities - 7.86%	Principal amount (000)

Federal Home Loan Bank 2.03%-2.22% due 9/22-10/29/2008	$43,800	43,502	1.15
Freddie Mac 2.035%-2.22% due 7/14-9/22/2008	39,300	39,194	1.03
American Honda Finance Corp. 2.11%-2.21% due 7/21-8/14/2008	30,600	30,533	.81
KfW 2.08% due 7/18/2008 (4)	26,000	25,967	.69
BASF AG 2.20% due 7/15/2008 (4)	23,400	23,375	.62
Ranger Funding Co. LLC 2.50% due 7/1/2008 (4)	23,000	22,999	.61
Liberty Street Funding Corp. 2.78% due 7/30/2008 (4)	20,900	20,852	.55
Westpac Banking Corp. 2.43% due 7/16/2008 (4)	17,700	17,680	.47
Electricité de France 2.25% due 7/23/2008 (4)	16,700	16,673	.44
Other securities		56,605	1.49

Total short-term securities (cost: $297,418,000)		297,380	7.86

Total investment securities (cost: $3,425,307,000)		3,766,424	99.54
Other assets less liabilities		17,490	.46

Net assets		$3,783,914	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The market value of the fund's holdings in affiliated companies is included in "Other securities"
under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)
Jumbo SA (1)	3,436,686	463,399	-	3,900,085	-	$109,336
Fourlis (1)	2,010,385	698,000	-	2,708,385	$1,270	79,340
African Minerals Ltd. (1) (2)	6,905,000	-	-	6,905,000	-	23,669
African Minerals Ltd. (1) (2) (5)	2,480,000	-	-	2,480,000	-	8,501
Rambler Media Ltd. (1) (2)	718,400	91,600	-	810,000	-	22,122
JVM Co., Ltd. (1)	316,500	95,000	-	411,500	-	15,355
Allied Gold Ltd. (1) (2)	19,548,500	-	-	19,548,500	-	11,052
Allied Gold Ltd. (GBP denominated) (1) (2)	-	3,800,000	-	3,800,000	-	2,304
Lonrho PLC (1) (2)	20,224,000	-	-	20,224,000	-	9,264
OSIM International Ltd. (1) (2)	28,920,000	-	-	28,920,000	-	6,169
Southern Pacific Resource Corp. (2)	5,950,000	-	-	5,950,000	-	4,091
CallWave, Inc. (2)	1,348,700	-	-	1,348,700	-	3,507
Ondine Biopharma Corp. (2) (5)	2,620,000	-	-	2,620,000	-	2,213
Ondine Biopharma Corp. (GBP denominated) (1) (2) (5)	490,000	-	-	490,000	-	410
Ondine Biopharma Corp. (2)	400,000	-	-	400,000	-	338
Akeena Solar, Inc. (6)	-	1,625,000	1,625,000	-	-	-
Gemfields Resources PLC (1) (2) (5) (6)	4,816,000	3,333,333	-	8,149,333	-	-
Gemfields Resources PLC (1) (2) (6)	2,000,000	-	-	2,000,000	-	-
					$1,270	$297,671

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,174,784,000, which represented 57.47% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $201,667,000, which represented 5.33% of the net assets of the fund.

(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$35,849	.95%
Oilexco Inc.	12/22/2005-3/7/2007	2,762	18,825	.50
African Minerals Ltd.	12/12/2006	5,606	8,501	.22
Gemfields Resources PLC	11/7/2005-6/6/2008	6,715	5,683	.15
Ondine Biopharma Corp.	6/23/2004-10/25/2006	4,110	2,213	.06
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	410	.01
Other restricted securities		54,325	53,096	1.40

Total restricted securities		$80,479	$124,577	3.29%

(6) Unaffiliated issuer at 6/30/2008.

Key to abbreviations
GBP = British Pounds
GDR = Global Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Investment portfolio

June 30, 2008
 unaudited
Common stocks — 91.14%	Shares	Market value (000)

INDUSTRIALS — 14.25%
International Container Terminal Services, Inc.[1]	47,285,000	$31,077
Samsung Engineering Co., Ltd.[1]	370,550	27,675
Hyunjin Materials Co., Ltd.[1]	605,000	27,352
Sungkwang Bend Co., Ltd.[1]	748,934	21,332
GS Engineering & Construction Corp.[1]	175,000	19,098
Horizon North Logistics Inc.[2]	5,400,000	17,501
Corrections Corporation of America[2]	600,000	16,482
TaeWoong Co., Ltd.[1]	165,000	15,886
ALL — América Latina Logística, units	1,228,000	15,883
Koninklijke BAM Groep NV1	877,000	15,498
JVM Co., Ltd.[1,3]	411,500	15,355
Pyeong San Co., Ltd.[1]	318,000	15,010
TK Corp.[1,2]	315,000	13,514
Herman Miller, Inc.	542,500	13,503
Michaniki SA1	2,273,558	13,391
Hopewell Holdings Ltd.[1]	3,200,000	11,350
Kumho Industrial Co., Ltd.[1]	437,674	10,125
MISUMI Group Inc.[1]	537,000	10,019
J&P-AVAX SA1	1,406,000	9,545
NCI Building Systems, Inc.[2]	258,000	9,476
Danieli & C. Officine Meccaniche SpA[1]	400,000	9,400
Crane Group Ltd.[1]	755,000	9,303
Lonrho PLC[1,2,3]	20,224,000	9,264
Downer EDI Ltd.[1]	1,397,323	9,194
Container Corp. of India Ltd.[1]	481,526	8,702
Sintex Industries Ltd.[1,2]	1,166,166	8,417
Frigoglass SAIC[1]	322,000	7,846
Dalian Port (PDA) Co. Ltd., Class H1	13,700,000	7,688
Aboitiz Equity Ventures, Inc.[1]	48,700,000	7,492
BayWa AG1	101,450	6,654
IJM Corp. Bhd.[1]	3,814,800	6,425
Georg Fischer Ltd[1,2]	15,550	6,360
Jain Irrigation Systems Ltd.[1]	525,000	5,968
ELLINIKI TECHNODOMIKI TEB SA1	460,000	5,845
Goodpack Ltd.[1]	4,940,000	5,537
MSC Industrial Direct Co., Inc., Class A	125,000	5,514
SIA Engineering Co. Ltd.[1]	1,929,000	5,292
Intertek Group PLC[1]	235,000	4,618
Mine Safety Appliances Co.	110,000	4,399
TrueBlue, Inc.[2]	323,102	4,268
Aalberts Industries NV1	214,883	4,056
Daekyung Machinery & Engineering Co., Ltd.[1,2]	800,000	3,836
BELIMO Holding AG1	3,450	3,575
I. Kloukinas — I. Lappas SA1	403,000	3,392
Houston Wire & Cable Co.	165,400	3,291
S1 Corp.[1]	50,000	2,999
Aker American Shipping ASA[1,2]	188,000	2,958
Kaba Holding AG1	9,500	2,892
Nabtesco Corp.[1]	188,000	2,887
Emeco Holdings Ltd.[1]	2,810,000	2,846
GfK AG1	62,500	2,803
SIG PLC[1]	255,000	2,727
Rollins, Inc.	180,000	2,668
Trakya Cam Sanayii AS1,2	2,366,730	2,561
Wabash National Corp.	325,000	2,457
Permasteelisa SpA[1]	120,000	2,450
Geberit AG1	16,500	2,424
Northgate PLC[1]	334,246	2,347
Uponor Oyj[1]	155,000	2,273
PRONEXUS INC.[1]	318,000	2,173
De La Rue PLC[1]	108,600	1,928
Watsco, Inc.	45,000	1,881
Latécoère SA1	150,801	1,743
G-Shank Enterprise Co., Ltd.[1]	1,748,880	1,684
Kimball International, Inc., Class B	175,000	1,449
NEPES Corp.[1,2]	242,345	1,267
Aker Philadelphia Shipyard ASA[1,2,4]	110,800	1,242
Beacon Roofing Supply, Inc.[2]	115,000	1,220
Hopewell Highway Infrastructure Ltd.[1]	1,454,000	1,103
United Stationers Inc.[2]	28,000	1,035
		539,425

CONSUMER DISCRETIONARY — 13.76%
Jumbo SA1,3	3,900,085	109,336
Fourlis[1,3]	2,708,385	79,340
Lions Gate Entertainment Corp.[2]	2,750,000	28,490
Rambler Media Ltd.[1,2,3]	810,000	22,122
Schibsted ASA[1]	741,000	21,045
Central European Media Enterprises Ltd., Class A2	225,000	20,369
Life Time Fitness, Inc.[2]	659,400	19,485
Pantaloon Retail (India) Ltd.[1]	2,000,000	16,367
Blue Nile, Inc.[2]	353,600	15,035
Live Nation, Inc.[2]	1,200,000	12,696
Integrated Distribution Services Group Ltd.[1]	6,188,000	12,159
GEOX SpA[1]	1,145,750	11,586
Cyrela Brazil Realty SA, ordinary nominative	820,000	11,382
Saks Inc.[2]	1,000,000	10,980
CTC Media, Inc.[2]	425,000	10,481
CarMax, Inc.[2]	620,000	8,798
Cheil Communications Inc.[1]	37,100	8,783
Gafisa SA, ordinary nominative	500,000	8,671
Rightmove PLC[1]	1,582,552	8,440
Café de Coral Holdings Ltd.[1]	3,800,000	6,823
CKE Restaurants, Inc.	500,000	6,235
OSIM International Ltd.[1,2,3]	28,920,000	6,169
Tractor Supply Co.[2]	178,700	5,189
Marvel Entertainment, Inc.[2]	150,000	4,821
Ekornes ASA[1]	293,100	4,324
Pinnacle Entertainment, Inc.[2]	400,000	4,196
Titan Industries Ltd.[1]	169,900	3,929
Billabong International Ltd.[1]	380,000	3,927
CKX, Inc.[2]	424,657	3,716
Denny’s Corp.[2]	1,200,000	3,408
lululemon athletica inc.[2]	110,000	3,197
Ten Alps PLC[1,2]	2,600,000	2,863
Bob Evans Farms, Inc.	100,000	2,860
Phorm, Inc.[1,2]	125,000	2,743
Largan Precision Co., Ltd.[1]	214,200	2,735
Timberland Co., Class A2	150,000	2,452
Next Media Ltd.[1]	6,324,000	2,423
Riken Corp.[1]	525,000	2,353
Amtek Auto Ltd.[1]	360,000	1,999
Hürriyet Gazetecilik ve Matbaacilik AS1,2	1,650,713	1,949
Bloomsbury Publishing PLC[1]	625,000	1,677
Kuoni Reisen Holding AG, Class B1	3,437	1,651
Entertainment Rights PLC[1,2]	8,500,000	1,269
Golden Land Property Development PCL, nonvoting depositary receipt[1]	5,265,943	999
Gaming VC Holdings SA1	200,000	869
Genius Products, Inc.[2]	701,700	119
Mobile Travel Guide, Inc.[1,2,4]	219,739	55
		520,515

MATERIALS — 13.42%
AMG Advanced Metallurgical Group NV1,2	656,000	55,655
Central African Mining & Exploration Co. PLC[1,2]	49,705,000	54,918
KazakhGold Group Ltd. (GDR)[1,2,5]	1,500,000	34,493
KazakhGold Group Ltd. (GDR)[1,2]	164,402	3,780
African Minerals Ltd.[1,2,3]	6,905,000	23,669
African Minerals Ltd.[1,2,3,4]	2,480,000	8,501
European Goldfields Ltd.[1,2]	4,691,100	22,071
Gindalbie Metals Ltd.[1,2]	14,074,863	19,558
Lynas Corp. Ltd.[1,2]	15,117,916	18,798
Tata Chemicals Ltd.[1]	2,303,156	15,428
Caledon Resources PLC[1,2,4]	5,100,713	12,658
Caledon Resources PLC[1,2]	985,000	2,444
Major Drilling Group International Inc.[2]	275,000	13,504
Allied Gold Ltd.[1,2,3]	19,548,500	11,052
Allied Gold Ltd. (GBP denominated)[1,2,3]	3,800,000	2,304
Cleveland-Cliffs Inc	111,400	13,278
Kenmare Resources PLC[1,2]	15,842,759	13,212
Intrepid Potash, Inc.[2]	197,200	12,972
Northern Iron Ltd.[1,2]	2,869,296	11,259
Polo Resources Ltd.[1,2]	45,667,500	10,679
Macarthur Coal Ltd.[1]	650,000	10,421
Coal of Africa Ltd.[1,2]	2,500,000	9,967
Rusoro Mining Ltd.[2,4]	6,011,765	7,675
Rusoro Mining Ltd.[2]	1,666,667	2,128
Jaguar Mining Inc.[2,4]	952,500	9,214
Nihon Parkerizing Co., Ltd.[1]	565,000	9,194
Mwana Africa PLC[1,2]	11,325,000	9,078
FUCHS PETROLUB AG1	91,000	8,986
J.K. Cement Ltd.[1]	2,594,716	7,873
Gemfields Resources PLC[1,2,4,6]	8,149,333	5,683
Gemfields Resources PLC[1,2]	2,000,000	1,395
Oxus Gold PLC[1,2]	18,084,300	6,583
European Minerals Corp.[2]	5,882,318	5,662
Gem Diamonds Ltd.[1,2]	265,000	5,597
Mineral Deposits Ltd.[1,2]	4,731,343	3,724
Mineral Deposits Ltd. (CAD denominated)[1,2]	2,100,000	1,653
Anadolu Cam Sanayii AS1,2	2,972,448	5,262
Banro Corp.[2]	698,000	4,908
Kemira Oyj[1]	382,337	4,805
Samling Global Ltd.[1]	28,860,000	4,502
Katanga Mining Ltd.[2]	322,351	4,125
Gladstone Pacific Nickel Ltd.[1,2]	1,394,000	2,222
Madalena Ventures Inc.[2]	4,265,000	2,178
Midwest Corp. Ltd.[1,2]	334,588	2,063
SSCP Co., Ltd.[1,2]	127,566	1,965
Mangalam Cement Ltd.[1]	790,000	1,921
Uruguay Mineral Exploration Inc.	700,000	1,650
Marshalls PLC[1]	475,000	1,447
Zoloto Resources Ltd.[2]	2,395,200	1,411
Chaarat Gold Holdings Ltd.[1,2,4]	1,710,000	1,295
Hard Creek Nickel Corp.[2,4]	1,997,100	1,000
Energem Resources Inc.[2]	4,065,000	978
Murchison Metals Ltd.[1,2]	227,027	644
PT Sumalindo Lestari Jaya, Tbk[1,2]	2,967,000	447
		507,889

INFORMATION TECHNOLOGY — 11.95%
Novell, Inc.[2]	9,468,800	55,771
Kingboard Chemical Holdings Ltd.[1]	11,482,000	52,922
Heartland Payment Systems, Inc.	1,000,000	23,600
Mentor Graphics Corp.[2]	1,155,000	18,249
austriamicrosystems AG, non-registered shares[1]	384,868	15,741
Delta Electronics (Thailand) PCL[1]	23,250,000	14,298
Infotech Enterprises Ltd.[1]	2,585,988	14,103
SkillSoft PLC (ADR)[2]	1,550,000	14,012
Semtech Corp.[2]	980,000	13,789
AAC Acoustic Technologies Holdings Inc.[1,2]	16,073,000	13,427
TIBCO Software Inc.[2]	1,665,000	12,737
DTS, Inc.[2]	364,095	11,404
Concur Technologies, Inc.[2]	340,000	11,298
Varian Semiconductor Equipment Associates, Inc.[2]	290,000	10,098
TradeDoubler AB1	571,000	9,682
ACI Worldwide, Inc.[2]	535,000	9,411
Halma PLC[1]	2,182,500	9,243
Kingboard Laminates Holdings Ltd.[1]	15,393,509	9,058
Advantech Co., Ltd.[1]	3,535,784	9,046
LoopNet, Inc.[2]	800,500	9,046
Applied Micro Circuits Corp.[2]	990,000	8,475
Verifone Holdings, Inc.[2]	659,300	7,879
Hana Microelectronics PCL[1]	11,370,000	6,240
Global Unichip Corp.[1]	850,000	6,208
Moneysupermarket.com Group PLC[1]	3,015,000	5,835
HSW International, Inc.[1,2,4]	2,576,476	5,334
Tessera Technologies, Inc.[2]	300,000	4,911
Rubicon Technology, Inc.[2]	231,000	4,694
Redington (India) Ltd.[1]	587,671	4,202
Simmtech Co., Ltd.[1]	715,000	4,182
Red Hat, Inc.[2]	200,000	4,138
Veeco Instruments Inc.[2]	250,000	4,020
HireRight, Inc.[2]	233,496	3,993
SupportSoft, Inc.[2]	1,225,000	3,981
Stratasys, Inc.[2]	200,000	3,692
Tripod Technology Corp.[1]	1,459,200	3,644
Solera Holdings, Inc.[2]	130,000	3,596
CallWave, Inc.[2,3]	1,348,700	3,507
Cogent, Inc.[2]	300,000	3,411
Renishaw PLC[1]	199,300	2,928
Wincor Nixdorf AG1	40,000	2,779
DFI, Inc.[1]	987,560	2,232
Delta Networks, Inc.[1]	7,000,000	2,156
Monotype Imaging Holdings Inc.[2]	173,900	2,118
Cyntec Co., Ltd.[1]	1,415,069	2,057
Venture Corp. Ltd.[1]	258,000	1,865
Virtusa Corp.[2]	180,000	1,823
Japan Aviation Electronics Industry, Ltd.[1]	205,000	1,793
Ono Sokki Co., Ltd.[1]	287,000	1,551
i2 Technologies, Inc.[2]	95,294	1,184
SEEK Ltd.[1]	63,039	302
3PAR Inc.[2]	24,300	190
KEC Holdings Co. Ltd.[1]	74,999	111
Avid Technology, Inc.[2]	4,922	83
		452,049

HEALTH CARE — 10.77%
NuVasive, Inc.[2]	713,200	31,851
Volcano Corp.[2]	2,132,000	26,010
ArthroCare Corp.[2]	632,000	25,792
Beckman Coulter, Inc.	357,500	24,142
Masimo Corp.[2]	694,300	23,849
Gerresheimer AG, non-registered shares[1]	392,500	19,985
ABIOMED, Inc.[2]	1,025,000	18,194
Applera Corp., Celera group[2]	1,408,800	16,004
Allscripts Healthcare Solutions, Inc.[2]	1,230,000	15,264
Laboratorios Almirall, SA1	660,000	14,297
Nakanishi Inc.[1]	126,600	13,653
Integra LifeSciences Holdings Corp.[2]	300,000	13,344
EGIS NYRT[1]	126,600	12,816
Top Glove Corp. Bhd.[1]	9,208,940	11,964
Apollo Hospitals Enterprise Ltd.[1]	1,000,000	11,390
Sirona Dental Systems, Inc.[2]	390,000	10,109
Cochlear Ltd.[1]	228,389	9,566
ResMed Inc[2]	250,000	8,935
Greatbatch, Inc.[2]	405,200	7,010
Vital Signs, Inc.	122,599	6,961
Inverness Medical Innovations, Inc.[2]	203,000	6,734
CardioNet, Inc.[2]	236,000	6,285
American Medical Systems Holdings, Inc.[2]	415,000	6,204
Eclipsys Corp.[2]	325,000	5,967
AtriCure, Inc.[2]	519,300	5,603
DiaSorin SpA[1,2]	262,800	5,575
VNUS Medical Technologies, Inc.[2]	250,962	5,022
Array BioPharma Inc.[2]	915,000	4,300
Haemonetics Corp.[2]	73,800	4,093
Laboratorios Farmacéuticos ROVI, SA1,2	255,000	3,785
Simcere Pharmaceutical Group (ADR)[2]	300,000	3,780
Phase Forward Inc.[2]	200,000	3,594
Arpida Ltd.[1,2]	369,967	3,144
Ondine Biopharma Corp.[2,3,4]	2,620,000	2,213
Ondine Biopharma Corp. (GBP denominated)[1,2,3,4]	490,000	410
Ondine Biopharma Corp.[2,3]	400,000	338
Invacare Corp.	140,000	2,862
AS ONE Corp.[1]	126,500	2,774
Mentor Corp.	86,800	2,415
Exelixis, Inc.[2]	385,000	1,925
Introgen Therapeutics, Inc.[2]	1,110,780	1,722
QRxPharma Ltd.[1,2]	3,000,000	1,699
A&D Pharma Holdings NV (GDR)[1,2]	242,000	1,449
WuXi PharmaTech (Cayman) Inc. (ADR)[2]	69,500	1,411
Ipca Laboratories Ltd.[1]	95,000	1,240
Arcadia Resources, Inc.[2,4]	1,250,000	700
Sosei Co. Ltd.[1,2]	1,300	467
ICU Medical, Inc.[2]	14,000	320
athenahealth, Inc.[2]	10,000	308
		407,475

ENERGY — 9.36%
Oilexco Inc. (GBP denominated)[1,2,4]	1,900,000	35,849
Oilexco Inc. (GBP denominated)[1,2]	1,755,000	33,113
Oilexco Inc.[2,4]	985,000	18,825
Oilexco Inc.[2]	803,900	15,364
OPTI Canada Inc.[2]	2,131,000	48,349
Regal Petroleum PLC[1,2]	7,555,500	38,893
Heritage Oil Ltd.[1,2]	4,563,000	31,219
Concho Resources Inc.[2]	827,800	30,877
Quicksilver Resources Inc.[2]	500,100	19,324
Oceaneering International, Inc.[2]	200,000	15,410
Core Laboratories NV2	80,000	11,388
First Calgary Petroleums Ltd.[2]	3,655,000	8,148
First Calgary Petroleums Ltd. (GBP denominated)[1,2]	760,000	1,736
Bankers Petroleum Ltd.[2,4]	3,000,000	5,333
Bankers Petroleum Ltd.[2]	2,086,000	3,708
Serica Energy PLC[1,2]	4,667,000	8,536
KNM Group Bhd.[1]	3,000,000	5,867
Mart Resources, Inc.[2,4]	7,875,625	4,564
Southern Pacific Resource Corp.[2,3]	5,950,000	4,091
GS Holdings Corp.[1]	92,000	3,510
Timan Oil & Gas PLC[1,2]	5,335,000	3,093
White Nile Ltd.[1,2]	4,780,000	2,668
Coalcorp Mining Inc.[2]	1,285,715	2,248
Sound Oil PLC[1,2]	30,000,000	1,795
Bordeaux Energy Inc.[2,4]	3,780,000	204
		354,112

FINANCIALS — 5.06%
Dolphin Capital Investors Ltd.[1,2]	9,441,320	18,599
Banco Daycoval SA, preferred nominative	2,085,700	15,365
Asya Katilim Bankasi AS, Class B1,2	5,774,040	10,888
Daegu Bank, Ltd.[1]	790,000	10,504
Redwood Trust, Inc.	450,000	10,256
Dah Sing Financial Holdings Ltd.[1]	1,200,000	9,690
Central Pattana PCL[1]	11,818,000	8,254
Pusan Bank[1]	575,000	7,680
Banco Pine SA, preferred nominative	1,200,000	7,599
Azimut Holding SpA[1]	760,000	6,651
Paraná Banco SA, preferred nominative	1,106,280	6,235
Hargreaves Lansdown PLC[1]	2,108,000	6,177
Banco Cruzeiro do Sol SA, preferred nominative	1,377,100	6,130
Union Bank of the Philippines[1]	7,758,200	5,620
Jeonbuk Bank[1]	656,435	4,448
Interhyp AG1	42,000	4,200
Orco Property Group SA1	70,945	4,140
Regent Pacific Group Ltd.[1,2]	48,650,000	4,050
TISCO Bank PCL[1]	5,990,000	3,597
Airesis SA1,2	2,445,000	3,474
S P Setia Bhd.[1]	3,775,500	3,403
Union Bank of India[1]	1,250,000	3,184
Gruppo MutuiOnline SpA[1]	475,000	3,180
Hung Poo Real Estate Development Corp.[1]	2,319,890	3,097
eHealth, Inc.[2]	165,000	2,914
Sumitomo Real Estate Sales Co., Ltd.[1]	70,000	2,713
Public Service Properties Investments Ltd.[1]	1,222,000	2,425
United Bankshares, Inc.	105,000	2,410
RAB Capital PLC[1]	2,400,000	2,289
Robinsons Land Corp., Class B1	13,811,700	2,279
TICON Industrial Connection PCL[1]	4,585,000	2,195
Chimera Investment Corp.	240,600	2,168
Banco ABC Brasil SA, preferred nominative	364,300	2,135
Banco Macro SA, Class B (ADR)	127,900	2,126
Pirelli & C. Real Estate S.p.A.[1]	57,500	1,118
Banco Patagonia SA, Class B (BDR)	29,000	349
Downey Financial Corp.	30,000	83
		191,625

UTILITIES — 3.35%
Xinao Gas Holdings Ltd.[1]	32,539,000	55,730
EDF Energies Nouvelles SA1	283,400	19,009
Manila Electric Co.[1]	21,037,280	18,056
PNOC Energy Development Corp.[1]	77,650,000	8,999
Cascal NV2	693,900	8,535
Glow Energy PCL[1]	8,385,000	7,422
First Philippine Holdings Corp.[1]	8,150,000	4,041
Ratchaburi Electricity Generating Holding PCL[1]	2,850,000	3,575
Electricity Generating PCL[1]	550,000	1,390
		126,757

CONSUMER STAPLES — 3.06%
Kernel Holding SA1,2	1,555,000	26,819
Andersons, Inc.	400,000	16,284
PT Indofood Sukses Makmur Tbk[1]	45,800,000	11,973
Hite Brewery Co., Ltd.[1]	100,000	10,946
Hain Celestial Group, Inc.[2]	450,000	10,566
Bare Escentuals, Inc.[2]	495,000	9,271
CP ALL PCL[1]	23,580,000	7,567
China Mengniu Dairy Co.[1]	2,108,000	5,937
China Huiyuan Juice Group Ltd.[1]	9,466,500	5,926
Universal Robina Corp.[1]	15,765,000	3,690
Chattem, Inc.[2]	45,000	2,927
Crown Confectionery Co., Ltd.[1]	37,988	2,699
Drogasil SA, ordinary nominative	146,100	1,365
		115,970

TELECOMMUNICATION SERVICES — 1.30%
LG Telecom Ltd.[1]	1,750,000	13,271
Time Warner Telecom Inc., Class A2	750,000	12,023
True Corp. PCL[1,2]	93,770,600	11,355
Telemig Celular Participações SA, preferred nominative	163,735	4,837
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	4,760
StarHub Ltd[1]	1,372,250	2,886
		49,132

MISCELLANEOUS — 4.86%
Other common stocks in initial period of acquisition		183,646

Total common stocks (cost: $3,111,659,000)		3,448,595

Rights & warrants — 0.04%

MATERIALS — 0.04%
Rusoro Mining Ltd., warrants, expire 2012[2,4]	4,500,000	1,458
Rusoro Mining Ltd., warrants, expire 2011[1,2]	833,334	23
Rusoro Mining Ltd., warrants, expire 2012[1,2,4]	755,882	5
Hard Creek Nickel Corp., warrants, expire 2008[1,2,4]	998,550	81
		1,567

INDUSTRIALS — 0.00%
Goodpack Ltd., warrants, expire 2009[2]	617,500	114

ENERGY — 0.00%
Bordeaux Energy Inc., warrants, expire 2008[2,4]	3,780,000	19

Total rights & warrants (cost: $2,835,000)		1,700

	Shares or	Market value
Convertible securities — 0.50%	principal amount	(000)

MATERIALS — 0.27%
Caledon Resources PLC 8.50% convertible loan notes 2010[1]	£2,000,000	$10,160

ENERGY — 0.23%
First Calgary Petroleums Ltd. 9.00% convertible debenture 2012[1]	7,000,000	6,330
High Arctic Energy Services Inc. 12.00% convertible debentures 2012[1,4]	$ C2,300,000	2,259
		8,589

Total convertible securities (cost: $13,395,000)		18,749

	Principal amount
Short-term securities — 7.86%	(000)

Federal Home Loan Bank 2.03%–2.22% due 9/22–10/29/2008	$43,800	43,502
Freddie Mac 2.035%–2.22% due 7/14–9/22/2008	39,300	39,194
American Honda Finance Corp. 2.11%–2.21% due 7/21–8/14/2008	30,600	30,533
KfW 2.08% due 7/18/2008[5]	26,000	25,967
BASF AG 2.20% due 7/15/2008[5]	23,400	23,375
Ranger Funding Co. LLC 2.50% due 7/1/2008[5]	23,000	22,999
Liberty Street Funding Corp. 2.78% due 7/30/2008[5]	20,900	20,852
Westpac Banking Corp. 2.43% due 7/16/2008[5]	17,700	17,680
Electricité de France 2.25% due 7/23/2008[5]	16,700	16,673
Svenska Handelsbanken Inc. 2.47% due 7/11/2008	13,100	13,090
Barton Capital LLC 2.65% due 7/22/2008[5]	9,500	9,485
Eksportfinans ASA 2.33% due 7/9/2008[5]	9,000	8,994
Unilever Capital Corp. 2.28% due 9/12/2008[5]	8,700	8,659
Old Line Funding, LLC 2.55% due 7/21/2008[5]	6,700	6,690
Jupiter Securitization Co., LLC 2.50% due 7/1/2008[5]	5,800	5,800
Fannie Mae 2.25% due 8/29/2008	3,900	3,887

Total short-term securities (cost: $297,418,000)		297,380

Total investment securities (cost: $3,425,307,000)		3,766,424
Other assets less liabilities		17,490

Net assets		$3,783,914

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,174,784,000, which represented 57.47% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$35,849	.95%
Oilexco Inc.	12/22/2005–3/7/2007	2,762	18,825	.50
Caledon Resources PLC	11/20/2006	3,868	12,658	.34
Jaguar Mining Inc.	3/22/2006	4,293	9,214	.24
Rusoro Mining Ltd.	2/23/2007–10/29/2007	14,709	7,675	.20
Rusoro Mining Ltd., warrants, expire 2012	10/29/2007	1,477	1,458	.04
Rusoro Mining Ltd., warrants, expire 2012	2/23/2007	256	5	.00
African Minerals Ltd.	12/12/2006	5,606	8,501	.22
Gemfields Resources PLC	11/7/2005–6/6/2008	6,715	5,683	.15
HSW International, Inc.	10/2/2007–12/17/2007	9,076	5,334	.14
Bankers Petroleum Ltd.	3/8/2005	2,806	5,333	.14
Mart Resources, Inc.	1/16/2007–9/7/2007	3,509	4,564	.12
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	2,213	.06
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	410	.01
High Arctic Energy Services Inc. 12.00%
convertible debentures 2012	11/19/2007	2,370	2,259	.06
Chaarat Gold Holdings Ltd.	10/30/2007	2,121	1,295	.03
Aker Philadelphia Shipyard ASA	12/5/2007	1,161	1,242	.03
Hard Creek Nickel Corp.	5/22/2007	3,436	1,000	.03
Hard Creek Nickel Corp., warrants, expire 2008	5/22/2007	609	81	.00
Arcadia Resources, Inc.	12/29/2006	2,500	700	.02
Bordeaux Energy Inc.	2/6/2007	1,586	204	.01
Bordeaux Energy Inc., warrants, expire 2008	2/6/2007	493	19	.00
Mobile Travel Guide, Inc.	12/17/2007	55	55	.00

Total restricted securities		$80,479	$124,577	3.29%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $201,667,000, which represented 5.33% of the net assets of the fund.

[6]	Unaffiliated issuer at 6/30/2008.

Key to abbreviations

ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
GDR = Global Depositary Receipts

Growth Fund
unaudited
Summary investment portfolio, June 30, 2008

Largest individual equity securities	Percent of net assets

Google	2.93%
Cisco Systems	2.52
Suncor	2.07
Schlumberger	2.06
Microsoft	1.71
Philip Morris International	1.67
Newmont Mining	1.66
Berkshire Hathaway	1.66
Barrick Gold	1.64
Canadian Natural Resources	1.57

	Shares	Market value (000)	Percent of net assets
Common stocks - 94.16%

Energy - 19.29%
Suncor Energy Inc.	10,368,848	$602,864	2.07%
Schlumberger Ltd.	5,606,900	602,349	2.06
Canadian Natural Resources, Ltd.	4,625,700	458,118	1.57
Tenaris SA (ADR)	5,245,000	390,752	1.34
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	4,260,000	301,736	1.03
Devon Energy Corp.	2,478,700	297,841	1.02
EOG Resources, Inc.	2,143,728	281,257	.96
Murphy Oil Corp.	2,698,800	264,617	.91
Peabody Energy Corp.	2,653,000	233,597	.80
Transocean Inc. (1)	1,460,261	222,529	.76
Noble Energy, Inc.	1,900,000	191,064	.65
Baker Hughes Inc.	2,038,500	178,042	.61
Core Laboratories NV (1) (2)	1,197,700	170,493	.58
Petro-Canada	3,005,300	168,565	.58
Other securities		1,270,195	4.35
		5,634,019	19.29

Information technology - 18.71%
Google Inc., Class A (1)	1,626,000	855,959	2.93
Cisco Systems, Inc. (1)	31,596,900	734,944	2.52
Microsoft Corp.	18,175,000	499,994	1.71
Nokia Corp. (ADR)	11,830,000	289,835
Nokia Corp. (3)	6,184,000	151,575	1.51
Oracle Corp. (1)	14,927,800	313,484	1.07
Yahoo! Inc. (1)	14,365,000	296,781	1.02
Fidelity National Information Services, Inc.	7,190,000	265,383	.91
Samsung Electronics Co., Ltd. (3)	410,000	245,228	.84
Red Hat, Inc. (1) (2)	11,511,000	238,163	.82
International Business Machines Corp.	1,600,000	189,648	.65
Other securities		1,382,968	4.73
		5,463,962	18.71

Consumer discretionary - 11.93%
Lowe's Companies, Inc.	17,326,000	359,515	1.23
Johnson Controls, Inc.	10,949,100	314,020	1.08
Best Buy Co., Inc.	7,920,000	313,632	1.08
Target Corp.	6,490,000	301,720	1.03
Kohl's Corp. (1)	6,645,000	266,066	.91
Garmin Ltd.	4,770,000	204,347	.70
Other securities		1,723,234	5.90
		3,482,534	11.93

Materials - 9.91%
Newmont Mining Corp.	9,305,000	485,349	1.66
Barrick Gold Corp.	10,500,000	477,750	1.64
Potash Corp. of Saskatchewan Inc.	1,900,000	434,283	1.49
K+S AG (3)	725,000	416,203	1.42
Freeport-McMoRan Copper & Gold Inc.	2,604,500	305,221	1.05
Rio Tinto PLC (3)	1,464,233	179,586	.61
Other securities		595,382	2.04
		2,893,774	9.91

Health care - 7.93%
Roche Holding AG (3)	2,465,000	443,733	1.52
Gilead Sciences, Inc. (1)	6,600,000	349,470	1.20
Charles River Laboratories International, Inc. (1)	3,135,000	200,389	.69
Stryker Corp.	2,708,437	170,307	.58
Other securities		1,150,457	3.94
		2,314,356	7.93

Financials - 6.72%
Berkshire Hathaway Inc., Class A (1)	4,011	484,329	1.66
White Mountains Insurance Group, Ltd.	389,800	167,224	.57
Other securities		1,311,839	4.49
		1,963,392	6.72

Industrials - 6.53%
Boeing Co.	3,465,000	227,720	.78
General Electric Co.	7,370,000	196,705	.67
KBR, Inc.	5,397,130	188,414	.65
Other securities		1,294,207	4.43
		1,907,046	6.53

Consumer staples - 5.83%
Philip Morris International Inc.	9,895,000	488,714	1.67
Bunge Ltd.	2,143,600	230,844	.79
Coca-Cola Co.	4,225,000	219,616	.75
Other securities		763,688	2.62
		1,702,862	5.83

Telecommunication services - 1.38%
Sprint Nextel Corp., Series 1	19,500,000	185,250	.63
Other securities		217,875	.75
		403,125	1.38

Utilities - 1.14%
Other securities		333,080	1.14

Miscellaneous - 4.79%
Other common stocks in initial period of acquisition		1,400,029	4.79

Total common stocks (cost: $24,001,159,000)		27,498,179	94.16

Convertible securities - 0.12%

Other - 0.12%
Other securities		35,436	.12

Total convertible securities (cost: $39,100,000)		35,436	.12

Bonds, notes & other debt instruments - 0.11%

Other - 0.11%
Other securities		32,916	.11

Total bonds, notes & other debt instruments (cost: $33,012,000)		32,916	.11

	Principal amount (000)
Short-term securities - 5.77%

Federal Home Loan Bank 1.72%-2.12% due 7/18-11/6/2008	$283,300	282,144	.96
Freddie Mac 2.08%-2.30% due 7/2-11/3/2008	210,396	209,485	.72
Fannie Mae 2.06%-2.37% due 7/16-10/3/2008	190,000	189,507	.65
Coca-Cola Co. 1.98%-2.10% due 7/15-8/5/2008 (4)	87,100	86,960	.30
Other securities		916,496	3.14

Total short-term securities (cost: $1,685,216,000)		1,684,592	5.77

Total investment securities (cost: $25,758,487,000)		29,251,123	100.16
Other assets less liabilities		(48,675)	(.16)

Net assets		$29,202,448	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $217,427,000, which represented .74% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 6/30/08 (000)
Red Hat, Inc. (1)	11,511,000	-	-	11,511,000	-	$238,163
Core Laboratories NV (1)	1,197,700	-	-	1,197,700	-	170,493
Chipotle Mexican Grill, Inc., Class B (1)	1,195,200	-	-	1,195,200	-	90,070
Chipotle Mexican Grill, Inc., Class A (1)	920,000	-	-	920,000	-	76,010
Graco Inc.	3,000,000	661,531	-	3,661,531	$1,150	139,394
Bare Escentuals, Inc. (1)	5,850,000	70,000	-	5,920,000	-	110,882
Digital River, Inc. (1)	2,430,000	195,000	-	2,625,000	-	101,272
Rosetta Resources Inc. (1) (4)	2,980,000	-	-	2,980,000	-	84,930
Minerals Technologies Inc.	1,000,000	25,000	-	1,025,000	103	65,180
KGen Power Corp. (1) (3) (4)	3,166,128	-	-	3,166,128	-	60,948
Heartland Payment Systems, Inc.	1,400,000	1,026,600	-	2,426,600	321	57,268
Blue Nile, Inc. (1)	824,000	219,000	-	1,043,000	-	44,348
DataPath, Inc. (1) (3) (4)	2,819,968	-	-	2,819,968	-	5,640
Georgia Gulf Corp. (5)	2,224,000	-	1,114,000	1,110,000	267	-
					$1,841	$1,244,598

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,780,670,000, which represented 9.52% of the net assets of the fund.

(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities , including those in "Other securities,"  was $753,353,000, which represented 2.58% of the net assets of the fund.

(5) Unaffiliated issuer at 6/30/2008.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Growth Fund
Investment portfolio

June 30, 2008
unaudited

Common stocks — 94.16%	Shares	Market value (000)

ENERGY — 19.29%
Suncor Energy Inc.	10,368,848	$602,864
Schlumberger Ltd.	5,606,900	602,349
Canadian Natural Resources, Ltd.	4,625,700	458,118
Tenaris SA (ADR)	5,245,000	390,752
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	301,736
Devon Energy Corp.	2,478,700	297,841
EOG Resources, Inc.	2,143,728	281,257
Murphy Oil Corp.	2,698,800	264,617
Peabody Energy Corp.	2,653,000	233,597
Transocean Inc.[1]	1,460,261	222,529
Noble Energy, Inc.	1,900,000	191,064
Baker Hughes Inc.	2,038,500	178,042
Core Laboratories NV1,2	1,197,700	170,493
Petro-Canada	3,005,300	168,565
Diamond Offshore Drilling, Inc.	1,170,000	162,794
Arch Coal, Inc.	2,000,000	150,060
OPTI Canada Inc.[1]	6,359,600	144,281
Denbury Resources Inc.[1]	2,800,000	102,200
Rosetta Resources Inc.[1,2,3]	2,980,000	84,930
BG Group PLC[4]	3,050,000	79,477
OAO Gazprom (ADR)[4]	1,300,000	75,252
CNX Gas Corp.[1]	1,500,000	63,060
Newfield Exploration Co.[1]	958,600	62,549
Exxon Mobil Corp.	550,000	48,471
Quicksilver Resources Inc.[1]	1,120,000	43,277
Cameco Corp.	1,000,000	42,870
Hess Corp.	324,000	40,885
Patriot Coal Corp.[1]	265,300	40,668
Apache Corp.	250,000	34,750
Halliburton Co.	650,000	34,495
Saipem SpA, Class S4	593,700	27,828
Caltex Australia Ltd.[4]	1,484,030	18,601
Energy XXI (Bermuda) Ltd.[1,4]	2,390,758	13,747
		5,634,019

INFORMATION TECHNOLOGY — 18.71%
Google Inc., Class A1	1,626,000	855,959
Cisco Systems, Inc.[1]	31,596,900	734,944
Microsoft Corp.	18,175,000	499,994
Nokia Corp. (ADR)	11,830,000	289,835
Nokia Corp.[4]	6,184,000	151,575
Oracle Corp.[1]	14,927,800	313,484
Yahoo! Inc.[1]	14,365,000	296,781
Fidelity National Information Services, Inc.	7,190,000	265,383
Samsung Electronics Co., Ltd.[4]	410,000	245,228
Red Hat, Inc.[1,2]	11,511,000	238,163
International Business Machines Corp.	1,600,000	189,648
Trimble Navigation Ltd.[1]	4,500,000	160,650
EMC Corp.[1]	9,000,000	132,210
Maxim Integrated Products, Inc.	5,845,000	123,622
Iron Mountain Inc.[1]	4,150,000	110,182
Paychex, Inc.	3,445,000	107,760
Digital River, Inc.[1,2]	2,625,000	101,272
Linear Technology Corp.	2,895,000	94,290
QUALCOMM Inc.	2,000,000	88,740
KLA-Tencor Corp.	2,165,000	88,137
Heartland Payment Systems, Inc.[2]	2,426,600	57,268
Comverse Technology, Inc.[1]	2,827,300	47,923
Jabil Circuit, Inc.	2,800,000	45,948
THQ Inc.[1]	2,005,000	40,621
Kyocera Corp.[4]	360,000	33,862
Dell Inc.[1]	1,500,000	32,820
Texas Instruments Inc.	1,080,000	30,413
Hon Hai Precision Industry Co., Ltd.[4]	5,643,554	27,758
Nortel Networks Corp.[1]	2,455,000	20,180
STMicroelectronics NV4	1,800,000	18,582
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[1]	1,383,128	15,090
DataPath, Inc.[1,2,3,4]	2,819,968	5,640
		5,463,962

CONSUMER DISCRETIONARY — 11.93%
Lowe’s Companies, Inc.	17,326,000	359,515
Johnson Controls, Inc.	10,949,100	314,020
Best Buy Co., Inc.	7,920,000	313,632
Target Corp.	6,490,000	301,720
Kohl’s Corp.[1]	6,645,000	266,066
Garmin Ltd.	4,770,000	204,347
Chipotle Mexican Grill, Inc., Class B1,2	1,195,200	90,070
Chipotle Mexican Grill, Inc., Class A1,2	920,000	76,010
News Corp., Class A	9,490,000	142,730
Time Warner Inc.	9,393,000	139,016
Liberty Media Corp., Liberty Interactive, Series A1	8,820,000	130,183
Shaw Communications Inc., Class B, nonvoting	6,000,000	122,160
International Game Technology	4,543,505	113,497
Starbucks Corp.[1]	6,993,000	110,070
MGM Mirage, Inc.[1]	2,987,133	101,234
lululemon athletica inc.[1]	3,297,081	95,813
CarMax, Inc.[1]	6,280,000	89,113
TomTom NV1,4	2,800,000	79,674
Williams-Sonoma, Inc.	3,460,000	68,647
Penn National Gaming, Inc.[1]	2,100,000	67,515
Fortune Brands Inc.	1,000,000	62,410
Harman International Industries, Inc.	1,245,000	51,531
Blue Nile, Inc.[1,2]	1,043,000	44,348
Magna International Inc., Class A	725,000	42,949
Weight Watchers International, Inc.	1,062,000	37,818
Toyota Motor Corp.[4]	765,000	36,047
Saks Inc.[1]	2,040,000	22,399
		3,482,534

MATERIALS — 9.91%
Newmont Mining Corp.	9,305,000	485,349
Barrick Gold Corp.	10,500,000	477,750
Potash Corp. of Saskatchewan Inc.	1,900,000	434,283
K+S AG4	725,000	416,203
Freeport-McMoRan Copper & Gold Inc.	2,604,500	305,221
Rio Tinto PLC[4]	1,464,233	179,586
USX Corp.	700,000	129,346
Gold Fields Ltd.[4]	10,000,000	127,160
Syngenta AG4	350,000	113,629
Newcrest Mining Ltd.[4]	3,707,999	104,617
Minerals Technologies Inc.[2]	1,025,000	65,180
CRH PLC[4]	1,793,530	52,231
Georgia Gulf Corp.[5]	1,110,000	3,219
		2,893,774

HEALTH CARE — 7.93%
Roche Holding AG4	2,465,000	443,733
Gilead Sciences, Inc.[1]	6,600,000	349,470
Charles River Laboratories International, Inc.[1]	3,135,000	200,389
Stryker Corp.	2,708,437	170,307
Intuitive Surgical, Inc.[1]	500,000	134,700
Shire PLC (ADR)	2,700,000	132,651
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	108,855
Hospira, Inc.[1]	2,400,000	96,264
Medtronic, Inc.	1,675,000	86,681
Boston Scientific Corp.[1]	6,800,000	83,572
C. R. Bard, Inc.	800,000	70,360
Covance Inc.[1]	720,000	61,935
Amgen Inc.[1]	1,225,197	57,780
UnitedHealth Group Inc.	1,695,000	44,494
PDL BioPharma, Inc.[1]	4,000,000	42,480
Mentor Corp.	1,500,000	41,730
McKesson Corp.	665,000	37,180
Cardinal Health, Inc.	700,000	36,106
Onyx Pharmaceuticals, Inc.[1]	1,000,000	35,600
Schering-Plough Corp.	1,379,900	27,170
Aveta, Inc.[1,3,4]	3,918,000	25,075
Allergan, Inc.	320,000	16,656
APP Pharmaceuticals, Inc.[1]	667,900	11,168
		2,314,356

FINANCIALS — 6.72%
Berkshire Hathaway Inc., Class A1	4,011	484,329
White Mountains Insurance Group, Ltd.	389,800	167,224
Citigroup Inc.	8,750,000	146,650
Wachovia Corp.	8,750,000	135,887
Onex Corp.	4,600,500	135,684
Marsh & McLennan Companies, Inc.	4,963,200	131,773
Zions Bancorporation	2,950,000	92,895
T. Rowe Price Group, Inc.	1,500,000	84,705
Wells Fargo & Co.	3,452,400	81,994
American International Group, Inc.	3,000,000	79,380
Bank of Ireland[4]	9,096,177	79,256
Fannie Mae	4,035,900	78,740
American Express Co.	2,000,000	75,340
Freddie Mac	3,466,800	56,855
AMP Ltd.[4]	7,860,210	50,320
SunTrust Banks, Inc.	935,000	33,866
Affiliated Managers Group, Inc.[1]	350,000	31,521
Meruelo Maddux Properties, Inc.[1]	3,520,500	7,675
National City Corp.[3]	930,000	4,436
PMI Group, Inc.	2,000,000	3,900
Thornburg Mortgage, Inc.[1,3,4]	5,655,126	962
		1,963,392

INDUSTRIALS — 6.53%
Boeing Co.	3,465,000	227,720
General Electric Co.	7,370,000	196,705
KBR, Inc.	5,397,130	188,414
FedEx Corp.	2,080,000	163,883
Graco Inc.[2]	3,661,531	139,394
Caterpillar Inc.	1,600,000	118,112
Lockheed Martin Corp.	1,150,000	113,459
General Dynamics Corp.	1,300,000	109,460
Joy Global Inc.	1,400,000	106,162
Roper Industries, Inc.	1,540,000	101,455
Northrop Grumman Corp.	1,150,000	76,935
Panalpina Welttransport (Holding) AG4	650,000	68,894
Allied Waste Industries, Inc.[1]	4,500,000	56,790
MSC Industrial Direct Co., Inc., Class A	1,000,000	44,110
Actuant Corp., Class A	1,300,000	40,755
United Parcel Service, Inc., Class B	500,000	30,735
Tyco International Ltd.	699,125	27,993
Kingspan Group PLC[4]	2,800,000	27,100
Grafton Group PLC, units[1,4]	4,200,000	24,408
Raytheon Co.	246,000	13,845
Continental Airlines, Inc., Class B1	1,250,000	12,638
UAL Corp.[1]	2,000,000	10,440
AMR Corp.[1]	1,084,257	5,552
Mitsubishi Heavy Industries, Ltd.[4]	435,000	2,087
		1,907,046

CONSUMER STAPLES — 5.83%
Philip Morris International Inc.	9,895,000	488,714
Bunge Ltd.	2,143,600	230,844
Coca-Cola Co.	4,225,000	219,616
Walgreen Co.	4,395,000	142,881
Bare Escentuals, Inc.[1,2]	5,920,000	110,882
Altria Group, Inc.	5,310,000	109,174
PepsiCo, Inc.	1,400,000	89,026
Wm. Wrigley Jr. Co.	1,027,500	79,919
SYSCO Corp.	2,000,000	55,020
Constellation Brands, Inc., Class A1	2,624,000	52,113
Diageo PLC[4]	2,650,000	48,688
Cosan Ltd., Class A1	3,800,000	48,070
Avon Products, Inc.	775,000	27,915
		1,702,862

TELECOMMUNICATION SERVICES — 1.38%
Sprint Nextel Corp., Series 1	19,500,000	185,250
Qwest Communications International Inc.	35,000,000	137,550
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	52,479
KDDI Corp.[4]	4,490	27,846
		403,125

UTILITIES — 1.14%
Reliant Energy, Inc.[1]	5,696,500	121,165
KGen Power Corp.[1,2,3,4]	3,166,128	60,948
Mirant Corp.[1]	1,450,000	56,767
Dynegy Inc., Class A1	6,000,000	51,300
NRG Energy, Inc.[1]	1,000,000	42,900
		333,080

MISCELLANEOUS — 4.79%
Other common stocks in initial period of acquisition		1,400,029

Total common stocks (cost: $24,001,159,000)		27,498,179

Convertible securities — 0.12%

FINANCIALS — 0.12%
National City Corp., Series G, 0% noncumulative convertible preferred[3,4]	391	35,436

Total convertible securities (cost: $39,100,000)		35,436

	Principal amount
Bonds, notes & other debt instruments — 0.11%	(000)

FINANCIALS — 0.11%
Thornburg Mortgage Inc. 18.00% 2015[4,6]	$38,571	32,916

Total bonds, notes & other debt instruments (cost: $33,012,000)		32,916

Short-term securities — 5.77%

Federal Home Loan Bank 1.72%–2.12% due 7/18–11/6/2008	283,300	282,144
Freddie Mac 2.08%–2.30% due 7/2–11/3/2008	210,396	209,485
Fannie Mae 2.06%–2.37% due 7/16–10/3/2008	190,000	189,507
Ranger Funding Co. LLC 2.50%–2.85% due 7/1–8/8/2008[6]	67,000	66,877
Bank of America Corp. 2.55% due 8/12/2008	44,200	44,057
Enterprise Funding Corp. 2.55% due 7/1/2008[6]	31,000	30,998
Honeywell International Inc. 2.05%–2.08% due 7/11–7/31/2008[6]	105,400	105,199
AT&T Inc. 2.10% due 7/9–7/17/2008[6]	97,800	97,708
Coca-Cola Co. 1.98%–2.10% due 7/15–8/5/2008[6]	87,100	86,960
Private Export Funding Corp. 2.08%–2.13% due 7/21–11/7/2008[6]	85,000	84,613
Walt Disney Co. 1.96% due 8/29/2008	75,000	74,659
Abbott Laboratories 1.95% due 7/14/2008[6]	50,000	49,962
United Parcel Service Inc. 2.07% due 8/14/2008[6]	50,000	49,832
Wal-Mart Stores Inc. 2.10% due 12/22/2008[6]	50,000	49,259
Paccar Financial Corp. 2.05% due 7/10–7/14/2008	46,400	46,357
3M Co. 2.06% due 7/28/2008	44,500	44,429
U.S. Treasury Bills 1.638%–1.86% due 8/7–9/18/2008	42,600	42,467
Harley-Davidson Funding Corp. 2.10% due 7/17/2008[6]	40,000	39,951
Wells Fargo & Co. 2.14% due 7/25/2008	31,100	31,050
Variable Funding Capital Corp. 2.53% due 8/7/2008[6]	30,800	30,718
Pfizer Inc 2.18% due 9/12/2008[6]	25,000	24,860
Jupiter Securitization Co., LLC 2.70% due 7/1/2008[6]	3,500	3,500

Total short-term securities (cost: $1,685,216,000)		1,684,592

Total investment securities (cost: $25,758,487,000)		$29,251,123
Other assets less liabilities		(48,675)

Net assets		$29,202,448

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Rosetta Resources Inc.	6/28/2005–12/2/2005	$49,745	$84,930	.29%
KGen Power Corp.	12/19/2006	44,326	60,948	.21
National City Corp., Series G,
0% noncumulative convertible preferred	4/21/2008	39,100	35,436	.12
National City Corp.	4/21/2008	4,650	4,436	.01
Aveta, Inc.	12/21/2005	52,893	25,075	.09
DataPath, Inc.	6/23/2006	31,020	5,640	.02
Thornburg Mortgage, Inc.	5/6/2008	5,712	962	.00

Total restricted securities		$227,446	$217,427	.74%

[4]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,780,670,000, which represented 9.52% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2008.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $753,353,000, which represented 2.58% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Fund
Investment portfolio

June 30, 2008
unaudited

Common stocks — 90.86%	Shares	Market value (000)

FINANCIALS — 17.66%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,165,000	$147,873
Erste Bank der oesterreichischen Sparkassen AG1	2,165,000	134,005
UniCredit SpA[1]	21,334,000	130,052
Mitsubishi Estate Co., Ltd.[1]	4,850,000	110,925
Banco Santander, SA1	5,700,000	104,066
AXA SA1	3,126,611	92,211
Banco Bilbao Vizcaya Argentaria, SA1	4,626,000	88,173
OTP Bank PLC[1,2]	2,035,000	84,939
Hana Financial Holdings[1]	1,719,042	66,023
UBS AG1,2	3,079,608	63,872
AMP Ltd.[1]	9,763,796	62,506
Kookmin Bank[1]	1,031,000	60,429
Banco Bradesco SA, preferred nominative	2,806,500	58,048
ORIX Corp.[1]	387,500	56,094
Globe Trade Center SA1,2	3,575,000	50,671
BNP Paribas SA1	496,000	44,465
Sun Hung Kai Properties Ltd.[1]	3,026,000	40,968
Ayala Land, Inc.[1]	182,465,000	39,039
ICICI Bank Ltd.[1,2]	2,303,900	33,837
Woori Finance Holdings Co., Ltd.[1]	2,040,000	32,510
Fortis SA/NV1	1,950,000	30,996
Credit Suisse Group AG1	680,000	30,953
Sumitomo Realty & Development Co., Ltd.[1]	1,493,000	29,630
Shinhan Financial Group Co., Ltd.[1]	547,920	24,727
Macquarie Group Ltd.[1]	530,000	24,619
HSBC Holdings PLC (United Kingdom)[1]	767,460	11,837
HSBC Holdings PLC (Hong Kong)[1]	650,000	10,094
Société Générale[1]	238,750	20,566
Hypo Real Estate Holding AG1	661,900	18,558
Royal Bank of Scotland Group PLC[1]	4,262,222	18,185
Commerzbank U.S. Finance, Inc.[1]	600,000	17,739
GuangZhou R&F Properties Co., Ltd., Class H1	9,460,000	17,594
DnB NOR ASA[1]	1,217,800	15,464
Orco Property Group SA1	236,356	13,792
Shui On Land Ltd.[1]	16,000,000	13,230
Ping An Insurance (Group) Co. of China, Ltd.[1]	1,690,000	12,485
Admiral Group PLC[1]	787,000	12,444
Sampo Oyj, Class A1	390,000	9,808
Türkiye Halk Bankasi AS1	1,315,000	6,256
Prudential PLC[1]	420,000	4,450
State Bank of India (GDR)[1]	75,480	4,044
United Overseas Bank Ltd.[1]	131,000	1,799
		1,849,976

MATERIALS — 12.28%
Bayer AG, non-registered shares[1]	6,138,023	515,866
JSC Uralkali (GDR)[1]	2,880,760	209,025
JSC Uralkali (GDR)[1,3]	521,427	37,834
ArcelorMittal[1]	940,000	92,847
Nitto Denko Corp.[1]	2,085,832	80,049
Linde AG1	552,500	77,506
POSCO[1]	136,900	71,185
CRH PLC[1]	1,978,397	57,615
JSR Corp.[1]	2,760,400	54,839
Siam Cement PCL[1]	4,020,000	24,000
Teck Cominco Ltd., Class B	490,000	23,662
L’Air Liquide SA, non-registered shares[1]	174,240	22,985
Sumitomo Chemical Co., Ltd.[1]	3,100,000	19,525
		1,286,938

HEALTH CARE — 11.50%
Roche Holding AG1	1,600,268	288,070
Novartis AG1	3,250,000	178,788
Merck KGaA[1]	972,655	138,195
Novo Nordisk A/S, Class B1	1,817,208	119,829
Teva Pharmaceutical Industries Ltd. (ADR)	2,150,000	98,470
Zentiva NV1	1,112,000	81,629
Richter Gedeon NYRT[1]	307,000	66,336
Daiichi Sankyo Co., Ltd.[1]	2,245,700	61,856
EGIS NYRT[1]	389,200	39,399
OJSC Pharmstandard (GDR)[1,2]	1,106,500	30,473
OJSC Pharmstandard (GDR)[1,2,3]	307,300	8,463
Smith & Nephew PLC[1]	2,393,000	26,291
UCB SA1	552,000	20,314
Nobel Biocare Holding AG1	494,541	16,123
Straumann Holding AG1	55,000	13,153
Shionogi & Co., Ltd.[1]	550,000	10,887
Chugai Pharmaceutical Co., Ltd.[1]	404,800	6,497
		1,204,773

TELECOMMUNICATION SERVICES — 8.54%
MTN Group Ltd.[1]	14,702,800	233,385
Singapore Telecommunications Ltd.[1]	45,300,330	120,917
Telenor ASA[1]	5,545,000	104,096
América Móvil, SAB de CV, Series L (ADR)	1,732,500	91,390
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	77,865,500	61,788
Philippine Long Distance Telephone Co.[1]	809,800	43,224
Philippine Long Distance Telephone Co. (ADR)	340,000	18,163
KDDI Corp.[1]	8,730	54,142
Koninklijke KPN NV1	2,683,360	45,900
Bharti Airtel Ltd.[1,2]	2,493,900	41,906
Orascom Telecom Holding SAE (GDR)[1]	479,100	30,608
Joint-Stock Financial Corp. Sistema (GDR)[1]	642,000	19,281
Vodafone Group PLC[1]	6,011,250	17,718
Telekom Austria AG, non-registered shares[1]	583,453	12,634
Bayan Telecommunications, Inc., Class A1,2,4	43,010	0
Bayan Telecommunications, Inc., Class B1,2,4	14,199	0
		895,152

CONSUMER DISCRETIONARY — 8.00%
Industria de Diseno Textil, SA1	3,216,832	147,961
Burberry Group PLC[1]	10,667,101	95,805
Marks and Spencer Group PLC[1]	14,618,000	95,495
Esprit Holdings Ltd.[1]	6,505,900	67,718
Continental AG1	605,000	62,019
China Dongxiang (Group) Co., Ltd.[1]	143,534,000	57,628
Renault SA1	552,000	45,189
Sony Corp.[1]	790,000	34,002
Techtronic Industries Co. Ltd.[1]	39,690,000	33,347
Lotte Shopping Co.[1]	103,000	30,643
William Hill PLC[1]	3,802,965	24,120
Honda Motor Co., Ltd.[1]	691,000	23,551
AB Electrolux, Series B1	1,750,000	22,234
JCDecaux SA1	835,000	21,275
Kingfisher PLC[1]	9,530,000	21,272
Carnival PLC[1]	485,000	15,413
OPAP (Greek Organization of Football Prognostics) SA1	429,330	14,948
Kesa Electricals PLC[1]	4,535,474	14,278
Multi Screen Media Private Ltd.[1,2,4]	82,217	7,834
Li & Fung Ltd.[1]	1,152,000	3,464
		838,196

ENERGY — 7.06%
Eni SpA[1]	6,135,000	228,590
OAO Gazprom (ADR)[1]	3,904,000	225,989
Sasol Ltd.[1]	1,057,663	62,574
Reliance Industries Ltd.[1]	1,221,000	59,608
Canadian Natural Resources, Ltd.	490,000	48,528
Royal Dutch Shell PLC, Class A1	522,000	21,492
Royal Dutch Shell PLC, Class B1	482,719	19,407
Oil & Natural Gas Corp. Ltd.[1]	1,743,000	33,161
TOTAL SA1	282,800	24,124
StatoilHydro ASA[1]	431,100	16,122
		739,595

INDUSTRIALS — 6.36%
Siemens AG1	1,411,000	156,341
Samsung Engineering Co., Ltd.[1]	1,455,000	108,669
Ryanair Holdings PLC (ADR)[2]	3,311,400	94,938
SMC Corp.[1]	816,100	89,744
Vallourec SA1	150,000	52,432
Wolseley PLC[1]	5,953,000	44,275
Kingspan Group PLC[1]	4,133,000	40,002
Toll Holdings Ltd.[1]	5,178,065	29,961
Sandvik AB1	1,200,000	16,415
FANUC LTD[1]	130,100	12,699
AB Volvo, Class B1	965,000	11,787
Mitsui & Co., Ltd.[1]	404,000	8,935
Fraport AG1	10,000	678
		666,876

INFORMATION TECHNOLOGY — 6.23%
Murata Manufacturing Co., Ltd.[1]	1,737,500	82,559
Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	27,444,695	58,699
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[2]	1,888,714	20,606
High Tech Computer Corp.[1]	2,736,000	61,211
Canon, Inc.[1]	1,053,100	54,076
Lite-On Technology Corp.[1]	53,475,000	53,593
Redecard SA, ordinary nominative	2,605,000	50,614
Hon Hai Precision Industry Co., Ltd.[1]	8,922,965	43,887
Delta Electronics, Inc.[1]	14,377,900	40,149
Mediatek Incorporation[1]	3,455,760	39,798
HOYA Corp.[1]	1,533,600	35,602
Rohm Co., Ltd.[1]	456,100	26,217
Hynix Semiconductor Inc.[1,2]	1,005,000	23,852
Hirose Electric Co., Ltd.[1]	217,300	21,816
Toshiba Corp.[1]	2,280,000	16,792
Keyence Corp.[1]	50,000	11,911
Samsung Electronics Co., Ltd.[1]	19,000	11,364
		652,746

CONSUMER STAPLES — 5.40%
Nestlé SA1	4,485,800	202,847
L’Oréal SA1	1,552,500	168,738
Shinsegae Co., Ltd.[1]	86,000	46,219
SABMiller PLC[1]	1,626,234	37,250
Groupe Danone SA1	424,800	29,744
Wal-Mart de México, SAB de CV, Series V	6,180,240	24,506
Koninklijke Ahold NV1	1,308,000	17,532
Tesco PLC[1]	2,263,260	16,625
ITC Ltd.[1]	2,729,460	11,958
InBev[1]	148,100	10,243
		565,662

UTILITIES — 3.40%
E.ON AG1	975,100	196,482
Veolia Environnement[1]	1,622,025	90,426
RWE AG1	215,000	27,138
SUEZ SA1	361,000	24,532
Iberdrola Renovables, SA Unipersonal[1,2]	2,275,000	17,573
		356,151

MISCELLANEOUS — 4.43%
Other common stocks in initial period of acquisition		463,851

Total common stocks (cost: $8,632,607,000)		9,519,851

	Principal amount
Short-term securities — 8.64%	(000)

American Honda Finance Corp. 2.03%–2.15% due 7/2–8/8/2008	$89,650	89,510
Federal Home Loan Bank 2.20%–2.52% due 7/24–8/22/2008	87,300	87,140
Freddie Mac 2.10%–2.17% due 7/3–8/18/2008	63,367	63,234
Danske Corp. 2.50%–2.70% due 7/25–9/25/2008[3]	60,000	59,833
GlaxoSmithKline Finance PLC 2.15%–2.25% due 7/14–7/28/2008[3]	57,425	57,360
BNP Paribas Finance Inc. 2.595% due 8/25/2008	53,500	53,284
CBA (Delaware) Finance Inc. 2.45%–2.55% due 7/14–8/22/2008	51,100	50,956
Eksportfinans ASA 2.30% due 7/9–7/15/2008[3]	44,700	44,655
Fannie Mae 2.44%–2.80% due 8/1–10/20/2008	44,000	43,746
U.S. Treasury Bills 1.53%–1.533% due 9/18–10/2/2008	35,600	35,441
Siemens Capital Co. LLC 2.02% due 8/7/2008[3]	35,500	35,403
Novartis Finance Corp. 2.20%–2.30% due 7/30–8/14/2008[3]	31,300	31,220
Ranger Funding Co. LLC 2.77% due 9/16/2008[3]	22,609	22,473
Enterprise Funding Corp. 2.50% due 7/23/2008[3]	7,600	7,588
Toronto-Dominion Holdings USA Inc. 2.48% due 7/2/2008[3]	30,000	29,996
National Australia Funding (Delaware) Inc. 2.65% due 7/15/2008[3]	30,000	29,967
JPMorgan Chase & Co. 2.25% due 8/6/2008	30,000	29,920
BASF AG 2.13% due 7/17/2008[3]	29,461	29,431
Coca-Cola Co. 2.20% due 8/15/2008[3]	22,100	22,038
Procter & Gamble International Funding S.C.A. 2.22% due 8/19/2008[3]	19,800	19,726
Svenska Handelsbanken Inc. 2.50% due 7/11/2008	19,000	18,986
Unilever Capital Corp. 2.25% due 8/25/2008[3]	15,300	15,247
ING (U.S.) Funding LLC 2.57% due 7/8/2008	15,000	14,991
Toyota Motor Credit Corp. 2.40% due 7/15/2008	12,500	12,488

Total short-term securities (cost: $904,721,000)		904,633

Total investment securities (cost: $9,537,328,000)		10,424,549
Other assets less liabilities		52,629

Net assets		$10,477,178

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $8,800,369,000, which represented 84.00% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $451,234,000, which represented 4.31% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Market value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$7,834	.07%
Bayan Telecommunications Corp., Class A	2/11/1998–8/31/1998	104	0	.00
Bayan Telecommunications Corp., Class B	2/11/1998–8/31/1998	34	0	.00

Total restricted securities		$32,657	$7,834	.07%

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

New World Fund
Investment portfolio

June 30, 2008
unaudited

Common stocks — 78.82%	Shares	Market value (000)

FINANCIALS — 11.16%
Amil Participações SA, ordinary nominative	3,070,810	$28,109
Banco Santander, SA1	1,060,000	19,352
PT Bank Rakyat Indonesia (Persero) Tbk[1]	31,647,650	17,599
Bank Muscat (SAOG) (GDR)[1]	826,137	15,068
FirstRand Ltd.[1]	8,726,500	14,812
Banco Bilbao Vizcaya Argentaria, SA1	555,000	10,578
Piraeus Bank SA1	366,003	9,949
Unibanco-União de Bancos Brasileiros SA, units (GDR)	75,000	9,520
National Bank of Greece SA1	203,528	9,173
Asya Katilim Bankasi AS, Class B1,2	4,800,000	9,051
Grupo Financiero Banorte, SAB de CV, Series O	1,800,000	8,463
Itaúsa — Investimentos Itaú SA, preferred nominative	1,212,383	7,730
Industrial and Commercial Bank of China Ltd., Class H1	10,550,000	7,194
Bancolombia SA (ADR)	210,000	6,592
Bumiputra-Commerce Holdings Bhd.[1]	2,316,600	5,684
ICICI Bank Ltd.[1,2]	302,174	4,438
ICICI Bank Ltd. (ADR)[2]	30,500	877
Housing Development Finance Corp. Ltd.[1]	113,600	5,201
Türkiye Is Bankasi AS, Class C1	1,550,000	5,086
Krung Thai Bank PCL[1]	19,756,000	4,980
Public Bank Bhd.[1]	1,500,000	4,875
Banco Itaú Holding Financeira SA, preferred nominative	234,500	4,793
Bank Pekao SA1	60,000	4,631
Bank Hapoalim BM1	830,000	3,659
Erste Bank der oesterreichischen Sparkassen AG1	58,424	3,616
Kotak Mahindra Bank Ltd.[1,2]	259,943	2,796
Bank of the Philippine Islands[1]	2,213,539	2,119
JSC Sistema-Hals (GDR)[1,2]	225,875	1,573
JSC Sistema-Hals (GDR)[1,2,3]	63,253	441
Türkiye Garanti Bankasi AS1,2	770,000	1,781
Allied Irish Banks, PLC[1]	115,000	1,774
Citigroup Inc.	42,000	704
China Construction Bank Corp., Class H1	500	—
		232,218

CONSUMER STAPLES — 10.80%
IOI Corp. Bhd.[1]	12,003,250	27,436
Tesco PLC[1]	3,683,418	27,057
Fomento Económico Mexicano, SAB de CV (ADR)	341,900	15,560
Nestlé SA1	315,000	14,244
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	278,000	11,023
Wal-Mart de México, SAB de CV, Series V	705,000	2,796
SABMiller PLC[1]	493,000	11,292
Coca-Cola Co.	207,000	10,760
Beiersdorf AG1	143,500	10,562
X5 Retail Group NV (GDR)[1,2,3]	281,776	9,449
X5 Retail Group NV (GDR)[1,2]	14,200	476
Alliance Global Group, Inc.[1,2]	125,000,000	8,360
China Yurun Food Group Ltd.[1]	5,019,000	8,231
PepsiCo, Inc.	120,000	7,631
Avon Products, Inc.	210,200	7,571
Grupo Nacional de Chocolates SA	935,000	7,384
Migros Türk TAS[1]	429,926	7,114
Olam International Ltd.[1]	3,752,100	6,722
Bunge Ltd.	50,000	5,385
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	3,801
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	707
Poslovni sistem Mercator, dd1	11,274	4,396
Unilever NV, depository receipts[1]	154,500	4,384
Groupe Danone SA1	50,000	3,501
Diageo PLC[1]	190,000	3,491
Procter & Gamble Co.	55,000	3,345
Kimberly-Clark de México, SAB de CV, Class A	480,000	1,953
		224,631

INDUSTRIALS — 9.29%
Enka Insaat ve Sanayi AS1	1,936,666	22,387
Murray & Roberts Holdings Ltd.[1]	1,942,000	21,647
Boart Longyear Ltd.[1]	8,450,000	18,040
Suzlon Energy Ltd.[1,2]	3,221,400	16,209
Schneider Electric SA1	142,050	15,320
Wienerberger AG1	259,000	10,863
ABB Ltd[1,2]	352,000	9,966
STX Engine Co., Ltd.[1]	237,510	9,333
Siemens AG1	83,100	9,208
Caterpillar Inc.	93,500	6,902
Container Corp. of India Ltd.[1]	379,800	6,864
United Technologies Corp.	100,000	6,170
Gamuda Bhd.[1]	6,585,000	4,718
KBR, Inc.	124,900	4,360
IJM Corp. Bhd.[1]	2,503,800	4,217
FedEx Corp.	50,000	3,939
General Electric Co.	125,000	3,336
Bidvest Group Ltd.[1,2]	220,905	2,784
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	2,783
Italian-Thai Development PCL[1]	15,221,100	2,747
GS Engineering & Construction Corp.[1]	20,700	2,259
Daelim Industrial Co., Ltd.[1]	21,484	2,191
Hyundai Engineering & Construction Co., Ltd.[1]	30,000	1,989
Doosan Infracore Co., Ltd.[1]	65,600	1,910
Daewoo Engineering & Construction Co., Ltd.[1]	93,504	1,409
Koc Holding AS, Class B1,2	372,996	1,021
Doosan Heavy Industries and Construction Co., Ltd.[1]	8,070	762
		195,334

MATERIALS — 8.78%
JSC Uralkali (GDR)[1]	508,616	36,905
JSC Uralkali (GDR)[1,3]	40,423	2,933
Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	21,902
Anglo American PLC[1]	241,850	16,946
Israel Chemicals Ltd.[1]	715,000	16,543
First Quantum Minerals Ltd.	198,000	13,680
Freeport-McMoRan Copper & Gold Inc.	97,500	11,426
Cia. Vale do Rio Doce, Class A, preferred nominative	252,000	7,536
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	130,000	3,879
BHP Billiton PLC[1]	262,664	10,092
Aquarius Platinum Ltd.[1]	425,000	6,783
Sigma-Aldrich Corp.	110,000	5,925
Aracruz Celulose SA, Class B, preferred nominative (ADR)	78,000	5,724
PT Semen Gresik[1]	10,500,000	4,571
Mondi PLC[1]	650,450	3,817
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	123,117	3,041
OAO Severstal (GDR)[1]	114,900	2,968
Holcim Ltd.[1]	31,500	2,555
Harmony Gold Mining Co. Ltd.[1,2]	200,000	2,446
AngloGold Ashanti Ltd.[1]	49,500	1,692
ACC Ltd.[1]	105,000	1,286
Mondi Ltd.[1]	3,500	22
		182,672

ENERGY — 8.58%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	495,200	35,075
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	212,000	12,285
OAO Gazprom (ADR)[1]	417,500	24,168
Saipem SpA, Class S1	466,000	21,842
Tenaris SA (ADR)	238,000	17,731
OAO TMK (GDR)[1,3]	142,826	5,613
OAO TMK (GDR)[1]	127,000	4,991
Oil and Gas Development Co. Ltd.[1]	4,530,000	8,048
TOTAL SA1	60,000	5,118
TOTAL SA (ADR)	32,500	2,771
Eurasia Drilling Co. Ltd. (GDR)[1,2,3]	254,800	6,587
Eurasia Drilling Co. Ltd. (GDR)[1,2]	49,500	1,280
Noble Energy, Inc.	70,000	7,039
Nexen Inc.	127,599	5,095
Chevron Corp.	45,000	4,461
Cameco Corp.	100,000	4,302
Sterling Energy PLC[1,2]	19,010,000	4,240
Reliance Industries Ltd.[1]	80,000	3,905
Smith International, Inc.	25,000	2,079
Oil & Natural Gas Corp. Ltd.[1]	97,000	1,845
		178,475

CONSUMER DISCRETIONARY — 8.47%
Toyota Motor Corp.[1]	414,100	19,512
Kuoni Reisen Holding AG, Class B1	31,150	14,963
Honda Motor Co., Ltd.[1]	435,000	14,826
Central European Media Enterprises Ltd., Class A2	141,600	12,819
GOME Electrical Appliances Holding Ltd.[1]	25,760,000	12,184
Nokian Renkaat Oyj[1]	247,500	11,818
Desarrolladora Homex, SA de CV (ADR)[2]	160,000	9,373
WABCO Holdings Inc.	190,000	8,827
Nitori Co., Ltd.[1]	138,000	7,100
Melco PBL Entertainment (Macau) Ltd. (ADR)[2]	760,000	7,083
Swatch Group Ltd[1]	80,000	3,731
Swatch Group Ltd, non-registered shares[1]	10,450	2,598
Grupo Clarín SA, Class B (GDR)[1,3]	484,600	4,483
Grupo Clarín SA, Class B (GDR)[1]	100,850	933
Brascan Residential Properties SA, ordinary nominative	974,250	5,247
Gafisa SA, ordinary nominative	300,000	5,202
Yue Yuen Industrial (Holdings) Ltd.[1]	2,160,000	5,124
Grupo Televisa, SAB, ordinary participation certificates (ADR)	215,000	5,078
TVN SA1	500,000	4,106
Truworths International Ltd.[1]	1,282,000	3,771
Keihin Corp.[1]	240,000	3,637
C C Land Holdings Ltd.[1]	5,669,000	3,506
Hyundai Motor Co.[1]	40,000	2,702
Li & Fung Ltd.[1]	886,600	2,666
Las Vegas Sands Corp.[2]	40,000	1,898
Stockmann Oyj, Class B1	48,000	1,848
Agora SA1	34,300	545
Arcelik AS1	147,500	518
		176,098

INFORMATION TECHNOLOGY — 6.58%
Nokia Corp.[1]	598,600	14,672
Nokia Corp. (ADR)	568,700	13,933
Google Inc., Class A2	35,000	18,425
High Tech Computer Corp.[1]	790,000	17,674
Samsung Electronics Co., Ltd.[1]	27,100	16,209
Kingboard Chemical Holdings Ltd.[1]	1,859,000	8,568
Hon Hai Precision Industry Co., Ltd.[1]	1,579,249	7,767
Yahoo! Inc.[2]	370,000	7,644
Redecard SA, ordinary nominative	347,100	6,744
Cisco Systems, Inc.[2]	251,300	5,845
HOYA CORP.[1]	234,400	5,442
Euronet Worldwide, Inc.[2,4]	250,000	4,225
Euronet Worldwide, Inc.[2]	62,000	1,048
Venture Corp. Ltd.[1]	440,000	3,180
Comverse Technology, Inc.[2]	162,000	2,746
NetEase.com, Inc. (ADR)[2]	120,000	2,615
Kingboard Laminates Holdings Ltd.[1]	84,500	50
		136,787

TELECOMMUNICATION SERVICES — 6.34%
Vodafone Group PLC[1]	8,265,000	24,361
Cellcom Israel Ltd.	660,938	22,611
Telekomunikacja Polska SA1	2,288,400	22,295
Partner Communications Co. Ltd.[1]	721,500	17,188
Partner Communications Co. Ltd. (ADR)	10,000	237
América Móvil, SAB de CV, Series L (ADR)	310,000	16,352
China Unicom Ltd.[1]	5,038,000	9,336
TIM Participações SA, ordinary nominative[2]	825,000	3,093
TIM Participações SA, preferred nominative (ADR)	80,000	2,274
Telekom Austria AG, non-registered shares[1]	220,000	4,764
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	4,317
Telefónica, SA1	161,000	4,258
HT — Hrvatske telekomunikacije dd (GDR)[1,3]	13,471	795
		131,881

HEALTH CARE — 3.11%
Krka, dd, Novo mesto[1]	168,640	23,868
Novo Nordisk A/S, Class B1	350,320	23,101
Cochlear Ltd.[1]	213,000	8,922
Teva Pharmaceutical Industries Ltd. (ADR)	155,000	7,099
Richter Gedeon NYRT[1]	7,400	1,599
		64,589

UTILITIES — 1.47%
AES Corp.[2]	600,000	11,526
CLP Holdings Ltd.[1]	887,000	7,595
Cheung Kong Infrastructure Holdings Ltd.[1]	1,245,000	5,265
NTPC Ltd.[1]	910,000	3,221
Veolia Environnement[1]	55,125	3,073
		30,680

MISCELLANEOUS — 4.24%
Other common stocks in initial period of acquisition		88,189

Total common stocks (cost: $1,298,608,000)		1,639,554

	Principal amount
Bonds, notes & other debt instruments — 6.51%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 6.04%
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,443
Brazilian Treasury Bill 6.00% 2010[1,5]	BRL6,702	3,987
Brazilian Treasury Bill 6.00% 2011[1,5]	881	515
Brazil (Federal Republic of) 10.00% 2014[1]	4,600	2,381
Brazilian Treasury Bill 6.00% 2015[1,5]	4,145	2,382
Brazil (Federal Republic of) Global 12.50% 2016	1,500	940
Brazil (Federal Republic of) Global 6.00% 2017	$500	511
Brazil (Federal Republic of) 10.00% 2017[1]	BRL8,500	4,163
Brazil (Federal Republic of) Global 8.00% 2018[6]	$2,434	2,709
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,254
Brazil (Federal Republic of) Global 8.875% 2024	100	127
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,031
Brazil (Federal Republic of) Global 11.00% 2040	4,375	5,791
Brazilian Treasury Bill 6.00% 2045[1,5]	BRL3,454	1,959
United Mexican States Government Global 3.41% 2009[7]	$1,250	1,253
United Mexican States Government Global 10.375% 2009	397	414
United Mexican States Government Global 9.875% 2010	4,125	4,509
United Mexican States Government Global 6.375% 2013	3,875	4,088
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	714
United Mexican States Government, Series MI10, 9.50% 2014	25,500	2,533
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,825
Turkey (Republic of) Treasury Bill 0% 2008	TRY1,230	1,000
Turkey (Republic of) 14.00% 2011	6,900	4,825
Turkey (Republic of) 10.00% 2012[1,5]	3,251	2,675
Turkey (Republic of) 16.00% 2012	2,000	1,428
Turkey (Republic of) 7.25% 2015	$1,700	1,685
Turkey (Republic of) 7.00% 2016	2,000	1,925
Turkey (Republic of) 6.75% 2018	1,500	1,410
Colombia (Republic of) Global 11.75% 2010	COP6,000,000	3,154
Colombia (Republic of) Global 10.00% 2012	$2,100	2,443
Colombia (Republic of) Global 10.75% 2013	$1,360	$1,652
Colombia (Republic of) Global 8.25% 2014	400	457
Colombia (Republic of) Global 12.00% 2015	COP2,780,000	1,403
Colombia (Republic of) Global 7.375% 2017	$2,000	2,173
Colombia (Republic of) Global 11.75% 2020	315	458
Colombia (Republic of) Global 8.125% 2024	500	579
Colombia (Republic of) Global 7.375% 2037	1,799	1,929
Russian Federation 8.25% 2010[6]	3,200	3,342
Russian Federation 8.25% 2010[3,6]	251	263
Russian Federation 7.50% 2030[3,6]	3,355	3,774
Russian Federation 7.50% 2030[6]	1,428	1,607
Argentina (Republic of) 1.933% 2012[1,6,7]	2,000	1,061
Argentina (Republic of) 2.00% 2014[1,5,6]	ARS 1,380	290
Argentina (Republic of) 5.83% 2033[1,5,6,8]	24,541	4,768
Argentina (Republic of) GDP-Linked 2035	43,865	1,325
Argentina (Republic of) 0.63% 2038[1,5,6]	14,026	979
Philippines (Republic of) 8.375% 2009	$1,665	1,719
Philippines (Republic of) 8.25% 2014	1,000	1,075
Philippines (Republic of) 9.875% 2019	2,200	2,684
Philippines (Republic of) 7.75% 2031	2,735	2,848
Peru (Republic of) 8.375% 2016	4,453	5,183
Peru (Republic of) 7.35% 2025	500	560
Peru (Republic of) 6.55% 2037	782	794
Panama (Republic of) Global 7.25% 2015	225	243
Panama (Republic of) Global 7.125% 2026	890	943
Panama (Republic of) Global 8.875% 2027	300	378
Panama (Republic of) Global 9.375% 2029	1,148	1,507
Panama (Republic of) Global 6.70% 2036[6]	1,824	1,860
Malaysian Government 3.756% 2011	MYR10,300	3,121
Malaysian Government 3.833% 2011	3,700	1,121
Egypt (Arab Republic of) Treasury Bill 0% 2009[1]	EGP3,425	584
Egypt (Arab Republic of) 9.10% 2010[1]	1,000	186
Egypt (Arab Republic of) 9.35% 2010[1]	1,435	268
Egypt (Arab Republic of) 8.60% 2011[1]	4,560	828
Egypt (Arab Republic of) 8.75% 2012[1]	5,000	889
Egypt (Arab Republic of) 11.625% 2014[1]	2,679	524
Dominican Republic 9.50% 2011[7]	$269	276
Dominican Republic 9.04% 2018[7]	437	448
Dominican Republic 8.625% 2027[3,6]	2,150	2,214
Polish Government 5.25% 2013	PLN4,550	2,014
Venezuela (Republic of) Global 8.50% 2014	$55	52
Venezuela (Republic of) Global 9.25% 2027	170	160
		125,613

MATERIALS — 0.15%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	975	1,026
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	395	417
C10 Capital (SPV) Ltd. 6.722% (undated)[3,5]	1,150	1,059
Vale Overseas Ltd. 6.25% 2017	800	779
		3,281

ENERGY — 0.11%
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,785
Gaz Capital SA 6.51% 2022[3]	600	540
		2,325

UTILITIES — 0.11%
AES Panamá, SA 6.35% 2016[3]	1,100	1,106
Enersis SA 7.375% 2014	650	691
AES Gener SA 7.50% 2014	400	430
		2,227

FINANCIALS — 0.04%
Kazkommerts International BV 8.00% 2015	1,000	830

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[3]	850	793

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	400	418

Total bonds, notes & other debt instruments (cost: $128,738,000)		135,487

Short-term securities — 15.01%

Federal Home Loan Bank 2.215%–2.26% due 8/20–8/22/2008	42,600	42,469
Freddie Mac 2.075%–2.08% due 8/26–9/15/2008	29,300	29,184
Fannie Mae 1.86%–2.37% due 9/17/2008	25,900	25,786
AstraZeneca PLC 3.05% due 8/5/2008[3]	23,000	22,942
Eksportfinans ASA 2.30%–2.50% due 7/9–7/15/2008[3]	20,700	20,684
U.S. Treasury Bills 1.533% due 9/18/2008	19,600	19,523
Barton Capital LLC 2.47% due 7/9/2008[3]	15,000	14,991
Westpac Banking Corp. 2.43% due 7/17/2008[3]	13,800	13,783
Liberty Street Funding Corp. 2.75% due 7/1/2008[3]	13,500	13,499
Procter & Gamble International Funding S.C.A. 2.22% due 8/19/2008[3]	12,400	12,354
GlaxoSmithKline Finance PLC 2.25% due 7/14/2008[3]	12,000	11,988
BNP Paribas Finance Inc. 2.405% due 7/24/2008	11,200	11,182
Medtronic Inc. 2.14% due 7/14/2008[3]	11,000	10,991
AT&T Inc. 2.34% due 9/9/2008[3]	11,000	10,940
KfW 2.11% due 7/11/2008[3]	10,400	10,393
Novartis Finance Corp. 2.22% due 8/4/2008[3]	10,400	10,374
National Australia Bank Ltd. 2.58% due 8/4/2008[3]	9,800	9,776
American Honda Finance Corp. 2.12% due 7/16/2008	9,400	9,391
Coca-Cola Co. 2.20% due 8/22/2008[3]	7,700	7,669
Enterprise Funding Corp. 2.55% due 8/14/2008[3]	4,200	4,185

Total short-term securities (cost: $312,114,000)		312,104

Total investment securities (cost: $1,739,460,000)		2,087,145
Other assets less liabilities		(7,112)

Net assets		$2,080,033
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,137,798,000, which represented 54.70% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,619,000, which represented 10.32% of the net assets of the fund.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 3/8/2007 at a cost of $6,250,000) may be subject to legal or contractual restrictions on resale.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine Pesos
BRL = Brazilian Reais
COP = Colombian Pesos
EGP = Egyptian Pounds
MXN = Mexican Pesos
MYR = Malaysian Ringgit
PLN = Polish Zloty
TRY = New Turkish Lira

Blue Chip Income and Growth Fund
Investment portfolio

June 30, 2008
                                                                                                                                       unaudited

Common stocks — 92.74%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.85%
Hewlett-Packard Co.	3,800,000	$167,998
Microsoft Corp.	4,830,000	132,873
International Business Machines Corp.	1,000,000	118,530
Oracle Corp.[1]	3,350,000	70,350
Nokia Corp. (ADR)	2,675,000	65,538
Intel Corp.	2,200,000	47,256
Texas Instruments Inc.	1,532,116	43,144
Cisco Systems, Inc.[1]	1,650,000	38,379
Yahoo! Inc.[1]	1,590,000	32,849
Linear Technology Corp.	550,000	17,914
SAP AG (ADR)	328,276	17,106
Automatic Data Processing, Inc.	250,000	10,475
QUALCOMM Inc.	200,000	8,874
Maxim Integrated Products, Inc.	400,000	8,460
Tyco Electronics Ltd.	175,000	6,269
Analog Devices, Inc.	70,000	2,224
		788,239

HEALTH CARE — 15.31%
Aetna Inc.	2,500,000	101,325
Merck & Co., Inc.	2,415,000	91,021
Abbott Laboratories	1,000,000	52,970
Eli Lilly and Co.	1,125,000	51,930
UnitedHealth Group Inc.	1,900,000	49,875
Amgen Inc.[1]	975,000	45,981
Cardinal Health, Inc.	830,000	42,811
AstraZeneca PLC (ADR)	975,000	41,467
Pfizer Inc	1,900,000	33,193
Medtronic, Inc.	550,000	28,463
Bristol-Myers Squibb Co.	1,125,000	23,096
Covidien Ltd.	175,000	8,381
Schering-Plough Corp.	420,000	8,270
		578,783

INDUSTRIALS — 11.87%
General Electric Co.	4,650,000	124,108
United Technologies Corp.	760,000	46,892
United Parcel Service, Inc., Class B	750,000	46,102
Norfolk Southern Corp.	592,800	37,151
Illinois Tool Works Inc.	650,000	30,882
Rockwell Automation	600,000	26,238
Eaton Corp.	300,000	25,491
Emerson Electric Co.	500,000	24,725
Ingersoll-Rand Co. Ltd., Class A	600,000	22,458
Waste Management, Inc.	500,000	18,855
Avery Dennison Corp.	350,000	15,376
Southwest Airlines Co.	1,000,000	13,040
Pitney Bowes Inc.	300,000	10,230
Tyco International Ltd.	175,000	7,007
		448,555

FINANCIALS — 11.60%
Citigroup Inc.	6,210,000	104,080
Bank of America Corp.	3,450,000	82,351
American International Group, Inc.	2,313,000	61,202
Fannie Mae	2,785,800	54,351
JPMorgan Chase & Co.	1,300,000	44,603
Capital One Financial Corp.	900,000	34,209
Freddie Mac	1,209,100	19,829
HSBC Holdings PLC (ADR)	225,000	17,257
Bank of New York Mellon Corp.	300,000	11,349
Washington Mutual, Inc.[2,3]	480,000	2,011
Washington Mutual, Inc.	250,000	1,233
Washington Mutual, Inc.[3]	228,571	1,127
Wachovia Corp.	200,000	3,106
National City Corp.	245,900	1,173
National City Corp.[3]	145,000	692
		438,573

CONSUMER DISCRETIONARY — 9.90%
Lowe’s Companies, Inc.	7,040,000	146,080
Target Corp.	1,100,000	51,139
Leggett & Platt, Inc.	2,000,000	33,540
Harley-Davidson, Inc.	860,000	31,183
Kohl’s Corp.[1]	550,000	22,022
Carnival Corp., units	650,000	21,424
Mattel, Inc.	1,200,000	20,544
Time Warner Inc.	900,000	13,320
Fortune Brands Inc.	185,000	11,546
Royal Caribbean Cruises Ltd.	500,000	11,235
Home Depot, Inc.	300,000	7,026
Whirlpool Corp.	85,700	5,290
		374,349

ENERGY — 8.71%
Schlumberger Ltd.	1,540,000	165,442
Royal Dutch Shell PLC, Class A (ADR)	800,000	65,368
ConocoPhillips	300,000	28,317
EOG Resources, Inc.	200,000	26,240
Exxon Mobil Corp.	200,000	17,626
Marathon Oil Corp.	332,700	17,257
ENI SpA (ADR)	70,000	5,196
Spectra Energy Corp	130,000	3,736
		329,182

CONSUMER STAPLES — 7.24%
Walgreen Co.	2,055,000	66,808
Wal-Mart Stores, Inc.	1,100,000	61,820
PepsiCo, Inc.	650,000	41,333
Kimberly-Clark Corp.	555,000	33,178
Kellogg Co.	592,000	28,428
ConAgra Foods, Inc.	1,200,000	23,136
General Mills, Inc.	250,000	15,193
H.J. Heinz Co.	80,000	3,828
		273,724

TELECOMMUNICATION SERVICES — 3.64%
AT&T Inc.	2,581,250	86,962
Embarq Corp.	390,000	18,435
Verizon Communications Inc.	405,700	14,362
Sprint Nextel Corp., Series 1	1,350,000	12,825
Qwest Communications International Inc.	1,250,000	4,913
		137,497

UTILITIES — 1.46%
FPL Group, Inc.	400,000	26,232
Southern Co.	500,000	17,460
Xcel Energy Inc.	250,000	5,018
Duke Energy Corp.	260,000	4,519
FirstEnergy Corp.	25,901	2,132
		55,361

MATERIALS — 0.82%
Air Products and Chemicals, Inc.	200,000	19,772
USX Corp.	60,000	11,087
		30,859

MISCELLANEOUS — 1.34%
Other common stocks in initial period of acquisition		50,423

Total common stocks (cost: $3,756,208,000)		3,505,545

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,3]	60,000	23

Total rights & warrants (cost: $230,000)		23

Convertible securities — 0.61%

FINANCIALS — 0.22%
National City Corp., Series G, 0% noncumulative convertible preferred[2,3]	62	5,619
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	60,000	2,740
		8,359

MISCELLANEOUS — 0.39%
Other convertible securities in initial period of acquisition		14,522

Total convertible securities (cost: $27,766,000)		22,881

	Principal amount	Market value
Bonds, notes & other debt instruments — 0.01%	(000)	(000)

FINANCIALS — 0.01%
National City Corp. 5.80% 2017	300	233

Total bonds, notes & other debt instruments (cost: $244,000)		233

Short-term securities — 6.81%

Procter & Gamble International Funding S.C.A. due 7/18–9/17/2008[4]	45,800	45,690
Honeywell International Inc. 2.07%–2.08% due 7/10–7/29/2008[4]	40,100	40,031
Freddie Mac 2.06%–2.30% due 7/3–9/15/2008	34,300	34,174
Federal Home Loan Bank 2.06%–2.22% due 7/16–9/22/2008	31,100	31,013
John Deere Capital Corp. 2.06% due 7/22/2008[4]	15,600	15,576
Wal-Mart Stores Inc. 1.90% due 9/30/2008[4]	15,200	15,090
Federal Farm Credit Banks 2.04% due 9/30/2008	12,000	11,936
FCAR Owner Trust I 2.90% due 7/10/2008	10,900	10,891
Becton, Dickinson and Co. 2.10% due 7/18/2008	10,800	10,789
Kimberly-Clark Worldwide Inc. 2.10% due 8/11/2008[4]	9,000	8,972
Abbott Laboratories 2.10% due 7/30/2008[4]	8,000	7,986
Jupiter Securitization Co., LLC 2.70% due 7/1/2008[4]	7,600	7,599
Variable Funding Capital Corp. 2.61% due 7/3/2008[4]	6,500	6,499
Pfizer Inc 2.11% due 7/28/2008[4]	6,300	6,290
Coca-Cola Co. 2.10% due 8/5/2008[4]	5,100	5,087

Total short-term securities (cost: $257,677,000)		257,623

Total investment securities (cost: $4,042,125,000)		3,786,305
Other assets less liabilities		(6,408)

Net assets		$3,779,897

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,393,000, which represented .27% of the net assets of the fund.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

National City Corp., Series G, 0% noncumulative convertible preferred	4/21/2008	$6,200	$5,619	.15%
National City Corp.	4/21/2008	725	692	.02
Washington Mutual, Inc.	4/8/2008	5,970	3,138	.08
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	230	23	.00
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	3,000	2,740	.07

Total restricted securities		$16,125	$12,212	.32%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $158,820,000, which represented 4.20% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income Fund
Investment portfolio

June 30, 2008
unaudited

Common stocks — 84.11%	Shares	Market value (000)

FINANCIALS — 15.86%
Citigroup Inc.	1,754,000	$29,397
Banco Santander, SA1	1,240,000	22,639
Fannie Mae	1,050,000	20,486
AEON Credit Service (Asia) Co. Ltd.[1]	1,400,000	17,535
Industrial and Commercial Bank of China Ltd., Class H1	24,137,000	16,459
Sumitomo Mitsui Financial Group, Inc.[1]	2,000	15,031
Berkshire Hathaway Inc., Class B2	3,720	14,925
American International Group, Inc.	533,100	14,106
Korea Exchange Bank[1]	1,025,000	14,040
Grupo Financiero Banorte, SAB de CV, Series O	2,665,000	12,529
Champion Real Estate Investment Trust[1]	27,086,000	12,525
AXA SA1	423,222	12,482
Prudential PLC[1]	996,000	10,553
CapitaMall Trust, units[1]	4,660,000	10,262
Onex Corp.	335,000	9,880
SLM Corp.[2]	492,600	9,532
BOC Hong Kong (Holdings) Ltd.[1]	3,510,000	9,283
PNC Financial Services Group, Inc.	160,000	9,136
Allco Commercial REIT[1]	16,000,000	8,944
AEON Mall Co., Ltd.[1]	300,000	8,860
National Bank of Greece SA1	192,400	8,671
Macquarie International Infrastructure Fund Ltd.[1]	14,753,164	8,631
People’s United Financial, Inc.	485,000	7,566
Fairfax Financial Holdings Ltd.	27,000	6,921
National City Corp.	693,986	3,310
National City Corp.[3]	645,000	3,077
ING Groep NV, depository receipts[1]	200,000	6,324
Saizen Real Estate Investment Trust[1,2]	12,274,000	6,317
American Capital Strategies, Ltd.	250,000	5,942
Westfield Group[1]	370,000	5,764
Allied Capital Corp.	375,000	5,209
Bank of America Corp.	200,000	4,774
iStar Financial, Inc.	350,000	4,623
Allianz SE1	22,500	3,956
Urban Corp.[1]	1,000,000	2,926
ICICI Bank Ltd. (ADR)[2]	100,000	2,876
Macquarie Group Ltd.[1]	60,000	2,787
M&T Bank Corp.	37,500	2,645
Cambridge Industrial Trust[1]	3,998,000	1,971
Sovereign Bancorp, Inc.	180,000	1,325
		374,219

INFORMATION TECHNOLOGY — 13.40%
Microsoft Corp.	2,810,000	77,303
International Business Machines Corp.	325,000	38,522
Google Inc., Class A2	70,000	36,850
Novellus Systems, Inc.[2]	1,000,000	21,190
Micron Technology, Inc.[2]	3,500,000	21,000
Yahoo! Inc.[2]	868,000	17,933
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)[2]	1,610,103	17,566
Nokia Corp.[1]	609,400	14,937
High Tech Computer Corp.[1]	654,500	14,643
Cisco Systems, Inc.[2]	502,000	11,677
EMC Corp.[2]	747,000	10,973
STMicroelectronics NV1	1,000,000	10,323
Trend Micro Inc.[1]	183,000	6,032
Lite-On Technology Corp.[1]	6,000,749	6,014
Hynix Semiconductor Inc.[1,2]	180,000	4,272
Tyco Electronics Ltd.	100,000	3,582
Advanced Micro Devices, Inc.[2]	350,000	2,041
Quanta Computer Inc.[1]	902,996	1,389
		316,247

MATERIALS — 12.41%
Yamana Gold Inc.	4,000,000	66,627
Newmont Mining Corp.	800,000	41,728
Barrick Gold Corp.	650,000	29,575
MeadWestvaco Corp.	1,150,000	27,416
Evraz Group SA (GDR)[1]	180,000	20,947
Bayer AG, non-registered shares[1]	218,500	18,364
Impala Platinum Holdings Ltd.[1]	410,000	16,204
Anglo American PLC[1]	220,575	15,455
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	350,000	10,444
Grupo México, SAB de CV	4,200,000	9,529
Formosa Plastics Corp.[1]	3,452,000	8,320
Sterlite Industries (India) Ltd.[1,2]	400,000	6,504
Gold Fields Ltd.[1]	500,000	6,358
Mondi PLC[1]	877,125	5,147
Nitto Denko Corp.[1]	100,000	3,838
UPM-Kymmene Oyj[1]	218,200	3,549
James Hardie Industries NV1	650,000	2,637
Mondi Ltd.[1]	13,250	81
		292,723

TELECOMMUNICATION SERVICES — 9.70%
Vodafone Group PLC[1]	14,049,000	41,409
Vodafone Group PLC (ADR)	100,000	2,946
AT&T Inc.	1,223,000	41,203
Telekomunikacja Polska SA1	3,983,800	38,813
Koninklijke KPN NV1	1,282,000	21,929
Chunghwa Telecom Co., Ltd. (ADR)	625,000	15,856
Verizon Communications Inc.	400,000	14,160
Hutchison Telecommunications International Ltd.[1,2]	9,000,000	12,769
Qwest Communications International Inc.	3,100,000	12,183
China Netcom Group Corp. (Hong Kong) Ltd.[1]	3,431,000	9,361
Telecom Italia SpA[1]	2,332,000	4,673
Telecom Italia SpA, nonvoting[1]	1,969,900	3,178
SOFTBANK CORP.[1]	340,000	5,731
Far EasTone Telecommunications Co., Ltd.[1]	2,848,913	4,554
		228,765

CONSUMER DISCRETIONARY — 9.11%
Carnival Corp., units	500,000	16,480
Toyota Motor Corp.[1]	328,000	15,455
Honda Motor Co., Ltd.[1]	449,000	15,303
Saks Inc.[2]	1,200,000	13,176
Virgin Media Inc.[2]	923,000	12,562
McDonald’s Corp.	200,000	11,244
Macquarie Communications Infrastructure Group[1,3]	2,000,000	5,836
Macquarie Communications Infrastructure Group[1]	1,554,291	4,535
Yamada Denki Co., Ltd.[1]	137,000	9,756
Lowe’s Companies, Inc.	450,000	9,337
SEGA SAMMY HOLDINGS INC.[1]	1,000,000	8,757
Pioneer Corp.[1]	1,000,000	8,046
Kohl’s Corp.[2]	200,000	8,008
Carphone Warehouse Group PLC[1]	1,724,000	6,772
Bosideng International Holdings Ltd.[1,2]	39,000,000	6,479
News Corp., Class A	425,000	6,392
Fiat SpA[1]	375,000	6,127
NOK Corp.[1]	358,300	5,700
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	500,000	5,010
Yue Yuen Industrial (Holdings) Ltd.[1]	2,000,000	4,745
Ford Motor Co.[2]	880,000	4,233
Nokian Renkaat Oyj[1]	81,000	3,868
adidas AG1	57,000	3,591
Target Corp.	76,500	3,556
Esprit Holdings Ltd.[1]	280,000	2,914
GOME Electrical Appliances Holding Ltd.[1]	6,040,000	2,857
Liberty Media Corp., Liberty Interactive, Series A2	182,000	2,686
H & M Hennes & Mauritz AB, Class B1	44,000	2,378
General Motors Corp.	205,000	2,358
Time Warner Inc.	150,000	2,220
Haseko Corp.[1]	1,605,000	2,139
Industria de Diseno Textil, SA1	35,150	1,617
Yamaha Corp.[1]	40,000	775
		214,912

INDUSTRIALS — 7.72%
Schneider Electric SA1	256,000	27,610
ALSTOM SA1	100,000	22,941
General Electric Co.	811,000	21,646
Nippon Express Co., Ltd.[1]	3,000,000	14,377
Enka Insaat ve Sanayi AS1	1,166,666	13,486
Outotec Oyj[1]	165,000	10,502
Rickmers Maritime[1]	11,750,000	9,791
Deutsche Lufthansa AG1	450,000	9,671
Asciano Ltd., units[1]	2,884,000	9,617
Ryanair Holdings PLC (ADR)[2]	313,000	8,974
Finmeccanica SpA[1]	200,100	5,229
Siemens AG1	42,000	4,654
Tyco International Ltd.	100,000	4,004
ABB Ltd[1,2]	127,000	3,596
Capita Group PLC[1]	262,000	3,583
Toll Holdings Ltd.[1]	600,000	3,472
SembCorp Industries Ltd[1]	1,090,000	3,350
Randstad Holding NV1	81,000	2,828
URS Corp.[2]	64,000	2,686
Dore Holdings Ltd.[1]	1,848,000	104
		182,121

ENERGY — 6.42%
China National Offshore Oil Corp.[1]	20,000,000	34,691
OAO Gazprom (ADR)[1]	350,000	20,260
Saipem SpA, Class S1	392,000	18,374
Oil and Gas Development Co. Ltd.[1]	9,939,000	17,657
Royal Dutch Shell PLC, Class A (ADR)	184,000	15,035
EnCana Corp.	132,000	12,103
OAO TMK (GDR)[1]	164,500	6,464
OAO TMK (GDR)[1,4]	54,359	2,136
Chevron Corp.	75,000	7,435
Tenaris SA (ADR)	81,000	6,035
Diamond Offshore Drilling, Inc.	41,000	5,705
Halliburton Co.	56,000	2,972
Reliance Industries Ltd.[1]	53,000	2,587
		151,454

HEALTH CARE — 4.22%
Elan Corp., PLC (ADR)[2]	576,100	20,480
UCB SA1	500,000	18,401
Roche Holding AG1	75,850	13,654
Merck & Co., Inc.	301,000	11,345
Schering-Plough Corp.	500,000	9,845
Novo Nordisk A/S, Class B1	140,000	9,232
UnitedHealth Group Inc.	200,000	5,250
Smith & Nephew PLC[1]	415,000	4,559
Abbott Laboratories	65,000	3,443
Johnson & Johnson	51,000	3,281
		99,490

CONSUMER STAPLES — 3.45%
Shoppers Drug Mart Corp.	306,500	16,824
Diageo PLC[1]	600,000	11,024
Coca-Cola Co.	173,000	8,993
Seven & I Holdings Co., Ltd.[1]	250,000	7,160
Altria Group, Inc.	309,000	6,353
Tesco PLC[1]	805,000	5,913
C&C Group PLC[1]	1,000,000	5,530
Avon Products, Inc.	133,000	4,791
Kraft Foods Inc., Class A	98,000	2,788
Philip Morris International Inc.	50,000	2,469
Unilever NV, depository receipts[1]	82,000	2,327
SABMiller PLC[1]	100,000	2,291
Nestlé SA1	40,000	1,809
Beiersdorf AG1	24,000	1,766
Wal-Mart de México, SAB de CV, Series V	371,000	1,471
		81,509

UTILITIES — 1.82%
SUEZ SA1	200,000	13,591
E.ON AG1	57,000	11,486
Exelon Corp.	67,000	6,027
Electricité de France SA1	55,000	5,218
Reliant Energy, Inc.[2]	223,000	4,743
China Resources Power Holdings Co. Ltd.[1]	765,000	1,848
		42,913

Total common stocks (cost: $2,154,938,000)		1,984,353

		Market value
Preferred stocks — 0.23%	Shares	(000)

FINANCIALS — 0.23%
Bank of America Corp., Series K, 8.00% noncumulative[5]	3,000,000	2,815
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	3,570,000	2,521

Total preferred stocks (cost: $5,510,000)		5,336

Convertible securities — 1.05%

FINANCIALS — 1.05%
National City Corp., Series G, 0% noncumulative convertible preferred[1,3]	274	24,833

Total convertible securities (cost: $27,400,000)		24,833

	Principal amount
Bonds, notes & other debt instruments — 2.85%	(000)

FINANCIALS — 0.90%
Sovereign Bancorp, Inc. 8.75% 2018	$8,850	8,939
iStar Financial, Inc. 8.625% 2013	6,000	5,466
Agile Property Holdings Ltd. 9.00% 2013	3,250	2,798
Woori Bank 6.208% 2067[1,4,5]	2,800	2,219
Shinsei Finance (Cayman) Ltd. 6.418% noncumulative preferred (undated)[4,5]	1,737	1,201
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated)[4]	500	513
Shinhan Bank 6.819% 2036[5]	100	85
		21,221

TELECOMMUNICATION SERVICES — 0.86%
Sprint Nextel Corp. 3.201% 2010[5]	2,000	1,856
Sprint Capital Corp. 6.90% 2019	10,380	9,125
Sprint Capital Corp. 8.75% 2032	9,630	9,195
		20,176

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.71%
Brazil (Federal Republic of) 10.00% 2014[1]	BRL 9,200	4,761
Brazil (Federal Republic of) 10.00% 2017[1]	16,500	8,081
CoBank ACB 3.376% 2022[4,5]	$5,050	4,017
		16,859

MORTGAGE-BACKED OBLIGATIONS — 0.38%
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[5,6]	13,453	8,890

Total bonds, notes & other debt instruments (cost: $65,272,000)		67,146

Short-term securities — 12.10%

AstraZeneca PLC 2.92%–3.05% due 8/22–8/26/2008[4]	43,800	43,619
Fannie Mae 1.86% due 9/17/2008	25,700	25,587
Freddie Mac 2.13% due 9/29–11/21/2008	23,640	23,440
ING (U.S.) Funding LLC 2.57% due 8/22/2008	23,000	22,908
AT&T Inc. 2.34% due 9/9/2008[4]	18,900	18,798
Procter & Gamble International Funding S.C.A. 2.22% due 8/19/2008[4]	17,700	17,634
Eksportfinans ASA 2.35% due 7/1/2008[4]	17,400	17,399
Federal Home Loan Bank 2.28% due 9/5/2008	17,400	17,338
Barton Capital LLC 2.47% due 7/9/2008[4]	16,600	16,590
Jupiter Securitization Co., LLC 2.47% due 7/18/2008[4]	16,200	16,180
Bank of America Corp. 2.52% due 8/1/2008	15,700	15,665
Svenska Handelsbanken Inc. 2.50% due 7/11/2008	14,900	14,889
U.S. Treasury Bills 1.38%–1.533% due 9/4–9/18/2008	14,900	14,851
Variable Funding Capital Corp. 2.53% due 8/8/2008[4]	12,100	12,067
KfW 2.11% due 7/11/2008[4]	7,600	7,595
Liberty Street Funding Corp. 2.75% due 7/1/2008[4]	1,000	1,000

Total short-term securities (cost: $285,590,000)		285,560

Total investment securities (cost: $2,538,710,000)		2,367,228
Other assets less liabilities		(7,919)

Net assets		$2,359,309

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,038,734,000, which represented 44.03% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

National City Corp., Series G, 0% noncumulative convertible preferred	4/21/2008	$27,400	$24,833	1.05%
National City Corp.	4/21/2008	3,225	3,077	.13
Other restricted securities		10,154	5,836	.25

Total restricted securities		$40,779	$33,746	1.43%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $163,489,000, which represented 6.93% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Growth-Income Fund
Investment portfolio

June 30, 2008
 unaudited

Common stocks — 89.59%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 21.39%
Oracle Corp.[1]	29,305,000	$615,405
Microsoft Corp.	19,705,000	542,085
Cisco Systems, Inc.[1]	17,940,000	417,284
Yahoo! Inc.[1]	19,596,800	404,870
Intel Corp.	18,400,000	395,232
Hewlett-Packard Co.	8,710,000	385,069
Google Inc., Class A1	648,600	341,436
International Business Machines Corp.	2,835,000	336,033
SAP AG2	3,989,874	208,691
SAP AG (ADR)	960,000	50,026
Flextronics International Ltd.[1]	26,835,336	252,252
Nokia Corp.[2]	6,080,000	149,026
Taiwan Semiconductor Manufacturing Co. Ltd.[1,2]	61,082,875	130,644
Linear Technology Corp.	3,500,000	113,995
Xilinx, Inc.	4,000,000	101,000
Visa Inc., Class A1	1,116,600	90,791
Symantec Corp.[1]	4,600,000	89,010
Seagate Technology	3,900,000	74,607
Texas Instruments Inc.	2,625,000	73,920
Automatic Data Processing, Inc.	1,755,000	73,535
Maxim Integrated Products, Inc.	3,389,000	71,677
Motorola, Inc.	8,612,500	63,216
MEMC Electronic Materials, Inc.[1]	986,800	60,728
HOYA CORP.[2]	2,550,000	59,197
Apple Inc.[1]	350,000	58,604
EMC Corp.[1]	3,975,000	58,393
Analog Devices, Inc.	1,750,000	55,597
Dell Inc.[1]	2,400,000	52,512
Paychex, Inc.	1,500,000	46,920
KLA-Tencor Corp.	1,100,000	44,781
Redecard SA, ordinary nominative	1,642,950	31,922
Telefonaktiebolaget LM Ericsson, Class B2	3,000,000	30,997
Microchip Technology Inc.	820,000	25,043
Tyco Electronics Ltd.	578,750	20,731
Lexmark International, Inc., Class A1	550,000	18,386
Advanced Micro Devices, Inc.[1]	2,000,000	11,660
Western Union Co.	400,000	9,888
Sanmina-SCI Corp.[1]	1,750,000	2,240
		5,567,403

INDUSTRIALS — 10.15%
General Electric Co.	17,550,000	468,410
United Technologies Corp.	4,075,000	251,427
United Parcel Service, Inc., Class B	3,800,000	233,586
Norfolk Southern Corp.	3,584,500	224,641
General Dynamics Corp.	2,100,000	176,820
Avery Dennison Corp.	3,955,000	173,743
Southwest Airlines Co.	10,945,000	142,723
Precision Castparts Corp.	1,260,000	121,426
3M Co.	1,700,000	118,303
Tyco International Ltd.	2,361,325	94,547
Rockwell Automation	1,900,000	83,087
Waste Management, Inc.	2,150,000	81,076
FANUC LTD[2]	797,700	77,862
Ingersoll-Rand Co. Ltd., Class A	1,900,000	71,117
Emerson Electric Co.	1,400,000	69,230
Eaton Corp.	800,000	67,976
Burlington Northern Santa Fe Corp.	538,000	53,741
Pitney Bowes Inc.	1,552,200	52,930
Lockheed Martin Corp.	400,000	39,464
Union Pacific Corp.	396,000	29,898
Hertz Global Holdings, Inc.[1]	1,060,200	10,178
		2,642,185

FINANCIALS — 9.63%
Citigroup Inc.	22,353,300	374,641
American International Group, Inc.	13,650,000	361,179
Bank of America Corp.	11,355,000	271,044
Fannie Mae	10,853,500	211,752
HSBC Holdings PLC (Hong Kong)[2]	5,600,000	86,962
HSBC Holdings PLC (ADR)	1,086,050	83,300
State Street Corp.	2,300,000	147,177
JPMorgan Chase & Co.	4,147,900	142,314
Capital One Financial Corp.	3,350,000	127,334
Bank of New York Mellon Corp.	2,663,405	100,757
Genworth Financial, Inc., Class A	4,950,000	88,160
Washington Mutual, Inc.[2,3]	12,800,000	53,638
Washington Mutual, Inc.[3]	2,800,000	13,804
Washington Mutual, Inc.	2,440,550	12,032
Banco Santander, SA2	3,750,000	68,464
SLM Corp.[1]	3,257,000	63,023
Freddie Mac	3,666,450	60,130
American Express Co.	1,500,000	56,505
Countrywide Financial Corp.	13,000,000	55,250
Marsh & McLennan Companies, Inc.	1,455,000	38,630
XL Capital Ltd., Class A	1,465,540	30,132
Allstate Corp.	635,000	28,950
Wells Fargo & Co.	920,000	21,850
MGIC Investment Corp.	1,055,000	6,446
Indiabulls Real Estate Ltd. (GDR)[1,2]	387,915	2,463
		2,505,937

ENERGY — 9.45%
Schlumberger Ltd.	5,825,000	625,780
Chevron Corp.	2,563,200	254,090
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	163,420
Royal Dutch Shell PLC, Class B (ADR)	777,391	62,277
Royal Dutch Shell PLC, Class B2	139,816	5,621
Halliburton Co.	4,280,000	227,140
Marathon Oil Corp.	4,325,000	224,338
Baker Hughes Inc.	2,565,000	224,027
ConocoPhillips	2,225,000	210,018
Devon Energy Corp.	1,340,000	161,014
EOG Resources, Inc.	700,000	91,840
ENI SpA[2]	2,250,000	83,835
Exxon Mobil Corp.	550,000	48,471
Smith International, Inc.	500,000	41,570
OAO Gazprom (ADR)[2]	430,000	24,891
Spectra Energy Corp	332,500	9,556
		2,457,888

HEALTH CARE — 9.40%
Roche Holding AG2	1,532,460	275,864
Aetna Inc.	5,900,000	239,127
Cardinal Health, Inc.	4,450,000	229,531
Abbott Laboratories	4,025,000	213,204
Medtronic, Inc.	4,000,000	207,000
Amgen Inc.[1]	4,168,900	196,605
Merck & Co., Inc.	3,500,000	131,915
Bristol-Myers Squibb Co.	5,710,000	117,226
CIGNA Corp.	3,000,000	106,170
Schering-Plough Corp.	4,427,300	87,174
Eli Lilly and Co.	1,850,000	85,396
Medco Health Solutions, Inc.[1]	1,800,000	84,960
UnitedHealth Group Inc.	3,210,000	84,263
Genentech, Inc.[1]	1,010,000	76,659
Pfizer Inc	3,460,000	60,446
Covidien Ltd.	1,178,750	56,450
WellPoint, Inc.[1]	1,000,000	47,660
AstraZeneca PLC (ADR)	678,400	28,852
AstraZeneca PLC (Sweden)[2]	242,000	10,251
St. Jude Medical, Inc.[1]	860,000	35,157
Boston Scientific Corp.[1]	2,768,324	34,023
Masimo Corp.[1]	750,000	25,762
Johnson & Johnson	200,000	12,868
		2,446,563

CONSUMER DISCRETIONARY — 9.04%
Lowe’s Companies, Inc.	17,710,000	367,483
Time Warner Inc.	18,450,000	273,060
Target Corp.	5,760,700	267,815
Best Buy Co., Inc.	4,009,700	158,784
News Corp., Class A	9,515,200	143,109
Carnival PLC[2]	3,000,000	95,335
Walt Disney Co.	3,000,000	93,600
Vivendi SA2	2,300,000	87,124
Carnival Corp., units	2,624,200	86,494
Magna International Inc., Class A	1,446,000	85,661
Mattel, Inc.	4,400,000	75,328
Time Warner Cable Inc., Class A1	2,825,000	74,806
Harley-Davidson, Inc.	1,950,000	70,707
Kohl’s Corp.[1]	1,700,000	68,068
VF Corp.	800,000	56,944
Royal Caribbean Cruises Ltd.	2,470,000	55,501
D.R. Horton, Inc.	5,000,000	54,250
Comcast Corp., Class A	2,400,000	45,528
Gentex Corp.	3,000,000	43,320
XM Satellite Radio Holdings Inc., Class A1	5,100,000	39,984
Toyota Motor Corp.[2]	800,000	37,696
Amazon.com, Inc.[1]	425,000	31,165
SEGA SAMMY HOLDINGS INC.[2]	1,880,000	16,463
Home Depot, Inc.	600,000	14,052
Li & Fung Ltd.[2]	3,475,000	10,450
		2,352,727

CONSUMER STAPLES — 6.75%
PepsiCo, Inc.	5,250,000	333,848
Molson Coors Brewing Co., Class B	4,430,000	240,682
Avon Products, Inc.	5,470,000	197,029
Philip Morris International Inc.	2,998,700	148,106
Walgreen Co.	3,318,800	107,894
Nestlé SA2	2,300,000	104,005
Wal-Mart Stores, Inc.	1,600,000	89,920
Kraft Foods Inc., Class A	3,025,000	86,061
L’Oréal SA2	780,000	84,777
Wm. Wrigley Jr. Co.	900,000	70,002
Kellogg Co.	1,378,300	66,186
Sara Lee Corp.	5,000,000	61,250
Altria Group, Inc.	2,725,000	56,026
Archer Daniels Midland Co.	1,075,000	36,281
ConAgra Foods, Inc.	1,800,000	34,704
Groupe Danone SA2	325,000	22,756
Kimberly-Clark Corp.	280,000	16,739
		1,756,266

MATERIALS — 5.65%
Air Products and Chemicals, Inc.	2,810,000	277,797
USX Corp.	1,225,000	226,355
SSAB Svenskt Stål AB, Class A2	4,575,000	147,108
Salzgitter AG2	767,743	140,379
Monsanto Co.	876,300	110,799
Mosaic Co.[1]	757,531	109,615
Teck Cominco Ltd., Class B	1,400,000	67,608
Potash Corp. of Saskatchewan Inc.	285,000	65,142
Sealed Air Corp.	3,200,000	60,832
Syngenta AG2	175,000	56,815
Cleveland-Cliffs Inc	420,000	50,060
Dow Chemical Co.	1,350,000	47,128
Weyerhaeuser Co.	750,000	38,355
JSC Uralkali (GDR)[2]	363,300	26,361
JSC Uralkali (GDR)[2,4]	138,400	10,042
International Paper Co.	1,226,664	28,581
MeadWestvaco Corp.	258,200	6,155
		1,469,132

TELECOMMUNICATION SERVICES — 2.76%
Telephone and Data Systems, Inc.	3,100,700	146,570
Telephone and Data Systems, Inc., Special Common Shares	2,300,900	101,470
Sprint Nextel Corp., Series 1	22,095,000	209,902
Qwest Communications International Inc.	25,710,200	101,041
Verizon Communications Inc.	2,528,300	89,502
AT&T Inc.	2,000,000	67,380
Embarq Corp.	57,500	2,718
		718,583

UTILITIES — 1.92%
Exelon Corp.	2,235,765	201,129
Dominion Resources, Inc.	2,500,000	118,725
Public Service Enterprise Group Inc.	1,600,000	73,488
FirstEnergy Corp.	650,000	53,514
FPL Group, Inc.	600,000	39,348
Duke Energy Corp.	665,000	11,558
American Electric Power Co., Inc.	67,900	2,732
		500,494

MISCELLANEOUS — 3.45%
Other common stocks in initial period of acquisition		898,865

Total common stocks (cost: $22,609,321,000)		23,316,043

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,3]	1,600,000	604

Total rights & warrants (cost: $6,131,000)		604

Convertible securities — 0.35%

FINANCIALS — 0.31%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	1,777,000	81,165

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		9,068

Total convertible securities (cost: $100,321,000)		90,233

	Principal amount
Bonds, notes & other debt instruments — 0.05%	(000)

CONSUMER DISCRETIONARY — 0.05%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$13,300	12,768

Total bonds, notes & other debt instruments (cost: $12,642,000)		12,768

	Principal amount	Market value
Short-term securities — 9.57%	(000)	(000)

Freddie Mac 2.06%–2.25% due 7/3–11/3/2008	$374,114	$372,673
Variable Funding Capital Corp. 2.53%–2.87% due 7/3–9/22/2008[4]	232,000	231,100
Fannie Mae 2.07%–2.215% due 7/16–10/31/2008	206,736	205,957
AT&T Inc. 2.10%–2.24% due 7/11–8/29/2008[4]	195,100	194,722
Park Avenue Receivables Co., LLC 2.65%–2.72% due 8/5–8/6/2008[4]	87,500	87,265
Jupiter Securitization Co., LLC 2.50%–2.70% 7/01/2008[4]	51,900	51,896
Bank of America Corp. 2.55% due 8/12/2008	68,300	68,079
Enterprise Funding Corp. LLC 2.55%–2.73% due 7/1–9/18/2008[4]	57,500	57,148
Federal Home Loan Bank 1.72%–2.52% due 7/7–12/10/2008	123,800	123,176
United Parcel Service Inc. 2.07%–2.15% due 8/11–10/31/2008[4]	100,000	99,498
Abbott Laboratories 1.95%–2.10% due 7/14–7/30/2008[4]	97,000	96,897
Wal-Mart Stores Inc. 2.07%–2.10% due 7/8–8/4/2008[4]	90,000	89,872
Procter & Gamble Co. 2.10%–2.29% due 7/28–9/23/2008[4]	86,700	86,302
Honeywell International Inc. 2.05%–2.08% due 7/15–7/30/2008[4]	79,800	79,659
Johnson & Johnson 2.11%–2.15% due 8/11–10/16/2008[4]	76,500	76,208
Private Export Funding Corp. 2.08%–2.20% due 7/9–7/29/2008[4]	58,700	58,648
Ciesco LLC 2.68% due 8/14/2008[4]	50,600	50,418
Chevron Funding Corp. 2.07% due 7/2/2008	50,000	49,994
NetJets Inc. 2.06% due 7/16/2008[4]	50,000	49,954
IBM Capital Inc. 2.25% due 9/18/2008[4]	43,550	43,280
Medtronic Inc. 2.18% due 8/12/2008[4]	40,000	39,896
Wells Fargo & Co. 2.14% due 7/25/2008	37,100	37,041
U.S. Treasury Bills 1.86% due 9/18/2008	36,650	36,505
John Deere Capital Corp. 2.08% due 8/1/2008[4]	33,400	33,323
Merck & Co. Inc. 2.17% due 7/22/2008	30,800	30,759
Harley-Davidson Funding Corp. 2.11% due 7/21/2008[4]	26,000	25,961
FCAR Owner Trust I 2.90% due 7/10/2008	25,700	25,680
Walt Disney Co. 2.10% due 7/8/2008	25,000	24,985
Pfizer Inc 2.18% due 9/12/2008[4]	22,100	21,976
Becton, Dickinson and Co. 2.10% due 7/18/2008	20,286	20,265
UnionBanCal Commercial Funding 2.63% due 8/20/2008	15,500	15,442
Edison Asset Securitization LLC 2.43% due 8/29/2008[4]	7,500	7,463

Total short-term securities (cost: $2,492,618,000)		2,492,042

Total investment securities (cost: $25,221,033,000)		25,911,690
Other assets less liabilities		113,505

Net assets		$26,025,195
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,430,185,000, which represented 9.34% of the net assets of the fund.

[3]	Purchases in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	$88,850	$81,165	.31%
Washington Mutual, Inc.	4/8/2008	105,869	53,638	.21
Washington Mutual, Inc.	4/8/2008	24,500	13,804	.05
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	6,131	604	.00

Total restricted securities		$225,350	$149,211	.57%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,491,528,000, which represented 5.73% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Asset Allocation Fund
unaudited
Summary investment portfolio, June 30, 2008

Largest individual equity securities	Percent of net assets

Suncor	2.49%
Schlumberger	2.34
BHP Billiton	2.00
Chevron	1.70
Medtronic	1.26
Boeing	1.25
Sprint Nextel	1.24
Philip Morris International	1.23
Newmont Mining	1.22
IBM	1.16

Common stocks - 63.21%	Shares	Market value (000)	Percent of net assets

Energy - 13.15%
Suncor Energy Inc.	3,943,618	$229,289	2.49
Schlumberger Ltd.	2,009,800	215,913	2.34
Chevron Corp.	1,584,328	157,054	1.70
Rosetta Resources Inc. (1) (2) (3)	2,970,000	84,645.92
Smith International, Inc.	1,000,000	83,140.90
Petro-Canada	1,400,000	78,525.85
Arch Coal, Inc.	1,000,000	75,030.81
Marathon Oil Corp.	1,200,000	62,244.68
Other securities		226,484	2.46
		1,212,324	13.15

Health care - 9.13%
Medtronic, Inc.	2,250,000	116,438	1.26
Wyeth	2,100,000	100,716	1.09
Johnson & Johnson	1,500,000	96,510	1.05
Amgen Inc. (1)	1,800,000	84,888.92
Abbott Laboratories	1,400,000	74,158.80
United Therapeutics Corp. (1)	750,000	73,312.80
Endo Pharmaceuticals Holdings Inc. (1)	2,500,000	60,475.66
Other securities		235,415	2.55
		841,912	9.13

Information technology - 8.12%
International Business Machines Corp.	900,000	106,677	1.16
Microsoft Corp.	3,050,000	83,905.91
Nokia Corp. (ADR)	3,287,400	80,541.87
Cisco Systems, Inc. (1)	3,400,000	79,084.86
Yahoo! Inc. (1)	3,800,000	78,508.85
Hewlett-Packard Co.	1,500,000	66,315.72
Oracle Corp. (1)	3,000,000	63,000.69
Other securities		190,248	2.06
		748,278	8.12

Materials - 5.51%
BHP Billiton Ltd. (4)	4,340,000	184,819	2.00
Newmont Mining Corp.	2,165,000	112,926	1.22
Rio Tinto PLC (4)	732,789	89,876.98
Other securities		120,867	1.31
		508,488	5.51

Financials - 5.33%
Fannie Mae	4,057,700	79,166.86
JPMorgan Chase & Co.	1,500,000	51,465.56
Freddie Mac	1,250,300	20,505.22
Other securities		340,265	3.69
		491,401	5.33

Industrials - 5.02%
Boeing Co.	1,750,000	115,010	1.25
Deere & Co.	1,200,000	86,556.94
Mitsubishi Corp. (4)	2,000,000	65,923.71
General Electric Co.	2,250,000	60,053.65
Raytheon Co.	1,040,000	58,531.63
Other securities		77,117.84
		463,190	5.02

Consumer discretionary - 4.81%
Lowe's Companies, Inc.	3,810,000	79,057.86
Johnson Controls, Inc.	2,400,000	68,832.75
Best Buy Co., Inc.	1,705,350	67,532.73
Other securities		228,321	2.47
		443,742	4.81

Telecommunication services - 3.83%
Sprint Nextel Corp., Series 1	12,000,000	114,000	1.24
AT&T Inc.	2,700,000	90,963.98
Vodafone Group PLC (4)	20,000,000	58,949.64
Other securities		89,372.97
		353,284	3.83

Consumer staples - 3.64%
Philip Morris International Inc.	2,300,000	113,597	1.23
Coca-Cola Co.	1,400,000	72,772.79
PepsiCo, Inc.	1,000,000	63,590.69
Other securities		85,356.93
		335,315	3.64

Utilities - 1.03%
Reliant Energy, Inc. (1)	3,250,000	69,127.75
Other securities		25,786.28
		94,913	1.03

MISCELLANEOUS - 3.64%
Other common stocks in initial period of acquisition		336,013	3.64

Total common stocks (cost: $5,113,048,000)		5,828,860	63.21

Preferred stocks - 0.25%

Other - 0.25%
Other securities		23,321.25
Total preferred stocks (cost: $27,274,000)		23,321.25

Rights & warrants - 0.00%		Market value (000)	Percent of net assets

Other - 0.00%
Other securities		-	.00
Total rights & warrants (cost: $117,000)		-	.00

Convertible securities - 0.46%

Other - 0.46%
Other securities		$42,596.46
Total convertible securities (cost: $47,000,000)		42,596.46

Bonds, notes & other debt instruments - 21.63%	Principal amount (000)

Mortgage-backed obligations (5) - 6.09%
Fannie Mae 0%-7.00% 2009-2047 (4)	$159,508	$158,817	1.72
Freddie Mac 5.00%-7.50% 2016-2038 (6)	113,912	113,906	1.24
Other securities		288,653	3.13
		561,376	6.09

Bonds & notes of U.S. government & government agencies - 5.73%
U.S. Treasury:
3.875% 2010	164,000	168,299
4.875% 2012	65,000	69,078
3.375%-9.25% 2008-2036	151,500	166,920	4.39
Fannie Mae 5.25%-7.25% 2012-2030	60,375	65,582.71
Freddie Mac 4.875%-5.25% 2008-2011	31,170	32,519.35
Federal Home Loan Bank 5.125%-5.625% 2013-2016	23,375	23,451.25
Other securities		2,740.03
		528,589	5.73

Financials - 1.86%
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,406
JPMorgan Chase Capital XXII, Series V, 6.45% 2087 (6)	2,560	2,201.06
Other securities		165,391	1.80
		170,998	1.86
Consumer discretionary - 1.78%
Other securities		164,476	1.78

Telecommunication services - 0.77%
SBC Communications Inc. 4.125%-5.10% 2009-2014	3,375	3,357
BellSouth Corp. 4.20% 2009	3,000	3,007
AT&T Corp. 8.00% 2031 (6)	2,000	2,303.09
Sprint Nextel Corp. 6.00%-8.75% 2016-2032	6,540	5,925
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,250.09
Other securities		54,094.59
		70,936.77

Health care - 0.76%
Abbott Laboratories 5.60% 2017	$1,935	$1,955.02
Other securities		67,865.74
		69,820.76

Other - 4.64%
Other securities		427,816	4.64
Total bonds, notes & other debt instruments (cost: $2,083,909,000)		1,994,011	21.63

Short-term securities - 14.46%

Federal Home Loan Bank 2.10%-2.43% due 7/28-9/19/2008	153,571	153,012	1.66
Freddie Mac 2.02%-2.095% due 7/9-11/7/2008	126,100	125,600	1.36
Procter & Gamble International Funding S.C.A. 2.18%-2.25% due 8/11-9/12/2008 (7)	111,800	111,277	1.21
Wal-Mart Stores Inc. 2.05%-2.08% due 12/9-12/16/2008 (7)	100,800	99,396	1.08
Pfizer Inc 1.95%-2.28% due 9/12-9/26/2008 (7)	65,000	64,579.70
AT&T Inc. 2.10%-2.25% due 7/10-7/28/2008 (7)	63,100	63,021.68
Coca-Cola Co. 2.06%-2.20% due 7/18-8/19/2008 (7)	61,800	61,657.67
U.S. Treasury Bills 1.48%-1.638% due 8/7-9/18/2008	60,000	59,791.65
Fannie Mae 1.70%-2.36% due 8/18-9/10/2008	54,300	54,113.59
Johnson & Johnson 2.05%-2.10% due 8/5-8/26/2008 (7)	49,000	48,853.53
IBM Corp. 2.16% due 8/19/2008 (7)	25,000	24,906
IBM Capital Inc. 2.15% due 9/10/2008 (7)	21,500	21,382.50
Jupiter Securitization Co., LLC 2.47%-2.60% due 7/14-7/18/2008 (7)	40,000	39,956.43
Abbott Laboratories 2.00% due 7/17/2008 (7)	37,300	37,255.40
Medtronic Inc. 2.25% due 7/23/2008 (7)	5,100	5,093.06
Other securities		363,770	3.94

Total short-term securities (cost: $1,334,420,000)		1,333,661	14.46

Total investment securities (cost: $8,605,768,000)		9,222,449	100.01
Other assets less liabilities		(629)	(0.01)

Net assets		$9,221,820	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holding listed below is shown in the preceding summary investment portfolio.  Further details on this holding and related transactions during the six months ended June 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 6/30/08 (000)
Rosetta Resources Inc. (1) (3)	2,970,000	-	-	2,970,000	-	$84,645

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 6/28-11/9/2005 at a cost of $48,481,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities", was $165,557,000, which represented 1.80% of the net assets of the fund.

(4) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities" was $813,066,000, which represented 8.82% of the net assets of the fund.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Coupon rate may change periodically.
(7) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,109,066,000, which represented 12.03% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financials Statements

Asset Allocation Fund
Investment portfolio

June 30, 2008
 unaudited

Common stocks — 63.21%	Shares	Market value (000)

ENERGY — 13.15%
Suncor Energy Inc.	3,943,618	$229,289
Schlumberger Ltd.	2,009,800	215,913
Chevron Corp.	1,584,328	157,054
Rosetta Resources Inc.[1,2,3]	2,970,000	84,645
Smith International, Inc.	1,000,000	83,140
Petro-Canada	1,400,000	78,525
Arch Coal, Inc.	1,000,000	75,030
Marathon Oil Corp.	1,200,000	62,244
Pioneer Natural Resources Co.	580,000	45,402
CONSOL Energy Inc.	395,000	44,386
Cameco Corp.	1,015,600	43,688
Baker Hughes Inc.	450,000	39,303
Occidental Petroleum Corp.	250,000	22,465
Murphy Oil Corp.	200,000	19,610
Energy XXI (Bermuda) Ltd.[1,4]	1,108,618	6,375
CNX Gas Corp.[1,5]	125,000	5,255
		1,212,324

HEALTH CARE — 9.13%
Medtronic, Inc.	2,250,000	116,438
Wyeth	2,100,000	100,716
Johnson & Johnson	1,500,000	96,510
Amgen Inc.[1]	1,800,000	84,888
Abbott Laboratories	1,400,000	74,158
United Therapeutics Corp.[1]	750,000	73,312
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	60,475
Eli Lilly and Co.	1,200,000	55,392
Boston Scientific Corp.[1]	4,000,000	49,160
Roche Holding AG4	271,780	48,924
Bristol-Myers Squibb Co.	2,000,000	41,060
Shire PLC (ADR)	500,000	24,565
Affymetrix, Inc.[1]	678,778	6,985
Schering-Plough Corp.	300,900	5,925
Altus Pharmaceuticals Inc.[1]	765,000	3,404
		841,912

INFORMATION TECHNOLOGY — 8.12%
International Business Machines Corp.	900,000	106,677
Microsoft Corp.	3,050,000	83,905
Nokia Corp. (ADR)	3,287,400	80,541
Cisco Systems, Inc.[1]	3,400,000	79,084
Yahoo! Inc.[1]	3,800,000	78,508
Hewlett-Packard Co.	1,500,000	66,315
Oracle Corp.[1]	3,000,000	63,000
Intel Corp.	2,500,000	53,700
Avnet, Inc.[1]	1,400,000	38,192
Kyocera Corp.[4]	380,000	35,744
Paychex, Inc.	700,000	21,896
Samsung Electronics Co., Ltd.[4]	30,000	17,944
Google Inc., Class A1	20,000	10,528
Nortel Networks Corp.[1]	1,200,000	9,864
DataPath, Inc.[1,3,4]	1,189,763	2,380
		748,278

MATERIALS — 5.51%
BHP Billiton Ltd.[4]	4,340,000	184,819
Newmont Mining Corp.	2,165,000	112,926
Rio Tinto PLC[4]	732,789	89,876
Alcoa Inc.	1,500,000	53,430
E.I. du Pont de Nemours and Co.	1,000,000	42,890
Weyerhaeuser Co.	480,000	24,547
		508,488

FINANCIALS — 5.33%
Fannie Mae	4,057,700	79,166
JPMorgan Chase & Co.	1,500,000	51,465
Wells Fargo & Co.	2,000,000	47,500
Bank of New York Mellon Corp.	1,200,000	45,396
Bank of America Corp.	1,600,000	38,192
T. Rowe Price Group, Inc.	600,000	33,882
AMP Ltd.[4]	4,925,210	31,530
Allied Irish Banks, PLC[4]	1,815,000	27,994
Citigroup Inc.	1,500,000	25,140
Freddie Mac	1,250,300	20,505
Affiliated Managers Group, Inc.[1]	220,000	19,813
Berkshire Hathaway Inc., Class A1	160	19,320
Marsh & McLennan Companies, Inc.	700,000	18,585
Marshall & Ilsley Corp.	999,999	15,330
XL Capital Ltd., Class A	600,000	12,336
National City Corp.[3]	1,100,000	5,247
		491,401

INDUSTRIALS — 5.02%
Boeing Co.	1,750,000	115,010
Deere & Co.	1,200,000	86,556
Mitsubishi Corp.[4]	2,000,000	65,923
General Electric Co.	2,250,000	60,053
Raytheon Co.	1,040,000	58,531
ITT Corp.	400,000	25,332
AirAsia Bhd.[1,4]	53,665,000	14,316
Robert Half International Inc.	500,000	11,985
Grafton Group PLC, units[1,4]	1,760,000	10,228
UAL Corp.[1]	1,002,469	5,233
AMR Corp.[1]	1,000,000	5,120
DigitalGlobe Inc.[1,3,4]	1,225,858	4,903
		463,190

CONSUMER DISCRETIONARY — 4.81%
Lowe’s Companies, Inc.	3,810,000	79,057
Johnson Controls, Inc.	2,400,000	68,832
Best Buy Co., Inc.	1,705,350	67,532
Target Corp.	1,150,000	53,464
Kohl’s Corp.[1]	1,244,500	49,830
Magna International Inc., Class A	600,000	35,544
Saks Inc.[1]	3,000,000	32,940
Fortune Brands Inc.	500,000	31,205
Penn National Gaming, Inc.[1]	495,000	15,914
Toyota Motor Corp.[4]	200,000	9,424
		443,742

TELECOMMUNICATION SERVICES — 3.83%
Sprint Nextel Corp., Series 1	12,000,000	114,000
AT&T Inc.	2,700,000	90,963
Vodafone Group PLC[4]	20,000,000	58,949
Verizon Communications Inc.	1,200,000	42,480
Telephone and Data Systems, Inc., Special Common Shares	575,000	25,358
KDDI Corp.[4]	3,400	21,086
American Tower Corp., Class A1	7,045	298
COLT Telecom Group SA1,4	51,200	150
		353,284

CONSUMER STAPLES — 3.64%
Philip Morris International Inc.	2,300,000	113,597
Coca-Cola Co.	1,400,000	72,772
PepsiCo, Inc.	1,000,000	63,590
Altria Group, Inc.	2,300,000	47,288
C&C Group PLC[4]	4,327,519	23,932
Origin Enterprises PLC[1,4]	1,773,300	14,136
		335,315

UTILITIES — 1.03%
Reliant Energy, Inc.[1]	3,250,000	69,127
KGen Power Corp.[1,3,4]	1,339,516	25,786
		94,913

MISCELLANEOUS — 3.64%
Other common stocks in initial period of acquisition		336,013

Total common stocks (cost: $5,113,048,000)		5,828,860

Preferred stocks — 0.25%

FINANCIALS — 0.25%
Barclays Bank PLC 7.434%[5,6]	4,640,000	4,359
Bank of America Corp., Series K, 8.00% noncumulative[6]	4,000,000	3,754
BNP Paribas 7.195%[5,6]	4,000,000	3,627
AXA SA, Series B, 6.379%[5,6]	4,000,000	3,217
QBE Capital Funding II LP 6.797%[5,6]	3,250,000	2,729
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,420
SMFG Preferred Capital USD 1 Ltd. 6.078%[5,6]	1,500,000	1,276
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	1,755,000	1,240
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[5,6]	2,300,000	1,023
XL Capital Ltd., Series E, 6.50%[6]	1,000,000	676

Total preferred stocks (cost: $27,274,000)		23,321

		Market value
Rights & warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,4,5]	2,250	$—

Total rights & warrants (cost: $117,000)		—

Convertible securities — 0.46%

FINANCIALS — 0.46%
National City Corp., Series G, 0% noncumulative convertible preferred[3,4]	470	42,596

Total convertible securities (cost: $47,000,000)		42,596

	Principal amount
Bonds, notes & other debt instruments — 21.63%	(000)

MORTGAGE-BACKED OBLIGATIONS[7] — 6.09%
Fannie Mae 7.00% 2009	$4	4
Fannie Mae 4.89% 2012	10,000	9,966
Fannie Mae 4.00% 2015	5,091	5,042
Fannie Mae 5.50% 2017	2,161	2,194
Fannie Mae 5.00% 2018	5,812	5,838
Fannie Mae 5.50% 2020	10,536	10,701
Fannie Mae 6.00% 2021	480	493
Fannie Mae 6.00% 2021	446	458
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	3,968	3,934
Fannie Mae 6.00% 2026	3,455	3,516
Fannie Mae 5.50% 2033	8,449	8,378
Fannie Mae 5.50% 2033	5,129	5,081
Fannie Mae 4.50% 2035	17,748	16,470
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	860	640
Fannie Mae 6.00% 2036	17,931	18,129
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,005	3,096
Fannie Mae 5.50% 2037	16,655	16,436
Fannie Mae 6.00% 2037	35,011	35,407
Fannie Mae 6.00% 2037[4]	4,516	4,502
Fannie Mae 6.50% 2037	2,042	2,092
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	723	757
Fannie Mae 7.00% 2047	4,229	4,381
Fannie Mae 7.00% 2047	1,257	1,302
Freddie Mac 6.50% 2016	731	757
Freddie Mac 5.00% 2018	1,999	2,006
Freddie Mac 5.00% 2023	3,950	3,907
Freddie Mac 6.00% 2026	18,074	18,394
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	735	745
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,589	5,710
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,666	5,652
Freddie Mac 5.726% 2037[6]	4,575	4,664
Freddie Mac 5.00% 2038	24,803	23,797
Freddie Mac 6.00% 2038	47,790	48,274
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	12,633	11,690
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,186	2,948
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	5,943	5,625
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	5,605	5,421
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.652% 2036[6]	5,645	5,416
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	5,012	4,736
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	3,716	2,881
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[6]	4,487	2,965
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.872% 2047[6]	14,281	10,344
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	3,125	2,920
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	7,057	5,893
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.252% 2036[6]	4,610	3,392
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	2,841	2,444
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	3,637	3,087
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.907% 2036[6]	12,960	10,808
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[6]	1,968	1,758
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[6]	5,645	4,609
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,744
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[6]	12,000	11,860
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[6]	2,625	2,581
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	1,724	1,534
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,184	3,206
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,484	1,299
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	3,000	3,060
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,153
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[6]	4,000	3,835
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.44% 2044[6]	10,000	9,669
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,858
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,775
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	9,464	8,264
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,723	3,355
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[5]	3,125	3,013
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[4,5]	2,125	1,949
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4,5]	2,375	1,982
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[4,5]	2,725	2,207
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[4,5]	2,950	2,333
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,488	6,901
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.836% 2036[6]	2,463	2,026
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.874% 2036[6]	3,244	2,500
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.365% 2036[6]	2,858	2,260
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,029
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[6]	2,000	2,006
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,035
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	4,727	4,841
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	3,800	3,604
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[4,5]	1,800	1,572
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[4,5]	700	597
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,644
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.611% 2035[6]	6,340	4,907
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.927% 2036[6]	711	576
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[4,5]	4,000	3,948
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[4,5]	1,460	1,326
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4,5]	4,000	3,902
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4,5]	335	302
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4,5]	335	300
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[4,5]	335	302
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[4,5]	335	302
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,990	5,002
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[6]	5,000	4,950
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	4,796
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[6]	5,602	4,470
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,692	3,490
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,417
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	400	399
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.915% (undated)[6]	3,000	2,808
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	1,521	1,440
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,615	1,555
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[4]	2,893	2,922
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,041	2,722
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[5]	2,500	2,674
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.653% 2037[6]	3,960	2,536
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	2,694	2,375
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	2,386	2,332
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.957% 2034[6]	1,896	1,845
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	1,770	1,753
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,013
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[6]	1,073	1,013
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	871	903
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[5,6]	422	421
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	277	276
Government National Mortgage Assn. 8.50% 2021	43	47
		561,376

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.73%
U.S. Treasury 3.375% 2008	6,500	6,532
U.S. Treasury 3.625% 2009	7,000	7,094
U.S. Treasury 3.875% 2010	164,000	168,299
U.S. Treasury 4.875% 2012	65,000	69,078
U.S. Treasury 4.875% 2012	40,000	42,431
U.S. Treasury 3.625% 2013	5,000	5,073
U.S. Treasury 7.25% 2016	2,000	2,458
U.S. Treasury 9.25% 2016	2,000	2,723
U.S. Treasury 8.875% 2017	3,000	4,086
U.S. Treasury 6.625% 2027	35,000	43,887
U.S. Treasury 5.50% 2028	16,000	17,866
U.S. Treasury 4.50% 2036	35,000	34,770
Fannie Mae 5.25% 2012	30,000	30,292
Fannie Mae 6.25% 2029	23,375	26,425
Fannie Mae 7.25% 2030	7,000	8,865
Freddie Mac 4.875% 2008	1,170	1,176
Freddie Mac 5.25% 2011	30,000	31,343
Federal Home Loan Bank 5.125% 2013	6,000	6,254
Federal Home Loan Bank 5.625% 2016	17,375	17,197
CoBank ACB 3.376% 2022[5,6]	3,445	2,740
		528,589

FINANCIALS — 1.86%
Citigroup Inc. 6.125% 2017	3,000	2,884
Citigroup Capital XXI 8.30% 2077[6]	5,825	5,515
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,650	2,532
Countrywide Home Loans, Inc., Series K, 5.625% 2009	435	424
Countrywide Home Loans, Inc., Series H, 6.25% 2009	1,490	1,468
Countrywide Financial Corp., Series A, 4.50% 2010	150	140
Countrywide Financial Corp., Series B, 5.80% 2012	3,325	3,147
Washington Mutual Bank, FA, Series 11, 6.875% 2011	2,750	2,366
Washington Mutual Bank, FA, Series 16, 5.125% 2015	2,000	1,542
Washington Mutual Preferred Funding Trust III 6.895% (undated)[5,6]	7,100	3,624
iStar Financial, Inc. 6.00% 2010	1,635	1,395
iStar Financial, Inc., Series B, 5.125% 2011	815	697
iStar Financial, Inc. 8.625% 2013	1,050	957
iStar Financial, Inc. 6.05% 2015	4,000	3,204
JPMorgan Chase Bank NA 6.00% 2017	3,500	3,406
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[6]	2,560	2,201
TuranAlem Finance BV 8.50% 2015	4,750	4,109
TuranAlem Finance BV 8.25% 2037[5]	1,750	1,468
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,955
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	3,000	3,497
Residential Capital Corp. 8.375% 2010[6]	3,250	1,381
General Motors Acceptance Corp. 6.875% 2011	1,750	1,258
General Motors Acceptance Corp. 6.875% 2012	500	343
General Motors Acceptance Corp. 6.75% 2014	3,105	2,053
Royal Bank of Scotland Group PLC 6.99% (undated)[5,6]	5,500	4,968
UniCredito Italiano SpA 5.584% 2017[5,6]	3,500	3,380
HVB Funding Trust III 9.00% 2031[5]	1,600	1,544
Lazard Group LLC 7.125% 2015	4,845	4,536
Lazard Group LLC 6.85% 2017	395	349
Merrill Lynch & Co., Inc., 6.875% 2018	5,000	4,767
Developers Diversified Realty Corp. 4.625% 2010	3,000	2,900
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,788
Wachovia Bank NA 6.60% 2038	4,875	4,261
SLM Corp., Series A, 5.00% 2015	5,000	4,237
Ford Motor Credit Co. 7.375% 2009	650	592
Ford Motor Credit Co. 7.375% 2011	2,000	1,624
Ford Motor Credit Co. 5.46% 2012[4,6]	2,750	2,008
International Lease Finance Corp. 4.35% 2008	1,500	1,498
American General Finance Corp., Series J, 6.50% 2017	3,000	2,640
Simon Property Group, LP 5.30% 2013	2,500	2,462
Simon Property Group, LP 5.875% 2017	1,500	1,443
E*TRADE Financial Corp. 8.00% 2011	1,575	1,457
E*TRADE Financial Corp. 7.875% 2015	2,560	2,214
Monumental Global Funding III 2.913% 2014[5,6]	4,000	3,563
Hospitality Properties Trust 6.70% 2018	4,015	3,454
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	3,500	3,437
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	3,500	3,394
Charles Schwab Corp., Series A, 6.375% 2017	2,000	1,996
Schwab Capital Trust I 7.50% 2037[6]	1,500	1,362
Realogy Corp., Term Loan, Letter of Credit, 5.313% 2013[6,7,8]	168	144
Realogy Corp., Term Loan B, 5.475% 2013[6,7,8]	624	534
Realogy Corp. 10.50% 2014	2,275	1,592
Realogy Corp. 11.00% 2014[9]	1,725	1,026
MetLife Capital Trust X 9.25% 2068[5,6]	3,000	3,239
Wells Fargo & Co. 4.375% 2013	3,250	3,150
HSBK (Europe) BV 7.25% 2017[5]	2,295	1,986
HSBK (Europe) BV 7.25% 2017	1,250	1,082
BOI Capital Funding (No. 2) LP 5.571% (undated)[5,6]	4,500	3,041
CIT Group Inc. 7.625% 2012	3,650	3,036
Agile Property Holdings Ltd. 9.00% 2013	3,400	2,928
HBOS PLC 6.75% 2018[5]	3,000	2,874
Capmark Financial Group Inc. 5.875% 2012	2,600	1,835
Capmark Financial Group Inc. 6.30% 2017	1,500	971
Allstate Corp., Series B, 6.125% 2067[6]	3,070	2,790
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	3,000	2,623
Liberty Mutual Group Inc. 6.50% 2035[5]	1,335	1,054
Liberty Mutual Group Inc. 7.50% 2036[5]	1,750	1,534
Kimco Realty Corp. 5.70% 2017	2,495	2,292
American Express Co. 8.15% 2038	2,000	2,229
Northern Rock PLC 5.60% (undated)[5,6]	200	116
Northern Rock PLC 6.594% (undated)[5,6]	3,200	1,856
Fifth Third Capital Trust IV 6.50% 2067[6]	3,000	1,742
Glen Meadow Pass-Through Trust 6.505% 2067[5,6]	2,000	1,699
Sumitomo Mitsui Banking Corp. 5.625% (undated)[5,6]	1,780	1,600
CNA Financial Corp. 7.25% 2023	1,550	1,441
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	1,800	1,394
Rouse Co. 6.75% 2013[5]	1,225	1,110
Assurant, Inc. 5.625% 2014	1,150	1,091
Brandywine Operating Partnership, LP 5.75% 2012	1,000	941
ProLogis 5.625% 2015	525	494
Plum Creek Timberlands, LP 5.875% 2015	125	114
		170,998

CONSUMER DISCRETIONARY — 1.78%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,650	5,226
Charter Communications Operating, LLC, Term Loan B, 4.90% 2014[6,7,8]	1,990	1,753
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[5]	650	619
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	1,075	1,110
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	5,590	4,172
Univision Communications, Inc., Second Lien Term Loan B, 4.983% 2009[6,7,8]	771	743
Univision Communications Inc. 7.85% 2011	475	447
Univision Communications, Inc., First Lien Term Loan B, 5.149% 2014[6,7,8]	1,410	1,165
Univision Communications Inc. 9.75% 2015[5,9]	10,590	7,837
American Media Operations, Inc., Series B, 10.25% 2009	6,325	5,107
American Media Operations, Inc., Series B, 10.25% 2009[5]	125	101
American Media Operations, Inc. 8.875% 2011	1,715	1,381
American Media Operations, Inc. 8.875% 2011[5]	62	50
CanWest Media Inc., Series B, 8.00% 2012	6,102	5,461
CanWest MediaWorks Inc. 9.25% 2015[5]	500	410
TL Acquisitions, Inc., Term Loan B, 4.98% 2014[6,7,8]	3,329	3,024
Thomson Learning 0%/13.25% 2015[5,10]	940	691
Thomson Learning 10.50% 2015[5]	2,150	1,871
Sun Media Corp. 7.625% 2013	2,000	1,945
Quebecor Media Inc. 7.75% 2016	2,075	1,940
Quebecor Media Inc. 7.75% 2016	1,325	1,239
Michaels Stores, Inc., Term Loan B, 4.75% 2013[6,7,8]	990	835
Michaels Stores, Inc. 10.00% 2014	3,575	3,115
Michaels Stores, Inc. 11.375% 2016	850	680
Hanesbrands Inc., Series B, 6.508% 2014[6]	4,585	4,287
Cox Communications, Inc. 7.875% 2009	4,000	4,105
Allison Transmission Holdings, Inc. 11.00% 2015[5]	750	675
Allison Transmission Holdings, Inc. 11.25% 2015[5,9]	3,850	3,350
Mohegan Tribal Gaming Authority 7.125% 2014	4,750	3,966
Comcast Corp. 6.95% 2037	4,000	3,946
Cablevision Systems Corp., Series B, 8.00% 2012	4,050	3,848
Macy’s Retail Holdings, Inc. 7.875% 2015	3,775	3,808
Boyd Gaming Corp. 7.75% 2012	1,000	868
Boyd Gaming Corp. 6.75% 2014	1,100	852
Boyd Gaming Corp. 7.125% 2016	2,725	2,023
Centex Corp. 5.25% 2015	3,285	2,612
Centex Corp. 6.50% 2016	1,090	916
Toys “R” Us, Inc. 7.625% 2011	3,820	3,438
Tenneco Automotive Inc. 8.625% 2014	3,865	3,430
Radio One, Inc., Series B, 8.875% 2011	2,930	2,498
Radio One, Inc. 6.375% 2013	975	717
McGraw-Hill Companies, Inc. 5.375% 2012	3,000	2,999
Time Warner Inc. 5.875% 2016	3,125	2,951
Neiman Marcus Group, Inc. 9.00% 2015[9]	2,900	2,878
Seneca Gaming Corp. 7.25% 2012	2,100	1,979
Seneca Gaming Corp., Series B, 7.25% 2012	950	895
Pinnacle Entertainment, Inc. 7.50% 2015	3,500	2,695
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	1,080
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,200	1,419
K. Hovnanian Enterprises, Inc. 6.50% 2014	250	164
Time Warner Cable Inc. 6.75% 2018	2,500	2,521
NTL Cable PLC 8.75% 2014	2,400	2,268
William Lyon Homes, Inc. 10.75% 2013	3,200	1,744
William Lyon Homes, Inc. 7.50% 2014	1,000	515
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,239
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,220
MGM MIRAGE 6.75% 2013	1,645	1,427
MGM MIRAGE 6.625% 2015	925	747
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,029
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,062
Warner Music Group 7.375% 2014	2,500	2,091
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,081
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,250	2,022
Education Management LLC and Education Management Finance Corp. 8.75% 2014	450	421
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,730	1,600
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	1,999
Young Broadcasting Inc. 10.00% 2011[4]	3,367	1,818
LBI Media, Inc. 8.50% 2017[5]	2,230	1,728
Cooper-Standard Automotive Inc. 7.00% 2012	375	315
Cooper-Standard Automotive Inc. 8.375% 2014	1,875	1,387
WDAC Intermediate Corp. 8.375% 2014[5]	1,675	1,281
WDAC Intermediate Corp. 8.50% 2014	375	418
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,725	1,665
Idearc Inc. 8.00% 2016	2,625	1,664
Sealy Mattress Co. 8.25% 2014	1,900	1,567
Thomson Reuters Corp. 5.95% 2013	1,500	1,508
iesy Repository GmbH 10.125% 2015	1,000	1,505
Ford Motor Co. 6.50% 2018	2,442	1,429
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,286
Liberty Media Corp. 8.25% 2030	1,375	1,205
News America Inc. 5.30% 2014	1,165	1,144
TRW Automotive Inc. 7.00% 2014[5]	1,250	1,091
Pulte Homes, Inc. 7.875% 2011	1,000	990
Standard Pacific Corp. 5.125% 2009	1,002	982
Local T.V. Finance LLC 9.25% 2015[5,9]	1,170	918
Meritage Homes Corp. 6.25% 2015	825	664
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[6,7,8]	405	391
Delphi Corp. 6.50% 2013[11]	985	211
Stoneridge, Inc. 11.50% 2012	2	2
		164,476

INDUSTRIALS — 0.92%
Nielsen Finance LLC, Term Loan B, 4.734% 2013[6,7,8]	1,559	1,455
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	6,700	6,784
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[5]	875	886
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[10]	10,550	7,306
US Investigations Services, Inc., Term Loan B, 5.551% 2015[6,7,8]	746	692
US Investigations Services, Inc. 10.50% 2015[5]	3,100	2,867
US Investigations Services, Inc. 11.75% 2016[5]	1,735	1,501
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	532
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[9]	3,865	3,904
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	350	352
Koninklijke Philips Electronics NV 5.75% 2018	4,800	4,711
General Electric Co. 5.25% 2017	4,500	4,334
Navios Maritime Holdings Inc. 9.50% 2014	4,125	4,238
Union Pacific Corp. 5.75% 2017	805	793
Union Pacific Corp. 5.70% 2018	3,000	2,933
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,7]	3,264	3,378
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,278	3,278
DAE Aviation Holdings, Inc. 11.25% 2015[5]	3,200	3,192
Raytheon Co. 4.85% 2011	3,000	3,038
THL Buildco, Inc. 8.50% 2014	4,480	2,890
Atlas Copco AB 5.60% 2017[5]	2,750	2,680
TFM, SA de CV 9.375% 2012	2,500	2,612
Ashtead Group PLC 8.625% 2015[5]	1,050	919
Ashtead Capital, Inc. 9.00% 2016[5]	1,775	1,571
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,463
Northwest Airlines, Inc., Term Loan B, 6.31% 2013[4,6,7,8]	929	739
Northwest Airlines, Inc., Term Loan A, 4.56% 2018[4,6,7,8]	2,188	1,652
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,125	2,121
Hertz Corp. 10.50% 2016	2,125	1,944
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	657	606
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	1,047	911
ARAMARK Corp., Term Loan B, 4.676% 2014[6,7,8]	146	137
ARAMARK Corp., Term Loan B, Letter of Credit, 4.676% 2014[6,7,8]	9	9
ARAMARK Corp. 8.50% 2015	1,125	1,108
Canadian National Railway Co. 4.95% 2014	1,225	1,218
Accuride Corp. 8.50% 2015	1,390	1,029
BNSF Funding Trust I 6.613% 2055[6]	1,115	1,011
DRS Technologies, Inc. 6.625% 2016	850	867
RSC Holdings III, LLC, Second Lien Term Loan B, 6.23% 2013[6,7,8]	895	767
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	78	76
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	178	175
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,11]	1,226	428
Alion Science and Technology Corp. 10.25% 2015	840	592
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	604	323
ACIH, Inc. 11.50% 2012[5,11]	1,815	263
		85,285

TELECOMMUNICATION SERVICES — 0.77%
American Tower Corp. 7.125% 2012	6,015	6,105
American Tower Corp. 7.50% 2012	250	254
American Tower Corp. 7.00% 2017[5]	5,675	5,647
SBC Communications Inc. 4.125% 2009	2,250	2,253
BellSouth Corp. 4.20% 2009	3,000	3,007
SBC Communications Inc. 5.10% 2014	1,125	1,104
AT&T Corp. 8.00% 2031[6]	2,000	2,303
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,250
Sprint Nextel Corp. 6.00% 2016	1,760	1,516
Sprint Capital Corp. 6.90% 2019	2,050	1,802
Sprint Capital Corp. 8.75% 2032	2,730	2,607
Telecom Italia Capital SA 7.20% 2036	4,000	3,879
Telecom Italia Capital SA 7.721% 2038	2,850	2,904
Centennial Communications Corp. 8.448% 2013[6]	1,000	970
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,527
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[6]	3,600	3,582
Rural Cellular Corp. 8.623% 2012[6]	1,300	1,316
Rural Cellular Corp. 5.682% 2013[6]	4,250	4,282
Verizon Communications Inc. 5.50% 2017	5,050	4,862
British Telecommunications PLC 5.95% 2018	3,500	3,352
Vodafone Group PLC 6.15% 2037	3,500	3,211
Level 3 Financing, Inc. 9.25% 2014	2,625	2,402
Windstream Corp. 8.125% 2013	2,225	2,231
Windstream Corp. 8.625% 2016	150	150
Cricket Communications, Inc. 9.375% 2014	2,460	2,380
Millicom International Cellular SA 10.00% 2013	2,010	2,141
MetroPCS Wireless, Inc. 9.25% 2014	1,500	1,451
Hawaiian Telcom Communications, Inc. 8.486% 2013[6]	175	67
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,545	1,031
Hawaiian Telcom Communications, Inc., Term Loan C, 5.31% 2014[6,7,8]	423	350
		70,936

HEALTH CARE — 0.76%
Tenet Healthcare Corp. 6.375% 2011	2,185	2,103
Tenet Healthcare Corp. 7.375% 2013	2,935	2,774
Tenet Healthcare Corp. 9.875% 2014	3,255	3,287
Tenet Healthcare Corp. 9.25% 2015	3,160	3,113
Bausch & Lomb Inc. 9.875% 2015[5]	8,225	8,287
Cardinal Health, Inc. 5.80% 2016	7,250	7,107
GlaxoSmithKline Capital Inc. 4.85% 2013	6,625	6,623
HealthSouth Corp. 10.75% 2016	5,750	6,210
VWR Funding, Inc. 10.25% 2015[6,9]	4,025	3,733
HCA Inc., Term Loan B, 5.051% 2013[6,7,8]	2,610	2,456
HCA Inc. 9.625% 2016[9]	875	903
PTS Acquisition Corp. 9.50% 2015[9]	3,460	3,114
AstraZeneca PLC 5.40% 2012	2,750	2,815
Biogen Idec Inc. 6.00% 2013	2,500	2,483
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,409
Hospira, Inc. 5.55% 2012	2,395	2,355
Abbott Laboratories 5.60% 2017	1,935	1,955
Amgen Inc. 6.15% 2018	1,875	1,888
Mylan Inc., Term Loan B, 5.75% 2014[6,7,8]	1,866	1,847
Symbion Inc. 11.00% 2015[5,9]	2,150	1,634
Viant Holdings Inc. 10.125% 2017[5]	1,621	1,386
Surgical Care Affiliates, Inc. 8.875% 2015[5,9]	800	704
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	595	634
		69,820

ASSET-BACKED OBLIGATIONS[7] — 0.74%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.612% 2013[6]	9,860	9,418
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	6,600	6,232
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[5]	6,860	6,099
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,230
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	2,678
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.233% 2034[6]	5,000	4,302
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 2.643% 2036[6]	4,000	3,542
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	3,250	3,092
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	3,000	3,007
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[6]	2,000	867
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[6]	4,250	2,106
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	2,849
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4,5]	3,000	2,760
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,750	2,753
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.782% 2019[4,5,6]	2,917	2,501
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 2.633% 2037[6]	2,875	2,224
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,636
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[4]	1,867	1,587
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 2.633% 2036[6]	2,065	1,311
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[6]	1,248	1,220
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	485	484
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[5]	700	698
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[5]	1,113	1,067
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	963	966
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[6]	2,500	804
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[6]	750	616
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[6]	750	615
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 3.283% 2034[6]	338	270
		67,934

UTILITIES — 0.70%
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.234% 2014[6,7,8]	1,343	1,247
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[5]	4,685	4,615
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[5]	3,885	3,827
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[5,9]	3,750	3,647
Edison Mission Energy 7.50% 2013	3,725	3,716
Edison Mission Energy 7.75% 2016	1,150	1,150
Midwest Generation, LLC, Series B, 8.56% 2016[7]	3,214	3,318
Edison Mission Energy 7.00% 2017	600	564
Edison Mission Energy 7.20% 2019	650	609
Edison Mission Energy 7.625% 2027	2,325	2,098
Intergen Power 9.00% 2017[5]	11,000	11,440
NRG Energy, Inc. 7.25% 2014	2,250	2,154
NRG Energy, Inc. 7.375% 2016	2,125	2,006
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,000	4,050
Veolia Environnement 5.25% 2013	3,650	3,651
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,040
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	2,500	2,453
Virginia Electric and Power Co., Series B, 5.95% 2017	1,750	1,762
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,158
Sierra Pacific Resources 8.625% 2014	550	579
AES Corp. 9.375% 2010	112	118
AES Corp. 8.75% 2013[5]	1,371	1,429
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,499
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,500	1,483
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,381
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[5,7]	1,245	1,238
		64,232

ENERGY — 0.69%
Williams Companies, Inc. 7.875% 2021	2,125	2,263
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,618
Williams Companies, Inc. 8.75% 2032	8,695	9,912
Enterprise Products Operating LP 6.875% 2033	4,025	3,964
Enterprise Products Operating LP 8.375% 2066[6]	235	235
Enterprise Products Operating LP 7.034% 2068[6]	9,155	8,017
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	6,220
Gaz Capital SA 8.146% 2018[5]	1,750	1,818
Gaz Capital SA, Series 9, 6.51% 2022	3,625	3,263
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,7]	5,000	4,246
Drummond Co., Inc. 7.375% 2016[5]	3,600	3,366
Husky Energy Inc. 6.80% 2037	3,375	3,354
Enbridge Energy Partners, LP 6.50% 2018[5]	3,000	3,018
Petroplus Finance Ltd. 6.75% 2014[5]	1,750	1,593
Petroplus Finance Ltd. 7.00% 2017[5]	1,550	1,376
Canadian Natural Resources Ltd. 5.70% 2017	3,000	2,944
TransCanada PipeLines Ltd. 6.35% 2067[6]	3,230	2,794
TEPPCO Partners LP 7.00% 2067[6]	2,025	1,760
International Coal Group, Inc. 10.25% 2014	1,250	1,278
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	678
		63,717

INFORMATION TECHNOLOGY — 0.67%
NXP BV and NXP Funding LLC 7.497% 2013[6]	€750	998
NXP BV and NXP Funding LLC 7.875% 2014	$1,650	1,526
NXP BV and NXP Funding LLC 8.625% 2015	€2,000	2,426
NXP BV and NXP Funding LLC 9.50% 2015	$6,665	5,815
Freescale Semiconductor, Inc. 9.125% 2014[9]	8,475	6,632
Freescale Semiconductor, Inc. 10.125% 2016	4,000	3,070
First Data Corp., Term Loan B2, 5.552% 2014[6,7,8]	5,956	5,503
Sanmina-SCI Corp. 6.75% 2013	3,575	3,226
Sanmina-SCI Corp. 8.125% 2016	1,925	1,742
Electronic Data Systems Corp., Series B, 6.50% 2013[6]	3,500	3,599
Electronic Data Systems Corp. 7.45% 2029	1,135	1,250
Ceridian Corp. 11.25% 2015[5]	5,150	4,686
Hughes Communications, Inc. 9.50% 2014	4,550	4,624
SunGard Data Systems Inc. 9.125% 2013	3,380	3,431
Hewlett-Packard Co. 5.50% 2018	3,000	2,944
Sensata Technologies BV 8.00% 2014[6]	3,010	2,784
Serena Software, Inc. 10.375% 2016	2,730	2,553
Cisco Systems, Inc. 5.25% 2011	2,375	2,447
National Semiconductor Corp. 6.15% 2012	1,175	1,187
Iron Mountain Inc. 6.625% 2016	980	921
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	740	289
		61,653

MATERIALS — 0.37%
ArcelorMittal 5.375% 2013[5]	3,000	2,963
Metals USA Holdings Corp. 8.698% 2012[6,9]	2,225	2,058
Metals USA, Inc. 11.125% 2015	700	732
Nalco Co. 7.75% 2011	2,615	2,628
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,440	2,568
Plastipak Holdings, Inc. 8.50% 2015[5]	2,750	2,558
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	799
Stone Container Corp. 8.375% 2012	500	441
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,203
Building Materials Corp. of America 7.75% 2014	2,950	2,434
International Paper Co. 7.95% 2018	2,300	2,291
Berry Plastics Holding Corp. 10.25% 2016[4]	3,175	2,254
Georgia Gulf Corp. 9.50% 2014	2,830	2,130
AEP Industries Inc. 7.875% 2013[4]	2,275	2,002
Georgia-Pacific Corp. 9.50% 2011	1,950	1,991
C10 Capital (SPV) Ltd. 6.722% undated[5,6]	1,800	1,658
Stora Enso Oyj 7.25% 2036[5]	2,000	1,585
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,150
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,302	1,048
		34,493

CONSUMER STAPLES — 0.36%
Constellation Brands, Inc. 8.375% 2014	1,275	1,297
Constellation Brands, Inc. 7.25% 2017	5,895	5,541
Stater Bros. Holdings Inc. 8.125% 2012	3,425	3,459
Stater Bros. Holdings Inc. 7.75% 2015	1,250	1,247
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,425	1,904
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,325	961
Albertson’s, Inc. 8.00% 2031[4]	2,500	2,498
Vitamin Shoppe Industries Inc. 10.176% 2012[4,6]	2,380	2,434
CVS Caremark Corp. 6.943% 2030[5,7]	2,481	2,391
Kraft Foods Inc. 6.875% 2038	2,375	2,316
Dole Food Co., Inc. 7.25% 2010	1,125	1,024
Dole Food Co., Inc. 8.875% 2011	1,195	1,070
JBS SA 10.50% 2016	2,025	2,045
Delhaize Group 6.50% 2017	1,750	1,768
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,583
Duane Reade Inc. 9.75% 2011	1,445	1,301
Cott Beverages Inc. 8.00% 2011	275	232
		33,071

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.19%
German Government 6.25% 2024	€6,000	10,809
United Mexican States Government, Series MI10, 9.50% 2014	MXN3,000	2,980
Indonesia (Republic of) 11.00% 2020	IDR 8,750,000	807
Indonesia (Republic of) 12.80% 2021	10,405,000	1,078
Indonesia (Republic of) 12.90% 2022	2,241,000	233
Turkey (Republic of) Treasury Bill 0% 2008	TRY1,875	1,524
		17,431

Total bonds, notes & other debt instruments (cost: $2,083,909,000)		1,994,011

Short-term securities — 14.46%

Federal Home Loan Bank 2.10%–2.43% due 7/28–9/19/2008	$153,571	153,012
Freddie Mac 2.02%–2.095% due 7/9–11/7/2008	126,100	125,600
Procter & Gamble International Funding S.C.A. 2.18%–2.25% due 8/11–9/12/2008[5]	111,800	111,277
Wal-Mart Stores Inc. 2.05%–2.08% due 12/9–12/16/2008[5]	100,800	99,396
Pfizer Inc 1.95%–2.28% due 9/12–9/26/2008[5]	65,000	64,579
AT&T Inc. 2.10%–2.25% due 7/10–7/28/2008[5]	63,100	63,021
Coca-Cola Co. 2.06%–2.20% due 7/18–8/19/2008[5]	61,800	61,657
U.S. Treasury Bills 1.48%–1.638% due 8/7–9/18/2008	60,000	59,791
Fannie Mae 1.70%–2.36% due 8/18–9/10/2008	54,300	54,113
Harley-Davidson Funding Corp. 2.10% due 7/9–7/14/2008[5]	50,000	49,958
United Parcel Service Inc. 2.11% due 8/13/2008[5]	50,000	49,836
Johnson & Johnson 2.05%–2.10% due 8/5–8/26/2008[5]	49,000	48,853
Merck & Co. Inc. 2.10%–2.15% due 7/25–8/15/2008	47,300	47,187
IBM Corp. 2.16% due 8/19/2008[5]	25,000	24,906
IBM Capital Inc. 2.15% due 9/10/2008[5]	21,500	21,382
Jupiter Securitization Co., LLC 2.47%–2.60% due 7/14–7/18/2008[5]	40,000	39,956
E.I. duPont de Nemours and Co. 2.12% due 7/2/2008[5]	39,500	39,495
Ciesco LLC 2.52% due 7/23/2008[5]	39,500	39,436
Abbott Laboratories 2.00% due 7/17/2008[5]	37,300	37,255
HSBC Finance Corp. 2.35% due 7/29/2008	32,000	31,939
Enterprise Funding Corp. 2.70% due 8/13/2008[5]	28,783	28,688
Variable Funding Capital Corp. 2.53% due 8/8/2008[5]	27,700	27,624
Brown-Forman Corp. 2.08% due 7/31/2008[5]	23,875	23,822
Genentech, Inc. 2.15% due 7/1/2008[5]	20,000	19,999
Private Export Funding Corp. 2.02% due 8/8/2008[5]	5,800	5,786
Medtronic Inc. 2.25% due 7/23/2008[5]	5,100	5,093

Total short-term securities (cost: $1,334,420,000)		1,333,661

Total investment securities (cost: $8,605,768,000)		9,222,449
Other assets less liabilities		(629)

Net assets		$9,221,820

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Purchased in a transaction exempt from registration under the securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Rosetta Resources Inc.	6/28–11/09/2005	$48,481	$84,645	.92%
National City Corp., Series G,
0% noncumulative convertible preferred	4/21/2008	47,000	42,596	.46
National City Corp.	4/21/2008	5,500	5,247	.06
KGen Power Corp.	12/19/2006	18,753	25,786	.28
DigitalGlobe Inc.	4/14/1999–7/31/2003	1,000	4,903	.05
DataPath, Inc.	6/23/2006	13,087	2,380	.03

Total restricted securities		$133,821	$165,557	1.80%

[4]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $813,066,000, which represented 8.82% of the net assets of the fund.

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,109,066,000, which represented 12.03% of the net assets of the fund.

[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,443,000, which represented .28% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Scheduled interest and/or principal payment was not received.

Key to abbreviations

ADR = American Depositary Receipts
€ = Euros
IDR = Indonesian Rupiah
MXN = Mexican Pesos
TRY = New Turkish Lire

Bond Fund
Investment portfolio

June 30, 2008
unaudited

Bonds, notes & other debt instruments — 87.27%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1] — 19.92%
Freddie Mac 4.00% 2015	$1,505	$1,479
Freddie Mac 5.50% 2023	3,318	3,343
Freddie Mac 5.00% 2035	5,285	5,084
Freddie Mac 5.00% 2035	5,104	4,910
Freddie Mac 5.50% 2035	2,503	2,473
Freddie Mac 5.50% 2035	2,498	2,468
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,740	1,763
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,004	2,286
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,607	1,986
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,043	7,054
Freddie Mac 6.00% 2036	47,781	48,376
Freddie Mac 4.781% 2037[2]	3,271	3,279
Freddie Mac 5.00% 2037	25,904	24,870
Freddie Mac 5.50% 2037	6,708	6,619
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,231	5,221
Freddie Mac 5.50% 2037	2,172	2,143
Freddie Mac 5.73% 2037[2]	5,570	5,667
Freddie Mac 5.867% 2037[2]	1,630	1,667
Freddie Mac 6.00% 2037	51,456	52,042
Freddie Mac 6.00% 2037	32,200	32,632
Freddie Mac 6.00% 2037	12,505	12,649
Freddie Mac 6.00% 2037	9,646	9,757
Freddie Mac 6.00% 2037	3,775	3,818
Freddie Mac 6.50% 2037	18,875	19,370
Freddie Mac 7.00% 2037	4,059	4,231
Freddie Mac 7.00% 2037	3,481	3,628
Freddie Mac 7.00% 2037	1,778	1,854
Freddie Mac 7.00% 2037	1,196	1,247
Freddie Mac 4.663% 2038[2]	5,427	5,397
Freddie Mac 4.944% 2038[2]	1,461	1,463
Freddie Mac 5.00% 2038	12,657	12,143
Freddie Mac 5.00% 2038	9,898	9,497
Freddie Mac 5.00% 2038	5,723	5,491
Freddie Mac 5.00% 2038	5,656	5,426
Freddie Mac 5.00% 2038	4,576	4,391
Freddie Mac 5.00% 2038	3,870	3,713
Freddie Mac 5.00% 2038	3,862	3,705
Freddie Mac 5.00% 2038	272	261
Freddie Mac 5.00% 2038	11	11
Freddie Mac 6.00% 2038	98,865	99,865
Freddie Mac 6.00% 2038	1,917	1,939
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	12,939
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,146
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,046
Fannie Mae 10.00% 2018	8	9
Fannie Mae 5.50% 2021	1,504	1,525
Fannie Mae 6.00% 2021	595	611
Fannie Mae, Series 2001-4, Class GA, 10.198% 2025[2]	114	128
Fannie Mae 6.00% 2026	3,069	3,123
Fannie Mae 5.50% 2027	9,557	9,510
Fannie Mae 6.00% 2027	19,714	20,063
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	139	148
Fannie Mae 7.50% 2031	23	25
Fannie Mae, Series 2001-20, Class C, 12.056% 2031[2]	58	66
Fannie Mae 5.50% 2033	15,336	15,207
Fannie Mae 5.00% 2035	2,775	2,670
Fannie Mae 5.50% 2035	1,285	1,272
Fannie Mae 5.50% 2036	4,001	3,951
Fannie Mae 6.00% 2036	8,462	8,555
Fannie Mae 5.00% 2037	4,023	3,862
Fannie Mae 5.00% 2037	3,429	3,292
Fannie Mae 5.00% 2037	2,381	2,286
Fannie Mae 5.382% 2037[2]	9,834	9,954
Fannie Mae 5.50% 2037	11,041	10,896
Fannie Mae 5.783% 2037[2]	11,270	11,437
Fannie Mae 6.00% 2037	12,739	12,891
Fannie Mae 6.00% 2037	12,542	12,668
Fannie Mae 6.00% 2037	3,839	3,854
Fannie Mae 6.173% 2037[2]	14,319	14,703
Fannie Mae 6.50% 2037	9,367	9,649
Fannie Mae 6.50% 2037	4,083	4,184
Fannie Mae 6.50% 2037	3,950	4,047
Fannie Mae 6.50% 2037	2,799	2,883
Fannie Mae 7.00% 2037	12,102	12,704
Fannie Mae 7.00% 2037	7,067	7,361
Fannie Mae 7.00% 2037	4,722	4,918
Fannie Mae 7.00% 2037	4,170	4,343
Fannie Mae 7.00% 2037	3,001	3,126
Fannie Mae 4.443% 2038[2]	4,427	4,384
Fannie Mae 4.50% 2034	19,000	17,605
Fannie Mae 4.539% 2038[2]	1,693	1,685
Fannie Mae 5.00% 2038	58,878	56,481
Fannie Mae 5.322% 2038[2]	2,543	2,578
Fannie Mae 6.50% 2038	4,584	4,696
Fannie Mae 7.00% 2038	3,324	3,462
Fannie Mae 7.00% 2038	1,279	1,342
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	108	114
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	99	101
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	141	148
Government National Mortgage Assn. 6.00% 2038	41,750	42,437
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[2]	18,471	15,600
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,732	4,132
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	9,772	8,808
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	5,013	4,606
Nykredit 4.00% 2035	DKr58,246	10,531
Nykredit 5.00% 2038	28,830	5,518
Nykredit 6.00% 2038	27,530	5,544
Nykredit 6.00% 2038	15,390	3,139
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	$2,174	1,349
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,092
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	16	16
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,939
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[3]	5,000	4,067
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,716
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,901
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.847% 2039[2]	1,225	1,192
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	7,000	6,850
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,234	4,043
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,086	1,792
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	1,573	1,496
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,302	1,224
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	2,432	2,141
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,465	2,138
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[2]	9,645	6,373
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.872% 2047[2]	3,361	2,434
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.951% 2047[2]	1,404	1,069
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	17	17
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	3,820	3,812
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	3,250	3,116
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	5,000	4,979
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	3,951
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	2,117	1,768
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	6,818	5,867
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	4,609	3,411
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	5,000	4,244
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	1,750	1,738
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3,4]	3,000	2,844
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	3,000	2,924
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[3,4]	4,500	4,060
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[3,4]	3,000	2,684
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	2,000	1,929
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	2,000	1,737
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	4,000	3,338
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3,4]	6,500	5,264
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	3,000	2,955
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	6,300	5,975
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3]	1,000	890
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,4]	1,300	1,136
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3,4]	500	427
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[2]	4,000	3,953
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.70% 2037[2,3]	2,000	1,532
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,401	2,385
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,485
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	8,169	6,785
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	2,927	2,104
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	2,284	1,939
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	4,373	4,138
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	6,532	6,182
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	5,604	5,245
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	1,038	1,004
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.652% 2036[2]	2,999	2,877
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2]	2,000	1,936
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.841% 2039[2]	3,160	3,120
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	2,445	2,326
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2]	1,065	986
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.681% 2034[2]	1,668	1,563
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 6.096% 2036[2]	4,877	3,636
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.625% 2037[2]	4,068	3,102
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.836% 2036[2]	5,018	4,129
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.365% 2036[2]	4,764	3,766
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.892% 2037[2]	5,324	3,988
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	2,021	1,781
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	1,913	1,540
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	6,763	6,513
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,613
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,000	3,763
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	500	479
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3,4]	6,000	5,568
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[3]	5,000	5,393
Bank of America 5.50% 2012[3]	5,000	5,193
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[2]	1,574	1,406
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.89% 2037[2]	1,527	1,358
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.961% 2037[2]	3,074	2,358
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,054	1,041
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	770
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,973
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.922% 2036[2]	6,173	4,651
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	4,441	4,175
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[4]	4,108	4,149
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.124% 2033[2]	564	555
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.957% 2034[2]	758	738
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	3,000	2,695
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	4,219	3,961
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2]	1,000	953
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[2]	3,000	2,970
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,274	1,190
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	2,919	2,712
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,705	3,820
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.826% 2037[2]	4,016	3,793
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	5,000	3,423
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	848	870
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.144% 2042[2]	2,550	2,520
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.603% 2046[2]	3,581	3,354
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	4,178	3,353
Northern Rock PLC 5.625% 2017[3]	3,000	3,022
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	2,925	2,769
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.915% 2049[2]	2,500	2,443
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	2,523	2,361
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,3]	74	74
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	2,321	2,299
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.37% 2030[2]	1,250	1,254
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.37% 2030[2]	1,000	1,001
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2]	1,650	1,580
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	319	320
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,172	1,216
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,353	1,285
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,249	1,279
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,174	1,202
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	926	935
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	771
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	484	504
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	430	433
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	397	400
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	92	92
		1,153,131

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.42%
U.S. Treasury 5.50% 2009	17,692	18,178
U.S. Treasury 5.75% 2010	8,420	8,961
U.S. Treasury 4.50% 2011	18,000	18,772
U.S. Treasury 4.875% 2011	14,790	15,631
U.S. Treasury 4.25% 2012	32,575	33,909
U.S. Treasury 4.875% 2012	28,590	30,328
U.S. Treasury 3.875% 2013	50,000	51,261
U.S. Treasury 4.25% 2013	15,000	15,660
U.S. Treasury 4.25% 2013	5,000	5,217
U.S. Treasury 4.00% 2014	14,690	15,157
U.S. Treasury 4.50% 2016	24,000	25,244
U.S. Treasury 5.125% 2016	233,800	255,034
U.S. Treasury 7.50% 2016	60,000	74,981
U.S. Treasury 9.25% 2016	11,000	14,976
U.S. Treasury 3.875% 2018	17,820	17,670
U.S. Treasury 8.50% 2020	25,500	35,160
U.S. Treasury 6.00% 2026	4,000	4,685
U.S. Treasury 5.25% 2029	8,500	9,227
U.S. Treasury 4.50% 2036	6,935	6,890
Freddie Mac 5.25% 2011	30,500	31,865
Freddie Mac 5.50% 2012	10,000	10,563
Freddie Mac: 5.75% 2012	40,000	42,454
Fannie Mae 5.50% 2011	5,000	5,250
Fannie Mae 5.25% 2012	26,000	26,253
Fannie Mae 4.625% 2013	20,000	19,553
CoBank ACB 7.875% 2018[3]	9,260	9,211
CoBank ACB 3.376% 2022[2,3]	21,925	17,440
Federal Home Loan Bank 5.625% 2016	10,000	9,898
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,050
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	391	399
		834,877

FINANCIALS — 12.99%
Residential Capital Corp. 8.375% 2010[2]	23,075	9,807
Residential Capital Corp. 8.50% 2010[3]	1,689	1,406
General Motors Acceptance Corp. 7.25% 2011	10,460	7,692
General Motors Acceptance Corp. 6.625% 2012	5,000	3,433
General Motors Acceptance Corp. 6.875% 2012	7,000	4,797
General Motors Acceptance Corp. 7.00% 2012	4,390	3,054
General Motors Acceptance Corp. 4.882% 2014[2]	5,000	3,231
General Motors Acceptance Corp. 6.75% 2014	1,500	992
AIG SunAmerica Global Financing VII 5.85% 2008[3]	1,000	1,001
American General Finance Corp., Series J, 2.999% 2011[2]	5,000	4,610
International Lease Finance Corp., Series R, 5.40% 2012	2,500	2,246
International Lease Finance Corp., Series R, 5.625% 2013	6,875	6,017
International Lease Finance Corp., Series R, 5.65% 2014	2,500	2,174
American General Finance Corp., Series J, 6.50% 2017	1,750	1,540
American General Finance Corp., Series J, 6.90% 2017	8,185	7,146
American International Group, Inc., Series G, 5.85% 2018	1,650	1,549
American International Group, Inc. 8.175% 2058[2,3]	1,000	944
ILFC E-Capital Trust I 5.90% 2065[2,3]	1,500	1,215
American International Group, Inc., Series A-1, 6.25% 2087[2]	2,835	2,226
JPMorgan Chase & Co. 4.891% 2015[2]	5,300	5,202
JPMorgan Chase Bank NA 6.00% 2017	2,250	2,190
JPMorgan Chase & Co. 6.00% 2018	2,000	1,952
Bear Stearns Companies Inc. 7.25% 2018	10,600	11,081
JPMorgan Chase & Co., Series I, 7.90% (undated)[2]	9,040	8,501
Citigroup Inc. 4.125% 2010	3,000	2,973
Citigroup Inc., Series E, 8.40% (undated)[2]	5,600	5,330
Citigroup Capital XXI 8.30% 2077[2]	20,000	18,936
Countrywide Home Loans, Inc. 5.875% 2008	£810	1,565
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$2,915	2,785
Countrywide Home Loans, Inc., Series K, 5.625% 2009	3,325	3,243
Countrywide Home Loans, Inc., Series H, 6.25% 2009	3,000	2,956
Countrywide Financial Corp., Series A, 4.50% 2010	990	922
Countrywide Financial Corp. 6.25% 2010	$ A1,200	1,016
Countrywide Home Loans, Inc., Series L, 4.00% 2011	$883	804
Countrywide Financial Corp., Series B, 3.21% 2012[2]	5,000	4,531
Countrywide Financial Corp., Series B, 5.80% 2012	7,615	7,208
Bank of America Corp. 5.30% 2017	13,095	12,041
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[2]	9,970	9,437
Ford Motor Credit Co. 9.75% 2010[2]	9,250	8,069
Ford Motor Credit Co. 7.25% 2011	2,425	1,881
Ford Motor Credit Co. 5.46% 2012[2,4]	6,670	4,869
Ford Motor Credit Co. 8.00% 2016	8,275	6,022
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	2,202
Westfield Group 5.40% 2012[3]	$5,000	4,905
Westfield Group 5.70% 2016[3]	3,130	2,928
Westfield Group 7.125% 2018[3]	9,500	9,756
Resona Bank, Ltd. 3.75% 2015[2]	€1,015	1,492
Resona Bank, Ltd. 4.125% (undated)[2]	970	1,265
Resona Bank, Ltd. 5.85% (undated)[2,3]	$18,880	16,265
Washington Mutual Bank 3.115% 2013[2]	4,265	3,445
Washington Mutual Bank, FA 5.50% 2013	2,000	1,601
Washington Mutual Bank, FA 5.65% 2014	1,000	781
Washington Mutual Bank, FA, Series 16, 5.125% 2015	5,645	4,352
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[2,3]	11,800	6,381
Washington Mutual Preferred Funding Trust III 6.895% (undated)[2,3]	3,900	1,991
Liberty Mutual Group Inc. 6.50% 2035[3]	435	343
Liberty Mutual Group Inc. 7.50% 2036[3]	4,875	4,275
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	4,700	3,761
Liberty Mutual Group Inc., Series C, 10.75% 2088[2,3]	10,295	9,879
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€1,635	2,519
UniCredito Italiano SpA 5.584% 2017[2,3]	$9,480	9,155
UniCredito Italiano SpA 6.00% 2017[3,4]	6,700	6,240
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	10,000	9,441
Merrill Lynch & Co., Inc., 6.875% 2018	8,840	8,428
HBOS PLC 6.75% 2018[3]	11,640	11,152
HBOS PLC 5.375% (undated)[2,3]	5,000	4,414
HBOS PLC 6.657% (undated)[2,3]	2,500	1,756
MetLife, Inc. 5.50% 2014	2,044	2,051
MetLife Capital Trust IV 7.875% 2067[2,3]	1,400	1,376
MetLife Capital Trust X 9.25% 2068[2,3]	11,900	12,848
Capmark Financial Group Inc. 3.366% 2010[2]	5,750	4,435
Capmark Financial Group Inc. 5.875% 2012	4,000	2,824
Capmark Financial Group Inc. 6.30% 2017	13,185	8,536
HSBK (Europe) BV 7.75% 2013	3,125	2,973
HSBK (Europe) BV 7.75% 2013[3]	505	480
HSBK (Europe) BV 7.25% 2017[3]	13,760	11,909
Royal Bank of Scotland Group PLC 6.99% (undated)[2,3]	16,940	15,303
Lehman Brothers Holdings Inc. 6.50% 2017	2,000	1,853
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	10,375	10,062
Lehman Brothers Holdings Inc. 7.50% 2038	2,200	2,046
Santander Issuances, SA Unipersonal 5.805% 2016[2,3]	7,300	7,058
Santander Perpetual, SA Unipersonal 4.375% (undated)[2]	€2,065	2,749
Santander Perpetual, SA Unipersonal 6.671% (undated)[2,3]	$3,000	2,903
CIT Group Inc. 6.875% 2009	2,500	2,327
CIT Group Inc. 3.187% 2011[2]	5,000	4,082
CIT Group Inc. 5.40% 2013	4,000	3,044
CIT Group Inc. 6.10% 2067[2]	4,500	2,072
PNC Funding Corp. 3.099% 2014[2]	5,000	4,524
PNC Funding Corp., Series II, 6.113% (undated)[2,3]	2,500	1,936
PNC Preferred Funding Trust III 8.70% (undated)[3]	5,000	4,985
ProLogis 5.50% 2012	2,500	2,443
ProLogis 6.625% 2018	8,280	8,171
Hospitality Properties Trust 6.85% 2012	340	327
Hospitality Properties Trust 6.75% 2013	1,500	1,426
Hospitality Properties Trust 5.125% 2015	560	454
Hospitality Properties Trust 6.30% 2016	1,300	1,152
Hospitality Properties Trust 5.625% 2017	5,155	4,191
Hospitality Properties Trust 6.70% 2018	3,530	3,037
CNA Financial Corp. 6.60% 2008	1,736	1,749
CNA Financial Corp. 5.85% 2014	625	600
CNA Financial Corp. 6.50% 2016	5,540	5,348
CNA Financial Corp. 7.25% 2023	3,000	2,789
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]	€1,645	2,501
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	$8,250	7,415
Realogy Corp., Term Loan, Letter of Credit, 5.313% 2013[1,2,5]	105	90
Realogy Corp., Term Loan B, 5.475% 2013[1,2,5]	390	333
Realogy Corp. 10.50% 2014	7,280	5,096
Realogy Corp. 11.00% 2014[6]	5,000	2,975
Realogy Corp. 12.375% 2015	2,500	1,237
Catlin Insurance Ltd. 7.249% (undated)[2,3]	13,110	9,583
Fifth Third Bancorp 8.25% 2038	3,000	2,436
Fifth Third Capital Trust IV 6.50% 2067[2]	11,900	6,910
Lincoln National Corp. 5.65% 2012	3,250	3,226
Lincoln National Corp. 7.00% 2066[2]	6,630	6,048
TuranAlem Finance BV 7.75% 2013[3]	1,000	847
TuranAlem Finance BV 8.50% 2015	2,750	2,379
TuranAlem Finance BV 8.50% 2015[3]	875	757
TuranAlem Finance BV 8.25% 2037[3]	5,000	4,194
New York Life Global Funding 3.875% 2009[3]	2,250	2,255
New York Life Global Funding 4.65% 2013[3]	5,700	5,660
Berkshire Hathaway Finance Corp. 5.40% 2018[3]	7,500	7,510
Kimco Realty Corp. 6.00% 2012	500	487
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,278
Kimco Realty Corp. 5.70% 2017	5,000	4,593
Rouse Co. 3.625% 2009	1,140	1,102
Rouse Co. 7.20% 2012	2,360	2,177
Rouse Co. 6.75% 2013[3]	4,500	4,077
Host Marriott, LP, Series M, 7.00% 2012	4,050	3,847
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	2,775
Hartford Financial Services Group, Inc. 6.30% 2018	2,160	2,162
Glen Meadow Pass-Through Trust 6.505% 2067[2,3]	5,250	4,459
SLM Corp., Series A, 5.40% 2011	1,210	1,106
SLM Corp., Series A, 5.45% 2011	5,906	5,397
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]	1,250	1,457
Prudential Financial, Inc. 8.875% 2068[2]	5,000	4,968
HSBC Holdings PLC 6.50% 2037	6,960	6,364
ZFS Finance (USA) Trust II 6.45% 2065[2,3]	5,000	4,442
ZFS Finance (USA) Trust V 6.50% 2067[2,3]	2,000	1,748
ORIX Corp. 5.48% 2011	6,680	6,182
American Express Co. 6.15% 2017	4,000	3,914
American Express Co. 6.80% 2066[2]	2,170	2,009
Chubb Corp. 5.75% 2018	2,480	2,408
Chubb Corp. 6.375% 2067[2]	3,505	3,211
ERP Operating LP 4.75% 2009	1,000	992
ERP Operating LP 6.625% 2012	2,000	2,033
ERP Operating LP 6.584% 2015	2,500	2,461
Wells Fargo Bank, National Assn. 4.75% 2015	3,000	2,865
Wells Fargo Bank, National Assn. 5.75% 2016	2,500	2,484
Genworth Financial, Inc. 6.15% 2066[2]	6,500	5,117
E*TRADE Financial Corp. 8.00% 2011	3,075	2,844
E*TRADE Financial Corp. 7.375% 2013	1,550	1,341
E*TRADE Financial Corp. 7.875% 2015	1,050	908
Kazkommerts International BV 7.00% 2009[3]	500	485
Kazkommerts International BV 7.875% 2014[3]	800	688
Kazkommerts International BV 8.00% 2015	1,300	1,079
Kazkommerts International BV 8.00% 2015[3]	1,250	1,037
Kazkommerts International BV, Series 4, 7.50% 2016	2,000	1,569
iStar Financial, Inc. 5.375% 2010	3,500	3,151
iStar Financial, Inc. 6.00% 2010	750	640
iStar Financial, Inc., Series B, 5.125% 2011	1,000	856
Charles Schwab Corp., Series A, 6.375% 2017	3,000	2,993
Schwab Capital Trust I 7.50% 2037[2]	1,740	1,580
Goldman Sachs Group, Inc. 6.15% 2018	2,750	2,673
Goldman Sachs Group, Inc. 6.75% 2037	2,000	1,835
Korea Development Bank 5.30% 2013	4,500	4,471
Monumental Global Funding 5.50% 2013[3]	2,490	2,494
Monumental Global Funding III 5.25% 2014[3]	2,000	1,930
Capital One Financial Corp. 6.15% 2016	5,000	4,414
Wachovia Bank NA 6.60% 2038	5,000	4,370
Principal Life Insurance Co. 6.25% 2012[3]	4,000	4,194
North Front Pass Through Trust 5.81% 2024[2,3]	3,125	2,904
Nationwide Mutual Insurance Co. 8.25% 2031[3]	750	753
Nationwide Mutual Insurance Co. 7.875% 2033[3]	515	497
Development Bank of Singapore Ltd. 7.875% 2009[3]	4,000	4,144
Nationwide Financial Services, Inc. 6.75% 2067[2]	5,155	4,094
AXA SA 6.463% (undated)[2,3]	5,000	4,007
Jackson National Life Global 5.375% 2013[3]	3,900	3,865
Lazard Group LLC 7.125% 2015	4,015	3,759
Lazard Group LLC 6.85% 2017	20	18
Silicon Valley Bank 5.70% 2012	4,000	3,725
Northern Rock PLC 5.60% (undated)[2,3]	1,800	1,044
Northern Rock PLC 6.594% (undated)[2,3]	4,400	2,552
ACE INA Holdings Inc. 5.875% 2014	1,080	1,084
ACE INA Holdings Inc. 5.80% 2018	1,400	1,348
ACE INA Holdings Inc. 6.70% 2036	1,155	1,122
Allstate Corp., Series B, 6.125% 2067[2]	980	891
Allstate Corp., Series A, 6.50% 2067[2]	3,000	2,629
UnumProvident Corp. 5.859% 2009	2,000	2,020
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,500	1,491
Simon Property Group, LP 4.875% 2010	1,000	992
Simon Property Group, LP 6.125% 2018	2,500	2,436
Sovereign Bancorp, Inc. 8.75% 2018	3,250	3,283
Downey Financial Corp. 6.50% 2014	4,065	3,068
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[2]	3,600	2,945
Banco Mercantil del Norte, SA 6.135% 2016[3]	1,550	1,517
Banco Mercantil del Norte, SA 6.862% 2021[2,3]	900	844
Shinsei Bank, Ltd. 3.75% 2016[2]	€1,030	1,422
Shinsei Bank, Ltd. 3.75% 2016[2]	675	932
Protective Life Insurance Co., Series 2007-D, 5.45% 2012	$2,250	2,235
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,233
SunTrust Banks, Inc. 7.25% 2018	$2,150	2,149
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	3,000	1,982
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,009
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	953
Developers Diversified Realty Corp. 3.875% 2009	1,000	988
Developers Diversified Realty Corp. 4.625% 2010	1,000	967
Société Générale 5.75% 2016[3]	1,650	1,614
Loews Corp. 6.00% 2035	1,800	1,605
Banco Santander-Chile 5.375% 2014[3]	1,500	1,468
Morgan Stanley 10.09% 2017	BRL3,000	1,444
City National Corp. 5.125% 2013	$1,500	1,430
Standard Chartered Bank 6.40% 2017[3]	1,400	1,371
Barclays Bank PLC 7.70% (undated)[2,3]	1,000	1,012
Chohung Bank 4.50% 2014[2]	1,030	983
Chevy Chase Bank, FSB 6.875% 2013	1,000	925
Assurant, Inc. 5.625% 2014	765	726
Zions Bancorporation 5.50% 2015	740	590
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	500	501
Advanta Capital Trust I, Series B, 8.99% 2026	500	315
Mangrove Bay Pass Through Trust 6.102% 2033[2,3,4]	390	172
Twin Reefs Asset Trust (XLFA), Series B, 3.449% 2079[2,3]	2,500	92
Plum Creek Timberlands, LP 5.875% 2015	185	169
		751,822

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 9.31%
Japanese Government 0.90% 2008	¥1,142,400	10,781
Japanese Government 1.30% 2011	1,114,000	10,632
Japanese Government 1.40% 2012	1,161,000	11,105
Japanese Government 1.50% 2014	720,000	6,890
Japanese Government 1.70% 2016	4,070,450	39,182
Japanese Government 1.70% 2017	218,050	2,088
Japanese Government 2.30% 2035	637,700	5,887
Israeli Government 6.00% 2010[4]	ILS74,730	22,810
Israeli Government 6.50% 2016[4]	14,615	4,493
Israeli Government 5.50% 2017[4]	46,960	13,430
Polish Government 6.00% 2009	PLN37,190	17,329
Polish Government 4.25% 2011	25,900	11,340
Polish Government 5.25% 2017	25,590	10,905
Singapore (Republic of) 4.375% 2009	$ S27,150	20,353
Singapore (Republic of) 3.125% 2011	14,955	11,413
Singapore (Republic of) 3.75% 2016	10,040	7,602
Swedish Government 5.00% 2009	SKr 69,635	11,614
Swedish Government 6.75% 2014	108,510	19,956
Swedish Government 5.00% 2020	39,290	6,840
United Kingdom 5.25% 2012	£1,110	2,214
United Kingdom 4.75% 2015	9,596	18,649
United Kingdom 4.00% 2016	2,670	4,927
United Kingdom 8.00% 2021	£1,030	2,582
United Kingdom 4.75% 2038	2,970	5,968
Spanish Government 2.90% 2008	€10,450	16,371
Spanish Government 6.15% 2013	10,620	17,590
German Government 3.75% 2013	4,510	6,826
German Government 3.50% 2016	1,665	2,437
German Government, Series 6, 4.00% 2016	2,960	4,466
German Government 3.75% 2017	12,515	18,516
Malaysian Government 3.869% 2010	MYR41,465	12,664
Malaysian Government 3.756% 2011	8,000	2,424
Malaysian Government 3.833% 2011	18,060	5,472
Malaysian Government 3.718% 2012	17,800	5,347
Malaysian Government 4.262% 2016	20,900	6,213
Queensland Treasury Corp. 6.00% 2011	$ A 6,040	5,600
Queensland Treasury Corp. 6.00% 2015	23,470	21,240
Queensland Treasury Corp. 6.00% 2017	4,610	4,124
Belgium (Kingdom of), Series 49, 4.00% 2017	€9,930	14,626
Belgium (Kingdom of), Series 40, 5.50% 2017	3,050	5,017
United Mexican States Government Global 9.875% 2010	$1,000	1,093
United Mexican States Government Global 6.375% 2013	1,260	1,329
United Mexican States Government, Series MI10, 9.50% 2014	MXN30,900	3,069
United Mexican States Government, Series M20, 10.00% 2024	48,400	4,978
United Mexican States Government Global 6.05% 2040	$9,000	8,699
Ireland Government 4.50% 2018	€3,570	5,401
Ireland Government 4.40% 2019	7,080	10,530
Netherlands Government Eurobond 4.25% 2013	4,870	7,491
Netherlands Government Eurobond 4.50% 2017	2,610	4,024
South Korean Government 5.00% 2011	KRW11,613,590	10,864
European Investment Bank 6.125% 2017	$ A9,110	8,144
Russian Federation 8.25% 2010[1]	$1,556	1,625
Russian Federation 8.25% 2010[1,3]	889	928
Russian Federation 7.50% 2030[1]	4,925	5,540
French Government O.A.T. Eurobond 4.75% 2035	€5,190	7,867
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,307
KfW 1.35% 2014	¥564,000	5,309
Panama (Republic of) Global 7.125% 2026	$390	414
Panama (Republic of) Global 9.375% 2029	500	656
Panama (Republic of) Global 6.70% 2036[1]	3,450	3,519
Argentina (Republic of) 1.933% 2012[1,2,4]	4,000	2,122
Argentina (Republic of) 5.83% 2033[1,4,6,7]	ARS10,139	1,970
Corporación Andina de Fomento 5.75% 2017	$3,000	2,921
Canadian Government 4.25% 2026[4,7]	$ C1,293	1,847
Austria (Republic of) 4.30% 2017	€1,100	1,665
Dominican Republic 9.04% 2018[1,3]	$1,093	1,120
El Salvador (Republic of) 7.65% 2035[3]	580	603
		538,958

CONSUMER DISCRETIONARY — 7.46%
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	894
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	353
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	6,200	5,890
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	4,093
Charter Communications Operating, LLC, Term Loan B, 4.90% 2014[1,2,5]	10,099	8,898
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[1,2,5]	4,988	4,967
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[3]	3,000	3,097
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	2,985
General Motors Corp. 7.20% 2011	5,210	4,025
General Motors Corp. 7.125% 2013	9,950	6,343
General Motors Corp. 7.25% 2013	€1,000	1,079
General Motors Corp. 8.80% 2021	$19,470	11,536
General Motors Corp. 9.40% 2021	1,000	625
General Motors Corp. 8.375% 2033	890	532
AOL Time Warner Inc. 6.875% 2012	6,250	6,399
Time Warner Inc. 5.875% 2016	1,510	1,426
AOL Time Warner Inc. 7.625% 2031	10,635	10,826
Time Warner Inc. 6.50% 2036	5,660	5,054
Tele-Communications, Inc. 9.80% 2012	2,000	2,256
Comcast Corp. 5.85% 2015	6,275	6,152
Comcast Corp. 6.30% 2017	3,380	3,355
Comcast Corp. 5.70% 2018	5,425	5,156
Comcast Corp. 6.95% 2037	630	622
Comcast Corp. 6.40% 2038	6,440	5,960
Univision Communications, Inc., Second Lien Term Loan B, 4.983% 2009[1,2,5]	559	539
Univision Communications Inc. 7.85% 2011	6,790	6,383
Univision Communications, Inc., First Lien Term Loan B, 5.149% 2014[1,2,5]	5,010	4,141
Univision Communications Inc. 9.75% 2015[3,6]	16,765	12,406
Federated Retail Holdings, Inc. 5.35% 2012	5,056	4,702
Macy’s Retail Holdings, Inc. 7.875% 2015	6,940	7,000
Federated Retail Holdings, Inc. 5.90% 2016	9,780	8,509
News America Inc. 4.75% 2010	2,000	1,996
News America Holdings Inc. 9.25% 2013	2,500	2,867
News America Holdings Inc. 8.25% 2018	4,885	5,505
News America Inc. 6.65% 2037	5,400	5,289
News America Inc. 6.75% 2038	1,000	1,026
Target Corp. 6.00% 2018	5,500	5,530
Target Corp. 7.00% 2038	9,500	9,771
Time Warner Cable Inc. 5.40% 2012	5,000	4,954
Time Warner Cable Inc. 6.75% 2018	9,000	9,076
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	2,854
K. Hovnanian Enterprises, Inc. 6.50% 2014	1,000	655
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,980	1,877
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,190	1,369
K. Hovnanian Enterprises, Inc. 7.50% 2016	1,780	1,193
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,625	4,134
MGM MIRAGE 6.00% 2009	4,750	4,697
MGM MIRAGE 6.75% 2012	4,000	3,610
MGM MIRAGE 6.75% 2013	1,250	1,084
MGM MIRAGE 5.875% 2014	1,700	1,385
MGM MIRAGE 7.50% 2016	1,000	827
J.C. Penney Co., Inc. 8.00% 2010	6,655	6,906
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,639
J.C. Penney Corp., Inc. 5.75% 2018	1,800	1,609
Michaels Stores, Inc., Term Loan B, 4.75% 2013[1,2,5]	2,227	1,879
Michaels Stores, Inc. 10.00% 2014	8,950	7,798
Michaels Stores, Inc. 0%/13.00% 2016[8]	750	366
Michaels Stores, Inc. 11.375% 2016	750	600
Standard Pacific Corp. 5.125% 2009	2,000	1,960
Standard Pacific Corp. 6.875% 2011	300	271
Standard Pacific Corp. 7.75% 2013	4,500	3,937
Standard Pacific Corp. 6.25% 2014	1,345	1,116
Standard Pacific Corp. 7.00% 2015	1,340	1,112
Allison Transmission Holdings, Inc., Term Loan B, 5.24% 2014[1,2,5]	4,963	4,435
Allison Transmission Holdings, Inc. 11.00% 2015[3]	4,350	3,915
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,224
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,755
Radio One, Inc., Series B, 8.875% 2011	7,410	6,317
Radio One, Inc. 6.375% 2013	1,650	1,213
CanWest Media Inc., Series B, 8.00% 2012	8,253	7,386
Beazer Homes USA, Inc. 8.625% 2011	5,000	4,325
Beazer Homes USA, Inc. 8.125% 2016	3,145	2,406
Thomson Corp. 6.20% 2012	1,035	1,053
Thomson Reuters Corp. 6.50% 2018	5,650	5,640
Cox Communications, Inc. 7.875% 2009	1,500	1,539
Cox Communications, Inc. 4.625% 2010	1,750	1,741
Cox Communications, Inc. 5.45% 2014	3,500	3,368
Toys “R” Us, Inc. 7.625% 2011	5,170	4,653
Toys “R” Us-Delaware, Inc., Term Loan B, 6.969% 2012[1,2,5]	2,000	1,936
Edcon Pty Ltd. 8.208% 2014[2,4]	€6,000	6,522
D.R. Horton, Inc. 8.00% 2009	$2,700	2,707
D.R. Horton, Inc. 5.25% 2015	4,700	3,760
Liberty Media Corp. 7.75% 2009	1,750	1,769
Liberty Media Corp. 7.875% 2009	2,200	2,232
Liberty Media Corp. 8.25% 2030	2,375	2,081
NTL Cable PLC 8.75% 2014	3,200	3,024
NTL Cable PLC 8.75% 2014	€1,000	1,445
NTL Cable PLC 9.75% 2014	£700	1,283
CSC Holdings, Inc., Series B, 8.125% 2009	$3,750	3,788
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	985
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	950
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	5,704
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,190
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,475
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,314
Clear Channel Communications, Inc. 5.50% 2014	1,425	856
Ford Motor Co., Term Loan B, 5.48% 2013[1,2,5]	5,197	4,209
Ford Motor Co. 6.50% 2018	555	325
Ford Motor Co. 8.875% 2022	315	202
Marriott International, Inc., Series J, 5.625% 2013	5,000	4,708
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,044
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	543
KB Home 5.875% 2015	1,630	1,361
KB Home 6.25% 2015	3,735	3,156
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,396
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,705
Thomson Learning 10.50% 2015[3]	4,500	3,915
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	744
Dex Media, Inc., Series B, 0%/9.00% 2013[8]	1,400	1,008
Dex Media, Inc., Series B, 0%/9.00% 2013[8]	1,250	900
Dex Media, Inc., Series B, 8.00% 2013	1,250	919
Seminole Tribe of Florida 5.798% 2013[1,3]	1,575	1,572
Seminole Tribe of Florida 7.804% 2020[1,3]	1,500	1,490
Toll Brothers, Inc. 4.95% 2014	765	676
Toll Brothers, Inc. 5.15% 2015	2,365	2,051
Kabel Deutschland GmbH 10.625% 2014	2,625	2,697
Meritage Corp. 7.731% 2017[3,4]	4,000	2,555
American Media Operations, Inc. 8.875% 2011	3,030	2,439
American Media Operations, Inc. 8.875% 2011[3]	110	89
Vidéotron Ltée 6.875% 2014	1,625	1,576
Vidéotron Ltée 6.375% 2015	1,000	933
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,355
Delphi Automotive Systems Corp. 6.50% 2009[9]	7,500	1,631
Delphi Corp. 6.50% 2013[9]	480	103
Delphi Automotive Systems Corp. 6.55% 2006[9]	500	110
Delphi Automotive Systems Corp. 7.125% 2029[9]	1,750	376
Dollar General Corp. 10.625% 2015	1,050	1,045
Dollar General Corp. 11.875% 2017[2,6]	1,150	1,093
Dillard’s, Inc. 6.625% 2008	700	701
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,393
Staples, Inc. 7.375% 2012	2,000	2,078
Centex Corp. 5.70% 2014	890	728
Centex Corp. 5.25% 2015	1,690	1,344
Boyd Gaming Corp. 7.75% 2012	1,350	1,171
Boyd Gaming Corp. 6.75% 2014	1,000	775
Visteon Corp. 8.25% 2010	283	253
Visteon Corp. 7.00% 2014	2,000	1,100
Visteon Corp. 12.25% 2016[3]	730	588
Neiman Marcus Group, Inc. 9.00% 2015[6]	1,900	1,886
Tenneco Automotive Inc. 8.625% 2014	2,000	1,775
Cinemark USA, Inc., Term Loan B, 4.44% 2013[1,2,5]	835	798
Cinemark, Inc. 0%/9.75% 2014[8]	1,000	955
MDC Holdings, Inc. 5.50% 2013	1,750	1,687
Quebecor Media Inc. 7.75% 2016	1,575	1,473
Young Broadcasting Inc. 10.00% 2011[4]	2,716	1,467
Goodyear Tire & Rubber Co. 6.678% 2009[2]	1,375	1,372
YUM! Brands, Inc. 7.70% 2012	1,000	1,074
Regal Cinemas Corp., Series B, 9.375% 2012[4]	1,000	1,029
Viacom Inc. 6.25% 2016	1,000	967
Claire’s Stores, Inc. 9.25% 2015	1,675	879
William Lyon Homes, Inc. 7.625% 2012	1,500	788
Sealy Mattress Co. 8.25% 2014	800	660
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	608
AMC Entertainment Inc. 8.00% 2014	675	602
		432,163

INDUSTRIALS — 4.16%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[1]	1,000	925
Continental Airlines, Inc. 8.75% 2011	2,000	1,350
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1]	3,570	3,459
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	220	181
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	1,279	1,055
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	1,805	1,642
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	3,126	2,884
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	1,169	1,070
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	3,909	3,322
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	634	553
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,325	1,014
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,632	2,507
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	2,462	2,315
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[1]	448	432
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1]	8,627	8,153
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[1]	1,000	872
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[1]	238	212
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	10,798	10,366
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	1,568	1,403
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.55% 2014[1,2,5]	4,316	4,181
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.65% 2014[1,2,5]	4,276	4,143
DAE Aviation Holdings, Inc. 11.25% 2015[3]	8,255	8,234
General Electric Co. 5.00% 2013	1,250	1,260
General Electric Co. 5.25% 2017	1,500	1,445
General Electric Capital Corp., Series A, 5.625% 2017	2,250	2,204
General Electric Capital Corp., Series A, 3.04% 2018[2]	1,000	919
General Electric Capital Corp., Series A, 5.625% 2018	4,750	4,602
General Electric Capital Corp., Series A, 3.164% 2026[2]	6,400	5,455
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[1]	1,310	1,140
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1]	1,546	1,492
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1]	1,850	1,693
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	8,535	8,194
AMR Corp. 9.00% 2016	1,500	773
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[1]	889	475
AMR Corp. 10.20% 2020	1,345	740
AMR Corp. 10.00% 2021[4]	1,200	660
Nielsen Finance LLC, Term Loan B, 4.734% 2013[1,2,5]	2,985	2,786
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,300	7,391
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[3]	1,500	1,519
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	4,200	2,908
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,240
Koninklijke Philips Electronics NV 6.875% 2038	10,000	10,357
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1]	321	316
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,9]	3,633	4,142
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	3,035	3,006
United Air Lines, Inc., Term Loan B, 4.938% 2014[1,2,5]	2,212	1,630
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[1]	309	305
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1]	458	449
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,4,9]	230	0
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1]	3,862	3,198
CSX Corp. 6.25% 2015	5,000	5,024
CSX Corp. 7.45% 2038	7,500	7,539
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	1,005
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	987
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,654
Allied Waste North America, Inc., Series B, 7.375% 2014	1,000	1,020
Allied Waste North America, Inc. 7.25% 2015	2,000	2,005
Allied Waste North America, Inc. 6.875% 2017	2,000	1,965
Hutchison Whampoa International Ltd. 7.00% 2011[3]	500	526
Hutchison Whampoa International Ltd. 6.50% 2013[3]	6,750	6,848
Northwest Airlines, Inc., Term Loan A, 4.56% 2018[1,2,4,5]	9,313	7,031
Canadian National Railway Co. 4.95% 2014	1,430	1,422
Canadian National Railway Co. 5.55% 2018	5,375	5,313
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,263
Kansas City Southern Railway Co. 8.00% 2015	2,000	2,030
John Deere Capital Corp. 5.40% 2011	2,000	2,041
John Deere Capital Corp., Series D, 4.50% 2013	3,500	3,460
ARAMARK Corp., Term Loan B, 4.676% 2014[1,2,5]	3,083	2,899
ARAMARK Corp., Term Loan B, Letter of Credit, 4.676% 2014[1,2,5]	196	184
ARAMARK Corp. 6.373% 2015[2]	200	188
ARAMARK Corp. 8.50% 2015	2,175	2,142
Ashtead Group PLC 8.625% 2015[3]	1,000	875
Ashtead Capital, Inc. 9.00% 2016[3]	4,500	3,983
B/E Aerospace 8.50% 2018	4,330	4,368
Union Pacific Corp. 5.75% 2017	1,080	1,064
Union Pacific Corp. 5.70% 2018	3,265	3,192
TFM, SA de CV 9.375% 2012	3,150	3,292
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	1,494	1,546
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	1,689	1,735
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,153
Atrium Companies, Inc., Term Loan B, 6.49% 2012[1,2,5]	3,456	2,972
US Investigations Services, Inc. 11.75% 2016[3]	2,955	2,556
American Standard Inc. 7.625% 2010	2,300	2,413
Tyco International Group SA 6.125% 2008	2,375	2,383
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,325
Atlas Copco AB 5.60% 2017[3]	2,340	2,280
THL Buildco, Inc. 8.50% 2014	3,225	2,080
USG Corp. 6.30% 2016	2,000	1,620
BNSF Funding Trust I 6.613% 2055[2]	1,680	1,523
Waste Management, Inc. 7.375% 2010	650	679
WMX Technologies, Inc. 7.10% 2026	500	507
Volvo Treasury AB 5.00% 2017	€590	847
RSC Holdings III, LLC, Second Lien Term Loan B, 6.23% 2013[1,2,5]	$696	596
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	463	487
		240,594

TELECOMMUNICATION SERVICES — 3.97%
Nextel Communications, Inc., Series E, 6.875% 2013	16,720	14,138
Nextel Communications, Inc., Series D, 7.375% 2015	17,740	14,734
Sprint Nextel Corp. 6.00% 2016	11,000	9,475
Sprint Capital Corp. 8.75% 2032	5,350	5,108
AT&T Corp. 7.30% 2011[2]	1,850	1,972
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,013
SBC Communications Inc. 5.10% 2014	2,700	2,650
SBC Communications Inc. 5.625% 2016	6,750	6,695
AT&T Inc. 5.50% 2018	11,335	11,004
AT&T Inc. 5.60% 2018	2,270	2,219
SBC Communications Inc. 6.45% 2034	2,130	2,063
Verizon Communications Inc. 5.25% 2013	5,000	4,976
Verizon Communications Inc. 5.50% 2017	8,885	8,554
Verizon Global Funding Corp. 7.75% 2030	1,900	2,047
Verizon Communications Inc. 6.40% 2038	2,710	2,531
Verizon Communications Inc. 6.90% 2038	4,000	3,965
Olivetti Finance NV 7.25% 2012	€905	1,460
Telecom Italia Capital SA 5.25% 2015	$4,000	3,666
Telecom Italia Capital SA 6.999% 2018	7,500	7,577
Telecom Italia SpA 7.75% 2033	€1,350	2,139
Telecom Italia Capital SA 7.20% 2036	$350	339
Telecom Italia Capital SA 7.721% 2038	6,750	6,879
U S WEST Capital Funding, Inc. 6.375% 2008	100	100
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,306
Qwest Capital Funding, Inc. 7.25% 2011	11,475	11,188
Qwest Communications International Inc. 7.25% 2011	4,000	3,885
Qwest Corp. 8.875% 2012	1,250	1,281
Qwest Capital Funding, Inc. 7.625% 2021	350	304
U S WEST Capital Funding, Inc. 6.875% 2028	700	564
British Telecommunications PLC 5.15% 2013	4,000	3,904
British Telecommunications PLC 5.95% 2018	12,500	11,971
American Tower Corp. 7.125% 2012	5,250	5,329
American Tower Corp. 7.50% 2012	4,500	4,568
American Tower Corp. 7.00% 2017[3]	1,650	1,642
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,741
Windstream Corp. 8.625% 2016	5,800	5,815
Cricket Communications, Inc. 9.375% 2014	4,880	4,721
Cricket Communications, Inc. 10.875% 2014	2,700	2,612
Rogers Wireless Inc. 7.25% 2012	3,825	4,053
Rogers Wireless Inc. 7.50% 2015	1,975	2,094
Rural Cellular Corp. 5.682% 2013[2]	5,500	5,541
Centennial Communications Corp. 8.448% 2013[2]	500	485
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	2,000	2,070
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	2,700	2,687
Singapore Telecommunications Ltd. 6.375% 2011[3]	5,000	5,215
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,077
Embarq Corp. 6.738% 2013	5,000	4,829
Cincinnati Bell Inc. 7.25% 2013	3,750	3,675
NTELOS Inc., Term Loan B, 5.27% 2011[1,2,5]	2,419	2,368
Hawaiian Telcom Communications, Inc. 8.486% 2013[2]	2,195	845
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	1,162
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	287
Intelsat, Ltd. 6.50% 2013	3,000	2,126
Digicel Group Ltd. 8.875% 2015[3]	2,000	1,893
Level 3 Financing, Inc. 9.25% 2014	2,000	1,830
France Télécom 7.75% 2011[2]	1,500	1,590
Deutsche Telekom International Finance BV 8.125% 2012[2]	€835	1,396
MetroPCS Wireless, Inc. 9.25% 2014	$225	218
		229,576

ASSET-BACKED OBLIGATIONS[1] — 3.17%
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 3.121% 2012[2]	7,550	7,215
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.871% 2013[2]	13,500	12,342
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,344
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,789
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,570
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	6,750	6,921
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	7,937	7,785
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	4,000	3,834
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,540
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,262
Chase Issuance Trust, Series 2007-A9, Class A, 2.501% 2014[2]	11,500	11,214
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	7,445	7,030
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.521% 2015[2,3]	5,000	4,394
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,279
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,469
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,412
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	9,340	9,352
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	4,110	4,070
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,696
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[3]	6,000	5,563
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	2,572	2,581
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	2,961	2,727
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 2.573% 2036[2]	4,780	4,312
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.543% 2037[2]	1,042	916
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	5,000	5,027
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	4,924	4,814
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	4,500	4,570
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	5,000	4,516
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	5,000	4,287
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,3,4]	4,500	3,915
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	4,000	3,902
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	4,000	3,847
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 2.601% 2012[2]	4,000	3,788
ABFC Trust, Series 2006-HE1, Class A-2C, 2.643% 2037[2]	5,000	3,297
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	3,014
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.728% 2013[2]	2,700	2,636
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	4,500	2,230
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2]	3,944	2,133
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3]	2,000	1,877
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	1,762	1,762
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,432
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[2]	1,500	1,349
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[2]	1,360	1,214
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.633% 2036[2]	1,350	894
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	874	854
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[4]	1,475	811
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 2.583% 2037[2]	1,865	525
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	419	307
		183,618

ENERGY — 2.63%
Williams Companies, Inc. 6.375% 2010[3]	1,000	1,015
Williams Companies, Inc. 7.125% 2011	500	520
Williams Companies, Inc. 8.125% 2012	6,180	6,520
Williams Companies, Inc. 7.875% 2021	7,330	7,806
Williams Companies, Inc. 8.75% 2032	2,400	2,736
Gaz Capital SA 6.51% 2022[3]	8,940	8,046
Gaz Capital SA, Series 9, 6.51% 2022	1,750	1,575
Gaz Capital SA 7.288% 2037[3]	3,000	2,772
Enterprise Products Operating LLC 5.65% 2013	3,375	3,366
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	995
Enterprise Products Operating LLC 6.50% 2019	2,380	2,397
Enterprise Products Operating LP 8.375% 2066[2]	3,160	3,164
Enterprise Products Operating LP 7.034% 2068[2]	2,440	2,137
TransCanada PipeLines Ltd. 6.35% 2067[2]	12,250	10,595
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,063
Kinder Morgan Energy Partners LP 6.00% 2017	380	376
Kinder Morgan Energy Partners LP 6.50% 2037	900	854
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	6,969
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]	2,026	2,030
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1]	28	28
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1]	675	749
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]	360	400
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	7,500	7,015
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]	6,733	6,480
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	3,715	3,575
Rockies Express Pipeline LLC 6.25% 2013[3]	4,640	4,696
Rockies Express Pipeline LLC 6.85% 2018[3]	4,300	4,360
Enbridge Energy Partners, LP 6.50% 2018[3]	7,940	7,989
Southern Natural Gas Co. 5.90% 2017[3]	2,510	2,410
El Paso Natural Gas Co. 5.95% 2017	1,500	1,455
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,960
Southern Natural Gas Co. 8.00% 2032	170	184
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	3,053
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,512
LUKOIL International Finance BV 6.656% 2022[3]	6,100	5,559
Marathon Oil Corp. 5.90% 2018	5,000	4,950
TEPPCO Partners LP 7.00% 2067[2]	4,700	4,085
Qatar Petroleum 5.579% 2011[1,3]	3,667	3,750
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]	2,891	2,904
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,3]	2,851	2,831
Transocean Inc. 6.00% 2018	2,665	2,674
Drummond Co., Inc. 7.375% 2016[3]	2,545	2,380
Polar Tankers, Inc. 5.951% 2037[1,3]	2,250	2,160
XTO Energy Inc. 6.25% 2017	2,000	2,024
Pemex Project Funding Master Trust 6.625% 2035	2,000	1,983
Sunoco, Inc. 5.75% 2017	2,000	1,905
Premcor Refining Group Inc. 6.75% 2011	1,250	1,273
Gulfstream Natural Gas 6.19% 2025[3]	1,220	1,150
		152,430

UTILITIES — 2.51%
Edison Mission Energy 7.75% 2016	6,000	6,000
Midwest Generation, LLC, Series B, 8.56% 2016[1]	1,586	1,638
Edison Mission Energy 7.00% 2017	4,050	3,807
Edison Mission Energy 7.20% 2019	5,250	4,922
Edison Mission Energy 7.625% 2027	4,500	4,061
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	10,000	10,126
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	8,500	8,281
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.234% 2014[1,2,5]	2,985	2,770
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[3]	7,025	6,920
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[3]	6,475	6,378
AES Corp. 9.50% 2009	695	718
AES Corp. 9.375% 2010	4,769	5,043
AES Corp. 8.75% 2013[3]	3,958	4,126
AES Red Oak, LLC, Series A, 8.54% 2019[1]	848	884
AES Ironwood, LLC 8.857% 2025[1]	1,079	1,125
AES Red Oak, LLC, Series B, 9.20% 2029[1]	2,500	2,594
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,147
MidAmerican Energy Co. 5.30% 2018	4,000	3,895
MidAmerican Energy Holdings Co. 5.75% 2018[3]	6,500	6,450
Veolia Environnement 5.25% 2013	2,070	2,070
Veolia Environnement 6.00% 2018	4,000	3,998
Veolia Environnement 6.125% 2033	€2,740	3,973
E.ON International Finance BV 5.80% 2018[3]	$9,740	9,573
ISA Capital do Brasil SA 7.875% 2012[3]	625	648
ISA Capital do Brasil SA 8.80% 2017[3]	6,500	6,776
Ohio Edison Co. 6.40% 2016	4,500	4,496
Ohio Edison Co. 6.875% 2036	2,300	2,249
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	3,920	3,847
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	2,000	1,862
NRG Energy, Inc. 7.25% 2014	725	694
NRG Energy, Inc. 7.375% 2016	4,675	4,412
Israel Electric Corp. Ltd. 7.70% 2018[3]	500	521
Israel Electric Corp. Ltd. 7.25% 2019[3]	2,600	2,659
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,431
National Grid PLC 6.30% 2016	2,315	2,322
SP PowerAssets Ltd. 3.80% 2008[3]	2,000	2,003
ENEL SpA 5.625% 2027	€1,130	1,698
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	$150	150
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,446
Mirant Americas Generation, Inc. 8.30% 2011	1,400	1,453
Scottish Power PLC 5.375% 2015	1,230	1,175
Cilcorp Inc. 8.70% 2009	1,000	1,027
Exelon Generation Co., LLC 6.95% 2011	950	983
Constellation Energy Group, Inc. 6.125% 2009	905	918
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	101
		145,370

INFORMATION TECHNOLOGY — 2.16%
NXP BV and NXP Funding LLC 5.463% 2013[2]	8,025	7,092
NXP BV and NXP Funding LLC 7.497% 2013[2]	€1,100	1,464
NXP BV and NXP Funding LLC 7.875% 2014	$14,950	13,829
NXP BV and NXP Funding LLC 8.625% 2015	€3,900	4,731
NXP BV and NXP Funding LLC 9.50% 2015	$12,000	10,470
Freescale Semiconductor, Inc., Term Loan B, 4.209% 2013[1,2,5]	1,287	1,170
Freescale Semiconductor, Inc. 6.651% 2014[2]	2,500	1,987
Freescale Semiconductor, Inc. 8.875% 2014	8,350	6,826
Freescale Semiconductor, Inc. 9.125% 2014[6]	6,575	5,145
Freescale Semiconductor, Inc. 10.125% 2016	5,475	4,202
Jabil Circuit, Inc. 5.875% 2010	3,060	3,003
Jabil Circuit, Inc. 8.25% 2018[3]	7,700	7,719
Western Union Co. 2.869% 2008[2]	4,000	3,997
Western Union Co. 5.93% 2016	6,000	5,894
Sanmina-SCI Corp. 5.526% 2014[2,3]	2,000	1,860
Sanmina-SCI Corp. 8.125% 2016	7,425	6,720
Celestica Inc. 7.875% 2011	5,775	5,804
Celestica Inc. 7.625% 2013	1,925	1,858
SunGard Data Systems Inc. 9.125% 2013	5,500	5,582
Oracle Corp. 6.50% 2038	5,000	5,029
First Data Corp., Term Loan B2, 5.552% 2014[1,2,5]	4,963	4,585
National Semiconductor Corp. 6.15% 2012	4,500	4,547
KLA-Tencor Corp. 6.90% 2018	3,750	3,683
Ceridian Corp. 11.25% 2015[3]	3,900	3,549
Xerox Corp. 7.125% 2010	2,500	2,583
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	1,500	1,542
Exodus Communications, Inc. 11.625% 2010[4,9]	376	0
		124,871

HEALTH CARE — 2.05%
HealthSouth Corp. 9.133% 2014[2]	8,180	8,344
HealthSouth Corp. 10.75% 2016	6,715	7,252
Schering-Plough Corp. 5.375% 2014	€1,020	1,482
Schering-Plough Corp. 6.00% 2017	$4,840	4,788
Schering-Plough Corp. 6.75% 2033[2]	3,655	3,732
Tenet Healthcare Corp. 6.375% 2011	700	674
Tenet Healthcare Corp. 9.875% 2014	5,090	5,141
Tenet Healthcare Corp. 9.25% 2015	3,995	3,935
HCA Inc., Term Loan B, 5.051% 2013[1,2,5]	7,407	6,969
HCA Inc. 9.125% 2014	580	595
HCA Inc. 9.25% 2016	680	702
HCA Inc. 9.625% 2016[6]	680	702
GlaxoSmithKline Capital Inc. 5.65% 2018	8,970	8,952
Amgen Inc. 4.00% 2009	2,500	2,504
Amgen Inc. 6.15% 2018	6,245	6,288
Biogen Idec Inc. 6.00% 2013	7,750	7,698
Coventry Health Care, Inc. 6.30% 2014	7,800	7,362
UnitedHealth Group Inc. 5.375% 2016	5,000	4,705
UnitedHealth Group Inc. 6.875% 2038	2,550	2,420
VWR Funding, Inc. 10.25% 2015[2,6]	7,320	6,789
PTS Acquisition Corp. 9.50% 2015[6]	7,295	6,565
AstraZeneca PLC 5.40% 2012	4,500	4,606
WellPoint, Inc. 5.25% 2016	625	588
WellPoint, Inc. 5.875% 2017	3,000	2,905
Viant Holdings Inc. 10.125% 2017[3]	3,240	2,770
Mylan Inc., Term Loan B, 5.75% 2014[1,2,5]	2,587	2,561
Elan Finance PLC and Elan Finance Corp. 6.807% 2013[2]	2,440	2,257
Surgical Care Affiliates, Inc. 10.00% 2017[3]	2,500	1,963
Humana Inc. 6.45% 2016	1,500	1,457
Cardinal Health, Inc. 5.80% 2016	1,235	1,211
Boston Scientific Corp. 7.00% 2035	1,045	925
		118,842

MATERIALS — 1.59%
C5 Capital (SPV) Ltd. 6.196% (undated)[2,3]	5,000	4,843
C10 Capital (SPV) Ltd. 6.722% (undated)[2,3]	5,250	4,837
Bayer AG 5.00% (undated)[2]	€7,030	9,412
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	$2,000	1,755
Stone Container Corp. 8.375% 2012	2,250	1,986
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,324
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,835	2,282
International Paper Co. 5.85% 2012	520	501
International Paper Co. 7.95% 2018	7,785	7,755
Abitibi-Consolidated Co. of Canada 15.50% 2010[3]	1,304	1,030
Abitibi-Consolidated Co. of Canada 6.276% 2011[2]	1,650	817
Abitibi-Consolidated Inc. 7.75% 2011	2,285	1,165
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	209
Abitibi-Consolidated Co. of Canada 8.375% 2015	6,780	3,085
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,763
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,144
Georgia Gulf Corp. 9.50% 2014	6,000	4,515
Alcoa Inc. 5.55% 2017	4,700	4,408
Stora Enso Oyj 7.25% 2036[3]	4,950	3,922
NewPage Corp., Series B, 10.00% 2012	3,500	3,561
UPM-Kymmene Corp. 5.625% 2014[3]	4,000	3,557
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,380
Rohm and Haas Co. 6.00% 2017	3,000	2,926
Algoma Steel Inc. 9.875% 2015[3]	3,000	2,865
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,433	2,764
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,180
Domtar Corp. 5.375% 2013	$500	445
Domtar Corp. 7.125% 2015	1,500	1,436
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,861
Plastipak Holdings, Inc. 8.50% 2015[3]	$2,000	1,860
JSG Funding PLC 7.75% 2015	2,000	1,830
Building Materials Corp. of America 7.75% 2014	1,850	1,526
Georgia-Pacific Corp. 8.125% 2011	500	496
Georgia-Pacific Corp., First Lien Term Loan B, 4.446% 2012[1,2,5]	999	944
Allegheny Technologies, Inc. 8.375% 2011	500	530
Ainsworth Lumber Co. Ltd. 7.25% 2012[9]	45	21
		91,935

CONSUMER STAPLES — 0.70%
Tesco PLC 5.50% 2017[3]	6,955	6,779
Tesco PLC 5.50% 2033	£330	592
Tesco PLC 6.15% 2037[3]	$5,000	4,650
CVS Caremark Corp. 6.943% 2030[1,3]	7,516	7,244
SUPERVALU INC., Term Loan B, 3.733% 2012[1,2,5]	1,801	1,739
SUPERVALU INC. 7.50% 2012	585	594
Albertson’s, Inc. 7.25% 2013	1,790	1,827
Albertson’s, Inc. 8.00% 2031[4]	2,000	1,998
Kroger Co. 6.40% 2017	4,130	4,220
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,575
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,421
Tyson Foods, Inc. 6.85% 2016[2]	4,305	3,934
Safeway Inc. 6.35% 2017	1,600	1,649
Kraft Foods Inc. 6.125% 2018	1,575	1,534
		40,756

MUNICIPALS — 0.23%
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 8.25% 2025[2]	10,000	10,000
State of North Carolina, Eastern Municipal Power Agency., Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,581
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,302	1,206
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	203	199
		12,986

Total bonds, notes & other debt instruments (cost: $5,250,844,000)		5,051,929

	Shares or
Convertible securities — 0.75%	principal amount

FINANCIALS — 0.54%
Bank of America Corp., Series L, 7.25% convertible preferred	20,000	17,700
Countrywide Financial Corp., Series A, 0.00% convertible debentures 2037[2,3]	$7,500,000	7,266
Countrywide Financial Corp., Series A, 0.00% convertible debentures 2037[2]	$3,500,000	3,391
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[4,10]	60,000	2,740
		31,097

CONSUMER DISCRETIONARY — 0.15%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	$8,640,000	6,588
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,391
		8,979

MISCELLANEOUS — 0.06%
Other convertible securities in initial period of acquisition		3,540

Total convertible securities (cost: $46,205,000)		43,616

		Market value
Preferred stocks — 3.25%	Shares	(000)

FINANCIALS — 3.14%
Fannie Mae, Series S, 8.25% noncumulative	615,600	$14,130
Fannie Mae, Series O, 7.00%[2,3]	271,000	12,847
SMFG Preferred Capital USD 1 Ltd. 6.078%[2,3]	18,133,000	15,423
Washington Mutual Preferred Funding Trust IV 9.75%[2,3]	13,800,000	10,883
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[2,3]	10,000,000	4,448
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[2]	14,650,000	12,718
Freddie Mac, Series Z, 8.375%	284,300	6,921
Freddie Mac, Series Y, 6.55%	125,050	2,457
Freddie Mac, Series W, 5.66%	127,000	2,267
Barclays Bank PLC 7.434%[2,3]	10,400,000	9,771
Société Générale 5.922%[2,3]	10,070,000	8,571
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,3]	10,800,000	7,627
Bank of America Corp., Series K, 8.00% noncumulative[2]	7,600,000	7,132
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,3]	7,500,000	6,482
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up2,3	6,030,000	6,294
Standard Chartered PLC 6.409%[2,3]	7,400,000	5,947
ILFC E-Capital Trust II 6.25%[2,3]	6,365,000	5,320
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,3]	4,900,000	4,168
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[2]	800,000	1,098
BNP Paribas 7.195%[2,3]	4,500,000	4,081
BNP Paribas Capital Trust 9.003% noncumulative trust[2,3]	850,000	887
Santander Finance Preferred S.A., Unipersonal, 6.50%	200,000	4,233
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[2]	3,100,000	3,824
PNC Preferred Funding Trust I 6.517%[2,3]	4,700,000	3,750
RBS Capital Trust IV 3.601% noncumulative trust[2]	4,500,000	3,566
XL Capital Ltd., Series E, 6.50%[2]	4,476,000	3,026
ING Capital Funding Trust III 8.439% noncumulative[2]	2,700,000	2,730
AXA SA, Series B, 6.379%[2,3]	3,360,000	2,703
National City Corp., Series F, 9.875%, depositary shares	121,500	2,387
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	65,000	1,911
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,3]	1,502,000	1,389
QBE Capital Funding II LP 6.797%[2,3]	1,415,000	1,188
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	750,000	759
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[3]	520,000	553
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	473
		181,964

MISCELLANEOUS — 0.11%
Other preferred stocks in initial period of acquisition		6,146

Total preferred stocks (cost: $224,915,000)		188,110

Common stocks — 0.22%

CONSUMER DISCRETIONARY — 0.09%
Ford Motor Co.[11]	747,930	3,598
Time Warner Cable Inc., Class A11	49,136	1,301
Adelphia Recovery Trust, Series ACC-1[4,11]	2,409,545	120
Adelphia Recovery Trust, Series ACC-6B4,11	500,000	—
		5,019

UTILITIES — 0.05%
Drax Group PLC	200,094	2,946

INDUSTRIALS — 0.04%
DigitalGlobe Inc.[4,10,11]	306,464	1,226
Northwest Airlines Corp.[11]	138,948	926
Delta Air Lines, Inc.[11]	34,408	196
UAL Corp.	1,580	8
		2,356

TELECOMMUNICATION SERVICES — 0.04%
American Tower Corp., Class A11	42,271	1,786
Sprint Nextel Corp., Series 1	33,726	320
Embarq Corp.	1,686	80
XO Holdings, Inc.[11]	1,134	—
		2,186

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[11]	32,500	103

HEALTH CARE — 0.00%
Clarent Hospital Corp.[4,11]	16,114	1

Total common stocks (cost: $16,130,000)		12,611

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	2,273	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	1,704	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[3,4,11]	1,000	—

Total rights & warrants (cost: $52,000)		—

	Principal amount
Short-term securities — 10.13%	(000)

IBM Capital Inc. 2.20%–2.26% due 9/10–9/18/2008[3]	$36,300	36,089
IBM Corp.2.18%–2.20% due 8/6–9/12/2008[3]	15,200	15,119
Coca-Cola Co. 2.16% due 8/11–8/20/2008[3]	46,300	46,155
Abbott Laboratories 2.22% due 8/1–8/4/2008[3]	40,900	40,816
NetJets Inc. 2.07%–2.15% due 7/21–8/1/2008[3]	36,100	36,039
Paccar Financial Corp. 1.98%–2.01% due 8/13–8/14/2008	36,000	35,881
Procter & Gamble International Funding S.C.A. 2.02%–2.30% due 7/18–9/17/2008[3]	33,200	33,125
Wal-Mart Stores Inc. 1.99% due 8/5/2008[3]	30,000	29,924
Honeywell International Inc. 2.08% due 7/28/2008[3]	25,600	25,549
Wells Fargo & Co. 2.17% due 8/15/2008	25,000	24,920
Genentech, Inc. 2.15%–2.23% due 7/15–8/12/2008[3]	24,800	24,743
Estée Lauder Companies Inc. 2.20% due 7/24/2008[3]	22,650	22,617
Walt Disney Co. 2.10% due 7/9/2008	21,400	21,386
E.I. duPont de Nemours and Co. 2.15% due 7/22/2008[3]	20,000	19,974
United Parcel Service Inc. 2.13% due 9/2/2008[3]	19,400	19,308
Federal Home Loan Bank 2.13% due 7/23/2008	18,900	18,874
Medtronic Inc. 2.20% due 7/16/2008[3]	18,100	18,082
U.S. Treasury Bills 1.17% due 7/17/2008	17,600	17,586
Private Export Funding Corp. 2.02%–2.14% due 7/21–8/8/2008[3]	16,700	16,669
Prudential Funding, LLC 2.40% due 7/1/2008	15,800	15,799
Freddie Mac 4.095% due 12/8/2008	15,000	14,839
Yale University 2.35% due 8/12/2008	12,000	11,966
Harley-Davidson Funding Corp. 2.12% due 8/6/2008[3]	9,100	9,076
John Deere Capital Corp. 2.14% due 7/1/2008[3]	8,200	8,199
Kimberly-Clark Worldwide Inc. 2.15% due 7/14/2008[3]	8,200	8,193
Merck & Co. Inc. 2.14% due 8/15/2008	7,650	7,624
Eaton Corp. 2.20% due 7/30/2008[3]	7,400	7,386
Pfizer Inc. 2.11% due 7/2/2008[3]	500	500

Total short-term securities (cost: $586,519,000)		586,438

Total investment securities (cost: $6,124,665,000)		5,882,704
Other assets less liabilities		(93,791)

Net assets		$5,788,913

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,182,996,000, which represented 20.44% of the net assets of the fund.

[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $119,236,000, which represented 2.06% of the net assets of the fund.
[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $81,753,000, which represented 1.41% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Index-linked bond whose principal amount moves with a government retail price index.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restriction on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series J,
7.00% noncumulative convertible preferred depositary shares	1/15/2008	$3,000	$2,740	.05%
DigitalGlobe Inc.	4/14/1999–7/31/2003	250	1,226	.02

Total restricted securities		$3,250	$3,966	.07%

[11]	Security did not produce income during the last 12 months.

Key to abbreviations

ARS = Argentine Pesos
A$ = Australian Dollars
BRL = Brazilian Reais
C$ = Canadian Dollars
DKr = Danish Kroner
€ = Euros
£ = British Pounds
ILS = Israeli Shekels
¥ = Japanese Yen
KRW = South Korean Won
MXN = Mexican Pesos
MYR = Malaysian Ringgit
PLN = Polish Zloty
SKr = Swedish Kronor
S$ = Singapore Dollars

Global Bond Fund
Investment portfolio

June 30, 2008
 unaudited

Bonds, notes & other debt instruments — 90.86%	Principal amount (000)	Market value (000)

EUROS — 25.43%
German Government 4.50% 2009	€3,540	US$ 5,566
German Government 4.25% 2012	60	93
German Government 5.00% 2012	5,475	8,709
German Government 3.75% 2013	9,814	14,854
German Government 4.25% 2014	4,380	6,757
German Government, Series 6, 4.00% 2016	9,185	13,858
German Government 3.75% 2017	20,555	30,411
German Government, Series 7, 4.00% 2018	40,255	60,489
German Government 6.25% 2024	1,825	3,288
German Government 4.75% 2034	775	1,188
Belgium (Kingdom of), Series 46, 3.75% 2015	1,900	2,792
Belgium (Kingdom of), Series 49, 4.00% 2017	7,805	11,496
Netherlands Government Eurobond 5.00% 2012	100	159
Netherlands Government Eurobond 4.25% 2013	5,610	8,630
Netherlands Government Eurobond 4.50% 2017	430	663
Netherlands Government Eurobond 7.50% 2023	1,150	2,284
Netherlands Government Eurobond 4.00% 2037	300	403
Ireland Government 4.50% 2018	755	1,142
Ireland Government 4.40% 2019	3,780	5,622
Spanish Government 2.90% 2008	1,575	2,467
Spanish Government 4.20% 2013	640	980
Spanish Government 6.15% 2013	1,694	2,806
French Government O.A.T. Eurobond 4.00% 2009	920	1,441
French Government O.A.T. Eurobond 4.75% 2035	2,364	3,583
Austria (Republic of) 4.30% 2017	2,075	3,141
Bayer AG 5.00% (undated)[1]	1,540	2,062
Italian Government 3.75% 2011	1,220	1,867
Schering-Plough Corp. 5.375% 2014	1,150	1,671
AT&T Inc. 6.125% 2015	1,000	1,562
Sumitomo Mitsui Banking Corp. 4.375% (undated)[1]	850	1,059
Koninklijke KPN NV 4.75% 2017	750	1,046
Resona Bank, Ltd 4.125% (undated)[1]	700	913
Merrill Lynch & Co., Inc. 4.625% 2018	775	897
Shinsei Bank, Ltd. 3.75% 2016[1]	100	138
Shinsei Bank, Ltd. 3.75% 2016[1]	500	690
France Télécom 7.25% 2013	500	821
GlaxoSmithKline Capital PLC 5.625% 2017	500	774
British Telecommunications PLC 5.25% 2013	500	754
Croatian Government 5.00% 2014	460	698
National Grid Transco PLC 4.375% 2020	450	592
NXP BV and NXP Funding LLC 7.497% 2013[1]	250	333
NXP BV and NXP Funding LLC 8.625% 2015	175	212
ENEL SpA 5.625% 2027	320	481
Telecom Italia SpA 7.75% 2033	300	475
Pfizer Inc. 4.75% 2014	300	454
UniCredito Italiano SpA 3.95% 2016	300	401
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	250	355
Veolia Environnement 4.875% 2013	150	226
Veolia Environnement 6.125% 2033	55	80
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	286
Edcon Pty Ltd. 8.208% 2014[1,2]	250	272
Metro Finance BV 4.625% 2011	125	190
Northern Rock PLC, Series 7, 4.125% 2017[3]	100	137
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	97
PLD International Finance LLC 4.375% 2011	50	71
		212,436

JAPANESE YEN — 7.37%
Japanese Government 1.80% 2010	¥216,350	2,077
Japanese Government 1.30% 2011	393,950	3,760
Japanese Government 1.40% 2012	295,000	2,822
Japanese Government 1.50% 2014	1,223,550	11,709
Japanese Government 0.50% 2015[2,4]	147,320	1,351
Japanese Government 1.70% 2016	1,352,650	13,021
Japanese Government 1.70% 2017	2,770,000	26,523
Japanese Government 2.30% 2035	31,400	290
		61,553

BRITISH POUNDS — 3.79%
United Kingdom 5.25% 2012	£1,200	2,394
United Kingdom 5.00% 2014	2,025	4,001
United Kingdom 4.75% 2015	2,295	4,460
United Kingdom 4.00% 2016	8,740	16,128
United Kingdom 8.75% 2017	590	1,464
United Kingdom 8.00% 2021	275	689
United Kingdom 4.75% 2038	1,150	2,311
Countrywide Home Loans, Inc. 5.875% 2008	90	174
		31,621

MALAYSIAN RINGGIT — 3.02%
Malaysian Government 3.869% 2010	MYR15,470	4,725
Malaysian Government 3.756% 2011	17,000	5,151
Malaysian Government 3.833% 2011	24,030	7,280
Malaysian Government 3.718% 2012	12,060	3,623
Malaysian Government 4.262% 2016	3,410	1,014
Malaysian Government 3.814% 2017	12,000	3,437
		25,230

DANISH KRONER — 2.65%
Nykredit 6.00% 2038[3]	DKr48,348	9,736
Nykredit 5.00% 2038[3]	25,504	4,881
Nykredit 6.00% 2038[3]	6,040	1,232
Realkredit Danmark, interest only, 6.00% 2038[3]	10,000	2,032
Realkredit Danmark 6.00% 2038[3]	18,000	3,678
Nordea Kredit 5.00% 2038[3]	2,965	575
		22,134

POLISH ZLOTY — 2.46%
Polish Government 6.00% 2009	PLN30,530	US$14,226
Polish Government 4.25% 2011	5,960	2,609
Polish Government 5.25% 2017	8,700	3,708
		20,543

AUSTRALIAN DOLLARS — 2.25%
Queensland Treasury Corp. 6.00% 2015	$ A7,535	6,819
Queensland Treasury Corp. 6.00% 2017	2,040	1,825
European Investment Bank 6.125% 2017	6,380	5,703
New South Wales Treasury Corp. 5.50% 2014	2,275	2,016
KfW 6.25% 2012	2,100	1,921
Countrywide Financial Corp. 6.25% 2010	600	508
		18,792

SINGAPORE DOLLARS — 1.88%
Singapore (Republic of) 4.375% 2009	$ S11,340	8,501
Singapore (Republic of) 3.125% 2011	7,270	5,548
Singapore (Republic of) 3.75% 2016	2,180	1,651
		15,700

SWEDISH KRONOR — 1.49%
Swedish Government 5.25% 2011	SKr 5,610	945
Swedish Government 6.75% 2014	24,150	4,441
Swedish Government 4.00% 2012[3]	17,250	2,717
Nordea Hypotek AB 4.00% 2012[3]	14,000	2,199
Stadshypotek AB 6.00% 2012[3]	13,000	2,187
		12,489

ISRAELI SHEKELS — 1.39%
Israeli Government 6.00% 2010[2]	ILS22,230	6,785
Israeli Government 5.50% 2017[2]	16,899	4,833
		11,618

EGYPTIAN POUNDS — 1.24%
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	EGP 500	94
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	13,000	2,421
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	1,000	186
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	33,175	6,149
Egypt (Arab Republic of) Treasury Bill 0% 2009[2]	125	22
Egypt (Arab Republic of) 11.50% 2011[2]	1,125	220
Egypt (Arab Republic of) 8.75% 2012[2]	2,250	400
Egypt (Arab Republic of) 8.85% 2013[2]	5,000	889
		10,381

CANADIAN DOLLARS — 0.55%
Canadian Government 5.50% 2010	$ C 70	71
Canadian Government 4.50% 2015	4,340	4,499
		4,570

INDONESIAN RUPIAH — 0.43%
Indonesia (Republic of) 14.275% 2013	IDR13,100,000	1,481
Indonesia (Republic of) 12.50% 2013	20,172,000	2,142
Indonesia (Republic of) 11.00% 2025	100,000	9
		3,632

MEXICAN PESOS — 0.20%
United Mexican States Government, Series MI10, 9.50% 2014	MXN10,000	US$ 993
United Mexican States Government, Series M20, 10.00% 2024	6,800	700
		1,693

BRAZILIAN REAIS — 0.18%
Brazilian Treasury Bill 6.00% 2015[2,4]	BRL1,727	992
Brazil (Federal Republic of) 10.00% 2017[2]	1,000	490
		1,482

SOUTH KOREAN WON — 0.12%
South Korean Government 5.00% 2011	KRW1,090,000	1,020

NEW TURKISH LIRA — 0.11%
Turkey (Republic of) Treasury Bill 0% 2008	TRY250	203
Turkey (Republic of) 14.00% 2011	325	227
Turkey (Republic of) 10.00% 2012[2,4]	601	495
		925

DOMINICAN PESOS — 0.02%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	DOP6,557	172

ARGENTINE PESOS — 0.01%
Argentina (Republic of) 5.83% 2033[2,3,4,5]	ARS253	49

COLOMBIAN PESOS — 0.00%
Colombia (Republic of) Global 11.75% 2010	COP17,000	9

U.S. DOLLARS — 36.27%
U.S. Treasury 4.50% 2009	US$ 7,530	7,634
U.S. Treasury 5.50% 2009	5,380	5,528
U.S. Treasury 5.75% 2010	1,750	1,862
U.S. Treasury 4.50% 2011	5,000	5,214
U.S. Treasury 4.25% 2012	14,300	14,885
U.S. Treasury 4.875% 2012	19,782	20,984
U.S. Treasury 4.00% 2014	2,870	2,961
U.S. Treasury 4.50% 2016	12,500	13,148
U.S. Treasury 5.125% 2016	50,325	54,896
U.S. Treasury 4.625% 2017	1,210	1,274
U.S. Treasury 3.875% 2018	8,150	8,081
U.S. Treasury 4.75% 2037	340	351
Freddie Mac 5.50% 2023[3]	783	788
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	90	68
Freddie Mac 5.50% 2037[3]	1,876	1,852
Freddie Mac 6.00% 2037[3]	2,608	2,651
Freddie Mac 6.00% 2037[3]	257	261
Freddie Mac 6.00% 2037[3]	422	427
Freddie Mac 6.00% 2037[3]	1,186	1,202
Freddie Mac 4.781% 2037[1,3]	852	854
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	691	515
Freddie Mac 5.00% 2038[3]	3,221	3,090
Freddie Mac 5.00% 2038[3]	249	239
Freddie Mac 5.00% 2038[3]	675	647
Freddie Mac 6.00% 2038[3]	260	263
Freddie Mac 4.663% 2038[1,3]	1,413	1,405
Freddie Mac 4.944% 2038[1,3]	379	380
Fannie Mae 6.00% 2036[3]	298	301
Fannie Mae 6.50% 2036[3]	405	415
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	378	304
Fannie Mae 6.00% 2037[3]	1,279	1,292
Fannie Mae 6.50% 2037[3]	233	240
Fannie Mae 5.50% 2037[3]	240	235
Fannie Mae 5.50% 2037[3]	291	285
Fannie Mae 5.783% 2037[1,3]	3,191	3,238
Fannie Mae 5.00% 2038[3]	2,934	2,815
Fannie Mae 7.00% 2038[3]	105	110
Fannie Mae 5.322% 2038[1,3]	1,281	1,299
Fannie Mae 4.539% 2038[1,3]	440	438
Fannie Mae 4.443% 2038[1,3]	1,150	1,139
GlaxoSmithKline Capital Inc. 5.65% 2018	4,220	4,212
Jackson National Life Global 5.375% 2013[6]	3,100	3,072
Lehman Brothers Holdings Inc. 6.50% 2017	350	324
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	2,070	2,007
Lehman Brothers Holdings Inc. 7.50% 2038	620	577
Bank of America Corp. 5.30% 2017	1,300	1,195
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[1]	1,610	1,524
Resona Bank, Ltd. 5.85% (undated)[1,6]	2,900	2,498
General Electric Capital Corp., Series A, 4.80% 2013	750	736
General Electric Co. 5.25% 2017	300	289
General Electric Capital Corp., Series A, 5.625% 2018	1,000	969
Comcast Corp. 6.30% 2017	670	665
Comcast Corp. 5.70% 2018	770	732
Comcast Corp. 6.95% 2037	570	562
Time Warner Cable Inc. 6.75% 2018	1,880	1,896
ORIX Corp. 5.48% 2011	2,015	1,865
Enterprise Products Operating LLC 6.50% 2019	840	846
Enterprise Products Operating LP 8.375% 2066[1]	250	250
Enterprise Products Operating LP 7.034% 2068[1]	830	727
Hospitality Properties Trust 6.85% 2012	60	58
Hospitality Properties Trust 5.625% 2017	225	183
Hospitality Properties Trust 6.70% 2018	1,835	1,579
Intergen Power 9.00% 2017[6]	1,725	1,794
Government National Mortgage Assn. 6.00% 2038[3]	1,750	1,779
Nielsen Finance LLC, Term Loan B, 4.734% 2013[1,3,7]	49	46
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[6]	300	304
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	675	683
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	1,030	713
Canadian National Railway Co. 4.95% 2014	1,630	1,621
Canadian National Railway Co. 5.55% 2018	125	124
Veolia Environnement 5.25% 2013	1,530	1,530
Veolia Environnement 6.00% 2018	200	200
Dow Chemical Co. 5.70% 2018	1,775	1,722
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.234% 2014[1,3,7]	124	115
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[6]	410	404
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[6]	415	409
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[5,6]	750	729
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,502
American Tower Corp. 7.00% 2017[6]	1,500	1,492
Merrill Lynch & Co., Inc., 6.875% 2018	1,550	1,478
E.ON International Finance BV 5.80% 2018[6]	1,490	1,464
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2,3]	1,408	1,422
Tenet Healthcare Corp. 6.375% 2011	50	48
Tenet Healthcare Corp. 7.375% 2013	165	156
Tenet Healthcare Corp. 9.875% 2014	980	990
Tenet Healthcare Corp. 9.25% 2015	140	138
Royal Bank of Scotland Group PLC 6.99% (undated)[1,6]	1,400	1,265
Telecom Italia Capital SA 6.999% 2018	500	505
Telecom Italia Capital SA 7.20% 2036	770	747
MetLife Capital Trust IV 7.875% 2067[1,6]	500	491
MetLife Capital Trust X 9.25% 2068[1,6]	700	756
Bausch & Lomb Inc. 9.875% 2015[6]	1,225	1,234
CanWest Media Inc., Series B, 8.00% 2012	1,260	1,128
CanWest MediaWorks Inc. 9.25% 2015[6]	75	61
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,6]	550	530
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3,6]	715	597
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,6]	25	20
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,6]	40	32
SBC Communications Inc. 5.10% 2014	100	98
AT&T Inc. 5.50% 2018	450	437
AT&T Inc. 5.60% 2018	640	626
Korea Development Bank 5.30% 2013	1,150	1,143
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1,3]	1,165	1,108
Washington Mutual Bank, FA, Series 11, 6.875% 2011	750	645
Washington Mutual Bank, FA 5.50% 2013	500	400
Washington Mutual Preferred Funding Trust III 6.895% (undated)[1,6]	100	51
Freescale Semiconductor, Inc., Term Loan B, 4.209% 2013[1,3,7]	25	22
Freescale Semiconductor, Inc. 9.125% 2014[5]	725	567
Freescale Semiconductor, Inc. 10.125% 2016	650	499
Amgen Inc. 6.15% 2018	1,070	1,077
HBOS PLC 6.75% 2018[6]	1,120	1,073
American General Finance Corp., Series J, 6.90% 2017	175	153
American International Group, Inc., Series G, 5.85% 2018	620	582
American International Group, Inc. 8.175% 2058[1,6]	250	236
American International Group, Inc., Series A-1, 6.25% 2087[1]	130	102
Univision Communications, Inc., Second Lien Term Loan B, 4.983% 2009[1,3,7]	19	19
Univision Communications Inc. 7.85% 2011	260	244
Univision Communications, Inc., First Lien Term Loan B, 5.149% 2014[1,3,7]	70	58
Univision Communications Inc. 9.75% 2015[5,6]	970	718
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	200	194
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[6]	400	380
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	15	14
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[6]	25	26
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	505	377
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	981
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.728% 2013[1,3]	1,000	976
Chase Issuance Trust, Series 2007-A9, Class A, 2.501% 2014[1,3]	1,000	975
Constellation Brands, Inc. 8.375% 2014	300	305
Constellation Brands, Inc. 7.25% 2017	685	644
Société Générale 5.75% 2016[6]	960	939
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.871% 2013[1,3]	1,000	914
Target Corp. 6.00% 2018	500	503
Target Corp. 7.00% 2038	400	411
Citigroup Capital XXI 8.30% 2077[1]	960	909
Nextel Communications, Inc., Series E, 6.875% 2013	285	241
Nextel Communications, Inc., Series F, 5.95% 2014	175	141
Sprint Nextel Corp. 6.00% 2016	170	146
Sprint Capital Corp. 6.90% 2019	145	127
Sprint Capital Corp. 6.875% 2028	300	250
Ford Motor Credit Co. 7.375% 2009	25	23
Ford Motor Credit Co. 9.75% 2010[1]	275	240
Ford Motor Co. 9.50% 2011	50	41
Ford Motor Credit Co. 7.375% 2011	400	325
Ford Motor Credit Co. 5.46% 2012[1,2]	250	182
Ford Motor Co., Term Loan B, 5.48% 2013[1,3,7]	49	40
Ford Motor Co. 6.50% 2018	50	29
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[1,2,3,6]	1,000	870
Gaz Capital SA 6.51% 2022[6]	590	531
Gaz Capital SA, Series 9, 6.51% 2022	250	225
Gaz Capital SA 7.288% 2037[6]	100	92
Centennial Communications Corp. 8.448% 2013[1]	40	39
Centennial Communications Corp. 10.00% 2013	775	790
Enbridge Energy Partners, LP 6.50% 2018[6]	820	825
Union Pacific Corp. 5.70% 2018	200	196
Union Pacific Corp. 6.15% 2037	650	624
Turkey (Republic of) 7.25% 2015	825	818
Countrywide Home Loans, Inc., Series M, 4.125% 2009	75	72
Countrywide Home Loans, Inc., Series K, 5.625% 2009	145	141
Countrywide Home Loans, Inc., Series H, 6.25% 2009	255	251
Countrywide Financial Corp., Series B, 5.80% 2012	350	331
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1,3]	805	771
Stater Bros. Holdings Inc. 8.125% 2012	125	126
Stater Bros. Holdings Inc. 7.75% 2015	625	623
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012[3]	750	732
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3]	720	721
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[3]	750	719
HSBK (Europe) BV 7.75% 2013	235	224
HSBK (Europe) BV 7.25% 2017[6]	305	264
HSBK (Europe) BV 7.25% 2017	265	229
Goldman Sachs Group, Inc. 6.15% 2018	500	486
Goldman Sachs Group, Inc. 6.75% 2037	250	229
Chubb Corp. 5.75% 2018	500	485
Chubb Corp. 6.375% 2067[1]	245	224
Charles Schwab Corp., Series A, 6.375% 2017	125	125
Schwab Capital Trust I 7.50% 2037[1]	630	572
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[3]	863	692
General Motors Acceptance Corp. 6.875% 2011	675	485
General Motors Acceptance Corp. 6.875% 2012	250	171
General Motors Acceptance Corp. 6.75% 2014	50	33
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[3]	700	687
Quebecor Media Inc. 7.75% 2016	625	584
Quebecor Media Inc. 7.75% 2016	95	89
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	160	148
Westfield Group 7.125% 2018[6]	500	513
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[3]	750	658
Argentina (Republic of) 1.933% 2012[1,2,3]	1,125	597
Argentina (Republic of) GDP-Linked 2035	435	43
Norfolk Southern Corp. 7.05% 2037	590	639
Burlington Northern Santa Fe Corp. 6.15% 2037	660	624
Ceridian Corp. 11.25% 2015[6]	675	614
CSX Corp. 7.45% 2038	610	613
Corporación Andina de Fomento 5.75% 2017	625	608
C10 Capital (SPV) Ltd. 6.722% (undated)[1,6]	650	599
Biogen Idec Inc. 6.00% 2013	600	596
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[1,3]	889	588
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.915% 2049[1,3]	600	586
NXP BV and NXP Funding LLC 7.875% 2014	350	324
NXP BV and NXP Funding LLC 9.50% 2015	300	262
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.847% 2039[1,3]	600	584
TL Acquisitions, Inc., Term Loan B, 4.98% 2014[1,3,7]	199	181
Thomson Learning 10.50% 2015[6]	435	378
Thomson Learning 0%/13.25% 2015[6,8]	30	22
iStar Financial, Inc. 6.00% 2010	500	426
iStar Financial, Inc. 6.05% 2015	175	140
CVS Caremark Corp. 6.943% 2030[3,6]	556	536
Williams Companies, Inc. 8.125% 2012	50	53
Williams Companies, Inc. 7.875% 2021	320	341
Williams Companies, Inc. 8.75% 2032	110	125
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	366	304
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	238	202
Capmark Financial Group Inc. 5.875% 2012	670	473
Capmark Financial Group Inc. 6.30% 2017	50	32
JBS SA 10.50% 2016	500	505
SunTrust Banks, Inc. 7.25% 2018	500	500
Wells Fargo Bank, National Assn. 5.75% 2016	500	497
Georgia-Pacific Corp. 9.50% 2011	485	495
Seneca Gaming Corp., Series B, 7.25% 2012	525	495
Qwest Capital Funding, Inc. 7.25% 2011	25	24
Qwest Communications International Inc. 7.25% 2011	475	461
U S WEST Communications, Inc. 6.875% 2033	10	8
TransCanada PipeLines Ltd. 6.35% 2067[1]	570	493
Navios Maritime Holdings Inc. 9.50% 2014	475	488
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[1,3]	520	482
British Telecommunications PLC 5.95% 2018	500	479
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[1,3]	500	477
Boyd Gaming Corp. 7.75% 2012	260	226
Boyd Gaming Corp. 6.75% 2014	275	213
Boyd Gaming Corp. 7.125% 2016	50	37
NTL Cable PLC 8.75% 2014	500	472
Time Warner Inc. 5.875% 2016	100	94
AOL Time Warner Inc. 7.625% 2031	145	148
Time Warner Inc. 6.50% 2036	240	214
US Investigations Services, Inc. 10.50% 2015[6]	200	185
US Investigations Services, Inc., Term Loan B, 5.551% 2015[1,3,7]	249	231
US Investigations Services, Inc. 11.75% 2016[6]	45	39
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,6]	232	223
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	232	223
Lincoln National Corp. 7.00% 2066[1]	485	442
Allison Transmission Holdings, Inc. 11.25% 2015[5,6]	50	43
Allison Transmission Holdings, Inc. 11.00% 2015[6]	400	360
Thomson Reuters Corp. 6.50% 2018	400	399
Ashtead Group PLC 8.625% 2015[6]	200	175
Ashtead Capital, Inc. 9.00% 2016[6]	250	221
Toys “R” Us, Inc. 7.625% 2011	440	396
Standard Chartered Bank 6.40% 2017[6]	400	392
First Data Corp., Term Loan B2, 5.552% 2014[1,3,7]	422	390
Atlas Copco AB 5.60% 2017[6]	400	390
AstraZeneca PLC 5.40% 2012	380	389
ACE INA Holdings Inc. 5.80% 2018	400	385
Radio One, Inc., Series B, 8.875% 2011	300	256
Radio One, Inc. 6.375% 2013	175	129
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	400	382
Schering-Plough Corp. 6.00% 2017	380	376
LUKOIL International Finance BV 6.356% 2017	300	284
LUKOIL International Finance BV 6.656% 2022[6]	100	91
AES Corp. 7.75% 2015	375	371
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	405	367
Edison Mission Energy 7.50% 2013	25	25
Edison Mission Energy 7.75% 2016	50	50
Midwest Generation, LLC, Series B, 8.56% 2016[3]	79	82
Edison Mission Energy 7.20% 2019	100	94
Edison Mission Energy 7.625% 2027	125	113
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	21	21
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	409	338
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	56	51
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	85	72
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	73	69
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	176	165
Petroplus Finance Ltd. 6.75% 2014[6]	100	91
Petroplus Finance Ltd. 7.00% 2017[6]	300	266
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	349	336
TuranAlem Finance BV, Series 8, 8.25% 2037	400	335
Sunoco, Inc. 5.75% 2017	350	333
Meritage Corp. 7.00% 2014	375	306
Meritage Homes Corp. 6.25% 2015	25	20
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[1,3]	362	323
Safeway Inc. 6.35% 2017	310	320
Hanesbrands Inc., Series B, 6.508% 2014[1]	340	318
PTS Acquisition Corp. 9.50% 2015[5]	345	310
Sealy Mattress Co. 8.25% 2014	375	309
Agile Property Holdings Ltd. 9.00% 2013	350	301
American Media Operations, Inc., Series B, 10.25% 2009[6]	6	5
American Media Operations, Inc., Series B, 10.25% 2009	365	295
LBI Media, Inc. 8.50% 2017[6]	380	295
Tenneco Automotive Inc. 8.625% 2014	330	293
Kraft Foods Inc. 6.125% 2018	300	292
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	325	292
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,6]	300	290
Liberty Mutual Group Inc. 6.50% 2035[6]	30	24
Liberty Mutual Group Inc. 7.50% 2036[6]	120	105
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	200	160
Georgia Gulf Corp. 9.50% 2014	380	286
Warner Music Group 7.375% 2014	335	280
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.119% 2036[1,3]	365	276
SunGard Data Systems Inc. 3.75% 2009	250	248
SunGard Data Systems Inc. 9.125% 2013	26	26
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3]	287	269
Verizon Communications Inc. 5.50% 2017	270	260
Kansas City Southern Railway Co. 7.50% 2009	250	254
Nationwide Mutual Insurance Co. 8.25% 2031[6]	250	251
National Grid PLC 6.30% 2016	250	251
Sensata Technologies BV 8.00% 2014[1]	270	250
International Paper Co. 7.95% 2018	250	249
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.144% 2042[1,3]	250	247
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	90	91
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	125	127
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	25	25
Cricket Communications, Inc. 9.375% 2014	250	242
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3]	255	236
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,6]	250	236
Elizabeth Arden, Inc. 7.75% 2014	250	236
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	250	235
E*TRADE Financial Corp. 8.00% 2011	250	231
Hertz Corp. 10.50% 2016	250	229
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1,3]	250	225
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[1]	270	221
SLM Corp., Series A, 5.40% 2011	240	219
AEP Industries Inc. 7.875% 2013[2]	245	216
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.343% 2037[1,3]	211	204
Hughes Communications, Inc. 9.50% 2014	200	203
Michaels Stores, Inc. 10.00% 2014	185	161
Michaels Stores, Inc. 11.375% 2016	50	40
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[1,3]	200	198
Allied Waste North America, Inc., Series B, 5.75% 2011	200	198
AMC Entertainment Inc. 8.00% 2014	25	22
AMC Entertainment Inc., Series B, 11.00% 2016	175	174
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3]	200	195
HCA Inc., Term Loan B, 5.051% 2013[1,3,7]	203	191
Cablevision Systems Corp., Series B, 8.00% 2012	200	190
Duane Reade Inc. 9.75% 2011	210	189
Coventry Health Care, Inc. 6.30% 2014	200	189
ARAMARK Corp., Term Loan B, 4.676% 2014[1,3,7]	1	1
ARAMARK Corp., Term Loan B, Letter of Credit, 4.676% 2014[1,3,7]	—	—
ARAMARK Corp. 8.50% 2015	180	177
Scottish Power PLC 5.375% 2015	185	177
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,3]	180	176
Nationwide Financial Services, Inc. 6.75% 2067[1]	220	175
Symbion Inc. 11.00% 2015[5,6]	225	171
Gaylord Entertainment Co. 8.00% 2013	175	169
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	175	169
HSBC Holdings PLC 6.50% 2037	180	165
Sanmina-SCI Corp. 6.75% 2013	180	162
Neiman Marcus Group, Inc. 9.00% 2015[5]	160	159
Level 3 Financing, Inc. 9.25% 2014	170	156
Federated Retail Holdings, Inc. 5.35% 2012	85	79
Federated Retail Holdings, Inc. 5.90% 2016	85	74
Chohung Bank 4.50% 2014[1,6]	160	153
TEPPCO Partners LP 7.00% 2067[1]	175	152
Metals USA Holdings Corp. 8.698% 2012[1,5]	50	46
Metals USA, Inc. 11.125% 2015	100	105
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1,3]	160	143
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[3]	199	143
Stora Enso Oyj 7.25% 2036[6]	180	143
NRG Energy, Inc. 7.25% 2014	145	139
Kinder Morgan Energy Partners LP 6.00% 2017	140	139
Allstate Corp., Series B, 6.125% 2067[1]	150	136
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	20	18
Stone Container Corp. 8.375% 2012	125	110
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	10	8
Pinnacle Entertainment, Inc. 7.50% 2015	175	135
Kroger Co. 6.40% 2017	130	133
William Lyon Homes, Inc. 7.625% 2012	200	105
William Lyon Homes, Inc. 10.75% 2013	25	14
William Lyon Homes, Inc. 7.50% 2014	25	13
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	130	128
Nalco Co. 7.75% 2011	75	75
Nalco Co. 8.875% 2013	25	26
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	25	23
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,3]	375	121
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2,3]	300	120
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.543% 2037[1,3]	134	118
Drummond Co., Inc. 7.375% 2016[6]	125	117
Serena Software, Inc. 10.375% 2016	125	117
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.633% 2036[1,3]	175	116
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	185	114
Cooper-Standard Automotive Inc. 7.00% 2012	25	21
Cooper-Standard Automotive Inc. 8.375% 2014	125	93
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3]	139	112
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[3]	126	111
Realogy Corp., Term Loan B, 5.475% 2013[1,3,7]	20	17
Realogy Corp., Term Loan, Letter of Credit, 5.313% 2013[1,3,7]	5	4
Realogy Corp. 10.50% 2014	100	70
Realogy Corp. 11.00% 2014[5]	25	15
Development Bank of Singapore Ltd. 7.125% 2011[6]	100	106
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	100	104
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[3]	100	101
Rural Cellular Corp. 5.682% 2013[1]	100	101
Albertson’s, Inc. 8.00% 2031[2]	100	100
Mylan Inc., Term Loan B, 5.75% 2014[1,3,7]	100	98
Idearc Inc. 8.00% 2016	155	98
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	100	97
Southern Natural Gas Co. 5.90% 2017[6]	100	96
HVB Funding Trust I 8.741% 2031[6]	100	94
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.89% 2037[1,3]	103	92
DAE Aviation Holdings, Inc. 11.25% 2015[6]	90	90
Catlin Insurance Ltd. 7.249% (undated)[1,6]	120	88
TRW Automotive Inc. 7.00% 2014[6]	100	87
DRS Technologies, Inc. 6.875% 2013	59	59
DRS Technologies, Inc. 7.625% 2018	25	27
Banco Mercantil del Norte, SA 6.135% 2016[6]	85	83
Young Broadcasting Inc. 10.00% 2011[2]	150	81
HealthSouth Corp. 10.75% 2016	75	81
THL Buildco, Inc. 8.50% 2014	125	81
K. Hovnanian Enterprises, Inc. 8.875% 2012	20	15
K. Hovnanian Enterprises, Inc. 7.75% 2013	25	16
K. Hovnanian Enterprises, Inc. 6.50% 2014	50	33
K. Hovnanian Enterprises, Inc. 6.25% 2016	25	16
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.841% 2039[1,3]	80	79
Fifth Third Capital Trust IV 6.50% 2067[1]	130	75
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.951% 2047[1,3]	97	73
MetroPCS Wireless, Inc. 9.25% 2014	75	73
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	75	72
VWR Funding, Inc. 10.25% 2015[1,5]	75	70
Education Management LLC and Education Management Finance Corp. 8.75% 2014	50	47
Education Management LLC and Education Management Finance Corp. 10.25% 2016	20	19
Surgical Care Affiliates, Inc. 8.875% 2015[5,6]	50	44
Surgical Care Affiliates, Inc. 10.00% 2017[6]	25	20
Northern Rock PLC 6.594% (undated)[1,6]	100	58
Windstream Corp. 8.625% 2016	50	50
TransDigm Inc. 7.75% 2014	50	50
Lafarge 6.50% 2016	50	48
Local T.V. Finance LLC 9.25% 2015[5,6]	60	47
Mandalay Resort Group 6.375% 2011	25	23
MGM MIRAGE 6.75% 2013	25	22
Smithfield Foods, Inc. 7.75% 2017	50	42
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	35	37
Tyson Foods, Inc. 6.85% 2016[1]	40	37
Yankee Candle Co., Inc., Series B, 8.50% 2015	45	35
Hawaiian Telcom Communications, Inc. 9.75% 2013	25	10
Hawaiian Telcom Communications, Inc., Term Loan C, 5.31% 2014[1,3,7]	14	12
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	50	13
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	35	33
Liberty Media Corp. 8.25% 2030	35	31
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,6]	35	31
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	26
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	25	25
Esterline Technologies Corp. 6.625% 2017	25	25
Standard Pacific Corp. 5.125% 2009	25	25
Goodyear Tire & Rubber Co. 8.625% 2011	23	23
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	25	23
Berry Plastics Holding Corp. 10.25% 2016[2]	30	21
Alion Science and Technology Corp. 10.25% 2015	30	21
Cott Beverages Inc. 8.00% 2011	25	21
Building Materials Corp. of America 7.75% 2014	25	21
Universal Hospital Services, Inc. 6.303% 2015[1]	20	19
Toll Brothers, Inc. 4.95% 2014	15	13
Toll Brothers, Inc. 5.15% 2015	5	4
Northwest Airlines, Inc., Term Loan B, 6.31% 2013[1,2,3,7]	8	7
Northwest Airlines, Inc., Term Loan A, 4.56% 2018[1,2,3,7]	9	7
Viant Holdings Inc. 10.125% 2017[6]	15	13
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	12	10
Dole Food Co., Inc. 8.875% 2011	10	9
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	10	4
ACIH, Inc. 11.50% 2012[6,9]	10	1
		303,034

Total bonds, notes & other debt instruments (cost: $756,875,000)		759,083

Preferred stocks — 0.73%	Shares

U.S. DOLLARS — 0.33%
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,6]	896,000	762
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	750,000	651
Standard Chartered PLC 6.409%[1,6]	500,000	402
Washington Mutual Preferred Funding Trust IV 9.75%[1,6]	300,000	237
AXA SA, Series B, 6.379%[1,6]	230,000	185
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,6]	185,000	171
Société Générale 5.922%[1,6]	160,000	136
XL Capital Ltd., Series E, 6.50%[1]	155,000	105
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,6]	100,000	85
		2,734

EUROS — 0.31%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	1,000,000	US$ 1,233
HVB Funding Trust VIII 7.055%[1]	500,000	772
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[1]	500,000	606
		2,611

BRITISH POUNDS — 0.02%
SMFG Preferred Capital GBP 1 Ltd. 6.164%[1]	100,000	156

MISCELLANEOUS — 0.07%
Other preferred stocks in initial period of acquisition		544

Total preferred stocks (cost: $6,390,000)		6,045

	Principal amount
Short-term securities — 4.66%	(000)

ING (U.S.) Funding LLC 2.57% due 8/22/2008	US$16,000	15,936
Novartis Finance Corp. 2.30% due 7/30/2008[6]	10,050	10,031
American Honda Finance Corp. 2.92% due 7/16/2008	6,800	6,794
AstraZeneca PLC 2.55% due 8/26/2008[6]	4,300	4,281
Freddie Mac 2.04% due 9/26/2008	1,900	1,891

Total short-term securities (cost: $38,934,000)		38,933

Total investment securities (cost: $802,199,000)		804,061
Other assets less liabilities		31,322

Net assets		US$835,383

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Coupon rate may change periodically.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $30,123,000, which represented 3.61% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,669,000, which represented 5.71% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,439,000, which represented .17% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.

High-Income Bond Fund
Investment portfolio

June 30, 2008
unaudited

Bonds, notes & other debt instruments — 75.62%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 20.13%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$1,167	$1,135
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	872
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,875	2,731
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	1,000	730
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,908	5,465
Charter Communications Operating, LLC, Term Loan B, 4.90% 2014[2,3,4]	5,672	4,997
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	800	762
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[2,3,4]	2,743	2,732
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	3,050	3,149
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	7,550	5,634
Univision Communications, Inc., Second Lien Term Loan B, 4.983% 2009[2,3,4]	385	372
Univision Communications Inc. 7.85% 2011	1,635	1,537
Univision Communications, Inc., First Lien Term Loan B, 5.149% 2014[2,3,4]	4,175	3,451
Univision Communications Inc. 9.75% 2015[1,5]	16,485	12,199
Michaels Stores, Inc., Term Loan B, 4.75% 2013[2,3,4]	2,228	1,880
Michaels Stores, Inc. 10.00% 2014	7,575	6,600
Michaels Stores, Inc. 0%/13.00% 2016[6]	975	475
Michaels Stores, Inc. 11.375% 2016	1,800	1,440
Sun Media Corp. 7.625% 2013	1,500	1,459
Quebecor Media Inc. 7.75% 2016	5,500	5,143
Quebecor Media Inc. 7.75% 2016	2,850	2,665
General Motors Corp. 7.20% 2011	985	761
General Motors Corp. 7.125% 2013	2,250	1,434
General Motors Corp. 7.25% 2013	€400	432
General Motors Corp. 7.70% 2016	$900	549
General Motors Corp. 8.80% 2021	8,032	4,759
General Motors Corp. 8.25% 2023	250	147
General Motors Corp. 8.375% 2033	625	373
Allison Transmission Holdings, Inc. 11.00% 2015[1]	1,500	1,350
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	8,050	7,004
CanWest Media Inc., Series B, 8.00% 2012	8,601	7,698
CanWest MediaWorks Inc. 9.25% 2015[1]	750	615
TL Acquisitions, Inc., Term Loan B, 4.98% 2014[2,3,4]	2,429	2,207
Thomson Learning 0%/13.25% 2015[1,6]	2,120	1,558
Thomson Learning 10.50% 2015[1]	5,150	4,481
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,655
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	757
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,075	704
K. Hovnanian Enterprises, Inc. 6.50% 2014	2,450	1,605
K. Hovnanian Enterprises, Inc. 6.25% 2015	920	580
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,575	984
K. Hovnanian Enterprises, Inc. 7.50% 2016	865	580
Toys “R” Us, Inc. 7.625% 2011	6,205	5,585
Toys “R” Us-Delaware, Inc., Term Loan B, 6.969% 2012[2,3,4]	1,244	1,204
American Media Operations, Inc., Series B, 10.25% 2009	4,375	3,533
American Media Operations, Inc., Series B, 10.25% 2009[1]	159	128
American Media Operations, Inc. 8.875% 2011	3,480	2,801
American Media Operations, Inc. 8.875% 2011[1]	127	102
MGM MIRAGE 6.00% 2009	1,000	989
MGM MIRAGE 6.75% 2012	1,050	948
MGM MIRAGE 6.75% 2013	3,130	2,715
MGM MIRAGE 6.625% 2015	1,550	1,252
Cinemark USA, Inc., Term Loan B, 4.44% 2013[2,3,4]	3,119	2,979
Cinemark, Inc. 0%/9.75% 2014[6]	2,900	2,770
Tenneco Automotive Inc., Series B, 10.25% 2013	772	812
Tenneco Automotive Inc. 8.625% 2014	3,535	3,137
Tenneco Automotive Inc. 8.125% 2015[1]	1,750	1,593
Ford Capital BV 9.50% 2010[7]	200	171
Ford Motor Co., Term Loan B, 5.48% 2013[2,3,4]	2,728	2,209
Ford Motor Co. 6.50% 2018	4,564	2,670
Ford Motor Co. 8.875% 2022	610	390
Mohegan Tribal Gaming Authority 6.375% 2009	1,695	1,687
Mohegan Tribal Gaming Authority 6.125% 2013	250	229
Mohegan Tribal Gaming Authority 7.125% 2014	3,825	3,194
Radio One, Inc., Series B, 8.875% 2011	4,745	4,045
Radio One, Inc. 6.375% 2013	1,225	900
Pinnacle Entertainment, Inc. 7.50% 2015	6,300	4,851
Gray Television Inc., Series D, 12.00% (undated)[6,7,8]	5,000	4,750
CSC Holdings, Inc., Series B, 8.125% 2009	1,650	1,667
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,556
NTL Cable PLC 8.75% 2014	2,990	2,826
NTL Cable PLC 8.75% 2014	€500	723
NTL Cable PLC 9.75% 2014	£300	550
Young Broadcasting Inc. 10.00% 2011[7]	$7,467	4,032
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	794
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	180
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	180
Dex Media, Inc., Series B, 8.00% 2013	2,575	1,893
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,250	756
Bon-Ton Department Stores, Inc. 10.25% 2014	5,650	3,736
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,000	3,690
Boyd Gaming Corp. 7.75% 2012	1,300	1,128
Boyd Gaming Corp. 6.75% 2014	1,550	1,201
Boyd Gaming Corp. 7.125% 2016	1,725	1,281
Local T.V. Finance LLC 9.25% 2015[1,5]	4,485	3,521
Standard Pacific Corp. 5.125% 2009	1,675	1,642
Standard Pacific Corp. 6.875% 2011	300	272
Standard Pacific Corp. 6.25% 2014	660	548
Standard Pacific Corp. 7.00% 2015	1,215	1,008
Kabel Deutschland GmbH 10.625% 2014	3,350	3,442
Beazer Homes USA, Inc. 8.125% 2016	4,350	3,328
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,350	1,262
Education Management LLC and Education Management Finance Corp. 10.25% 2016	2,210	2,044
LBI Media, Inc. 8.50% 2017[1]	4,210	3,263
Sealy Mattress Co. 8.25% 2014	3,950	3,259
Meritage Corp. 7.00% 2014	1,500	1,222
Meritage Homes Corp. 6.25% 2015	1,300	1,046
Meritage Corp. 7.731% 2017[1,7]	1,500	958
Neiman Marcus Group, Inc. 9.00% 2015[5]	3,095	3,072
Viacom Inc. 5.75% 2011	3,000	3,009
Hanesbrands Inc., Series B, 6.508% 2014[2]	3,215	3,006
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,225	2,967
Liberty Media Corp. 7.875% 2009	1,000	1,015
Liberty Media Corp. 8.25% 2030	2,000	1,752
iesy Repository GmbH 10.125% 2015	€500	752
iesy Repository GmbH 10.375% 2015[1]	$2,000	1,977
Edcon Pty Ltd. 8.208% 2014[2,7]	€2,500	2,718
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	$2,750	2,661
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,421
Gaylord Entertainment Co. 8.00% 2013	1,475	1,423
Gaylord Entertainment Co. 6.75% 2014	900	823
AMC Entertainment Inc. 8.00% 2014	500	446
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,741
Idearc Inc. 8.00% 2016	3,325	2,107
KB Home 5.875% 2015	685	572
KB Home 6.25% 2015	1,810	1,529
Seneca Gaming Corp., Series B, 7.25% 2012	2,125	2,003
Warner Music Group 7.375% 2014	2,000	1,672
William Lyon Homes, Inc. 10.75% 2013	1,750	954
William Lyon Homes, Inc. 7.50% 2014	1,125	579
Vidéotron Ltée 6.875% 2014	1,120	1,086
Vidéotron Ltée 6.375% 2015	380	354
WDAC Intermediate Corp. 8.375% 2014[1]	1,450	1,109
WDAC Intermediate Corp. 8.50% 2014	€250	279
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	$1,500	1,348
J.C. Penney Co., Inc. 8.00% 2010	750	778
J.C. Penney Co., Inc. 9.00% 2012	495	526
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,254
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,450	1,182
Royal Caribbean Cruises Ltd. 8.00% 2010	875	888
Royal Caribbean Cruises Ltd. 8.75% 2011	275	278
Cooper-Standard Automotive Inc. 7.00% 2012	250	210
Cooper-Standard Automotive Inc. 8.375% 2014	1,275	943
Visteon Corp. 8.25% 2010	377	337
Visteon Corp. 12.25% 2016[1]	974	784
Delphi Automotive Systems Corp. 6.50% 2009[9]	3,500	761
Delphi Corp. 6.50% 2013[9]	555	119
Delphi Automotive Systems Corp. 6.55% 2006[9]	250	55
Delphi Automotive Systems Corp. 7.125% 2029[9]	750	161
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,057
D.R. Horton, Inc. 8.00% 2009	875	877
D.R. Horton, Inc. 6.875% 2013	200	178
Dillard’s, Inc. 6.625% 2008	700	701
Dillard Department Stores, Inc. 9.125% 2011	350	348
Regal Cinemas Corp., Series B, 9.375% 2012[7]	1,000	1,029
TRW Automotive Inc. 7.00% 2014[1]	1,000	872
Dollar General Corp. 10.625% 2015	425	423
Dollar General Corp. 11.875% 2017[2,5]	450	427
Goodyear Tire & Rubber Co. 6.678% 2009[2]	675	673
Claire’s Stores, Inc. 9.25% 2015	1,000	525
Warnaco, Inc. 8.875% 2013	500	521
Clear Channel Communications, Inc. 5.50% 2014	605	363
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.47% 2012[2,3,4]	277	268
Harrah’s Operating Co., Inc. 5.625% 2015	400	217
KAC Acquisition Corp. 8.00% 2026[1,5,7]	91	91
Stoneridge, Inc. 11.50% 2012	10	10
		276,544

INDUSTRIALS — 9.22%
Nielsen Finance LLC, Term Loan B, 4.734% 2013[2,3,4]	1,242	1,160
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,600	8,707
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	775	785
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	12,515	8,667
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	725	734
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	8,110	8,191
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	250	251
Continental Airlines, Inc. 8.75% 2011	1,250	844
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	439	362
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	673	620
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	1,386	1,154
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	712	651
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	2,646	2,038
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,712	1,492
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	965	919
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	856	744
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.55% 2014[2,3,4]	863	836
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.65% 2014[2,3,4]	855	829
DAE Aviation Holdings, Inc. 11.25% 2015[1]	6,845	6,828
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[3]	1,855	1,716
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	2,000	1,740
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,440	1,382
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	3,241	1,734
AMR Corp. 10.00% 2021[7]	1,000	550
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	1,005
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	987
Allied Waste North America, Inc. 7.875% 2013	400	409
Allied Waste North America, Inc., Series B, 6.125% 2014	1,250	1,206
Allied Waste North America, Inc., Series B, 7.375% 2014	2,600	2,652
Allied Waste North America, Inc. 7.25% 2015	100	100
Allied Waste North America, Inc. 6.875% 2017	700	688
US Investigations Services, Inc., Term Loan B, 5.551% 2015[2,3,4]	1,490	1,382
US Investigations Services, Inc. 10.50% 2015[1]	2,925	2,706
US Investigations Services, Inc. 11.75% 2016[1]	2,500	2,162
Ashtead Group PLC 8.625% 2015[1]	2,050	1,794
Ashtead Capital, Inc. 9.00% 2016[1]	4,700	4,159
Delta Air Lines, Inc., First Lien Term Loan A, 4.899% 2012[2,3,4]	1,980	1,637
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	2,500	2,363
Delta Air Lines, Inc., Second Lien Term Loan B, 6.149% 2014[2,3,4]	2,970	1,945
NTK Holdings Inc. 0%/10.75% 2014[3,6]	5,250	2,415
THL Buildco, Inc. 8.50% 2014	3,935	2,538
Northwest Airlines, Inc., Term Loan B, 6.31% 2013[2,3,4,7]	2,130	1,693
Northwest Airlines, Inc., Term Loan A, 4.56% 2018[2,3,4,7]	3,483	2,630
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	1,235	1,223
United Air Lines, Inc., Term Loan B, 4.938% 2014[2,3,4]	1,924	1,418
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	461	455
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	800	785
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	461	348
ARAMARK Corp., Term Loan B, 4.676% 2014[2,3,4]	644	606
ARAMARK Corp., Term Loan B, Letter of Credit, 4.676% 2014[2,3,4]	41	38
ARAMARK Corp. 6.373% 2015[2]	100	94
ARAMARK Corp. 8.50% 2015	3,375	3,324
Alion Science and Technology Corp. 10.25% 2015	5,190	3,659
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,498
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	470
DRS Technologies, Inc. 6.875% 2013	1,200	1,206
DRS Technologies, Inc. 6.625% 2016	1,500	1,530
DRS Technologies, Inc. 7.625% 2018	200	213
Kansas City Southern Railway Co. 7.50% 2009	2,365	2,400
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,361	2,361
TFM, SA de CV 9.375% 2012	2,150	2,247
Navios Maritime Holdings Inc. 9.50% 2014	2,150	2,209
TransDigm Inc. 7.75% 2014	1,900	1,886
B/E Aerospace 8.50% 2018	1,730	1,745
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,584
RSC Holdings III, LLC, Second Lien Term Loan B, 6.23% 2013[2,3,4]	1,753	1,502
Atrium Companies, Inc., Term Loan B, 6.49% 2012[2,3,4]	1,481	1,274
ACIH, Inc. 11.50% 2012[1]	1,225	178
Hertz Corp. 10.50% 2016	1,275	1,167
FTI Consulting, Inc. 7.625% 2013	1,000	1,020
Accuride Corp. 8.50% 2015	940	696
H&E Equipment Services, Inc. 8.375% 2016	685	603
Quebecor World Inc. 8.75% 2016[1,9]	1,000	485
		126,629

FINANCIALS — 8.10%
Ford Motor Credit Co. 4.503% 2009[1,2]	2,630	2,540
Ford Motor Credit Co. 5.80% 2009	1,000	955
Ford Motor Credit Co. 7.375% 2009	475	433
Ford Motor Credit Co. 7.875% 2010	2,125	1,835
Ford Motor Credit Co. 9.75% 2010[2]	750	654
Ford Motor Credit Co. 7.375% 2011	1,425	1,157
Ford Motor Credit Co. 9.875% 2011	2,000	1,686
Ford Motor Credit Co. 5.46% 2012[2,7]	4,800	3,504
Countrywide Home Loans, Inc., Series M, 4.125% 2009	1,475	1,409
Countrywide Home Loans, Inc., Series K, 5.625% 2009	2,065	2,014
Countrywide Home Loans, Inc., Series H, 6.25% 2009	885	872
Countrywide Financial Corp., Series A, 4.50% 2010	390	363
Countrywide Home Loans, Inc., Series L, 4.00% 2011	4,347	3,960
Countrywide Financial Corp., Series B, 5.80% 2012	4,165	3,943
Residential Capital Corp. 8.375% 2010[2]	4,750	2,019
Residential Capital Corp. 8.50% 2010[1]	419	349
General Motors Acceptance Corp. 6.875% 2011	1,000	719
General Motors Acceptance Corp. 7.25% 2011	2,447	1,800
General Motors Acceptance Corp. 6.625% 2012	500	343
General Motors Acceptance Corp. 6.875% 2012	300	206
General Motors Acceptance Corp. 7.00% 2012	3,220	2,240
General Motors Acceptance Corp. 4.882% 2014[2]	1,650	1,066
General Motors Acceptance Corp. 6.75% 2014	2,565	1,696
Realogy Corp., Term Loan, Letter of Credit, 5.313% 2013[2,3,4]	336	287
Realogy Corp., Term Loan B, 5.475% 2013[2,3,4]	1,248	1,067
Realogy Corp. 10.50% 2014	5,375	3,762
Realogy Corp. 11.00% 2014[5]	5,100	3,034
Realogy Corp. 12.375% 2015	1,000	495
TuranAlem Finance BV 7.875% 2010	1,500	1,406
TuranAlem Finance BV 7.75% 2013[1]	2,000	1,695
TuranAlem Finance BV 8.50% 2015	500	432
TuranAlem Finance BV 8.50% 2015[1]	260	225
TuranAlem Finance BV 8.25% 2037[1]	3,710	3,112
Citigroup Inc., Series E, 8.40% (undated)[2]	500	476
Citigroup Capital XXI 8.30% 2077[2]	5,625	5,326
E*TRADE Financial Corp. 8.00% 2011	1,725	1,596
E*TRADE Financial Corp. 7.375% 2013	175	151
E*TRADE Financial Corp. 7.875% 2015	3,935	3,404
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,350	1,080
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	3,650	3,502
HSBK (Europe) BV 7.75% 2013	1,690	1,608
HSBK (Europe) BV 7.75% 2013[1]	270	257
HSBK (Europe) BV 7.25% 2017[1]	2,400	2,077
SLM Corp., Series A, 3.22% 2014[2]	1,200	1,010
SLM Corp., Series A, 8.45% 2018	2,500	2,402
Rouse Co. 3.625% 2009	615	595
Rouse Co. 7.20% 2012	1,495	1,379
Rouse Co. 6.75% 2013[1]	1,575	1,427
MetLife Capital Trust X 9.25% 2068[1,2]	3,000	3,239
Washington Mutual Bank, FA, Series 11, 6.875% 2011	1,500	1,291
Washington Mutual Bank, FA 5.65% 2014	1,000	781
Washington Mutual Preferred Funding Trust III 6.895% (undated)[1,2]	2,000	1,021
CIT Group Inc. 7.625% 2012	3,600	2,995
Capmark Financial Group Inc. 3.366% 2010[2]	1,250	964
Capmark Financial Group Inc. 5.875% 2012	2,300	1,624
iStar Financial, Inc. 6.00% 2010	1,055	900
iStar Financial, Inc., Series B, 5.125% 2011	545	466
iStar Financial, Inc. 6.50% 2013	500	430
iStar Financial, Inc. 8.625% 2013	650	592
Host Marriott, LP, Series M, 7.00% 2012	1,470	1,397
Host Marriott, LP, Series K, 7.125% 2013	125	117
Host Hotels & Resorts, LP, Series S, 6.875% 2014	875	809
HSBC Finance Corp. 5.00% 2015	2,265	2,144
Northern Rock PLC 5.60% (undated)[1,2]	600	348
Northern Rock PLC 6.594% (undated)[1,2]	3,050	1,769
Catlin Insurance Ltd. 7.249% (undated)[1,2]	2,500	1,827
Kazkommerts International BV 8.50% 2013	500	450
Kazkommerts International BV 8.00% 2015	600	498
Kazkommerts International BV, Series 4, 7.50% 2016	1,000	785
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[2]	1,500	1,420
Agile Property Holdings Ltd. 9.00% 2013	1,395	1,201
Lazard Group LLC 7.125% 2015	1,165	1,091
Morgan Stanley 10.09% 2017	BRL2,000	963
JPMorgan Chase & Co., Series I, 7.90% (undated)[2]	$1,000	940
Schwab Capital Trust I 7.50% 2037[2]	1,000	908
Downey Financial Corp. 6.50% 2014	1,130	853
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	795
HBOS PLC 6.75% 2018[1]	700	671
Chevy Chase Bank, FSB 6.875% 2013	500	463
		111,320

INFORMATION TECHNOLOGY — 7.17%
NXP BV and NXP Funding LLC 5.463% 2013[2]	3,075	2,718
NXP BV and NXP Funding LLC 7.497% 2013[2]	€1,050	1,398
NXP BV and NXP Funding LLC 7.875% 2014	$8,255	7,636
NXP BV and NXP Funding LLC 8.625% 2015	€1,200	1,456
NXP BV and NXP Funding LLC 9.50% 2015	$12,145	10,596
Freescale Semiconductor, Inc., Term Loan B, 4.209% 2013[2,3,4]	1,312	1,192
Freescale Semiconductor, Inc. 8.875% 2014	3,325	2,718
Freescale Semiconductor, Inc. 9.125% 2014[5]	11,325	8,862
Freescale Semiconductor, Inc. 10.125% 2016	4,375	3,358
Sanmina-SCI Corp. 6.75% 2013	3,950	3,565
Sanmina-SCI Corp. 5.526% 2014[1,2]	1,000	930
Sanmina-SCI Corp. 8.125% 2016	5,400	4,887
Hughes Communications, Inc. 9.50% 2014	9,150	9,299
First Data Corp., Term Loan B2, 5.552% 2014[2,3,4]	7,940	7,335
SunGard Data Systems Inc. 9.125% 2013	6,984	7,089
Serena Software, Inc. 10.375% 2016	5,975	5,587
Ceridian Corp. 11.25% 2015[1]	5,650	5,141
Sensata Technologies BV 8.00% 2014[2]	4,870	4,505
Jabil Circuit, Inc. 5.875% 2010	875	859
Jabil Circuit, Inc. 8.25% 2018[1]	2,070	2,075
Celestica Inc. 7.875% 2011	2,275	2,286
Celestica Inc. 7.625% 2013	275	265
Xerox Corp. 7.125% 2010	1,250	1,292
Xerox Corp. 7.625% 2013	1,000	1,038
Nortel Networks Ltd. 6.963% 2011[2]	1,250	1,187
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	1,000	1,028
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	520	203
		98,505

TELECOMMUNICATION SERVICES — 7.12%
Nextel Communications, Inc., Series E, 6.875% 2013	550	465
Nextel Communications, Inc., Series D, 7.375% 2015	5,175	4,298
Sprint Nextel Corp. 6.00% 2016	8,135	7,007
Sprint Capital Corp. 6.90% 2019	3,770	3,314
Sprint Capital Corp. 8.75% 2032	2,645	2,525
American Tower Corp. 7.125% 2012	6,890	6,993
American Tower Corp. 7.50% 2012	1,925	1,954
American Tower Corp. 7.00% 2017[1]	1,725	1,716
U S WEST Capital Funding, Inc. 6.375% 2008	250	250
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,664
Qwest Capital Funding, Inc. 7.25% 2011	3,425	3,339
Qwest Communications International Inc. 7.25% 2011	600	583
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,387
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	966
Windstream Corp. 8.125% 2013	4,225	4,236
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,818
Windstream Corp. 8.625% 2016	1,875	1,880
Windstream Corp. 7.00% 2019	1,000	913
Centennial Communications Corp. 8.448% 2013[2]	2,950	2,862
Centennial Communications Corp. 10.00% 2013	250	255
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,754
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	3,450	3,433
MetroPCS Wireless, Inc. 9.25% 2014	7,250	7,014
Rural Cellular Corp. 8.623% 2012[2]	850	861
Rural Cellular Corp. 5.682% 2013[2]	5,675	5,718
Cricket Communications, Inc. 9.375% 2014	5,105	4,939
Cricket Communications, Inc. 10.875% 2014	1,000	968
Hawaiian Telcom Communications, Inc. 8.486% 2013[2]	1,725	664
Hawaiian Telcom Communications, Inc. 9.75% 2013	3,135	1,270
Hawaiian Telcom Communications, Inc., Term Loan C, 5.31% 2014[2,3,4]	2,240	1,856
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	108
Rogers Wireless Inc. 7.25% 2012	600	636
Rogers Wireless Inc. 7.50% 2015	2,675	2,835
Cincinnati Bell Inc. 7.25% 2013	3,200	3,136
Telecom Italia Capital SA 7.721% 2038	3,000	3,057
Level 3 Financing, Inc. 9.25% 2014	2,800	2,562
Digicel Group Ltd. 8.875% 2015[1]	2,250	2,129
Intelsat, Ltd. 6.50% 2013	2,000	1,418
Millicom International Cellular SA 10.00% 2013	1,320	1,406
Orascom Telecom 7.875% 2014[1]	1,500	1,399
NTELOS Inc., Term Loan B, 5.27% 2011[2,3,4]	968	947
Citizens Communications Co. 7.875% 2027	375	330
		97,865

UTILITIES — 5.46%
Edison Mission Energy 7.50% 2013	4,700	4,688
Edison Mission Energy 7.75% 2016	2,200	2,200
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,108	2,176
Edison Mission Energy 7.00% 2017	5,525	5,193
Edison Mission Energy 7.20% 2019	5,725	5,367
Edison Mission Energy 7.625% 2027	2,425	2,189
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.234% 2014[2,3,4]	2,139	1,985
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[1]	7,665	7,550
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[1]	4,895	4,822
Texas Competitive Electric Holdings Co. LLC 10.50% 2016[1,5]	2,250	2,188
Intergen Power 9.00% 2017[1]	9,050	9,412
AES Corp. 9.50% 2009	357	369
AES Corp. 9.375% 2010	1,497	1,583
AES Corp. 8.75% 2013[1]	2,820	2,940
AES Gener SA 7.50% 2014	750	805
AES Corp. 7.75% 2015	500	495
AES Red Oak, LLC, Series A, 8.54% 2019[3]	424	442
NRG Energy, Inc. 7.25% 2014	2,125	2,035
NRG Energy, Inc. 7.375% 2016	4,775	4,506
E.ON International Finance BV 5.80% 2018[1]	5,000	4,914
ISA Capital do Brasil SA 7.875% 2012[1]	2,225	2,308
ISA Capital do Brasil SA 8.80% 2017[1]	800	834
Cilcorp Inc. 8.70% 2009	2,000	2,055
Sierra Pacific Resources 8.625% 2014	875	922
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	276
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	499
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	1,244	1,232
Mirant Americas Generation, Inc. 8.30% 2011	950	986
		74,971

MATERIALS — 5.05%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	461
Stone Container Corp. 8.375% 2012	1,430	1,262
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	3,029
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,770	2,230
Nalco Co. 7.75% 2011	4,340	4,362
Nalco Co. 8.875% 2013	500	515
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	1,900	1,758
Georgia Gulf Corp. 9.50% 2014	7,885	5,933
Georgia Gulf Corp. 10.75% 2016	555	336
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,545	3,732
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	1,390	1,469
Building Materials Corp. of America 7.75% 2014	5,675	4,682
Plastipak Holdings, Inc. 8.50% 2015[1]	4,585	4,264
International Paper Co. 7.95% 2018	3,225	3,212
Algoma Steel Inc., Term Loan B, 4.99% 2013[2,3,4]	709	673
Algoma Steel Inc. 9.875% 2015[1]	2,500	2,388
Abitibi-Consolidated Inc. 8.55% 2010	680	405
Abitibi-Consolidated Co. of Canada 15.50% 2010[1]	651	514
Abitibi-Consolidated Co. of Canada 6.276% 2011[2]	475	235
Abitibi-Consolidated Inc. 7.75% 2011	660	337
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	209
Abitibi-Consolidated Co. of Canada 8.375% 2015	2,580	1,174
Rockwood Specialties Group, Inc. 7.50% 2014	1,500	1,481
Rockwood Specialties Group, Inc. 7.625% 2014	€700	1,017
Graphic Packaging International, Inc. 8.50% 2011	$2,125	2,067
Metals USA Holdings Corp. 8.698% 2012[2,5]	1,550	1,434
Metals USA, Inc. 11.125% 2015	500	523
Owens-Illinois, Inc. 7.50% 2010	1,275	1,304
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	558
Associated Materials Inc. 9.75% 2012	$1,200	1,194
AMH Holdings, Inc. 0%/11.25% 2014[6]	1,000	665
FMG Finance Pty Ltd. 10.625% 2016[1]	1,500	1,755
Ryerson Inc. 10.248% 2014[1,2]	1,375	1,299
Ryerson Inc. 12.00% 2015[1]	275	274
Berry Plastics Holding Corp. 10.25% 2016[7]	2,075	1,473
AEP Industries Inc. 7.875% 2013[7]	1,555	1,368
Georgia-Pacific Corp. 9.50% 2011	680	694
Georgia-Pacific Corp., First Lien Term Loan B, 4.446% 2012[2,3,4]	585	552
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	1,275	1,175
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,507	1,213
Domtar Corp. 7.125% 2015	1,050	1,005
Vale Overseas Ltd. 6.25% 2017	1,000	973
JSG Funding PLC 7.75% 2015	1,000	915
MacDermid 9.50% 2017[1]	1,000	910
Momentive Performance Materials Inc. 9.75% 2014	1,000	860
Allegheny Technologies, Inc. 8.375% 2011	750	795
Ainsworth Lumber Co. Ltd. 7.25% 2012[9]	20	9
Ainsworth Lumber Co. Ltd. 6.75% 2014[9]	785	365
Witco Corp. 6.875% 2026	505	326
		69,384

HEALTH CARE — 4.61%
HealthSouth Corp. 9.133% 2014[2]	1,640	1,673
HealthSouth Corp. 10.75% 2016	8,005	8,645
Tenet Healthcare Corp. 6.375% 2011	1,770	1,704
Tenet Healthcare Corp. 7.375% 2013	2,250	2,126
Tenet Healthcare Corp. 9.875% 2014	5,100	5,151
Tenet Healthcare Corp. 9.25% 2015	1,325	1,305
HCA Inc., Term Loan B, 5.051% 2013[2,3,4]	6,562	6,173
HCA Inc. 9.125% 2014	495	507
HCA Inc. 9.25% 2016	265	274
HCA Inc. 9.625% 2016[5]	890	919
Elan Finance PLC and Elan Finance Corp. 6.807% 2013[2]	4,520	4,181
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,500	2,519
VWR Funding, Inc. 10.25% 2015[2,5]	6,310	5,853
Bausch & Lomb Inc. 9.875% 2015[1]	5,705	5,748
PTS Acquisition Corp. 9.50% 2015[5]	5,345	4,810
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	1,950	1,716
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	1,433
Mylan Inc., Term Loan B, 5.75% 2014[2,3,4]	2,358	2,334
Viant Holdings Inc. 10.125% 2017[1]	1,842	1,575
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,556
Warner Chilcott Corp. 8.75% 2015	1,463	1,492
Symbion Inc. 11.00% 2015[1,5]	1,380	1,049
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	415	442
Boston Scientific Corp. 7.00% 2035	260	230
		63,415

ENERGY — 3.65%
Williams Companies, Inc. 4.698% 2010[1,2]	1,500	1,462
Williams Companies, Inc. 6.375% 2010[1]	1,000	1,015
Williams Companies, Inc. 8.125% 2012	1,900	2,004
Williams Companies, Inc. 7.875% 2021	250	266
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,002
Williams Companies, Inc. 8.75% 2032	6,825	7,781
Enterprise Products Operating LP 8.375% 2066[2]	2,610	2,613
Enterprise Products Operating LP 7.034% 2068[2]	8,780	7,689
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,959
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,525	2,538
Petroplus Finance Ltd. 6.75% 2014[1]	2,900	2,639
Petroplus Finance Ltd. 7.00% 2017[1]	3,000	2,663
Drummond Co., Inc. 7.375% 2016[1]	5,070	4,740
Gaz Capital SA 7.288% 2037[1]	4,000	3,696
TEPPCO Partners LP 7.00% 2067[2]	3,695	3,211
Premcor Refining Group Inc. 6.75% 2011	1,150	1,171
Forest Oil Corp. 7.25% 2019	1,000	965
Peabody Energy Corp. 5.875% 2016	500	470
Newfield Exploration Co. 7.625% 2011	250	257
		50,141

CONSUMER STAPLES — 2.45%
Stater Bros. Holdings Inc. 8.125% 2012	4,900	4,949
Stater Bros. Holdings Inc. 7.75% 2015	900	898
SUPERVALU INC., Term Loan B, 3.733% 2012[2,3,4]	901	870
SUPERVALU INC. 7.50% 2012	340	345
Albertson’s, Inc. 7.25% 2013	460	470
Albertson’s, Inc. 8.00% 2031[7]	3,575	3,572
Dole Food Co., Inc. 7.25% 2010	1,275	1,160
Dole Food Co., Inc. 8.875% 2011	4,358	3,900
Constellation Brands, Inc. 8.375% 2014	1,250	1,272
Constellation Brands, Inc. 7.25% 2017	3,770	3,544
Vitamin Shoppe Industries Inc. 10.176% 2012[2,7]	3,030	3,098
Smithfield Foods, Inc. 7.75% 2017	3,525	2,943
JBS SA 10.50% 2016	2,425	2,449
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,725	1,354
Yankee Candle Co., Inc., Series B, 9.75% 2017	975	707
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,098
Duane Reade Inc. 9.75% 2011	1,015	914
Cott Beverages Inc. 8.00% 2011	175	148
		33,691

MORTGAGE-BACKED OBLIGATIONS[3] — 1.57%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,7]	1,750	1,417
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,7]	6,050	4,784
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,7]	5,970	5,422
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,7]	4,600	4,018
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,7]	700	597
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,7]	235	212
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,7]	2,235	2,000
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,7]	1,235	1,114
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,7]	1,235	1,114
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.833% 2037[2]	1,368	904
		21,582

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.92%
Argentina (Republic of) 1.933% 2012[2,3,7]	1,625	862
Argentina (Republic of) 5.83% 2033[3,5,7,10]	ARS7,605	1,478
Argentina (Republic of) GDP-Linked 2035	5,935	179
Panama (Republic of) Global 7.125% 2026	$310	329
Panama (Republic of) Global 9.375% 2029	130	171
Panama (Republic of) Global 6.70% 2036[3]	1,522	1,552
Brazilian Treasury Bill 6.00% 2045[7,10]	BRL3,454	1,959
Turkey (Republic of) Treasury Bill 0% 2008	TRY1,350	1,097
Turkey (Republic of) 12.375% 2009	$250	270
Indonesia (Republic of) 11.00% 2025	IDR14,490,000	1,303
United Mexican States Government, Series MI10, 9.50% 2014	MXN12,500	1,242
Colombia (Republic of) Global 10.75% 2013	$500	607
Colombia (Republic of) Global 12.00% 2015	COP780,000	394
Dominican Republic 9.04% 2018[1,3]	$683	700
Egypt (Arab Republic of) Treasury Bill 0% 2009[7]	EGP2,625	455
Egypt (Arab Republic of) 11.50% 2011[7]	125	24
		12,622

U.S. GOVERNMENT BONDS & NOTES — 0.17%
U.S. Treasury 6.00% 2026	$2,000	2,343

Total bonds, notes & other debt instruments (cost: $1,146,000,000)		1,039,012

	Shares or
Convertible securities — 1.18%	principal amount

FINANCIALS — 0.59%
Countrywide Financial Corp., Series A, 0% convertible debentures 2037[1,2]	$2,500,000	2,422
Countrywide Financial Corp., Series A, 0% convertible debentures 2037[2]	$4,500,000	4,359
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[7,8]	30,000	1,370
		8,151

CONSUMER DISCRETIONARY — 0.30%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	4,085

MISCELLANEOUS — 0.29%
Other convertible securities in initial period of acquisition		4,008

Total convertible securities (cost: $14,197,000)		16,244

		Market value
Preferred stocks — 1.74%	Shares	(000)

FINANCIALS — 1.45%
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[1,2]	7,600,000	$3,380
Washington Mutual Preferred Funding Trust IV 9.75%[1,2]	3,900,000	3,076
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	4,705
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	5,370,000	3,793
Fannie Mae, Series O, 7.00%[1]	20,000	948
ILFC E-Capital Trust II 6.25%[1,2]	2,000,000	1,672
Bank of America Corp., Series K, 8.00% noncumulative[2]	1,000,000	938
PNC Preferred Funding Trust I 6.517%[1,2]	1,000,000	798
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	500,000	425
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	246,000	261
		19,996

MISCELLANEOUS — 0.29%
Other preferred stocks in initial period of acquisition		4,014

Total preferred stocks (cost: $35,811,000)		24,010

Common stocks — 1.82%

INDUSTRIALS — 1.13%
DigitalGlobe Inc.[7,8,11]	3,677,578	14,710
Northwest Airlines Corp.[11]	93,750	624
Delta Air Lines, Inc.[11]	28,673	164
		15,498

UTILITIES — 0.36%
Drax Group PLC	334,565	4,926

TELECOMMUNICATION SERVICES — 0.12%
Sprint Nextel Corp., Series 1	127,382	1,210
Embarq Corp.	6,369	301
American Tower Corp., Class A11	3,522	149
XO Holdings, Inc.[11]	651	—
		1,660

CONSUMER DISCRETIONARY — 0.05%
Time Warner Cable Inc., Class A11	17,158	454
Adelphia Recovery Trust, Series Arahova[11]	388,601	128
Adelphia Recovery Trust, Series ACC-1[7,11]	449,306	22
Adelphia Recovery Trust, Series ACC-6B7,11	1,000,000	—
Radio One, Inc., Class D, nonvoting[11]	34,000	44
Radio One, Inc., Class A11	17,000	24
ACME Communications, Inc.[11]	13,100	18
Mobile Travel Guide, Inc.[7,8,11]	7,285	2
		692

INFORMATION TECHNOLOGY — 0.04%
ZiLOG, Inc.[11]	153,000	484
HSW International, Inc. [7,8,11]	22,356	47
		531

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,11]	80,522	4

MISCELLANEOUS — 0.12%
Other common stocks in initial period of acquisition		1,649

Total common stocks (cost: $16,518,000)		24,960

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	1,305	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	978	—
GT Group Telecom Inc., warrants, expire 2010[1,7,11]	4,000	—

Total rights & warrants (cost: $208,000)		—

	Principal amount
Short-term securities — 18.35%	(000)

Coca-Cola Co. 2.10% due 7/7/2008[1]	$20,500	20,492
Enterprise Funding Corp. 2.65% due 7/14/2008[1]	19,400	19,380
Johnson & Johnson 2.02% due 8/13/2008[1]	18,400	18,340
Jupiter Securitization Co., LLC 2.70% due 8/7/2008[1]	17,900	17,849
E.I. duPont de Nemours and Co. 2.15% due 7/22/2008[1]	16,800	16,778
Brown-Forman Corp. 2.10% due 7/15/2008[1]	15,200	15,187
Wal-Mart Stores Inc. 1.99% due 8/5/2008[1]	15,000	14,962
Prudential Funding, LLC 2.40% due 7/1/2008	13,800	13,799
Procter & Gamble International Funding S.C.A. 2.10%–2.18% due 7/10–8/11/2008[1]	13,100	13,081
Private Export Funding Corp. 2.14% due 7/21/2008[1]	12,800	12,784
Abbott Laboratories 1.97%–2.22% due 7/9–8/4/2008[1]	12,300	12,285
AT&T Inc. 2.12% due 7/15/2008[1]	12,200	12,187
Genentech, Inc. 2.17% due 7/18/2008[1]	11,055	11,043
Walt Disney Co. 2.10% due 7/9/2008	10,000	9,993
John Deere Credit Ltd. 2.27% due 7/30/2008	9,500	9,482
NetJets Inc. 2.07% due 7/21/2008[1]	9,300	9,289
United Parcel Service Inc. 2.07% due 8/8/2008[1]	8,400	8,377
Harley-Davidson Funding Corp. 2.12% due 8/6/2008[1]	5,900	5,884
IBM Corp. 2.18%–2.20% due 8/6–9/12/2008[1]	5,900	5,878
Pfizer Inc 2.11% due 7/2/2008[1]	5,100	5,099

Total short-term securities (cost: $252,206,000)		252,169

Total investment securities (cost: $1,464,940,000)		1,356,395
Other assets less liabilities		17,679

Net assets		$1,374,074

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $445,284,000, which represented 32.41% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $64,520,000, which represented 4.70% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $73,248,000, which represented 5.33% of the net assets of the fund.
[8]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,000	$14,710	1.07%
Gray Television Inc., Series D, 12.00%	6/26/2008	4,750	4,750	.35
Citigroup Inc., Series J,
7.00% noncumulative convertible preferred depositary shares	1/15/2008	1,500	1,370	.10
HSW International, Inc.	12/17/2007	69	47	.00
Mobile Travel Guide, Inc.	12/17/2007	2	2	.00

Total restricted securities		$9,321	$20,879	1.52%

[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	Security did not produce income during the last 12 months.

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

June 30, 2008
unaudited

Bonds, notes & other debt instruments — 92.77%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS — 47.40%
Federal agency mortgage-backed obligations[1] — 39.01%
Fannie Mae 12.00% 2015	$49	$55
Fannie Mae 5.50% 2017	2,139	2,171
Fannie Mae 9.00% 2018	21	23
Fannie Mae 10.00% 2018	80	90
Fannie Mae 4.50% 2020	7,481	7,353
Fannie Mae 4.50% 2020	2,836	2,788
Fannie Mae 6.00% 2021	292	300
Fannie Mae 6.00% 2021	106	109
Fannie Mae 6.00% 2026	768	782
Fannie Mae 6.00% 2027	6,770	6,890
Fannie Mae 6.50% 2027	2,604	2,686
Fannie Mae 8.50% 2027	72	79
Fannie Mae 8.50% 2027	64	70
Fannie Mae 5.00% 2028	4,984	4,840
Fannie Mae 6.50% 2028	5,547	5,722
Fannie Mae 7.50% 2029	33	35
Fannie Mae 7.50% 2029	22	23
Fannie Mae 7.50% 2031	158	168
Fannie Mae 7.50% 2031	58	62
Fannie Mae 7.50% 2031	20	21
Fannie Mae 7.50% 2031	10	10
Fannie Mae 5.50% 2033	15,007	14,880
Fannie Mae 5.50% 2033	3,511	3,482
Fannie Mae 4.50% 2034	8,000	7,412
Fannie Mae 5.50% 2034	1,939	1,920
Fannie Mae 4.47% 2035[2]	1,755	1,762
Fannie Mae 4.50% 2035	10,630	9,865
Fannie Mae 5.00% 2035	2,920	2,810
Fannie Mae 5.50% 2035	11,565	11,449
Fannie Mae 5.50% 2035	1,682	1,666
Fannie Mae 6.50% 2035	1,070	1,110
Fannie Mae 5.00% 2036	2,901	2,790
Fannie Mae 5.50% 2036	3,528	3,483
Fannie Mae 5.515% 2036[2]	2,571	2,607
Fannie Mae 6.00% 2036	1,905	1,927
Fannie Mae 6.50% 2036	3,641	3,730
Fannie Mae 5.00% 2037	1,272	1,221
Fannie Mae 5.00% 2037	1,083	1,040
Fannie Mae 5.00% 2037	752	722
Fannie Mae 5.371% 2037[2]	4,209	4,271
Fannie Mae 5.50% 2037	2,526	2,470
Fannie Mae 5.50% 2037	1,802	1,763
Fannie Mae 5.636% 2037[2]	1,168	1,189
Fannie Mae 5.857% 2037[2]	1,862	1,910
Fannie Mae 6.00% 2037	2,622	2,648
Fannie Mae 6.00% 2037	2,021	2,044
Fannie Mae 6.00% 2037[3]	1,553	1,548
Fannie Mae 6.00% 2037	1,151	1,163
Fannie Mae 6.00% 2037	711	722
Fannie Mae 6.031% 2037[2]	1,237	1,270
Fannie Mae 6.353% 2037[2]	4,818	4,964
Fannie Mae 6.50% 2037	6,588	6,791
Fannie Mae 6.50% 2037	5,038	5,162
Fannie Mae 6.50% 2037	4,764	4,881
Fannie Mae 6.50% 2037	2,694	2,796
Fannie Mae 6.50% 2037	1,767	1,811
Fannie Mae 7.00% 2037	7,710	8,030
Fannie Mae 7.00% 2037	4,524	4,712
Fannie Mae 7.00% 2037	1,911	1,990
Fannie Mae 7.00% 2037	1,710	1,795
Fannie Mae 7.00% 2037	1,607	1,674
Fannie Mae 7.00% 2037[3]	1,495	1,547
Fannie Mae 7.00% 2037	1,337	1,403
Fannie Mae 4.443% 2038[2]	1,676	1,659
Fannie Mae 4.539% 2038[2]	638	636
Fannie Mae 5.45% 2038[2]	5,029	5,111
Fannie Mae 6.00% 2038	3,000	3,011
Fannie Mae 6.496% 2047[2]	4,909	5,059
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	6,690
Fannie Mae, Series 2001-4, Class GB, 10.195% 2018[2]	325	366
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,588	1,575
Fannie Mae, Series 2001-4, Class GA, 10.198% 2025[2]	124	139
Fannie Mae, Series 2001-4, Class NA, 11.887% 2025[2]	311	350
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	522	555
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	408	437
Fannie Mae, Series 2001-20, Class C, 12.056% 2031[2]	194	220
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,520	1,489
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,712	1,288
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,260	1,012
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,377	4,376
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,869	1,889
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,845	1,879
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	428	452
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	415	435
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	397	405
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	70	74
Freddie Mac 7.00% 2008	2	2
Freddie Mac 7.00% 2015	42	44
Freddie Mac 8.00% 2017	89	94
Freddie Mac 8.50% 2018	1	1
Freddie Mac 11.00% 2018	31	35
Freddie Mac 4.50% 2019	5,923	5,795
Freddie Mac 5.00% 2023	6,460	6,389
Freddie Mac 5.00% 2023	754	745
Freddie Mac 5.00% 2023	651	643
Freddie Mac 5.00% 2023	329	325
Freddie Mac 5.50% 2023	32,188	32,413
Freddie Mac 5.50% 2023	4,953	4,989
Freddie Mac 6.00% 2026	6,455	6,569
Freddie Mac 6.00% 2027	12,692	12,917
Freddie Mac 8.50% 2027	33	36
Freddie Mac 9.00% 2030	174	191
Freddie Mac 4.636% 2035[2]	3,172	3,183
Freddie Mac 5.88% 2036[2]	15,151	15,392
Freddie Mac 6.00% 2036	4,806	4,868
Freddie Mac 6.00% 2036	2,654	2,688
Freddie Mac 4.781% 2037[2]	1,239	1,242
Freddie Mac 5.00% 2037	8,190	7,863
Freddie Mac 5.482% 2037[2]	2,720	2,758
Freddie Mac 5.50% 2037	8,960	8,841
Freddie Mac 5.50% 2037	4,734	4,671
Freddie Mac 5.50% 2037	3,126	3,085
Freddie Mac 5.50% 2037	2,855	2,816
Freddie Mac 5.50% 2037	694	685
Freddie Mac 5.684% 2037[2]	1,901	1,930
Freddie Mac 5.998% 2037[2]	1,216	1,243
Freddie Mac 6.00% 2037	5,846	5,913
Freddie Mac 6.00% 2037	5,355	5,409
Freddie Mac 6.00% 2037	4,597	4,673
Freddie Mac 6.00% 2037	3,188	3,241
Freddie Mac 6.00% 2037	2,831	2,864
Freddie Mac 6.00% 2037	2,697	2,741
Freddie Mac 6.00% 2037	1,828	1,858
Freddie Mac 6.065% 2037[2]	938	962
Freddie Mac 6.333% 2037[2]	2,253	2,314
Freddie Mac 6.377% 2037[2]	1,477	1,518
Freddie Mac 4.50% 2038	22,250	20,628
Freddie Mac 4.663% 2038[2]	2,056	2,045
Freddie Mac 4.944% 2038[2]	553	554
Freddie Mac 5.542% 2038[2]	1,948	1,979
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,740	1,786
Freddie Mac, Series 1567, Class A, 2.90% 2023[2]	353	331
Freddie Mac, Series 3061, Class PN, 5.50% 2035	580	588
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,790	1,356
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,733	1,342
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,807	1,810
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,720	1,757
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,555	7,536
Government National Mortgage Assn. 9.50% 2009	50	51
Government National Mortgage Assn. 9.50% 2020	59	66
Government National Mortgage Assn. 8.50% 2021	89	97
Government National Mortgage Assn. 8.50% 2022	89	98
Government National Mortgage Assn. 8.50% 2022	21	23
Government National Mortgage Assn. 8.50% 2022	13	15
Government National Mortgage Assn. 8.50% 2023	145	159
Government National Mortgage Assn. 6.00% 2038	13,000	13,214
		435,195

Commercial mortgage-backed securities[1] — 5.03%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	724	715
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	992
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	999
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	538	519
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	1,761	1,758
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	945	939
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,000	940
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	1,500	1,465
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	962
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.439% 2041[2,4]	2,650	2,674
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,194	1,191
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	500	475
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	988
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	4,500	4,339
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,031
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	1,000	984
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	500	488
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	1,000	979
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	565	526
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,459	2,522
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[2]	1,500	1,471
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	2,500	2,380
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[2]	600	593
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,881
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,000	996
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,600	2,486
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,112
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	2,000	1,970
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	205	208
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,693
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,235	1,273
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	500	458
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	1,650	1,627
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	1,382	1,385
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	129	130
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,465	1,501
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	427	431
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	484	504
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	496	494
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,111	1,123
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	1,000	985
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	979
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	1,000	930
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	597	597
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	600	596
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	526	530
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.442% 2044[2]	500	476
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	397	400
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	320	319
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	117	117
		56,131

Collateralized mortgage-backed obligations (privately originated)[1] — 3.36%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	1,940	1,584
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.89% 2037[2]	1,873	1,666
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.992% 2037[2]	4,395	3,912
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,354	1,293
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	695	597
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.872% 2047[2]	1,916	1,388
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.951% 2047[2]	2,632	2,004
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	3,206	3,001
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,4]	438	438
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.712% 2027[2,4]	679	678
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.81% 2028[2,4]	361	359
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	1,401	1,324
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	588	491
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	909	772
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	839	794
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.343% 2037[2]	1,072	1,038
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,797
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	105	100
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	2,653	1,646
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	1,850	1,731
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	1,333	1,284
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	440	422
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	1,767	1,672
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,637	1,555
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	1,300	1,230
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.119% 2036[2]	1,611	1,219
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	1,241	1,148
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	948	878
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.904% 2040[2,4]	1,013	865
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	654	582
		37,468

Total mortgage-backed obligations		528,794

U.S. TREASURY BONDS & NOTES — 34.91%
U.S. Treasury 3.00% 2012[3,5]	1,792	1,969
U.S. Treasury 3.875% 2012	4,000	4,102
U.S. Treasury 4.25% 2012	22,690	23,619
U.S. Treasury 4.625% 2012	7,650	8,048
U.S. Treasury 2.75% 2013	5,000	4,882
U.S. Treasury 3.625% 2013	6,000	6,087
U.S. Treasury 4.25% 2013	30,539	31,866
U.S. Treasury 4.00% 2014	7,250	7,480
U.S. Treasury 4.25% 2014	6,500	6,792
U.S. Treasury 11.25% 2015	15,000	21,706
U.S. Treasury 5.125% 2016	110,975	121,054
U.S. Treasury 4.625% 2017	47,250	49,741
U.S. Treasury 8.875% 2017	30,190	41,120
U.S. Treasury 8.125% 2019	12,195	16,303
U.S. Treasury 8.50% 2020	9,100	12,547
U.S. Treasury 7.875% 2021	3,750	5,002
U.S. Treasury 7.125% 2023	9,500	12,162
U.S. Treasury 4.50% 2036	15,100	15,001
		389,481

FEDERAL AGENCY BONDS & NOTES — 5.17%
Freddie Mac 5.25% 2011	6,000	6,269
Freddie Mac 4.50% 2014	6,000	6,062
Freddie Mac 5.25% 2016	5,000	5,191
Freddie Mac 5.50% 2016	5,000	5,269
Freddie Mac 5.50% 2017	3,500	3,689
Fannie Mae 6.00% 2011	3,500	3,724
Fannie Mae 6.125% 2012	3,000	3,226
Fannie Mae 3.625% 2013	4,250	4,156
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	4,516	4,560
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	773	782
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	587	599
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,554	1,612
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,455	2,404
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	2,000	2,062
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	2,000	2,078
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,250	1,284
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,010
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,151
Federal Home Loan Bank 2.50% 2009	1,000	996
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	543	571
		57,695

ASSET-BACKED OBLIGATIONS[1] — 4.98%
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	1,005
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,570	5,670
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[3,4]	6,125	3,981
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3,4]	1,650	1,405
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[4]	1,000	846
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,908
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	4,032	4,059
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	3,000	2,886
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	2,653	2,597
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3,4]	2,650	2,203
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,131
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2]	1,500	1,059
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	999	976
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	2,000	1,949
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3,4]	2,000	1,840
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,820
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,508
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	2,168	1,508
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,500	1,476
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,476
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,439
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	1,500	1,416
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,000	969
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	250	239
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,020
Discover Card Execution Note Trust, Series 2008-2, Class A, 3.471% 2012[2]	1,000	1,004
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,000	972
Argent Securities Trust, Series 2006-W3, Class A-2C, 2.663% 2036[2]	1,000	883
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	1,626	806
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	750	700
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	479	463
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	488	362
		55,576

INDUSTRIALS — 0.29%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	2,044	2,100
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	1,042	1,095
		3,195

ENERGY — 0.02%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	222	221

Total bonds, notes & other debt instruments (cost: $1,037,361,000)		1,034,962

	Principal amount	Market value
Short-term securities — 9.62%	(000)	(000)

Medtronic Inc. 2.25% due 7/23/2008[4]	$21,000	$20,970
Park Avenue Receivables Co., LLC 2.60% due 7/1/2008[4]	19,000	18,999
Harley-Davidson Funding Corp. 2.10% due 7/16/2008[4]	16,200	16,181
AT&T Inc. 2.18%–2.22% due 7/24–7/29/2008[4]	14,500	14,476
Coca-Cola Co. 2.18%–2.20% due 7/3–8/19/2008[4]	13,300	13,278
Johnson & Johnson 2.10% due 8/26/2008[4]	12,100	12,048
Merck & Co. Inc. 2.12% due 7/30/2008	11,400	11,380

Total short-term securities (cost: $107,347,000)		107,332

Total investment securities (cost: $1,144,708,000)		1,142,294
Other assets less liabilities		(26,662)

Net assets		$1,115,632

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $18,224,000, which represented 1.63% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $140,828,000, which represented 12.62% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.

Cash Management Fund
Investment portfolio

June 30, 2008
 unaudited

Short-term securities — 99.85%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 93.73%
Toyota Motor Credit Corp. 2.25%–2.39% due 7/15–8/13/2008	$16,100	$16,073
Toyota Credit de Puerto Rico Corp. 2.35% due 8/4/2008	5,000	4,989
United Parcel Service Inc. 2.00% due 7/16/2008[1]	20,000	19,982
Bank of America Corp. 2.35% due 7/14/2008	15,000	14,985
Enterprise Funding Corp. 2.72% due 8/4/2008[1]	5,000	4,987
Medtronic Inc. 2.10%–2.15% due 7/9–8/11/2008[1]	20,000	19,970
JPMorgan Chase & Co. 2.20% due 7/7/2008	15,000	14,993
Jupiter Securitization Co., LLC 2.75% due 8/28/2008[1]	5,000	4,976
Nestlé Finance International Ltd. 2.14%–2.16% due 7/18–7/31/2008	20,000	19,967
E.I. duPont de Nemours and Co. 2.12%–2.17% due 7/11–8/28/2008[1]	20,000	19,959
Toronto-Dominion Holdings USA Inc. 2.39%–2.53% due 7/14–8/15/2008[1]	20,000	19,958
Procter & Gamble International Funding S.C.A. 2.18% due 8/4–8/8/2008[1]	20,000	19,956
Private Export Funding Corp. 2.12% due 8/11/2008[1]	20,000	19,946
Caisse d’Amortissement de la Dette Sociale 2.20% due 8/18/2008	20,000	19,940
Walt Disney Co. 2.05%–2.14% due 7/9–8/15/2008	19,917	19,890
Coca-Cola Co. 1.98%–2.05% due 7/21/2008[1]	19,900	19,873
IBM Corp. 2.16%–2.25% due 7/23–9/2/2008[1]	19,796	19,734
Unilever Capital Corp. 2.20%–2.25% due 8/7–8/25/2008[1]	19,700	19,643
Becton, Dickinson and Co. 2.12%–2.17% due 7/11–7/28/2008	19,374	19,346
Abbott Laboratories 1.97%–1.98% due 7/8–7/15/2008[1]	19,200	19,182
Yale University 2.15%–2.19% due 7/8–7/15/2008	18,600	18,585
American Honda Finance Corp. 2.28%–2.30% due 8/19–8/26/2008	18,250	18,176
John Deere Capital Corp. 2.14%–2.17% due 7/1–8/13/2008[1]	18,200	18,166
Johnson & Johnson 2.02%–2.05% due 8/5–8/13/2008[1]	18,200	18,153
NetJets Inc. 2.17%–2.19% due 7/23–8/7/2008[1]	17,700	17,668
Danske Corp. 2.47%–2.48% due 7/1–7/16/2008[1]	17,400	17,389
Brown-Forman Corp. 2.10%–2.25% due 7/22–8/20/2008[1]	16,900	16,865
CBA (Delaware) Finance Inc. 2.35%–2.50% due 7/30/2008	15,100	15,068
Genentech, Inc. 2.19% due 7/24/2008[1]	15,000	14,978
ING (U.S.) Funding LLC 2.48% due 8/1/2008	15,000	14,967
Novartis Finance Corp. 2.22% due 8/6/2008[1]	15,000	14,966
Canadian Wheat Board 2.02% due 8/8/2008	15,000	14,958
Calyon North America Inc. 2.54% due 8/19/2008	15,000	14,947
Swedish Export Credit Corp. 2.11% due 7/22/2008	14,300	14,278
KfW 2.16% due 8/5/2008[1]	14,300	14,264
Pfizer Inc 2.11%–2.16% due 7/2–8/8/2008[1]	14,000	13,988
Chevron Funding Corp. 2.03% due 7/3/2008	13,800	13,798
Wal-Mart Stores Inc. 2.10%–2.17% due 7/22/2008[1]	13,000	12,983
American Express Credit Corp. 2.28%–2.45% due 7/2–8/12/2008	11,900	11,871
Illinois Tool Works Inc. 2.26% due 7/21/2008	10,000	9,987
3M Co. 2.13% due 7/29/2008	9,000	8,985
Paccar Financial Corp. 2.10%–2.20% due 8/12–8/29/2008	8,200	8,169
Harvard University 1.98% due 7/7/2008	8,000	7,995
Estée Lauder Companies Inc. 2.20% due 7/18/2008[1]	7,800	7,791
Eksportfinans ASA 2.48% due 7/1/2008[1]	7,740	7,739
Rabobank USA Financial Corp. 2.47% due 8/8/2008	7,000	6,981
Svenska Handelsbanken Inc. 2.47% due 7/11/2008	5,000	4,996
Electricité de France 2.23% due 7/21/2008[1]	5,000	4,993
Westpac Banking Corp. 2.45% due 8/6/2008[1]	5,000	4,987
Kimberly-Clark Worldwide Inc. 2.23% due 8/18/2008[1]	4,500	4,486
HSBC Finance Corp. 2.35% due 7/29/2008	4,300	4,292
Variable Funding Capital Corp. 2.50% due 8/6/2008[1]	3,400	3,390
		719,208

FEDERAL AGENCY DISCOUNT NOTES — 6.12%
Federal Home Loan Bank 2.25% due 8/13–8/27/2008	23,050	22,983
Fannie Mae 2.20%–2.28% due 8/1–8/27/2008	14,040	14,005
Freddie Mac 2.28% due 8/25/2008	10,000	9,969
		46,957

Total investment securities (cost: $766,240,000)		766,165
Other assets less liabilities		1,134

Net assets		$767,299

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $400,972,000, which represented 52.26% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

Financial Statements

Statement of assets and liabilities
at June 30, 2008											(dollars and shares in thousands, except per-share amounts)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
Assets:

Investment securities at market:
Unaffiliated issuers	$247,673	$5,751,526	$3,468,753	$28,006,525	$10,424,549	$2,087,145	$3,786,305	$2,367,228	$25,911,690	$9,137,804	$5,882,704	$804,061	$1,356,395	$1,142,294	$766,165
Affiliated issuers	-	-	297,671	1,244,598	-	-	-	-	-	84,645	-	-	-	-	-
Cash denominated in currencies other than U.S. dollars	7	1,490	3,733	-	12,892	78	-	556	791	-	-	7	-	-	-
Cash	132	197	160	11,505	153	106	82	142	70	155	-	109	118	92	60
Unrealized gain on forward currency contracts	-	-	-	-	-	-	-	-	-	-	939	818	-	-	-
Receivables for:
Sales of investments	2,397	362	30,201	66,501	52,635	1,389	-	281	167,109	17,930	53,820	2,285	5,783	10,899	-
Sales of fund's shares	74	7,964	3,036	8,525	17,928	2,052	1,207	4,190	42,715	10,190	10,070	27,019	1,457	6,748	15,888
Dividends and interest	336	13,823	2,964	29,700	23,731	7,403	4,710	7,602	24,155	34,423	69,741	12,414	22,057	9,253	-
Other assets	-	-	588	-	-	-	-	-	-	-	2	-	20	-	-
	250,619	5,775,362	3,807,106	29,367,354	10,531,888	2,098,173	3,792,304	2,379,999	26,146,530	9,285,147	6,017,276	846,713	1,385,830	1,169,286	782,113
Liabilities:
Unrealized loss on forward currency contracts	-	-	-	-	-	-	-	-	-	139	2,855	1,692	74	-	-
Payables for:
Purchases of investments	422	15,878	14,245	105,869	39,016	10,631	9,539	16,626	98,294	51,348	219,699	8,206	9,843	52,798	14,466
Repurchases of fund's shares	182	4,208	6,054	46,292	9,543	5,883	821	2,518	12,445	8,033	2,562	943	790	281	14
Bank overdraft	-	-	-	-	-	-	-	-	-	-	633	-	-	-	-
Investment advisory services	113	2,278	2,042	7,084	3,902	1,171	1,238	1,035	5,312	2,105	1,639	329	484	339	172
Distribution services	48	1,034	728	4,716	1,660	375	766	477	4,218	1,449	798	148	213	162	124
Trustees' deferred compensation	2	69	41	893	388	14	42	5	1,013	240	58	1	92	74	38
Other	2	55	82	52	201	66	1	29	53	13	119	11	260	- *	-
	769	23,522	23,192	164,906	54,710	18,140	12,407	20,690	121,335	63,327	228,363	11,330	11,756	53,654	14,814
Net assets at June 30, 2008 (total: $102,812,785)	$249,850	$5,751,840	$3,783,914	$29,202,448	$10,477,178	$2,080,033	$3,779,897	$2,359,309	$26,025,195	$9,221,820	$5,788,913	$835,383	$1,374,074	$1,115,632	$767,299
Investment securities at cost:
Unaffiliated issuers	$248,100	$5,393,671	$3,154,147	$24,593,063	$9,537,328	$1,739,460	$4,042,125	$2,538,710	$25,221,033	$8,557,287	$6,124,665	$802,199	$1,464,940	$1,144,708	$766,240
Affiliated issuers	$-	$-	$271,160	$1,165,424	$-	$-	$-	$-	$-	$48,481	$-	$-	$-	$-	$-
Cash denominated in currencies other than U.S. dollars at cost	$7	$1,490	$3,734	$-	$12,894	$78	$-	$556	$791	$-	$-	$7	$-	$-	$-

Net assets consist of:
Capital paid in on shares of beneficial interest	$247,196	$5,309,867	$3,464,771	$25,792,378	$9,116,150	$1,674,980	$3,970,329	$2,496,059	$24,627,693	$8,614,598	$5,890,242	$818,695	$1,574,800	$1,102,075	$759,142
Undistributed (distributions in excess of) net investment income	1,662	67,695	(47,163)	140,854	143,439	13,831	39,341	27,600	240,468	121,103	149,326	12,353	48,890	20,053	8,218
Undistributed (accumulated) net realized gain (loss)	1,413	16,321	25,156	(223,454)	329,585	43,483	26,047	7,055	466,346	(130,463)	(7,019)	3,122	(141,007)	(4,082)	14
Net unrealized (depreciation) appreciation	(421)	357,957	341,150	3,492,670	888,004	347,739	(255,820)	(171,405)	690,688	616,582	(243,636)	1,213	(108,609)	(2,414)	(75)
Net assets at June 30, 2008	$249,850	$5,751,840	$3,783,914	$29,202,448	$10,477,178	$2,080,033	$3,779,897	$2,359,309	$26,025,195	$9,221,820	$5,788,913	$835,383	$1,374,074	$1,115,632	$767,299

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $22,940,559)	$29,521	$890,838	$400,377	$6,912,203	$2,627,127	$309,442	$260,221	$96,640	$6,377,616	$2,317,696	$1,899,819	$67,972	$344,244	$286,752	$120,091
Shares outstanding	2,465	42,529	19,029	123,657	137,197	14,121	28,520	9,120	180,031	139,444	173,127	6,060	30,396	24,329	10,458
Net asset value per share	$11.98	$20.95	$21.04	$55.90	$19.15	$21.91	$9.12	$10.60	$35.43	$16.62	$10.97	$11.22	$11.33	$11.79	$11.48
Class 2:
Net assets (total: $78,939,130)	$220,329	$4,861,002	$3,383,537	$21,926,717	$7,749,870	$1,770,591	$3,519,676	$2,262,669	$19,317,120	$6,841,910	$3,889,094	$767,411	$1,004,266	$799,935	$625,003
Shares outstanding	18,511	233,696	162,768	395,876	406,723	81,521	388,976	214,228	549,291	414,833	358,060	68,641	89,487	68,373	54,723
Net asset value per share	$11.90	$20.80	$20.79	$55.39	$19.05	$21.72	$9.05	$10.56	$35.17	$16.49	$10.86	$11.18	$11.22	$11.70	$11.42
Class 3:
Net assets (total: $933,096)	-	-	-	$363,528	$100,181	-	-	-	$330,459	$62,214	-	-	$25,564	$28,945	$22,205
Shares outstanding	-	-	-	6,509	5,238	-	-	-	9,335	3,746	-	-	2,257	2,456	1,935
Net asset value per share	-	-	-	$55.85	$19.13	-	-	-	$35.40	$16.61	-	-	$11.33	$11.79	$11.47

* Amount less than one thousand.

See Notes to Financial Statements

Statements of operations
for the six months ended June 30, 2008																			unaudited
																	(dollars in thousands)

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund		High-Income Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Investment income:
Income (net of non-U.S. taxes) [1,2]:
Dividends	$2,318		$77,613	$22,691	$187,035	$164,361	$22,288	$47,756	$28,401	$262,946	$59,331	$3,262	$27		$746		$-		$-
Interest	339		16,465	7,069	32,812	16,525	9,672	4,458	9,445	40,179	83,879	161,540	14,478		53,868		23,047		10,073
	2,657		94,078	29,760	219,847	180,886	31,960	52,214	37,846	303,125	143,210	164,802	14,505		54,614		23,047		10,073
Fees and expenses [3]:
Investment advisory services	746		14,927	13,589	46,257	26,231	7,653	8,524	6,574	35,864	13,869	10,595	1,760		3,104		2,117		1,126
Distribution services - Class 2	282		6,183	4,397	28,923	10,817	2,231	4,874	2,703	26,396	8,700	5,563	716		1,213		888		701
Distribution services - Class 3	-		-	-	345	99	-	-	-	326	59	-	-		24		27		20
Transfer agent services	-	[4]	2	1	10	3	1	2	1	9	3	2	-	[4]	-	[4]	-	[4]	-	[4]
Reports to shareholders	3		102	69	515	150	28	57	31	486	126	94	9		13		10		7
Registration statement and prospectus	2		44	31	229	85	16	33	17	217	71	42	4		10		7		6
Postage, stationery and supplies	1		45	31	230	53	10	20	11	217	45	41	3		4		3		2
Trustees' compensation	1		17	12	74	26	6	13	7	66	24	16	2		2		1		1
Auditing and legal	2		5	6	15	9	8	2	1	13	4	2	-	[4]	1		1		-	[4]
Custodian	16		372	484	349	1,325	466	14	156	365	82	122	62		7		1		1
State and local taxes	3		60	42	304	113	22	43	23	286	96	58	6		13		10		8
Other	2		17	22	42	29	17	6	7	44	17	11	4		6		2		1
Total fees and expenses before waiver	1,058		21,774	18,684	77,293	38,940	10,458	13,588	9,531	64,289	23,096	16,546	2,566		4,397		3,067		1,873
Less waiver of fees and expenses:
Investment advisory services	75		1,493	1,359	4,626	2,623	765	852	657	3,586	1,387	1,059	176		310		212		113
Total fees and expenses after waiver	983		20,281	17,325	72,667	36,317	9,693	12,736	8,874	60,703	21,709	15,487	2,390		4,087		2,855		1,760
Net investment income	1,674		73,797	12,435	147,180	144,569	22,267	39,478	28,972	242,422	121,501	149,315	12,115		50,527		20,192		8,313

Net realized gain (loss) and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments 2	1,515		18,727	26,264	(220,195)	337,652	44,092	28,771	7,663	487,632	(126,748)	(3,005)	2,879		(11,422)		2,917		15
Currency transactions	(82)		(1,611)	(918)	(71)	(7,399)	(407)	-	(246)	860	(226)	(2,222)	420		(124)		-		-
	1,433		17,116	25,346	(220,266)	330,253	43,685	28,771	7,417	488,492	(126,974)	(5,227)	3,299		(11,546)		2,917		15
Net unrealized (depreciation) appreciation on:
Investments	(39,658)		(684,531)	(576,235)	(2,338,607)	(1,850,361)	(259,478)	(740,584)	(263,760)	(3,967,015)	(593,022)	(168,293)	(2,583)		(61,221)		(15,474)		(54)
Currency translations	8		108	6	(173)	184	19	-	51	(20)	(67)	(1,836)	(462)		(87)		-		-
	(39,650)		(684,423)	(576,229)	(2,338,780)	(1,850,177)	(259,459)	(740,584)	(263,709)	(3,967,035)	(593,089)	(170,129)	(3,045)		(61,308)		(15,474)		(54)
Net realized gain (loss) and
unrealized depreciation
on investments and currency	(38,217)		(667,307)	(550,883)	(2,559,046)	(1,519,924)	(215,774)	(711,813)	(256,292)	(3,478,543)	(720,063)	(175,356)	254		(72,854)		(12,557)		(39)
Net (decrease) increase in net assets resulting
from operations	$(36,543)		$(593,510)	$(538,448)	$(2,411,866)	$(1,375,355)	$(193,507)	$(672,335)	$(227,320)	$(3,236,121)	$(598,562)	$(26,041)	$12,369		$(22,327)		$7,635		$8,274

[1] Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2] Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3] Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4] Amount less than one thousand.

See Notes to Financial Statements
Statements of changes in net assets
												(dollars and shares in thousands)

													Blue Chip
	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		Income and Growth Fund
	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007
Operations:
Net investment income	$1,674	$2,289	$73,797	$93,582	$12,435	$8,474	$147,180	$230,097	$144,569	$163,553	$22,267	$28,392	$39,478	$75,469
Net realized gain (loss) on investments and
currency transactions	1,433	22,831	17,116	441,598	25,346	509,642	(220,266)	2,962,852	330,253	1,313,255	43,685	165,173	28,771	254,410
Net unrealized (depreciation) appreciation
on investments and currency translations	(39,650)	9,005	(684,423)	141,822	(576,229)	162,605	(2,338,780)	146,972	(1,850,177)	363,568	(259,459)	263,385	(740,584)	(250,926)
Net (decrease) increase in net assets
resulting from operations	(36,543)	34,125	(593,510)	677,002	(538,448)	680,721	(2,411,866)	3,339,921	(1,375,355)	1,840,376	(193,507)	456,950	(672,335)	78,953

Dividends and distributions paid to shareholders:
Dividends from net investment income
and currency gains:
Class 1	-	(377)	(1,853)	(15,248)	-	(9,957)	(9,125)	(50,378)	(5,125)	(27,717)	(966)	(6,659)	(1,138)	(4,468)
Class 2	-	(2,059)	(8,192)	(129,196)	-	(106,466)	(18,542)	(192,512)	(11,371)	(135,569)	(4,929)	(49,605)	(13,775)	(109,535)
Class 3	-	-	-	-	-	-	(353)	(3,515)	(161)	(1,795)	-	-	-	-
Total dividends from net investment income
and currency gains	-	(2,436)	(10,045)	(144,444)	-	(116,423)	(28,020)	(246,405)	(16,657)	(165,081)	(5,895)	(56,264)	(14,913)	(114,003)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(365)	(1,013)	(8,689)	(1,007)	(7,339)	(5,130)	(78,011)	(23,434)	(35,879)	(13,679)	(3,297)	(2,014)	(2,408)	(1,063)
Class 2	(2,739)	(6,707)	(48,505)	(13,287)	(63,935)	(65,805)	(249,962)	(113,371)	(106,959)	(67,770)	(19,413)	(19,962)	(32,987)	(28,489)
Class 3	-	-	-	-	-	-	(4,124)	(2,111)	(1,383)	(991)	-	-	-	-
Long-term net realized gains:
Class 1	(358)	(1,382)	(58,846)	(13,121)	(40,224)	(15,875)	(618,631)	(310,646)	(290,130)	(67,908)	(18,570)	(7,335)	(14,843)	(3,868)
Class 2	(2,684)	(9,278)	(328,542)	(173,088)	(350,423)	(203,660)	(1,982,221)	(1,502,851)	(864,914)	(336,431)	(109,350)	(72,698)	(203,359)	(103,659)
Class 3	-	-	-	-	-	-	(32,706)	(27,987)	(11,178)	(4,920)	-	-	-	-
Total distributions from net realized gain on investments	(6,146)	(18,380)	(444,582)	(200,503)	(461,921)	(290,470)	(2,965,655)	(1,980,400)	(1,310,443)	(491,699)	(150,630)	(102,009)	(253,597)	(137,079)
Total dividends and distributions paid to shareholders	(6,146)	(20,816)	(454,627)	(344,947)	(461,921)	(406,893)	(2,993,675)	(2,226,805)	(1,327,100)	(656,780)	(156,525)	(158,273)	(268,510)	(251,082)

Capital share transactions:
Class 1:
Proceeds from shares sold	1,199	6,060	466,544	399,261	167,273	126,470	2,729,110	2,309,420	1,371,348	10,273	140,176	120,507	168,209	8,279
Proceeds from reinvestment of dividends and distributions	723	2,772	69,388	29,376	47,563	30,962	705,767	384,458	331,134	109,304	22,833	16,008	18,389	9,399
Cost of shares repurchased	(2,361)	(4,255)	(181,341)	(43,793)	(87,487)	(54,125)	(389,153)	(1,277,505)	(174,915)	(261,901)	(66,011)	(29,946)	(11,765)	(29,039)
Net (decrease) increase from Class 1 transactions	(439)	4,577	354,591	384,844	127,349	103,307	3,045,724	1,416,373	1,527,567	(142,324)	96,998	106,569	174,833	(11,361)
Class 2:
Proceeds from shares sold	25,839	71,657	303,174	675,865	185,323	650,430	1,039,681	2,390,962	533,230	1,410,185	173,000	374,113	169,254	462,760
Proceeds from reinvestment of dividends and distributions	5,423	18,044	385,239	315,571	414,358	375,931	2,250,725	1,808,734	983,244	539,770	133,692	142,265	250,121	241,683
Cost of shares repurchased	(13,088)	(11,522)	(107,124)	(137,454)	(286,435)	(234,256)	(2,570,902)	(2,925,475)	(1,418,178)	(457,606)	(109,596)	(86,420)	(290,373)	(200,407)
Net increase from Class 2 transactions	18,174	78,179	581,289	853,982	313,246	792,105	719,504	1,274,221	98,296	1,492,349	197,096	429,958	129,002	504,036
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	1,564	4,170	640	3,053	-	-	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	37,183	33,613	12,722	7,706	-	-	-	-
Cost of shares repurchased	-	-	-	-	-	-	(31,347)	(82,589)	(9,790)	(22,414)	-	-	-	-
Net increase (decrease) from Class 3 transactions	-	-	-	-	-	-	7,400	(44,806)	3,572	(11,655)	-	-	-	-
Net increase in net assets resulting from
capital share transactions	17,735	82,756	935,880	1,238,826	440,595	895,412	3,772,628	2,645,788	1,629,435	1,338,370	294,094	536,527	303,835	492,675

Total (decrease) increase in net assets	(24,954)	96,065	(112,257)	1,570,881	(559,774)	1,169,240	(1,632,913)	3,758,904	(1,073,020)	2,521,966	(55,938)	835,204	(637,010)	320,546

Net assets:
Beginning of period	274,804	178,739	5,864,097	4,293,216	4,343,688	3,174,448	30,835,361	27,076,457	11,550,198	9,028,232	2,135,971	1,300,767	4,416,907	4,096,361
End of period	$249,850	$274,804	$5,751,840	$5,864,097	$3,783,914	$4,343,688	$29,202,448	$30,835,361	$10,477,178	$11,550,198	$2,080,033	$2,135,971	$3,779,897	$4,416,907

Undistributed (distributions in excess of) net investment income	$1,662	$(12)	$67,695	$3,943	$(47,163)	$(59,598)	$140,854	$21,694	$143,439	$15,527	$13,831	$(2,541)	$39,341	$14,776

Shares of beneficial interest:
Class 1:
Shares sold	92	423	19,804	15,922	6,850	4,520	42,393	33,820	58,840	415	5,736	4,878	15,320	668
Shares issued on reinvestment of dividends and distributions	59	202	3,274	1,195	2,210	1,132	12,364	5,708	17,175	4,615	1,033	681	1,950	769
Shares repurchased	(181)	(304)	(7,741)	(1,788)	(3,607)	(1,999)	(6,240)	(18,697)	(7,654)	(11,093)	(2,735)	(1,305)	(1,103)	(2,380)
Net (decrease) increase in shares outstanding	(30)	321	15,337	15,329	5,453	3,653	48,517	20,831	68,361	(6,063)	4,034	4,254	16,167	(943)
Class 2:
Shares sold	2,000	5,027	12,848	27,538	7,640	23,682	16,645	35,619	23,385	59,148	7,055	15,801	15,934	38,123
Shares issued on reinvestment of dividends and distributions	444	1,325	18,301	12,903	19,490	13,858	39,793	27,058	51,237	22,881	6,105	6,123	26,751	19,932
Shares repurchased	(1,024)	(832)	(4,633)	(5,664)	(11,857)	(8,879)	(40,631)	(43,455)	(61,099)	(19,682)	(4,612)	(3,867)	(26,924)	(16,554)
Net increase in shares outstanding	1,420	5,520	26,516	34,777	15,273	28,661	15,807	19,222	13,523	62,347	8,548	18,057	15,761	41,501
Class 3:
Shares sold	-	-	-	-	-	-	24	63	28	130	-	-	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	652	499	661	326	-	-	-	-
Shares repurchased	-	-	-	-	-	-	(498)	(1,224)	(430)	(951)	-	-	-	-
Net increase (decrease) in shares outstanding	-	-	-	-	-	-	178	(662)	259	(495)	-	-	-	-

(*) Unaudited.

See Notes to Financial Statements

Statements of changes in net assets
														(dollars and shares in thousands)

													U.S. Government/
	Global Growth and Income Fund		Growth-Income Fund		Asset Allocation Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007	Six months ended June 30, 2008 (*)	Year ended December 31, 2007
Operations:
Net investment income	$28,972	$29,034	$242,422	$466,168	$121,501	$211,683	$149,315	$233,657	$12,115	$6,041	$50,527	$92,403	$20,192	$33,300	$8,313	$22,878
Net realized gain (loss) on investments and
currency transactions	7,417	77,806	488,492	1,633,341	(126,974)	357,101	(5,227)	34,797	3,299	3,344	(11,546)	3,093	2,917	2,138	15	3
Net unrealized (depreciation) appreciation
on investments and currency translations	(263,709)	41,796	(3,967,035)	(740,365)	(593,089)	(75,392)	(170,129)	(128,206)	(3,045)	4,164	(61,308)	(81,331)	(15,474)	12,104	(54)	(32)
Net (decrease) increase in net assets
resulting from operations	(227,320)	148,636	(3,236,121)	1,359,144	(598,562)	493,392	(26,041)	140,248	12,369	13,549	(22,327)	14,165	7,635	47,542	8,274	22,849

Dividends and distributions paid to shareholders:
Dividends from net investment income
and currency gains:
Class 1	-	(1,370)	(22,859)	(99,611)	(10,686)	(42,539)	(16,750)	(27,191)	(91)	(761)	(4,365)	(34,436)	(1,632)	(15,945)	(697)	(7,248)
Class 2	-	(30,736)	(60,708)	(355,785)	(29,050)	(157,653)	(33,237)	(327,209)	(1,048)	(7,129)	(12,551)	(110,945)	(4,374)	(37,372)	(3,273)	(25,540)
Class 3	-	-	(1,080)	(6,561)	(270)	(1,590)	-	-	-	-	(325)	(3,325)	(160)	(2,188)	(120)	(1,300)
Total dividends from net investment income
and currency gains	-	(32,106)	(84,647)	(461,957)	(40,006)	(201,782)	(49,987)	(354,400)	(1,139)	(7,890)	(17,241)	(148,706)	(6,166)	(55,505)	(4,090)	(34,088)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(394)	(1,952)	(42,380)	(17,061)	(2,375)	(5,053)	(3,045)	-	(23)	-	-	-	-	-	-	-
Class 2	(9,569)	(47,286)	(130,677)	(69,728)	(7,163)	(28,051)	(6,365)	-	(262)	-	-	-	-	-	-	-
Class 3	-	-	(2,231)	(1,354)	(65)	(297)	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	(236)	(565)	(351,389)	(164,342)	(85,489)	(36,748)	(1,523)	-	-	-	-	-	-	-	-	-
Class 2	(5,742)	(14,077)	(1,083,493)	(671,641)	(257,869)	(204,006)	(3,182)	-	-	-	-	-	-	-	-	-
Class 3	-	-	(18,492)	(13,040)	(2,333)	(2,162)	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	(15,941)	(63,880)	(1,628,662)	(937,166)	(355,294)	(276,317)	(14,115)	-	(285)	-	-	-	-	-	-	-
Total dividends and distributions paid to shareholders	(15,941)	(95,986)	(1,713,309)	(1,399,123)	(395,300)	(478,099)	(64,102)	(354,400)	(1,424)	(7,890)	(17,241)	(148,706)	(6,166)	(55,505)	(4,090)	(34,088)

Capital share transactions:
Class 1:
Proceeds from shares sold	28,265	44,895	2,105,765	2,341,348	579,511	896,096	1,693,000	223,507	43,365	15,323	97,029	64,447	89,893	17,198	35,501	82,701
Proceeds from reinvestment of dividends and distributions	630	3,887	416,628	281,014	98,550	84,340	21,318	27,191	114	761	4,365	34,436	1,632	15,945	697	7,248
Cost of shares repurchased	(2,297)	(18,147)	(626,770)	(673,969)	(57,812)	(115,427)	(221,946)	(27,058)	(4,278)	(687)	(55,915)	(54,035)	(16,858)	(37,415)	(28,998)	(73,550)
Net (decrease) increase from Class 1 transactions	26,598	30,635	1,895,623	1,948,393	620,249	865,009	1,492,372	223,640	39,201	15,397	45,479	44,848	74,667	(4,272)	7,200	16,399
Class 2:
Proceeds from shares sold	505,031	1,224,641	690,503	2,013,524	218,833	717,517	363,717	1,307,778	495,023	256,862	73,738	222,164	203,559	179,695	267,502	400,501
Proceeds from reinvestment of dividends and distributions	15,311	92,099	1,274,878	1,097,154	294,082	389,710	42,784	327,209	1,310	7,129	12,551	110,945	4,374	37,372	3,273	25,540
Cost of shares repurchased	(20,483)	(6,505)	(2,142,570)	(2,602,486)	(221,544)	(193,263)	(1,134,416)	(133,653)	(18,496)	(4,474)	(48,716)	(67,426)	(5,785)	(17,046)	(101,127)	(247,164)
Net increase from Class 2 transactions	499,859	1,310,235	(177,189)	508,192	291,371	913,964	(727,915)	1,501,334	477,837	259,517	37,573	265,683	202,148	200,021	169,648	178,877
Class 3:
Proceeds from shares sold	-	-	299	778	445	3,124	-	-	-	-	2,313	2,454	3,564	3,966	11,408	20,409
Proceeds from reinvestment of dividends and distributions	-	-	21,803	20,955	2,668	4,049	-	-	-	-	325	3,325	160	2,188	120	1,300
Cost of shares repurchased	-	-	(31,726)	(77,378)	(5,161)	(12,795)	-	-	-	-	(4,027)	(8,871)	(3,767)	(8,953)	(9,625)	(19,332)
Net increase (decrease) from Class 3 transactions	-	-	(9,624)	(55,645)	(2,048)	(5,622)	-	-	-	-	(1,389)	(3,092)	(43)	(2,799)	1,903	2,377
Net increase in net assets resulting from
capital share transactions	526,457	1,340,870	1,708,810	2,400,940	909,572	1,773,351	764,457	1,724,974	517,038	274,914	81,663	307,439	276,772	192,950	178,751	197,653

Total (decrease) increase in net assets	283,196	1,393,520	(3,240,620)	2,360,961	(84,290)	1,788,644	674,314	1,510,822	527,983	280,573	42,095	172,898	278,241	184,987	182,935	186,414

Net assets:
Beginning of period	2,076,113	682,593	29,265,815	26,904,854	9,306,110	7,517,466	5,114,599	3,603,777	307,400	26,827	1,331,979	1,159,081	837,391	652,404	584,364	397,950
End of period	$2,359,309	$2,076,113	$26,025,195	$29,265,815	$9,221,820	$9,306,110	$5,788,913	$5,114,599	$835,383	$307,400	$1,374,074	$1,331,979	$1,115,632	$837,391	$767,299	$584,364

Undistributed (distributions in excess of) net investment income	$27,600	$(1,372)	$240,468	$82,693	$121,103	$39,608	$149,326	$49,998	$12,353	$1,377	$48,890	$15,604	$20,053	$6,027	$8,218	$3,995

Shares of beneficial interest:
Class 1:
Shares sold	2,517	3,807	52,015	52,474	32,747	46,825	151,933	19,367	3,864	1,435	8,444	5,144	7,591	1,447	3,098	7,068
Shares issued on reinvestment of dividends and distributions	59	337	11,424	6,397	5,856	4,483	1,943	2,432	10	71	380	2,837	139	1,385	61	633
Shares repurchased	(206)	(1,495)	(15,539)	(15,323)	(3,274)	(6,055)	(19,916)	(2,340)	(378)	(66)	(4,890)	(4,245)	(1,416)	(3,160)	(2,525)	(6,295)
Net (decrease) increase in shares outstanding	2,370	2,649	47,900	43,548	35,329	45,253	133,960	19,459	3,496	1,440	3,934	3,736	6,314	(328)	634	1,406
Class 2:
Shares sold	44,790	104,297	17,507	46,137	12,473	37,981	32,909	113,731	44,300	24,105	6,482	17,346	17,242	15,266	23,446	34,457
Shares issued on reinvestment of dividends and distributions	1,435	8,017	35,218	25,097	17,610	20,722	3,940	29,490	118	667	1,103	9,210	377	3,262	287	2,244
Shares repurchased	(1,871)	(561)	(53,416)	(59,040)	(12,680)	(10,240)	(102,872)	(11,757)	(1,636)	(425)	(4,327)	(5,429)	(491)	(1,450)	(8,846)	(21,256)
Net increase in shares outstanding	44,354	111,753	(691)	12,194	17,403	48,463	(66,023)	131,464	42,782	24,347	3,258	21,127	17,128	17,078	14,887	15,445
Class 3:
Shares sold	-	-	8	18	25	165	-	-	-	-	202	191	299	333	995	1,743
Shares issued on reinvestment of dividends and distributions	-	-	598	476	158	214	-	-	-	-	28	273	14	190	11	114
Shares repurchased	-	-	(799)	(1,757)	(292)	(671)	-	-	-	-	(349)	(690)	(316)	(759)	(839)	(1,658)
Net increase (decrease) in shares outstanding	-	-	(193)	(1,263)	(109)	(292)	-	-	-	-	(119)	(226)	(3)	(236)	167	199

(*) Unaudited.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization – American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund	Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
International Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
New World Fund	Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund	Seeks to produce income exceeding the average yield on U.S. stocks and provide an opportunity for growth of principal.
Global Growth and Income Fund	Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund	Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Asset Allocation Fund	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund
Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund	Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund
Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the funds value forward currency contracts based on the applicable exchange rates and record unrealized gains or losses. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statements of assets and liabilities.

Mortgage dollar rolls – The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions – The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.  Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

All of the funds, with the exception of Global Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2004, nor by state tax authorities for years before 2003. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 and 2007, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005.  All other funds are not subject to examination by tax authorities outside the U.S.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes.  Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the table below and on the following page, three funds had capital loss carryforwards available at December 31, 2007.  These will be used to offset any capital gains realized by the funds in the current and future years through the expiration dates.  Those funds will not make distributions from capital gains while capital loss carryforwards remain.

The components of distributable earnings on a tax basis are reported as of December 31, 2007, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2008.

Additional tax basis disclosures are as follows:

						(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2007:
Undistributed ordinary income	$3,099	$67,002	$71,155	$359,823	$160,621	$28,543	$49,874
Post-October currency loss deferrals (realized during the period
November 1, 2007, through December 31, 2007)*	(11)	(640)	(574)	(1,397)	(662)	-	-
Undistributed long-term capital gain	3,027	387,152	390,606	2,633,369	1,165,731	127,723	217,880

As of June 30, 2008:
Gross unrealized appreciation on investment securities	$29,567	$856,928	$755,929	$6,751,412	$1,750,714	$459,747	$515,075
Gross unrealized depreciation on investment securities	(30,172)	(510,864)	(473,827)	(3,285,883)	(869,402)	(120,666)	(779,974)
Net unrealized (depreciation) appreciation on investment securities	$(605)	$346,064	$282,102	$3,465,529	$881,312	$339,081	$(264,899)
Cost of investment securities	$248,278	$5,405,462	$3,484,322	$25,785,594	$9,543,237	$1,748,064	$4,051,204

For footnotes, please see end of table.

							(dollars in thousands)

	Global Growth and Income Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2007:
Undistributed ordinary income	$9,814	$258,828	$49,061	$58,594	$1,345	$17,217	$6,102	$4,033
Post-October currency loss deferrals (realized during the period
November 1, 2007, through December 31, 2007)*	-	(505)	-	-	-	(28)	-	-
Undistributed long-term capital gain	5,766	1,452,853	345,444	4,691	-	-	-	-
Post-October capital loss deferrals (realized during the period
November 1, 2007, through December 31, 2007)*	-	-	-	-	(13)	(1,347)	(29)	-
Capital loss carryforwards:
Expiring 2008	-	-	-	-	-	$-	$2,459	$-
Expiring 2009	-	-	-	-	-	41,518	-	-
Expiring 2010	-	-	-	-	-	50,900	-	-
Expiring 2011	-	-	-	-	-	35,517	-	-
Expiring 2013	-	-	-	-	-	-	-	1
Expiring 2014	-	-	-	-	-	-	4,453	- †
	-	-	-	-	-	$127,935	$6,912	$1
As of June 30, 2008:
Gross unrealized appreciation on investment securities	$149,405	$4,447,648	$1,478,578	$67,774	$12,477	$26,049	$10,632	$11
Gross unrealized depreciation on investment securities	(322,255)	(3,780,269)	(869,553)	(313,435)	(10,987)	(136,358)	(13,253)	(86)
Net unrealized (depreciation) appreciation on investment securities	$(172,850)	$667,379	$609,025	$(245,661)	$1,490	$(110,309)	$(2,621)	$(75)
Cost of investment securities	$2,540,078	$25,244,311	$8,613,424	$6,128,365	$802,571	$1,466,704	$1,144,915	$766,240

* These deferrals are considered incurred in the subsequent year.
† Amount less than one thousand.

4. Fees and transactions with related parties
Capital Research and Management Company ("CRMC"), the series’ investment adviser, is the parent company of American Funds Service Company ® ("AFS"), the series’ transfer agent, and American Funds Distributors, ® Inc. ("AFD"), the distributor of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2008, total aggregate investment advisory services fees waived by CRMC were $19,293,000. As a result, the aggregate fees shown on the accompanying financial statements of $192,936,000 were reduced to $173,643,000. The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)
Fund	Beginning with	Ending with	Up to	In excess of	For the six months ended June 30, 2008, before waiver	For the six months ended June 30, 2008, after waiver
Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.460	.6	5.0	.52	.47
Global Small Capitalization	.800	.650	.6	3.0	.70	.63
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.44
New World	.850	.660	.5	1.5	.74	.67
Blue Chip Income and Growth	.500	.370	.6	4.0	.42	.38
Global Growth and Income	.690	.500	.6	2.0	.59	.53
Growth-Income	.500	.222	.6	27.0	.26	.23
Asset Allocation	.500	.250	.6	8.0	.30	.27
Bond	.480	.340	.6	5.0	.39	.35
Global Bond	.570		all		.57	.51
High-Income Bond	.500	.420	.6	2.0	.47	.42
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.44	.40
Cash Management	.320		all		.32	.29
Transfer agent services – The aggregate fee of $34,000 was incurred during the six months ended June 30, 2008, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows:

	(dollars in thousands)

	Current fees	Decrease in value of deferred amounts
Global Discovery	$1	$- *
Global Growth	19	(2)
Global Small Capitalization	13	(1)
Growth	98	(24)
International	36	(10)
New World	7	(1)
Blue Chip Income and Growth	14	(1)
Global Growth and Income	7	- *
Growth-Income	93	(27)
Asset Allocation	30	(6)
Bond	18	(2)
Global Bond	2	- *
High-Income Bond	4	(2)
U.S. Government/AAA-Rated Securities	3	(2)
Cash Management	2	(1)

* Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2008, distribution expenses under the plans for the series aggregated $104,587,000 for Class 2 and $900,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Disclosure of fair value measurements

The series adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the funds to classify their assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the funds’ valuation levels as of June 30, 2008 (dollars in thousands):

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund

Investment securities:
Level 1 — Quoted prices	$132,555		$1,798,568		$1,294,259		$24,785,862		$719,547		$530,195		$3,518,056
Level 2 — Other significant observable inputs	115,118	(1)	3,945,472	(1)	2,461,422	(1)	4,406,309	(1)	9,697,168	(1)	1,556,950	(1)	266,215
Level 3 — Significant unobservable inputs	-		7,486		10,743		58,952		7,834		-		2,034
Total	$247,673		$5,751,526		$3,766,424		$29,251,123		$10,424,549		$2,087,145		$3,786,305

	Global Growth and Income Fund		Growth-Income Fund		Asset Allocation Fund		Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund

Investment securities:
Level 1 — Quoted prices	$985,513		$20,976,695		$5,110,509		$83,289	$544	$20,104	$-	$-
Level 2 — Other significant observable inputs	1,381,715	(1)	4,880,753	(1)	4,093,268	(1)	5,792,806	802,209	1,311,466	1,133,560	766,165
Level 3 — Significant unobservable inputs	-		54,242		18,672		6,609	1,308	24,825	8,734	-
Total	$2,367,228		$25,911,690		$9,222,449		$5,882,704	$804,061	$1,356,395	$1,142,294	$766,165

Forward currency contracts (2) :
Level 2 — Other significant observable inputs	$-		$-		$(139)		$(1,916)	$(874)	$(74)	$-	$-

The following table reconciles the valuation of the funds’ Level 3 investment securities and related transactions during the six months ended June 30, 2008 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund		International Fund	Blue Chip Income and Growth Fund
Beginning value at 1/1/2008	$7,120	$7,795	$85,603		$8,540	$-
Net purchases	-	-	38,571		-	4,200
Net unrealized appreciation (depreciation) (3)	366	(2,384)	(792)		(706)	(2,166)
Net transfers into (out of) Level 3	-	5,332	(64,430)		-	-
Ending value at 6/30/2008	$7,486	$10,743	$58,952		$7,834	$2,034

Net unrealized appreciation (depreciation) during the period
on Level 3 investment securities held at 6/30/2008	$366	$(2,384)	$-	(4)	$(706)	$(2,166)

	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Beginning value at 1/1/2008	$-	$57,405	$29,355	$885	$17,514	$8,677
Net purchases (sales)	6,131	(793)	(94)	883	7	(61)
Net realized loss (3)	-	(538)	-	-	(221)	-
Net unrealized depreciation (3)	(5,527)	(709)	(1,021)	(223)	(210)	(395)
Net transfers into (out of) Level 3	53,638	(36,693)	(21,631)	(237)	7,735	513
Ending value at 6/30/2008	$54,242	$18,672	$6,609	$1,308	$24,825	$8,734

Net unrealized (depreciation) appreciation during the period
on Level 3 investment securities held at 6/30/2008 (3)	$(5,527)	$91	$(1)	$(163)	$224	$(321)

(1) Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.
(2) Net unrealized depreciation on forward currency contracts is not included in the summary investment portfolio.
(3) Net realized loss and net unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
(4) Amount less than one thousand.

7. Investment transactions and other disclosures

As of June 30, 2008, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

				(amounts in thousands)

		Contract amount		U.S. valuations at June 30, 2008

Fund		Non-U.S.	U.S.	Amount	Unrealized appreciation (depreciation)
Purchases:

Bond	Euros, expiring 7/16-9/12/2008	€36,430	$56,697	$57,239	$542
Bond	Japanese yen, expiring 7/10-8/20/2008	¥3,325,484	32,090	31,427	(663)
Bond	Singapore dollars, expiring 8/8-8/25/2008	$ S28,407	21,000	20,926	(74)
Bond	Swiss francs, expiring 8/25/2008	CHF5,403	5,250	5,308	58
Global Bond	Euros, expiring 7/9-9/12/2008	€33,768	52,676	53,082	406
Global Bond	Japanese yen, expiring 7/9-9/19/2008	¥7,163,456	68,753	67,759	(994)
Global Bond	Singapore dollars, expiring 7/9-9/17/2008	$ S21,435	15,673	15,796	123
Global Bond	Swiss francs, expiring 8/25/2008	CHF9,146	8,844	8,985	141

Sales:

Asset Allocation	Euros, expiring 7/10-9/19/2008	€7,619	11,844	11,983	(139)
Bond	Australian dollars, expiring 8/12-8/20/2008	$ A11,780	11,036	11,218	(182)
Bond	British pounds, expiring 7/16-9/12/2008	£13,464	26,376	26,743	(367)
Bond	Euros, expiring 7/31-9/16/2008	€65663	101,405	103,228	(1,823)
Bond	Israeli shekels, expiring 8/29-9/5/2008	ILS46,710	14,221	13,925	296
Bond	Korean won, expiring 7/15/2008	KRW10,709,140	10,519	10,222	297
Global Bond	Australian dollars, expiring 7/9-8/20/2008	$ A10,780	9,962	10,280	(318)
Global Bond	British pounds, expiring 7/16-9/12/2008	£12,850	25,251	25,532	(281)
Global Bond	Euros, expiring 7/10-9/18/2008	€3,904	6,021	6,128	(107)
Global Bond	Israeli shekels, expiring 8/29-9/5/2008	ILS13,170	4,010	3,926	84
Global Bond	Korean won, expiring 7/15/2008	KRW1,046,950	1,028	999	29
Global Bond	Swedish kroner, expiring 8/25/2008	SKr32,000	5,344	5,301	43
High-Income Bond	Euros, expiring 7/10-9/19/2008	€2,497	3,847	3,921	(74)

The following table presents additional information for the six months ended June 30, 2008:

								(dollars in thousands)

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund		International Fund	New World Fund	Blue Chip Income and Growth Fund

Purchases of investment securities *	$75,647		$1,417,524	$988,201	$4,430,601		$2,862,725	$350,347	$544,557
Sales of investment securities *	54,689		781,446	723,399	2,970,007		2,402,774	219,914	395,527
Non-U.S taxes paid on dividend income	219		7,351	2,004	7,060		23,433	2,613	572
Non-U.S taxes paid on realized gains	-	†	853	947	-	†	-	84	-
Dividends from affiliated issuers	-		-	1,270	1,841		-	-	-
Net realized gain (loss) from affiliated issuers	-		-	1,457	(19,320)		-	-	-

							(dollars in thousands)

	Global Growth and Income Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Purchases of investment securities *	$974,139	$4,300,012	$1,213,845	$1,732,967	$552,402	$174,668	$235,764	$3,052,899
Sales of investment securities *	255,243	3,723,485	559,327	1,001,294	183,844	188,575	142,426	2,879,276
Non-U.S taxes paid on dividend income	2,449	7,773	1,021	-	-	-	-	-
Non-U.S taxes paid on interest income	-	-	-	92	37	1	-	-

* Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.
† Amount less than one thousand.

Financial Highlights (1)

		(Loss) income from investment operations (2)					Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets (3)

Global Discovery Fund
Class 1
6/30/08 (4)	$14.09	$.10		$ (1.91)		$ (1.81)	$ -	$ (.30)		$ (.30)	$11.98	(12.91)%	$ 30.60%		(5)	.54%	(5)	1.51%	(5)
12/31/07	13.05	.17		2.07		2.24	(.16)	(1.04)		(1.20)	14.09	17.55	35.60			.54		1.25
12/31/06	11.63	.15		1.89		2.04	(.13)	(.49)		(.62)	13.05	17.66	28.62			.56		1.19
12/31/05	10.79	.14		1.05		1.19	(.11)	(.24)		(.35)	11.63	11.07	22.61			.56		1.27
12/31/04	9.94	.08		.98		1.06	(.09)	(.12)		(.21)	10.79	10.72	20.61			.60		.81
12/31/03	7.26	.05		2.67		2.72	(.04)	-		(.04)	9.94	37.41	17.61			.61		.55
Class 2
6/30/08 (4)	14.02	.08		(1.90)		(1.82)	-	(.30)		(.30)	11.90	(13.04)	220.85		(5)	.79	(5)	1.27	(5)
12/31/07	13.00	.14		2.05		2.19	(.13)	(1.04)		(1.17)	14.02	17.22	240.85			.79		.98
12/31/06	11.59	.11		1.89		2.00	(.10)	(.49)		(.59)	13.00	17.41	151.87			.81		.94
12/31/05	10.76	.11		1.05		1.16	(.09)	(.24)		(.33)	11.59	10.80	89.86			.81		1.04
12/31/04	9.92	.06		.97		1.03	(.07)	(.12)		(.19)	10.76	10.43	51.86			.85		.60
12/31/03	7.25	.02		2.67		2.69	(.02)	-		(.02)	9.92	37.11	24.86			.86		.28
Global Growth Fund
Class 1
6/30/08 (4)	$25.15	$.34		$ (2.74)		$ (2.40)	$ (.05)	$ (1.75)		$ (1.80)	$20.95	(9.64)%	$ 891.54%		(5)	.49%	(5)	2.87%	(5)
12/31/07	23.44	.51		2.98		3.49	(.76)	(1.02)		(1.78)	25.15	15.16	684.55			.50		2.06
12/31/06	19.63	.41		3.62		4.03	(.22)	-		(.22)	23.44	20.73	278.58			.53		1.95
12/31/05	17.31	.28		2.19		2.47	(.15)	-		(.15)	19.63	14.37	206.62			.57		1.56
12/31/04	15.30	.18		1.92		2.10	(.09)	-		(.09)	17.31	13.80	202.65			.64		1.15
12/31/03	11.35	.12		3.91		4.03	(.08)	-		(.08)	15.30	35.63	188.70			.70		.94
Class 2
6/30/08 (4)	25.00	.30		(2.71)		(2.41)	(.04)	(1.75)		(1.79)	20.80	(9.74)	4,861.79		(5)	.74	(5)	2.53	(5)
12/31/07	23.29	.45		2.95		3.40	(.67)	(1.02)		(1.69)	25.00	14.85	5,180.80			.75		1.84
12/31/06	19.52	.36		3.59		3.95	(.18)	-		(.18)	23.29	20.43	4,015.83			.78		1.71
12/31/05	17.23	.23		2.18		2.41	(.12)	-		(.12)	19.52	14.07	2,617.87			.82		1.30
12/31/04	15.25	.14		1.91		2.05	(.07)	-		(.07)	17.23	13.49	1,796.90			.89		.92
12/31/03	11.32	.09		3.89		3.98	(.05)	-		(.05)	15.25	35.27	1,082.95			.95		.68
Global Small Capitalization Fund
Class 1
6/30/08 (4)	$27.20	$.11		$ (3.39)		$ (3.28)	$ -	$ (2.88)		$ (2.88)	$21.04	(12.28)%	$ 400.74%		(5)	.67%	(5)	.89%	(5)
12/31/07	24.87	.12		5.27		5.39	(.90)	(2.16)		(3.06)	27.20	21.73	369.73			.66		.45
12/31/06	21.29	.19		4.74		4.93	(.14)	(1.21)		(1.35)	24.87	24.35	247.77			.69		.82
12/31/05	17.14	.13		4.23		4.36	(.21)	-		(.21)	21.29	25.66	231.79			.73		.72
12/31/04	14.15	.02		2.97		2.99	-	-		-	17.14	21.13	193.81			.80		.15
12/31/03	9.27	-	(6)	4.97		4.97	(.09)	-		(.09)	14.15	53.92	163.83			.83		(.03)
Class 2
6/30/08 (4)	26.95	.07		(3.35)		(3.28)	-	(2.88)		(2.88)	20.79	(12.39)	3,384.99		(5)	.92	(5)	.62	(5)
12/31/07	24.64	.05		5.22		5.27	(.80)	(2.16)		(2.96)	26.95	21.43	3,975.98			.91		.20
12/31/06	21.12	.14		4.70		4.84	(.11)	(1.21)		(1.32)	24.64	24.05	2,927	1.02		.94		.61
12/31/05	17.02	.09		4.19		4.28	(.18)	-		(.18)	21.12	25.35	1,977	1.04		.97		.49
12/31/04	14.08	(.01)		2.95		2.94	-	-		-	17.02	20.88	1,198	1.06		1.05		(.07)
12/31/03	9.23	(.03)		4.95		4.92	(.07)	-		(.07)	14.08	53.53	665	1.08		1.08		(.28)
Growth Fund
Class 1
6/30/08 (4)	$67.22	$.40		$ (5.38)		$ (4.98)	$ (.08)	$ (6.26)		$ (6.34)	$55.90	(7.60)%	$ 6,912.33%		(5)	.30%	(5)	1.26%	(5)
12/31/07	64.51	.68		7.44		8.12	(.68)	(4.73)		(5.41)	67.22	12.64	5,051.33			.30		1.00
12/31/06	59.36	.70		5.46		6.16	(.63)	(.38)		(1.01)	64.51	10.48	3,503.34			.31		1.14
12/31/05	51.39	.46		8.00		8.46	(.49)	-		(.49)	59.36	16.50	3,709.35			.32		.87
12/31/04	45.74	.32		5.51		5.83	(.18)	-		(.18)	51.39	12.75	3,744.36			.36		.68
12/31/03	33.47	.16		12.26		12.42	(.15)	-		(.15)	45.74	37.15	3,877.39			.39		.41
Class 2
6/30/08 (4)	66.72	.30		(5.32)		(5.02)	(.05)	(6.26)		(6.31)	55.39	(7.71)	21,927.58		(5)	.55	(5)	.95	(5)
12/31/07	64.08	.50		7.39		7.89	(.52)	(4.73)		(5.25)	66.72	12.35	25,359.58			.55		.74
12/31/06	58.98	.54		5.43		5.97	(.49)	(.38)		(.87)	64.08	10.22	23,122.59			.56		.89
12/31/05	51.10	.34		7.92		8.26	(.38)	-		(.38)	58.98	16.19	18,343.60			.57		.64
12/31/04	45.50	.23		5.45		5.68	(.08)	-		(.08)	51.10	12.50	12,055.61			.61		.50
12/31/03	33.29	.06		12.19		12.25	(.04)	-		(.04)	45.50	36.80	7,107.64			.64		.16
Class 3
6/30/08 (4)	67.21	.32		(5.36)		(5.04)	(.06)	(6.26)		(6.32)	55.85	(7.69)	363.51		(5)	.48	(5)	1.03	(5)
12/31/07	64.50	.55		7.45		8.00	(.56)	(4.73)		(5.29)	67.21	12.44	425.51			.48		.81
12/31/06	59.34	.59		5.46		6.05	(.51)	(.38)		(.89)	64.50	10.29	451.52			.49		.95
12/31/05	51.38	.37		7.98		8.35	(.39)	-		(.39)	59.34	16.28	499.53			.50		.69
12/31/04 (7)	47.74	.24		3.50		3.74	(.10)	-		(.10)	51.38	7.85	516.54		(5)	.53	(5)	.54	(5)
International Fund
Class 1
6/30/08 (4)	$24.81	$.36		$ (3.24)		$ (2.88)	$ (.04)	$ (2.74)		$ (2.78)	$19.15	(11.69)%	$ 2,627.52%		(5)	.47%	(5)	3.12%	(5)
12/31/07	22.01	.43		3.95		4.38	(.41)	(1.17)		(1.58)	24.81	20.30	1,708.52			.47		1.82
12/31/06	18.96	.41		3.21		3.62	(.38)	(.19)		(.57)	22.01	19.33	1,648.54			.49		1.99
12/31/05	15.82	.32		3.11		3.43	(.29)	-		(.29)	18.96	21.75	1,599.57			.52		1.92
12/31/04	13.41	.22		2.41		2.63	(.22)	-		(.22)	15.82	19.66	1,495.60			.59		1.54
12/31/03	10.07	.15		3.38		3.53	(.19)	-		(.19)	13.41	35.12	1,431.63			.63		1.40
Class 2
6/30/08 (4)	24.72	.29		(3.19)		(2.90)	(.03)	(2.74)		(2.77)	19.05	(11.83)	7,750.77		(5)	.72	(5)	2.59	(5)
12/31/07	21.94	.36		3.94		4.30	(.35)	(1.17)		(1.52)	24.72	20.02	9,719.77			.72		1.55
12/31/06	18.92	.35		3.20		3.55	(.34)	(.19)		(.53)	21.94	18.98	7,260.79			.74		1.72
12/31/05	15.79	.28		3.11		3.39	(.26)	-		(.26)	18.92	21.50	4,790.82			.77		1.64
12/31/04	13.39	.18		2.41		2.59	(.19)	-		(.19)	15.79	19.32	2,752.84			.83		1.27
12/31/03	10.05	.12		3.37		3.49	(.15)	-		(.15)	13.39	34.85	1,385.88			.88		1.08
Class 3
6/30/08 (4)	24.80	.31		(3.20)		(2.89)	(.04)	(2.74)		(2.78)	19.13	(11.77)	100.70		(5)	.65	(5)	2.69	(5)
12/31/07	22.00	.39		3.94		4.33	(.36)	(1.17)		(1.53)	24.80	20.10	123.70			.65		1.64
12/31/06	18.96	.37		3.20		3.57	(.34)	(.19)		(.53)	22.00	19.07	120.72			.67		1.81
12/31/05	15.82	.29		3.11		3.40	(.26)	-		(.26)	18.96	21.54	116.75			.70		1.74
12/31/04 (7)	13.76	.20		2.05		2.25	(.19)	-		(.19)	15.82	16.45	115.77		(5)	.77	(5)	1.45	(5)
New World Fund
Class 1
6/30/08 (4)	$25.88	$.29		$ (2.48)		$ (2.19)	$ (.08)	$ (1.70)		$ (1.78)	$21.91	(8.58)%	$ 309.80%		(5)	.73%	(5)	2.41%	(5)
12/31/07	21.56	.46		6.25		6.71	(.83)	(1.56)		(2.39)	25.88	32.53	261.82			.74		1.92
12/31/06	16.67	.41		4.95		5.36	(.32)	(.15)		(.47)	21.56	32.88	126.88			.80		2.19
12/31/05	13.96	.33		2.58		2.91	(.20)	-		(.20)	16.67	21.10	88.92			.85		2.22
12/31/04	11.99	.23		2.01		2.24	(.27)	-		(.27)	13.96	19.07	63.93			.92		1.81
12/31/03	8.76	.21		3.21		3.42	(.19)	-		(.19)	11.99	39.56	47.92			.92		2.15
Class 2
6/30/08 (4)	25.69	.26		(2.46)		(2.20)	(.07)	(1.70)		(1.77)	21.72	(8.68)%	1,771	1.05	(5)	.98	(5)	2.13	(5)
12/31/07	21.40	.40		6.20		6.60	(.75)	(1.56)		(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36		4.92		5.28	(.29)	(.15)		(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29		2.56		2.85	(.18)	-		(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19		2.01		2.20	(.25)	-		(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19		3.19		3.38	(.17)	-		(.17)	11.94	39.18	224	1.17		1.17		1.90
Blue Chip Income and Growth Fund
Class 1
6/30/08 (4)	$11.53	$.12		$ (1.84)		$ (1.72)	$ (.04)	$ (.65)		$ (.69)	$9.12	(15.07)%	$ 260.43%		(5)	.39%	(5)	2.33%	(5)
12/31/07	11.97	.24		.07		.31	(.36)	(.39)		(.75)	11.53	2.25	143.42			.38		1.95
12/31/06	10.91	.20		1.63		1.83	(.16)	(.61)		(.77)	11.97	17.73	159.43			.39		1.75
12/31/05	10.26	.18		.59		.77	(.12)	-		(.12)	10.91	7.57	135.45			.41		1.73
12/31/04	9.41	.15		.78		.93	(.08)	-		(.08)	10.26	9.94	129.46			.46		1.60
12/31/03	7.17	.13		2.11		2.24	-	-		-	9.41	31.24	107.52			.50		1.67
Class 2
6/30/08 (4)	11.45	.10		(1.81)		(1.71)	(.04)	(.65)		(.69)	9.05	(15.13)%	3,520.68		(5)	.64	(5)	1.91	(5)
12/31/07	11.87	.21		.07		.28	(.31)	(.39)		(.70)	11.45	2.03	4,274.67			.63		1.70
12/31/06	10.83	.17		1.61		1.78	(.13)	(.61)		(.74)	11.87	17.42	3,937.68			.64		1.50
12/31/05	10.20	.15		.58		.73	(.10)	-		(.10)	10.83	7.24	3,029.70			.66		1.48
12/31/04	9.36	.13		.78		.91	(.07)	-		(.07)	10.20	9.74	2,349.71			.70		1.37
12/31/03	7.16	.11		2.09		2.20	-	-		-	9.36	30.73	1,490.76			.74		1.41
Global Growth and Income
Class 1
6/30/08 (4)	$11.78	$.16		$ (1.27)		$ (1.11)	$ -	$ (.07)		$ (.07)	$10.60	(9.41)%	$ 96.61%		(5)	.55%	(5)	2.81%	(5)
12/31/07	10.98	.28		1.14		1.42	(.22)	(.40)		(.62)	11.78	13.04	79.71			.58		2.37
12/31/06 (8)	10.00	.14		.91		1.05	(.07)	-		(.07)	10.98	10.49	45.72		(5)	.65	(5)	2.10	(5)
Class 2
6/30/08 (4)	11.75	.14		(1.26)		(1.12)	-	(.07)		(.07)	10.56	(9.52)	2,263.86		(5)	.80	(5)	2.57	(5)
12/31/07	10.97	.25		1.13		1.38	(.20)	(.40)		(.60)	11.75	12.67	1,997.96			.83		2.11
12/31/06 (8)	10.00	.11		.92		1.03	(.06)	-		(.06)	10.97	10.30	638.97		(5)	.90	(5)	1.64	(5)
Growth-Income Fund
Class 1
6/30/08 (4)	$42.52	$.40		$ (4.99)		$ (4.59)	$ (.14)	$ (2.36)		$ (2.50)	$35.43	(11.00)%	$ 6,378.28%		(5)	.25%	(5)	2.00%	(5)
12/31/07	42.43	.80		1.51		2.31	(.77)	(1.45)		(2.22)	42.52	5.32	5,618.27			.25		1.82
12/31/06	38.31	.77		5.03		5.80	(.72)	(.96)		(1.68)	42.43	15.51	3,759.28			.25		1.92
12/31/05	36.81	.62		1.61		2.23	(.58)	(.15)		(.73)	38.31	6.08	3,825.29			.27		1.68
12/31/04	33.61	.48		3.09		3.57	(.37)	-		(.37)	36.81	10.66	4,213.31			.30		1.39
12/31/03	25.63	.42		7.96		8.38	(.40)	-		(.40)	33.61	32.76	4,402.34			.34		1.45
Class 2
6/30/08 (4)	42.26	.34		(4.95)		(4.61)	(.12)	(2.36)		(2.48)	35.17	(11.08)%	19,317.53		(5)	.50	(5)	1.72	(5)
12/31/07	42.19	.68		1.50		2.18	(.66)	(1.45)		(2.11)	42.26	5.04	23,243.52			.50		1.57
12/31/06	38.12	.67		4.99		5.66	(.63)	(.96)		(1.59)	42.19	15.20	22,688.53			.50		1.67
12/31/05	36.64	.53		1.60		2.13	(.50)	(.15)		(.65)	38.12	5.83	17,608.54			.52		1.44
12/31/04	33.48	.41		3.06		3.47	(.31)	-		(.31)	36.64	10.37	13,105.56			.55		1.19
12/31/03	25.52	.34		7.92		8.26	(.30)	-		(.30)	33.48	32.43	7,824.59			.59		1.18
Class 3
6/30/08 (4)	42.51	.35		(4.98)		(4.63)	(.12)	(2.36)		(2.48)	35.40	(11.05)%	330.46		(5)	.43	(5)	1.80	(5)
12/31/07	42.42	.73		1.50		2.23	(.69)	(1.45)		(2.14)	42.51	5.12	405.45			.43		1.64
12/31/06	38.31	.70		5.01		5.71	(.64)	(.96)		(1.60)	42.42	15.30	458.46			.43		1.74
12/31/05	36.80	.56		1.61		2.17	(.51)	(.15)		(.66)	38.31	5.88	471.47			.45		1.50
12/31/04 (7)	34.64	.41		2.07		2.48	(.32)	-		(.32)	36.80	7.18	537.49		(5)	.48	(5)	1.24	(5)
Asset Allocation Fund
Class 1
6/30/08 (4)	$18.51	$.25		$ (1.39)		$ (1.14)	$ (.08)	$ (.67)		$ (.75)	$16.62	(6.22)%	$ 2,318.31%		(5)	.28%	(5)	2.85%	(5)
12/31/07	18.34	.51		.75		1.26	(.45)	(.64)		(1.09)	18.51	6.82	1,927.32			.29		2.69
12/31/06	16.56	.47		1.97		2.44	(.43)	(.23)		(.66)	18.34	14.96	1,079.33			.30		2.67
12/31/05	15.49	.41		1.05		1.46	(.39)	-		(.39)	16.56	9.45	879.35			.32		2.57
12/31/04	14.58	.39		.84		1.23	(.32)	-		(.32)	15.49	8.50	899.38			.37		2.64
12/31/03	12.23	.41		2.29		2.70	(.35)	-		(.35)	14.58	22.14	911.42			.42		3.12
Class 2
6/30/08 (4)	18.39	.23		(1.39)		(1.16)	(.07)	(.67)		(.74)	16.49	(6.36)%	6,842.56		(5)	.53	(5)	2.61	(5)
12/31/07	18.23	.47		.74		1.21	(.41)	(.64)		(1.05)	18.39	6.55	7,308.57			.54		2.45
12/31/06	16.47	.42		1.96		2.38	(.39)	(.23)		(.62)	18.23	14.66	6,362.58			.55		2.42
12/31/05	15.42	.37		1.04		1.41	(.36)	-		(.36)	16.47	9.14	5,120.60			.57		2.31
12/31/04	14.51	.36		.84		1.20	(.29)	-		(.29)	15.42	8.34	3,797.62			.62		2.42
12/31/03	12.18	.37		2.27		2.64	(.31)	-		(.31)	14.51	21.74	2,314.67			.67		2.81
Class 3
6/30/08 (4)	18.50	.24		(1.38)		(1.14)	(.08)	(.67)		(.75)	16.61	(6.26)%	62.49		(5)	.46	(5)	2.69	(5)
12/31/07	18.34	.48		.74		1.22	(.42)	(.64)		(1.06)	18.50	6.56	71.50			.47		2.52
12/31/06	16.56	.44		1.97		2.41	(.40)	(.23)		(.63)	18.34	14.75	76.51			.48		2.49
12/31/05	15.49	.38		1.05		1.43	(.36)	-		(.36)	16.56	9.26	76.53			.50		2.39
12/31/04 (7)	14.85	.36		.58		.94	(.30)	-		(.30)	15.49	6.38	81.55		(5)	.55	(5)	2.50	(5)
Bond Fund
Class 1
6/30/08 (4)	$11.14	$.31		$ (.35)		$ (.04)	$ (.10)	$ (.03)		$ (.13)	$10.97	(0.39)%	$ 1,900.40%		(5)	.36%	(5)	5.66%	(5)
12/31/07	11.64	.65		(.24)		.41	(.91)	-		(.91)	11.14	3.66	436.41			.37		5.59
12/31/06	11.31	.63		.17		.80	(.47)	-		(.47)	11.64	7.31	230.43			.39		5.54
12/31/05	11.57	.60		(.40)		.20	(.46)	-		(.46)	11.31	1.77	182.44			.40		5.30
12/31/04	11.34	.56		.10		.66	(.43)	-		(.43)	11.57	6.04	195.45			.44		4.94
12/31/03	10.41	.57		.78		1.35	(.42)	-		(.42)	11.34	13.07	213.47			.47		5.19
Class 2
6/30/08 (4)	11.03	.30		(.35)		(.05)	(.09)	(.03)		(.12)	10.86	(0.44)%	3,889.65		(5)	.61	(5)	5.43	(5)
12/31/07	11.53	.61		(.24)		.37	(.87)	-		(.87)	11.03	3.33	4,679.66			.62		5.34
12/31/06	11.22	.60		.16		.76	(.45)	-		(.45)	11.53	6.99	3,374.68			.64		5.29
12/31/05	11.48	.57		(.39)		.18	(.44)	-		(.44)	11.22	1.59	2,312.69			.65		5.06
12/31/04	11.27	.53		.09		.62	(.41)	-		(.41)	11.48	5.72	1,759.70			.69		4.68
12/31/03	10.36	.53		.78		1.31	(.40)	-		(.40)	11.27	12.80	1,280.72			.72		4.88
Global Bond Fund
Class 1
6/30/08 (4)	$10.83	$.23		$ .18		$ .41	$ (.02)	$ -	(6)	$ (.02)	$11.22	3.69%	$ 68.60%		(5)	.54%	(5)	4.17%	(5)
12/31/07	10.18	.49		.47		.96	(.31)	-		(.31)	10.83	9.54	28.61			.55		4.61
12/31/06 (9)	10.00	.10		.15		.25	(.07)	-		(.07)	10.18	2.52	12.15			.13		1.00
Class 2
6/30/08 (4)	10.81	.22		.17		.39	(.02)	-		(.02)	11.18	3.61%	767.85		(5)	.79	(5)	3.91	(5)
12/31/07	10.17	.47		.47		.94	(.30)	-		(.30)	10.81	9.23	279.86			.80		4.41
12/31/06 (10)	10.00	.06		.18		.24	(.07)	-		(.07)	10.17	1.99	15.13			.12		.60
High-Income Bond Fund
Class 1
6/30/08 (4)	$11.65	$.45		$ (.62)		$ (.17)	$ (.15)	-	(6)	$ (.15)	$11.33	(1.50)%	$ 344.48%		(5)	.43%	(5)	7.89%	(5)
12/31/07	12.90	.95		(.72)		.23	(1.48)	-		(1.48)	11.65	1.62	308.48			.44		7.41
12/31/06	12.41	.92		.37		1.29	(.80)	-		(.80)	12.90	10.89	293.49			.45		7.36
12/31/05	12.89	.85		(.55)		.30	(.78)	-		(.78)	12.41	2.46	309.50			.46		6.76
12/31/04	12.54	.84		.32		1.16	(.81)	-		(.81)	12.89	9.83	364.50			.50		6.74
12/31/03	10.44	.90		2.12		3.02	(.92)	-		(.92)	12.54	29.79	411.51			.51		7.74
Class 2
6/30/08 (4)	11.55	.43		(.62)		(.19)	(.14)	-		(.14)	11.22	(1.65)%	1,004.73		(5)	.68	(5)	7.65	(5)
12/31/07	12.79	.91		(.72)		.19	(1.43)	-		(1.43)	11.55	1.33	996.73			.69		7.17
12/31/06	12.32	.89		.36		1.25	(.78)	-		(.78)	12.79	10.59	832.74			.70		7.12
12/31/05	12.81	.81		(.55)		.26	(.75)	-		(.75)	12.32	2.20	590.75			.71		6.55
12/31/04	12.47	.81		.32		1.13	(.79)	-		(.79)	12.81	9.59	444.75			.74		6.48
12/31/03	10.39	.86		2.12		2.98	(.90)	-		(.90)	12.47	29.51	319.76			.76		7.41
Class 3
6/30/08 (4)	11.65	.44		(.62)		(.18)	(.14)	-		(.14)	11.33	(1.54)%	26.66		(5)	.61	(5)	7.72	(5)
12/31/07	12.88	.92		(.72)		.20	(1.43)	-		(1.43)	11.65	1.40	28.66			.62		7.21
12/31/06	12.39	.90		.36		1.26	(.77)	-		(.77)	12.88	10.66	34.67			.63		7.19
12/31/05	12.87	.82		(.55)		.27	(.75)	-		(.75)	12.39	2.25	37.68			.64		6.58
12/31/04 (7)	12.79	.78		.11		.89	(.81)	-		(.81)	12.87	7.52	46.68		(5)	.68	(5)	6.57	(5)
U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/08 (4)	$11.73	$.26		$ (.13)		$ .13	$ (.07)	-		$ (.07)	$11.79	1.11%	$ 287.44%		(5)	.40%	(5)	4.35%	(5)
12/31/07	11.87	.58		.20		.78	(.92)	-		(.92)	11.73	6.83	211.46			.41		4.83
12/31/06	11.91	.55		(.10)		.45	(.49)	-		(.49)	11.87	3.95	218.47			.42		4.64
12/31/05	12.07	.48		(.16)		.32	(.48)	-		(.48)	11.91	2.70	252.47			.43		3.99
12/31/04	12.24	.45		(.03)		.42	(.59)	-		(.59)	12.07	3.58	286.47			.46		3.68
12/31/03	12.37	.46		(.15)		.31	(.44)	-		(.44)	12.24	2.51	373.46			.46		3.71
Class 2
6/30/08 (4)	11.65	.24		(.12)		.12	(.07)	-		(.07)	11.70	1.00%	800.69		(5)	.65	(5)	4.10	(5)
12/31/07	11.79	.54		.19		.73	(.87)	-		(.87)	11.65	6.49	597.71			.66		4.58
12/31/06	11.83	.51		(.09)		.42	(.46)	-		(.46)	11.79	3.75	402.72			.67		4.40
12/31/05	12.00	.45		(.16)		.29	(.46)	-		(.46)	11.83	2.41	341.72			.68		3.75
12/31/04	12.17	.41		(.03)		.38	(.55)	-		(.55)	12.00	3.30	285.72			.71		3.42
12/31/03	12.31	.42		(.14)		.28	(.42)	-		(.42)	12.17	2.28	273.71			.71		3.43
Class 3
6/30/08 (4)	11.74	.25		(.13)		.12	(.07)	-		(.07)	11.79	0.99%	29.62		(5)	.58	(5)	4.18	(5)
12/31/07	11.86	.55		.20		.75	(.87)	-		(.87)	11.74	6.63	29.64			.59		4.65
12/31/06	11.89	.52		(.09)		.43	(.46)	-		(.46)	11.86	3.80	32.65			.60		4.45
12/31/05	12.05	.46		(.16)		.30	(.46)	-		(.46)	11.89	2.50	39.65			.61		3.81
12/31/04 (7)	12.34	.41		(.11)		.30	(.59)	-		(.59)	12.05	2.58	43.65		(5)	.65	(5)	3.51	(5)
Cash Management Fund
Class 1
6/30/08 (4)	$11.40	$.15		-	(6)	$ .15	$ (.07)	-		$ (.07)	$11.48	1.29%	$ 120.33%		(5)	.30%	(5)	2.60%	(5)
12/31/07	11.62	.57		-	(6)	.57	(.79)	-		(.79)	11.40	4.95	112.33			.30		4.88
12/31/06	11.31	.54		-	(6)	.54	(.23)	-		(.23)	11.62	4.81	98.33			.30		4.74
12/31/05	11.09	.33		-	(6)	.33	(.11)	-		(.11)	11.31	2.97	75.33			.30		2.91
12/31/04	11.07	.11		-	(6)	.11	(.09)	-		(.09)	11.09	.96	78.37			.36		.96
12/31/03	11.17	.07		-	(6)	.07	(.17)	-		(.17)	11.07	.67	103.47			.47		.68
Class 2
6/30/08 (4)	11.35	.13		-	(6)	.13	(.06)	-		(.06)	11.42	1.17%	625.58		(5)	.55	(5)	2.31	(5)
12/31/07	11.56	.54		-	(6)	.54	(.75)	-		(.75)	11.35	4.73	452.58			.55		4.61
12/31/06	11.26	.51		-	(6)	.51	(.21)	-		(.21)	11.56	4.59	282.58			.55		4.52
12/31/05	11.05	.30		-	(6)	.30	(.09)	-		(.09)	11.26	2.68	153.58			.55		2.71
12/31/04	11.03	.08		-	(6)	.08	(.06)	-		(.06)	11.05	.70	110.61			.61		.76
12/31/03	11.12	.05		-	(6)	.05	(.14)	-		(.14)	11.03	.47	99.72			.72		.42
Class 3
6/30/08 (4)	11.40	.13		-	(6)	.13	(.06)	-		(.06)	11.47	1.17%	22.51		(5)	.48	(5)	2.42	(5)
12/31/07	11.60	.55		-	(6)	.55	(.75)	-		(.75)	11.40	4.83	20.51			.48		4.70
12/31/06	11.29	.52		-	(6)	.52	(.21)	-		(.21)	11.60	4.64	18.51			.48		4.53
12/31/05	11.07	.30		-	(6)	.30	(.08)	-		(.08)	11.29	2.74	16.51			.48		2.70
12/31/04 (7)	11.07	.09		-	(6)	.09	(.09)	-		(.09)	11.07	.78	20.54		(5)	.54	(5)	.80	(5)

		Year Ended December 31
Portfolio turnover rate for all classes of shares	Six months ended June 30, 2008 (4)	2007	2006		2005	2004	2003

Global Discovery Fund	23%	50%	31%		53%	28%	30%
Global Growth Fund	16	38	31		26	24	27
Global Small Capitalization Fund	20	49	50		47	49	51
Growth Fund	11	40	35		29	30	34
International Fund	24	41	29		40	37	40
New World Fund	12	34	32		26	18	19
Blue Chip Income and Growth Fund	10	27	21		33	13	12
Global Growth and Income Fund	14	36	8	(8)	-	-	-
Growth-Income Fund	15	24	25		20	21	21
Asset Allocation Fund	8	29	38		23	20	20
Bond Fund	29	57	57		46	34	20
Global Bond Fund	47	85	7	(9)	-	-	-
High-Income Bond Fund	15	32	35		35	38	48
U.S. Government/AAA-Rated Securities Fund	36	91	76		86	68	63
Cash Management Fund	-	-	-		-	-	-

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4) Unaudited.
(5) Annualized.
(6) Amount less than $.01.
(7) From January 16, 2004, when Class 3 shares were first issued.
(8) From May 1, 2006, commencement of operations.
(9) From October 4, 2006 , commencement of operations.
(10) From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

December 31, 2007

Common stocks — 86.10%	Shares	Market value (000)

SOFTWARE & SERVICES — 9.34%
Yahoo! Inc.[1]	260,000	$6,048
Google Inc., Class A1	7,500	5,186
Global Payments Inc.	80,000	3,722
Microsoft Corp.	83,300	2,965
United Internet AG2	108,000	2,599
SAP AG2	35,000	1,806
Oracle Corp.[1]	74,000	1,671
eBay Inc.[1]	50,000	1,659
		25,656

BANKS — 8.63%
Banco Bradesco SA, preferred nominative	96,336	3,084
HDFC Bank Ltd.[2]	70,000	3,056
People’s United Financial, Inc.	150,000	2,670
Raiffeisen International Bank-Holding AG2	14,083	2,119
BOC Hong Kong (Holdings) Ltd.[2]	760,000	2,100
Hudson City Bancorp, Inc.	125,000	1,877
HSBC Holdings PLC (Hong Kong)[2]	110,000	1,839
Erste Bank der oesterreichischen Sparkassen AG2	25,000	1,774
BNP Paribas SA2	11,110	1,193
Grupo Financiero Banorte, SAB de CV, Series O	280,000	1,157
Banco Bilbao Vizcaya Argentaria, SA2	45,600	1,118
Banco Santander, SA2	29,558	638
Siam City Bank PCL[2]	1,045,000	460
Mizuho Financial Group, Inc.[2]	75	356
Malayan Banking Bhd.[2]	76,500	265
		23,706

MEDIA — 7.05%
Time Warner Inc.	245,000	4,045
British Sky Broadcasting Group PLC[2]	305,000	3,726
CTC Media, Inc.[1]	70,000	2,114
E. W. Scripps Co., Class A	44,200	1,990
Comcast Corp., Class A1	90,000	1,643
Vivendi SA2	36,000	1,638
XM Satellite Radio Holdings Inc., Class A1	125,000	1,530
Walt Disney Co.	38,000	1,227
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,046
Next Media Ltd.[2]	1,157,000	409
		19,368

INSURANCE — 6.51%
American International Group, Inc.	144,000	8,395
Berkshire Hathaway Inc., Class A1	35	4,956
Sampo Oyj, Class A2	125,000	3,264
Genworth Financial, Inc., Class A	50,000	1,273
		17,888

TELECOMMUNICATION SERVICES — 6.29%
Millicom International Cellular SA1	40,000	4,718
MTN Group Ltd.[2]	217,000	4,067
OJSC Mobile TeleSystems (ADR)	20,000	2,036
Singapore Telecommunications Ltd.[2]	730,000	2,004
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,702
Philippine Long Distance Telephone Co.[2]	9,100	698
Philippine Long Distance Telephone Co. (ADR)	9,100	689
Vodafone Group PLC[2]	259,875	965
LG Telecom Ltd.[2]	38,855	408
		17,287

HEALTH CARE EQUIPMENT & SERVICES — 5.67%
American Medical Systems Holdings, Inc.[1]	369,000	5,336
Inverness Medical Innovations, Inc.[1]	45,000	2,528
Varian Medical Systems, Inc.[1]	38,000	1,982
Beckman Coulter, Inc.	20,300	1,478
Express Scripts, Inc.[1]	20,000	1,460
St. Jude Medical, Inc.[1]	26,500	1,077
Smith & Nephew PLC[2]	85,200	976
Medtronic, Inc.	15,000	754
		15,591

TECHNOLOGY HARDWARE & EQUIPMENT — 5.44%
Apple Inc.[1]	25,000	4,952
Delta Electronics, Inc.[2]	525,000	1,784
EMC Corp.[1]	95,136	1,763
Seagate Technology	65,000	1,658
HOYA Corp.[2]	45,000	1,436
Cisco Systems, Inc.[1]	50,000	1,353
Advantech Co., Ltd.[2]	410,214	931
Wintek Corp.[2]	421,368	573
Acer Inc.[2]	260,895	507
		14,957

UTILITIES — 5.22%
Xinao Gas Holdings Ltd.[2]	2,610,000	5,165
Veolia Environnement[2]	54,700	4,961
Hong Kong and China Gas Co. Ltd.[2]	715,000	2,179
RWE AG2	14,500	2,029
		14,334

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.21%
Novo Nordisk A/S, Class B2	46,000	3,000
Millennium Pharmaceuticals, Inc.[1]	170,000	2,547
Forest Laboratories, Inc.[1]	50,000	1,822
Roche Holding AG2	10,000	1,720
Bristol-Myers Squibb Co.	60,000	1,591
Chugai Pharmaceutical Co., Ltd.[2]	100,000	1,429
Richter Gedeon NYRT[2]	5,500	1,311
UCB SA2	19,654	885
		14,305

RETAILING — 3.85%
Lowe’s Companies, Inc.	125,000	2,828
Best Buy Co., Inc.	38,900	2,048
Target Corp.	40,000	2,000
O’Reilly Automotive, Inc.[1]	48,900	1,586
Tractor Supply Co.[1]	30,000	1,078
Takashimaya Co., Ltd.[2]	46,000	554
Liberty Media Holding Corp., Liberty Interactive, Series A1	25,600	488
		10,582

FOOD & STAPLES RETAILING — 2.94%
Walgreen Co.	100,000	3,808
Whole Foods Market, Inc.	45,000	1,836
Costco Wholesale Corp.	16,000	1,116
Koninklijke Ahold NV1,2	64,800	898
Wal-Mart de México, SAB de CV, Series V	118,600	410
		8,068

DIVERSIFIED FINANCIALS — 2.64%
Citigroup Inc.	118,500	3,489
State Street Corp.	25,000	2,030
JPMorgan Chase & Co.	40,000	1,746
		7,265

TRANSPORTATION — 2.26%
Ryanair Holdings PLC (ADR)[1]	136,400	5,380
Nippon Express Co., Ltd.[2]	139,000	711
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	120
		6,211

COMMERCIAL SERVICES & SUPPLIES — 1.84%
Wirecard AG1,2	158,000	2,625
Monster Worldwide, Inc.[1]	75,000	2,430
		5,055

ENERGY — 1.79%
Schlumberger Ltd.	50,000	4,919

CONSUMER SERVICES — 1.58%
Las Vegas Sands Corp.[1]	35,000	3,607
OPAP (Greek Organization of Football Prognostics) SA2	18,490	737
		4,344

CONSUMER DURABLES & APPAREL — 1.49%
China Dongxiang (Group) Co., Ltd.[1,2]	3,000,000	2,210
GEOX SpA[2]	47,550	948
Burberry Group PLC[2]	84,000	942
		4,100

MATERIALS — 1.42%
Bayer AG, non-registered shares[2]	43,000	3,915

CAPITAL GOODS — 1.27%
Boart Longyear Ltd.[1,2,3]	1,269,230	2,600
Boart Longyear Ltd.[1,2]	430,770	883
		3,483

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.05%
Intel Corp.	65,000	1,733
Siliconware Precision Industries Co., Ltd.[2]	603,611	1,075
Sunplus Technology Co. Ltd.[2]	59,595	88
		2,896

REAL ESTATE — 0.11%
AEON Mall Co., Ltd.[2]	11,000	289

MISCELLANEOUS — 4.50%
Other common stocks in initial period of acquisition		12,377

Total common stocks (cost: $197,136,000)		236,596

Convertible securities — 0.32%

MISCELLANEOUS — 0.32%
Other convertible securities in initial period of acquisition		885

Total convertible securities (cost: $995,000)		885

	Principal amount
Short-term securities — 14.66%	(000)

United Parcel Service Inc. 4.15%–4.40% due 2/1–3/11/2008[4]	$6,200	6,161
Fannie Mae 4.22%-4.29% due 1/18-1/23/2008	6,000	5,985
Federal Home Loan Bank 4.29%–4.34% due 1/9–1/16/2008	4,900	4,893
NetJets Inc. 4.47% due 2/7/2008[4]	4,000	3,978
John Deere Capital Corp. 4.50%–4.55% due 1/22–1/23/2008[4]	3,700	3,689
Variable Funding Capital Corp. 5.30% due 1/17/2008[4]	3,600	3,591
Hewlett-Packard Co. 4.24% due 1/14/2008[4]	3,100	3,095
Harley-Davidson Funding Corp. 4.50% due 1/8/2008[4]	3,000	2,997
Lowe’s Co.s, Inc. 4.28% due 1/4/2008	2,800	2,799
CAFCO, LLC 5.30% due 1/9/2008[4]	1,700	1,698
General Electric Capital Corp. 4.15% due 1/2/2008	1,400	1,400

Total short-term securities (cost: $40,293,000)		40,286

Total investment securities (cost: $238,424,000)		277,767
Other assets less liabilities		(2,963)

Net assets		$274,804

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $92,974,000.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/4/2007 at a cost of $1,922,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,209,000, which represented 9.17% of the net assets of the fund.

ADR = American Depositary Receipts

GLOBAL GROWTH FUND
Summary investment portfolio, December 31, 2007

Largets individual equity securities	Percent of net assets

Microsoft	2.15%
Koninklijke KPN	1.70
Novo Nordisk	1.62
General Electric	1.57
Samsung Electronics	1.22
Deutsche Post	1.21
IBM	1.11
Uralkali	1.00
KBR	.96
Vodafone	.96

Common stocks - 81.11%	Shares	Market value (000)	Percent of net assets

Information technology - 11.99%
Microsoft Corp.	3,542,000	$126,095	2.15%
Samsung Electronics Co., Ltd. (1)	121,440	71,397	1.22
International Business Machines Corp.	600,000	64,860	1.11
Oracle Corp. (2)	2,000,000	45,160	.77
Cisco Systems, Inc. (2)	1,346,500	36,449	.62
STMicroelectronics NV (1)	2,564,000	36,447	.62
Other securities		322,627	5.50
		703,035	11.99

Consumer discretionary - 10.17%
GOME Electrical Appliances Holding Ltd. (1)	21,686,000	54,847	.94
Carnival Corp., units	925,000	41,153	.70
Lowe's Companies, Inc.	1,615,000	36,531	.62
Honda Motor Co., Ltd. (1)	535,200	17,697	.30
Other securities		446,336	7.61
		596,564	10.17

Financials - 9.85%
Allianz SE (1)	242,000	51,686	.88
Macquarie Group Ltd. (1)	745,000	49,319	.84
ICICI Bank Ltd. (1)	837,300	26,209
ICICI Bank Ltd. (ADR)	308,750	18,988	.77
Mizuho Financial Group, Inc. (1)	9,000	42,702	.73
Société Générale (1)	260,700	37,203	.63
Lloyds TSB Group PLC (1)	1,000,000	9,293	.16
Other securities		342,419	5.84
		577,819	9.85

Industrials - 9.49%
General Electric Co.	2,475,455	91,765	1.57
Deutsche Post AG (1)	2,084,700	71,146	1.21
KBR, Inc. (2)	1,455,000	56,454	.96
Suzlon Energy Ltd. (1)	858,834	42,186	.72
Other securities		294,950	5.03
		556,501	9.49

Health care - 7.92%
Novo Nordisk A/S, Class B (1)	1,455,200	94,901	1.62
Roche Holding AG (1)	293,500	50,491	.86
UnitedHealth Group Inc.	850,000	49,470	.84
Smith & Nephew PLC (1)	4,019,300	46,054	.79
Other securities		223,439	3.81
		464,355	7.92

Telecommunication services - 7.27%
Koninklijke KPN NV (1)	5,525,830	99,790	1.70
Vodafone Group PLC (ADR)	800,000	29,856
Vodafone Group PLC (1)	7,131,250	26,489	.96
NTT DoCoMo, Inc. (1)	32,058	53,123	.91
América Móvil, SAB de CV, Series L (ADR)	585,000	35,913	.61
Other securities		180,883	3.09
		426,054	7.27

Consumer staples - 6.51%
Unilever NV, depository receipts (1)	1,184,000	43,286	.74
Avon Products, Inc.	945,800	37,387	.64
Other securities		301,246	5.13
		381,919	6.51

Materials - 6.04%
JSC Uralkali (GDR) (1) (2)	1,149,568	42,342
JSC Uralkali (GDR) (1) (2) (3)	444,915	16,387	1.00
Other securities		295,239	5.04
		353,968	6.04

Energy - 5.33%
Reliance Industries Ltd. (1)	567,000	41,468	.71
Royal Dutch Shell PLC, Class B (1)	574,666	23,954
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,590	.60
Other securities		235,795	4.02
		312,807	5.33

Utilities - 4.13%
Public Power Corp. SA (1)	926,700	48,561	.83
Veolia Environnement (1)	425,900	38,623	.66
SUEZ SA (1)	550,000	37,227	.63
Other securities		117,901	2.01
		242,312	4.13

Miscellaneous - 2.41%
Other common stocks in initial period of acquisition		141,117	2.41

Total common stocks (cost: $3,710,926,000)		4,756,451	81.11

Short-term securities - 19.17%	Principal amount (000)	Market value (000)	Percent of net assets

Federal Home Loan Bank 4.20%-4.34% due 1/11-2/13/2008	$76,600	76,309	1.30
Dexia Delaware LLC 4.79%-4.815% due 1/4-1/10/2008	56,857	56,821	.97
Freddie Mac 4.22%-4.25% due 1/24-1/31/2008	54,800	54,612	.93
Royal Bank of Scotland PLC 4.53%-5.06% due 2/4-3/28/2008	55,000	54,497	.93
BASF AG 4.35%-4.52% due 1/24-2/12/2008 (3)	54,500	54,254	.93
Rabobank USA Financial Corp. 5.06% due 1/10/2008	50,000	49,930	.85
Danske Corp. 4.81% due 1/14/2008 (3)	50,000	49,906	.85
Lloyds Bank PLC 4.67% due 1/16/2008	50,000	49,892	.85
American Honda Finance Corp. 4.48%-4.50% due 1/15-1/30/2008	49,800	49,621	.85
Swedish Export Credit Corp. 4.30%-4.50% due 2/14-3/12/2008 (4)	44,700	44,363	.76
Electricité de France 4.40%-4.82% due 1/8-3/3/2008	41,400	41,188	.70
Westpac Banking Corp. 4.86% due 3/13/2008 (3)	40,000	39,623	.68
ING (U.S.) Funding LLC 4.73%-5.15% due 1/9-1/29/2008	37,900	37,780	.64
AstraZeneca PLC 4.65% due 3/4/2008 (3)	38,000	37,689	.64
Eksportfinans ASA 4.56% due 1/9/2008 (3)	34,700	34,659	.59
General Electric Capital Corp. 4.15% due 1/2/2008	12,700	12,697	.22
Other securities		380,087	6.48
Total short-term securities (cost: $1,124,017,000)		1,123,928	19.17

Total investment securities (cost: $4,834,943,000)		5,880,379	100.28
Other assets less liabilities		(16,282)	(.28)

Net assets		$5,864,097	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
 "Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities purchased in transactions exempt from registration under the Securities Act of 1933 which may be subject to legal or contractual restrictions on resale.  The total value of all such restricted securities was $1,677,000, which represented .03% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the year ended December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 12/31/07 (000)
WestJet Airlines Ltd. (5)	750,000	-	750,000	-	-	-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees.  The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,869,052,000.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $450,856,000, which represented 7.69% of the net assets of the fund.

(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Unaffiliated issuer at 12/31/2007.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Global Growth Fund
Investment portfolio

December 31, 2007

Common stocks — 81.11%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 11.99%
Microsoft Corp.	3,542,000	$126,095
Samsung Electronics Co., Ltd.[1]	121,440	71,397
International Business Machines Corp.	600,000	64,860
Oracle Corp.[2]	2,000,000	45,160
Cisco Systems, Inc.[2]	1,346,500	36,449
STMicroelectronics NV1	2,564,000	36,447
Nokia Corp.[1]	682,000	26,221
ASML Holding NV (New York registered)[2]	686,044	21,466
ASML Holding NV1,2	111,111	3,487
Hon Hai Precision Industry Co., Ltd.[1]	3,862,692	23,871
Citizen Holdings Co., Ltd.[1]	2,275,000	22,121
Google Inc., Class A2	30,000	20,744
Advanced Micro Devices, Inc.[2]	2,600,000	19,500
Motorola, Inc.	1,175,000	18,847
Nortel Networks Corp.[2]	1,200,000	18,108
Yahoo! Inc.[2]	725,000	16,864
MoneyGram International, Inc.	975,000	14,986
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	713,468	7,106
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	3,604,633	6,859
Hynix Semiconductor Inc.[1,2]	507,000	13,888
Tyco Electronics Ltd.	366,250	13,599
Venture Corp. Ltd.[1]	1,300,000	11,390
Altera Corp.	550,000	10,626
Murata Manufacturing Co., Ltd.[1]	175,000	10,179
Rohm Co., Ltd.[1]	98,000	8,531
Texas Instruments Inc.	250,000	8,350
Dell Inc.[2]	300,000	7,353
Elpida Memory, Inc.[1,2]	210,000	7,249
livedoor holdings Co., Ltd.[1,2]	64,000	5,443
Chartered Semiconductor Manufacturing Ltd[1,2]	6,009,000	4,013
KLA-Tencor Corp.	37,921	1,826
		703,035

CONSUMER DISCRETIONARY — 10.17%
GOME Electrical Appliances Holding Ltd.[1]	21,686,000	54,847
Carnival Corp., units	925,000	41,153
Lowe’s Companies, Inc.	1,615,000	36,531
Virgin Media Inc.[2]	2,014,000	34,520
News Corp., Class A	1,583,407	32,444
Esprit Holdings Ltd.[1]	2,100,500	30,870
Kohl’s Corp.[2]	625,000	28,625
Yue Yuen Industrial (Holdings) Ltd.[1]	7,300,000	26,113
Liberty Media Holding Corp., Liberty Interactive, Series A2	1,210,000	23,087
H & M Hennes & Mauritz AB, Class B1	376,000	22,728
Burberry Group PLC[1]	1,870,000	20,980
adidas AG1	278,000	20,668
Aristocrat Leisure Ltd.[1]	1,949,756	19,157
Target Corp.	370,000	18,500
Honda Motor Co., Ltd.[1]	535,200	17,697
OPAP (Greek Organization of Football Prognostics) SA1	443,510	17,681
Viacom Inc., Class B2	352,000	15,460
Yamaha Corp.[1]	600,000	13,694
Aisin Seiki Co., Ltd.[1]	316,000	13,140
Toyota Motor Corp.[1]	242,500	13,054
Best Buy Co., Inc.	235,000	12,373
Kesa Electricals PLC[1]	2,473,400	11,361
Grupo Televisa, SAB, ordinary participation certificates (ADR)	460,000	10,934
Nikon Corp.[1]	301,000	10,269
Suzuki Motor Corp.[1]	313,000	9,415
Hyundai Motor Co.[1]	119,973	9,146
Cie. Financière Richemont AG, Class A, units[1]	115,000	7,836
Harman International Industries, Inc.	100,000	7,371
DSG International PLC[1]	3,466,929	6,744
Carnival PLC[1]	107,500	4,703
Limited Brands, Inc.	200,000	3,786
SET India Ltd.[1,2,3]	16,148	1,677
		596,564

FINANCIALS — 9.85%
Allianz SE1	242,000	51,686
Macquarie Group Ltd.[1]	745,000	49,319
ICICI Bank Ltd.[1]	837,300	26,209
ICICI Bank Ltd. (ADR)	308,750	18,988
Mizuho Financial Group, Inc.[1]	9,000	42,702
Société Générale[1]	260,700	37,203
Banco Santander, SA1	1,461,914	31,537
AEON Credit Service (Asia) Co. Ltd.[1]	2,000,000	29,571
Kookmin Bank[1]	366,310	26,931
Sumitomo Mitsui Financial Group, Inc.[1]	3,500	26,047
Industrial and Commercial Bank of China Ltd., Class H1	34,500,000	24,522
Marsh & McLennan Companies, Inc.	800,000	21,176
AFLAC Inc.	336,000	21,044
Erste Bank der oesterreichischen Sparkassen AG1	288,480	20,474
Bumiputra-Commerce Holdings Bhd.[1]	5,675,000	18,709
Türkiye Is Bankasi AS, Class C1	2,405,000	15,078
Citigroup Inc.	500,000	14,720
ING Groep NV, depository receipts[1]	347,422	13,541
Chuo Mitsui Trust Holdings, Inc.[1]	1,730,000	13,410
St.George Bank Ltd.[1]	355,000	9,775
AXA SA1	238,000	9,462
UniCredito Italiano SpA[1]	1,125,000	9,347
Lloyds TSB Group PLC[1]	1,000,000	9,293
Westfield Group[1]	458,603	8,393
HSBC Holdings PLC (United Kingdom)[1]	500,000	8,359
Countrywide Financial Corp.	795,000	7,107
Bank of Nova Scotia	140,000	7,092
BOC Hong Kong (Holdings) Ltd.[1]	2,216,000	6,124
		577,819

INDUSTRIALS — 9.49%
General Electric Co.	2,475,455	91,765
Deutsche Post AG1	2,084,700	71,146
KBR, Inc.[2]	1,455,000	56,454
Suzlon Energy Ltd.[1]	858,834	42,186
Siemens AG1	213,000	33,390
Tata Engineering and Locomotive Co. Ltd.[1]	1,535,000	28,826
Ryanair Holdings PLC (ADR)[2]	703,100	27,730
ALSTOM SA1	106,400	22,577
Illinois Tool Works Inc.	410,000	21,951
Randstad Holding NV1	517,000	20,498
United Technologies Corp.	245,000	18,752
Macquarie Infrastructure Group[1]	6,055,468	16,026
European Aeronautic Defence and Space Co. EADS NV1	500,000	15,850
Tyco International Ltd.	366,250	14,522
Bidvest Group Ltd.[1]	754,500	13,302
Michael Page International PLC[1]	1,995,000	11,320
Asahi Glass Co., Ltd.[1]	826,000	10,955
ABB Ltd[1]	355,000	10,222
FANUC LTD[1]	100,000	9,757
Finmeccanica SpA[1]	235,000	7,438
Cie. de Saint-Gobain[1]	69,000	6,530
United Parcel Service, Inc., Class B	75,000	5,304
		556,501

HEALTH CARE — 7.92%
Novo Nordisk A/S, Class B1	1,455,200	94,901
Roche Holding AG1	293,500	50,491
UnitedHealth Group Inc.	850,000	49,470
Smith & Nephew PLC[1]	4,019,300	46,054
CIGNA Corp.	555,000	29,820
Pfizer Inc	1,100,000	25,003
Aetna Inc.	400,000	23,092
UCB SA1	490,020	22,068
Pharmaceutical Product Development, Inc.	544,350	21,975
Mentor Corp.	460,000	17,986
Shire PLC (ADR)	250,000	17,237
Stryker Corp.	200,000	14,944
ResMed Inc[2]	267,000	14,026
Intuitive Surgical, Inc.[2]	35,700	11,585
Rhön-Klinikum AG, non-registered shares[1]	301,600	9,419
Merck & Co., Inc.	150,000	8,716
AstraZeneca PLC (Sweden)[1]	91,005	3,884
AstraZeneca PLC (United Kingdom)[1]	57,000	2,441
Chugai Pharmaceutical Co., Ltd.[1]	87,000	1,243
		464,355

TELECOMMUNICATION SERVICES — 7.27%
Koninklijke KPN NV1	5,525,830	99,790
Vodafone Group PLC (ADR)	800,000	29,856
Vodafone Group PLC[1]	7,131,250	26,489
NTT DoCoMo, Inc.[1]	32,058	53,123
América Móvil, SAB de CV, Series L (ADR)	585,000	35,913
Sprint Nextel Corp., Series 1	2,501,750	32,848
SOFTBANK CORP.[1]	1,594,600	32,827
Telekom Austria AG, non-registered shares[1]	1,033,200	28,591
Telefónica, SA1	680,799	21,969
KDDI Corp.[1]	2,517	18,692
Qwest Communications International Inc.[2]	2,000,000	14,020
AT&T Inc.	300,000	12,468
Telekomunikacja Polska SA1	896,900	8,154
France Télécom SA1	185,000	6,629
MTN Group Ltd.[1]	250,000	4,685
		426,054

CONSUMER STAPLES — 6.51%
Unilever NV, depository receipts[1]	1,184,000	43,286
Avon Products, Inc.	945,800	37,387
Cosan Ltd., Class A2	2,600,000	32,760
PepsiCo, Inc.	337,000	25,578
Coca-Cola Co.	360,000	22,093
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	17,473
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	2,992
IOI Corp. Bhd.[1]	7,980,000	18,550
Parmalat Spa[1]	4,790,000	18,490
Woolworths Ltd.[1]	608,483	18,040
Koninklijke Ahold NV1,2	1,126,600	15,620
Wal-Mart Stores, Inc.	300,000	14,259
SABMiller PLC[1]	500,000	14,021
Tesco PLC[1]	1,430,000	13,458
Groupe Danone SA1	145,000	12,936
C&C Group PLC[1]	2,000,000	11,934
METRO AG1	127,500	10,626
Seven & I Holdings Co., Ltd.[1]	350,000	10,180
Procter & Gamble Co.	135,000	9,912
Altria Group, Inc.	125,000	9,447
Nestlé SA1	20,000	9,153
Wal-Mart de México, SAB de CV, Series V (ADR)	200,000	6,970
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	6,754
		381,919

MATERIALS — 6.04%
JSC Uralkali (GDR)[1,2]	1,149,568	42,342
JSC Uralkali (GDR)[1,2,4]	444,915	16,387
K+S AG1	112,000	26,377
Freeport-McMoRan Copper & Gold Inc.	255,000	26,122
Newmont Mining Corp.	500,000	24,415
Bayer AG, non-registered shares[1]	250,000	22,760
UPM-Kymmene Corp.[1]	1,090,000	21,807
Nitto Denko Corp.[1]	396,400	20,932
Akzo Nobel NV1	258,000	20,515
Barrick Gold Corp.	408,594	17,198
Aracruz Celulose SA, Class B, preferred nominative (ADR)	217,000	16,134
Weyerhaeuser Co.	200,000	14,748
OAO Severstal (GDR)[1]	574,600	13,255
Sigma-Aldrich Corp.	239,649	13,085
Potash Corp. of Saskatchewan Inc.	85,000	12,237
First Quantum Minerals Ltd.	132,900	11,390
Gold Fields Ltd.[1]	763,100	10,952
Holcim Ltd.[1]	100,000	10,612
Alcoa Inc.	183,100	6,692
Norsk Hydro ASA[1]	425,000	6,008
		353,968

ENERGY — 5.33%
Reliance Industries Ltd.[1]	567,000	41,468
Royal Dutch Shell PLC, Class B1	574,666	23,954
Royal Dutch Shell PLC, Class B (ADR)	139,643	11,590
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	200,000	23,048
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	125,000	12,027
Canadian Natural Resources, Ltd.	466,700	34,126
TOTAL SA1	390,000	32,318
Schlumberger Ltd.	260,000	25,576
Baker Hughes Inc.	250,000	20,275
Oil & Natural Gas Corp. Ltd.[1]	577,500	18,027
SK Energy Co., Ltd.[1]	88,706	17,067
OAO Gazprom (ADR)[1]	300,000	16,894
Imperial Oil Ltd.	257,928	14,193
StatoilHydro ASA[1]	366,435	11,329
ENI SpA[1]	300,000	10,915
		312,807

UTILITIES — 4.13%
Public Power Corp. SA1	926,700	48,561
Veolia Environnement[1]	425,900	38,623
SUEZ SA1	550,000	37,227
E.ON AG1	142,800	30,276
British Energy Group plc[1]	2,700,000	29,207
NTPC Ltd.[1]	4,395,649	27,905
CLP Holdings Ltd.[1]	2,430,000	16,521
RWE AG1	100,000	13,992
		242,312

MISCELLANEOUS — 2.41%
Other common stocks in initial period of acquisition		141,117

Total common stocks (cost: $3,710,926,000)		4,756,451

	Principal amount
Short-term securities — 19.17%	(000)

Federal Home Loan Bank 4.20%–4.34% due 1/11–2/13/2008	$76,600	76,309
Dexia Delaware LLC 4.79%–4.815% due 1/4–1/10/2008	56,857	56,821
Freddie Mac 4.22%–4.25% due 1/24–1/31/2008	54,800	54,612
Royal Bank of Scotland PLC 4.53%–5.06% due 2/4–3/28/2008	55,000	54,497
BASF AG 4.35%–4.52% due 1/24–2/12/2008[4]	54,500	54,254
Rabobank USA Financial Corp. 5.06% due 1/10/2008	50,000	49,930
Danske Corp. 4.81% due 1/14/2008[4]	50,000	49,906
Lloyds Bank PLC 4.67% due 1/16/2008	50,000	49,892
American Honda Finance Corp. 4.48%–4.50% due 1/15–1/30/2008	49,800	49,621
Swedish Export Credit Corp. 4.30%–4.50% due 2/14–3/12/2008[5]	44,700	44,363
Electricité de France 4.40%–4.82% due 1/8–3/3/2008	41,400	41,188
Westpac Banking Corp. 4.86% due 3/13/2008[4]	40,000	39,623
ING (U.S.) Funding LLC 4.73%–5.15% due 1/9–1/29/2008	37,900	37,780
AstraZeneca PLC 4.65% due 3/4/2008[4]	38,000	37,689
Eksportfinans ASA 4.56% due 1/9/2008[4]	34,700	34,659
Barclays U.S. Funding Corp. 5.105%–5.20% due 2/7–2/12/2008	32,000	31,813
Nestlé Capital Corp. 4.22% due 1/17/2008[4]	20,000	19,960
Alcon Capital Corp. 4.55% due 1/23/2008[4]	11,000	10,966
Allied Irish Banks North America Inc. 5.04% due 2/12/2008[4]	30,500	30,319
International Bank for Reconstruction and Development 4.28%–4.30% due 1/22–1/28/2008	29,800	29,721
BMW U.S. Capital LLC 4.21%–4.22% due 1/25–1/30/2008[4]	28,000	27,907
GlaxoSmithKline Finance PLC 4.55% due 1/18/2008[4]	27,400	27,338
Bank of Ireland 4.78% due 2/22/2008[4]	25,400	25,221
UBS Finance (Delaware) LLC 5.045% due 1/18/2008	25,000	24,937
BP Capital Markets PLC 4.46% due 2/13/2008[4]	25,000	24,849
Export Development Canada 4.30% due 2/8/2008	24,400	24,264
BNP Paribas Finance Inc. 5.138% due 1/7/2008	21,100	21,079
Toronto-Dominion Holdings USA Inc. 5.075% due 1/11/2008[4]	20,000	19,971
HBOS Treasury Services PLC 4.72% due 1/22/2008	20,000	19,939
General Electric Capital Corp. 4.15% due 1/2/2008	12,700	12,697
Variable Funding Capital Corp. 5.30% due 1/17/2008[4]	12,500	12,469
Canadian Imperial Holdings Inc. 4.665% due 1/3/2008	10,000	9,996
Unilever Capital Corp. 4.22% due 1/24/2008[4]	10,000	9,972
E.I. duPont de Nemours and Co. 4.19% due 1/31/2008[4]	9,400	9,366

Total short-term securities (cost: $1,124,017,000)		1,123,928

Total investment securities (cost: $4,834,943,000)		5,880,379
Other assets less liabilities		(16,282)

Net assets		$5,864,097

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,869,052,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000-4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $450,856,000, which represented 7.69% of the net assets of the fund.

[5]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Global Small Capitalization Fund
Summary investment portfolio, December 31, 2007

Largest individual equity securities	Percent of net assets

Jumbo	2.86%
Fourlis	1.83
Oilexco	1.73
Kingboard Chemical Holdings	1.56
Novell	1.50
Xinao Gas Holdings	1.48
Pantaloon Retail	1.22
International Container Terminal Services	1.19
Kumho Industrial	1.17
KazakhGold Group	.99

Common stocks - 86.00%	Shares	Market value (000)	Percent of net assets

Consumer discretionary - 16.36%
Jumbo SA (1) (2)	3,436,686	$124,117	2.86%
Fourlis (1)	2,010,385	79,315	1.83
Pantaloon Retail (India) Ltd. (1)	2,520,750	52,969	1.22
Schibsted ASA (1)	741,000	31,655	.73
Integrated Distribution Services Group Ltd. (1)	9,458,000	28,713	.66
Lions Gate Entertainment Corp. (3)	2,750,000	25,905	.60
Blue Nile, Inc. (3)	353,600	24,066	.55
Life Time Fitness, Inc. (3)	465,000	23,101	.53
Rambler Media Ltd. (1) (3)	718,400	21,552	.50
Hürriyet Gazetecilik ve Matbaacilik AS (1) (3)	6,760,336	20,782	.48
Other securities		278,380	6.40
		710,555	16.36

Industrials - 13.90%
International Container Terminal Services, Inc. (1)	47,285,000	51,817	1.19
Kumho Industrial Co., Ltd. (1)	830,000	49,402	1.14
Samsung Engineering Co., Ltd. (1)	420,550	41,499	.96
UAP Holding Corp.	910,000	35,126	.81
GS Engineering & Construction Corp. (1)	175,000	28,702	.66
Koninklijke BAM Groep NV (1)	1,167,000	27,425	.63
Sintex Industries Ltd. (1)	1,900,000	27,347	.63
Sungkwang Bend Co., Ltd. (1)	748,934	21,500	.49
Other securities		321,003	7.39
		603,821	13.90

Materials - 11.42%
KazakhGold Group Ltd. (GDR) (1) (3) (4)	1,500,000	38,625
KazakhGold Group Ltd. (GDR) (1) (3)	164,402	4,233	.99
Central African Mining & Exploration Co. PLC (1) (3)	49,705,000	37,726	.87
AMG Advanced Metallurgical Group NV (1) (3)	454,000	33,745	.78
Major Drilling Group International Inc. (3)	475,000	29,957	.69
SSCP Co., Ltd. (1) (3)	865,000	29,050	.67
African Minerals Ltd. (1) (2) (3)	6,905,000	19,550
African Minerals Ltd. (1) (2) (3) (5)	2,480,000	7,022	.61
European Goldfields Ltd. (1) (3)	4,691,100	25,409	.58
Tata Chemicals Ltd. (1)	1,992,000	20,796	.48
Other securities		250,004	5.75
		496,117	11.42

Information technology - 10.87%
Kingboard Chemical Holdings Ltd. (1)	11,482,000	67,977	1.56
Novell, Inc. (3)	9,468,800	65,051	1.50
Other securities		339,105	7.81
		472,133	10.87

Health care - 8.07%
Applera Corp., Celera group (3)	1,940,000	30,788	.71
ArthroCare Corp. (3)	632,000	30,368	.70
Beckman Coulter, Inc.	365,000	26,572	.61
Other securities		262,921	6.05
		350,649	8.07

Financials - 6.94%
Orco Property Group SA (1)	225,549	26,765	.62
Dolphin Capital Investors Ltd. (1) (3)	8,178,820	22,278	.51
Other securities		252,564	5.81
		301,607	6.94

Energy - 6.36%
Oilexco Inc. (GBP denominated) (1) (3) (5)	1,900,000	26,759
Oilexco Inc. (GBP denominated) (1) (3)	1,755,000	24,717
Oilexco Inc. (3) (5)	985,000	13,079
Oilexco Inc. (3)	803,900	10,674	1.73
Quicksilver Resources Inc. (3)	456,450	27,200	.63
Heritage Oil Corp. (3)	456,300	24,125	.56
OPTI Canada Inc. (3)	1,231,100	20,589	.47
Other securities		129,134	2.97
		276,277	6.36

Utilities - 3.83%
Xinao Gas Holdings Ltd. (1)	32,539,000	64,389	1.48
Manila Electric Co. (1)	21,037,280	41,643	.96
Other securities		60,213	1.39
		166,245	3.83

Consumer staples - 2.27%
Other securities		98,536	2.27

Telecommunication services - 1.14%
Other securities		49,331	1.14

Miscellaneous - 4.84%
Other common stocks in initial period of acquisition		210,119	4.84

Total common stocks (cost: $2,814,445,000)		3,735,390	86.00

Rights & warrants - 0.05%	Shares	Market value (000)	Percent of net assets

Other - 0.05%
Kumho Industrial Co., Ltd., rights, expire 2008 (1) (3)	99,600	1,447	.03
Other securities		957	.02

Total rights & warrants (cost: $2,835,000)		2,404	.05

Convertible securities - 0.31%

Other - 0.31%
Other securities		13,285	.31

Total convertible securities (cost: $14,020,000)		13,285	.31

Short-term securities - 13.70%	Principal amount (000)

Federal Home Loan Bank 4.29%-4.35% due 1/16-2/6/2008	$53,500	53,324	1.23
Freddie Mac 4.25%-4.28% due 1/3-1/29/2008	46,800	46,697	1.08
BASF AG 4.45%-4.77% due 1/14-1/25/2008 (4)	37,000	36,905	.85
Eksportfinans ASA 4.53%-4.58% due 1/23-2/14/2008 (4)	35,000	34,828	.80
Swedish Export Credit Corp. 4.52%-4.62% due 1/15-1/31/2008	32,700	32,622	.75
Electricité de France 4.48%-4.82% due 1/8-2/27/2008 (6)	28,500	28,370	.65
Alcon Capital Corp. 4.20% due 2/12/2008 (4)	15,000	14,911
Nestlé Capital Corp. 4.75% due 2/7/2008 (4)	11,400	11,338	.60
KfW International Finance Inc. 4.44% due 1/15/2008 (4)	26,200	26,151	.60
Westpac Banking Corp. 4.65%-4.66% due 1/8-1/25/2008 (4)	25,050	25,000	.58
Canadian Wheat Board 4.30% due 1/11/2008	25,000	24,967	.58
AstraZeneca PLC 4.57% due 1/25/2008 (4)	25,000	24,915	.57
Bank of Ireland 4.78% due 1/25-2/22/2008 (4)	24,300	24,183	.56
Other securities		210,903	4.85

Total short-term securities (cost: $595,166,000)		595,114	13.70

Total investment securities (cost: $3,426,466,000)		4,346,193	100.06
Other assets less liabilities		(2,505)	(0.06)

Net assets		$4,343,688	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/07 (000)
Jumbo SA (1)	1,381,940	2,054,746	-	3,436,686	$1,578	$124,117
African Minerals Ltd. (1) (3)	5,805,000	1,100,000	-	6,905,000	-	19,550
African Minerals Ltd. (1) (3) (5)	2,480,000	-	-	2,480,000	-	7,022
Lonrho PLC (1) (3)	10,715,000	9,509,000	-	20,224,000	-	18,473
Allied Gold Ltd. (1) (3)	-	19,548,500	-	19,548,500	-	12,406
OSIM International Ltd. (1)	1,245,000	27,675,000	-	28,920,000	282	11,995
Southern Pacific Resource Corp. (3)	-	5,950,000		5,950,000	-	9,531
Gemfields Resources PLC (1) (3) (5)	4,816,000	-	-	4,816,000	-	3,296
Gemfields Resources PLC (1) (3)	2,000,000	-	-	2,000,000	-	1,369
CallWave, Inc. (3)	1,348,700	-	-	1,348,700	-	4,181
Ondine Biopharma Corp. (3) (5)	2,620,000	-	-	2,620,000	-	2,613
Ondine Biopharma Corp. (GBP denominated) (1) (3) (5)	490,000	-	-	490,000	-	467
Ondine Biopharma Corp. (3)	400,000	-	-	400,000	-	399
Bordeaux Energy Inc. (3) (5) (7)	-	3,780,000	-	3,780,000	-	-
Bordeaux Energy Inc., warrants, expire 2008 (1) (3) (5) (7)	-	3,780,000	-	3,780,000	-	-
Claymont Steel Holdings, Inc. (3) (7) (8)	825,500	314,500	827,500	312,500	-	-
Jaguar Mining Inc. (3) (5) (7)	1,905,000	-	952,500	952,500	-	-
Jaguar Mining Inc. (7)	1,043,000	-	1,043,000	-	-	-
Min Aik Technology Co., Ltd. (1) (7)	5,586,000	480,415	632,000	5,434,415	438	-
Oxus Gold PLC (1) (3) (7)	14,905,000	3,179,300	-	18,084,300	-	-
TaeWoong Co., Ltd. (7)	942,997	-	942,997	-	-	-
					$2,298	$215,419

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees.  The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,375,410,000.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Security did not produce income during the last 12 months.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $311,591,000, which represented 7.17% of the net assets of the fund.

(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$26,759	.62%
Oilexco Inc.	12/22/2005 - 3/7/2007	2,762	13,079	.30
Jaguar Mining Inc.	3/22/2006	4,293	11,602	.27
African Minerals Ltd.	12/12/2006	5,606	7,022	.16
Gemfields Resources PLC	11/7/2005 - 12/20/2006	3,781	3,296	.08
Ondine Biopharma Corp.	6/23/2004 - 10/25/2006	4,110	2,613	.06
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	467	.01
Bordeaux Energy Inc.	2/6/2007	1,586	514	.01
Bordeaux Energy Inc., warrants, expire 2008	2/6/2007	493	115	.00
Other restricted securities		52,670	41,914	.96
Total restricted securities		$82,262	$107,381	2.47%

(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Unaffiliated issuer at 12/31/2007.
(8) This security was in its initial period of acquisition at 12/31/2006 and was not publicly disclosed.

GBP = British Pounds
GDR = Global Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Investment portfolio

December 31, 2007

Common stocks — 86.00%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 16.36%
Jumbo SA1,2	3,436,686	$124,117
Fourlis[1]	2,010,385	79,315
Pantaloon Retail (India) Ltd.[1]	2,520,750	52,969
Schibsted ASA[1]	741,000	31,655
Integrated Distribution Services Group Ltd.[1]	9,458,000	28,713
Lions Gate Entertainment Corp.[3]	2,750,000	25,905
Blue Nile, Inc.[3]	353,600	24,066
Life Time Fitness, Inc.[3]	465,000	23,101
Rambler Media Ltd.[1,3]	718,400	21,552
Hürriyet Gazetecilik ve Matbaacilik AS1,3	6,760,336	20,782
CKE Restaurants, Inc.	1,350,000	17,820
Central European Media Enterprises Ltd., Class A3	153,500	17,803
GEOX SpA[1]	695,750	13,870
Cheil Industries Inc.[1]	240,000	13,235
CTC Media, Inc.[3]	425,000	12,835
CarMax, Inc.[3]	620,000	12,245
OSIM International Ltd.[1,2]	28,920,000	11,995
Saks Inc.	550,000	11,418
Banyan Tree Holdings Ltd.[1]	8,000,000	11,342
Cheil Communications Inc.[1]	37,100	11,162
Cyrela Brazil Realty SA, ordinary nominative	820,000	11,155
Bob Evans Farms, Inc.	350,000	9,425
Pinnacle Entertainment, Inc.[3]	400,000	9,424
Gafisa SA, ordinary nominative	500,000	9,328
Café de Coral Holdings Ltd.[1]	3,800,000	9,326
Rightmove PLC[1]	957,552	8,776
Tractor Supply Co.[3]	228,700	8,219
Titan Industries Ltd.[1]	169,900	6,706
Austar United Communications Ltd.[1,3]	4,539,430	6,291
Land & Houses PCL[1]	23,500,000	6,279
Billabong International Ltd.[1]	380,000	4,932
New Oriental Education & Technology Group Inc. (ADR)[3]	56,905	4,586
Denny’s Corp.[3]	1,200,000	4,500
Nien Made Enterprise Co., Ltd.[1]	3,622,274	4,342
Children’s Place Retail Stores, Inc.[3]	150,000	3,889
Amtek Auto Ltd.[1]	360,000	3,882
Galaxy Entertainment Group Ltd.[1,3]	4,000,000	3,738
Ten Alps PLC[1,3]	2,600,000	2,941
Ruby Tuesday, Inc.	300,000	2,925
Largan Precision Co., Ltd.[1]	214,200	2,821
Timberland Co., Class A3	150,000	2,712
Riken Corp.[1]	525,000	2,708
Entertainment Rights PLC[1,3]	8,500,000	2,602
Kimball International, Inc., Class B	175,000	2,398
Next Media Ltd.[1]	6,324,000	2,238
Ekornes ASA[1]	112,800	1,983
Bloomsbury Publishing PLC[1]	625,000	1,873
Kuoni Reisen Holding AG, Class B1	3,437	1,775
Restoration Hardware, Inc.[3]	192,000	1,261
Golden Land Property Development PCL, nonvoting depositary receipt[1,3]	5,265,943	1,188
Gaming VC Holdings SA1	200,000	377
Mobil Travel Guide[1,3,4]	219,739	55
		710,555

INDUSTRIALS — 13.90%
International Container Terminal Services, Inc.[1]	47,285,000	51,817
Kumho Industrial Co., Ltd.[1]	830,000	49,402
Samsung Engineering Co., Ltd.[1]	420,550	41,499
UAP Holding Corp.	910,000	35,126
GS Engineering & Construction Corp.[1]	175,000	28,702
Koninklijke BAM Groep NV1	1,167,000	27,425
Sintex Industries Ltd.[1]	1,900,000	27,347
Sungkwang Bend Co., Ltd.[1]	748,934	21,500
JVM Co., Ltd.[1]	316,500	19,044
Lonrho PLC[1,2,3]	20,224,000	18,473
Michaniki SA1	2,299,000	18,372
Corrections Corporation of America[3]	600,000	17,706
ALL — América Latina Logística, units	1,228,000	15,904
Hyunjin Materials Co., Ltd.[1]	325,000	13,721
J&P-AVAX SA1	1,406,000	13,174
Container Corp. of India Ltd.[1]	240,763	11,722
IJM Corp. Bhd.[1]	4,165,000	10,795
Georg Fischer Ltd[1,3]	15,550	9,513
Danieli & C. Officine Meccaniche SpA[1]	400,000	9,449
MISUMI Group Inc.[1]	537,000	9,388
Aboitiz Equity Ventures, Inc.[1]	48,700,000	8,103
Goodpack Ltd.[1]	4,940,000	7,683
NCI Building Systems, Inc.[3]	258,000	7,428
NEPES Corp.[1,3]	906,163	7,264
Obrascon Huarte Lain Brasil SA, ordinary nominative	522,000	6,599
ELLINIKI TECHNODOMIKI TEB SA1	460,000	6,563
SIA Engineering Co. Ltd.[1]	1,929,000	5,983
JetBlue Airways Corp.[3]	1,000,000	5,900
Mine Safety Appliances Co.	110,000	5,706
I. Kloukinas — I. Lappas SA1	403,000	5,224
Trakya Cam Sanayii AS1	2,113,152	5,063
MSC Industrial Direct Co., Inc., Class A	125,000	5,059
BayWa AG1	101,450	5,030
Aker American Shipping ASA[1,3]	188,000	4,346
Aalberts Industries NV1	210,000	4,133
Daekyung Machinery & Engineering Co., Ltd.[1,3]	80,000	4,048
Herman Miller, Inc.	122,500	3,968
Northgate PLC[1]	259,246	3,928
Latécoère SA1	150,801	3,839
Rollins, Inc.	180,000	3,456
Nabtesco Corp.[1]	188,000	2,998
S1 Corp.[1]	50,000	2,995
Kaba Holding AG1	9,500	2,966
PRONEXUS INC.[1]	318,000	2,869
BELIMO Holding AG1	2,500	2,825
sia Abrasives Holding AG1	7,892	2,778
Emeco Holdings Ltd.[1]	2,810,000	2,622
GfK AG1	62,500	2,499
Wabash National Corp.	325,000	2,499
Uponor Oyj[1]	95,000	2,370
Permasteelisa SpA[1]	120,000	2,359
Houston Wire & Cable Co.	160,000	2,262
Geberit AG1	16,500	2,247
G-Shank Enterprise Co., Ltd.[1]	1,748,880	2,039
Watsco, Inc.	45,000	1,654
United Stationers Inc.[3]	28,000	1,294
Hopewell Highway Infrastructure Ltd.[1]	1,454,000	1,246
Aker Philadelphia Shipyard ASA[1,3,4]	110,800	1,163
Dalian Port (PDA) Co. Ltd., Class H1	1,300,000	979
Beacon Roofing Supply, Inc.[3]	115,000	968
Ballast Nedam NV, depository receipts[1]	19,119	787
		603,821

MATERIALS — 11.42%
KazakhGold Group Ltd. (GDR)[1,3,5]	1,500,000	38,625
KazakhGold Group Ltd. (GDR)[1,3]	164,402	4,233
Central African Mining & Exploration Co. PLC[1,3]	49,705,000	37,726
AMG Advanced Metallurgical Group NV1,3	454,000	33,745
Major Drilling Group International Inc.[3]	475,000	29,957
SSCP Co., Ltd.[1,3]	865,000	29,050
African Minerals Ltd.[1,2,3]	6,905,000	19,550
African Minerals Ltd.[1,2,3,4]	2,480,000	7,022
European Goldfields Ltd.[1,3]	4,691,100	25,409
Tata Chemicals Ltd.[1]	1,992,000	20,796
Kenmare Resources PLC[1,3]	15,842,759	16,618
Gindalbie Metals Ltd.[1,3]	15,648,885	16,322
Oxus Gold PLC[1,3]	18,084,300	15,437
Macarthur Coal Ltd.[1]	1,610,000	13,773
Gem Diamonds Ltd.[1,3]	690,000	13,102
Lynas Corp. Ltd.[1,3]	14,582,300	12,435
Allied Gold Ltd.[1,2,3]	19,548,500	12,406
Rusoro Mining Ltd.[1,3,4]	4,500,000	6,582
Rusoro Mining Ltd.[3]	1,666,667	2,687
Rusoro Mining Ltd.[3,4]	1,511,765	2,437
Jaguar Mining Inc.[3,4]	952,500	11,602
Banro Corp.[3]	891,100	10,234
FUCHS PETROLUB AG1	91,000	8,339
Kemira Oyj[1]	382,337	7,965
Mineral Deposits Ltd.[1,3]	4,731,343	5,583
Mineral Deposits Ltd. (CAD denominated)[3]	2,100,000	2,327
Claymont Steel Holdings, Inc.[3]	312,500	7,297
Gammon Gold Inc.[3]	814,900	6,535
Nikanor PLC[1,3]	525,859	6,502
Anadolu Cam Sanayii AS1	2,712,694	6,449
Yamana Gold Inc.	475,000	6,168
Mwana Africa PLC[1,3]	7,000,000	5,950
Samling Global Ltd.[1]	28,860,000	5,743
Cleveland-Cliffs Inc	55,700	5,615
Gemfields Resources PLC[1,2,3,4]	4,816,000	3,296
Gemfields Resources PLC[1,2,3]	2,000,000	1,369
Caledon Resources PLC[1,3,4]	5,300,000	3,836
Caledon Resources PLC[1,3]	985,000	713
Gladstone Pacific Nickel Ltd.[1,3]	1,394,000	4,093
Taiwan Cement Corp.[1]	2,681,826	3,685
Mangalam Cement Ltd.[1]	560,000	2,632
Uruguay Mineral Exploration Inc.	700,000	2,433
Nihon Parkerizing Co., Ltd.[1]	175,000	2,323
Marshalls PLC[1]	475,000	2,256
PT Sumalindo Lestari Jaya, Tbk[1,3]	6,530,000	2,244
Madalena Ventures Inc.[3]	4,265,000	2,148
J.K. Cement Ltd.[1]	380,000	2,090
Hard Creek Nickel Corp.[3,4]	1,997,100	1,891
Zoloto Resources Ltd.[3]	1,395,200	1,518
Midwest Corp. Ltd.[1,3]	334,588	1,405
Chaarat Gold Holdings Ltd.[1,3,4]	1,710,000	1,357
Energem Resources Inc.[3]	4,065,000	1,229
Lafarge Malayan Cement Bhd.[1]	393,060	694
Murchison Metals Ltd.[1,3]	227,027	684
		496,117

INFORMATION TECHNOLOGY — 10.87%
Kingboard Chemical Holdings Ltd.[1]	11,482,000	67,977
Novell, Inc.[3]	9,468,800	65,051
Infotech Enterprises Ltd.[1]	2,469,799	19,599
CNET Networks, Inc.[3]	2,125,000	19,423
Delta Electronics (Thailand) PCL[1]	23,250,000	14,996
Tessera Technologies, Inc.[3]	360,000	14,976
Mentor Graphics Corp.[3]	1,155,000	12,451
Xchanging PLC[1,3]	2,187,120	12,094
Verifone Holdings, Inc.[3]	515,000	11,974
Varian Semiconductor Equipment Associates, Inc.[3]	290,000	10,730
TradeDoubler AB1	496,000	10,580
Kingboard Laminates Holdings Ltd.[1]	15,393,509	10,249
CyberSource Corp.[3]	575,000	10,218
DTS, Inc.[3]	364,095	9,310
Moneysupermarket.com Group PLC[1,3]	3,015,000	8,297
Internet Capital Group, Inc.[3]	700,000	8,218
HSW International, Inc.[1,3,4]	1,739,753	7,740
Wistron Corp.[1]	4,027,620	7,435
Semtech Corp.[3]	470,000	7,294
NCsoft Corp.[1,3]	140,500	7,268
Min Aik Technology Co., Ltd.[1]	5,434,415	6,814
LoopNet, Inc.[3]	480,700	6,754
Wintek Corp.[1]	4,576,747	6,228
Simmtech Co., Ltd.[1]	715,000	5,983
Hana Microelectronics PCL[1]	9,370,000	5,980
Verigy Ltd.[3]	220,000	5,977
SEEK Ltd.[1]	828,409	5,777
TIBCO Software Inc.[3]	715,000	5,770
SupportSoft, Inc.[3]	1,225,000	5,451
Tripod Technology Corp.[1]	1,459,200	5,238
Stratasys, Inc.[3]	200,000	5,168
AAC Acoustic Technologies Holdings Inc.[1,3]	3,500,000	4,684
Applied Micro Circuits Corp.[3]	525,000	4,589
austriamicrosystems AG, non-registered shares[1,3]	99,868	4,523
CallWave, Inc.[2,3]	1,348,700	4,181
Red Hat, Inc.[3]	200,000	4,168
Cogent, Inc.[3]	365,000	4,070
PMC-Sierra, Inc.[3]	610,000	3,989
Intermec, Inc.[3]	190,000	3,859
Advantech Co., Ltd.[1]	1,677,784	3,807
Spark Networks, Inc.[3]	694,478	3,465
Solera Holdings, Inc.[3]	130,000	3,221
Virtusa Corp.[3]	180,000	3,119
Japan Aviation Electronics Industry, Ltd.[1]	205,000	2,986
Renishaw PLC[1]	205,000	2,526
DFI, Inc.[1]	987,560	2,487
Delta Networks, Inc.[1,3]	7,000,000	2,311
Venture Corp. Ltd.[1]	258,000	2,260
Fairchild Semiconductor International, Inc.[3]	153,100	2,209
Cyntec Co., Ltd.[1]	1,415,069	2,073
King Yuan Electronics Co., Ltd.[1]	3,478,399	1,685
Ono Sokki Co., Ltd.[1]	287,000	1,650
i2 Technologies, Inc.[3]	95,294	1,201
Sanken Electric Co., Ltd.[1]	165,000	876
Redington (India) Ltd.[1]	47,671	518
3PAR Inc.[3]	24,300	311
KEC Holdings Co. Ltd.[1,3]	74,999	170
Avid Technology, Inc.[3]	4,922	140
Infoteria Corp.[1,3]	123	35
		472,133

HEALTH CARE — 8.07%
Applera Corp., Celera group[3]	1,940,000	30,788
ArthroCare Corp.[3]	632,000	30,368
Beckman Coulter, Inc.	365,000	26,572
Volcano Corp.[3]	1,625,000	20,329
Laboratorios Almirall, SA1,3	830,000	18,080
Gerresheimer AG, non-registered shares[1,3]	292,500	16,226
NuVasive, Inc.[3]	401,300	15,859
Cochlear Ltd.[1]	228,389	14,976
EGIS NYRT[1]	126,600	13,665
Apollo Hospitals Enterprise Ltd.[1]	1,000,000	13,267
Sirona Dental Systems, Inc.[3]	390,000	13,057
Integra LifeSciences Holdings Corp.[3]	250,000	10,482
DiaSorin SpA[1,3]	525,600	10,077
Eclipsys Corp.[3]	350,000	8,859
Greatbatch, Inc.[3]	405,200	8,100
Vital Images, Inc.[3]	415,000	7,499
Top Glove Corp. Bhd.[1]	3,625,000	7,094
Array BioPharma Inc.[3]	790,000	6,652
Arpida Ltd.[1,3]	369,967	6,592
Vital Signs, Inc.	122,599	6,267
American Medical Systems Holdings, Inc.[3]	390,000	5,639
A&D Pharma Holdings NV (GDR)[1]	242,000	5,476
Phase Forward Inc.[3]	200,000	4,350
ICU Medical, Inc.[3]	115,000	4,141
Introgen Therapeutics, Inc.[3]	1,379,153	4,041
Laboratorios Farmacéuticos ROVI, SA1,3	255,000	4,002
Haemonetics Corp.[3]	60,400	3,806
Invacare Corp.	140,000	3,528
Ondine Biopharma Corp.[2,3,4]	2,620,000	2,613
Ondine Biopharma Corp. (GBP denominated)[1,2,3,4]	490,000	467
Ondine Biopharma Corp.[2,3]	400,000	399
Conceptus, Inc.[3]	176,600	3,398
Mentor Corp.	86,800	3,394
Exelixis, Inc.[3]	385,000	3,323
QRxPharma Ltd.[1,3]	3,000,000	2,919
AS ONE Corp.[1]	115,000	2,702
Grifols, SA1	112,400	2,503
WuXi PharmaTech (Cayman) Inc. (ADR)[3]	69,500	2,032
Sosei Co. Ltd.[1,3]	1,300	1,780
Ipca Laboratories Ltd.[1]	95,000	1,640
Arcadia Resources, Inc.[3,4]	1,250,000	1,275
Gyrus Group PLC[1,3]	99,000	1,210
BIOLASE Technology, Inc.[3]	356,900	842
athenahealth, Inc.[3]	10,000	360
		350,649

FINANCIALS — 6.94%
Orco Property Group SA1	225,549	26,765
Dolphin Capital Investors Ltd.[1,3]	8,178,820	22,278
Banco Daycoval SA, preferred nominative	1,835,700	17,593
Chimera Investment Corp.	941,100	16,827
HDFC Bank Ltd.[1]	305,300	13,328
Daegu Bank, Ltd.[1]	790,000	12,966
Banco Pine SA, preferred nominative	1,200,000	12,007
National Bank of Pakistan[1]	2,932,500	11,065
East West Bancorp, Inc.	450,000	10,903
Azimut Holding SpA[1]	760,000	9,730
Pusan Bank[1]	575,000	9,554
Asya Katilim Bankasi AS, Class B1,3	1,014,680	9,542
Central Pattana PCL[1]	11,818,000	8,775
Union Bank of the Philippines[1]	7,758,200	8,103
Russian Real Estate Investment Co. AB, Series B1,3	180,321	8,095
Hargreaves Lansdown PLC[1,3]	2,108,000	7,520
Cathay Real Estate Development Co. Ltd.[1]	15,228,000	7,040
Banco Macro SA, Class B (ADR)	282,200	6,982
Union Bank of India[1]	1,250,000	6,519
Jeonbuk Bank[1]	656,435	6,254
S P Setia Bhd.[1]	2,517,000	3,779
S P Setia Bhd.[1,3]	1,258,500	1,839
Hung Poo Real Estate Development Corp.[1]	7,565,910	5,539
Robinsons Land Corp., Class B1	13,811,700	5,483
TISCO Bank PCL[1]	5,990,000	5,289
Banco Cruzeiro do Sol SA, preferred nominative	747,100	4,976
Paraná Banco SA, preferred nominative	1,001,280	4,897
RAB Capital PLC[1]	2,400,000	4,161
eHealth, Inc.[3]	100,000	3,211
Sumitomo Real Estate Sales Co., Ltd.[1]	70,000	3,141
Farglory Land Development Co., Ltd.[1]	1,231,000	3,024
Gruppo MutuiOnline SpA[1,3]	475,000	3,021
Interhyp AG1	42,000	3,011
United Bankshares, Inc.	105,000	2,942
CapitaCommercial Trust Management Ltd.[1]	1,658,000	2,820
TICON Industrial Connection PCL[1]	4,585,000	2,818
Public Service Properties Investments Ltd.[1]	1,222,000	2,618
Pirelli & C. Real Estate S.p.A.[1]	57,500	2,097
Banco ABC Brasil SA, preferred nominative	274,300	1,827
Eastern Property Holdings Ltd.[1]	14,166	1,232
Cyrela Commercial Properties SA, ordinary nominative[3]	164,000	1,107
Banco Patagonia SA, Class B (BDR)[3]	29,000	632
IndyMac Bancorp, Inc.	50,000	297
		301,607

ENERGY — 6.36%
Oilexco Inc. (GBP denominated)[1,3,4]	1,900,000	26,759
Oilexco Inc. (GBP denominated)[1,3]	1,755,000	24,717
Oilexco Inc.[3,4]	985,000	13,079
Oilexco Inc.[3]	803,900	10,674
Quicksilver Resources Inc.[3]	456,450	27,200
Heritage Oil Corp.[3]	456,300	24,125
OPTI Canada Inc.[3]	1,231,100	20,589
Regal Petroleum PLC[1,3]	5,055,500	15,119
First Calgary Petroleums Ltd.[3]	3,655,000	10,642
First Calgary Petroleums Ltd. (GBP denominated)[1,3]	760,000	2,164
Ithaca Energy Inc. (GBP denominated)[1,3,4]	2,121,500	6,682
Ithaca Energy Inc.[3]	1,300,000	4,126
Denison Mines Corp.[3]	1,200,000	10,748
Synenco Energy Inc., Class A3	1,200,000	10,203
Core Laboratories NV3	80,000	9,978
Southern Pacific Resource Corp.[2,3]	5,950,000	9,531
Serica Energy PLC[1,3]	4,667,000	8,630
Timan Oil & Gas PLC[1,3]	5,335,000	5,946
GS Holdings Corp.[1]	92,000	5,635
KNM Group Bhd.[1]	2,400,000	5,542
Bankers Petroleum Ltd.[3,4]	3,000,000	2,629
Bankers Petroleum Ltd.[3]	2,086,000	1,828
White Nile Ltd.[1,3]	4,780,000	3,742
BowLeven PLC[1,3]	580,926	3,682
Mart Resources, Inc.[3,4]	3,875,625	1,757
Mart Resources, Inc.[1,3,4]	4,000,000	1,722
Alpha Natural Resources, Inc.[3]	94,000	3,053
Coalcorp Mining Inc.[3]	1,285,715	2,759
Sound Oil PLC[1,3]	30,000,000	1,800
Bordeaux Energy Inc.[3,4]	3,780,000	514
Caspian Energy Inc.[3]	1,000,000	332
Equator Exploration Ltd.[1,3]	2,000,000	287
Wah Seong Corp. Bhd.[1]	69,700	83
		276,277

UTILITIES — 3.83%
Xinao Gas Holdings Ltd.[1]	32,539,000	64,389
Manila Electric Co.[1]	21,037,280	41,643
EDF Energies Nouvelles SA1	283,400	19,656
First Philippine Holdings Corp.[1]	8,150,000	14,355
PNOC Energy Development Corp.[1]	77,650,000	12,261
Glow Energy PCL[1]	8,385,000	8,272
Ratchaburi Electricity Generating Holding PCL[1]	2,850,000	3,840
Electricity Generating PCL[1]	550,000	1,829
		166,245

CONSUMER STAPLES — 2.27%
Andersons, Inc.	400,000	17,920
Hite Brewery Co., Ltd.[1]	100,000	15,182
Hain Celestial Group, Inc.[3]	415,000	13,280
PT Indofood Sukses Makmur Tbk[1]	45,800,000	12,426
Bare Escentuals, Inc.[3]	350,000	8,488
China Mengniu Dairy Co.[1]	2,108,000	7,709
CP ALL PCL[1]	23,580,000	7,555
Universal Robina Corp.[1]	15,765,000	5,331
Crown Confectionery Co., Ltd.[1]	37,988	3,866
Chattem, Inc.[3]	45,000	3,399
China Huiyuan Juice Group Ltd.[1,3]	2,116,500	2,201
Drogasil SA, ordinary nominative	146,100	1,179
		98,536

TELECOMMUNICATION SERVICES — 1.14%
LG Telecom Ltd.[1]	1,750,000	18,354
Time Warner Telecom Inc., Class A3	500,000	10,145
True Corp. PCL[1,3]	54,000,000	9,208
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	4,492
Telemig Celular Participações SA, preferred nominative	163,735	4,465
StarHub Ltd[1]	1,372,250	2,667
		49,331

MISCELLANEOUS — 4.84%
Other common stocks in initial period of acquisition		210,119

Total common stocks (cost: $2,814,445,000)		3,735,390

Rights & warrants — 0.05%

INDUSTRIALS — 0.04%
Kumho Industrial Co., Ltd., rights, expire 2008[1,3]	99,600	1,447
Goodpack Ltd., warrants, expire 2009[3]	617,500	215
		1,662

MATERIALS — 0.01%
Rusoro Mining Ltd., warrants, expire 2012[1,3,4]	4,500,000	409
Rusoro Mining Ltd., warrants, expire 2011[1,3]	833,334	87
Rusoro Mining Ltd., warrants, expire 2012[1,3,4]	755,882	23
Madalena Ventures Inc., warrants, expire 2008[1,3]	2,132,500	69
Hard Creek Nickel Corp., warrants, expire 2008[1,3,4]	998,550	39
		627

ENERGY — 0.00%
Bordeaux Energy Inc., warrants, expire 2008[1,3,4]	3,780,000	115
Mart Resources, Inc., warrants, expire 2008[1,3,4]	1,937,812	—
		115

Total rights & warrants (cost: $2,835,000)		2,404

	Shares or
Convertible securities — 0.31%	principal amount

ENERGY — 0.22%
First Calgary Petroleums Ltd. 9.00% convertible debentures 2012[1]	$7,000,000	7,000
High Arctic Energy Services Inc. 12.00% convertible debentures 2012[1,4]	C$2,300,000	2,317
		9,317

MATERIALS — 0.09%
Caledon Resources PLC 8.50% convertible loan notes 2010	£2,000,000	3,968

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[1,3,4]	125,000	—

Total convertible securities (cost: $14,020,000)		13,285

	Principal amount	Market value
Short-term securities — 13.70%	(000)	(000)

Federal Home Loan Bank 4.29%–4.35% due 1/16–2/6/2008	$53,500	$53,324
Freddie Mac 4.25%–4.28% due 1/3–1/29/2008	46,800	46,697
BASF AG 4.45%–4.77% due 1/14–1/25/2008[5]	37,000	36,905
Eksportfinans ASA 4.53%–4.58% due 1/23–2/14/2008[5]	35,000	34,828
Swedish Export Credit Corp. 4.52%–4.62% due 1/15–1/31/2008	32,700	32,622
Electricité de France 4.48% due 2/27/2008[6]	15,500	15,384
Electricité de France 4.82% due 1/8/2008	13,000	12,986
Alcon Capital Corp. 4.20% due 2/12/2008[5]	15,000	14,911
Nestlé Capital Corp. 4.75% due 2/7/2008[5]	11,400	11,338
KfW International Finance Inc. 4.44% due 1/15/2008[5]	26,200	26,151
Westpac Banking Corp. 4.65%–4.66% due 1/8–1/25/2008[5]	25,050	25,000
Canadian Wheat Board 4.30% due 1/11/2008	25,000	24,967
AstraZeneca PLC 4.57% due 1/25/2008[5]	25,000	24,915
Bank of Ireland 4.78% due 1/25–2/22/2008[5]	24,300	24,183
Lloyds Bank PLC 4.70% due 1/22/2008	20,000	19,939
CAFCO, LLC 4.71% due 1/7/2008[5]	19,100	19,081
ING (U.S.) Funding LLC 5.15% due 1/7/2008	19,000	18,981
Danske Corp. 4.65% due 2/29/2008[5]	16,300	16,173
HBOS Treasury Services PLC 4.55%–4.80% due 1/22–3/25/2008	15,900	15,759
U.S. Treasury Bills 3.15% due 5/1/2008	15,800	15,630
UBS Finance (Delaware) LLC 5.05% due 1/4/2008	15,000	14,992
Fannie Mae 4.31% due 1/14/2008	13,400	13,380
Abbey National N.A. LLC 4.87% due 1/22/2008	12,400	12,362
Swedbank Mortgage AB 4.80% due 1/11/2008	10,200	10,185
Park Avenue Receivables Co., LLC 4.25% due 1/2/2008[5]	10,000	9,998
Bank of America Corp. 4.595% due 1/30/2008	10,000	9,957
BP Capital Markets PLC 4.20% due 2/14/2008[5]	8,800	8,754
Procter & Gamble International Funding S.C.A. 4.48% due 2/8/2008[5]	8,700	8,652
Variable Funding Capital Corp. 4.78% due 1/10/2008[5]	7,100	7,090
BMW U.S. Capital LLC 4.21% due 1/22/2008[5]	5,000	4,987
Export Development Canada 4.32% due 1/28/2008	5,000	4,983

Total short-term securities (cost: $595,166,000)		595,114

Total investment securities (cost: $3,426,466,000)		4,346,193
Other assets less liabilities		(2,505)

Net assets		$4,343,688

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,375,410,000.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$26,759	.62%
Oilexco Inc.	12/22/2005–3/7/2007	2,762	13,079	.30
Jaguar Mining Inc.	3/22/2006	4,293	11,602	.27
Rusoro Mining Ltd.	10/29/2007	9,865	6,582	.15
Rusoro Mining Ltd.	2/23/2007	4,844	2,437	.06
Rusoro Mining Ltd., warrants, expire 2012	10/29/2007	1,477	409	.01
Rusoro Mining Ltd., warrants, expire 2012	2/23/2007	256	23	.00
HSW International, Inc.	10/2/2007–12/17/2007	9,076	7,740	.18
African Minerals Ltd.	12/12/2006	5,606	7,022	.16
Ithaca Energy Inc. (GBP denominated)	5/26/2006	3,941	6,682	.15
Caledon Resources PLC	11/20/2006	4,019	3,836	.09
Mart Resources, Inc.	1/16/2007	1,990	1,757	.04
Mart Resources, Inc.	9/7/2007	1,519	1,722	.04
Mart Resources, Inc., warrants, expire 2008	1/16/2007	—	—	.00
Gemfields Resources PLC	11/7/2005–12/20/2006	3,781	3,296	.08
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	2,613	.06
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	467	.01
Bankers Petroleum Ltd.	3/8/2005	2,806	2,629	.06
High Arctic Energy Services Inc. 12.00% convertible debentures 2012	11/19/2007	2,370	2,317	.05
Hard Creek Nickel Corp.	5/22/2007	3,436	1,891	.04
Hard Creek Nickel Corp., warrants, expire 2008	5/22/2007	609	39	.00
Chaarat Gold Holdings Ltd.	10/30/2007	2,121	1,357	.03
Arcadia Resources, Inc.	12/29/2006	2,500	1,275	.03
Aker Philadelphia Shipyard ASA	12/5/2007	1,161	1,163	.03
Bordeaux Energy Inc.	2/6/2007	1,586	514	.01
Bordeaux Energy Inc., warrants, expire 2008	2/6/2007	493	115	.00
Mobil Travel Guide	12/17/2007	55	55	.00
Socratic Technologies, Inc., Series A, convertible preferred	6/9/2000	625	—	.00

Total restricted securities		$82,262	$107,381	2.47%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $311,591,000, which represented 7.17% of the net assets of the fund.

[6]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian Dollar
GBP = British Pound
GDR = Global Depositary Receipts

Growth Fund
Summary investment portfolio, December 31, 2007

Largest individual equity securities	Percent of net assets

Google	3.44%
Microsoft	2.79
Altria Group	2.43
Nokia	2.07
Berkshire Hathaway	1.84
Schlumberger	1.78
Newmont Mining	1.47
Barrick Gold	1.43
Suncor	1.39
Roche	1.38

Common stocks - 92.97%	Shares	Market value (000)	Percent of net assets

Information technology - 18.22%
Google Inc., Class A (1)	1,535,000	$1,061,422	3.44%
Microsoft Corp.	24,125,000	858,850	2.79
Nokia Corp. (ADR)	10,408,000	399,563
Nokia Corp. (2)	6,184,000	237,761	2.07
Cisco Systems, Inc. (1)	14,750,000	399,282	1.29
Oracle Corp. (1)	14,927,800	337,070	1.09
Fidelity National Information Services, Inc.	6,650,000	276,574	.90
Samsung Electronics Co., Ltd. (2)	410,000	241,046	.78
Red Hat, Inc. (1) (3)	11,511,000	239,889	.78
Other securities		1,567,766	5.08
		5,619,223	18.22

Consumer discretionary - 15.74%
Best Buy Co., Inc.	7,920,000	416,988	1.35
Johnson Controls, Inc.	10,949,100	394,606	1.28
MGM Mirage, Inc. (1)	4,680,600	393,264	1.28
Lowe's Companies, Inc.	17,326,000	391,914	1.27
Target Corp.	7,690,000	384,500	1.25
Kohl's Corp. (1)	8,160,000	373,728	1.21
Garmin Ltd.	2,540,000	246,380	.80
International Game Technology	5,156,000	226,503	.73
TomTom NV (1) (2)	2,800,000	208,955	.68
News Corp., Class A	9,490,000	194,450	.63
Other securities		1,622,809	5.26
		4,854,097	15.74

Energy - 14.02%
Schlumberger Ltd.	5,584,600	549,357	1.78
Suncor Energy Inc.	3,942,898	428,650	1.39
Canadian Natural Resources, Ltd.	4,625,700	338,236	1.10
Devon Energy Corp.	3,409,072	303,101	.98
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	2,130,000	245,461	.80
Tenaris SA (ADR)	5,245,000	234,609	.76
Murphy Oil Corp.	2,698,800	228,966	.74
EOG Resources, Inc.	2,215,000	197,689	.64
Other securities		1,795,559	5.83
		4,321,628	14.02

Health care - 9.41%
Roche Holding AG (2)	2,465,000	424,057	1.38
Gilead Sciences, Inc. (1)	6,600,000	303,666	.99
Stryker Corp.	2,990,000	223,413	.72
Charles River Laboratories International, Inc. (1)	2,855,000	187,859	.61
Shire PLC (ADR)	2,700,000	186,165	.60
Other securities		1,575,095	5.11
		2,900,255	9.41

Materials - 7.64%
Newmont Mining Corp.	9,305,000	454,363	1.47
Barrick Gold Corp.	10,500,000	441,525	1.43
Potash Corp. of Saskatchewan Inc.	2,000,000	287,920	.93
Freeport-McMoRan Copper & Gold Inc.	2,704,500	277,049	.90
K+S AG (2)	735,000	173,096	.56
Other securities		722,775	2.35

		2,356,728	7.64
Financials - 7.52%
Berkshire Hathaway Inc., Class A (1)	4,011	567,958	1.84
Fannie Mae	6,440,000	257,471	.83
Freddie Mac	4,572,700	155,792	.51
Other securities		1,338,502	4.34
		2,319,723	7.52

Industrials - 7.35%
Boeing Co.	3,465,000	303,049	.98
General Electric Co.	7,370,000	273,206	.89
KBR, Inc. (1)	5,397,130	209,409	.68
FedEx Corp.	2,080,000	185,473	.60
Other securities		1,296,085	4.20
		2,267,222	7.35

Consumer staples - 7.18%
Altria Group, Inc.	9,895,000	747,864	2.43
Coca-Cola Co.	5,295,000	324,954	1.05
Bunge Ltd.	2,348,100	273,342	.89
PepsiCo, Inc.	3,145,000	238,705	.77
Other securities		628,886	2.04
		2,213,751	7.18

Telecommunication services - 2.49%
Sprint Nextel Corp., Series 1	31,956,100	419,583	1.36
Qwest Communications International Inc. (1)	35,000,000	245,350	.80
Other securities		101,888	.33
		766,821	2.49

Utilities - 0.93%
Other securities		286,314	.93

Miscellaneous - 2.47%
Other common stocks in initial period of acquisition		761,429	2.47

Total common stocks (cost: $22,836,048,000)		28,667,191	92.97

Short-term securities - 7.20%

Fannie Mae 4.13%-4.65% due 1/4-4/1/2008	$249,769	248,547	.81
Federal Home Loan Bank 4.225%-4.56% due 1/2-3/19/2008	245,900	244,706	.79
Freddie Mac 4.14%-4.25% due 1/22-4/18/2008	209,049	207,286	.67
Coca-Cola Co. 4.22%-4.71% due 1/8-2/20/2008 (4)	151,843	151,137	.49
General Electric Capital Corp. 4.15% due 1/2/2008	50,000	49,989
Edison Asset Securitization LLC 4.61% due 1/23/2008 (4)	29,300	29,201	.26
NetJets Inc. 4.47% due 1/24-2/7/2008 (4)	56,000	55,718	.18
Other securities		1,233,522	4.00
		2,220,106	7.20

Total short-term securities (cost: $2,220,006,000)		2,220,106	7.20

Total investment securities (cost: $25,056,054,000)		30,887,297	100.17
Other assets less liabilities		(51,936)	(.17)

Net assets		$30,835,361	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/07 (000)
Chipotle Mexican Grill, Inc., Class B (1)	208,100	987,100	-	1,195,200	$-	$147,069
Chipotle Mexican Grill, Inc., Class A (1)	595,000	325,000	-	920,000	-	135,304
Red Hat, Inc. (1)	1,185,000	10,326,000	-	11,511,000	-	239,889
Core Laboratories NV (1)	1,197,700	-	-	1,197,700	-	149,377
Bare Escentuals, Inc. (1)	-	5,850,000	-	5,850,000	-	141,863
Digital River, Inc. (1)	-	2,430,000	-	2,430,000	-	80,360
Minerals Technologies Inc.	-	1,000,000	-	1,000,000	150	66,950
Rosetta Resources Inc. (1) (5)	2,980,000	-	-	2,980,000	-	59,093
Blue Nile, Inc. (1)	-	824,000	-	824,000	-	56,081
KGen Power Corp. (1) (2) (5)	3,166,128	-	-	3,166,128	-	50,658
Georgia Gulf Corp.	1,360,000	864,000	-	2,224,000	712	14,723
DataPath, Inc. (1) (2) (5)	2,819,968	-	-	2,819,968	-	9,870
NAVTEQ Corp. (6)	5,700,000	30,000	5,730,000	-	-	-
					$862	$1,151,237

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,791,992,000.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,040,992,000, which represented 3.38% of the net assets of the fund.

(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Rosetta Resources Inc.	6/28/2005-12/2/2005	$49,745	$59,093	.19%
KGen Power Corp.	12/19/2006	44,326	50,658	.16
DataPath, Inc.	6/23/2006	31,020	9,870	.03
Other restricted security		52,893	25,075	.08
Total restricted securities		$177,984	$144,696	.46%

(6) Unaffiliated issuer at 12/31/2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Growth Fund
Investment portfolio

December 31, 2007

Common stocks — 92.97%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 18.22%
Google Inc., Class A1	1,535,000	$1,061,422
Microsoft Corp.	24,125,000	858,850
Nokia Corp. (ADR)	10,408,000	399,563
Nokia Corp.[2]	6,184,000	237,761
Cisco Systems, Inc.[1]	14,750,000	399,282
Oracle Corp.[1]	14,927,800	337,070
Fidelity National Information Services, Inc.	6,650,000	276,574
Samsung Electronics Co., Ltd.[2]	410,000	241,046
Red Hat, Inc.[1,3]	11,511,000	239,889
International Business Machines Corp.	1,600,000	172,960
Yahoo! Inc.[1]	6,750,000	157,005
Maxim Integrated Products, Inc.	5,845,000	154,776
Iron Mountain Inc.[1]	4,150,000	153,633
Trimble Navigation Ltd.[1]	4,500,000	136,080
Paychex, Inc.	3,170,000	114,817
Linear Technology Corp.	2,895,000	92,148
Digital River, Inc.[1,3]	2,430,000	80,360
QUALCOMM Inc.	2,000,000	78,700
Advanced Micro Devices, Inc.[1]	7,003,100	52,523
Kyocera Corp.[2]	500,000	43,755
THQ Inc.[1]	1,470,900	41,465
EMC Corp.[1]	2,000,000	37,060
Nortel Networks Corp.[1]	2,455,000	37,046
Dell Inc.[1]	1,500,000	36,765
Motorola, Inc.	2,291,400	36,754
Texas Instruments Inc.	1,080,000	36,072
Hon Hai Precision Industry Co., Ltd.[2]	5,643,554	34,877
KLA-Tencor Corp.	555,000	26,729
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,383,128	13,776
Xilinx, Inc.	500,000	10,935
DataPath, Inc.[1,2,3,4]	2,819,968	9,870
Altera Corp.	500,000	9,660
		5,619,223

CONSUMER DISCRETIONARY — 15.74%
Best Buy Co., Inc.	7,920,000	416,988
Johnson Controls, Inc.	10,949,100	394,606
MGM Mirage, Inc.[1]	4,680,600	393,264
Lowe’s Companies, Inc.	17,326,000	391,914
Target Corp.	7,690,000	384,500
Kohl’s Corp.[1]	8,160,000	373,728
Chipotle Mexican Grill, Inc., Class B1,3	1,195,200	147,069
Chipotle Mexican Grill, Inc., Class A1,3	920,000	135,304
Garmin Ltd.	2,540,000	246,380
International Game Technology	5,156,000	226,503
TomTom NV1,2	2,800,000	208,955
News Corp., Class A	9,490,000	194,450
Liberty Media Holding Corp., Liberty Interactive, Series A1	7,620,000	145,390
Shaw Communications Inc., Class B, nonvoting	6,000,000	142,080
Penn National Gaming, Inc.[1]	2,100,000	125,055
CarMax, Inc.[1]	6,280,000	124,030
Time Warner Inc.	7,000,000	115,570
Starbucks Corp.[1]	4,993,000	102,207
Williams-Sonoma, Inc.	3,460,000	89,614
Harrah’s Entertainment, Inc.	839,000	74,461
Fortune Brands Inc.	1,000,000	72,360
Magna International Inc., Class A	725,000	58,312
Harman International Industries, Inc.	780,000	57,494
Blue Nile, Inc.[1,3]	824,000	56,081
Saks Inc.[1]	2,040,000	42,350
Toyota Motor Corp.[2]	765,000	41,182
Apollo Group, Inc., Class A1	500,000	35,075
Weight Watchers International, Inc.	500,000	22,590
Limited Brands, Inc.	1,087,457	20,586
Getty Images, Inc.[1]	551,700	15,999
		4,854,097

ENERGY — 14.02%
Schlumberger Ltd.	5,584,600	549,357
Suncor Energy Inc.	3,942,898	428,650
Canadian Natural Resources, Ltd.	4,625,700	338,236
Devon Energy Corp.	3,409,072	303,101
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,130,000	245,461
Tenaris SA (ADR)	5,245,000	234,609
Murphy Oil Corp.	2,698,800	228,966
EOG Resources, Inc.	2,215,000	197,689
Peabody Energy Corp.	2,653,000	163,531
Petro-Canada	3,005,300	161,225
Noble Energy, Inc.	1,900,000	151,088
Core Laboratories NV1,3	1,197,700	149,377
Newfield Exploration Co.[1]	1,917,200	101,036
OPTI Canada Inc.[1]	5,680,000	94,991
Arch Coal, Inc.	2,000,000	89,860
Denbury Resources Inc.[1]	2,800,000	83,300
ConocoPhillips	937,820	82,810
Baker Hughes Inc.	1,000,000	81,100
Cameco Corp.	1,947,500	77,530
OAO Gazprom (ADR)[2]	1,300,000	73,205
BG Group PLC[2]	3,050,000	69,985
Quicksilver Resources Inc.[1]	1,120,000	66,741
Anadarko Petroleum Corp.	1,000,000	65,690
Rosetta Resources Inc.[1,3,4]	2,980,000	59,093
Transocean Inc.[1]	382,261	54,721
Exxon Mobil Corp.	550,000	51,530
CNX Gas Corp.[1]	1,500,000	47,925
Caltex Australia Ltd.[2]	1,484,030	25,060
Saipem SpA, Class S2	593,700	23,570
Energy XXI (Bermuda) Ltd.[1,2,5]	2,390,758	11,117
Patriot Coal Corp.[1]	265,300	11,074
		4,321,628

HEALTH CARE — 9.41%
Roche Holding AG2	2,465,000	424,057
Gilead Sciences, Inc.[1]	6,600,000	303,666
Stryker Corp.	2,990,000	223,413
Charles River Laboratories International, Inc.[1]	2,855,000	187,859
Shire PLC (ADR)	2,700,000	186,165
Medtronic, Inc.	3,175,000	159,607
Henry Schein, Inc.[1]	2,500,000	153,500
UnitedHealth Group Inc.	2,495,000	145,209
Schering-Plough Corp.	4,586,000	122,171
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	120,015
Patterson Companies, Inc.[1]	3,500,000	118,825
Hospira, Inc.[1]	2,200,000	93,808
Boston Scientific Corp.[1]	6,800,000	79,084
C. R. Bard, Inc.	800,000	75,840
PDL BioPharma, Inc.[1]	4,000,000	70,080
Amgen Inc.[1]	1,500,000	69,660
Mentor Corp.	1,500,000	58,650
Onyx Pharmaceuticals, Inc.[1]	1,000,000	55,620
Eli Lilly and Co.	970,000	51,788
WellPoint, Inc.[1]	500,000	43,865
McKesson Corp.	665,000	43,564
Cardinal Health, Inc.	700,000	40,425
Aveta, Inc.[1,2,4]	3,918,000	25,075
Forest Laboratories, Inc.[1]	573,200	20,893
Allergan, Inc.	320,000	20,557
APP Pharmaceuticals, Inc.[1]	667,900	6,859
		2,900,255

MATERIALS — 7.64%
Newmont Mining Corp.	9,305,000	454,363
Barrick Gold Corp.	10,500,000	441,525
Potash Corp. of Saskatchewan Inc.	2,000,000	287,920
Freeport-McMoRan Copper & Gold Inc.	2,704,500	277,049
K+S AG2	735,000	173,096
Rio Tinto PLC[2]	1,464,233	152,888
Gold Fields Ltd.[2]	10,000,000	143,527
Newcrest Mining Ltd.[2]	2,746,666	79,067
Newcrest Mining Ltd.[2]	961,333	27,673
USX Corp.	700,000	84,637
Minerals Technologies Inc.[3]	1,000,000	66,950
E.I. du Pont de Nemours and Co.	1,500,000	66,135
CRH PLC[2]	1,758,577	60,969
Sealed Air Corp.	1,132,500	26,206
Georgia Gulf Corp.[3]	2,224,000	14,723
		2,356,728

FINANCIALS — 7.52%
Berkshire Hathaway Inc., Class A1	4,011	567,958
Fannie Mae	6,440,000	257,471
White Mountains Insurance Group, Ltd.	309,500	159,098
Freddie Mac	4,572,700	155,792
Wells Fargo & Co.	4,700,000	141,893
Bank of Ireland[2]	9,096,177	134,654
Marsh & McLennan Companies, Inc.	4,963,200	131,376
Citigroup Inc.	3,500,000	103,040
Zions Bancorporation	2,061,501	96,251
T. Rowe Price Group, Inc.	1,500,000	91,320
Countrywide Financial Corp.	7,740,000	69,196
AMP Ltd.[2]	7,860,210	68,318
SunTrust Banks, Inc.	935,000	58,428
American International Group, Inc.	1,000,000	58,300
Onex Corp.	1,532,800	54,033
East West Bancorp, Inc.	2,200,000	53,306
American Express Co.	1,000,000	52,020
AFLAC Inc.	650,000	40,709
PMI Group, Inc.	2,000,000	26,560
		2,319,723

INDUSTRIALS — 7.35%
Boeing Co.	3,465,000	303,049
General Electric Co.	7,370,000	273,206
KBR, Inc.[1]	5,397,130	209,409
FedEx Corp.	2,080,000	185,473
Lockheed Martin Corp.	1,150,000	121,049
Caterpillar Inc.	1,600,000	116,096
General Dynamics Corp.	1,300,000	115,687
Panalpina Welttransport (Holding) AG2	650,000	112,079
Roper Industries, Inc.	1,540,000	96,312
Joy Global Inc.	1,400,000	92,148
Northrop Grumman Corp.	1,150,000	90,436
UAL Corp.[1]	2,000,000	71,320
Illinois Tool Works Inc.	1,249,200	66,882
Robert Half International Inc.	2,000,000	54,080
Allied Waste Industries, Inc.[1]	4,500,000	49,590
Actuant Corp., Class A	1,300,000	44,213
Kingspan Group PLC[2]	2,800,000	42,137
MSC Industrial Direct Co., Inc., Class A	1,000,000	40,470
United Parcel Service, Inc., Class B	500,000	35,360
Southwest Airlines Co.	2,400,000	29,280
Continental Airlines, Inc., Class B1	1,250,000	27,812
Tyco International Ltd.	649,125	25,738
Grafton Group PLC, units[1,2]	2,800,000	21,972
AMR Corp.[1]	1,084,257	15,212
Raytheon Co.	246,000	14,932
ChoicePoint Inc.[1]	313,500	11,418
Mitsubishi Heavy Industries, Ltd.[2]	435,000	1,862
		2,267,222

CONSUMER STAPLES — 7.18%
Altria Group, Inc.	9,895,000	747,864
Coca-Cola Co.	5,295,000	324,954
Bunge Ltd.	2,348,100	273,342
PepsiCo, Inc.	3,145,000	238,705
Walgreen Co.	4,395,000	167,362
Bare Escentuals, Inc.[1,3]	5,850,000	141,863
SYSCO Corp.	2,000,000	62,420
Constellation Brands, Inc., Class A1	2,624,000	62,031
Wm. Wrigley Jr. Co.	1,027,500	60,160
Diageo PLC[2]	2,650,000	56,534
Cosan Ltd., Class A1	3,800,000	47,880
Avon Products, Inc.	775,000	30,636
		2,213,751

TELECOMMUNICATION SERVICES — 2.49%
Sprint Nextel Corp., Series 1	31,956,100	419,583
Qwest Communications International Inc.[1]	35,000,000	245,350
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	68,544
KDDI Corp.[2]	4,490	33,344
		766,821

UTILITIES — 0.93%
Reliant Energy, Inc.[1]	5,696,500	149,476
KGen Power Corp.[1,2,3,4]	3,166,128	50,658
NRG Energy, Inc.[1]	1,000,000	43,340
Dynegy Inc., Class A1	6,000,000	42,840
		286,314

MISCELLANEOUS — 2.47%
Other common stocks in initial period of acquisition		761,429

Total common stocks (cost: $22,836,048,000)		28,667,191

	Principal amount
Short-term securities — 7.20%	(000)

Fannie Mae 4.13%–4.65% due 1/4–4/1/2008	$249,769	248,547
Federal Home Loan Bank 4.225%–4.56% due 1/2–3/19/2008	245,900	244,706
Freddie Mac 4.14%–4.25% due 1/22–4/18/2008	209,049	207,286
Coca-Cola Co. 4.22%–4.71% due 1/8–2/20/2008[5]	151,843	151,137
JPMorgan Chase & Co. 4.95%–5.06% due 2/6–3/24/2008	100,000	99,182
Jupiter Securitization Co., LLC 4.77%–6.00% due 1/4–1/10/2008[5]	45,000	44,947
Procter & Gamble International Funding S.C.A. 4.22%–4.76% due 1/9–3/7/2008[5]	137,800	136,996
Hewlett-Packard Co. 4.24%–4.55% due 1/7–1/16/2008[5]	134,200	134,015
IBM Capital Inc. 4.20% due 3/10/2008[5]	42,866	42,477
IBM Corp. 4.21%–4.41% due 1/11–1/15/2008[5]	79,000	78,881
Bank of America Corp. 5.0%–5.015% due 1/14–1/16/2008	95,850	95,663
United Parcel Service Inc. 4.15%–4.46% due 2/1–3/26/2008[5]	83,000	82,354
General Electric Capital Corp. 4.15% due 1/2/2008	50,000	49,989
Edison Asset Securitization LLC 4.61% due 1/23/2008[5]	29,300	29,201
U.S. Treasury Bills 3.0%–4.021% due 1/3–5/1/2008	61,000	60,674
Medtronic Inc. 4.22%–4.58% due 1/15–1/18/2008[5]	55,900	55,785
NetJets Inc. 4.47% due 1/24–2/7/2008[5]	56,000	55,718
International Lease Finance Corp. 4.69%–4.85% due 1/3–1/14/2008	50,800	50,757
FCAR Owner Trust I 5.55% due 1/28/2008	50,000	49,784
Kimberly-Clark Corp. 4.20%–4.47% due 1/11–1/29/2008[5]	43,800	43,690
Variable Funding Capital Corp. 5.40% due 1/17/2008[5]	40,000	39,898
Johnson & Johnson 4.20% due 1/10/2008[5]	38,400	38,355
Anheuser-Busch Cos. Inc. 4.18% due 2/20/2008[5]	30,000	29,791
Harvard University 4.40% due 1/8/2008	25,000	24,976
Honeywell International Inc. 4.45% due 1/8/2008[5]	25,000	24,975
Wells Fargo & Co. 4.30% due 1/18/2008	25,000	24,946
CAFCO, LLC 5.3% due 1/9/2008[5]	16,700	16,678
Wal-Mart Stores Inc. 4.73% due 1/23/2008[5]	15,100	15,053
Becton, Dickinson and Co. 4.52% due 1/24/2008	15,000	14,955
Paccar Financial Corp. 4.75% due 1/14/2008	13,200	13,176
Harley-Davidson Funding Corp. 4.50% due 2/27/2008[5]	10,000	9,924
Caterpillar Financial Services Corp. 4.2% due 1/15/2008	5,600	5,590

Total short-term securities (cost: $2,220,006,000)		2,220,106

Total investment securities (cost: $25,056,054,000)		30,887,297
Other assets less liabilities		(51,936)

Net assets		$30,835,361

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,791,992,000.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Rosetta Resources Inc.	6/28/2005–12/2/2005	$49,745	$59,093	.19%
KGen Power Corp.	12/19/2006	44,326	50,658	.16
Aveta, Inc.	12/21/2005	52,893	25,075	.08
DataPath, Inc.	6/23/2006	31,020	9,870	.03

Total restricted securities		$177,984	$144,696	.46%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,040,992,000, which represented 3.38% of the net assets of the fund.

ADR = American Depositary Receipts

International Fund
Summary investment portfolio, December 31, 2007

Largest individual equity securities	Percent of net assets

Bayer	4.84
Roche	3.45
Novo Nordisk	2.81
MTN Group	2.39
E.ON	2.39
Nestlé	2.00
Samsung Electronics	1.74
Erste Bank	1.61
Veolia Environnement	1.55
L'Oréal	1.49

Common stocks - 91.49%	Shares	Market value (000)	Percent of net assets

Financials - 17.35%
Erste Bank der oesterreichischen Sparkassen AG (1)	2,622,647	$186,130	1.61%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,083,000	151,230	1.31
Banco Santander, SA (1)	5,700,000	122,963	1.06
Kookmin Bank (1)	1,613,500	118,625	1.03
Banco Bilbao Vizcaya Argentaria, SA (1)	4,626,000	113,453	.98
OTP Bank PLC (1)	2,035,000	102,349	.89
Hana Financial Holdings (1)	1,736,092	94,005	.81
AXA SA (1)	2,281,611	90,712	.79
Credit Suisse Group (1)	1,440,000	86,473	.75
UniCredito Italiano SpA (1)	10,292,000	85,514	.74
Other securities		852,422	7.38
		2,003,876	17.35

Health care - 11.90%
Roche Holding AG (1)	2,314,268	398,126	3.45
Novo Nordisk A/S, Class B (1)	4,984,200	325,045	2.81
Merck KGaA (1)	972,655	124,762	1.08
Novartis AG (1)	1,850,000	100,656	.87
Other securities		425,481	3.69
		1,374,070	11.90

Materials - 10.46%
Bayer AG, non-registered shares (1)	6,138,023	558,808	4.84
Nitto Denko Corp. (1)	3,092,600	163,303	1.41
Linde AG (1)	981,856	129,126	1.12
JSC Uralkali (GDR) (1) (2)	1,780,760	65,590
JSC Uralkali (GDR) (1) (2) (3)	521,427	19,205	.74
Other securities		271,733	2.35
		1,207,765	10.46

Telecommunication services - 9.18%
MTN Group Ltd. (1)	14,702,800	275,550	2.39
Koninklijke KPN NV (1)	8,923,300	161,144	1.40
Singapore Telecommunications Ltd. (1)	45,300,330	124,378	1.08
América Móvil, SAB de CV, Series L (ADR)	1,732,500	106,358	.92
Telenor ASA (1) (2)	4,470,000	105,660	.91
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (1)	83,725,000	90,561	.78
Philippine Long Distance Telephone Co. (1)	809,800	62,143
Philippine Long Distance Telephone Co. (ADR)	340,000	25,745	.76
Other securities		108,588	.94
		1,060,127	9.18

Information technology - 9.12%
Samsung Electronics Co., Ltd. (1)	342,814	201,547	1.74
Hon Hai Precision Industry Co., Ltd. (1)	19,082,865	117,931	1.02
Nokia Corp. (1)	2,500,000	96,120	.83
Lite-On Technology Corp. (1)	53,475,000	92,686	.80
Other securities		544,535	4.73
		1,052,819	9.12

Consumer discretionary - 7.56%
Industria de Diseno Textil, SA (1)	1,668,000	101,268	.88
Vivendi SA (1)	2,008,400	91,383	.79
Lotte Shopping Co. (1)	199,500	87,368	.76
Continental AG (1)	605,000	78,340	.68
Renault SA (1)	552,000	77,339	.67
China Dongxiang (Group) Co., Ltd. (1) (2)	102,534,000	75,534	.65
Other securities		362,119	3.13
		873,351	7.56

Energy - 5.90%
OAO Gazprom (ADR) (1)	2,655,000	149,508	1.30
Reliance Industries Ltd. (1)	1,987,000	145,319	1.26
Royal Dutch Shell PLC, Class B (1)	2,460,219	102,549
Royal Dutch Shell PLC, Class A (1)	522,000	21,909	1.08
Oil & Natural Gas Corp. Ltd. (1)	3,901,276	121,782	1.05
Other securities		140,305	1.21
		681,372	5.90

Consumer staples - 5.41%
Nestlé SA (1)	504,580	230,910	2.00
L'Oréal SA (1)	1,205,500	171,832	1.49
Other securities		222,763	1.92
		625,505	5.41

Industrials - 4.95%
Samsung Engineering Co., Ltd. (1)	1,455,000	143,576	1.24
Siemens AG (1)	771,000	120,861	1.05
Ryanair Holdings PLC (ADR) (2)	2,982,200	117,618	1.02
SMC Corp. (1)	688,000	81,895	.71
Other securities		108,176	.93
		572,126	4.95

Utilities - 4.73%
E.ON AG (1)	1,299,500	275,512	2.39
Veolia Environnement (1)	1,977,064	179,290	1.55
RWE AG (1)	654,000	91,510	.79
		546,312	4.73

Miscellaneous - 4.93%
Other common stocks in initial period of acquisition		569,442	4.93

Total common stocks (cost: $7,827,902,000)		10,566,765	91.49

Short-term securities - 8.34%	Principal amount (000)	Market value (000)	Percent of net assets

Swedish Export Credit Corp. 4.30%-4.62% due 1/17-3/31/2008	$80,400	79,732	.69
Danske Corp. 4.67%-4.79% due 1/15-1/29/2008 (3)	75,000	74,796	.65
Other securities		808,979	7.00

Total short-term securities (cost: $963,650,000)		963,507	8.34

Total investment securities (cost: $8,791,552,000)		11,530,272	99.83
Other assets less liabilities		19,926	.17

Net assets		$11,550,198	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities purchased in transactions exempt from registration under the Securities Act of 1933 which may be subject to legal or contractual restrictions on resale.  The total value of all such restricted securities was $8,540,000, which represented .07% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the year ended December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 12/31/07 (000)
Samsung Engineering Co. (4)	1,592,000	408,000	545,000	1,455,000	$1,131	$-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees.  The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $9,909,192,000.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $476,891,000, which represented 4.13% of the net assets of the fund.

(4) Unaffiliated issuer at 12/31/2007.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

International Fund
Investment portfolio

December 31, 2007

Common stocks — 91.49%	Shares	Market value (000)

FINANCIALS — 17.35%
Erste Bank der oesterreichischen Sparkassen AG1	2,622,647	$186,130
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,083,000	151,230
Banco Santander, SA1	5,700,000	122,963
Kookmin Bank[1]	1,613,500	118,625
Banco Bilbao Vizcaya Argentaria, SA1	4,626,000	113,453
OTP Bank PLC[1]	2,035,000	102,349
Hana Financial Holdings[1]	1,736,092	94,005
AXA SA1	2,281,611	90,712
Credit Suisse Group[1]	1,440,000	86,473
UniCredito Italiano SpA[1]	10,292,000	85,514
ICICI Bank Ltd.[1]	2,303,900	72,115
Sun Hung Kai Properties Ltd.[1]	3,347,000	70,409
Sumitomo Mitsui Financial Group, Inc.[1]	9,285	69,100
ORIX Corp.[1]	387,500	64,809
BNP Paribas SA1	496,000	53,239
ING Groep NV, depository receipts[1]	1,306,534	50,922
Fortis SA/NV1	1,950,000	50,809
JSC Kazkommertsbank (GDR)[1,2]	3,143,100	42,804
JSC Kazkommertsbank (GDR)[1,2,3]	326,000	4,440
Sumitomo Realty & Development Co., Ltd.[1]	1,493,000	36,727
Shinhan Financial Group Co., Ltd.[1]	634,670	36,425
Macquarie Group Ltd.[1]	530,000	35,086
Hypo Real Estate Holding AG1	661,900	34,384
GuangZhou R&F Properties Co., Ltd., Class H1	9,460,000	33,299
HSBC Holdings PLC (United Kingdom)[1]	767,460	12,831
HSBC Holdings PLC (Hong Kong)[1]	650,000	10,868
Commerzbank U.S. Finance, Inc.[1]	600,000	22,677
Mizuho Financial Group, Inc.[1]	4,650	22,063
AMP Ltd.[1]	2,535,799	22,040
Türkiye Halk Bankasi AS1,2	2,095,000	21,815
Société Générale[1]	149,750	21,370
DnB NOR ASA[1]	1,217,800	18,468
Shui On Land Ltd.[1]	16,000,000	18,424
Admiral Group PLC[1]	787,000	17,113
Sampo Oyj, Class A1	390,000	10,185
		2,003,876

HEALTH CARE — 11.90%
Roche Holding AG1	2,314,268	398,126
Novo Nordisk A/S, Class B1	4,984,200	325,045
Merck KGaA[1]	972,655	124,762
Novartis AG1	1,850,000	100,656
Richter Gedeon NYRT[1]	307,000	73,182
Zentiva NV1	1,112,000	59,513
Chugai Pharmaceutical Co., Ltd.[1]	3,967,800	56,690
Teva Pharmaceutical Industries Ltd. (ADR)	1,150,000	53,452
EGIS NYRT[1]	389,200	42,010
OJSC Pharmstandard (GDR)[1,2]	1,106,500	30,208
OJSC Pharmstandard (GDR)[1,2,3]	307,300	8,389
Smith & Nephew PLC[1]	2,393,000	27,420
Straumann Holding AG1	90,950	24,944
UCB SA1	552,000	24,859
Shionogi & Co., Ltd.[1]	757,000	13,350
Nobel Biocare Holding AG1	43,393	11,464
		1,374,070

MATERIALS — 10.46%
Bayer AG, non-registered shares[1]	6,138,023	558,808
Nitto Denko Corp.[1]	3,092,600	163,303
Linde AG1	981,856	129,126
JSC Uralkali (GDR)[1,2]	1,780,760	65,590
JSC Uralkali (GDR)[1,2,3]	521,427	19,205
CRH PLC[1]	1,978,397	68,590
Barrick Gold Corp.	1,067,683	44,940
Yamana Gold Inc.	3,190,000	41,426
L’Air Liquide, non-registered shares[1]	231,428	34,240
Siam Cement PCL[1]	4,020,000	27,780
BlueScope Steel Ltd.[1]	3,300,000	27,760
JSR Corp.[1]	1,043,500	26,997
		1,207,765

TELECOMMUNICATION SERVICES — 9.18%
MTN Group Ltd.[1]	14,702,800	275,550
Koninklijke KPN NV1	8,923,300	161,144
Singapore Telecommunications Ltd.[1]	45,300,330	124,378
América Móvil, SAB de CV, Series L (ADR)	1,732,500	106,358
Telenor ASA[1,2]	4,470,000	105,660
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	83,725,000	90,561
Philippine Long Distance Telephone Co.[1]	809,800	62,143
Philippine Long Distance Telephone Co. (ADR)	340,000	25,745
Total Access Communication PCL[1,2]	25,500,000	28,964
Telefónica, SA1	785,000	25,332
Vodafone Group PLC[1]	6,011,250	22,329
Telekom Austria AG, non-registered shares[1]	583,453	16,145
KDDI Corp.[1]	2,130	15,818
Bayan Telecommunications Corp., Class A1,2,4	43,010	0
Bayan Telecommunications Corp., Class B1,2,4	14,199	0
		1,060,127

INFORMATION TECHNOLOGY — 9.12%
Samsung Electronics Co., Ltd.[1]	342,814	201,547
Hon Hai Precision Industry Co., Ltd.[1]	19,082,865	117,931
Nokia Corp.[1]	2,500,000	96,120
Lite-On Technology Corp.[1]	53,475,000	92,686
Murata Manufacturing Co., Ltd.[1]	1,285,000	74,742
AU Optronics Corp.[1]	37,431,503	72,349
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,444,695	52,220
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,888,714	18,812
Rohm Co., Ltd.[1]	592,100	51,542
HOYA Corp.[1]	1,533,600	48,951
Delta Electronics, Inc.[1]	14,377,900	48,870
Mediatek Incorporation[1]	3,455,760	44,490
Hirose Electric Co., Ltd.[1]	371,300	43,023
Hynix Semiconductor Inc.[1,2]	1,005,000	27,529
Catcher Technology Co., Ltd.[1]	3,681,800	21,284
Toshiba Corp.[1]	2,280,000	17,004
Foxconn Technology Co., Ltd.[1]	2,038,950	16,458
Chartered Semiconductor Manufacturing Ltd[1,2]	10,872,000	7,261
		1,052,819

CONSUMER DISCRETIONARY — 7.56%
Industria de Diseno Textil, SA1	1,668,000	101,268
Vivendi SA1	2,008,400	91,383
Lotte Shopping Co.[1]	199,500	87,368
Continental AG1	605,000	78,340
Renault SA1	552,000	77,339
China Dongxiang (Group) Co., Ltd.[1,2]	102,534,000	75,534
Sony Corp.[1]	1,225,000	66,487
William Hill PLC[1]	3,802,965	39,309
Techtronic Industries Co. Ltd.[1]	39,690,000	39,233
Esprit Holdings Ltd.[1]	2,497,500	36,704
Land & Houses PCL[1]	135,000,000	36,071
JCDecaux SA1	835,000	32,668
Kingfisher PLC[1]	9,530,000	27,350
Honda Motor Co., Ltd.[1]	691,000	22,848
Carnival PLC[1]	485,000	21,219
OPAP (Greek Organization of Football Prognostics) SA1	429,330	17,115
Kesa Electricals PLC[1]	3,173,300	14,575
SET India Ltd.[1,2,4]	82,217	8,540
		873,351

ENERGY — 5.90%
OAO Gazprom (ADR)[1]	2,655,000	149,508
Reliance Industries Ltd.[1]	1,987,000	145,319
Royal Dutch Shell PLC, Class B1	2,460,219	102,549
Royal Dutch Shell PLC, Class A1	522,000	21,909
Oil & Natural Gas Corp. Ltd.[1]	3,901,276	121,782
Canadian Natural Resources, Ltd.	1,000,000	73,121
ENI SpA[1]	1,250,000	45,479
PetroChina Co. Ltd., Class H1	12,300,000	21,705
		681,372

CONSUMER STAPLES — 5.41%
Nestlé SA1	504,580	230,910
L’Oréal SA1	1,205,500	171,832
Shinsegae Co., Ltd.[1]	86,000	66,279
SABMiller PLC[1]	1,626,234	45,602
Groupe Danone SA1	424,800	37,897
Wal-Mart de México, SAB de CV, Series V	6,180,240	21,351
Tesco PLC[1]	2,263,260	21,299
Koninklijke Ahold NV1,2	1,308,000	18,135
InBev[1]	148,100	12,200
		625,505

INDUSTRIALS — 4.95%
Samsung Engineering Co., Ltd.[1]	1,455,000	143,576
Siemens AG1	771,000	120,861
Ryanair Holdings PLC (ADR)[2]	2,982,200	117,618
SMC Corp.[1]	688,000	81,895
Toll Holdings Ltd.[1]	5,178,065	51,798
Fraport AG1	447,900	35,111
FANUC LTD[1]	130,100	12,694
Mitsui & Co., Ltd.[1]	404,000	8,573
		572,126

UTILITIES — 4.73%
E.ON AG1	1,299,500	275,512
Veolia Environnement[1]	1,977,064	179,290
RWE AG1	654,000	91,510
		546,312

MISCELLANEOUS — 4.93%
Other common stocks in initial period of acquisition		569,442

Total common stocks (cost: $7,827,902,000)		10,566,765

	Principal amount
Short-term securities — 8.34%	(000)

Swedish Export Credit Corp. 4.30%–4.62% due 1/17–3/31/2008	$80,400	79,732
Danske Corp. 4.67%–4.79% due 1/15–1/29/2008[3]	75,000	74,796
GlaxoSmithKline Finance PLC 4.56%–4.65% due 2/1–4/28/2008[3]	71,800	71,330
American Honda Finance Corp. 4.48%–4.50% due 1/16–2/4/2008	66,800	66,585
BASF AG 4.35%–4.52% due 1/24–2/12/2008[3]	66,400	66,088
AstraZeneca PLC 4.20%–4.80% due 1/17–4/7/2008[3]	53,900	53,498
Fannie Mae 4.25%–4.29% due 1/29–2/22/2008	50,200	49,971
KfW International Finance Inc. 4.45% due 1/22/2008[3]	50,000	49,848
National Australia Funding (Delaware) Inc. 5.01% due 1/14/2008[3]	41,300	41,219
Barclays U.S. Funding Corp. 5.20% due 2/7/2008	38,300	38,089
HBOS Treasury Services PLC 4.95%–5.00% due 1/16–2/29/2008	36,100	35,895
Freddie Mac 4.22% due 1/30/2008	35,400	35,275
BNP Paribas Finance Inc. 5.015%–5.138% due 1/7–3/11/2008	35,300	35,064
Westpac Banking Corp. 4.65% due 1/25/2008[3]	30,000	29,897
Toyota Motor Credit Corp. 4.78% due 1/4/2008	28,200	28,185
ING (U.S.) Funding LLC 5.15% due 1/9/2008	23,500	23,470
Dexia Delaware LLC 4.72% due 1/4/2008	22,800	22,788
Barton Capital LLC 4.88% due 1/10/2008[3]	20,500	20,471
Canadian Imperial Holdings Inc. 4.665% due 1/3/2008	20,000	19,992
Calyon North America Inc. 5.09% due 1/8/2008	20,000	19,977
Electricité de France 4.53% due 2/27/2008	20,000	19,850
Eksportfinans ASA 4.59% due 2/11/2008[3]	19,800	19,684
General Electric Capital Corp. 4.15% due 1/2/2008	19,200	19,196
Federal Home Loan Bank 4.34%–4.45% due 1/25/2008	19,050	19,000
Bank of Ireland 4.60% due 4/1/2008[3]	9,700	9,586
Harley-Davidson Funding Corp. 4.48% due 2/21/2008[3,5]	8,500	8,440
International Bank for Reconstruction and Development 4.30% due 1/28/2008	5,600	5,581

Total short-term securities (cost: $963,650,000)		963,507

Total investment securities (cost: $8,791,552,000)		11,530,272
Other assets less liabilities		19,926

Net assets		$11,550,198

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $9,909,192,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in  transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $476,891,000, which represented 4.13% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Market value (000)	Percent of net assets

SET India Ltd.	9/6/2000–4/18/2002	$32,519	$8,540	.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	0	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	0	.00

Total restricted securities		$32,657	$8,540	.07%

[5]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

New World Fund
Investment portfolio

December 31, 2007

Common stocks — 81.33%	Shares	Market value (000)

FINANCIALS — 13.08%
Bank Muscat (SAOG) (GDR)[1]	1,257,637	$27,982
PT Bank Rakyat Indonesia (Persero) Tbk[1]	28,261,150	22,058
Banco Santander, SA1	782,000	16,870
Asya Katilim Bankasi AS, Class B1,2	1,600,000	15,047
Piraeus Bank SA1	359,937	14,000
National Bank of Greece SA1	195,700	13,461
Unibanco-União de Bancos Brasileiros SA, units (GDR)	96,000	13,406
Banco do Estado do Rio Grande do Sul SA, preferred nominative, Series B	2,100,000	12,973
ICICI Bank Ltd.[1]	302,174	9,458
ICICI Bank Ltd. (ADR)	30,500	1,876
Banco Itaú Holding Financeira SA, preferred nominative	417,600	10,681
Türkiye Is Bankasi AS, Class C1	1,550,000	9,718
Bancolombia SA (ADR)	252,000	8,573
Kotak Mahindra Bank Ltd.[1]	259,943	8,553
Housing Development Finance Corp. Ltd.[1]	113,600	8,226
Brascan Residential Properties SA, ordinary nominative	1,260,300	7,793
JSC Sistema-Hals (GDR)[1,2]	675,875	6,356
JSC Sistema-Hals (GDR)[1,2,3]	138,253	1,300
Industrial and Commercial Bank of China Ltd., Class H1	10,550,000	7,499
Grupo Financiero Banorte, SAB de CV, Series O	1,800,000	7,438
Bumiputra-Commerce Holdings Bhd.[1]	2,250,000	7,418
Itaúsa — Investimentos Itaú SA, preferred nominative	1,092,735	7,218
Krung Thai Bank PCL[1]	19,756,000	5,881
Allied Irish Banks, PLC[1]	250,000	5,736
Bank Pekao SA1	60,000	5,472
FirstRand Ltd.[1]	1,756,500	5,115
Erste Bank der oesterreichischen Sparkassen AG1	58,424	4,146
Bank Hapoalim BM1	830,000	4,128
Türkiye Garanti Bankasi AS1	385,000	3,449
Bank of the Philippine Islands[1]	2,213,539	3,273
Orco Property Group SA1	25,200	2,990
Citigroup Inc.	42,000	1,237
China Construction Bank Corp., Class H1	500	—
		279,331

INDUSTRIALS — 12.01%
Suzlon Energy Ltd.[1]	623,600	30,631
Murray & Roberts Holdings Ltd.[1]	2,014,000	30,030
Enka Insaat ve Sanayi AS1	1,260,356	22,113
Schneider Electric SA1	142,050	18,966
Chiyoda Corp.[1]	1,525,000	17,433
Boart Longyear Ltd.[1,2]	8,049,394	16,493
STX Engine Co., Ltd.[1]	237,510	16,255
Siemens AG1	74,000	11,600
Wienerberger AG1	194,000	10,701
Orascom Construction Industries Co. (GDR)[1]	50,600	10,597
ABB Ltd[1]	352,000	10,136
Container Corp. of India Ltd.[1]	189,900	9,246
United Technologies Corp.	100,000	7,654
Caterpillar Inc.	93,500	6,784
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	4,787
FedEx Corp.	50,000	4,458
Daelim Industrial Co., Ltd.[1]	21,484	4,035
Bidvest Group Ltd.[1]	225,000	3,967
Italian-Thai Development PCL[1,2]	15,221,100	3,689
Asahi Glass Co., Ltd.[1]	272,000	3,607
Hyundai Engineering & Construction Co., Ltd.[1,2]	38,000	3,536
GS Engineering & Construction Corp.[1]	20,700	3,395
Daewoo Engineering & Construction Co., Ltd.[1]	93,504	2,435
Intertek Group PLC[1]	117,000	2,286
Doosan Heavy Industries and Construction Co., Ltd.[1]	13,000	1,751
		256,585

CONSUMER STAPLES — 10.59%
Tesco PLC[1]	3,616,218	34,032
IOI Corp. Bhd.[1]	12,003,250	27,903
Alliance Global Group, Inc.[1,2]	115,948,000	15,778
Nestlé SA1	31,500	14,415
Fomento Económico Mexicano, SAB de CV (ADR)	341,900	13,050
Coca-Cola Co.	207,000	12,704
Wal-Mart de México, SAB de CV, Series V (ADR)	258,000	8,991
Wal-Mart de México, SAB de CV, Series V	420,000	1,451
PepsiCo, Inc.	120,000	9,108
Migros Türk TAS[1]	429,926	8,393
Avon Products, Inc.	210,200	8,309
China Yurun Food Group Ltd.[1]	4,899,000	8,049
Grupo Nacional de Chocolates SA	935,000	7,649
X5 Retail Group NV (GDR)[1,2,3]	198,800	7,240
Bunge Ltd.	60,100	6,996
SABMiller PLC[1]	238,500	6,688
Olam International Ltd.[1]	3,030,000	5,960
Poslovni sistem Mercator, dd1	11,274	5,517
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	4,262
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	816
Groupe Danone SA1	50,000	4,461
Unilever NV, depository receipts[1]	117,000	4,277
Diageo PLC[1]	190,000	4,053
Procter & Gamble Co.	55,000	4,038
Kimberly-Clark de México, SAB de CV, Class A	480,000	2,105
Scottish & Newcastle PLC[1]	1,411	21
		226,266

CONSUMER DISCRETIONARY — 8.26%
Toyota Motor Corp.[1]	331,100	17,824
GOME Electrical Appliances Holding Ltd.[1]	6,440,000	16,287
Central European Media Enterprises Ltd., Class A2	136,600	15,843
Kuoni Reisen Holding AG, Class B1	27,250	14,070
Grupo Clarín SA, Class B (GDR)[1,2,3]	540,900	9,790
Grupo Clarín SA, Class B (GDR)[1,2]	127,300	2,304
Honda Motor Co., Ltd.[1]	353,800	11,699
Melco PBL Entertainment (Macau) Ltd. (ADR)[2]	760,000	8,786
Desarrolladora Homex, SA de CV (ADR)[2]	160,000	7,912
Swatch Group Ltd[1]	80,000	4,671
Swatch Group Ltd, non-registered shares[1]	10,450	3,129
Yue Yuen Industrial (Holdings) Ltd.[1]	2,160,000	7,726
Agora SA1	340,000	7,596
Nitori Co., Ltd.[1]	138,000	6,569
Naspers Ltd., Class N1	254,700	5,999
C C Land Holdings Ltd.[1]	3,960,000	5,711
Gafisa SA, ordinary nominative	300,000	5,597
Grupo Televisa, SAB, ordinary participation certificates (ADR)	215,000	5,111
Truworths International Ltd.[1]	1,282,000	5,066
TVN SA1	500,000	5,053
Las Vegas Sands Corp.[2]	40,000	4,122
Li & Fung Ltd.[1]	886,600	3,543
Stockmann Oyj, Class B1	48,000	2,064
		176,472

ENERGY — 8.06%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	247,600	28,533
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	106,000	10,199
OAO Gazprom (ADR)[1]	417,500	23,510
Oil & Natural Gas Corp. Ltd.[1]	719,453	22,459
Saipem SpA, Class S1	466,000	18,500
Oil and Gas Development Co. Ltd.[1]	4,530,000	8,781
Eurasia Drilling Co. Ltd. (GDR)[1,2,3]	254,800	6,880
Eurasia Drilling Co. Ltd. (GDR)[1,2]	49,500	1,337
TOTAL SA1	60,000	4,972
TOTAL SA (ADR)	32,500	2,684
Tenaris SA (ADR)	150,000	6,709
OAO TMK (GDR)[1,3]	142,826	6,416
Reliance Industries Ltd.[1]	80,000	5,851
Noble Energy, Inc.	70,000	5,566
Sterling Energy PLC[1,2]	19,010,000	5,308
Chevron Corp.	45,000	4,200
Nexen Inc.	127,384	4,120
Cameco Corp.	100,000	3,987
Smith International, Inc.	30,000	2,216
		172,228

TELECOMMUNICATION SERVICES — 6.54%
Vodafone Group PLC[1]	7,965,000	29,586
Cellcom Israel Ltd.	724,714	23,017
América Móvil, SAB de CV, Series L (ADR)	310,000	19,031
Telekomunikacja Polska SA1	2,030,000	18,456
Partner Communications Co. Ltd.[1]	721,500	15,915
Partner Communications Co. Ltd. (ADR)	10,000	221
China Unicom Ltd.[1]	5,038,000	11,377
TIM Participações SA, ordinary nominative	825,000	3,896
Telekom Austria AG, non-registered shares[1]	220,000	6,088
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	5,884
Telefónica, SA1	161,000	5,195
HT — Hrvatske telekomunikacije dd (GDR)[1,2,3]	13,471	929
		139,595

MATERIALS — 6.38%
JSC Uralkali (GDR)[1,2]	702,141	25,862
JSC Uralkali (GDR)[1,2,3]	197,033	7,257
Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	24,444
Taiwan Cement Corp.[1]	9,492,777	13,045
Freeport-McMoRan Copper & Gold Inc.	97,500	9,988
Israel Chemicals Ltd.[1]	715,000	9,084
Cia. Vale do Rio Doce, Class A, preferred nominative	252,000	7,189
Sigma-Aldrich Corp.	110,000	6,006
Aracruz Celulose SA, Class B, preferred nominative (ADR)	78,000	5,799
Mondi PLC[1]	650,450	5,438
BHP Billiton PLC[1]	142,664	4,380
ACC Ltd.[1]	145,000	3,750
Holcim Ltd.[1]	31,500	3,342
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)	118,809	3,071
OAO Severstal (GDR)[1]	114,900	2,651
AngloGold Ashanti Ltd.[1]	49,500	2,124
Harmony Gold Mining Co. Ltd.[1,2]	200,000	2,063
Sealed Air Corp.	32,400	750
Mondi Ltd.[1]	3,500	33
		136,276

INFORMATION TECHNOLOGY — 6.38%
Nokia Corp.[1]	578,600	22,246
Nokia Corp. (ADR)	522,900	20,074
Samsung Electronics Co., Ltd.[1]	27,100	15,933
Hon Hai Precision Industry Co., Ltd.[1]	2,325,249	14,370
Acer Inc.[1]	6,112,960	11,868
Kingboard Chemical Holdings Ltd.[1]	1,859,000	11,006
Euronet Worldwide, Inc.[2,4]	250,000	7,500
Euronet Worldwide, Inc.[2]	42,285	1,268
HOYA Corp.[1]	234,400	7,482
Cisco Systems, Inc.[2]	210,000	5,685
Redecard SA, ordinary nominative	347,100	5,619
Net 1 UEPS Technologies, Inc.[2]	166,600	4,891
Venture Corp. Ltd.[1]	440,000	3,855
NetEase.com, Inc. (ADR)[2]	120,000	2,275
MoneyGram International, Inc.	135,000	2,075
Kingboard Laminates Holdings Ltd.[1]	84,500	56
		136,203

HEALTH CARE — 3.12%
Krka, dd, Novo mesto[1]	168,640	30,597
Novo Nordisk A/S, Class B1	350,320	22,846
Zentiva NV1	119,000	6,369
Teva Pharmaceutical Industries Ltd. (ADR)	110,000	5,113
Richter Gedeon NYRT[1]	7,400	1,764
		66,689

UTILITIES — 2.03%
NTPC Ltd.[1]	2,457,000	15,598
AES Corp.[2]	600,000	12,834
CLP Holdings Ltd.[1]	887,000	6,030
Veolia Environnement[1]	55,125	4,999
Cheung Kong Infrastructure Holdings Ltd.[1]	1,066,000	3,968
		43,429

MISCELLANEOUS — 4.88%
Other common stocks in initial period of acquisition		104,152

Total common stocks (cost: $1,139,190,000)		1,737,226

	Principal amount	Market value
Bonds, notes & other debt instruments — 5.73%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 5.29%
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	$2,447
Brazilian Treasury Bill 6.00% 2010[1,5]	BRL6,529	3,532
Brazilian Treasury Bill 9.418% 2011[1,5]	853	456
Brazil (Federal Republic of) 10.00% 2014[1]	4,600	2,273
Brazilian Treasury Bill 6.00% 2015[1,5]	4,015	2,067
Brazil (Federal Republic of) Global 12.50% 2016	1,500	923
Brazil (Federal Republic of) 10.00% 2017[1]	8,500	4,027
Brazil (Federal Republic of) Global 8.00% 2018[6]	$2,434	2,730
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,240
Brazil (Federal Republic of) Global 8.875% 2024	100	128
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,059
Brazil (Federal Republic of) Global 11.00% 2040	2,375	3,176
Brazilian Treasury Bill 6.00% 2045[1,5]	BRL3,346	1,731
United Mexican States Government Global 5.943% 2009[7]	$1,250	1,254
United Mexican States Government Global 10.375% 2009	397	423
United Mexican States Government Global 9.875% 2010	4,125	4,575
United Mexican States Government Global 6.375% 2013	3,875	4,131
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	704
United Mexican States Government, Series MI10, 9.50% 2014	25,500	2,513
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,815
Turkey (Republic of) Treasury Bill 0% 2008[1]	TRY1,230	968
Turkey (Republic of) 14.00% 2011[1]	6,900	5,588
Turkey (Republic of) 10.00% 2012[1,5]	3,120	2,786
Turkey (Republic of) 16.00% 2012[1]	2,000	1,702
Turkey (Republic of) 7.00% 2016	$2,000	2,125
Colombia (Republic of) Global 11.75% 2010	COP6,000,000	3,098
Colombia (Republic of) Global 10.00% 2012	$2,100	2,452
Colombia (Republic of) Global 10.75% 2013	1,360	1,676
Colombia (Republic of) Global 8.25% 2014	400	458
Colombia (Republic of) Global 12.00% 2015	COP2,780,000	1,544
Colombia (Republic of) Global 11.75% 2020	$315	470
Colombia (Republic of) Global 8.125% 2024	500	599
Colombia (Republic of) Global 7.375% 2037	474	529
Argentina (Republic of) 3.368% 2012[1,6,7]	2,000	1,110
Argentina (Republic of) 2.00% 2014[1,5,6]	ARS 1,318	305
Argentina (Republic of) 5.83% 2033[1,5,6,8]	22,988	5,399
Argentina (Republic of) GDP-Linked 2035	43,865	1,233
Argentina (Republic of) 0.63% 2038[1,5,6]	13,392	1,226
Russian Federation 8.25% 2010[6]	$4,000	4,157
Russian Federation 8.25% 2010[3,6]	314	327
Russian Federation 7.50% 2030[3,6]	3,372	3,844
Russian Federation 7.50% 2030[6]	743	846
Philippines (Republic of) 8.375% 2009	1,665	1,732
Philippines (Republic of) 9.875% 2019	2,200	2,893
Philippines (Republic of) 7.75% 2031	2,735	3,169
Peru (Republic of) 8.375% 2016	4,453	5,243
Peru (Republic of) 7.35% 2025	500	573
Peru (Republic of) 6.55% 2037	782	819
Panama (Republic of) Global 9.625% 2011	219	247
Panama (Republic of) Global 9.375% 2012	790	924
Panama (Republic of) Global 7.125% 2026	890	983
Panama (Republic of) Global 8.875% 2027	300	392
Panama (Republic of) Global 9.375% 2029	450	618
Panama (Republic of) Global 6.70% 2036[6]	1,824	1,933
Dominican Republic 9.50% 2011[6]	307	327
Dominican Republic 9.04% 2018	437	501
Dominican Republic 8.625% 2027[3,6]	2,150	2,505
Egypt (Arab Republic of) Treasury Bill 0% 2008[1]	EGP6,700	1,204
Egypt (Arab Republic of) Treasury Bill 0% 2008[1]	3,100	546
Egypt (Arab Republic of) 8.75% 2012[1]	5,000	933
Egypt (Arab Republic of) 11.625% 2014[1]	2,679	561
Hungarian Government 6.00% 2011	HUF200,000	1,103
South Africa (Republic of), Series 197, 7.676% 2023[1,5]	ZAR5,094	1,033
Venezuela (Republic of) Global 8.50% 2014	$55	53
Venezuela (Republic of) Global 9.25% 2027	170	170
		113,108

MATERIALS — 0.12%
C10 Capital (SPV) Ltd. 6.722% (undated)[3,7]	1,150	1,062
Vale Overseas Ltd. 6.25% 2017	800	806
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	225	239
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	395	425
		2,532

ENERGY — 0.12%
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,906
Gaz Capital SA 6.51% 2022[3]	600	572
		2,478

UTILITIES — 0.10%
AES Panamá, SA 6.35% 2016[3]	1,100	1,087
Enersis SA 7.375% 2014	650	697
AES Gener SA 7.50% 2014	400	423
		2,207

FINANCIALS — 0.04%
Kazkommerts International BV 8.00% 2015	1,000	835

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[3]	850	807

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	400	421

Total bonds, notes & other debt instruments (cost: $112,103,000)		122,388

Short-term securities — 12.88%

Toronto-Dominion Holdings USA Inc. 5.055% due 1/16/2008[3]	26,600	26,540
American Honda Finance Corp. 4.49%–4.51% due 1/11–1/25/2008	26,300	26,228
GlaxoSmithKline Finance PLC 4.55% due 1/18/2008[3]	22,600	22,548
Fannie Mae 4.25%–4.29% due 2/8–2/22/2008	21,900	21,777
Royal Bank of Scotland PLC 5.06% due 2/4/2008	19,800	19,702
Federal Home Loan Bank 4.26%–4.30% due 1/11–2/6/2008	19,300	19,227
National Australia Bank Ltd. 5.01% due 1/14/2008[3]	18,700	18,664
Export Development Canada 4.30% due 2/8/2008	18,700	18,596
Eksportfinans ASA 4.59% due 2/11/2008[3]	16,100	16,006
Dexia Delaware LLC 4.95% due 2/8/2008	14,600	14,522
General Electric Capital Corp. 4.15% due 1/2/2008	14,500	14,497
BNP Paribas Finance Inc. 5.138% due 1/7/2008	13,700	13,686
Electricité de France 4.82% due 1/8/2008	11,300	11,288
Lloyds Bank PLC 4.67% due 1/16/2008	10,000	9,979
BASF AG 4.35% due 2/12/2008[3]	8,200	8,157
BP Capital Markets PLC 4.20% due 2/14/2008[3,9]	8,000	7,958
HBOS Treasury Services PLC 4.72% due 1/22/2008	5,800	5,782

Total short-term securities (cost: $275,183,000)		275,157

Total investment securities (cost: $1,526,476,000)		2,134,771
Other assets less liabilities		1,200

Net assets		$2,135,971

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,209,833,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $149,889,000, which represented 7.02% of the net assets of the fund.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 3/8/2007 at a cost of $6,250,000) may be subject to legal or contractual restrictions on resale.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Blue Chip Income and Growth Fund
Investment portfolio

December 31, 2007

Common stocks — 92.51%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.54%
Microsoft Corp.	5,250,000	$186,900
Hewlett-Packard Co.	3,175,000	160,274
International Business Machines Corp.	1,000,000	108,100
Nokia Corp. (ADR)	2,675,000	102,693
Oracle Corp.[1]	4,200,000	94,836
Intel Corp.	1,800,000	47,988
Cisco Systems, Inc.[1]	1,650,000	44,665
Texas Instruments Inc.	882,116	29,463
Linear Technology Corp.	550,000	17,506
Yahoo! Inc.[1]	600,000	13,956
Automatic Data Processing, Inc.	250,000	11,133
Applied Materials, Inc.	600,000	10,656
Maxim Integrated Products, Inc.	400,000	10,592
QUALCOMM Inc.	200,000	7,870
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	770,000	7,669
Tyco Electronics Ltd.	175,000	6,498
Analog Devices, Inc.	70,000	2,219
		863,018

FINANCIALS — 15.85%
Bank of America Corp.	3,334,200	137,569
Citigroup Inc.	4,610,000	135,718
Fannie Mae	2,500,800	99,982
American International Group, Inc.	1,540,000	89,782
JPMorgan Chase & Co.	1,800,000	78,570
Capital One Financial Corp.	875,000	41,353
Freddie Mac	1,169,100	39,831
Bank of New York Mellon Corp.	415,096	20,240
HSBC Holdings PLC (ADR)	225,000	18,835
Wachovia Corp.	400,000	15,212
Banco Santander, SA (ADR)	600,000	12,924
Washington Mutual, Inc.	750,000	10,208
		700,224

HEALTH CARE — 15.31%
Aetna Inc.	2,500,000	144,325
UnitedHealth Group Inc.	1,900,000	110,580
Eli Lilly and Co.	1,125,000	60,064
Merck & Co., Inc.	1,000,000	58,110
Abbott Laboratories	1,000,000	56,150
Amgen Inc.[1]	1,075,000	49,923
Cardinal Health, Inc.	810,000	46,777
Pfizer Inc	1,900,000	43,187
AstraZeneca PLC (ADR)	975,000	41,749
Bristol-Myers Squibb Co.	1,125,000	29,835
Medtronic, Inc.	550,000	27,649
Covidien Ltd.	175,000	7,751
		676,100

INDUSTRIALS — 10.72%
General Electric Co.	5,500,000	203,885
United Technologies Corp.	760,000	58,170
United Parcel Service, Inc., Class B	750,000	53,040
Illinois Tool Works Inc.	650,000	34,801
Norfolk Southern Corp.	592,800	29,901
Emerson Electric Co.	500,000	28,330
Avery Dennison Corp.	350,000	18,599
Waste Management, Inc.	500,000	16,335
Southwest Airlines Co.	1,000,000	12,200
Pitney Bowes Inc.	300,000	11,412
Tyco International Ltd.	175,000	6,939
		473,612

CONSUMER STAPLES — 9.75%
Wal-Mart Stores, Inc.	3,600,000	171,108
Walgreen Co.	2,055,000	78,254
PepsiCo, Inc.	650,000	49,335
Kimberly-Clark Corp.	555,000	38,484
Kellogg Co.	592,000	31,039
ConAgra Foods, Inc.	1,200,000	28,548
Avon Products, Inc.	400,000	15,812
General Mills, Inc.	250,000	14,250
H.J. Heinz Co.	80,000	3,734
		430,564

CONSUMER DISCRETIONARY — 8.55%
Lowe’s Companies, Inc.	6,740,000	152,459
Target Corp.	1,100,000	55,000
Harley-Davidson, Inc.	860,000	40,171
Leggett & Platt, Inc.	2,000,000	34,880
Carnival Corp., units	650,000	28,918
Mattel, Inc.	1,150,000	21,896
Royal Caribbean Cruises Ltd.	500,000	21,220
Time Warner Inc.	900,000	14,859
Home Depot, Inc.	300,000	8,082
		377,485

ENERGY — 5.70%
Schlumberger Ltd.	1,140,000	112,142
Royal Dutch Shell PLC, Class A (ADR)	500,000	42,100
ConocoPhillips	300,000	26,490
Marathon Oil Corp.	332,700	20,248
Exxon Mobil Corp.	200,000	18,738
EOG Resources, Inc.	200,000	17,850
Devon Energy Corp.	120,000	10,669
Spectra Energy Corp	130,000	3,357
		251,594

TELECOMMUNICATION SERVICES — 3.47%
AT&T Inc.	2,581,250	107,277
Embarq Corp.	390,000	19,317
Sprint Nextel Corp., Series 1	1,350,000	17,725
Verizon Communications Inc.	200,000	8,738
		153,057

MATERIALS — 0.99%
Air Products and Chemicals, Inc.	200,000	19,726
E.I. du Pont de Nemours and Co.	350,000	15,432
Newmont Mining Corp.	180,000	8,789
		43,947

UTILITIES — 0.90%
FPL Group, Inc.	400,000	27,112
Xcel Energy Inc.	250,000	5,642
Duke Energy Corp.	260,000	5,244
FirstEnergy Corp.	25,901	1,874
		39,872

MISCELLANEOUS — 1.73%
Other common stocks in initial period of acquisition		76,565

Total common stocks (cost: $3,600,908,000)		4,086,038

Convertible securities — 0.12%

MISCELLANEOUS — 0.12%
Other convertible securities in initial period of acquisition		5,520

Total convertible securities (cost: $5,843,000)		5,520

	Principal amount
Short-term securities — 7.30%	(000)

Procter & Gamble International Funding S.C.A. 4.22%–4.76% due 1/14–1/25/2008[2]	$51,000	50,881
Federal Home Loan Bank 3.15%–4.29% due 1/2–2/15/2008	46,700	46,584
Coca-Cola Co. 4.18%–4.52% due 1/8–3/7/2008[2]	29,500	29,320
NetJets Inc. 4.22%–4.47% due 1/9–1/11/2008[2]	26,900	26,869
Becton, Dickinson and Co. 4.48%–4.52% due 1/10–1/24/2008	22,500	22,445
Variable Funding Capital Corp. 4.65% due 1/8/2008[2]	20,000	19,977
Freddie Mac 4.25% due 1/22/2008	18,500	18,452
Medtronic Inc. 4.22% due 1/11/2008[2]	14,100	14,082
Brown-Forman Corp. 4.27% due 1/11/2008[2]	13,175	13,158
Paccar Financial Corp. 4.48%–4.49% due 2/7–2/15/2008	10,100	10,042
Wells Fargo & Co. 4.30% due 1/18/2008	10,000	9,979
Eaton Corp. 4.25% due 2/25/2008[2]	9,000	8,933
Johnson & Johnson 4.20% due 1/10/2008[2]	8,400	8,390
Fannie Mae 4.22% due 1/23/2008	8,100	8,078
United Parcel Service Inc. 4.15% due 3/11/2008[2]	7,500	7,431
Private Export Funding Corp. 4.21% due 3/25/2008[2]	7,000	6,922
Tennessee Valley Authority 4.22% due 1/3/2008	5,700	5,698
Kimberly-Clark Worldwide Inc. 4.48% due 1/10/2008[2]	5,700	5,693
International Lease Finance Corp. 4.69% due 1/3/2008	5,100	5,098
John Deere Capital Corp. 4.50% due 1/22/2008[2]	4,300	4,287

Total short-term securities (cost: $322,362,000)		322,319

Total investment securities (cost: $3,929,113,000)		4,413,877
Other assets less liabilities		3,030

Net assets		$4,416,907

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $195,943,000, which represented 4.44% of the net assets of the fund.

ADR = American Depositary Receipts

Global Growth and Income Fund
Investment portfolio

December 31, 2007

Common stocks — 77.05%	Shares	Market value (000)

FINANCIALS — 15.89%
Citigroup Inc.	1,050,000	$30,912
Mitsubishi UFJ Financial Group, Inc.[1]	3,000,000	27,927
Sumitomo Mitsui Financial Group, Inc.[1]	3,750	27,908
AEON Credit Service (Asia) Co. Ltd.[1]	1,400,000	20,700
Berkshire Hathaway Inc., Class B2	3,720	17,618
Korea Exchange Bank[1]	1,025,000	15,843
Industrial and Commercial Bank of China Ltd., Class H1	18,910,000	13,441
Urban Corp.[1]	1,000,000	13,305
National Bank of Greece SA1	185,000	12,725
Banco Santander, SA1	570,000	12,296
Mizuho Financial Group, Inc.[1]	2,500	11,862
Grupo Financiero Banorte, SAB de CV, Series O	2,665,000	11,012
BOC Hong Kong (Holdings) Ltd.[1]	3,510,000	9,700
Macquarie International Infrastructure Fund Ltd.[1]	14,000,000	9,567
Wachovia Corp.	250,000	9,508
Cathay Financial Holding Co., Ltd.[1]	4,236,624	8,767
AXA SA1	213,222	8,477
Fairfax Financial Holdings Ltd.	27,000	7,807
Saizen Real Estate Investment Trust[1,2]	12,274,000	7,593
Fubon Financial Holding Co., Ltd.[1]	8,000,000	7,059
Westfield Group[1]	370,000	6,771
Allco Commercial REIT[1]	10,937,800	6,770
AEON Mall Co., Ltd.[1]	250,000	6,563
ING Groep NV, depository receipts[1]	160,000	6,236
FirstRand Ltd.[1]	1,650,000	4,805
Countrywide Financial Corp.	530,000	4,738
Onex Corp.	89,000	3,137
iStar Financial, Inc.	110,000	2,866
Fannie Mae	50,000	1,999
Cambridge Industrial Trust[1]	3,998,000	1,961
		329,873

MATERIALS — 13.81%
Yamana Gold Inc.	4,000,000	51,944
Newmont Mining Corp.	800,000	39,064
MeadWestvaco Corp.	1,150,000	35,995
Barrick Gold Corp.	650,000	27,333
Freeport-McMoRan Copper & Gold Inc.	250,000	25,610
Newcrest Mining Ltd.[1]	675,000	19,431
Evraz Group SA (GDR)[1]	220,000	17,040
Bayer AG, non-registered shares[1]	166,000	15,113
Impala Platinum Holdings Ltd.[1]	410,000	14,153
Anglo American PLC[1]	220,575	13,369
Sterlite Industries (India) Ltd.[1,2]	400,000	10,444
Gold Fields Ltd.[1]	500,000	7,176
Nitto Denko Corp.[1]	100,000	5,281
UPM-Kymmene Oyj[1]	218,200	4,365
Mondi PLC[1]	33,125	277
Mondi Ltd.[1]	13,250	125
		286,720

INFORMATION TECHNOLOGY — 12.86%
Microsoft Corp.	2,560,000	91,136
International Business Machines Corp.	425,000	45,943
Google Inc., Class A2	24,300	16,803
Yahoo! Inc.[2]	667,000	15,514
STMicroelectronics NV1	1,000,000	14,215
EMC Corp.[2]	747,000	13,842
Nokia Corp.[1]	353,400	13,587
Trend Micro Inc.[1]	329,000	11,795
Lite-On Technology Corp.[1]	6,000,749	10,401
High Tech Computer Corp.[1]	552,500	10,111
Cisco Systems, Inc.[2]	201,180	5,446
Hynix Semiconductor Inc.[1,2]	180,000	4,931
Tyco Electronics Ltd.	100,000	3,713
Hon Hai Precision Industry Co., Ltd.[1]	491,280	3,036
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	270,103	2,690
Advanced Micro Devices, Inc.[2]	350,000	2,625
Quanta Computer Inc.[1]	902,996	1,277
		267,065

CONSUMER DISCRETIONARY — 7.93%
Saks Inc.[2]	1,200,000	24,912
Macquarie Communications Infrastructure Group[1,3]	2,000,000	9,489
Macquarie Communications Infrastructure Group[1]	1,554,291	7,375
McDonald’s Corp.	200,000	11,782
Toyota Motor Corp.[1]	192,000	10,336
Fiat Group Automobiles SpA[1]	375,000	9,621
Lowe’s Companies, Inc.	400,000	9,048
News Corp., Class A	425,000	8,708
Honda Motor Co., Ltd.[1]	231,000	7,638
NOK Corp.[1]	358,300	7,554
SEGA SAMMY HOLDINGS INC.[1]	600,000	7,492
Carphone Warehouse Group PLC[1]	1,060,000	7,206
Yue Yuen Industrial (Holdings) Ltd.[1]	2,000,000	7,154
Kohl’s Corp.[2]	150,000	6,870
Ford Motor Co.[2]	880,000	5,922
Virgin Media Inc.[2]	300,000	5,142
General Motors Corp.	205,000	5,102
Target Corp.	76,500	3,825
Haseko Corp.[1,2]	1,605,000	2,757
Time Warner Inc.	150,000	2,477
Industria de Diseno Textil, SA1	35,150	2,134
Pioneer Corp.[1]	133,000	1,198
Yamaha Corp.[1]	40,000	913
		164,655

INDUSTRIALS — 7.90%
Schneider Electric SA1	168,000	22,431
General Electric Co.	600,000	22,242
European Aeronautic Defence and Space Co. EADS NV1	700,000	22,189
ALSTOM SA1	100,000	21,219
Nippon Express Co., Ltd.[1]	3,000,000	15,342
Ryanair Holdings PLC (ADR)[2]	313,000	12,345
Enka Insaat ve Sanayi AS1	619,301	10,866
Siemens AG1	63,500	9,954
Outotec Oyj[1]	165,000	8,925
Rickmers Maritime[1]	8,750,000	6,974
Toll Holdings Ltd.[1]	600,000	6,002
Tyco International Ltd.	100,000	3,965
Asciano Ltd., units[1]	270,904	1,656
		164,110

TELECOMMUNICATION SERVICES — 6.52%
Vodafone Group PLC[1]	11,632,000	43,207
Vodafone Group PLC (ADR)	100,000	3,732
Koninklijke KPN NV1	1,000,000	18,059
Verizon Communications Inc.	400,000	17,476
Telekomunikacja Polska SA1	1,750,000	15,910
Hutchison Telecommunications International Ltd.[1]	9,000,000	13,533
Chunghwa Telecom Co., Ltd. (ADR)[4]	625,000	13,194
AT&T Inc.	150,000	6,234
France Télécom SA1	110,700	3,967
		135,312

CONSUMER STAPLES — 3.81%
Koninklijke Ahold NV1,2	1,380,000	19,134
Shoppers Drug Mart Corp.	306,500	16,446
Diageo PLC[1]	450,000	9,600
Tesco PLC[1]	805,000	7,576
Seven & I Holdings Co., Ltd.[1]	250,000	7,271
C&C Group PLC[1]	1,000,000	5,967
Altria Group, Inc.	50,000	3,779
AEON CO., LTD.[1]	230,000	3,358
Coca-Cola Co.	50,000	3,068
SABMiller PLC[1]	100,000	2,804
Scottish & Newcastle PLC[1]	4,900	72
		79,075

ENERGY — 3.65%
Oil and Gas Development Co. Ltd.[1]	11,576,000	22,439
OAO Gazprom (ADR)[1]	350,000	19,709
Saipem SpA, Class S1	392,000	15,562
Chevron Corp.	75,000	7,000
OAO TMK (GDR)[1]	86,500	3,886
OAO TMK (GDR)[1,5]	54,359	2,442
Royal Dutch Shell PLC, Class A (ADR)	55,000	4,631
		75,669

HEALTH CARE — 2.79%
Roche Holding AG1	75,850	13,049
Merck & Co., Inc.	210,000	12,203
Elan Corp., PLC (ADR)[2]	540,000	11,869
UnitedHealth Group Inc.	200,000	11,640
Novo Nordisk A/S, Class B1	140,000	9,130
		57,891

UTILITIES — 1.89%
SUEZ SA1	200,000	13,537
E.ON AG1	57,000	12,085
AES Corp.[2]	535,700	11,458
Hongkong Electric Holdings Ltd.[1]	200,000	1,146
CLP Holdings Ltd.[1]	150,000	1,020
		39,246

Total common stocks (cost: $1,505,280,000)		1,599,616

	Principal amount	Market value
Convertible securities — 0.23%	(000)	(000)

FINANCIALS — 0.23%
Countrywide Financial Corp., Series A, 1.74% convertible debentures 2037[5,6]	$6,000,000	$4,709

Total convertible securities (cost: $5,311,000)		4,709

Bonds, notes & other debt instruments — 0.71%

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.59%
Brazil (Federal Republic of) 10.00% 2014[1]	BRL 9,200	4,545
Brazil (Federal Republic of) 10.00% 2017[1]	16,500	7,818
		12,363

CONSUMER STAPLES — 0.12%
Spectrum Brands, Inc., Term Loan B, 8.896% 2013[6,7]	$2,411	2,344
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 5.086% 2013[6,7]	125	122
		2,466

Total bonds, notes & other debt instruments (cost: $15,786,000)		14,829

Short-term securities — 21.97%

Federal Home Loan Bank 4.20%–4.34% due 1/25–2/13/2008	39,800	39,619
Lloyds Bank PLC 4.67% due 1/16/2008	32,800	32,730
Fannie Mae 4.25%–4.29% due 2/8–2/22/2008	28,600	28,445
Dexia Delaware LLC 4.95% due 2/8/2008	25,100	24,965
American Honda Finance Corp. 4.48% due 2/4/2008	23,200	23,083
Freddie Mac 4.22%–4.25% due 1/24–1/30/2008	23,000	22,927
Eksportfinans ASA 4.59% due 2/11/2008[5]	22,500	22,368
National Australia Funding (Delaware) Inc. 4.56% due 1/18/2008[5]	20,700	20,653
Swedish Export Credit Corp. 4.77% due 1/17/2008	20,000	19,954
Royal Bank of Scotland PLC 4.70% due 2/20/2008	20,000	19,861
Calyon North America Inc. 5.09% due 1/8/2008	19,500	19,478
Unilever Capital Corp. 4.23% due 1/11/2008[5]	19,100	19,075
GlaxoSmithKline Finance PLC 4.62%–4.65% due 2/1/2008[5]	19,000	18,922
Toronto-Dominion Holdings USA Inc. 4.62% due 1/3/2008[5]	17,700	17,693
Westpac Banking Corp. 4.68% due 1/25/2008[5]	16,900	16,842
Jupiter Securitization Co., LLC 6.00% due 1/10/2008[5]	16,000	15,973
International Bank for Reconstruction and Development 4.30% due 1/28/2008	15,300	15,249
General Electric Capital Corp. 4.15% due 1/2/2008	15,100	15,097
BNP Paribas Finance Inc. 5.138% due 1/7/2008	14,500	14,486
ING (U.S.) Funding LLC 5.15% due 1/9/2008	14,000	13,982
Barclays U.S. Funding Corp. 5.20% due 2/7/2008	13,300	13,227
Canadian Imperial Holdings Inc. 4.665% due 1/3/2008	10,000	9,996
BASF AG 4.35% due 2/12/2008[5]	7,800	7,759
Toyota Motor Credit Corp. 4.49% due 3/19/2008	3,785	3,746

Total short-term securities (cost: $456,169,000)		456,130

Total investment securities (cost: $1,982,546,000)		2,075,284
Other assets less liabilities		829

Net assets		$2,076,113

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $899,654,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/23/2007 at a cost of $10,154,000) may be subject to legal or contractual restrictions on resale.

[4]	This security has been authorized but has not yet been issued.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $146,436,000, which represented 7.05% of the net assets of the fund.

[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Growth-Income Fund
Investment portfolio

December 31, 2007

Common stocks — 89.74%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 21.37%
Oracle Corp.[1]	38,805,000	$876,217
Microsoft Corp.	18,705,000	665,898
Cisco Systems, Inc.[1]	16,840,000	455,859
Intel Corp.	16,175,000	431,226
International Business Machines Corp.	3,725,000	402,672
Nokia Corp.[2]	8,330,000	320,270
Nokia Corp. (ADR)	930,000	35,703
Hewlett-Packard Co.	7,050,000	355,884
Google Inc., Class A1	476,800	329,698
Yahoo! Inc.[1]	12,860,000	299,124
Flextronics International Ltd.[1]	22,585,336	272,379
Texas Instruments Inc.	4,600,000	153,640
Samsung Electronics Co., Ltd.[2]	245,000	144,040
Motorola, Inc.	8,612,500	138,144
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	71,082,875	135,251
Linear Technology Corp.	3,500,000	111,405
Seagate Technology	3,900,000	99,450
Maxim Integrated Products, Inc.	3,389,000	89,741
Xilinx, Inc.	4,000,000	87,480
MEMC Electronic Materials, Inc.[1]	986,800	87,322
HOYA Corp.[2]	2,550,000	81,394
Symantec Corp.[1]	4,600,000	74,244
Micron Technology, Inc.[1]	9,600,000	69,600
Automatic Data Processing, Inc.	1,455,000	64,791
EMC Corp.[1]	3,469,600	64,292
Lexmark International, Inc., Class A1	1,800,000	62,748
Dell Inc.[1]	2,400,000	58,824
Analog Devices, Inc.	1,750,000	55,475
KLA-Tencor Corp.	1,000,000	48,160
Telefonaktiebolaget LM Ericsson, Class B2	20,000,000	46,766
Applied Materials, Inc.	2,000,000	35,520
SAP AG2	500,000	25,795
Microchip Technology Inc.	820,000	25,764
Tyco Electronics Ltd.	578,750	21,489
Advanced Micro Devices, Inc.[1]	2,000,000	15,000
Western Union Co.	400,000	9,712
Sanmina-SCI Corp.[1]	2,250,000	4,095
		6,255,072

FINANCIALS — 12.41%
American International Group, Inc.	9,800,000	571,340
Bank of America Corp.	12,075,000	498,214
Fannie Mae	10,588,500	423,328
Citigroup Inc.	14,365,000	422,905
JPMorgan Chase & Co.	4,147,900	181,056
HSBC Holdings PLC (ADR)	1,086,050	90,913
HSBC Holdings PLC (Hong Kong)[2]	5,350,000	89,455
Bank of New York Mellon Corp.	3,372,655	164,451
SLM Corp.	8,087,500	162,882
Capital One Financial Corp.	3,350,000	158,321
State Street Corp.	1,600,000	129,920
Freddie Mac	3,666,450	124,916
Genworth Financial, Inc., Class A	4,800,000	122,160
Banco Santander, SA2	3,750,000	80,897
Marsh & McLennan Companies, Inc.	2,955,000	78,219
Countrywide Financial Corp.	8,500,000	75,990
XL Capital Ltd., Class A	1,380,000	69,428
Wachovia Corp.	1,330,419	50,596
Washington Mutual, Inc.	2,440,550	33,216
Allstate Corp.	635,000	33,166
Wells Fargo & Co.	920,000	27,775
MGIC Investment Corp.	1,055,000	23,664
Credit Suisse Group[2]	295,454	17,742
		3,630,554

HEALTH CARE — 12.37%
Aetna Inc.	5,700,000	329,061
Abbott Laboratories	5,140,000	288,611
Roche Holding AG2	1,647,460	283,414
Cardinal Health, Inc.	4,450,000	256,988
Bristol-Myers Squibb Co.	9,260,000	245,575
Amgen Inc.[1]	4,662,200	216,513
Merck & Co., Inc.	3,500,000	203,385
Medtronic, Inc.	4,000,000	201,080
UnitedHealth Group Inc.	3,000,000	174,600
CIGNA Corp.	3,000,000	161,190
Schering-Plough Corp.	5,294,800	141,053
Novo Nordisk A/S, Class B2	2,000,000	130,430
Medco Health Solutions, Inc.[1]	1,268,341	128,610
Pfizer Inc	5,260,000	119,560
St. Jude Medical, Inc.[1]	2,860,000	116,230
Biogen Idec Inc.[1]	1,800,000	102,456
Eli Lilly and Co.	1,850,000	98,771
Genentech, Inc.[1]	1,410,000	94,569
WellPoint, Inc.[1]	1,000,000	87,730
Covidien Ltd.	1,786,325	79,116
Millennium Pharmaceuticals, Inc.[1]	5,000,000	74,900
AstraZeneca PLC (ADR)	678,400	29,049
AstraZeneca PLC (Sweden)[2]	242,000	10,328
Boston Scientific Corp.[1]	2,768,324	32,196
Johnson & Johnson	200,000	13,340
		3,618,755

CONSUMER DISCRETIONARY — 8.97%
Lowe’s Companies, Inc.	17,210,000	389,290
Time Warner Inc.	17,550,000	289,751
Target Corp.	5,760,700	288,035
Best Buy Co., Inc.	4,009,700	211,111
News Corp., Class A	9,515,200	194,966
Carnival Corp., units	3,906,300	173,791
Magna International Inc., Class A	1,878,400	151,080
Carnival PLC[2]	2,750,000	120,314
Royal Caribbean Cruises Ltd.	2,470,000	104,827
Vivendi SA2	2,300,000	104,651
Walt Disney Co.	3,000,000	96,840
D.R. Horton, Inc.	6,950,000	91,532
Harley-Davidson, Inc.	1,950,000	91,084
XM Satellite Radio Holdings Inc., Class A1	5,100,000	62,424
VF Corp.	800,000	54,928
Gentex Corp.	3,000,000	53,310
Mattel, Inc.	1,400,000	26,656
Ross Stores, Inc.	1,000,000	25,570
Expedia, Inc.[1]	786,100	24,856
SEGA SAMMY HOLDINGS INC.[2]	1,880,000	23,473
Kohl’s Corp.[1]	428,800	19,639
Home Depot, Inc.	600,000	16,164
Toyota Motor Corp.[2]	200,000	10,766
		2,625,058

INDUSTRIALS — 8.86%
General Electric Co.	16,050,000	594,973
United Technologies Corp.	4,075,000	311,900
United Parcel Service, Inc., Class B	3,800,000	268,736
Avery Dennison Corp.	3,635,000	193,164
General Dynamics Corp.	2,100,000	186,879
Norfolk Southern Corp.	3,326,500	167,789
3M Co.	1,700,000	143,344
Southwest Airlines Co.	10,945,000	133,529
FANUC LTD[2]	1,000,000	97,570
Tyco International Ltd.	2,236,325	88,670
Emerson Electric Co.	1,400,000	79,324
Waste Management, Inc.	2,150,000	70,241
Ingersoll-Rand Co. Ltd., Class A	1,426,200	66,275
Lockheed Martin Corp.	600,000	63,156
Pitney Bowes Inc.	1,552,200	59,046
Illinois Tool Works Inc.	780,800	41,804
Allied Waste Industries, Inc.[1]	2,536,800	27,956
		2,594,356

ENERGY — 8.59%
Schlumberger Ltd.	5,525,000	543,494
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	168,400
Royal Dutch Shell PLC, Class B (ADR)	1,445,391	119,967
Royal Dutch Shell PLC, Class B2	139,816	5,828
Marathon Oil Corp.	4,125,000	251,048
Chevron Corp.	2,563,200	239,223
Halliburton Co.	6,030,000	228,597
Baker Hughes Inc.	2,565,000	208,022
ConocoPhillips	2,225,000	196,468
Murphy Oil Corp.	1,500,000	127,260
Devon Energy Corp.	1,340,000	119,139
Exxon Mobil Corp.	1,150,000	107,744
BP PLC[2]	7,500,000	91,413
EOG Resources, Inc.	700,000	62,475
Smith International, Inc.	500,000	36,925
Spectra Energy Corp	332,500	8,585
		2,514,588

CONSUMER STAPLES — 6.62%
PepsiCo, Inc.	4,850,000	368,115
Molson Coors Brewing Co., Class B	4,430,000	228,677
Altria Group, Inc.	2,725,000	205,956
Avon Products, Inc.	4,802,400	189,839
Wal-Mart Stores, Inc.	3,820,000	181,565
Walgreen Co.	3,318,800	126,380
L’Oréal SA2	780,000	111,181
Wm. Wrigley Jr. Co.	1,800,000	105,390
Nestlé SA2	230,000	105,254
Kraft Foods Inc., Class A	3,025,000	98,706
Sara Lee Corp.	5,000,000	80,300
Kellogg Co.	1,378,300	72,264
ConAgra Foods, Inc.	1,800,000	42,822
Kimberly-Clark Corp.	280,000	19,415
		1,935,864

MATERIALS — 3.57%
Air Products and Chemicals, Inc.	2,660,000	262,356
USX Corp.	1,225,000	148,115
Dow Chemical Co.	1,900,000	74,898
Mosaic Co.[1]	757,531	71,465
Monsanto Co.	633,000	70,700
Barrick Gold Corp.	1,590,000	66,859
International Paper Co.	1,950,000	63,141
E.I. du Pont de Nemours and Co.	1,300,000	57,317
Weyerhaeuser Co.	750,000	55,305
Newmont Mining Corp.	1,125,000	54,934
Syngenta AG2	175,000	44,345
JSC Uralkali (GDR)[1,2]	721,606	26,578
JSC Uralkali (GDR)[1,2,3]	250,003	9,208
Sealed Air Corp.	1,420,000	32,859
MeadWestvaco Corp.	258,200	8,082
		1,046,162

TELECOMMUNICATION SERVICES — 2.97%
Telephone and Data Systems, Inc.	2,850,700	178,454
Telephone and Data Systems, Inc., Special Common Shares	2,300,900	132,532
Sprint Nextel Corp., Series 1	15,800,000	207,454
Qwest Communications International Inc.[1]	25,710,200	180,228
AT&T Inc.	2,450,000	101,822
Verizon Communications Inc.	1,500,000	65,535
Embarq Corp.	57,500	2,848
		868,873

UTILITIES — 1.57%
Exelon Corp.	1,935,000	157,973
Dominion Resources, Inc.	2,500,000	118,625
Public Service Enterprise Group Inc.	800,000	78,592
FirstEnergy Corp.	650,000	47,021
FPL Group, Inc.	600,000	40,668
Duke Energy Corp.	665,000	13,413
American Electric Power Co., Inc.	67,900	3,162
		459,454

MISCELLANEOUS — 2.44%
Other common stocks in initial period of acquisition		713,815

Total common stocks (cost: $21,599,712,000)		26,262,551

	Shares or	Market value
Convertible securities — 0.18%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.09%
Ford Motor Co. 4.25% convertible notes 2036	$25,000,000	$24,969

MISCELLANEOUS — 0.09%
Other convertible securities in initial period of acquisition		27,672

Total convertible securities (cost: $57,872,000)		52,641

	Principal amount
Bonds, notes & other debt instruments — 0.04%	(000)

CONSUMER DISCRETIONARY — 0.04%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$13,300	12,934

Total bonds, notes & other debt instruments (cost: $12,602,000)		12,934

Short-term securities — 9.85%

Federal Home Loan Bank 4.15%–4.63% due 1/4–6/20/2008	361,157	359,386
Fannie Mae 4.13%–4.29% due 1/18–4/1/2008	220,850	219,289
United Parcel Service Inc. 4.15%–4.50% due 2/1–3/31/2008[3]	205,900	204,149
Coca-Cola Co. 4.18%–4.52% due 1/8–3/7/2008[3]	191,700	190,567
Freddie Mac 4.14%–4.25% due 1/30–5/5/2008	179,400	177,457
IBM International Group Capital LLC 4.35%–4.52% due 1/10–2/26/2008[3]	97,000	96,656
IBM Capital Inc. 4.20% due 3/10/2008[3]	52,700	52,222
IBM Corp. 4.21% due 1/15/2008[3]	20,000	19,965
Procter & Gamble International Funding S.C.A. 4.22%–4.76% due 1/9–2/20/2008[3]	137,100	136,588
Procter & Gamble Co. 4.47% due 2/8/2008[3]	25,000	24,861
Bank of America Corp. 4.695%–5.00% due 1/16–2/26/2008	147,600	146,786
U.S. Treasury Bills 3.00%–4.021% due 1/3–6/19/2008	133,800	132,846
Jupiter Securitization Co., LLC 4.77%–6.00% due 1/4–1/10/2008[3]	65,000	64,936
JPMorgan Chase & Co. 4.95% due 3/24/2008	50,000	49,447
Hewlett-Packard Co. 4.25%–4.55% due 1/8–1/16/2008[3]	109,600	109,470
Edison Asset Securitization LLC 4.61%–4.91% due 1/23–1/24/2008[3]	96,200	95,866
Wal-Mart Stores Inc. 4.68%–4.72% due 1/8–1/29/2008[3]	70,000	69,797
International Lease Finance Corp. 4.69%–4.85% due 1/3–2/4/2008	67,100	66,955
Variable Funding Capital Corp. 4.65%–5.08% due 1/8–1/9/2008[3]	65,000	64,921
CAFCO, LLC 4.71%–5.30% due 1/7–1/9/2008[3]	60,900	60,831
Medtronic Inc. 4.25%–4.58% due 1/18–1/29/2008[3]	55,600	55,421
NetJets Inc. 4.19%–4.47% due 1/11–2/25/2008[3]	52,800	52,546
FCAR Owner Trust I 5.55% due 1/28/2008	50,000	49,784
Private Export Funding Corp. 4.42%–4.75% due 1/8–1/25/2008[3]	46,600	46,493
Paccar Financial Corp. 4.73% due 1/10/2008	42,500	42,444
Honeywell International Inc. 4.45% due 1/24–1/29/2008[3]	41,800	41,646
Walgreen & Co. 4.46% due 1/15/2008	40,000	39,926
Federal Farm Credit Banks 4.15%–4.21% due 1/2–1/8/2008	39,400	39,377
Harley-Davidson Funding Corp. 4.50%–4.68% due 1/8–2/27/2008[3]	38,830	38,657
Prudential Funding, LLC 4.30% due 2/5/2008	28,025	27,904
Harvard University 4.40% due 2/13/2008	20,000	19,873
Anheuser-Busch Cos. Inc. 4.18% due 2/20/2008[3]	20,000	19,861
Becton, Dickinson and Co. 4.48% due 1/10/2008	17,500	17,478
E.I. duPont de Nemours and Co. 4.19% due 1/31/2008[3]	15,600	15,544
Estée Lauder Companies Inc. 4.51% due 1/18/2008[3]	15,000	14,966
Yale University 4.60% due 1/8/2008	11,000	10,989
Johnson & Johnson 4.20% due 1/10/2008[3]	5,200	5,194

Total short-term securities (cost: $2,881,366,000)		2,881,098

Total investment securities (cost: $24,551,552,000)		29,209,224
Other assets less liabilities		56,591

Net assets		$29,265,815

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,237,377,000.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,490,365,000, which represented 5.09% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Asset Allocation Fund
Summary investment portfolio, December 31, 2007

Largest individual equity securities	Percent of net assets

Suncor Energy	2.30%
Fannie Mae	2.20
Schlumberger	2.18
Altria Group	1.87
BHP Billiton	1.74
Boeing	1.64
Chevron	1.59
Sprint Nextel	1.57
Nokia	1.39
Deere	1.28

	Shares	Market	Percent
		value	of net
Common stocks - 63.68%		(000)	assets

Energy - 10.85%
Suncor Energy Inc.	1,969,798	$214,146	2.30%
Schlumberger Ltd.	2,059,800	202,623	2.18
Chevron Corp.	1,584,328	147,865	1.59
Petro-Canada	2,150,000	115,341	1.24
Marathon Oil Corp.	1,200,000	73,032.79
Rosetta Resources Inc. (1) (2) (3)	2,970,000	58,895.63
Other securities		197,718	2.12
		1,009,620	10.85

Information technology - 8.38%
Nokia Corp. (ADR)	3,360,000	128,990	1.39
Microsoft Corp.	3,050,000	108,580	1.17
International Business Machines Corp.	800,000	86,480.93
Cisco Systems, Inc. (1)	3,000,000	81,210.87
Hewlett-Packard Co.	1,500,000	75,720.81
Oracle Corp. (1)	3,000,000	67,740.73
Intel Corp.	2,500,000	66,650.71
Other securities		164,858	1.77
		780,228	8.38

Health care - 8.22%
Medtronic, Inc.	2,250,000	113,107	1.21
Wyeth	2,100,000	92,799	1.00
Johnson & Johnson	1,300,000	86,710.93
United Therapeutics Corp. (1)	750,000	73,238.79
Abbott Laboratories	1,300,000	72,995.78
Endo Pharmaceuticals Holdings Inc. (1)	2,500,000	66,675.72
Eli Lilly and Co.	1,200,000	64,068.69
Other securities		195,740	2.10
		765,332	8.22

Financials - 7.30%
Fannie Mae	5,120,000	204,698	2.20
JPMorgan Chase & Co.	1,500,000	65,475.70
Bank of New York Mellon Corp.	1,200,000	58,512.63
Freddie Mac	1,450,000	49,402.53
Other securities		301,298	3.24
		679,385	7.30

Industrials - 6.16%
Boeing Co.	1,750,000	153,055	1.64
Deere & Co.	1,280,000	119,194	1.28
General Electric Co.	2,250,000	83,408.90
Raytheon Co.	1,040,000	63,128.68
Mitsubishi Corp. (4)	2,000,000	54,485.59
Other securities		99,450	1.07
		572,720	6.16

Consumer discretionary - 5.90%
Lowe's Companies, Inc.	4,110,000	92,968	1.00
Best Buy Co., Inc.	1,705,350	89,787.96
Johnson Controls, Inc.	2,400,000	86,496.93
Target Corp.	1,150,000	57,500.62
Other securities		222,008	2.39
		548,759	5.90

Materials - 5.24%
BHP Billiton Ltd. (4)	4,615,000	161,646	1.74
Newmont Mining Corp.	2,365,000	115,483	1.24
Rio Tinto PLC (4)	727,572	75,969.82
Alcoa Inc.	1,500,000	54,825.59
Other securities		79,485.85
		487,408	5.24

Consumer staples - 3.98%
Altria Group, Inc.	2,300,000	173,834	1.87
Coca-Cola Co.	1,550,000	95,124	1.02
PepsiCo, Inc.	1,000,000	75,900.81
Other securities		25,823.28
		370,681	3.98

Telecommunication services - 3.74%
Sprint Nextel Corp., Series 1	11,100,000	145,743	1.57
Vodafone Group PLC (4)	20,000,000	74,289.80
Other securities		127,888	1.37
		347,920	3.74

Utilities - 1.15%
Reliant Energy, Inc. (1)	3,250,000	85,280.92
Other securities		21,432.23
		106,712	1.15

MISCELLANEOUS - 2.76%
Other common stocks in initial period of acquisition		256,901	2.76

Total common stocks (cost: $4,699,189,000)		5,925,666	63.68

		Market	Percent
		value	of net
Preferred stocks - 0.13%		(000)	assets

Other - 0.13%
Other securities		11,934.13

Total preferred stocks (cost: $12,731,000)		11,934.13

Rights & warrants - 0.00%

Other - 0.00%
Other securities		0.00

Total rights & warrants (cost: $117,000)		0.00

	Principal
	amount
Bonds, notes & other debt instruments - 21.70%	(000)

Mortgage-backed obligations (5) - 6.25%
Fannie Mae 0%-7.00% 2009-2047 (4)	$ 174,517	174,886	1.88
Freddie Mac 5.00%-7.50% 2016-2038	90,614	92,118.99
Other securities		314,853	3.38
		581,857	6.25

Bonds & notes of U.S. government & government agencies - 5.59%
U.S. Treasury:
2.00%-9.25% 2008-2036 (4) (6)	122,832	140,598
3.875% 2010	164,000	167,549
4.875% 2012	91,000	96,510	4.35
Fannie Mae 5.25%-7.25% 2012-2030	42,375	46,770.50
Freddie Mac 4.875%-5.25% 2008-2011	31,170	32,585.35
Federal Home Loan Bank 5.125%-5.625% 2013-2016	30,375	32,010.34
Other securities		4,578.05
		520,600	5.59

Financials - 2.06%
Other securities		191,826	2.06

Consumer Discretionary - 1.90%
Other securities		176,741	1.90

Industrials - 0.94%
General Electric Co. 5.25% 2017	4,500	4,499.05
Other securities		82,681.89
		87,180.94

Telecommunication services - 0.86%
Sprint Capital Corp. 6.875%-8.75% 2028-2032	7,525	4,942
Nextel Communications, Inc. Series F, 5.95% 2014	2,800	2,635.08
Other securities		72,402.78
		79,979.86

Other - 4.10%
Other securities		381,471	4.10

Total bonds, notes & other debt instruments (cost: $2,035,280,000)		2,019,654	21.70

	Principal
	amount
Short-term securities - 14.47%	(000)

Federal Home Loan Bank 4.20%-4.36% due 1/2-4/16/2008	$ 122,300	121,926	1.31
Procter & Gamble International Funding S.C.A. 4.25%-4.50% due 1/15-3/7/2008 (7)	111,400	110,816	1.19
Paccar Financial Corp. 4.49%-4.70% due 1/18-2/7/2008	84,700	84,355.91
Coca-Cola Co. 4.46%-4.47% due 1/11-2/15/2008 (7)	84,200	83,941.90
Freddie Mac 4.25% due 1/31-2/8/2008	62,400	62,127.67
Honeywell International Inc. 4.46% due 1/22-1/25/2008 (7)	54,850	54,678.59
Hewlett-Packard Co. 4.55% due 1/4/2008 (7)	50,000	49,975.54
Medtronic Inc. 4.22% due 1/15-1/22/2008 (7)	42,200	42,111.45
IBM Corp. 4.21%-4.44% due 1/16-1/29/2008 (7)	29,400	29,312
IBM International Group Capital LLC 4.67% due 1/18/2008 (7)	12,000	11,971.44
Fannie Mae 4.27% due 3/12/2008	40,900	40,580.44
Johnson & Johnson 4.15% due 1/24/2008 (7)	20,000	19,945.21
John Deere Capital Corp. 4.54% due 2/6/2008 (7)	20,000	19,894.21
General Electric Capital Corp. 4.15% due 1/2/2008	13,400	13,397.14
Other securities		601,814	6.47

Total short-term securities (cost: $1,347,076,000)		1,346,842	14.47

Total investment securities (cost: $8,094,393,000)		9,304,096	99.98
Other assets less liabilities		2,014.02

Net assets		$9,306,110	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holding listed below is shown in the preceding summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 12/31/2007 (000)
Rosetta Resources, Inc.(1) (2)	2,970,000	-	-	2,970,000	-	$58,895

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired
6/28-11/9/2005 with a cost of $48,481,000) may be subject to legal or contractual restrictions on resale.
The total value of all such securities, including those in "Other securities", was $89,394,000, which represented .96% of the net assets of the fund.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Valued under fair value procedures adopted by authority of the board of trustees.
The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $850,964,000.
(5) Principal payments may be made periodically.
Therefore, the effective maturity date may be
earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities" in the summary investment portfolio, was $1,042,572,000, which represented 11.20% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Asset Allocation Fund
Investment portfolio

December 31, 2007

Common stocks — 63.68%	Shares	Market value (000)

ENERGY — 10.85%
Suncor Energy Inc.	1,969,798	$214,146
Schlumberger Ltd.	2,059,800	202,623
Chevron Corp.	1,584,328	147,865
Petro-Canada	2,150,000	115,341
Marathon Oil Corp.	1,200,000	73,032
Rosetta Resources Inc.[1,2,3]	2,970,000	58,895
Arch Coal, Inc.	1,000,000	44,930
Cameco Corp.	1,015,600	40,487
Pioneer Natural Resources Co.	580,000	28,327
CONSOL Energy Inc.	395,000	28,250
Murphy Oil Corp.	200,000	16,968
Baker Hughes Inc.	200,000	16,220
EOG Resources, Inc.	150,000	13,387
Energy XXI (Bermuda) Ltd.[1,4,5]	1,108,618	5,155
CNX Gas Corp.[1,5]	125,000	3,994
		1,009,620

INFORMATION TECHNOLOGY — 8.38%
Nokia Corp. (ADR)	3,360,000	128,990
Microsoft Corp.	3,050,000	108,580
International Business Machines Corp.	800,000	86,480
Cisco Systems, Inc.[1]	3,000,000	81,210
Hewlett-Packard Co.	1,500,000	75,720
Oracle Corp.[1]	3,000,000	67,740
Intel Corp.	2,500,000	66,650
Avnet, Inc.[1]	1,400,000	48,958
Yahoo! Inc.[1]	1,500,000	34,890
Kyocera Corp.[4]	380,000	33,254
Nortel Networks Corp.[1]	1,100,000	16,599
Google Inc., Class A1	20,000	13,830
VeriSign, Inc.[1]	350,000	13,163
DataPath, Inc.[1,2,4]	1,189,763	4,164
		780,228

HEALTH CARE — 8.22%
Medtronic, Inc.	2,250,000	113,107
Wyeth	2,100,000	92,799
Johnson & Johnson	1,300,000	86,710
United Therapeutics Corp.[1]	750,000	73,238
Abbott Laboratories	1,300,000	72,995
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	66,675
Eli Lilly and Co.	1,200,000	64,068
Bristol-Myers Squibb Co.	2,000,000	53,040
Roche Holding AG4	271,780	46,755
Amgen Inc.[1]	750,000	34,830
Shire PLC (ADR)	500,000	34,475
Schering-Plough Corp.	1,000,000	26,640
		765,332

FINANCIALS — 7.30%
Fannie Mae	5,120,000	204,698
JPMorgan Chase & Co.	1,500,000	65,475
Bank of New York Mellon Corp.	1,200,000	58,512
Bank of America Corp.	1,250,000	51,575
Citigroup Inc.	1,700,000	50,048
Freddie Mac	1,450,000	49,402
AMP Ltd.[4]	4,925,210	42,808
Allied Irish Banks, PLC[4]	1,815,000	41,646
T. Rowe Price Group, Inc.	600,000	36,528
Wells Fargo & Co.	1,000,000	30,190
Marshall & Ilsley Corp.	999,999	26,480
Berkshire Hathaway Inc., Class A1	120	16,992
XL Capital Ltd., Class A	100,000	5,031
		679,385

INDUSTRIALS — 6.16%
Boeing Co.	1,750,000	153,055
Deere & Co.	1,280,000	119,194
General Electric Co.	2,250,000	83,408
Raytheon Co.	1,040,000	63,128
Mitsubishi Corp.[4]	2,000,000	54,485
UAL Corp.[1]	1,002,469	35,748
ITT Corp.	300,000	19,812
AMR Corp.[1]	1,000,000	14,030
Grafton Group PLC, units[4]	1,760,000	13,811
FedEx Corp.	125,000	11,146
DigitalGlobe Inc.[1,2,4]	1,225,858	4,903
		572,720

CONSUMER DISCRETIONARY — 5.90%
Lowe’s Companies, Inc.	4,110,000	92,968
Best Buy Co., Inc.	1,705,350	89,787
Johnson Controls, Inc.	2,400,000	86,496
Target Corp.	1,150,000	57,500
Saks Inc.[1]	2,000,000	41,520
Kohl’s Corp.[1]	900,000	41,220
Pinnacle Entertainment, Inc.[1]	1,575,000	37,107
Fortune Brands Inc.	500,000	36,180
Penn National Gaming, Inc.[1]	495,000	29,477
Magna International Inc., Class A	320,000	25,738
Toyota Motor Corp.[4]	200,000	10,766
		548,759

MATERIALS — 5.24%
BHP Billiton Ltd.[4]	4,615,000	161,646
Newmont Mining Corp.	2,365,000	115,483
Rio Tinto PLC[4]	727,572	75,969
Alcoa Inc.	1,500,000	54,825
E.I. du Pont de Nemours and Co.	1,000,000	44,090
Weyerhaeuser Co.	480,000	35,395
		487,408

CONSUMER STAPLES — 3.98%
Altria Group, Inc.	2,300,000	173,834
Coca-Cola Co.	1,550,000	95,124
PepsiCo, Inc.	1,000,000	75,900
C&C Group PLC[4]	4,327,519	25,823
		370,681

TELECOMMUNICATION SERVICES — 3.74%
Sprint Nextel Corp., Series 1	11,100,000	145,743
Vodafone Group PLC[4]	20,000,000	74,289
Verizon Communications Inc.	1,200,000	52,428
Telephone and Data Systems, Inc., Special Common Shares	575,000	33,120
KDDI Corp.[4]	3,400	25,249
AT&T Inc.	400,000	16,624
American Tower Corp., Class A1	7,045	300
COLT Telecom Group SA1,4	51,200	167
		347,920

UTILITIES — 1.15%
Reliant Energy, Inc.[1]	3,250,000	85,280
KGen Power Corp.[1,2,4]	1,339,516	21,432
		106,712

MISCELLANEOUS — 2.76%
Other common stocks in initial period of acquisition		256,901

Total common stocks (cost: $4,699,189,000)		5,925,666

Preferred stocks — 0.13%

FINANCIALS — 0.13%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[6]	4,925,000	4,672
Sumitomo Mitsui Banking Corp. 6.078%[5,6]	2,600,000	2,408
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	1,755,000	1,486
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,306
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[5,6]	1,025,000	1,034
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[5,6]	150,000	152
XL Capital Ltd., Series E, 6.50% (undated)[6]	1,000,000	876

Total preferred stocks (cost: $12,731,000)		11,934

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,4,5]	2,250	0

Total rights & warrants (cost: $117,000)		0

	Principal amount
Bonds, notes & other debt instruments — 21.70%	(000)

MORTGAGE-BACKED OBLIGATIONS[7]— 6.25%
Fannie Mae 7.00% 2009	$9	9
Fannie Mae 4.89% 2012	10,000	10,021
Fannie Mae 4.00% 2015	5,786	5,712
Fannie Mae 5.50% 2017	2,396	2,449
Fannie Mae 5.00% 2018	6,306	6,349
Fannie Mae 5.50% 2020	11,752	11,924
Fannie Mae 6.00% 2021	595	609
Fannie Mae 6.00% 2021	472	483
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,387	4,319
Fannie Mae 6.00% 2026	3,766	3,836
Fannie Mae 5.50% 2033	8,988	8,992
Fannie Mae 5.50% 2033	5,459	5,460
Fannie Mae 4.50% 2035	18,226	17,271
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	907	686
Fannie Mae 6.00% 2036	18,954	19,253
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,206	3,301
Fannie Mae 5.50% 2037	17,272	17,247
Fannie Mae 6.00% 2037	42,841	43,515
Fannie Mae 6.00% 2037[4]	4,736	4,759
Fannie Mae 6.50% 2037	2,187	2,229
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	774	808
Fannie Mae 7.00% 2047	4,238	4,358
Fannie Mae 7.00% 2047	1,260	1,296
Freddie Mac 6.50% 2016	800	824
Freddie Mac 5.00% 2018	2,204	2,214
Freddie Mac 6.00% 2026	21,263	21,669
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	801	849
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,881	6,059
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,853	5,893
Freddie Mac 6.00% 2037	29,375	29,818
Freddie Mac 6.00% 2037	1,437	1,458
Freddie Mac 6.00% 2038	23,000	23,334
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	13,485	12,897
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,432	3,281
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	6,471	6,302
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	6,213	6,102
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.657% 2036[6]	6,142	6,043
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	5,499	5,263
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	9,466	9,438
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	4,043	3,926
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.876% 2047[6]	15,187	14,780
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019[4]	3,377	3,328
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[4]	7,518	7,292
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.25% 2036[6]	4,861	4,813
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	3,008	3,020
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	3,923	3,946
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.922% 2036[6]	13,557	13,453
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[6]	6,122	6,010
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,851
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[6]	12,000	12,035
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[6]	2,625	2,721
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[4]	1,903	1,849
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,225	3,269
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,644	1,625
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	135	135
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	2,000	2,086
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,219
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[6]	4,000	3,949
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.266% 2044[6]	10,000	9,924
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	9,695	9,600
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,880	3,895
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,872
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,872
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4,5]	3,125	3,031
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[4,5]	2,125	2,037
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4,5]	1,875	1,735
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[4,5]	2,725	2,510
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[4,5]	2,950	2,681
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	8,103	8,054
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.617% 2035[6]	6,696	6,474
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.928% 2036[6]	750	738
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,043
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,217
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	3,800	3,764
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[4,5]	1,800	1,721
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[4,5]	700	662
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	6,218	6,039
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,036
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[6]	2,000	2,003
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.844% 2036[6]	2,569	2,519
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.883% 2036[4,6]	3,378	3,349
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[6]	5,908	5,859
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,773
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[4,5]	4,000	3,981
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[4,5]	1,460	1,422
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4,5]	4,000	3,993
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4,5]	335	316
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4,5]	335	312
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[4,5]	335	316
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[4,5]	335	313
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	5,063
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[6]	5,000	5,029
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,975	3,861
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,518
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	1,677	1,633
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,774	1,752
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,363	3,271
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[4]	2,826	2,825
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	2,675	2,639
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.964% 2034[6]	2,061	2,025
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	1,770	1,836
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	1,771	1,774
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[6]	1,291	1,301
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,040
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	989	1,030
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,006	996
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.516% 2027[5,6]	457	456
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	61	61
Government National Mortgage Assn. 8.50% 2021	44	49
		581,857

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.59%
U.S. Treasury 3.375% 2008	6,500	6,501
U.S. Treasury 3.625% 2009	7,000	7,054
U.S. Treasury 4.50% 2009	6,000	6,107
U.S. Treasury 3.875% 2010	164,000	167,549
U.S. Treasury 2.00% 2012[4,8]	7,207	7,474
U.S. Treasury 4.875% 2012	91,000	96,510
U.S. Treasury 7.25% 2016	2,000	2,459
U.S. Treasury 9.25% 2016	2,000	2,731
U.S. Treasury 8.875% 2017	5,000	6,879
U.S. Treasury 7.875% 2021	12,000	16,138
U.S. Treasury 6.625% 2027	35,000	44,423
U.S. Treasury 5.25% 2029	5,125	5,641
U.S. Treasury 4.50% 2036	35,000	35,191
Fannie Mae 5.25% 2012	30,000	31,254
Fannie Mae 6.25% 2029	5,375	6,309
Fannie Mae 7.25% 2030	7,000	9,207
Freddie Mac 4.875% 2008	1,170	1,175
Freddie Mac 5.25% 2011	30,000	31,410
Federal Home Loan Bank 5.125% 2013	13,000	13,682
Federal Home Loan Bank 5.625% 2016	17,375	18,328
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,999
CoBank ACB 5.591% 2022[4,5,6]	1,750	1,579
		520,600

FINANCIALS — 2.06%
Citigroup Inc. 6.125% 2017	3,000	3,087
Citigroup Capital XXI 8.30% 2057	5,825	6,100
Washington Mutual, Inc. 5.25% 2017	2,000	1,671
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[4,5,6]	5,100	2,958
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[5,6]	7,100	4,193
Lazard Group LLC 7.125% 2015	4,880	4,973
Lazard Group LLC 6.85% 2017	2,275	2,251
Countrywide Home Loans, Inc., Series L, 3.25% 2008	725	655
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,840	2,084
Countrywide Financial Corp., Series A, 4.50% 2010	150	109
Countrywide Financial Corp., Series B, 5.80% 2012	5,700	4,168
Residential Capital Corp. 7.875% 2010	6,550	4,225
General Motors Acceptance Corp. 6.75% 2014	3,105	2,508
JPMorgan Chase & Co. 6.00% 2018	3,500	3,568
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	2,560	2,439
Lehman Brothers Holdings Inc. 6.50% 2017	1,250	1,267
Lehman Brothers Holdings Inc. 6.75% 2017	4,300	4,440
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,987
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	3,000	3,711
TuranAlem Finance BV 8.50% 2015	4,750	4,192
TuranAlem Finance BV 8.25% 2037[5]	1,750	1,496
HBOS PLC, Series B, 5.92% (undated)[5,6]	6,500	5,678
Royal Bank of Scotland Group PLC 6.99% (undated)[5,6]	5,500	5,493
UniCredito Italiano SpA 5.584% 2017[5]	3,500	3,470
HVB Funding Trust III 9.00% 2031[5]	1,600	1,811
Wachovia Bank NA 6.60% 2038	4,875	4,915
Barclays Bank PLC 7.434% (undated)[5,6]	4,640	4,830
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,932
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,871
International Lease Finance Corp. 4.35% 2008	1,500	1,490
American General Finance Corp., Series J, 6.50% 2017	3,000	2,930
SLM Corp., Series A, 5.00% 2015[4]	5,000	4,250
BNP Paribas 7.195% (undated)[5,6]	4,000	3,956
BOI Capital Funding (No. 2) LP 5.571% (undated)[5,6]	4,500	3,893
Monumental Global Funding III 5.443% 2014[5,6]	4,000	3,887
Hospitality Properties Trust 6.70% 2018	3,830	3,789
CIT Group Inc. 7.625% 2012	3,650	3,703
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	1,000	1,018
Merrill Lynch & Co., Inc. 6.11% 2037	3,000	2,658
Realogy Corp., Term Loan B, 8.24% 2013[6,7]	627	551
Realogy Corp., Term Loan B, Letter of Credit, 8.24% 2013[6,7]	169	148
Realogy Corp. 10.50% 2014[5]	2,275	1,706
Realogy Corp. 11.00% 2014[5,9]	1,725	1,203
Charles Schwab Corp., Series A, 6.375% 2017	2,000	2,061
Schwab Capital Trust I 7.50% 2037	1,500	1,512
AXA SA 6.379% (undated)[5,6]	4,000	3,458
Goldman Sachs Group, Inc. 6.75% 2037	3,500	3,440
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	3,500	3,417
iStar Financial, Inc. 6.05% 2015	4,000	3,394
E*TRADE Financial Corp. 8.00% 2011	1,575	1,374
E*TRADE Financial Corp. 7.875% 2015	2,560	1,965
Wells Fargo & Co. 5.625% 2017	3,250	3,258
QBE Capital Funding II LP 6.797% (undated)[5,6]	3,250	3,117
HSBK (Europe) BV 7.25% 2017[5]	2,295	2,002
HSBK (Europe) BV 7.25% 2017	1,250	1,091
Allstate Corp., Series B, 6.125% 2067	3,070	2,967
Liberty Mutual Group Inc. 6.50% 2035[5]	1,335	1,222
Liberty Mutual Group Inc. 7.50% 2036[5]	1,750	1,713
ZFS Finance (USA) Trust V 6.50% 2067[5]	3,000	2,774
Fifth Third Capital Trust IV 6.50% 2067	3,000	2,725
Ford Motor Credit Co. 7.375% 2009	650	612
Ford Motor Credit Co. 7.375% 2011	2,000	1,792
Kimco Realty Corp. 5.70% 2017	2,495	2,333
Capmark Financial Group, Inc. 5.875% 2012[5]	2,600	2,060
Northern Rock PLC 5.60% (undated)[4,5,6]	200	115
Northern Rock PLC 6.594% (undated)[4,5,6]	3,200	1,840
Glen Meadow Pass Through Trust 6.505% 2067[4,5]	2,000	1,917
Sumitomo Mitsui Banking Corp. 5.625% (undated)[5,6]	1,780	1,665
CNA Financial Corp. 7.25% 2023	1,550	1,596
PNC Funding Corp., Series II, 6.113% (undated)[4,5,6]	1,800	1,521
Simon Property Group, LP 5.875% 2017	1,500	1,440
Ambac Financial Group, Inc. 6.15% 2087	1,765	1,293
Rouse Co. 6.75% 2013[5]	1,225	1,144
Assurant, Inc. 5.625% 2014	1,150	1,127
Brandywine Operating Partnership, LP 5.75% 2012	1,000	991
ProLogis 5.625% 2015	525	503
Plum Creek Timberlands, LP 5.875% 2015	125	123
		191,826

CONSUMER DISCRETIONARY — 1.90%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,825	5,592
Charter Communications Operating, LLC, Term Loan Facilities B, 6.99% 2014[6,7]	3,050	2,855
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[5]	1,150	1,118
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,865	3,989
Univision Communications, Inc., Second Lien Term Loan, 7.345% 2009[6,7]	1,000	980
Univision Communications, Inc., First Lien Term Loan B, 7.21% 2014[6,7]	1,410	1,288
Univision Communications Inc. 9.75% 2015[5,9]	8,680	7,953
CanWest Media Inc., Series B, 8.00% 2012	5,102	4,840
CanWest MediaWorks Inc. 9.25% 2015[5]	500	492
TL Acquisitions, Inc., Term Loan B, 7.60% 2014[6,7]	2,594	2,459
Thomson Learning 0%/13.25% 2015[5,10]	940	748
Thomson Learning 10.50% 2015[5]	2,150	2,077
Sun Media Corp. 7.625% 2013	2,000	1,958
Quebecor Media Inc. 7.75% 2016[5]	2,075	2,002
Quebecor Media Inc. 7.75% 2016	1,325	1,279
Michaels Stores, Inc., Term Loan B, 7.625% 2013[6,7]	995	918
Michaels Stores, Inc. 10.00% 2014	3,575	3,414
Michaels Stores, Inc. 11.375% 2016	850	784
Boyd Gaming Corp. 7.75% 2012	1,000	1,018
Boyd Gaming Corp. 6.75% 2014	1,100	1,053
Boyd Gaming Corp. 7.125% 2016	2,725	2,589
American Media Operations, Inc., Series B, 10.25% 2009	3,700	3,061
American Media Operations, Inc. 8.875% 2011	1,839	1,513
Hanesbrands Inc., Series B, 8.204% 2014[6]	4,585	4,562
Comcast Corp. 6.95% 2037	4,000	4,331
Cox Communications, Inc. 7.875% 2009	4,000	4,186
Cablevision Systems Corp., Series B, 8.00% 2012	4,050	3,949
Tenneco Automotive Inc. 8.625% 2014	3,865	3,817
Ford Motor Co. 6.50% 2018	3,007	2,229
Ford Motor Co. 8.875% 2022	1,925	1,540
Pulte Homes, Inc. 4.875% 2009	3,000	2,793
Pulte Homes, Inc. 7.875% 2011	1,000	967
Centex Corp. 5.25% 2015	3,285	2,786
Centex Corp. 6.50% 2016	1,090	970
AOL Time Warner Inc. 7.625% 2031	3,125	3,468
Radio One, Inc., Series B, 8.875% 2011	2,810	2,638
Radio One, Inc. 6.375% 2013	950	790
Allison Transmission Holdings, Inc. 11.25% 2015[5,9]	3,850	3,417
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,654
R.H. Donnelley Corp. 8.875% 2017[5]	1,795	1,669
Pinnacle Entertainment, Inc. 7.50% 2015[5]	3,500	3,194
Seneca Gaming Corp. 7.25% 2012	2,100	2,126
Seneca Gaming Corp., Series B, 7.25% 2012	950	962
McGraw-Hill Companies, Inc. 5.375% 2012	3,000	3,058
Neiman Marcus Group, Inc. 9.00% 2015[9]	2,900	3,005
Education Management LLC and Education Management Finance Corp. 8.75% 2014	450	454
Education Management LLC and Education Management Finance Corp. 10.25% 2016	2,345	2,427
Young Broadcasting Inc. 10.00% 2011	3,367	2,647
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,647
William Lyon Homes, Inc. 10.75% 2013	3,200	1,936
William Lyon Homes, Inc. 7.50% 2014	1,000	605
MGM MIRAGE 6.75% 2013	1,645	1,604
MGM MIRAGE 6.625% 2015	925	872
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,450	2,438
Idearc Inc. 8.00% 2016	2,625	2,422
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,381
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,379
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	2,377
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	845
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,200	1,243
K. Hovnanian Enterprises, Inc. 6.50% 2014	250	176
NTL Cable PLC 8.75% 2014	2,250	2,244
WDAC Intermediate Corp. 8.375% 2014[5]	1,675	1,675
WDAC Intermediate Corp. 8.50% 2014	€375	515
LBI Media, Inc. 8.50% 2017[5]	$2,230	2,160
Vidéotron Ltée 6.875% 2014	1,225	1,205
Vidéotron Ltée 6.375% 2015	1,000	944
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,139
Toys “R” Us, Inc. 7.625% 2011	2,505	2,123
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,032
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,075
Grupo Posadas, SA de CV 8.75% 2011[5]	2,000	2,055
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,250	2,005
Warner Music Group 7.375% 2014	2,500	1,938
Burlington Coat Factory Warehouse Corp. 11.125% 2014	2,250	1,817
Standard Pacific Corp. 5.125% 2009	1,002	797
Standard Pacific Corp. 6.50% 2010	923	632
Standard Pacific Corp. 6.25% 2014	60	40
Standard Pacific Corp. 7.00% 2015	310	206
iesy Repository GmbH 10.125% 2015	€1,000	1,529
Toll Brothers Finance Corp. 5.95% 2013	$500	462
Toll Brothers, Inc. 4.95% 2014	800	709
Toll Brothers, Inc. 5.15% 2015	315	286
Liberty Media Corp. 8.25% 2030	1,375	1,326
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 9.00% 2012[6,7]	264	255
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 11.50% 2013[6,7]	1,050	933
News America Inc. 5.30% 2014	1,165	1,161
TRW Automotive Inc. 7.00% 2014[5]	1,250	1,156
Claire’s Stores, Inc., Term Loan, 7.595% 2014[6,7]	1,343	1,140
Local T.V. Finance LLC 9.25% 2015[5,9]	1,170	1,123
Limited Brands, Inc. 6.90% 2017	640	619
Meritage Homes Corp. 6.25% 2015	825	578
Delphi Corp. 6.50% 2013[11]	985	576
Carmike Cinemas, Inc., Term Loan B, 8.65% 2012[6,7]	422	413
Cooper-Standard Automotive Inc. 7.00% 2012	375	327
Stoneridge, Inc. 11.50% 2012	2	2
		176,741

INDUSTRIALS — 0.94%
Nielsen Finance LLC, Term Loan B, 7.146% 2013[6,7]	1,570	1,496
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	3,500	3,596
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[10]	6,050	4,280
DRS Technologies, Inc. 6.875% 2013	3,050	3,050
DRS Technologies, Inc. 6.625% 2016	850	844
DRS Technologies, Inc. 7.625% 2018	1,025	1,043
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 8.58% 2014[6,7]	852	847
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 8.60% 2014[6,7]	645	641
DAE Aviation Holdings, Inc. 11.25% 2015[5]	3,200	3,392
Hawker Beechcraft 8.50% 2015[5]	525	526
Hawker Beechcraft 8.875% 2015[5,9]	3,865	3,836
Hawker Beechcraft 9.75% 2017[5]	350	349
General Electric Co. 5.25% 2017	4,500	4,499
US Investigations Services 10.50% 2015[5]	3,100	2,852
US Investigations Services 11.75% 2016[5]	1,735	1,518
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,7]	3,566	3,745
ARAMARK Corp., Term Loan B, 6.83% 2014[6,7]	2,446	2,332
ARAMARK Corp., Term Loan B, Letter of Credit, 6.83% 2014[6,7]	175	167
ARAMARK Corp. 8.50% 2015	1,125	1,145
THL Buildco, Inc. 8.50% 2014	4,480	3,606
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,278	3,430
TransDigm Inc. 7.75% 2014	3,125	3,188
Northwest Airlines, Inc., Term Loan B, 8.33% 2013[6,7]	1,030	959
Northwest Airlines, Inc., Term Loan A, 6.58% 2018[6,7]	2,244	2,177
Raytheon Co. 4.85% 2011	3,000	3,010
Atlas Copco AB 5.60% 2017[5]	2,750	2,756
Accuride Corp. 8.50% 2015	3,340	2,722
TFM, SA de CV 9.375% 2012	2,500	2,631
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,421
Hertz Corp. 10.50% 2016	2,125	2,210
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,125	2,131
Waste Management, Inc. 6.875% 2009	2,000	2,054
USG Corp. 6.30% 2016	2,000	1,810
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	704	715
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	1,070	1,065
Ashtead Group PLC 8.625% 2015[5]	1,050	924
Ashtead Capital, Inc. 9.00% 2016[5]	900	801
Navios Maritime Holdings Inc. 9.50% 2014	1,600	1,644
BNSF Funding Trust I 6.613% 2055	1,115	1,044
ACIH, Inc. 0%/11.50% 2012[5,10]	1,815	1,044
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	109	109
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	251	251
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[4,7,11]	1,680	588
RSC Holdings III, LLC, Second Lien Term Loan B, 8.75% 2013[6,7]	895	835
Union Pacific Corp. 5.75% 2017	805	803
Goodman Global Holdings, Inc., Series B, 7.875% 2012	765	792
Alion Science and Technology Corp. 10.25% 2015	840	720
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	635	582
		87,180

TELECOMMUNICATION SERVICES — 0.86%
American Tower Corp. 7.125% 2012	7,840	8,095
American Tower Corp. 7.50% 2012	250	259
American Tower Corp. 7.00% 2017[5]	3,875	3,914
SBC Communications Inc. 4.125% 2009	2,250	2,237
BellSouth Corp. 4.20% 2009	3,000	2,983
SBC Communications Inc. 5.10% 2014	1,125	1,115
AT&T Corp 8.00% 2031	2,000	2,463
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,635
Sprint Capital Corp. 6.875% 2028	2,225	2,116
Sprint Capital Corp. 8.75% 2032	2,500	2,826
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,556
Centennial Communications Corp. 10.981% 2013[6]	1,000	1,028
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014	3,600	3,564
Triton PCS, Inc. 8.50% 2013	5,800	6,032
Rural Cellular Corp. 10.661% 2012[6]	1,300	1,333
Rural Cellular Corp. 8.124% 2013[6]	4,250	4,335
Verizon Communications Inc. 5.50% 2017	5,050	5,083
Telecom Italia Capital SA 7.20% 2036	4,000	4,424
Intelsat (Bermuda), Ltd. 8.25% 2013	1,855	1,874
Intelsat Corp. 9.00% 2016	1,750	1,772
British Telecommunications PLC 5.95% 2018	3,500	3,534
Vodafone Group PLC 6.15% 2037	3,500	3,468
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,545	2,539
Hawaiian Telcom Communications, Inc. 10.318% 2013[6]	175	177
Hawaiian Telcom Communications, Inc., Term Loan C, 7.08% 2014[6,7]	607	575
Windstream Corp. 8.125% 2013	2,225	2,314
Windstream Corp. 8.625% 2016	150	158
Level 3 Financing, Inc. 9.25% 2014	2,625	2,389
Millicom International Cellular SA 10.00% 2013	2,010	2,151
Cricket Communications, Inc. 9.375% 2014	1,710	1,612
MetroPCS Wireless, Inc. 9.25% 2014	1,500	1,418
		79,979

ASSET-BACKED OBLIGATIONS[7]— 0.78%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.079% 2013[6]	9,860	9,823
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[5]	6,860	6,845
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4,5]	6,600	6,596
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4,6]	2,000	1,500
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[4,6]	4,250	3,798
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014[4]	2,500	2,406
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	2,769
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.615% 2034[4,6]	5,000	4,500
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 5.025% 2036[6]	4,000	3,739
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	3,250	3,198
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	3,000	3,043
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.328% 2019[4,5,6]	3,167	3,024
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 5.015% 2037[4,6]	2,875	2,839
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,750	2,743
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.594% 2036[4,6]	996	647
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4,6]	2,774	1,581
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[6]	1,861	1,853
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[4]	1,942	1,757
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 5.015% 2036[6]	2,065	1,744
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,621
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[5]	1,498	1,486
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,472	1,463
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	738	732
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[5]	700	707
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[6]	750	679
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[4,6]	750	673
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.265% 2034[6]	381	368
		72,134

ENERGY — 0.73%
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	699
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,681
Williams Companies, Inc. 8.75% 2032	8,695	10,673
Enterprise Products Operating LP 6.875% 2033	4,025	4,218
Enterprise Products Operating LP 8.375% 2066	235	241
Enterprise Products Operating LP 7.034% 2068	5,440	4,940
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	6,296
Canadian Natural Resources Ltd. 5.70% 2017	6,000	5,974
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,7]	5,000	4,733
K N Energy, Inc. 7.25% 2028	4,450	4,198
Husky Energy Inc. 6.80% 2037	3,375	3,559
Gaz Capital SA, Series 9, 6.51% 2022	3,625	3,455
Drummond Co., Inc. 7.375% 2016[5]	3,600	3,357
Petroplus Finance Ltd. 6.75% 2014[5]	1,750	1,638
Petroplus Finance Ltd. 7.00% 2017[5]	1,550	1,426
TransCanada PipeLines Ltd. 6.35% 2067	3,230	3,033
EOG Resources, Inc. 5.875% 2017	2,125	2,183
Overseas Shipholding Group, Inc. 8.25% 2013	2,125	2,168
TEPPCO Partners LP 7.00% 2067	1,400	1,283
Newfield Exploration Co. 6.625% 2014	1,225	1,219
International Coal Group, Inc. 10.25% 2014	1,250	1,200
		68,174

HEALTH CARE — 0.59%
Tenet Healthcare Corp. 6.375% 2011	2,185	1,999
Tenet Healthcare Corp. 7.375% 2013	2,090	1,839
Tenet Healthcare Corp. 9.875% 2014	2,550	2,442
Tenet Healthcare Corp. 9.25% 2015	2,265	2,106
Cardinal Health, Inc. 6.30% 2016[5]	7,250	7,443
HealthSouth Corp. 10.75% 2016	5,750	6,038
Bausch & Lomb Inc. 9.875% 2015[5]	5,475	5,571
VWR International, Inc. 10.25% 2015[5,9]	4,025	3,854
HCA Inc., Term Loan B, 7.09% 2013[6,7]	2,624	2,528
HCA Inc. 9.625% 2016[9]	875	928
PTS Acquisition Corp. 9.50% 2015[5,9]	3,460	3,226
AstraZeneca PLC 5.40% 2012	2,750	2,846
Warner Chilcott Corp. 8.75% 2015	2,496	2,583
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,450
Hospira, Inc. 5.55% 2012	2,395	2,438
Mylan Inc., Term Loan B, 8.313% 2014[6,7]	1,875	1,859
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,705	1,807
Viant Holdings Inc. 10.125% 2017[5]	1,621	1,491
Surgical Care Affiliates, Inc. 8.875% 2015[5,9]	800	732
Accellent Inc. 10.50% 2013	565	477
		54,657

INFORMATION TECHNOLOGY — 0.56%
NXP BV and NXP Funding LLC 7.993% 2013[6]	600	554
NXP BV and NXP Funding LLC 7.875% 2014	1,650	1,576
NXP BV and NXP Funding LLC 9.50% 2015	6,665	6,123
First Data Corp., Term Loan B2, 7.634% 2014[6,7]	5,486	5,222
Sanmina-SCI Corp. 8.125% 2016	5,500	4,902
Electronic Data Systems Corp., Series B, 6.50% 2013	3,500	3,543
Electronic Data Systems Corp. 7.45% 2029	1,135	1,168
Hughes Communications, Inc. 9.50% 2014	4,550	4,630
Ceridian Corp. 11.25% 2015[5]	3,900	3,627
SunGard Data Systems Inc. 9.125% 2013	3,380	3,456
Freescale Semiconductor, Inc. 9.125% 2014[9]	3,975	3,399
Sensata Technologies BV 8.00% 2014	3,010	2,844
Serena Software, Inc. 10.375% 2016	2,730	2,703
Celestica Inc. 7.875% 2011	1,655	1,601
Celestica Inc. 7.625% 2013	1,145	1,073
Iron Mountain Inc. 7.75% 2015	1,590	1,626
Iron Mountain Inc. 6.625% 2016	980	932
Cisco Systems, Inc. 5.25% 2011	2,375	2,437
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	740	559
		51,975

UTILITIES — 0.45%
Edison Mission Energy 7.50% 2013	3,725	3,837
Edison Mission Energy 7.75% 2016	1,150	1,190
Midwest Generation, LLC, Series B, 8.56% 2016[7]	3,214	3,431
Edison Mission Energy 7.00% 2017	600	593
Edison Mission Energy 7.20% 2019	650	642
Edison Mission Energy 7.625% 2027	2,325	2,197
Intergen Power 9.00% 2017[5]	5,850	6,186
NRG Energy, Inc. 7.25% 2014	2,250	2,199
NRG Energy, Inc. 7.375% 2016	2,125	2,077
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,143
Texas Competitive Electric Holding Co. LLC 10.25% 2015[5]	1,775	1,766
Texas Competitive Electric Holding Co. LLC 10.25% 2015[5]	1,025	1,020
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	2,500	2,452
Virginia Electric and Power Co., Series B, 5.95% 2017	1,750	1,807
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,160
Sierra Pacific Resources 8.625% 2014	550	590
AES Corp. 9.375% 2010	112	118
AES Corp. 8.75% 2013[5]	1,371	1,438
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,484
Scottish Power PLC 5.375% 2015	1,500	1,449
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,392
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[5,7]	1,315	1,332
PSEG Energy Holdings Inc. 8.625% 2008	725	730
		42,233

MATERIALS — 0.44%
C8 Capital (SPV) Ltd. 6.64% (undated)[5,6]	2,000	1,902
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	5,585	5,157
United States Steel Corp. 7.00% 2018	3,375	3,358
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	901
Stone Container Corp. 8.375% 2012	500	499
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,396
Berry Plastics Holding Corp. 10.25% 2016	3,175	2,794
Plastipak Holdings, Inc. 8.50% 2015[5]	2,750	2,764
Nalco Co. 7.75% 2011	2,615	2,661
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,440	2,593
Metals USA Holdings Corp. 11.231% 2012[5,6,9]	2,225	1,836
Metals USA, Inc. 11.125% 2015	700	728
AEP Industries Inc. 7.875% 2013	2,440	2,336
Building Materials Corp. of America 7.75% 2014	2,950	2,272
Georgia Gulf Corp. 9.50% 2014	2,330	1,870
Georgia Gulf Corp. 10.75% 2016	545	368
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,180	2,120
Stora Enso Oyj 7.25% 2036[5]	2,000	2,003
Georgia-Pacific Corp. 8.125% 2011	650	663
Georgia-Pacific Corp. 9.50% 2011	940	992
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,159
Owens-Illinois, Inc. 7.35% 2008	750	754
		41,126

CONSUMER STAPLES — 0.39%
Constellation Brands, Inc. 8.375% 2014	1,275	1,285
Constellation Brands, Inc. 7.25% 2017[5]	5,895	5,482
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,425	2,246
Yankee Candle Co., Inc., Series B, 9.75% 2017	2,400	2,208
Stater Bros. Holdings Inc. 8.125% 2012	3,425	3,399
Albertson’s, Inc. 8.00% 2031	2,500	2,549
CVS Caremark Corp. 6.943% 2030[5,7]	2,500	2,514
Vitamin Shoppe Industries Inc. 12.369% 2012[4,6]	2,380	2,475
Kraft Foods Inc. 6.875% 2038	2,375	2,474
Dole Food Co., Inc. 7.25% 2010	1,125	1,029
Dole Food Co., Inc. 8.875% 2011	1,195	1,111
Rite Aid Corp. 6.125% 2008[5]	2,125	2,077
JBS SA 10.50% 2016	2,025	1,969
Delhaize Group 6.50% 2017	1,750	1,793
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,655
Duane Reade Inc. 9.75% 2011	1,445	1,311
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[5]	1,000	1,018
		36,595

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.16%
United Mexican States Government, Series MI10, 9.50% 2014	MXN55,000	5,421
Turkey (Republic of) Treasury Bill 0% 2008[4]	TRY1,875	1,476
Turkey (Republic of) 10.00% 2012[4,8]	1,633	1,463
Turkey (Republic of) 16.00% 2012[4]	1,650	1,404
Indonesia (Republic of) 11.00% 2020	IDR 8,750,000	970
Indonesia (Republic of) 12.80% 2021	10,405,000	1,290
Indonesia (Republic of) 12.90% 2022	2,241,000	279
Colombia (Republic of) Global 12.00% 2015	COP1,990,000	1,105
Colombia (Republic of) Global 9.85% 2027	1,300,000	645
Egypt (Arab Republic of) Treasury Bill 0% 2008[4]	EGP2,900	524
		14,577

Total bonds, notes & other debt instruments (cost: $2,035,280,000)		2,019,654

	Principal amount	Market value
Short-term securities — 14.47%	(000)	(000)

Federal Home Loan Bank 4.20%–4.36% due 1/2–4/16/2008	$122,300	$121,926
Procter & Gamble International Funding S.C.A. 4.25%–4.50% due 1/15–3/7/2008[5]	111,400	110,816
Paccar Financial Corp. 4.49%–4.70% due 1/18–2/7/2008	84,700	84,355
Coca-Cola Co. 4.46%–4.47% due 1/11–2/15/2008[5]	84,200	83,941
Freddie Mac 4.25% due 1/31–2/8/2008	62,400	62,127
Honeywell International Inc. 4.42%–4.46% due 1/22–1/25/2008[5]	54,850	54,678
Hewlett-Packard Co. 4.55% due 1/4/2008[5]	50,000	49,975
United Parcel Service Inc. 4.17%–4.36% due 2/5–3/31/2008[5,12]	48,100	47,681
Private Export Funding Corp. 4.50%–4.74% due 1/16–2/13/2008[5]	47,700	47,499
International Lease Finance Corp. 4.38%–4.73% due 1/17–1/31/2008	47,200	47,044
Medtronic Inc. 4.22% due 1/15–1/22/2008[5]	42,200	42,111
IBM Corp. 4.21%–4.44% due 1/16–1/29/2008[5]	29,400	29,312
IBM International Group Capital LLC 4.67% due 1/18/2008[5]	12,000	11,971
Fannie Mae 4.27% due 3/12/2008	40,900	40,580
HSBC Finance Corp. 4.63%–4.70% due 2/7–2/14/2008	39,200	38,981
Anheuser-Busch Cos. Inc. 4.18% due 1/31–2/1/2008[5]	35,000	34,871
Caterpillar Financial Services Corp. 4.20%–4.47% due 1/24–2/20/2008	34,300	34,135
Union Bank of California, N.A. 4.70% due 1/7/2008	32,700	32,699
NetJets Inc. 4.22%–4.47% due 1/9–2/1/2008[5]	30,300	30,198
Harley-Davidson Funding Corp. 4.45%–4.48% due 2/1–2/20/2008[5]	29,800	29,622
Estée Lauder Companies Inc. 4.46%–4.47% due 1/14–1/29/2008[5]	25,000	24,953
Walgreen & Co. 4.23% due 1/30/2008	25,000	24,912
Harvard University 4.10% due 2/12/2008	25,000	24,844
Eaton Corp. 4.25% due 2/27/2008[5]	25,000	24,811
Wells Fargo & Co. 4.30% due 1/18/2008	24,600	24,547
Wal-Mart Stores Inc. 4.45% due 2/11/2008[5]	22,950	22,815
E.I. duPont de Nemours and Co. 4.20% due 1/10/2008[5]	22,100	22,074
Johnson & Johnson 4.15% due 1/24/2008[5]	20,000	19,945
John Deere Capital Corp. 4.54% due 2/6/2008[5]	20,000	19,894
Bank of America Corp. 4.695% due 2/25/2008	18,400	18,266
Brown-Forman Corp. 4.27% due 1/11/2008[5]	15,000	14,980
General Electric Capital Corp. 4.15% due 1/2/2008	13,400	13,397
Becton, Dickinson and Co. 4.50% due 1/11/2008	12,900	12,882
Park Avenue Receivables Co., LLC 4.70% due 1/9/2008[5]	12,679	12,663
Ciesco LLC 4.62% due 1/17/2008[5]	11,500	11,472
Kimberly-Clark Worldwide Inc. 4.44% due 1/14/2008[5]	10,000	9,983
Scripps (E.W.) Co. 4.77% due 1/15/2008[5]	5,000	4,990
FCAR Owner Trust I 6.15% due 1/10/2008	4,900	4,892

Total short-term securities (cost: $1,347,076,000)		1,346,842

Total investment securities (cost: $8,094,393,000)		9,304,096
Other assets less liabilities		2,014

Net assets		$9,306,110

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market Value (000)	Percent of net assets

Rosetta Resources Inc.	6/28–11/9/2005	$48,481	$58,895	.63%
KGen Power Corp.	12/19/2006	18,753	21,432	.23
DigitalGlobe Inc.	4/14/1999–7/31/2003	1,000	4,903	.05
DataPath, Inc.	6/23/2006	13,087	4,164	.05

Total restricted securities		$81,321	$89,394	.96%

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $850,964,000.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,042,572,000, which represented 11.20% of the net assets of the fund.

[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Index-linked bond whose principal amount moves with a government retail price index.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Bond Fund
Investment portfolio

December 31, 2007

Bonds, notes & other debt instruments — 85.59%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 19.94%
Freddie Mac 4.00% 2015	$1,732	$1,674
Freddie Mac 5.00% 2035	5,513	5,379
Freddie Mac 5.00% 2035	5,321	5,192
Freddie Mac 5.50% 2035	2,635	2,629
Freddie Mac 5.50% 2035	2,592	2,586
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,855	1,882
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[2]	3,163	2,374
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[2]	2,743	2,097
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,291	7,384
Freddie Mac 5.50% 2037	7,011	6,995
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,385	5,420
Freddie Mac 5.735% 2037[3]	5,720	5,820
Freddie Mac 5.887% 2037[3]	1,740	1,765
Freddie Mac 6.00% 2037	74,998	76,108
Freddie Mac 6.00% 2037	73,500	74,588
Freddie Mac 6.00% 2037	54,000	54,815
Freddie Mac 6.00% 2037	33,467	33,968
Freddie Mac 6.00% 2037	13,682	13,885
Freddie Mac 6.00% 2037	8,766	8,895
Freddie Mac 6.00% 2037	7,405	7,515
Freddie Mac 7.00% 2037	4,382	4,512
Freddie Mac 7.00% 2037	4,309	4,436
Freddie Mac 7.00% 2037	1,779	1,831
Freddie Mac 7.00% 2037	1,197	1,232
Freddie Mac 6.00% 2038	54,000	54,785
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,157
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,157
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,064
Fannie Mae 10.00% 2018	9	10
Fannie Mae 5.50% 2021	1,667	1,691
Fannie Mae 6.00% 2021	737	754
Fannie Mae, Series 2001-4, Class GA, 10.244% 2025[3]	125	140
Fannie Mae 6.00% 2026	3,345	3,407
Fannie Mae 5.50% 2027	10,544	10,586
Fannie Mae 6.00% 2027	22,417	22,833
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	157	167
Fannie Mae 7.50% 2031	26	28
Fannie Mae, Series 2001-20, Class C, 12.016% 2031[3]	68	78
Fannie Mae 5.50% 2033	16,315	16,322
Fannie Mae 4.50% 2035	4,225	4,004
Fannie Mae 5.00% 2035	2,880	2,812
Fannie Mae 5.50% 2035	1,363	1,362
Fannie Mae 5.50% 2036	4,192	4,186
Fannie Mae 6.00% 2036	9,396	9,544
Fannie Mae 5.386% 2037[3]	10,000	10,051
Fannie Mae 5.50% 2037	20,000	19,709
Fannie Mae 6.00% 2037	13,526	13,739
Fannie Mae 6.00% 2037	13,187	13,397
Fannie Mae 6.00% 2037	4,190	4,225
Fannie Mae 6.201% 2037[3]	15,593	15,885
Fannie Mae 6.50% 2037	4,374	4,458
Fannie Mae 6.50% 2037	4,322	4,411
Fannie Mae 6.50% 2037	2,982	3,066
Fannie Mae 7.00% 2037	13,761	14,321
Fannie Mae 7.00% 2037	7,899	8,136
Fannie Mae 7.00% 2037	5,258	5,416
Fannie Mae 7.00% 2037	4,803	4,948
Fannie Mae 7.00% 2037	3,473	3,577
Fannie Mae 7.00% 2037	1,454	1,513
Fannie Mae 7.00% 2038[2]	3,900	4,017
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	116	121
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	106	113
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	152	161
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.091% 2037[3]	19,323	19,197
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,848	4,800
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	10,185	10,225
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	5,266	5,336
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,4]	2,249	1,628
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,131
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	360	358
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,952
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[2,4]	5,000	4,711
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,762
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	6,674	6,746
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,930
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[3]	7,000	6,943
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	556	557
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,487	4,291
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,193	2,138
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	1,887	1,882
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	1,811	1,776
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,483	1,477
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.863% 2035[2,3]	1,429	1,386
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,305	3,271
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035[2]	2,627	2,561
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036[2]	2,639	2,563
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,108	2,092
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.876% 2047[3]	3,574	3,478
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.967% 2047[3]	1,466	1,416
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[2]	2,255	2,188
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	868	867
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	7,220	7,248
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	4,937	4,926
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	9,004	9,057
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	8,486	8,540
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	3,078	3,094
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	8,371	8,483
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	12,373	11,942
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	2,301	2,260
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.657% 2036[3]	3,263	3,210
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,4]	1,750	1,767
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,4]	3,000	2,931
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	3,000	3,001
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,4]	4,500	4,242
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,4]	3,000	2,793
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,4]	2,000	1,940
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	2,000	1,883
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,4]	4,000	3,701
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,4]	6,500	5,986
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	4,693	4,569
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	7,780	7,575
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	3,000	2,999
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	6,300	6,241
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2,4]	1,000	952
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,4]	1,300	1,243
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,4]	500	473
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[3]	4,000	4,012
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.507% 2037[2,3,4]	2,000	1,596
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,473
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	312	313
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,983
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[3]	3,250	3,209
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	4,045
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.902% 2037[3]	5,659	5,749
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[2]	2,119	2,119
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	2,157	2,215
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[3]	9,846	9,763
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	9,526	9,105
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	3,336	3,248
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.825% 2037[2,3]	4,246	4,246
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.125% 2045[3]	1,416	1,338
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	7,427	7,336
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,697
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,000	3,849
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	6,524	6,353
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	500	500
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2,4]	6,000	5,843
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.93% 2036[3]	6,535	6,307
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.684% 2034[3]	1,738	1,679
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.64% 2037[3]	4,298	4,293
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[4]	5,000	5,448
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3]	2,000	1,967
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.659% 2039[3]	3,160	3,207
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.844% 2036[3]	5,235	5,133
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,093	1,082
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	787
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,981
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	4,829	4,778
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.91% 2037[3]	1,565	1,533
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.963% 2037[3]	3,244	3,193
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,403	1,396
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	3,258	3,231
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037	4,355	4,411
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.12% 2033[3]	638	630
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.964% 2034[3]	824	810
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3]	3,000	2,854
Nykredit 4.00% 2035	DKr23,218	4,021
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[3]	$1,000	999
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[3]	3,000	3,017
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,743	3,883
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 4.985% 2046[2,3]	3,912	3,731
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	882	921
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.871% 2042[3]	2,550	2,543
Northern Rock PLC 5.625% 2017[4]	3,000	3,047
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	2,718	2,622
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.516% 2027[3,4]	81	80
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	660	665
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	487	487
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,332	1,387
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	2,321	2,408
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.101% 2030[3]	1,250	1,265
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.101% 2030[3]	1,000	1,012
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,470	1,458
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,294	1,336
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,300
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,003	1,018
Chase Manhattan Bank-First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	782
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.749% 2045[3]	722	696
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	590	591
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	532	538
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	492	520
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	466	472
		1,020,087

FINANCIALS — 14.52%
Residential Capital, LLC 5.646% 2008[3]	3,750	3,225
Residential Capital Corp. 7.814% 2009[3]	5,000	3,575
Residential Capital Corp. 8.544% 2009[3,4]	5,445	2,709
Residential Capital Corp. 7.875% 2010[3]	21,385	13,793
General Motors Acceptance Corp. 7.25% 2011	7,795	6,837
General Motors Acceptance Corp. 6.625% 2012	5,000	4,160
General Motors Acceptance Corp. 6.875% 2012	7,000	5,871
General Motors Acceptance Corp. 7.00% 2012	2,200	1,868
Residential Capital, LLC 8.00% 2012[3]	2,860	1,773
General Motors Acceptance Corp. 6.75% 2014	1,500	1,211
General Motors Acceptance Corp. 7.324% 2014[3]	5,000	4,017
Washington Mutual, Inc. 5.184% 2012[3]	6,850	5,832
Washington Mutual Bank 5.369% 2013[3]	4,265	3,580
Washington Mutual Bank, FA 5.65% 2014	1,000	884
Washington Mutual Bank, FA, Series 16, 5.125% 2015	7,000	5,937
Washington Mutual, Inc. 7.25% 2017	2,000	1,764
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[2,3,4]	14,000	8,120
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[3,4]	11,800	6,972
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[3,4]	3,900	2,303
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[3,4]	13,800	11,056
AIG SunAmerica Global Financing VII 5.85% 2008[4]	1,000	1,003
American General Finance Corp., Series J, 5.185% 2011[3]	5,000	4,938
International Lease Finance Corp., Series R, 5.40% 2012	2,500	2,523
International Lease Finance Corp., Series R, 5.625% 2013	6,875	6,899
American General Finance Corp., Series I, 5.85% 2013	2,500	2,475
International Lease Finance Corp., Series R, 5.65% 2014	2,500	2,544
American General Finance Corp., Series J, 6.50% 2017	1,750	1,709
American General Finance Corp., Series J, 6.90% 2017	5,685	5,701
American International Group, Inc., Series G, 5.85% 2018	1,650	1,664
ILFC E-Capital Trust II 6.25% 2065[3,4]	6,365	6,092
American International Group, Inc., Series A-1, 6.25% 2087[3]	2,835	2,544
Citigroup Inc. 4.125% 2010	3,000	2,958
Citigroup Inc. 6.125% 2017	5,000	5,145
Citigroup Capital XXI 8.30% 2057	17,745	18,582
Ford Motor Credit Co. 9.75% 2010[3]	9,250	8,831
Ford Motor Credit Co. 7.25% 2011	2,425	2,102
Ford Motor Credit Co. 7.993% 2012[3]	6,670	5,607
Ford Motor Credit Co. 8.00% 2016	8,275	7,039
J.P. Morgan Chase & Co. 4.875% 2014	770	752
J.P. Morgan Chase & Co. 4.891% 2015[3]	5,300	5,107
JPMorgan Chase Bank NA 6.00% 2017	2,250	2,292
JPMorgan Chase & Co. 6.00% 2018	2,000	2,039
JPMorgan Chase Capital XXI, Series U, 5.844% 2037[3]	7,500	5,918
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	2,300	2,218
JPMorgan Chase Capital XX, Series T, 6.55% 2066	2,500	2,263
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	7,300	7,456
Santander Perpetual, SA Unipersonal 4.375% (undated)[3]	€2,065	2,694
Santander Perpetual, SA Unipersonal 6.671% (undated)[3,4]	$4,700	4,721
Abbey National PLC 6.70% (undated)[3]	5,600	5,479
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€1,635	2,423
UniCredito Italiano SpA 5.584% 2017[3,4]	$9,480	9,399
UniCredito Italiano SpA 6.00% 2017[4]	6,700	6,646
Barclays Bank PLC 5.926% (undated)[3,4]	1,445	1,347
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[2,3,4]	1,245	1,201
Barclays Bank PLC 7.434% (undated)[3,4]	14,400	14,990
Royal Bank of Scotland Group PLC 6.99% (undated)[3,4]	17,440	17,418
Countrywide Home Loans, Inc. 5.875% 2008[2]	£740	1,233
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$7,710	5,658
Countrywide Home Loans, Inc., Series K, 5.625% 2009	795	607
Countrywide Home Loans, Inc., Series H, 6.25% 2009	975	759
Countrywide Financial Corp., Series A, 4.50% 2010	1,365	992
Countrywide Home Loans, Inc., Series L, 4.00% 2011	883	638
Countrywide Financial Corp., Series B, 5.315% 2012[2,3]	5,000	3,562
Countrywide Financial Corp., Series B, 5.80% 2012	5,425	3,967
HSBK (Europe) BV 7.75% 2013	3,125	2,984
HSBK (Europe) BV 7.75% 2013[4]	505	482
HSBK (Europe) BV 7.25% 2017[4]	13,760	12,006
Capmark Financial Group, Inc. 5.529% 2010[3,4]	6,750	5,445
Capmark Financial Group, Inc. 5.875% 2012[4]	6,000	4,754
Capmark Financial Group, Inc. 6.30% 2017[4]	6,550	4,891
CIT Group Inc. 6.875% 2009	2,500	2,519
CIT Group Inc. 5.291% 2011[3]	5,000	4,411
CIT Group Inc. 5.40% 2013	4,000	3,638
CIT Group Inc. 6.10% 2067[3]	4,625	3,364
Bank of America Corp. 5.75% 2017	6,500	6,527
Bank of America Corp. 6.50% 2037	7,300	7,400
Sumitomo Mitsui Banking Corp. 4.375% 2014[3]	€1,645	2,357
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	$10,670	9,978
Allstate Corp., Series B, 6.125% 2067[3]	9,710	9,385
Allstate Corp., Series A, 6.50% 2067[3]	3,000	2,801
Catlin Insurance Ltd. 7.249% (undated)[3,4]	13,110	12,006
CNA Financial Corp. 6.60% 2008	1,736	1,755
CNA Financial Corp. 5.85% 2014	625	627
CNA Financial Corp. 6.50% 2016	5,540	5,664
CNA Financial Corp. 7.25% 2023	3,000	3,089
PNC Funding Corp. 5.16% 2014[3]	5,000	4,867
PNC Funding Corp., Series II, 6.113% (undated)[2,3,4]	2,500	2,113
PNC Funding Corp., Series I, 6.517% (undated)[2,3,4]	4,700	4,112
Realogy Corp., Term Loan B, 8.24% 2013[1,3]	392	345
Realogy Corp., Term Loan B, Letter of Credit, 8.24% 2013[1,3]	106	93
Realogy Corp. 10.50% 2014[4]	7,280	5,460
Realogy Corp. 11.00% 2014[4,5]	5,000	3,488
Realogy Corp. 12.375% 2015[4]	2,500	1,581
Fifth Third Capital Trust IV 6.50% 2067[3]	11,900	10,810
Wells Fargo & Co. 5.25% 2012	5,000	5,089
Wells Fargo Bank, National Assn. 4.75% 2015	3,000	2,870
Wells Fargo & Co. 5.625% 2017	2,500	2,506
Liberty Mutual Group Inc. 6.50% 2035[4]	435	398
Liberty Mutual Group Inc. 7.50% 2036[4]	4,875	4,771
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	4,995	4,455
Hospitality Properties Trust 6.75% 2013	1,500	1,545
Hospitality Properties Trust 6.30% 2016	1,300	1,276
Hospitality Properties Trust 5.625% 2017	5,155	4,779
Hospitality Properties Trust 6.70% 2018	1,750	1,731
HBOS PLC 5.375% (undated)[3,4]	7,750	7,074
HBOS PLC, Series B, 5.92% (undated)[3,4]	2,500	2,184
Lincoln National Corp. 5.65% 2012	3,250	3,339
Lincoln National Corp. 7.00% 2066[3]	5,620	5,651
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,070
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,519
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	3,000
TuranAlem Finance BV 7.75% 2013[4]	1,000	865
TuranAlem Finance BV 8.50% 2015	2,750	2,427
TuranAlem Finance BV 8.50% 2015[4]	875	772
TuranAlem Finance BV 8.25% 2037[4]	5,000	4,275
Hartford Financial Services Group, Inc. 5.95% 2036	1,115	1,060
Glen Meadow Pass Through Trust 6.505% 2067[2,3,4]	7,550	7,237
Resona Bank, Ltd. 3.75% 2015[3]	€1,015	1,419
Resona Bank, Ltd. 4.125% (undated)[3]	970	1,281
Resona Bank, Ltd. 5.85% (undated)[3,4]	$5,865	5,461
Standard Chartered Bank 6.40% 2017[4]	1,400	1,424
Standard Chartered PLC 6.409% (undated)[3,4]	7,400	6,713
American Express Centurion Bank 6.00% 2017	2,500	2,519
American Express Co. 6.15% 2017	1,500	1,542
American Express Co. 6.80% 2066[3]	4,000	4,062
Rouse Co. 3.625% 2009	1,140	1,092
Rouse Co. 7.20% 2012	2,360	2,259
Rouse Co. 6.75% 2013[4]	4,500	4,203
Kimco Realty Corp. 6.00% 2012	500	505
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,327
Kimco Realty Corp. 5.70% 2017	5,000	4,675
AXA SA 6.379% (undated)[3,4]	3,360	2,904
AXA SA 6.463% (undated)[3,4]	5,000	4,511
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	2,125
Westfield Group 5.40% 2012[4]	$5,000	4,995
HSBC Holdings PLC 6.50% 2037	6,960	6,768
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[3,4]	7,200	6,747
Merrill Lynch & Co., Inc. 6.11% 2037	7,470	6,618
ZFS Finance (USA) Trust II 6.45% 2065[3,4]	5,000	4,667
ZFS Finance (USA) Trust V 6.50% 2067[3,4]	2,000	1,850
Lehman Brothers Holdings Inc. 6.50% 2017	6,340	6,426
Genworth Financial, Inc. 6.15% 2066[3]	6,500	5,915
iStar Financial, Inc. 7.00% 2008	950	948
iStar Financial, Inc. 5.375% 2010	3,500	3,242
iStar Financial, Inc. 6.00% 2010	750	683
iStar Financial, Inc., Series B, 5.125% 2011	1,000	892
Lloyds TSB Group PLC 6.267% (undated)[3,4]	6,200	5,634
XL Capital Ltd. 6.25% 2027	1,250	1,147
Mangrove Bay Pass Through Trust 6.102% 2033[3,4]	390	351
Twin Reefs Asset Trust (XLFA), Series B, 6.243% (undated)[3,4]	2,500	1,630
Wachovia Bank NA 6.60% 2038	5,000	5,042
E*TRADE Financial Corp. 8.00% 2011	3,075	2,683
E*TRADE Financial Corp. 7.375% 2013	2,000	1,550
E*TRADE Financial Corp. 7.875% 2015	1,050	806
Charles Schwab Corp., Series A, 6.375% 2017	3,000	3,091
Schwab Capital Trust I 7.50% 2037[3]	1,740	1,754
Kazkommerts International BV 7.00% 2009[4]	500	470
Kazkommerts International BV 7.875% 2014[4]	800	686
Kazkommerts International BV 8.00% 2015	1,300	1,086
Kazkommerts International BV 8.00% 2015[4]	1,250	1,044
Kazkommerts International BV, Series 4, 7.50% 2016	2,000	1,547
Nationwide Financial Services, Inc. 6.75% 2067[3]	5,155	4,763
Goldman Sachs Group, Inc. 6.75% 2037	4,590	4,511
BNP Paribas 7.195% (undated)[3,4]	4,500	4,450
Capital One Financial Corp. 6.15% 2016	5,000	4,444
Development Bank of Singapore Ltd. 7.875% 2009[4]	4,000	4,204
Downey Financial Corp. 6.50% 2014	4,500	4,097
Silicon Valley Bank 5.70% 2012[2]	4,000	3,931
UnumProvident Corp. 5.859% 2009	2,000	2,037
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,500	1,557
North Front Pass Through Trust 5.81% 2024[3,4]	3,125	2,994
Nationwide Mutual Insurance Co. 7.875% 2033[4]	515	589
Northern Rock PLC 5.60% (undated)[2,3,4]	1,800	1,035
Northern Rock PLC 6.594% (undated)[2,3,4]	4,400	2,530
Simon Property Group, LP 4.875% 2010	1,000	1,002
Simon Property Group, LP 5.375% 2011	2,500	2,470
Chubb Corp. 6.375% 2037[3]	3,505	3,425
Prudential Financial, Inc., Series D, 6.00% 2017	1,670	1,666
Prudential Holdings, LLC, Series C, 8.695% 2023[1,4]	1,250	1,546
BBVA International SA Unipersonal 5.919% (undated)[3,4]	3,600	3,157
Lazard Group LLC 7.125% 2015	3,010	3,067
ERP Operating LP 4.75% 2009	1,000	987
ERP Operating LP 6.625% 2012	2,000	2,078
US Bank National Assn. 4.40% 2008	3,000	2,988
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[3]	3,000	2,823
ORIX Corp. 5.48% 2011	2,580	2,582
ProLogis 5.50% 2012	2,500	2,494
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	500
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,017
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	975
Banco Mercantil del Norte, SA 6.135% 2016[4]	1,550	1,541
Banco Mercantil del Norte, SA 6.862% 2021[4]	900	890
ACE INA Holdings Inc. 5.875% 2014	1,080	1,108
ACE INA Holdings Inc. 6.70% 2036	1,155	1,175
Shinsei Bank, Ltd. 3.75% 2016[3]	€1,030	1,376
Shinsei Bank, Ltd. 3.75% 2016[3]	675	902
New York Life Global Funding 3.875% 2009[4]	$2,250	2,238
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,234
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,168
MetLife, Inc. 5.50% 2014	$2,044	2,059
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[4]	2,000	1,973
Developers Diversified Realty Corp. 3.875% 2009	1,000	977
Developers Diversified Realty Corp. 4.625% 2010	1,000	975
Loews Corp. 6.00% 2035	1,800	1,683
Morgan Stanley 10.09% 2017[2]	BRL3,000	1,535
Banco Santander-Chile 5.375% 2014[4]	$1,500	1,503
City National Corp. 5.125% 2013[2]	1,500	1,429
QBE Capital Funding II LP 6.797% (undated)[3,4]	1,415	1,357
SLM Corp., Series A, 5.40% 2011	1,210	1,104
Ambac Financial Group, Inc. 6.15% 2087[3]	1,430	1,047
Chohung Bank 4.50% 2014[2,3]	1,030	1,013
Chevy Chase Bank, FSB 6.875% 2013	1,000	958
Assurant, Inc. 5.625% 2014	765	750
Zions Bancorporation 5.50% 2015	740	695
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,4]	500	510
Advanta Capital Trust I, Series B, 8.99% 2026	500	358
Plum Creek Timberlands, LP 5.875% 2015	185	183
		742,421

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 11.99%
U.S. Treasury 4.375% 2008	7,000	7,009
U.S. Treasury 5.50% 2009	5,862	6,053
U.S. Treasury 3.00% 2012[2,6]	21,961	23,805
U.S. Treasury 4.25% 2012	41,825	43,282
U.S. Treasury 3.875% 2013	50,000	50,984
U.S. Treasury 4.25% 2013	5,000	5,180
U.S. Treasury 4.50% 2016	27,370	28,480
U.S. Treasury 5.125% 2016	59,000	63,854
U.S. Treasury 7.50% 2016	10,000	12,551
U.S. Treasury 9.25% 2016	11,000	15,019
U.S. Treasury 2.375% 2017[2,6]	15,540	16,416
U.S. Treasury 4.625% 2017	41,800	43,691
U.S. Treasury 8.50% 2020	34,000	47,292
U.S. Treasury 6.00% 2026	4,000	4,734
U.S. Treasury 4.50% 2036	23,114	23,240
U.S. Treasury 4.75% 2037	3,305	3,459
Freddie Mac 5.75% 2008	13,240	13,294
Freddie Mac 5.25% 2011	30,500	31,933
Freddie Mac: 5.75% 2012	40,000	42,747
Federal Home Loan Bank 5.125% 2008	7,820	7,830
Federal Home Loan Bank 5.25% 2008	44,385	44,420
Federal Home Loan Bank 5.625% 2016	10,000	10,548
Fannie Mae 1.75% 2008	¥640,000	5,741
Fannie Mae 5.50% 2011	$5,000	5,266
Fannie Mae 5.25% 2012	26,000	27,087
Fannie Mae 4.625% 2013	20,000	20,231
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,982
CoBank ACB 5.591% 2022[2,3,4]	4,250	3,836
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	428	442
		613,406

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 9.75%
Japanese Government 0.90% 2008	¥1,142,400	10,260
Japanese Government 1.80% 2008	1,173,050	10,556
Japanese Government 1.30% 2011	1,114,000	10,122
Japanese Government 1.50% 2014	720,000	6,585
Japanese Government 1.70% 2016	4,070,450	37,387
Japanese Government 2.30% 2035	654,900	5,816
Spanish Government 2.90% 2008	€10,450	15,098
Spanish Government 6.00% 2008	10,125	14,803
Spanish Government 6.15% 2013	10,620	16,876
Hungarian Government 6.00% 2011	HUF 857,860	4,730
Hungarian Government 7.25% 2012	2,578,860	14,810
Hungarian Government 6.75% 2017	3,379,570	19,072
Swedish Government 5.00% 2009	SKr189,325	29,544
Swedish Government 5.00% 2020	39,290	6,445
South Korean Government 5.00% 2011	KRW11,613,590	12,148
South Korean Government 4.25% 2014	3,978,800	3,903
South Korean Government 5.25% 2015	17,265,710	17,908
Israeli Government 7.50% 2014[2]	ILS35,117	9,785
Israeli Government 6.50% 2016[2]	70,755	18,729
Israeli Government 5.50% 2017[2]	19,200	4,731
Singapore (Republic of) 4.375% 2009	S$14,160	10,093
Singapore (Republic of) 3.125% 2011	14,955	10,765
Singapore (Republic of) 3.75% 2016	13,160	9,902
United Kingdom 5.00% 2008	£1,135	2,252
United Kingdom 4.75% 2015	9,596	19,343
United Kingdom 4.75% 2020	1,340	2,717
United Kingdom 4.75% 2038	2,970	6,343
Polish Government, Series 608, 5.75% 2008	PLN24,070	9,762
Polish Government 6.00% 2009	31,800	12,863
Polish Government 5.25% 2017	6,640	2,563
Queensland Treasury Corp. 6.00% 2015	A$23,470	19,525
Queensland Treasury Corp. 6.00% 2017	4,610	3,815
Malaysian Government 3.869% 2010	MYR27,435	8,371
Malaysian Government 3.718% 2012	17,800	5,382
Malaysian Government 4.262% 2016	20,900	6,393
Canadian Government 3.75% 2008	C$10,150	10,214
Canadian Government 5.50% 2010	6,900	7,223
Canadian Government 4.25% 2026[2,6]	1,274	1,746
United Mexican States Government Global 9.875% 2010	$1,000	1,109
United Mexican States Government 9.00% 2012	MXN35,000	3,342
United Mexican States Government Global 6.375% 2013	$1,260	1,343
United Mexican States Government, Series MI10, 9.50% 2014	MXN30,900	3,046
United Mexican States Government, Series M20, 10.00% 2024	93,400	9,971
Brazil (Federal Republic of) 10.00% 2014[2]	BRL22,915	11,321
French Government O.A.T. Eurobond 4.75% 2035	€6,540	9,669
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,373
German Government 3.50% 2016	€1,665	2,305
German Government, Series 6, 4.00% 2016	3,290	4,706
KfW 6.25% 2012	A$8,000	6,718
Belgium (Kingdom of), Series 40, 5.50% 2017	€3,050	4,816
Panama (Republic of) Global 7.125% 2026	$390	431
Panama (Republic of) Global 9.375% 2029	500	686
Panama (Republic of) Global 6.70% 2036[1]	3,450	3,657
Argentina (Republic of) 3.368% 2012[1,2,3]	4,000	2,219
Argentina (Republic of) 5.83% 2033[1,2,5,6]	ARS9,498	2,231
Russian Federation 8.25% 2010[1]	$1,945	2,021
Russian Federation 8.25% 2010[1,4]	1,111	1,155
Dominican Republic 9.04% 2018[1,4]	1,093	1,251
El Salvador (Republic of) 7.65% 2035[4]	580	671
		498,621

CONSUMER DISCRETIONARY — 8.32%
General Motors Corp. 7.20% 2011	5,875	5,420
General Motors Corp. 7.125% 2013	12,440	10,823
General Motors Corp. 7.25% 2013	€1,000	1,299
General Motors Corp. 8.80% 2021	$19,360	16,359
General Motors Corp. 9.40% 2021	1,000	893
General Motors Corp. 8.375% 2033	1,000	810
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	955
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	353
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	6,200	6,014
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	4,248
Charter Communications Operating, LLC, Term Loan Facilities B, 6.99% 2014[1,3]	11,500	10,765
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	3,280
Tele-Communications, Inc. 9.80% 2012	2,000	2,312
Comcast Corp. 5.85% 2015	6,275	6,330
Comcast Corp. 6.30% 2017	3,380	3,513
Comcast Corp. 6.95% 2037	8,730	9,453
News America Inc. 4.75% 2010	2,000	1,990
News America Holdings Inc. 9.25% 2013	2,500	2,925
News America Holdings Inc. 8.25% 2018	4,885	5,719
News America Inc. 6.65% 2037[4]	5,400	5,588
News America Inc. 6.75% 2038	1,000	1,095
AOL Time Warner Inc. 6.875% 2012	1,250	1,317
AOL Time Warner Inc. 7.625% 2031	10,635	11,803
Time Warner Inc. 6.50% 2036	3,410	3,329
Univision Communications, Inc., Second Lien Term Loan, 7.345% 2009[1,3]	725	710
Univision Communications Inc. 7.85% 2011	1,500	1,502
Univision Communications, Inc., First Lien Term Loan B, 7.21% 2014[1,3]	3,800	3,471
Univision Communications Inc. 9.75% 2015[4,5]	11,725	10,743
Federated Retail Holdings, Inc. 5.35% 2012	5,056	4,931
Federated Retail Holdings, Inc. 5.90% 2016	9,780	9,226
J.C. Penney Co., Inc. 8.00% 2010	6,655	6,932
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,797
J.C. Penney Corp., Inc. 5.75% 2018	2,940	2,767
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	2,096
K. Hovnanian Enterprises, Inc. 6.50% 2014	545	384
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,980	2,056
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,190	1,500
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,780	1,960
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,625	4,134
Michaels Stores, Inc., Term Loan B, 7.625% 2013[1,3]	2,239	2,066
Michaels Stores, Inc. 10.00% 2014	8,950	8,547
Michaels Stores, Inc. 0%/13.00% 2016[7]	750	415
Michaels Stores, Inc. 11.375% 2016	750	692
MGM MIRAGE 6.00% 2009	4,750	4,750
MGM MIRAGE 6.75% 2012	4,000	3,915
MGM MIRAGE 6.75% 2013	1,250	1,219
MGM MIRAGE 5.875% 2014	1,700	1,564
D.R. Horton, Inc. 8.00% 2009	2,700	2,625
D.R. Horton, Inc. 7.875% 2011	1,100	1,043
D.R. Horton, Inc. 5.25% 2015	4,980	3,961
D.R. Horton, Inc. 5.625% 2016	600	498
D.R. Horton, Inc. 6.50% 2016	1,245	1,082
CanWest Media Inc., Series B, 8.00% 2012	8,253	7,830
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	764
Dex Media, Inc., Series B, 0%/9.00% 2013[7]	1,400	1,281
Dex Media, Inc., Series B, 0%/9.00% 2013[7]	1,250	1,144
R.H. Donnelley Corp., Series A-1, 6.875% 2013	425	382
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,181
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,200	1,128
R.H. Donnelley Corp. 8.875% 2017[4]	2,000	1,860
Clear Channel Communications, Inc. 4.625% 2008	875	875
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,394
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,306
Clear Channel Communications, Inc. 5.50% 2014	1,425	1,088
Edcon Pty Ltd. 8.198% 2014[3]	€6,000	7,358
Radio One, Inc., Series B, 8.875% 2011	$6,600	6,196
Radio One, Inc. 6.375% 2013	1,300	1,081
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,276
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,702
Idearc Inc. 8.00% 2016	7,450	6,873
Cox Communications, Inc. 7.875% 2009	1,500	1,570
Cox Communications, Inc. 4.625% 2010	1,750	1,737
Cox Communications, Inc. 5.45% 2014	3,500	3,435
Allison Transmission Holdings, Inc., Term Loan B, 8.00% 2014[1,3]	5,000	4,672
Allison Transmission Holdings, Inc. 11.00% 2015[4]	2,250	2,059
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,202
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,495
Standard Pacific Corp. 5.125% 2009	2,000	1,590
Standard Pacific Corp. 6.875% 2011	300	202
Standard Pacific Corp. 7.75% 2013	4,500	3,015
Standard Pacific Corp. 6.25% 2014	1,345	894
Standard Pacific Corp. 7.00% 2015	1,340	891
Claire’s Stores, Inc., Term Loan, 7.595% 2014[1,3]	6,348	5,388
Claire’s Stores, Inc. 9.25% 2015[4]	1,675	1,164
Liberty Media Corp. 7.75% 2009	1,750	1,795
Liberty Media Corp. 7.875% 2009	2,200	2,245
Liberty Media Corp. 8.25% 2030	2,375	2,291
Beazer Homes USA, Inc. 8.625% 2011	5,000	3,875
Beazer Homes USA, Inc. 8.125% 2016	3,145	2,359
Delphi Automotive Systems Corp. 6.50% 2009[8]	7,500	4,537
Delphi Corp. 6.50% 2013[8]	480	281
Delphi Automotive Systems Corp. 6.55% 2006[8]	500	300
Delphi Automotive Systems Corp. 7.125% 2029[8]	1,750	1,076
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	6,122
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,820
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,003
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	975
Ford Motor Co., Term Loan B, 8.00% 2013[1,3]	5,224	4,845
Ford Motor Co. 6.50% 2018	555	411
Ford Motor Co. 8.875% 2022	315	252
NTL Cable PLC 8.75% 2014	2,675	2,668
NTL Cable PLC 8.75% 2014	€1,000	1,431
NTL Cable PLC 9.75% 2014	£700	1,344
Centex Corp. 5.70% 2014	$890	791
Centex Corp. 5.25% 2015	2,340	1,984
Centex Corp. 6.50% 2016	2,840	2,528
Time Warner Cable Inc. 5.40% 2012	5,000	5,015
Marriott International, Inc., Series J, 5.625% 2013	5,000	4,998
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,187
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	731
KB Home 5.875% 2015	1,630	1,414
KB Home 6.25% 2015	3,735	3,268
Thomson Learning 10.50% 2015[4]	4,500	4,348
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,428
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,803
Grupo Posadas, SA de CV 8.75% 2011[4]	4,000	4,110
Toys “R” Us, Inc. 7.625% 2011	4,580	3,882
Seminole Tribe of Florida 5.798% 2013[1,4]	1,575	1,611
Seminole Tribe of Florida 7.804% 2020[1,2,4]	1,500	1,572
Toll Brothers, Inc. 4.95% 2014	765	678
Toll Brothers, Inc. 5.15% 2015	2,435	2,213
Visteon Corp. 8.25% 2010	1,500	1,335
Visteon Corp. 7.00% 2014	2,000	1,510
Kabel Deutschland GmbH 10.625% 2014	2,625	2,769
American Media Operations, Inc. 8.875% 2011	3,030	2,579
American Media Operations, Inc. 8.875% 2011	110	94
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 9.00% 2012[1,3]	2,638	2,544
Vidéotron Ltée 6.875% 2014	1,625	1,599
Vidéotron Ltée 6.375% 2015	1,000	944
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,377
Boyd Gaming Corp. 7.75% 2012	1,350	1,374
Boyd Gaming Corp. 6.75% 2014	1,000	957
Viacom Inc. 6.25% 2016	2,040	2,056
Viacom Inc. 6.875% 2036	260	262
MDC Holdings, Inc. 5.50% 2013	2,385	2,284
Staples, Inc. 7.375% 2012	2,000	2,160
Young Broadcasting Inc. 10.00% 2011	2,716	2,135
Dillard’s, Inc. 6.625% 2008	700	699
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,427
Tenneco Automotive Inc. 8.625% 2014	2,000	1,975
Neiman Marcus Group, Inc. 9.00% 2015[5]	1,900	1,969
Cinemark USA, Inc., Term Loan B, 6.64% 2013[1,3]	836	794
Cinemark, Inc. 0%/9.75% 2014[7]	1,000	936
Limited Brands, Inc. 6.90% 2017	1,760	1,703
Dollar General Corp. 10.625% 2015[4]	1,050	969
Dollar General Corp. 11.875% 2017[4,5]	950	722
Goodyear Tire & Rubber Co. 8.663% 2009[3]	1,375	1,392
Quebecor Media Inc. 7.75% 2016	1,325	1,279
Thomson Corp. 6.20% 2012	1,035	1,081
YUM! Brands, Inc. 7.70% 2012	1,000	1,079
Regal Cinemas Corp., Series B, 9.375% 2012[2]	1,000	1,028
William Lyon Homes, Inc. 7.625% 2012	1,500	900
Carnival Corp. 6.15% 2008	750	752
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	656
AMC Entertainment Inc. 8.00% 2014	675	638
		425,381

INDUSTRIALS — 4.07%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[1]	1,000	1,009
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1]	3,570	3,610
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	277	267
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	1,446	1,388
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	2,162	2,173
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	3,351	3,402
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	1,204	1,212
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	3,927	3,809
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	634	636
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,325	1,259
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,691	2,812
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	2,545	2,711
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[1]	539	542
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1]	8,627	8,723
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[1]	1,000	976
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[1]	280	274
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	10,798	11,054
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	1,703	1,757
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 8.58% 2014[1,3]	5,677	5,645
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 8.60% 2014[1,3]	4,298	4,274
DAE Aviation Holdings, Inc. 11.25% 2015[4]	8,255	8,750
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[1]	1,310	1,271
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1]	1,559	1,578
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1]	1,850	1,869
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	8,535	8,970
AMR Corp. 9.00% 2016	1,500	1,436
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[1]	935	856
AMR Corp. 10.20% 2020	1,345	1,261
AMR Corp. 10.00% 2021[2]	1,200	1,095
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1]	453	451
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,8]	3,633	4,287
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	3,736	3,747
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[1]	436	438
United Air Lines, Inc., Term Loan B, 7.125% 2014[1,3]	717	673
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1]	644	645
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,2,8]	230	—
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1,2]	3,970	3,728
General Electric Co. 5.00% 2013	1,250	1,267
General Electric Co. 5.25% 2017	1,500	1,500
General Electric Capital Corp., Series A, 5.625% 2017	2,250	2,313
General Electric Capital Corp., Series A, 5.145% 2018[3]	1,000	968
General Electric Capital Corp., Series A, 5.258% 2026[2,3]	6,400	6,125
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,261
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	985
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,657
Allied Waste North America, Inc., Series B, 7.375% 2014	1,000	1,002
Allied Waste North America, Inc. 7.25% 2015	2,000	2,000
Allied Waste North America, Inc. 6.875% 2017	2,000	1,960
Northwest Airlines, Inc., Term Loan A, 6.58% 2018[1,3]	9,550	9,264
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	5,300	5,446
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[7]	4,200	2,972
Hutchison Whampoa International Ltd. 7.00% 2011[4]	500	528
Hutchison Whampoa International Ltd. 6.50% 2013[4]	6,750	7,104
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,896
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,226
Tyco International Group SA 6.125% 2008	2,375	2,396
Tyco International Group SA 7.00% 2028	620	658
Tyco International Group SA 6.875% 2029	2,380	2,417
Ashtead Group PLC 8.625% 2015[4]	1,000	880
Ashtead Capital, Inc. 9.00% 2016[4]	4,500	4,005
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4]	1,632	1,714
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,816	1,870
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,498
John Deere Capital Corp. 5.40% 2011	2,000	2,049
TFM, SA de CV 9.375% 2012	3,150	3,315
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,234
ARAMARK Corp., Term Loan B, 6.83% 2014[1,3]	1,202	1,146
ARAMARK Corp., Term Loan B, Letter of Credit, 6.83% 2014[1,3]	86	82
ARAMARK Corp. 8.411% 2015[3]	200	196
ARAMARK Corp. 8.50% 2015	1,775	1,806
Atrium Companies, Inc., Term Loan B, 8.46% 2012[1,3]	3,465	3,224
Terex Corp. 7.375% 2014	3,000	3,053
THL Buildco, Inc. 8.50% 2014	3,225	2,596
US Investigations Services 11.75% 2016[4]	2,955	2,586
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,433
American Standard Inc. 7.625% 2010	2,300	2,416
Atlas Copco AB 5.60% 2017[4]	2,340	2,345
CSX Corp. 5.75% 2013	2,300	2,331
USG Corp. 6.30% 2016	2,000	1,810
Waste Management, Inc. 7.375% 2010	650	687
WMX Technologies, Inc. 7.10% 2026	500	541
Union Pacific Corp. 5.75% 2017	1,080	1,078
Volvo Treasury AB 5.00% 2017	€590	816
RSC Holdings III, LLC, Second Lien Term Loan B, 8.75% 2013[1,3]	$696	649
BNSF Funding Trust I 6.613% 2055[3]	685	641
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	479	501
		208,035

TELECOMMUNICATION SERVICES — 3.81%
Nextel Communications, Inc., Series E, 6.875% 2013	16,720	16,485
Nextel Communications, Inc., Series D, 7.375% 2015	17,740	17,481
Sprint Capital Corp. 6.875% 2028	1,000	951
Sprint Capital Corp. 8.75% 2032	4,350	4,917
AT&T Corp. 7.30% 2011[3]	1,850	2,006
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,048
SBC Communications Inc. 5.10% 2014	2,700	2,676
SBC Communications Inc. 5.625% 2016	6,750	6,838
SBC Communications Inc. 6.45% 2034	2,130	2,202
AT&T Inc. 6.30% 2038	3,800	3,874
U S WEST Capital Funding, Inc. 6.375% 2008	100	100
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,359
Qwest Capital Funding, Inc. 7.25% 2011	6,475	6,410
Qwest Communications International Inc. 7.25% 2011	4,000	4,020
Qwest Corp. 8.875% 2012	1,250	1,344
Qwest Capital Funding, Inc. 7.625% 2021	350	317
U S WEST Capital Funding, Inc. 6.875% 2028	700	595
British Telecommunications PLC 5.15% 2013	4,000	3,996
British Telecommunications PLC 5.95% 2018	7,500	7,574
Verizon Communications Inc. 5.50% 2017	8,885	8,942
Verizon Global Funding Corp. 7.75% 2030	1,900	2,235
American Tower Corp. 7.125% 2012	5,250	5,421
American Tower Corp. 7.50% 2012	4,500	4,658
Intelsat, Ltd. 6.50% 2013	3,000	2,198
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,793
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[7]	1,200	987
Intelsat Corp. 9.00% 2016	2,500	2,531
Intelsat (Bermuda), Ltd. 9.25% 2016	2,000	2,020
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,797
Windstream Corp. 8.625% 2016	5,800	6,119
Cricket Communications, Inc. 9.375% 2014	4,880	4,599
Cricket Communications, Inc. 9.375% 2014[4]	2,700	2,545
France Télécom 7.75% 2011[3]	6,500	6,991
Rogers Wireless Inc. 7.25% 2012	3,825	4,150
Rogers Wireless Inc. 7.50% 2015	1,975	2,163
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	2,863
Hawaiian Telcom Communications, Inc. 10.318% 2013[3]	2,195	2,222
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,167
Rural Cellular Corp. 8.124% 2013[3]	5,500	5,610
Sogerim SA 7.25% 2011[3]	€905	1,387
Telecom Italia Capital SA 5.25% 2015	$4,000	3,903
Embarq Corp. 6.738% 2013	5,000	5,178
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,147
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,055
Centennial Communications Corp. 10.981% 2013[3]	500	514
Centennial Communications Corp., Centennial Cellular Operating Co. LLC
and Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	2,700	2,673
Cincinnati Bell Inc. 7.25% 2013	3,750	3,778
Triton PCS, Inc. 8.50% 2013	3,250	3,380
NTELOS Inc., Term Loan B, 7.10% 2011[1,3]	2,432	2,403
Level 3 Financing, Inc. 9.25% 2014	2,500	2,275
Digicel Group Ltd. 8.875% 2015[4]	2,000	1,835
Deutsche Telekom International Finance BV 8.125% 2012[3]	€835	1,341
Singapore Telecommunications Ltd. 6.375% 2011[4]	$750	795
		194,868

ENERGY — 2.62%
Williams Companies, Inc. 6.375% 2010[4]	1,000	1,016
Williams Companies, Inc. 7.125% 2011	500	531
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	3,098
Williams Companies, Inc. 8.125% 2012	6,180	6,759
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,588
Williams Companies, Inc. 8.75% 2032	2,400	2,946
TransCanada PipeLines Ltd. 6.35% 2067[3]	14,250	13,379
Gaz Capital SA 6.51% 2022[4]	8,940	8,522
Gaz Capital SA, Series 9, 6.51% 2022	1,750	1,668
Gaz Capital SA 7.288% 2037[4]	3,000	3,043
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,4]	2,673	2,670
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1]	37	37
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1]	675	756
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,4]	360	403
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,4]	7,500	7,296
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,4]	7,250	6,870
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	4,000	3,790
Southern Natural Gas Co. 5.90% 2017[4]	2,510	2,481
El Paso Natural Gas Co. 5.95% 2017	1,500	1,488
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	2,029
Southern Natural Gas Co. 8.00% 2032	750	839
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	1,009
Enterprise Products Operating LP 8.375% 2066[3]	4,195	4,302
Enterprise Products Operating LP 7.034% 2068[3]	805	731
LUKOIL International Finance BV 6.656% 2022[4]	6,100	5,711
Transocean Inc. 6.00% 2018	4,665	4,661
Qatar Petroleum 5.579% 2011[1,4]	4,278	4,418
TEPPCO Partners LP 7.00% 2067[3]	4,700	4,308
Kinder Morgan Inc., Term Loan B, 6.35% 2014[1,3]	2,418	2,408
K N Energy, Inc. 7.25% 2028	1,500	1,415
Teekay Shipping Corp. 8.875% 2011	3,350	3,530
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,100
Kinder Morgan Energy Partners LP 6.00% 2017	380	381
Kinder Morgan Energy Partners LP 6.50% 2037	900	892
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,4]	3,132	3,158
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,4]	3,133	3,099
Drummond Co., Inc. 7.375% 2016[4]	2,545	2,373
Overseas Shipholding Group, Inc. 8.25% 2013	2,250	2,295
Newfield Exploration Co. 6.625% 2014	1,000	995
Newfield Exploration Co. 6.625% 2016	1,250	1,231
Polar Tankers, Inc. 5.951% 2037[1,4]	2,250	2,187
Pemex Project Funding Master Trust 6.625% 2035	2,000	2,118
XTO Energy Inc. 6.25% 2017	2,000	2,102
Sunoco, Inc. 5.75% 2017	2,000	1,991
Premcor Refining Group Inc. 6.75% 2011	1,250	1,328
Premcor Refining Group Inc. 9.50% 2013	400	420
Encore Acquisition Co. 6.00% 2015	1,825	1,652
Gulfstream Natural Gas 6.19% 2025[4]	1,220	1,188
		134,212

ASSET-BACKED OBLIGATIONS[1]— 2.57%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,763
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,525
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	6,750	6,910
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,268
Chase Issuance Trust, Series 2007-A9, Class A, 5.058% 2014[3]	11,500	11,373
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2,4]	7,445	7,441
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 5.078% 2015[3,4]	5,000	4,881
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	9,340	9,363
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,288
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,540
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3]	7,338	7,308
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[4]	2,000	1,998
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2,4]	5,000	4,687
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[4]	3,000	3,015
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[4]	3,617	3,608
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 4.955% 2036[3]	5,000	4,725
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 4.925% 2037[3]	1,186	1,124
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	4,500	4,541
ABFC Trust, Series 2006-HE1, Class A-2C, 5.025% 2037[2,3]	5,000	4,025
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2,3]	4,500	4,021
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	4,000	4,006
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,795
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,403
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2,3]	4,000	3,328
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,981
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,797
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,731
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2,4]	2,000	1,895
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	1,547	1,545
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3]	1,500	1,386
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[2,3]	1,360	1,246
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	1,229	1,233
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[2]	1,560	1,225
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 5.015% 2036[3]	1,350	1,098
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 4.965% 2037[2,3]	2,031	914
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	512	503
		131,490

MATERIALS — 1.94%
Abitibi-Consolidated Co. of Canada 5.25% 2008	500	481
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,692
Abitibi-Consolidated Inc. 7.75% 2011	1,850	1,452
Abitibi-Consolidated Co. of Canada 8.491% 2011[3]	1,650	1,312
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	316
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,215	5,393
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,980
Stone Container Corp. 8.375% 2012	2,250	2,244
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,695
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,835	2,753
C5 Capital (SPV) Ltd. 6.196% (undated)[3,4]	5,000	4,950
C10 Capital (SPV) Ltd. 6.722% (undated)[3,4]	4,500	4,155
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,275	8,047
Stora Enso Oyj 6.404% 2016[4]	1,780	1,757
Stora Enso Oyj 7.25% 2036[4]	4,950	4,957
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,780
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,198
Bayer AG 5.00% (undated)[3]	€3,780	4,904
Alcoa Inc. 5.55% 2017	$4,700	4,568
UPM-Kymmene Corp. 5.625% 2014[4]	4,500	4,257
Owens-Brockway Glass Container Inc. 8.875% 2009	2,197	2,208
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,770
NewPage Corp. 10.00% 2012[4]	$3,500	3,535
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,458
Algoma Steel Inc. 9.875% 2015[4]	3,000	2,475
Norske Skogindustrier ASA 7.625% 2011[4]	2,500	2,400
Neenah Paper, Inc. 7.375% 2014	2,325	2,186
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,157
Plastipak Holdings, Inc. 8.50% 2015[4]	$2,000	2,010
Domtar Corp. 5.375% 2013	500	454
Domtar Corp. 7.125% 2015	1,500	1,478
Airgas, Inc. 6.25% 2014	2,000	1,920
JSG Funding PLC 7.75% 2015	2,000	1,910
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,850
Georgia-Pacific Corp. 8.125% 2011	500	510
Georgia-Pacific Corp., First Lien Term Loan B, 6.896% 2012[1,3]	1,005	958
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	228
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,215
Building Materials Corp. of America 7.75% 2014	1,850	1,425
Allegheny Technologies, Inc. 8.375% 2011	500	535
International Paper Co. 5.85% 2012	520	529
		99,102

HEALTH CARE — 1.86%
HealthSouth Corp. 10.829% 2014[3]	8,180	8,364
HealthSouth Corp. 10.75% 2016	6,715	7,051
HCA Inc., Term Loan B, 7.09% 2013[1,3]	12,870	12,403
HCA Inc. 9.125% 2014	580	605
HCA Inc. 9.25% 2016	680	716
HCA Inc. 9.625% 2016[5]	680	721
Schering-Plough Corp. 5.375% 2014	€1,020	1,464
Schering-Plough Corp. 6.00% 2017	$4,840	5,024
Schering-Plough Corp. 6.55% 2037	3,000	3,189
Coventry Health Care, Inc. 6.30% 2014	7,800	7,994
VWR International, Inc. 10.25% 2015[3,4,5]	7,320	7,009
Tenet Healthcare Corp. 6.375% 2011	700	640
Tenet Healthcare Corp. 9.875% 2014	4,100	3,926
Tenet Healthcare Corp. 9.25% 2015	2,150	1,999
PTS Acquisition Corp. 9.50% 2015[4,5]	5,295	4,937
AstraZeneca PLC 5.40% 2012	4,500	4,657
UnitedHealth Group Inc. 6.00% 2017[4]	4,500	4,553
WellPoint, Inc. 5.25% 2016	625	606
WellPoint, Inc. 5.875% 2017	3,000	3,026
Viant Holdings Inc. 10.125% 2017[4]	3,390	3,119
Mylan Inc., Term Loan B, 8.313% 2014[1,3]	2,600	2,578
Amgen Inc. 4.00% 2009	2,500	2,483
Elan Finance PLC and Elan Finance Corp. 9.249% 2013[3]	2,440	2,367
Surgical Care Affiliates, Inc. 10.00% 2017[4]	2,500	2,287
Humana Inc. 6.45% 2016	1,500	1,514
Cardinal Health, Inc. 6.30% 2016[4]	1,235	1,268
Warner Chilcott Corp. 8.75% 2015	650	673
		95,173

INFORMATION TECHNOLOGY — 1.64%
NXP BV and NXP Funding LLC 7.993% 2013[3]	8,025	7,413
NXP BV and NXP Funding LLC 7.875% 2014	5,600	5,348
NXP BV and NXP Funding LLC 9.50% 2015	12,000	11,025
Western Union Co. 5.055% 2008[3]	4,000	3,992
Western Union Co. 5.93% 2016	6,000	5,997
Celestica Inc. 7.875% 2011	6,750	6,531
Celestica Inc. 7.625% 2013	3,450	3,234
Sanmina-SCI Corp. 7.741% 2014[3,4]	2,000	1,938
Sanmina-SCI Corp. 8.125% 2016	7,425	6,618
Freescale Semiconductor, Inc., Term Loan B, 6.975% 2013[1,3]	1,293	1,201
Freescale Semiconductor, Inc. 8.875% 2014	5,000	4,487
SunGard Data Systems Inc. 9.125% 2013	5,500	5,624
First Data Corp., Term Loan B2, 7.634% 2014[1,3]	4,988	4,747
National Semiconductor Corp. 6.15% 2012	4,500	4,592
Ceridian Corp. 11.25% 2015[4]	3,900	3,627
Jabil Circuit, Inc. 5.875% 2010	3,060	3,098
Xerox Corp. 7.125% 2010	2,500	2,621
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	1,500	1,518
Exodus Communications, Inc. 11.625% 2010[2,8]	377	—
		83,611

UTILITIES — 1.61%
Edison Mission Energy 7.75% 2016	6,000	6,210
Midwest Generation, LLC, Series B, 8.56% 2016[1]	1,586	1,693
Edison Mission Energy 7.00% 2017	4,050	3,999
Edison Mission Energy 7.20% 2019	5,250	5,184
Edison Mission Energy 7.625% 2027	4,500	4,253
AES Corp. 9.50% 2009	695	723
AES Corp. 9.375% 2010	4,769	5,031
AES Corp. 8.75% 2013[4]	3,958	4,151
AES Red Oak, LLC, Series A, 8.54% 2019[1]	856	921
AES Ironwood, LLC 8.857% 2025[1]	1,102	1,213
AES Red Oak, LLC, Series B, 9.20% 2029[1]	2,500	2,788
ISA Capital do Brasil SA 7.875% 2012[4]	625	639
ISA Capital do Brasil SA 8.80% 2017[4]	6,500	6,711
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	3,920	3,845
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	2,000	1,932
NRG Energy, Inc. 7.25% 2014	725	709
NRG Energy, Inc. 7.375% 2016	4,675	4,570
National Grid PLC 6.30% 2016	2,315	2,367
National Grid Transco PLC 4.375% 2020	€1,290	1,621
Veolia Environnement 6.125% 2033	2,740	3,857
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	$2,200	2,142
MidAmerican Energy Holdings Co. 6.125% 2036	1,500	1,501
Constellation Energy Group, Inc. 6.125% 2009	1,800	1,836
Constellation Energy Group, Inc. 4.55% 2015	1,080	997
Cilcorp Inc. 8.70% 2009	1,000	1,056
Union Electric Co. 5.25% 2012	1,495	1,518
Texas Competitive Electric Holding Co. LLC 10.25% 2015[4]	2,500	2,488
SP PowerAssets Ltd. 3.80% 2008[4]	2,000	1,987
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	150
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,445
Mirant Americas Generation, Inc. 8.30% 2011	1,400	1,411
Exelon Generation Co., LLC 6.95% 2011	1,300	1,357
Scottish Power PLC 5.375% 2015	1,230	1,188
Israel Electric Corp. Ltd. 7.70% 2018[4]	500	578
PSEG Energy Holdings Inc. 8.625% 2008	408	411
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	100
		82,582

CONSUMER STAPLES — 0.88%
Tesco PLC 5.50% 2017[4]	6,955	6,950
Tesco PLC 5.50% 2033	£330	641
Tesco PLC 6.15% 2037[4]	$5,000	4,901
CVS Caremark Corp. 6.943% 2030[1,4]	7,575	7,619
SUPERVALU INC., Term Loan B, 6.396% 2012[1,3]	1,971	1,934
SUPERVALU INC. 7.50% 2012	585	608
Albertson’s, Inc. 7.25% 2013	2,410	2,476
Albertson’s, Inc. 8.00% 2031	2,000	2,039
Tyson Foods, Inc. 6.85% 2016[3]	4,305	4,439
Kroger Co. 6.40% 2017	4,130	4,327
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,531
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,382
Spectrum Brands, Inc. 7.375% 2015	2,600	1,937
Safeway Inc. 6.35% 2017	1,600	1,671
Kraft Foods Inc. 6.125% 2018	1,575	1,590
		45,045

MUNICIPALS — 0.07%
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,624
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,445	1,341
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	395	409
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	322	312
		3,686

Total bonds, notes & other debt instruments (cost: $4,438,947,000)		4,377,720

Convertible securities — 0.28%	Principal amount

CONSUMER DISCRETIONARY — 0.16%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	$8,640,000	6,102
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,272
		8,374

FINANCIALS — 0.12%
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037[3,4]	$7,500,000	5,886

Total convertible securities (cost: $14,410,000)		14,260

Preferred stocks — 3.00%	Shares

FINANCIALS — 2.92%
Fannie Mae, Series S, 8.25% noncumulative[9]	768,000	19,594
Fannie Mae, Series O, 7.00%[3,4]	135,855	6,296
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[3]	20,148,000	19,114
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[3,4]	3,025,000	3,065
Freddie Mac, Series Z, 8.375%[9]	618,440	16,311
Sumitomo Mitsui Banking Corp. 6.078%[3,4]	16,008,000	14,827
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[3,4]	5,555,000	5,605
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[3,4]	3,230,000	3,260
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[3]	800,000	1,075
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,4]	10,090,000	9,291
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[3,4]	10,800,000	9,143
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up3,4	6,030,000	6,594
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[3]	5,000,000	4,603
RBS Capital Trust I 4.709% noncumulative trust[3]	1,500,000	1,351
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4]	520,000	4,940
Banco Santander Central Hispano, SA 6.50%[10]	200,000	4,175
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[3]	3,100,000	4,010
ING Capital Funding Trust III 8.439% noncumulative[3]	2,700,000	2,862
Deutsche Bank Capital Funding Trust I 7.872%[3,4]	2,500,000	2,611
Wachovia Capital Trust III 5.80%[3]	2,450,000	2,191
XL Capital Ltd., Series E, 6.50%[3]	2,226	1,950
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[4]	65,000	1,916
Barclays Bank PLC 4.75%[3]	1,560,000	1,809
BNP Paribas Capital Trust 9.003% noncumulative trust[3,4]	850,000	910
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	750,000	802
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[3,4]	600,000	596
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	435
		149,336

MISCELLANEOUS — 0.08%
Other preferred stocks in initial period of acquisition		4,293

Total preferred stocks (cost: $164,923,000)		153,629

Common stocks — 0.30%

UTILITIES — 0.05%
Drax Group PLC	200,094	2,402

TELECOMMUNICATION SERVICES — 0.05%
American Tower Corp., Class A9	42,271	1,801
Sprint Nextel Corp., Series 1	33,726	443
Embarq Corp.	1,686	83
XO Holdings, Inc.[9]	1,134	2
		2,329

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[2,9,10]	306,464	1,226
UAL Corp.[9]	1,580	56
		1,282

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[9]	32,500	113

HEALTH CARE — 0.00%
Clarent Hospital Corp.[2,9]	16,114	3

MISCELLANEOUS — 0.18%
Other common stocks in initial period of acquisition		9,075

Total common stocks (cost: $16,235,000)		15,204

		Market value
Rights & warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	2,273	$1
XO Holdings, Inc., Series B, warrants, expire 2010[9]	1,704	—
XO Holdings, Inc., Series C, warrants, expire 2010[9]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[2,4,9]	1,000	—

Total rights & warrants (cost: $52,000)		1

	Principal amount
Short-term securities — 13.04%	(000)

Wells Fargo & Co. 4.30% due 1/14–1/18/2008	$81,400	81,242
U.S. Treasury Bills 3.20%–4.05% due 4/3–5/22/2008[11]	65,700	65,044
Procter & Gamble International Funding S.C.A. 4.47%–4.74% due 1/4–3/4/2008[4,11]	54,800	54,618
Federal Home Loan Bank 4.25%–4.61% due 1/4–1/22/2008[11]	54,233	54,147
Freddie Mac 4.0947%–4.62% due 3/10–12/8/2008[11]	53,000	52,130
Caterpillar Financial Services Corp. 4.20%–4.47% due 1/24–2/19/2008[11]	50,800	50,575
Coca-Cola Co. 4.47% due 1/15/2008[4,11]	49,000	48,909
IBM International Group Capital LLC 4.47% due 2/15/2008[4]	25,000	24,841
IBM Corp. 4.40% due 1/11/2008[4]	23,000	22,969
JPMorgan Chase & Co. 5.05% due 1/4/2008[11]	40,400	40,379
United Parcel Service Inc. 4.38%–4.53% due 1/3–3/19/2008[4,11]	37,900	37,688
International Bank for Reconstruction and Development 4.33% due 1/22/2008	30,500	30,430
Wal-Mart Stores Inc. 4.73% due 1/29/2008[4]	29,500	29,379
Harley-Davidson Funding Corp. 4.75% due 1/17/2008[4]	20,000	19,954
Edison Asset Securitization LLC 4.61% due 1/23/2008[4]	14,500	14,450
Hewlett-Packard Co. 4.52% due 1/2/2008[4,11]	14,000	13,996
Medtronic Inc. 4.22% due 1/22/2008[4]	9,700	9,675
International Lease Finance Corp. 4.69% due 1/3/2008	9,200	9,197
Paccar Financial Corp. 4.72% due 1/3/2008	7,100	7,097

Total short-term securities (cost: $666,635,000)		666,720

Total investment securities (cost: $5,301,202,000)		5,227,534
Other assets less liabilities		(112,935)

Net assets		$5,114,599

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $247,371,000.
[3]	Coupon rate may change periodically.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $979,499,000, which represented 19.15% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Index-linked bond whose principal amount moves with a government retail price index.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Security did not produce income during the last 12 months.
[10]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restriction on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Banco Santander Central Hispano, SA 6.50%	1/11/2007	$5,000	$4,175	.08%
DigitalGlobe Inc.	4/14/1999–7/31/2003	250	1,226	.02

Total restricted securities		$5,250	$5,401	.10%

[11]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Global Bond Fund
Investment portfolio

December 31, 2007

Bonds, notes & other debt instruments — 87.05%	Principal amount (000)	Market value (000)

EUROS — 20.08%
German Government 5.25% 2008	€920	US$ 1,343
German Government 4.50% 2009	2,500	3,669
German Government 3.75% 2013	1,650	2,361
German Government 4.50% 2013	3,975	5,900
German Government 4.25% 2014	2,880	4,212
German Government, Series 6, 4.00% 2016	7,125	10,192
German Government 4.25% 2017	7,425	10,791
German Government, Series 7, 4.00% 2018	2,085	2,964
German Government 6.25% 2024	275	478
German Government 4.75% 2034	1,225	1,822
Spanish Government 2.90% 2008	2,125	3,070
Spanish Government 4.20% 2013	640	934
Spanish Government 6.15% 2013	1,694	2,692
Netherlands Government Eurobond 5.00% 2012	100	151
Netherlands Government Eurobond 4.25% 2013	620	907
Netherlands Government Eurobond 7.50% 2023	400	769
Netherlands Government Eurobond 4.00% 2037	300	393
French Government O.A.T. Eurobond 4.75% 2035	914	1,351
Bayer AG 5.00% (undated)[1]	790	1,025
Pfizer Inc. 4.75% 2014	700	1,014
National Grid Transco PLC 4.375% 2020	500	628
Merrill Lynch & Co., Inc. 4.625% 2018	525	624
Schering-Plough Corp. 5.375% 2014	350	502
Shinsei Bank, Ltd. 3.75% 2016[1]	250	334
Shinsei Bank, Ltd. 3.75% 2016[1]	100	134
Sumitomo Mitsui Banking Corp. 4.375% (undated)[1]	350	433
Vodafone Group PLC 4.75% 2016	300	418
UniCredito Italiano SpA 3.95% 2016	300	380
UPM-Kymmene Corp. 6.125% 2012	200	294
Veolia Environnement 4.875% 2013	150	214
Veolia Environnement 6.125% 2033	55	77
Resona Bank, Ltd 4.125% (undated)[1]	200	264
Croatian Government 5.00% 2014	165	238
Saint-Gobain Nederland BV 5.00% 2014	150	210
Rodamco Europe Finance BV, Series 5, 3.75% 2012	145	196
Santander Perpetual, SA Unipersonal 4.375% (undated)[1]	150	196
Metro Finance BV 4.625% 2011	125	179
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	120	160
Northern Rock PLC, Series 7, 4.125% 2017[2]	100	132
PLD International Finance LLC 4.375% 2011	50	68
		61,719

JAPANESE YEN — 6.89%
Japanese Government 0.90% 2008	¥208,900	US$ 1,876
Japanese Government 1.80% 2008	89,000	801
Japanese Government 1.30% 2011	320,650	2,914
Japanese Government 0.50% 2013	163,000	1,416
Japanese Government 1.50% 2014	823,550	7,532
Japanese Government 1.70% 2016	589,250	5,412
Japanese Government 1.70% 2017	50,000	457
Japanese Government 2.30% 2035	87,400	776
		21,184

BRITISH POUNDS — 3.25%
United Kingdom 5.00% 2008	£115	228
United Kingdom 5.25% 2012	475	973
United Kingdom 5.00% 2014	1,025	2,091
United Kingdom 4.75% 2015	755	1,522
United Kingdom 4.00% 2016	1,920	3,674
United Kingdom 8.00% 2021	275	732
United Kingdom 4.75% 2038	310	662
Countrywide Home Loans, Inc. 5.875% 2008[3]	60	100
		9,982

ISRAELI SHEKELS — 2.84%
Israeli Government 7.50% 2014[3]	ILS 8,693	2,422
Israeli Government 6.50% 2016[3]	19,180	5,077
Israeli Government 5.50% 2017[3]	5,029	1,239
		8,738

AUSTRALIAN DOLLARS — 2.83%
Queensland Treasury Corp. 6.00% 2015	A$5,785	4,812
New South Wales Treasury Corp. 5.50% 2014	1,975	1,599
KfW 6.25% 2012	1,850	1,554
European Investment Bank 6.125% 2017	900	742
		8,707

SWEDISH KRONOR — 2.79%
Swedish Government 5.00% 2009	SKr17,290	2,698
Swedish Government 5.25% 2011	5,610	896
Swedish Government 4.00% 2012[2]	8,000	1,201
Swedish Government 5.00% 2020	8,770	1,439
Nordea Hypotek AB 4.00% 2012[2]	8,000	1,199
Stadshypotek AB 6.00% 2012[2]	7,000	1,144
		8,577

MALAYSIAN RINGGIT — 1.83%
Malaysian Government 3.869% 2010	MYR3,050	931
Malaysian Government 3.718% 2012	8,060	2,437
Malaysian Government 4.262% 2016	6,910	2,114
Malaysian Government 3.814% 2017	520	154
		5,636

SINGAPORE DOLLARS — 1.78%
Singapore (Republic of) 4.375% 2009	S$2,590	1,846
Singapore (Republic of) 3.125% 2011	3,820	2,750
Singapore (Republic of) 3.75% 2016	1,160	873
		5,469

SOUTH KOREAN WON — 1.69%
South Korean Government 5.00% 2011	KRW1,090,000	1,140
South Korean Government 5.25% 2015	1,566,430	1,625
South Korean Government 5.00% 2016	2,390,000	2,431
		5,196

POLISH ZLOTY — 1.60%
Polish Government, Series 608, 5.75% 2008	PLN1,560	US$ 633
Polish Government 6.00% 2009	3,290	1,331
Polish Government 5.75% 2010	6,750	2,711
Polish Government 5.25% 2017	650	251
		4,926

HUNGARIAN FORINT — 1.59%
Hungarian Government 7.25% 2012	HUF449,050	2,579
Hungarian Government 6.75% 2017	407,250	2,298
		4,877

EGYPTIAN POUNDS — 1.37%
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	EGP4,750	850
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	4,000	713
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	3,000	528
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	1,525	269
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	1,000	180
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	550	99
Egypt (Arab Republic of) Treasury Bill 0% 2008[3]	125	22
Egypt (Arab Republic of) 11.50% 2011[3]	1,125	224
Egypt (Arab Republic of) 8.75% 2012[3]	2,250	420
Egypt (Arab Republic of) 8.85% 2013[3]	5,000	921
		4,226

MEXICAN PESOS — 1.28%
United Mexican States Government 9.00% 2012	MXN20,000	1,910
United Mexican States Government, Series MI10, 9.50% 2014	16,500	1,626
United Mexican States Government, Series M20, 10.00% 2024	3,800	406
		3,942

DANISH KRONER — 1.26%
Nykredit 5.00% 2038[2]	DKr14,702	2,729
Nykredit 6.00% 2038[2,3]	3,000	583
Nordea Kredit 5.00% 2038[2]	2,988	556
		3,868

INDONESIAN RUPIAH — 1.07%
Indonesia (Republic of) 12.50% 2013	IDR 9,672,000	1,160
Indonesia (Republic of) 11.00% 2020	3,100,000	344
Indonesia (Republic of) 12.80% 2021	14,400,000	1,786
Indonesia (Republic of) 11.00% 2025	100,000	11
		3,301

TURKISH LIRE — 1.04%
Turkey (Republic of) Treasury Bill 0% 2008[3]	TRY2,110	1,661
Turkey (Republic of) 10.00% 2012[3,4]	629	562
Turkey (Republic of) 16.00% 2012[3]	790	672
European Investment Bank 0% 2016	1,000	311
		3,206

BRAZILIAN REAIS — 1.01%
Brazil (Federal Republic of) 10.00% 2014[3]	BRL2,600	1,284
Brazilian Treasury Bill 6.00% 2015[3,4]	1,673	861
Brazil (Federal Republic of) 10.00% 2017[3]	2,000	948
		3,093

CANADIAN DOLLARS — 0.53%
Canadian Government 3.75% 2008	C$ 460	463
Canadian Government 5.50% 2010	70	73
Canadian Government 4.50% 2015	1,050	1,095
		1,631

ARGENTINE PESOS — 0.23%
Argentina (Republic of) 5.83% 2033[2,3,4,5]	ARS3,008	US$ 706

COLOMBIAN PESOS — 0.17%
Colombia (Republic of) Global 11.75% 2010	COP 17,000	9
Colombia (Republic of) Global 12.00% 2015	139,000	77
Colombia (Republic of) Global 9.85% 2027	882,000	438
		524

DOMINICAN PESOS — 0.07%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[3]	DOP6,557	198

U.S. DOLLARS — 31.85%
U.S. Treasury 5.50% 2009	US$2,190	2,261
U.S. Treasury 4.25% 2011	1,090	1,127
U.S. Treasury 4.25% 2012[6]	1,750	1,811
U.S. Treasury 4.875% 2012[6]	5,642	5,984
U.S. Treasury 4.50% 2016[6]	3,750	3,902
U.S. Treasury 5.125% 2016[6]	6,175	6,683
U.S. Treasury 4.625% 2017[6]	4,010	4,191
Freddie Mac 5.75% 2008	500	502
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	94	72
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2,3,6]	720	555
Freddie Mac 5.50% 2037[2,6]	1,961	1,957
Freddie Mac 6.00% 2037[2,6]	2,710	2,752
Freddie Mac 6.00% 2037[2,6]	1,247	1,266
Freddie Mac 6.00% 2037[2]	455	462
Freddie Mac 6.00% 2037[2]	285	290
Freddie Mac 6.00% 2037[2]	280	284
Fannie Mae 4.50% 2035[2]	426	403
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[2,3]	406	324
Fannie Mae 6.00% 2036[2]	331	336
Fannie Mae 6.50% 2036[2]	460	470
Fannie Mae 5.50% 2037[2]	297	293
Fannie Mae 5.50% 2037[2]	244	241
Fannie Mae 6.00% 2037[2,6]	1,379	1,401
Fannie Mae 6.50% 2037[2]	248	255
Fannie Mae 7.00% 2037[2]	121	126
Federal Home Loan Bank 4.875% 2008	910	911
Federal Home Loan Bank 5.125% 2008	895	896
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[2]	380	382
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[2,6]	209	210
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[2]	751	761
Comcast Corp. 6.30% 2017	670	696
Comcast Corp. 6.95% 2037	570	617
Nextel Communications, Inc., Series E, 6.875% 2013	285	281
Nextel Communications, Inc., Series F, 5.95% 2014	175	165
Sprint Capital Corp. 6.875% 2028	300	285
Sprint Capital Corp. 8.75% 2032	500	565
Washington Mutual Bank, FA, Series 16, 5.125% 2015	250	212
Washington Mutual, Inc. 7.25% 2017	500	441
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,3,7]	100	58
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,7]	300	177
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,7]	300	240
Chase Issuance Trust, Series 2007-A9, Class A, 5.058% 2014[1,2]	1,000	989
American General Finance Corp., Series J, 6.90% 2017	175	175
American International Group, Inc., Series G, 5.85% 2018	620	625
American International Group, Inc., Series A-1, 6.25% 2087[1]	130	117
Goldman Sachs Group, Inc. 6.75% 2037	930	914
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[2]	899	911
Gaz Capital SA 6.51% 2022[7]	590	562
Gaz Capital SA, Series 9, 6.51% 2022	250	238
Gaz Capital SA 7.288% 2037[7]	100	101
Barclays Bank PLC 5.926% (undated)[1,7]	160	149
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)[1,3,7]	160	154
Barclays Bank PLC 7.434% (undated)[1,7]	495	515
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,7]	800	804
Citigroup Capital XXI 8.30% 2057	760	796
Standard Chartered Bank 6.40% 2017[7]	400	407
Standard Chartered PLC 6.409% (undated)[1,7]	400	363
Charles Schwab Corp., Series A, 6.375% 2017	125	129
Schwab Capital Trust I 7.50% 2037[1]	630	635
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[2]	720	722
HSBK (Europe) BV 7.75% 2013	235	224
HSBK (Europe) BV 7.25% 2017[7]	305	266
HSBK (Europe) BV 7.25% 2017	265	231
Lehman Brothers Holdings Inc. 6.50% 2017	640	649
Nielsen Finance LLC, Term Loan B, 7.146% 2013[1,2]	50	48
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	200	205
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	530	375
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	100	98
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[2]	320	324
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[2]	200	197
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3,6,7]	550	533
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,7]	25	23
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,7]	40	36
Capmark Financial Group, Inc. 5.875% 2012[7]	670	531
Capmark Financial Group, Inc. 6.30% 2017[7]	50	37
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	75	74
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[7]	200	194
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	40	38
Charter Communications Operating, LLC, Term Loan Facilities B, 6.99% 2014[1,2]	75	70
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	230	189
Tenet Healthcare Corp. 6.375% 2011	50	46
Tenet Healthcare Corp. 7.375% 2013	80	70
Tenet Healthcare Corp. 9.875% 2014	420	402
Tenet Healthcare Corp. 9.25% 2015	50	46
CVS Caremark Corp. 6.943% 2030[2,7]	560	563
Univision Communications, Inc., Second Lien Term Loan, 7.345% 2009[1,2]	25	24
Univision Communications Inc. 7.85% 2011	25	25
Univision Communications, Inc., First Lien Term Loan B, 7.21% 2014[1,2]	70	64
Univision Communications Inc. 9.75% 2015[5,7]	470	431
TransCanada PipeLines Ltd. 6.35% 2067[1]	570	535
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.141% 2036[1,2,3]	401	375
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1,2,3]	160	147
British Telecommunications PLC 5.95% 2018	500	505
Wells Fargo & Co. 5.625% 2017	500	501
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[1,2]	500	500
Royal Bank of Scotland Group PLC 6.99% (undated)[1,7]	500	499
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[2]	275	263
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[2]	242	234
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2,3]	359	251
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,2,3]	416	237
Turkey (Republic of) 7.25% 2015[6]	450	484
Countrywide Home Loans, Inc., Series M, 4.125% 2009	75	55
Countrywide Financial Corp., Series B, 5.80% 2012	585	428
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,7]	250	237
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2]	250	237
TuranAlem Finance BV, Series 8, 8.25% 2037	400	342
TuranAlem Finance BV 8.25% 2037[7]	150	128
NXP BV and NXP Funding LLC 7.993% 2013[1]	175	162
NXP BV and NXP Funding LLC 9.50% 2015	300	276
Intergen Power 9.00% 2017[7]	400	423
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[2]	26	26
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[2,3]	420	394
Hospitality Properties Trust 5.625% 2017	225	209
Hospitality Properties Trust 6.70% 2018	210	208
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	58	58
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[2]	85	83
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	74	78
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	182	194
Atlas Copco AB 5.60% 2017[7]	400	401
AOL Time Warner Inc. 7.625% 2031	145	161
Time Warner Inc. 6.50% 2036	240	234
Schering-Plough Corp. 6.00% 2017	380	394
AstraZeneca PLC 5.40% 2012	380	393
Argentina (Republic of) 3.368% 2012[1,2,3]	600	333
Argentina (Republic of) GDP-Linked 2035	435	50
American Tower Corp. 7.125% 2012	50	52
American Tower Corp. 7.00% 2017[7]	325	328
LUKOIL International Finance BV 6.356% 2017	300	286
LUKOIL International Finance BV 6.656% 2022[7]	100	94
Edison Mission Energy 7.50% 2013	25	26
Edison Mission Energy 7.75% 2016	50	52
Midwest Generation, LLC, Series B, 8.56% 2016[2]	79	85
Edison Mission Energy 7.20% 2019	100	99
Edison Mission Energy 7.625% 2027	125	118
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[2]	383	378
C10 Capital (SPV) Ltd. 6.722% (undated)[1,7]	400	369
Stora Enso Oyj 6.404% 2016[7]	185	183
Stora Enso Oyj 7.25% 2036[7]	180	180
Sunoco, Inc. 5.75% 2017	350	348
TL Acquisitions, Inc., Term Loan B, 7.60% 2014[1,2]	75	71
Thomson Learning 10.50% 2015[7]	260	251
Thomson Learning 0%/13.25% 2015[7,8]	30	24
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[2,3]	39	39
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[2]	304	306
Constellation Brands, Inc. 8.375% 2014	75	76
Constellation Brands, Inc. 7.25% 2017[7]	285	265
Safeway Inc. 6.35% 2017	310	324
Liberty Mutual Group Inc. 6.50% 2035[7]	30	27
Liberty Mutual Group Inc. 7.50% 2036[7]	120	117
Liberty Mutual Group Inc., Series A, 7.80% 2087[7]	200	178
CanWest Media Inc., Series B, 8.00% 2012	260	247
CanWest MediaWorks Inc. 9.25% 2015[7]	75	74
Ford Motor Credit Co. 7.375% 2009	25	24
Ford Motor Credit Co. 7.375% 2011	175	157
Ford Motor Co. 9.50% 2011	50	47
Ford Motor Co., Term Loan B, 8.00% 2013[1,2]	50	46
Ford Motor Co. 6.50% 2018	60	44
J.C. Penney Corp., Inc. 5.75% 2018	330	311
Kraft Foods Inc. 6.125% 2018	300	303
Bank of America Corp. 5.75% 2017	300	301
General Electric Co. 5.25% 2017	300	300
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[2]	309	299
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	100	105
Williams Companies, Inc. 8.125% 2012	50	55
Williams Companies, Inc. 8.75% 2032	110	135
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[2,3]	132	132
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[2]	157	161
Bausch & Lomb Inc. 9.875% 2015[7]	275	280
Verizon Communications Inc. 5.50% 2017	270	272
SunGard Data Systems Inc. 3.75% 2009	250	244
SunGard Data Systems Inc. 9.125% 2013	26	27
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,2]	268	267
Michaels Stores, Inc. 10.00% 2014	185	177
Michaels Stores, Inc. 11.375% 2016	50	46
Michaels Stores, Inc. 0%/13.00% 2016[8]	75	42
National Grid PLC 6.30% 2016	250	256
Kansas City Southern Railway Co. 7.50% 2009	250	252
Allison Transmission Holdings, Inc. 11.00% 2015[7]	225	206
Allison Transmission Holdings, Inc. 11.25% 2015[5,7]	50	44
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[2,3,7]	250	250
Prudential Financial, Inc., Series D, 6.00% 2017	250	249
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.871% 2042[1,2]	250	249
Corporación Andina de Fomento 5.75% 2017	250	248
Allied Waste North America, Inc., Series B, 5.75% 2011	200	197
Allied Waste North America, Inc., Series B, 6.125% 2014	50	48
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[1,7]	260	244
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[2]	250	241
Hawker Beechcraft 8.50% 2015[7]	125	125
Hawker Beechcraft 8.875% 2015[5,7]	90	89
Hawker Beechcraft 9.75% 2017[7]	25	25
Chubb Corp. 6.375% 2037[1]	245	239
BBVA International SA Unipersonal 5.919% (undated)[1,7]	270	237
Quebecor Media Inc. 7.75% 2016[7]	150	145
Quebecor Media Inc. 7.75% 2016	95	92
Lincoln National Corp. 7.00% 2066[1]	235	236
Resona Bank, Ltd. 5.85% (undated)[1,7]	250	233
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1,2]	250	231
Overseas Shipholding Group, Inc. 8.25% 2013	225	229
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,7]	250	226
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[1,2]	227	225
US Investigations Serivces 10.50% 2015[7]	200	184
US Investigations Serivces 11.75% 2016[7]	45	39
SLM Corp., Series A, 5.40% 2011	240	219
E*TRADE Financial Corp. 8.00% 2011	250	218
Radio One, Inc., Series B, 8.875% 2011	125	117
Radio One, Inc. 6.375% 2013	115	96
Coventry Health Care, Inc. 6.30% 2014	200	205
ARAMARK Corp., Term Loan B, 6.83% 2014[1,2]	21	20
ARAMARK Corp., Term Loan B, Letter of Credit, 6.83% 2014[1,2]	1	1
ARAMARK Corp. 8.50% 2015	180	183
Nationwide Financial Services, Inc. 6.75% 2067[1]	220	203
Tenneco Automotive Inc. 8.625% 2014	205	202
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1,2]	200	201
AXA SA 6.379% (undated)[1,7]	230	199
HCA Inc., Term Loan B, 7.09% 2013[1,2]	204	196
Cablevision Systems Corp., Series B, 8.00% 2012	200	195
Freescale Semiconductor, Inc., Term Loan B, 6.975% 2013[1,2]	25	23
Freescale Semiconductor, Inc. 9.125% 2014[5]	200	171
Glen Meadow Pass Through Trust 6.505% 2067[1,3,7]	200	192
ORIX Corp. 5.48% 2011	185	185
Scottish Power PLC 5.375% 2015	185	179
Ashtead Group PLC 8.625% 2015[7]	200	176
HSBC Holdings PLC 6.50% 2037	180	175
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 8.58% 2014[1,2]	43	42
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 8.60% 2014[1,2]	32	32
DAE Aviation Holdings, Inc. 11.25% 2015[7]	90	95
First Data Corp., Term Loan B2, 7.634% 2014[1,2]	175	166
Federated Retail Holdings, Inc. 5.35% 2012	85	83
Federated Retail Holdings, Inc. 5.90% 2016	85	80
Pinnacle Entertainment, Inc. 7.50% 2015[7]	175	160
Chohung Bank 4.50% 2014[1,3,7]	160	157
Gabonese Republic 8.20% 2017[6,7]	150	156
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	20	20
Stone Container Corp. 8.375% 2012	125	125
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	10	10
Enterprise Products Operating LP 8.375% 2066[1]	50	51
Enterprise Products Operating LP 7.034% 2068[1]	110	100
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[7]	160	150
Texas Competitive Electric Holding Co. LLC 10.25% 2015[7]	75	75
Texas Competitive Electric Holding Co. LLC 10.25% 2015[7]	75	75
American Media Operations, Inc., Series B, 10.25% 2009	165	141
American Media Operations, Inc., Series B, 10.25% 2009	6	5
D.R. Horton, Inc. 5.25% 2015	15	12
D.R. Horton, Inc. 5.625% 2016	35	29
D.R. Horton, Inc. 6.50% 2016	120	104
Metals USA Holdings Corp. 11.231% 2012[1,5,7]	50	41
Metals USA, Inc. 11.125% 2015	100	104
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 4.925% 2037[1,2]	153	145
Allstate Corp., Series B, 6.125% 2067[1]	150	145
Idearc Inc. 8.00% 2016	155	143
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 5.015% 2036[1,2]	175	142
NRG Energy, Inc. 7.25% 2014	145	142
K N Energy, Inc. 7.25% 2028	150	142
Kinder Morgan Energy Partners LP 6.00% 2017	140	140
Toys “R” Us, Inc. 7.625% 2011	165	140
Hanesbrands Inc., Series B, 8.204% 2014[1]	140	139
Kroger Co. 6.40% 2017	130	136
Hertz Corp. 10.50% 2016	125	130
Sanmina-SCI Corp. 6.75% 2013	30	26
Sanmina-SCI Corp. 8.125% 2016	115	102
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[7]	130	127
LBI Media, Inc. 8.50% 2017[7]	130	126
Nalco Co. 7.75% 2011	75	76
Nalco Co. 8.875% 2013	25	26
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	25	23
Centex Corp. 6.50% 2016	140	125
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	125	124
Stater Bros. Holdings Inc. 8.125% 2012	125	124
Serena Software, Inc. 10.375% 2016	125	124
Centennial Communications Corp. 10.00% 2013	75	78
Centennial Communications Corp. 10.981% 2013[1]	40	41
Fifth Third Capital Trust IV 6.50% 2067[1]	130	118
Young Broadcasting Inc. 10.00% 2011	150	118
Drummond Co., Inc. 7.375% 2016[7]	125	117
Ceridian Corp. 11.25% 2015[7]	125	116
Residential Capital Corp. 7.875% 2010[1]	50	32
Residential Capital, LLC 8.00% 2012[1]	70	43
General Motors Acceptance Corp. 6.75% 2014	50	40
Realogy Corp., Term Loan B, 8.24% 2013[1,2]	20	17
Realogy Corp., Term Loan B, Letter of Credit, 8.24% 2013[1,2]	5	5
Realogy Corp. 10.50% 2014[7]	100	75
Realogy Corp. 11.00% 2014[5,7]	25	17
HVB Funding Trust I 8.741% 2031[7]	100	111
Catlin Insurance Ltd. 7.249% (undated)[1,7]	120	110
Development Bank of Singapore Ltd. 7.125% 2011[7]	100	106
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.91% 2037[1,2]	106	103
AMC Entertainment Inc. 8.00% 2014	25	24
AMC Entertainment Inc., Series B, 11.00% 2016	75	79
Rural Cellular Corp. 8.124% 2013[1]	100	102
Albertson’s, Inc. 8.00% 2031	100	102
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[2]	100	102
R.H. Donnelley Corp., Series A-1, 6.875% 2013	40	36
R.H. Donnelley Corp. 8.875% 2017[7]	70	65
THL Buildco, Inc. 8.50% 2014	125	101
Mylan Inc., Term Loan B, 8.313% 2014[1,2]	100	99
SBC Communications Inc. 5.10% 2014	100	99
Southern Natural Gas Co. 5.90% 2017[7]	100	99
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.967% 2047[1,2]	101	97
JBS SA 10.50% 2016	100	97
Celestica Inc. 7.875% 2011	90	87
Celestica Inc. 7.625% 2013	10	9
Hawaiian Telcom Communications, Inc. 9.75% 2013	25	25
Hawaiian Telcom Communications, Inc., Term Loan C, 7.08% 2014[1,2]	20	19
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	50	52
Petroplus Finance Ltd. 6.75% 2014[7]	100	94
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,7]	100	94
TRW Automotive Inc. 7.00% 2014[7]	100	92
Viacom Inc. 6.25% 2016	90	91
Merrill Lynch & Co., Inc. 6.11% 2037	100	89
PTS Acquisition Corp. 9.50% 2015[5,7]	95	89
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	120	88
DRS Technologies, Inc. 6.875% 2013	60	60
DRS Technologies, Inc. 7.625% 2018	25	25
Banco Mercantil del Norte, SA 6.135% 2016[7]	85	84
Boyd Gaming Corp. 7.75% 2012	10	10
Boyd Gaming Corp. 6.75% 2014	25	24
Boyd Gaming Corp. 7.125% 2016	50	47
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.659% 2039[1,2]	80	81
Burlington Coat Factory Warehouse Corp. 11.125% 2014	100	81
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	75	79
HealthSouth Corp. 10.75% 2016	75	79
K. Hovnanian Enterprises, Inc. 8.875% 2012	20	11
K. Hovnanian Enterprises, Inc. 7.75% 2013	25	14
K. Hovnanian Enterprises, Inc. 6.50% 2014	50	35
K. Hovnanian Enterprises, Inc. 6.25% 2016	25	17
Telecom Italia Capital SA 7.20% 2036	70	77
Duane Reade Inc. 9.75% 2011	85	77
Navios Maritime Holdings Inc. 9.50% 2014	75	77
Ambac Financial Group, Inc. 6.15% 2087[1]	105	77
Intelsat (Bermuda), Ltd. 8.625% 2015	50	50
Intelsat (Bermuda), Ltd. 11.25% 2016	25	26
Standard Pacific Corp. 5.125% 2009	25	20
Standard Pacific Corp. 6.50% 2010	75	51
Standard Pacific Corp. 7.00% 2015	5	3
Georgia-Pacific Corp. 8.125% 2011	35	36
Georgia-Pacific Corp. 9.50% 2011	35	37
VWR International, Inc. 10.25% 2015[1,5,7]	75	72
Education Management LLC and Education Management Finance Corp. 8.75% 2014	50	50
Education Management LLC and Education Management Finance Corp. 10.25% 2016	20	21
MetroPCS Wireless, Inc. 9.25% 2014	75	71
TEPPCO Partners LP 7.00% 2067[1]	75	69
Surgical Care Affiliates, Inc. 8.875% 2015[5,7]	50	46
Surgical Care Affiliates, Inc. 10.00% 2017[7]	25	23
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	75	67
Warner Music Group 7.375% 2014	85	66
Level 3 Financing, Inc. 9.25% 2014	70	64
AEP Industries Inc. 7.875% 2013	65	62
Local T.V. Finance LLC 9.25% 2015[5,7]	60	58
Northern Rock PLC 6.594% (undated)[1,3,7]	100	57
Windstream Corp. 8.625% 2016	50	53
Lafarge 6.15% 2011	50	51
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	55	51
TransDigm Inc. 7.75% 2014	50	51
Hughes Communications, Inc. 9.50% 2014	50	51
Lazard Group LLC 6.85% 2017	50	49
Elizabeth Arden, Inc. 7.75% 2014	50	49
Mandalay Resort Group 6.375% 2011	25	25
MGM MIRAGE 6.75% 2013	25	24
Smithfield Foods, Inc. 7.75% 2017	50	49
Yankee Candle Co., Inc., Series B, 8.50% 2015	45	42
Tyson Foods, Inc. 6.85% 2016[1]	40	41
Accuride Corp. 8.50% 2015	50	41
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	35	37
Neiman Marcus Group, Inc. 9.00% 2015[5]	35	36
Qwest Capital Funding, Inc. 7.25% 2011	25	25
U S WEST Communications, Inc. 6.875% 2033	10	9
Liberty Media Corp. 8.25% 2030	35	34
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,7]	35	33
William Lyon Homes, Inc. 10.75% 2013	25	15
William Lyon Homes, Inc. 7.50% 2014	25	15
Universal Hospital Services, Inc. 8.288% 2015[1]	20	20
Universal Hospital Services, Inc. 8.50% 2015[5]	10	10
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 9.00% 2012[1,2]	5	5
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 11.50% 2013[1,2]	25	22
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	27
Berry Plastics Holding Corp. 10.25% 2016	30	26
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	25	26
Alion Science and Technology Corp. 10.25% 2015	30	26
Seneca Gaming Corp., Series B, 7.25% 2012	25	25
Esterline Technologies Corp. 6.625% 2017	25	25
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	25	25
Goodyear Tire & Rubber Co. 8.625% 2011	23	24
Cooper-Standard Automotive Inc. 7.00% 2012	25	22
Claire’s Stores, Inc., Term Loan, 7.595% 2014[1,2]	25	21
Warner Chilcott Corp. 8.75% 2015	20	21
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	20	19
Building Materials Corp. of America 7.75% 2014	25	19
Sensata Technologies BV 8.00% 2014[1]	20	19
Northwest Airlines, Inc., Term Loan B, 8.33% 2013[1,2]	9	9
Northwest Airlines, Inc., Term Loan A, 6.58% 2018[1,2]	10	9
Toll Brothers, Inc. 4.95% 2014	15	13
Toll Brothers, Inc. 5.15% 2015	5	5
Meritage Homes Corp. 6.25% 2015	25	18
Georgia Gulf Corp. 9.50% 2014	20	16
Goodman Global Holdings, Inc., Series B, 7.875% 2012	15	16
Viant Holdings Inc. 10.125% 2017[7]	15	14
Dole Food Co., Inc. 8.875% 2011	10	9
Riddell Bell Holdings Inc. 8.375% 2012	10	9
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	10	8
ACIH, Inc. 11.50% 2012[7]	10	6
		97,903

Total bonds, notes & other debt instruments (cost: $263,190,000)		267,609

Preferred stocks — 1.57%	Shares

EUROS — 0.75%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	750,000	970
Barclays Bank PLC 4.75%[1]	620,000	719
Allied Irish Banks, PLC 4.781%[1]	525,000	624
		2,313

U.S. DOLLARS — 0.30%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	600,000	569
Sumitomo Mitsui Banking Corp. 6.078%[1,7]	226,000	209
XL Capital Ltd., Series E, 6.50%[1]	155	136
		914

BRITISH POUNDS — 0.06%
Sumitomo Mitsui Banking Corp. 6.164%[1]	100,000	179

MISCELLANEOUS — 0.46%
Other preferred stocks in initial period of acquisition		1,409

Total preferred stocks (cost: $4,787,000)		4,815

	Principal amount
Short-term securities — 8.93%	(000)

BP Capital Markets PLC 4.20% due 2/14/2008[6,7]	US$5,100	5,073
Liberty Street Funding Corp. 6.25% due 1/2/2008[7]	2,400	2,399
ING (U.S.) Funding LLC 5.15% due 1/9/2008	2,400	2,397
American Honda Finance Corp. 4.50% due 1/3/2008[6]	2,300	2,299
BASF AG 4.52% due 1/24/2008[6,7]	2,200	2,193
HBOS Treasury Services PLC 4.80% due 1/15/2008[6]	2,040	2,036
Fannie Mae 4.24% due 1/22/2008	2,000	1,995
Electricité de France 4.30% due 3/10/2008[6]	1,800	1,784
Coca-Cola Co. 4.20% due 1/9/2008[7]	1,600	1,598
General Electric Capital Corp. 4.15% due 1/2/2008	1,300	1,300
Danske Corp. 4.82% due 1/17/2008[7]	1,300	1,297
Calyon North America Inc. 4.50% due 2/21/2008[6]	1,177	1,169
Variable Funding Capital Corp. 5.30% due 1/17/2008[7]	900	898
Bank of Ireland 4.90% due 1/28/2008[7]	600	598
National Australia Funding (Delaware) Inc. 4.55% due 1/11/2008[7]	400	399

Total short-term securities (cost: $27,437,000)		27,435

Total investment securities (cost: $295,414,000)		299,859
Other assets less liabilities		7,541

Net assets		US$307,400

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,819,000.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
[7]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,220,000, which represented 9.83% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Security did not produce income during the last 12 months.

High-Income Bond Fund
Investment portfolio

December 31, 2007

Bonds, notes & other debt instruments — 84.64%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 23.71%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$1,167	$1,149
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	872
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,875	2,789
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	1,000	740
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,208	5,960
Charter Communications Operating, LLC, Term Loan Facilities B, 6.99% 2014[2,3,4]	8,225	7,699
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	1,025	997
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	6,975	5,719
Univision Communications, Inc., Second Lien Term Loan, 7.345% 2009[2,3,4]	500	490
Univision Communications, Inc., First Lien Term Loan B, 7.21% 2014[2,3,4]	4,850	4,430
Univision Communications Inc. 9.75% 2015[1,5]	13,990	12,818
General Motors Corp. 7.20% 2011	1,485	1,370
General Motors Corp. 7.125% 2013	4,020	3,497
General Motors Corp. 7.25% 2013	€400	520
General Motors Corp. 7.70% 2016	$900	765
General Motors Corp. 8.80% 2021	7,957	6,724
General Motors Corp. 8.25% 2023	250	200
General Motors Corp. 8.375% 2033	700	567
Michaels Stores, Inc., Term Loan B, 7.625% 2013[2,3,4]	2,239	2,067
Michaels Stores, Inc. 10.00% 2014	7,575	7,234
Michaels Stores, Inc. 0%/13.00% 2016[6]	575	318
Michaels Stores, Inc. 11.375% 2016	1,800	1,661
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	815
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	229
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	229
R.H. Donnelley Corp., Series A-2, 6.875% 2013	1,275	1,147
R.H. Donnelley Corp., Series A-1, 6.875% 2013	225	202
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,433
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,675	1,574
R.H. Donnelley Corp. 8.875% 2017[1]	4,785	4,450
TL Acquisitions, Inc., Term Loan B, 7.60% 2014[2,3,4]	2,943	2,790
Thomson Learning 0%/13.25% 2015[1,6]	1,620	1,290
Thomson Learning 10.50% 2015[1]	4,650	4,493
Allison Transmission Holdings, Inc. 11.00% 2015[1]	1,000	915
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	8,050	7,144
Sun Media Corp. 7.625% 2013	1,500	1,468
Quebecor Media Inc. 7.75% 2016[1]	3,450	3,329
Quebecor Media Inc. 7.75% 2016	3,350	3,233
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	1,950
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	592
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,075	758
K. Hovnanian Enterprises, Inc. 6.50% 2014	495	349
K. Hovnanian Enterprises, Inc. 6.25% 2015	920	635
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,575	1,079
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,990	2,108
K. Hovnanian Enterprises, Inc. 8.625% 2017	695	511
CanWest Media Inc., Series B, 8.00% 2012	7,076	6,713
CanWest MediaWorks Inc. 9.25% 2015[1]	750	738
Mirage Resorts, Inc. 6.75% 2008	500	502
MGM MIRAGE 6.00% 2009	1,000	1,000
MGM MIRAGE 6.75% 2012	1,050	1,028
MGM MIRAGE 6.75% 2013	3,130	3,052
MGM MIRAGE 6.625% 2015	1,550	1,461
American Media Operations, Inc., Series B, 10.25% 2009	4,375	3,746
American Media Operations, Inc., Series B, 10.25% 2009	159	136
American Media Operations, Inc. 8.875% 2011	3,480	2,962
American Media Operations, Inc. 8.875% 2011	127	108
Ford Capital BV 9.50% 2010	200	189
Ford Motor Co., Term Loan B, 8.00% 2013[2,3,4]	1,990	1,846
Ford Motor Co. 6.50% 2018	5,614	4,161
Ford Motor Co. 8.875% 2022	785	628
CSC Holdings, Inc., Series B, 8.125% 2009	3,650	3,718
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,623
Tenneco Automotive Inc., Series B, 10.25% 2013	772	826
Tenneco Automotive Inc. 8.625% 2014	3,535	3,491
Tenneco Automotive Inc. 8.125% 2015[1]	1,750	1,741
Idearc Inc. 8.00% 2016	6,400	5,904
Young Broadcasting Inc. 10.00% 2011	7,467	5,871
Toys “R” Us, Inc. 7.625% 2011	5,455	4,623
Toys “R” Us-Delaware, Inc., Term Loan B, 9.155% 2012[2,3,4]	1,244	1,205
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,350	1,362
Education Management LLC and Education Management Finance Corp. 10.25% 2016	3,995	4,135
Cinemark USA, Inc., Term Loan B, 6.64% 2013[2,3,4]	3,123	2,966
Cinemark, Inc. 0%/9.75% 2014[6]	2,625	2,458
Pinnacle Entertainment, Inc. 7.50% 2015[1]	5,500	5,019
NTL Cable PLC 8.75% 2014	3,590	3,581
NTL Cable PLC 8.75% 2014	€500	715
NTL Cable PLC 9.75% 2014	£300	576
Burlington Coat Factory Warehouse Corp. 11.125% 2014	$5,675	4,583
Radio One, Inc., Series B, 8.875% 2011	4,000	3,755
Radio One, Inc. 6.375% 2013	900	748
Boyd Gaming Corp. 7.75% 2012	1,300	1,323
Boyd Gaming Corp. 6.75% 2014	1,550	1,484
Boyd Gaming Corp. 7.125% 2016	1,725	1,639
Claire’s Stores, Inc., Term Loan, 7.595% 2014[2,3,4]	4,169	3,538
Claire’s Stores, Inc. 9.25% 2015[1]	1,250	869
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,000	4,387
Local T.V. Finance LLC 9.25% 2015[1,5]	4,485	4,306
Bon-Ton Department Stores, Inc. 10.25% 2014	5,400	4,104
LBI Media, Inc. 8.50% 2017[1]	4,210	4,078
Standard Pacific Corp. 5.125% 2009	1,675	1,332
Standard Pacific Corp. 6.50% 2010	675	462
Standard Pacific Corp. 6.875% 2011	300	202
Standard Pacific Corp. 6.25% 2014	700	465
Standard Pacific Corp. 7.00% 2015	1,935	1,287
Grupo Posadas, SA de CV 8.75% 2011[1]	3,450	3,545
Kabel Deutschland GmbH 10.625% 2014	3,350	3,534
Beazer Homes USA, Inc. 8.125% 2016	4,350	3,262
Neiman Marcus Group, Inc. 9.00% 2015[5]	3,095	3,207
Hanesbrands Inc., Series B, 8.204% 2014[2]	3,215	3,199
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,225	3,185
Vidéotron Ltée 6.875% 2014	1,995	1,963
Vidéotron Ltée 6.375% 2015	1,220	1,151
Edcon Pty Ltd. 8.198% 2014[2]	€2,500	3,066
Delphi Automotive Systems Corp. 6.50% 2009[7]	$3,500	2,117
Delphi Corp. 6.50% 2013[7]	555	325
Delphi Automotive Systems Corp. 6.55% 2006[7]	250	150
Delphi Automotive Systems Corp. 7.125% 2029[7]	750	461
Viacom Inc. 5.75% 2011	3,000	3,040
Liberty Media Corp. 7.875% 2009	1,000	1,020
Liberty Media Corp. 8.25% 2030	2,000	1,929
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,853
iesy Repository GmbH 10.125% 2015	€500	765
iesy Repository GmbH 10.375% 2015[1]	$2,000	2,050
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 9.00% 2012[2,3,4]	1,077	1,039
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 11.50% 2013[2,3,4]	1,775	1,577
Mohegan Tribal Gaming Authority 6.375% 2009	1,695	1,703
Mohegan Tribal Gaming Authority 6.125% 2013	250	246
Mohegan Tribal Gaming Authority 7.125% 2014	575	559
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,488
AMC Entertainment Inc. 8.00% 2014	500	473
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,851
KB Home 5.875% 2015	685	594
KB Home 6.25% 2015	1,810	1,584
Seneca Gaming Corp., Series B, 7.25% 2012	2,125	2,152
Riddell Bell Holdings Inc. 8.375% 2012	2,200	1,991
Goodyear Tire & Rubber Co. 8.663% 2009[2]	675	683
Goodyear Tire & Rubber Co. 8.625% 2011	1,142	1,196
Sealy Mattress Co. 8.25% 2014	1,950	1,872
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,850	1,841
WDAC Intermediate Corp. 8.375% 2014[1]	1,450	1,450
WDAC Intermediate Corp. 8.50% 2014	€250	344
Visteon Corp. 8.25% 2010	$2,000	1,780
William Lyon Homes, Inc. 10.75% 2013	1,750	1,059
William Lyon Homes, Inc. 7.50% 2014	1,125	681
Warner Music Group 7.375% 2014	2,000	1,550
Dollarama Group LP and Dollarama Corp. 8.875% 2012	1,500	1,538
J.C. Penney Co., Inc. 8.00% 2010	750	781
J.C. Penney Co., Inc. 9.00% 2012	495	557
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,500	1,337
D.R. Horton, Inc. 8.00% 2009	875	851
D.R. Horton, Inc. 7.875% 2011	300	285
D.R. Horton, Inc. 6.875% 2013	200	179
Meritage Corp. 7.00% 2014	500	360
Meritage Homes Corp. 6.25% 2015	1,300	910
Royal Caribbean Cruises Ltd. 8.00% 2010	875	909
Royal Caribbean Cruises Ltd. 8.75% 2011	275	288
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,067
Dillard’s, Inc. 6.625% 2008	700	699
Dillard Department Stores, Inc. 9.125% 2011	350	357
Clear Channel Communications, Inc. 5.75% 2013	695	576
Clear Channel Communications, Inc. 5.50% 2014	605	462
Regal Cinemas Corp., Series B, 9.375% 2012[8]	1,000	1,028
Gaylord Entertainment Co. 8.00% 2013	500	500
Gaylord Entertainment Co. 6.75% 2014	500	474
TRW Automotive Inc. 7.00% 2014[1]	1,000	925
Dollar General Corp. 10.625% 2015[1]	425	392
Dollar General Corp. 11.875% 2017[1,5]	375	285
Warnaco, Inc. 8.875% 2013	500	510
Harrah’s Operating Co., Inc. 5.625% 2015	400	292
Carmike Cinemas, Inc., Term Loan B, 8.65% 2012[2,3,4]	289	283
Cooper-Standard Automotive Inc. 7.00% 2012	250	218
Ryland Group, Inc. 5.375% 2008	167	166
KAC Acquisition Corp. 8.00% 2026[1,5,8]	84	84
Stoneridge, Inc. 11.50% 2012	10	10
		315,813

INDUSTRIALS — 11.87%
Nielsen Finance LLC, Term Loan B, 7.146% 2013[2,3,4]	249	237
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,600	7,809
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	9,965	7,050
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 8.58% 2014[2,3,4]	3,463	3,443
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 8.60% 2014[2,3,4]	2,622	2,607
DAE Aviation Holdings, Inc. 11.25% 2015[1]	6,845	7,256
Calair LLC and Calair Capital Corp. 8.125% 2008	1,000	1,005
Continental Airlines, Inc. 8.75% 2011	1,250	1,184
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	553	535
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	721	732
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	1,400	1,394
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	733	738
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	2,800	2,667
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,712	1,717
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	986	1,031
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	874	870
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[3]	1,855	1,834
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	2,000	1,940
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,440	1,513
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	3,409	3,123
AMR Corp. 10.00% 2021[8]	1,000	913
Hawker Beechcraft 8.50% 2015[1]	725	727
Hawker Beechcraft 8.875% 2015[1,5]	8,110	8,049
Hawker Beechcraft 9.75% 2017[1]	250	249
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	1,005
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,477
Allied Waste North America, Inc. 7.875% 2013	400	411
Allied Waste North America, Inc., Series B, 6.125% 2014	1,750	1,691
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,108
Allied Waste North America, Inc. 7.25% 2015	100	100
Allied Waste North America, Inc. 6.875% 2017	700	686
Delta Air Lines, Inc., Term Loan A, 6.84% 2012[2,3,4]	2,000	1,890
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	2,500	2,528
Delta Air Lines, Inc., Second Lien Term Loan B, 8.082% 2014[2,3,4]	2,985	2,854
DRS Technologies, Inc. 6.875% 2013	3,575	3,575
DRS Technologies, Inc. 6.625% 2016	2,000	1,985
DRS Technologies, Inc. 7.625% 2018	875	890
NTK Holdings Inc. 0%/10.75% 2014[3,6]	5,250	3,098
THL Buildco, Inc. 8.50% 2014	3,935	3,168
ARAMARK Corp., Term Loan B, 6.83% 2014[2,3,4]	2,301	2,194
ARAMARK Corp., Term Loan B, Letter of Credit, 6.83% 2014[2,3,4]	164	157
ARAMARK Corp. 8.411% 2015[2]	100	98
ARAMARK Corp. 8.50% 2015	3,375	3,434
US Investigations Services, Inc., Term Loan B, 7.91% 2015[2,3,4]	997	944
US Investigations Services 10.50% 2015[1]	2,925	2,691
US Investigations Services 11.75% 2016[1]	2,500	2,188
Northwest Airlines, Inc., Term Loan B, 8.33% 2013[2,3,4]	2,283	2,197
Northwest Airlines, Inc., Term Loan A, 6.58% 2018[2,3,4]	3,572	3,465
Ashtead Group PLC 8.625% 2015[1]	2,050	1,804
Ashtead Capital, Inc. 9.00% 2016[1]	4,125	3,671
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	1,520	1,525
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	651	653
United Air Lines, Inc., Term Loan B, 7.125% 2014[2,3,4]	1,434	1,345
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	1,127	1,128
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3,8]	500	463
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	4,319	4,519
Alion Science and Technology Corp. 10.25% 2015	5,190	4,450
TransDigm Inc. 7.75% 2014	4,075	4,157
Goodman Global Holdings, Inc., Series B, 7.875% 2012	2,945	3,048
Goodman Global Holdings, Inc., Series B, 7.991% 2012[2]	359	358
Kansas City Southern Railway Co. 9.50% 2008	685	702
Kansas City Southern Railway Co. 7.50% 2009	2,365	2,380
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,562
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	478
Sequa Corp., Term Loan B, 8.08% 2014[2,3,4]	3,000	2,948
TFM, SA de CV 9.375% 2012	2,150	2,263
Atrium Companies, Inc., Term Loan B, 8.46% 2012[2,3,4]	1,485	1,382
ACIH, Inc. 11.50% 2012[1]	1,225	704
Esterline Technologies Corp. 6.625% 2017	2,000	1,990
Accuride Corp. 8.50% 2015	2,390	1,948
RSC Holdings III, LLC, Second Lien Term Loan B, 8.75% 2013[2,3,4]	1,753	1,635
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,597
Hertz Corp. 10.50% 2016	1,275	1,326
Navios Maritime Holdings Inc. 9.50% 2014	1,175	1,207
FTI Consulting, Inc. 7.625% 2013	1,000	1,030
Terex Corp. 7.375% 2014	1,000	1,018
Quebecor World Inc. 8.75% 2016[1]	1,000	741
H&E Equipment Services, Inc. 8.375% 2016	685	637
		158,126

FINANCIALS — 7.82%
Residential Capital, LLC 5.646% 2008[2]	1,250	1,075
Residential Capital Corp. 8.544% 2009[1,2]	2,750	1,368
Residential Capital Corp. 7.875% 2010[2]	4,675	3,015
General Motors Acceptance Corp. 7.25% 2011	2,197	1,927
General Motors Acceptance Corp. 6.625% 2012	500	416
General Motors Acceptance Corp. 6.875% 2012	300	252
General Motors Acceptance Corp. 7.00% 2012	1,450	1,231
Residential Capital, LLC 8.00% 2012[2]	990	614
General Motors Acceptance Corp. 6.75% 2014	2,565	2,071
General Motors Acceptance Corp. 7.324% 2014[2]	1,650	1,326
General Motors Acceptance Corp. 8.00% 2031	480	404
Ford Motor Credit Co. 5.80% 2009	1,000	949
Ford Motor Credit Co. 7.375% 2009	475	447
Ford Motor Credit Co. 7.875% 2010	2,125	1,962
Ford Motor Credit Co. 9.75% 2010[2]	750	716
Ford Motor Credit Co. 7.375% 2011	1,425	1,277
Ford Motor Credit Co. 9.875% 2011	2,000	1,893
Ford Motor Credit Co. 7.993% 2012[2]	3,300	2,774
Realogy Corp., Term Loan B, 8.24% 2013[2,3,4]	1,254	1,103
Realogy Corp., Term Loan B, Letter of Credit, 8.24% 2013[2,3,4]	338	297
Realogy Corp. 10.50% 2014[1]	5,375	4,031
Realogy Corp. 11.00% 2014[1,5]	5,100	3,557
Realogy Corp. 12.375% 2015[1]	1,000	633
Washington Mutual Bank, FA 5.65% 2014	1,000	884
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2,8]	7,600	4,408
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	2,000	1,181
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,2]	2,500	2,003
TuranAlem Finance BV 7.875% 2010	1,500	1,406
TuranAlem Finance BV 7.75% 2013[1]	2,000	1,730
TuranAlem Finance BV 8.50% 2015	500	441
TuranAlem Finance BV 8.50% 2015[1]	260	229
TuranAlem Finance BV 8.25% 2037[1]	3,710	3,172
Citigroup Capital XXI 8.30% 2057	5,625	5,890
Host Marriott, LP, Series M, 7.00% 2012	2,970	2,985
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,139
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,150	1,150
Countrywide Home Loans, Inc., Series L, 3.25% 2008	375	339
Countrywide Home Loans, Inc., Series M, 4.125% 2009	1,475	1,082
Countrywide Home Loans, Inc., Series K, 5.625% 2009	1,775	1,355
Countrywide Financial Corp., Series A, 4.50% 2010	390	284
Countrywide Home Loans, Inc., Series L, 4.00% 2011	1,460	1,055
Countrywide Financial Corp., Series B, 5.80% 2012	1,165	852
E*TRADE Financial Corp. 8.00% 2011	1,725	1,505
E*TRADE Financial Corp. 7.375% 2013	225	174
E*TRADE Financial Corp. 7.875% 2015	3,935	3,020
HSBK (Europe) BV 7.75% 2013	1,690	1,614
HSBK (Europe) BV 7.75% 2013[1]	270	258
HSBK (Europe) BV 7.25% 2017[1]	2,400	2,094
CIT Group Inc. 7.625% 2012	3,600	3,653
Rouse Co. 3.625% 2009	615	589
Rouse Co. 7.20% 2012	1,495	1,431
Rouse Co. 6.75% 2013[1]	1,575	1,471
Capmark Financial Group, Inc. 5.529% 2010[1,2]	1,250	1,008
Capmark Financial Group, Inc. 5.875% 2012[1]	2,300	1,822
Catlin Insurance Ltd. 7.249% (undated)[1,2]	2,500	2,289
Lazard Group LLC 7.125% 2015	1,190	1,213
Lazard Group LLC 6.85% 2017	975	965
HSBC Finance Corp. 5.00% 2015	2,265	2,164
Northern Rock PLC 5.60% (undated)[1,2,8]	600	345
Northern Rock PLC 6.594% (undated)[1,2,8]	3,050	1,754
ILFC E-Capital Trust II 6.25% 2065[1,2]	2,000	1,914
Kazkommerts International BV 8.50% 2013	500	455
Kazkommerts International BV 8.00% 2015	600	501
Kazkommerts International BV, Series 4, 7.50% 2016	1,000	774
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,500	1,338
Downey Financial Corp. 6.50% 2014	1,250	1,138
SLM Corp., Series A, 5.388% 2014[2]	1,200	1,027
Morgan Stanley 10.09% 2017[8]	BRL2,000	1,023
Schwab Capital Trust I 7.50% 2037[2]	$1,000	1,008
PNC Funding Corp., Series I, 6.517% (undated)[1,2,8]	1,000	875
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	830
iStar Financial, Inc., Series B, 4.875% 2009	500	483
Chevy Chase Bank, FSB 6.875% 2013	500	479
		104,137

TELECOMMUNICATION SERVICES — 7.81%
Intelsat, Ltd. 6.50% 2013	2,000	1,465
Intelsat (Bermuda), Ltd. 8.25% 2013	2,765	2,793
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[6]	1,100	905
Intelsat (Bermuda), Ltd. 8.625% 2015	1,685	1,702
Intelsat Corp. 9.00% 2016	2,200	2,227
Intelsat (Bermuda), Ltd. 9.25% 2016	2,100	2,121
Intelsat (Bermuda), Ltd. 11.25% 2016	500	519
American Tower Corp. 7.125% 2012	8,115	8,379
American Tower Corp. 7.50% 2012	1,925	1,992
Windstream Corp. 8.125% 2013	4,225	4,394
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,876
Windstream Corp. 8.625% 2016	1,875	1,978
Windstream Corp. 7.00% 2019	1,000	958
Centennial Communications Corp. 10.00% 2013	250	261
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,788
Centennial Communications Corp. 10.981% 2013[2]	2,950	3,031
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	3,450	3,416
Hawaiian Telcom Communications, Inc. 9.75% 2013	3,135	3,127
Hawaiian Telcom Communications, Inc. 10.318% 2013[2]	1,725	1,747
Hawaiian Telcom Communications, Inc., Term Loan C, 7.08% 2014[2,3,4]	3,216	3,047
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	441
U S WEST Capital Funding, Inc. 6.375% 2008	250	250
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,685
Qwest Capital Funding, Inc. 7.25% 2011	2,050	2,030
Qwest Communications International Inc. 7.25% 2011	600	603
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,506
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	1,020
Triton PCS, Inc. 8.50% 2013	6,625	6,890
MetroPCS Wireless, Inc. 9.25% 2014	7,250	6,851
Rural Cellular Corp. 10.661% 2012[2]	850	871
Rural Cellular Corp. 8.124% 2013[2]	5,675	5,789
Nextel Communications, Inc., Series E, 6.875% 2013	550	542
Nextel Communications, Inc., Series D, 7.375% 2015	5,175	5,099
Cricket Communications, Inc. 9.375% 2014	4,605	4,340
Cricket Communications, Inc. 9.375% 2014[1]	1,000	943
Rogers Wireless Inc. 7.25% 2012	600	651
Rogers Wireless Inc. 7.50% 2015	2,675	2,929
Cincinnati Bell Inc. 7.25% 2013	3,200	3,224
Level 3 Financing, Inc. 9.25% 2014	3,000	2,730
Digicel Group Ltd. 8.875% 2015[1]	2,250	2,064
Orascom Telecom 7.875% 2014[1]	1,500	1,425
Millicom International Cellular SA 10.00% 2013	1,320	1,412
France Télécom 7.75% 2011[2]	1,000	1,076
NTELOS Inc., Term Loan B, 7.10% 2011[2,3,4]	973	961
		104,058

INFORMATION TECHNOLOGY — 6.60%
NXP BV and NXP Funding LLC 7.993% 2013[2]	3,550	3,279
NXP BV and NXP Funding LLC 7.875% 2014	4,825	4,608
NXP BV and NXP Funding LLC 9.50% 2015	12,145	11,158
Hughes Communications, Inc. 9.50% 2014	9,150	9,310
Sanmina-SCI Corp. 7.741% 2014[1,2]	1,000	969
Sanmina-SCI Corp. 8.125% 2016	9,350	8,333
First Data Corp., Term Loan B2, 7.634% 2014[2,3,4]	8,978	8,545
SunGard Data Systems Inc. 9.125% 2013	6,984	7,141
Celestica Inc. 7.875% 2011	4,600	4,451
Celestica Inc. 7.625% 2013	2,250	2,109
Serena Software, Inc. 10.375% 2016	5,975	5,915
Freescale Semiconductor, Inc., Term Loan B, 6.975% 2013[2,3,4]	1,318	1,224
Freescale Semiconductor, Inc. 8.875% 2014	1,900	1,705
Freescale Semiconductor, Inc. 9.125% 2014[5]	3,350	2,864
Ceridian Corp. 11.25% 2015[1]	5,150	4,790
Sensata Technologies BV 8.00% 2014[2]	4,870	4,602
Xerox Corp. 7.125% 2010	1,250	1,310
Xerox Corp. 7.625% 2013	1,000	1,044
Nortel Networks Ltd. 9.493% 2011[1,2]	1,250	1,225
Iron Mountain Inc. 7.75% 2015	1,060	1,084
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	1,000	1,012
Jabil Circuit, Inc. 5.875% 2010	875	886
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	520	393
		87,957

MATERIALS — 5.96%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	520
Stone Container Corp. 8.375% 2012	1,430	1,426
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	3,513
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,770	2,690
Nalco Co. 7.75% 2011	4,340	4,416
Nalco Co. 8.875% 2013	500	524
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	1,900	1,757
Georgia Gulf Corp. 9.50% 2014	7,135	5,726
Georgia Gulf Corp. 10.75% 2016	1,140	769
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,545	3,767
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	1,390	1,494
Abitibi-Consolidated Co. of Canada 5.25% 2008	700	674
Abitibi-Consolidated Finance LP 7.875% 2009	767	734
Abitibi-Consolidated Inc. 8.55% 2010	680	598
Abitibi-Consolidated Inc. 7.75% 2011	525	412
Abitibi-Consolidated Co. of Canada 8.491% 2011[2]	475	378
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	316
Abitibi-Consolidated Co. of Canada 8.375% 2015	2,715	2,029
Plastipak Holdings, Inc. 8.50% 2015[1]	4,585	4,608
Building Materials Corp. of America 7.75% 2014	5,675	4,370
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	4,425	4,303
Algoma Steel Inc., Term Loan B, 7.33% 2013[2,3,4]	709	675
Algoma Steel Inc. 9.875% 2015[1]	2,500	2,063
Domtar Corp. 7.125% 2015	2,550	2,512
Rockwood Specialties Group, Inc. 7.50% 2014	1,500	1,493
Rockwood Specialties Group, Inc. 7.625% 2014	€700	1,007
Graphic Packaging International, Inc. 8.50% 2011	$2,450	2,438
Owens-Brockway Glass Container Inc. 8.875% 2009	391	393
Owens-Illinois, Inc. 7.50% 2010	1,275	1,297
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	531
Associated Materials Inc. 9.75% 2012	$1,200	1,230
AMH Holdings, Inc. 0%/11.25% 2014[6]	1,250	806
Berry Plastics Holding Corp. 10.25% 2016	2,075	1,826
Metals USA Holdings Corp. 11.231% 2012[1,2,5]	1,550	1,279
Metals USA, Inc. 11.125% 2015	500	520
Georgia-Pacific Corp. 8.125% 2011	485	495
Georgia-Pacific Corp. 9.50% 2011	680	717
Georgia-Pacific Corp., First Lien Term Loan B, 6.896% 2012[2,3,4]	588	561
FMG Finance Pty Ltd. 10.625% 2016[1]	1,500	1,725
Ryerson Inc. 12.574% 2014[1,2]	1,375	1,327
Ryerson Inc. 12.00% 2015[1]	275	273
AEP Industries Inc. 7.875% 2013	1,665	1,594
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	1,275	1,177
Neenah Paper, Inc. 7.375% 2014	1,200	1,128
Vale Overseas Ltd. 6.25% 2017	1,000	1,008
JSG Funding PLC 7.75% 2015	1,000	955
MacDermid 9.50% 2017[1]	1,000	945
Momentive Performance Materials Inc. 9.75% 2014[1]	1,000	925
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	925
Allegheny Technologies, Inc. 8.375% 2011	750	803
Airgas, Inc. 6.25% 2014	750	720
Ainsworth Lumber Co. Ltd. 7.25% 2012	175	106
Ainsworth Lumber Co. Ltd. 6.75% 2014	900	547
Witco Corp. 6.875% 2026	505	409
		79,434

HEALTH CARE — 5.29%
HCA Inc., Term Loan B, 7.09% 2013[2,3,4]	9,566	9,219
HCA Inc. 9.125% 2014	495	516
HCA Inc. 9.25% 2016	1,015	1,068
HCA Inc. 9.625% 2016[5]	890	944
HealthSouth Corp. 10.829% 2014[2]	1,640	1,677
HealthSouth Corp. 10.75% 2016	8,005	8,405
Tenet Healthcare Corp. 6.375% 2011	1,770	1,620
Tenet Healthcare Corp. 7.375% 2013	1,825	1,606
Tenet Healthcare Corp. 9.875% 2014	4,725	4,524
Tenet Healthcare Corp. 9.25% 2015	880	818
VWR International, Inc. 10.25% 2015[1,2,5]	6,310	6,042
Warner Chilcott Corp. 8.75% 2015	5,187	5,369
PTS Acquisition Corp. 9.50% 2015[1,5]	5,345	4,984
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,500	2,475
Elan Finance PLC and Elan Finance Corp. 9.249% 2013[2]	1,720	1,669
Bausch & Lomb Inc. 9.875% 2015[1]	3,955	4,024
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	1,950	1,784
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	1,670
Mylan Inc., Term Loan B, 8.313% 2014[2,3,4]	3,370	3,342
Universal Hospital Services, Inc. 8.288% 2015[2]	440	442
Universal Hospital Services, Inc. 8.50% 2015[5]	2,085	2,116
Viant Holdings Inc. 10.125% 2017[1]	2,583	2,376
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,582
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,175	1,246
Accellent Inc. 10.50% 2013	1,075	908
		70,426

ENERGY — 5.04%
Williams Companies, Inc. 6.375% 2010[1]	1,000	1,016
Williams Companies, Inc. 7.231% 2010[1,2]	1,500	1,526
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	4,016
Williams Companies, Inc. 8.125% 2012	1,900	2,078
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,525	2,613
Williams Companies, Inc. 7.875% 2021	250	279
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,041
Williams Companies, Inc. 8.75% 2032	6,825	8,378
Enterprise Products Operating LP 8.375% 2066[2]	3,750	3,845
Enterprise Products Operating LP 7.034% 2068[2]	5,675	5,153
Kinder Morgan Inc., Term Loan B, 6.35% 2014[2,3,4]	967	963
Kinder Morgan Finance Co. ULC 5.70% 2016	1,000	910
K N Energy, Inc. 7.25% 2028	3,625	3,420
Drummond Co., Inc. 7.375% 2016[1]	5,070	4,728
Petroplus Finance Ltd. 6.75% 2014[1]	2,900	2,715
Petroplus Finance Ltd. 7.00% 2017[1]	2,000	1,840
Gaz Capital SA 7.288% 2037[1]	4,000	4,057
Teekay Shipping Corp. 8.875% 2011	3,650	3,846
Forest Oil Corp. 7.25% 2019[1]	3,000	3,030
TEPPCO Partners LP 7.00% 2067[2]	3,260	2,988
Newfield Exploration Co. 7.625% 2011	500	521
Newfield Exploration Co. 6.625% 2014	1,325	1,318
Newfield Exploration Co. 6.625% 2016	825	813
Premcor Refining Group Inc. 6.75% 2011	1,150	1,222
Premcor Refining Group Inc. 9.50% 2013	625	656
Massey Energy Co. 6.875% 2013	1,500	1,421
Sabine Pass LNG, LP 7.25% 2013	1,000	960
Encore Acquisition Co. 6.00% 2015	1,000	905
Whiting Petroleum Corp. 7.25% 2013	500	495
Peabody Energy Corp. 5.875% 2016	500	473
		67,226

UTILITIES — 4.34%
Edison Mission Energy 7.50% 2013	4,700	4,841
Edison Mission Energy 7.75% 2016	2,200	2,277
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,108	2,250
Edison Mission Energy 7.00% 2017	5,525	5,456
Edison Mission Energy 7.20% 2019	5,725	5,653
Edison Mission Energy 7.625% 2027	2,425	2,292
AES Corp. 9.50% 2009	396	412
AES Corp. 9.375% 2010	1,497	1,579
AES Corp. 8.75% 2013[1]	2,820	2,957
AES Gener SA 7.50% 2014	750	793
AES Corp. 7.75% 2015[1]	1,500	1,519
AES Corp. 8.00% 2017[1]	1,000	1,027
AES Red Oak, LLC, Series A, 8.54% 2019[3]	428	460
NRG Energy, Inc. 7.25% 2014	2,125	2,077
NRG Energy, Inc. 7.375% 2016	4,775	4,668
Texas Competitive Electric Holding Co. LLC 10.25% 2015[1]	4,050	4,030
Texas Competitive Electric Holding Co. LLC 10.25% 2015[1]	800	796
Intergen Power 9.00% 2017[1]	4,100	4,336
ISA Capital do Brasil SA 7.875% 2012[1]	2,225	2,275
ISA Capital do Brasil SA 8.80% 2017[1]	800	826
Cilcorp Inc. 8.70% 2009	2,000	2,112
Sierra Pacific Resources 8.625% 2014	875	939
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	275
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	498
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	1,309	1,335
PSEG Energy Holdings Inc. 8.625% 2008	1,176	1,184
Mirant Americas Generation, Inc. 8.30% 2011	950	957
		57,824

CONSUMER STAPLES — 2.86%
SUPERVALU INC., Term Loan B, 6.396% 2012[2,3,4]	986	967
SUPERVALU INC. 7.50% 2012	340	353
Albertson’s, Inc. 7.25% 2013	1,260	1,295
Albertson’s, Inc. 8.00% 2031	3,575	3,645
Stater Bros. Holdings Inc. 8.125% 2012	4,900	4,863
Stater Bros. Holdings Inc. 7.75% 2015	400	388
Dole Food Co., Inc. 7.25% 2010	1,275	1,167
Dole Food Co., Inc. 8.875% 2011	4,358	4,053
Constellation Brands, Inc. 8.375% 2014	1,250	1,260
Constellation Brands, Inc. 7.25% 2017[1]	3,770	3,506
Smithfield Foods, Inc. 7.75% 2017	3,525	3,428
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,725	1,598
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,750	1,610
Vitamin Shoppe Industries Inc. 12.369% 2012[2,8]	3,030	3,151
JBS SA 10.50% 2016	2,425	2,358
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,148
Spectrum Brands, Inc. 7.375% 2015	1,250	931
Duane Reade Inc. 9.75% 2011	1,015	921
Rite Aid Corp. 6.125% 2008[1]	750	733
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[1]	698	710
		38,085

MORTGAGE-BACKED OBLIGATIONS[3]— 1.70%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,8]	1,750	1,612
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,8]	6,050	5,499
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,8]	5,970	5,816
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,8]	4,600	4,397
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,8]	700	662
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,8]	235	222
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,8]	2,235	2,081
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,8]	1,235	1,164
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,8]	1,235	1,152
		22,605

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.44%
United Mexican States Government, Series MI10, 9.50% 2014	MXN37,500	3,696
Turkey (Republic of) Treasury Bill 0% 2008[8]	TRY1,350	1,063
Turkey (Republic of) 12.375% 2009	$250	279
Turkey (Republic of) 10.00% 2012[8,9]	TRY1,170	1,045
Turkey (Republic of) 16.00% 2012[8]	1,175	1,000
Argentina (Republic of) 3.368% 2012[2,3,8]	$1,625	901
Argentina (Republic of) 5.83% 2033[3,5,8,9]	ARS7,123	1,673
Argentina (Republic of) GDP-Linked 2035	5,935	167
Colombia (Republic of) Global 10.75% 2013	$500	616
Colombia (Republic of) Global 12.00% 2015	COP2,180,000	1,211
Colombia (Republic of) Global 9.85% 2027	900,000	447
Panama (Republic of) Global 7.125% 2026	$310	343
Panama (Republic of) Global 9.375% 2029	130	178
Panama (Republic of) Global 6.70% 2036[3]	1,522	1,613
Brazilian Treasury Bill 6.00% 2045[8,9]	BRL3,297	1,731
Indonesia (Republic of) 11.00% 2025	IDR14,490,000	1,579
Egypt (Arab Republic of) Treasury Bill 0% 2008[8]	EGP2,450	435
Egypt (Arab Republic of) Treasury Bill 0% 2008[8]	2,050	371
Egypt (Arab Republic of) 11.50% 2011[8]	125	25
Dominican Republic 9.04% 2018[1,3]	$683	782
		19,155

U.S. GOVERNMENT BONDS & NOTES — 0.18%
U.S. Treasury 6.00% 2026	2,000	2,367

MUNICIPALS — 0.02%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	225	233

Total bonds, notes & other debt instruments (cost: $1,184,478,000)		1,127,446

	Shares or	Market value
Convertible securities — 0.77%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.29%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	3,880

UTILITIES — 0.15%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,990

FINANCIALS — 0.15%
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037[1,2]	$2,500,000	$1,962

MISCELLANEOUS — 0.18%
Other convertible securities in initial period of acquisition		2,373

Total convertible securities (cost: $8,639,000)		10,205

Preferred stocks — 1.77%	Shares

FINANCIALS — 1.50%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	4,715
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	5,370,000	4,546
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	2,900,000	2,927
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	875,000	883
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	2,909,000	2,948
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	246,000	2,337
Fannie Mae, Series O, 7.00%[1,2]	20,000	927
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	500,000	463
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,2]	205,000	209
		19,955

MISCELLANEOUS — 0.27%
Other preferred stocks in initial period of acquisition		3,623

Total preferred stocks (cost: $24,943,000)		23,578

Common stocks — 1.99%

INDUSTRIALS — 1.11%
DigitalGlobe Inc.[8,10,11]	3,677,578	14,710

UTILITIES — 0.30%
Drax Group PLC	334,565	4,016

TELECOMMUNICATION SERVICES — 0.16%
Sprint Nextel Corp., Series 1	127,382	1,673
Embarq Corp.	6,369	316
American Tower Corp., Class A10	3,522	150
XO Holdings, Inc.[10]	651	1
		2,140

INFORMATION TECHNOLOGY — 0.05%
ZiLOG, Inc.[10]	153,000	531
HSW International, Inc.[8,10,11]	7,452	33
HSW International, Inc.[8,10,11]	7,452	33
HSW International, Inc.[8,10,11]	7,452	33
		630

CONSUMER DISCRETIONARY — 0.01%
Radio One, Inc., Class D, nonvoting[10]	34,000	80
Radio One, Inc., Class A10	17,000	40
ACME Communications, Inc.[10]	13,100	36
Mobil Travel Guide[8,10,11]	7,285	2
		158

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,10]	80,522	16

MISCELLANEOUS — 0.36%
Other common stocks in initial period of acquisition		4,779

Total common stocks (cost: $16,516,000)		26,449

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	1,305	—
XO Holdings, Inc., Series B, warrants, expire 2010[10]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[10]	978	—
KMC Telecom Holdings, Inc., warrants, expire 2008[1,8,10]	9,500	—
GT Group Telecom Inc., warrants, expire 2010[1,8,10]	4,000	—

Total rights & warrants (cost: $428,000)		—

	Principal amount
Short-term securities — 8.70%	(000)

Federal Home Loan Bank 4.20%–4.61% due 1/4–4/16/2008[12]	$25,100	24,940
Hewlett-Packard Co. 4.24% due 1/14/2008[1]	17,300	17,271
Caterpillar Financial Services Corp. 4.47% due 1/24/2008	16,800	16,744
Wal-Mart Stores Inc. 4.73% due 1/29/2008[1]	16,200	16,133
Ranger Funding Co. LLC 5.02% due 1/25/2008[1]	13,150	13,102
Procter & Gamble International Funding S.C.A. 4.74% due 1/4/2008[1]	6,800	6,796
General Electric Capital Corp. 4.15% due 1/2/2008	5,100	5,099
Fannie Mae 4.23% due 3/12/2008[12]	4,900	4,862
IBM Corp. 4.24% due 1/17/2008[1]	4,200	4,192
Kimberly-Clark Worldwide Inc. 4.47% due 1/11/2008[1]	3,800	3,795
Coca-Cola Co. 4.47% due 1/17/2008[1]	3,000	2,994

Total short-term securities (cost: $115,931,000)		115,928

Total investment securities (cost: $1,350,935,000)		1,303,606
Other assets less liabilities		28,373

Net assets		$1,331,979

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $329,727,000, which represented 24.75% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; the total value of all such loans was $88,132,000, which represented 6.62% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $59,720,000.
[9]	Index-linked bond whose principal amount moves with a government retail price index.
[10]	Security did not produce income during the last 12 months.
[11]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restriction on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999-7/31/2003	$3,000	$14,710	1.11%
HSW International, Inc.	12/17/2007	69	99	.01
Mobil Travel Guide	12/17/2007	2	2	.00

Total restricted securities		$3,071	$14,811	1.12%

[12]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

December 31, 2007

Bonds, notes and other debt instruments — 92.68%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS — 52.43%
Federal agency mortgage-backed obligations[1]— 37.51%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$6,750	$6,755
Fannie Mae 12.00% 2015	53	60
Fannie Mae 5.50% 2017	2,371	2,423
Fannie Mae 9.00% 2018	22	24
Fannie Mae 10.00% 2018	92	104
Fannie Mae, Series 2001-4, Class GB, 10.185% 2018[2]	349	393
Fannie Mae 6.00% 2021	309	316
Fannie Mae 6.00% 2021	132	135
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,756	1,729
Fannie Mae, Series 2001-4, Class GA, 10.244% 2025[2]	136	152
Fannie Mae, Series 2001-4, Class NA, 11.897% 2025[2]	361	404
Fannie Mae 6.00% 2026	837	853
Fannie Mae 6.00% 2027	7,699	7,842
Fannie Mae 8.50% 2027	78	84
Fannie Mae 8.50% 2027	73	79
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	589	625
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	439	469
Fannie Mae 7.50% 2029	37	40
Fannie Mae 7.50% 2029	29	31
Fannie Mae 7.50% 2031	215	227
Fannie Mae 7.50% 2031	64	69
Fannie Mae 7.50% 2031	20	21
Fannie Mae 7.50% 2031	11	12
Fannie Mae, Series 2001-20, Class C, 12.016% 2031[2]	228	258
Fannie Mae 5.50% 2033	15,965	15,972
Fannie Mae 5.50% 2033	3,699	3,700
Fannie Mae 5.50% 2034	2,065	2,064
Fannie Mae 4.481% 2035[2]	1,863	1,863
Fannie Mae 4.50% 2035	11,027	10,449
Fannie Mae 4.50% 2035	2,183	2,069
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,607	1,575
Fannie Mae 4.50% 2035	1,192	1,130
Fannie Mae 5.50% 2035	12,265	12,259
Fannie Mae 5.50% 2035	1,797	1,798
Fannie Mae 6.50% 2035	1,185	1,224
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,829	1,381
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	1,353	1,079
Fannie Mae 5.50% 2036	5,208	5,138
Fannie Mae 5.50% 2036	3,820	3,814
Fannie Mae 5.534% 2036[2]	2,938	2,980
Fannie Mae 6.00% 2036	2,027	2,059
Fannie Mae 6.00% 2036	40	41
Fannie Mae 6.50% 2036	4,134	4,220
Fannie Mae 5.424% 2037[2]	5,292	5,339
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,561	4,595
Fannie Mae 5.50% 2037	2,571	2,536
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,937	1,963
Fannie Mae 5.50% 2037	1,830	1,805
Fannie Mae 5.684% 2037[2]	1,250	1,266
Fannie Mae 5.869% 2037[2]	2,028	2,070
Fannie Mae 6.00% 2037	2,983	3,030
Fannie Mae 6.00% 2037	2,157	2,191
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,921	1,978
Fannie Mae 6.00% 2037[3]	1,753	1,761
Fannie Mae 6.00% 2037	739	751
Fannie Mae 6.06% 2037[2]	1,384	1,410
Fannie Mae 6.356% 2037[2]	5,000	5,107
Fannie Mae 6.50% 2037	7,150	7,351
Fannie Mae 6.50% 2037	5,250	5,352
Fannie Mae 6.50% 2037	5,103	5,202
Fannie Mae 6.50% 2037	2,933	3,019
Fannie Mae 6.50% 2037	1,934	1,974
Fannie Mae 7.00% 2037	8,617	8,876
Fannie Mae 7.00% 2037[3]	5,250	5,407
Fannie Mae 7.00% 2037	1,998	2,058
Fannie Mae 7.00% 2037	1,885	1,962
Fannie Mae 7.00% 2037	1,766	1,819
Fannie Mae 7.00% 2037[3]	1,657	1,707
Fannie Mae 7.00% 2037	1,520	1,582
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	464	489
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	445	465
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	422	451
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	76	81
Fannie Mae 6.496% 2047[2]	4,921	5,017
Freddie Mac 7.00% 2008	11	11
Freddie Mac 8.25% 2008	1	1
Freddie Mac 8.00% 2012	12	12
Freddie Mac 7.00% 2015	58	61
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,997	2,047
Freddie Mac 8.00% 2017	95	101
Freddie Mac 8.50% 2018	1	1
Freddie Mac 11.00% 2018	37	42
Freddie Mac, Series 1567, Class A, 4.365% 2023[2]	376	357
Freddie Mac 6.00% 2026	7,594	7,739
Freddie Mac 6.00% 2027	14,682	14,962
Freddie Mac 8.50% 2027	34	38
Freddie Mac 9.00% 2030	218	242
Freddie Mac 4.645% 2035[2]	3,499	3,495
Freddie Mac, Series 3061, Class PN, 5.50% 2035	618	627
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,876	1,434
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	1,828	1,404
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,871	1,895
Freddie Mac 6.00% 2036	5,246	5,324
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,810	1,864
Freddie Mac 5.50% 2037	9,364	9,342
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,804	7,857
Freddie Mac 5.50% 2037	4,943	4,931
Freddie Mac 5.50% 2037	3,429	3,421
Freddie Mac 5.50% 2037	2,997	2,990
Freddie Mac 5.50% 2037	745	743
Freddie Mac 5.686% 2037[2]	2,000	2,016
Freddie Mac 5.99% 2037[2]	1,326	1,344
Freddie Mac 6.00% 2037	15,750	15,983
Freddie Mac 6.00% 2037	7,405	7,515
Freddie Mac 6.00% 2037	6,331	6,424
Freddie Mac 6.00% 2037	4,883	4,958
Freddie Mac 6.00% 2037	3,478	3,532
Freddie Mac 6.00% 2037	2,739	2,781
Freddie Mac 6.00% 2037	1,950	1,980
Freddie Mac 6.00% 2037	1,132	1,149
Freddie Mac 6.056% 2037[2]	1,058	1,076
Freddie Mac 6.36% 2037[2]	2,431	2,476
Freddie Mac 6.424% 2037[2]	1,744	1,776
Freddie Mac 6.00% 2038	3,000	3,044
Government National Mortgage Assn. 9.50% 2009	84	86
Government National Mortgage Assn. 9.50% 2020	63	71
Government National Mortgage Assn. 8.50% 2021	99	110
Government National Mortgage Assn. 8.50% 2022	91	101
Government National Mortgage Assn. 8.50% 2022	21	24
Government National Mortgage Assn. 8.50% 2022	14	15
Government National Mortgage Assn. 8.50% 2023	158	175
		314,111

Commercial mortgage-backed securities[1]— 7.72%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	775	762
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	988
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	999
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,166	1,154
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	994
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,000	962
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	1,500	1,505
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	2,500	2,452
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[2]	1,750	1,749
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.339% 2044[2]	600	601
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,4]	4,500	4,365
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,557	2,670
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.228% 2045[2]	1,500	1,497
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,044
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	1,000	990
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.555% 2039[2]	500	508
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	1,000	992
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	565	547
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	3,826	3,832
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	983
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,245
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	500	486
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	1,011
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	2,861	2,880
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	451	455
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,924
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,000	988
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,600	2,622
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	106	106
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,148
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	2,000	2,000
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	286	290
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,706
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,248	1,294
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	500	483
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	66	66
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,550	1,617
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	1,650	1,643
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,119	1,125
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	466	472
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	455	461
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	492	520
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	601	596
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-4, 5.773% 2042[2]	1,500	1,537
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,204	1,221
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	1,000	999
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	1,000	982
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	805	797
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	651	659
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	600	606
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	146	149
		64,669

Collateralized mortgage-backed obligations (privately originated)[1]— 7.20%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,435	1,372
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	731	713
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	629	627
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.863% 2035[2,3]	1,429	1,386
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	992	981
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,331	1,321
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	713	704
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.876% 2047[2]	2,037	1,983
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.967% 2047[2]	2,748	2,655
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	1,896	1,846
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	4,004	3,898
CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 3-A-1, 5.00% 2019	2,966	2,889
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,104	2,066
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.91% 2037[2]	1,921	1,881
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.999% 2037[2,3]	4,664	4,635
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	3,998	3,858
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.516% 2027[2,4]	475	474
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.744% 2027[2,4]	737	736
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.826% 2028[2,4]	384	387
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	901	877
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[2]	1,158	1,145
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.825% 2037[2,3]	944	943
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.125% 2045[2]	477	450
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	1,552	1,529
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[3]	626	608
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	981	987
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	343	334
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	1,416	1,379
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	690	678
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	118	118
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,4]	2,744	1,986
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018[3]	1,516	1,481
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	472	470
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	1,982	1,912
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3]	2,000	1,903
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,779	1,764
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.141% 2036[2,3]	1,773	1,657
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[2]	1,421	1,409
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	1,311	1,261
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.672% 2040[2,4]	1,106	1,033
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,017	973
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	687	667
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.125% 2035[2,3]	303	288
		60,264

Total mortgage-backed obligations		439,044

U.S. TREASURY BONDS & NOTES — 25.28%
U.S. Treasury 2.375% 2011[3,5,6]	1,579	1,647
U.S. Treasury 4.625% 2011	12,250	12,847
U.S. Treasury 3.00% 2012[3,5]	11,620	12,595
U.S. Treasury 4.25% 2012[6]	4,500	4,657
U.S. Treasury 4.625% 2012[6]	8,000	8,396
U.S. Treasury 4.25% 2013	37,994	39,365
U.S. Treasury 4.00% 2014	2,500	2,554
U.S. Treasury 4.25% 2014	5,000	5,169
U.S. Treasury 11.25% 2015	7,500	10,959
U.S. Treasury 5.125% 2016	19,250	20,834
U.S. Treasury 8.875% 2017	13,690	18,833
U.S. Treasury 8.125% 2019	13,695	18,462
U.S. Treasury 8.50% 2020	12,600	17,526
U.S. Treasury 7.875% 2021[6]	3,750	5,043
U.S. Treasury 7.125% 2023	7,500	9,676
U.S. Treasury 5.375% 2031	3,000	3,381
U.S. Treasury 4.50% 2036	19,600	19,707
		211,651

ASSET-BACKED OBLIGATIONS[1]— 8.01%
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	6,125	6,156
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	1,650	1,647
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[4]	1,000	978
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	994
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,570	5,643
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,977
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	750	748
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	4,000	4,006
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,507	3,502
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	1,000	1,000
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	3,944	3,950
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	740	728
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,994
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2,3]	1,500	1,125
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	1,488	1,482
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2,3]	2,626	2,347
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3,4]	2,650	2,271
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,128
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	2,000	2,028
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	2,229	1,889
CWABS Asset-backed Certificates Trust, Series 2007-9, Class 2-A-3, 5.045% 2047[2]	2,150	1,854
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,830
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,511
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,4]	1,500	1,499
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,458
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	1,101	1,100
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,048	1,036
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,007
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,000	1,001
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,000	1,000
Argent Securities Trust, Series 2006-W3, Class A-2C, 5.045% 2036[2]	1,000	850
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3,4]	750	714
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3,4]	750	705
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	501	493
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2,3]	555	431
		67,082

FEDERAL AGENCY BONDS & NOTES — 6.35%
Freddie Mac 4.50% 2014	5,500	5,615
Freddie Mac 5.25% 2016	5,000	5,277
Freddie Mac 5.50% 2016	5,000	5,363
Freddie Mac 5.50% 2017	3,500	3,750
Fannie Mae 6.00% 2011	13,750	14,718
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	5,292	5,315
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	827	845
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	643	663
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,763	1,849
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,577	2,585
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	2,000	2,060
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,250	1,298
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	996
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,158
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	611	642
		53,134

INDUSTRIALS — 0.40%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	2,198	2,264
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	1,078	1,127
		3,391

UTILITIES — 0.18%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[4]	1,500	1,502

ENERGY — 0.03%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	278	273

Total bonds, notes and other debt instruments (cost: $763,025,000)		776,077

Short-term securities — 8.72%

Federal Home Loan Bank 4.20% due 4/16/2008	18,545	18,322
Procter & Gamble International Funding S.C.A. 4.25% due 1/22/2008[4]	13,400	13,365
E.I. duPont de Nemours and Co. 4.20% due 1/11/2008[4]	10,000	9,987
Walgreen & Co. 4.20% due 1/4/2008	9,000	8,996
General Electric Capital Corp. 4.15% due 1/2/2008	8,900	8,898
Hewlett-Packard Co. 4.52% due 1/2/2008[4]	8,000	7,998
Estée Lauder Companies Inc. 4.24% due 1/3/2008[4]	5,500	5,498

Total short-term securities (cost: $73,056,000)		73,064

Total investment securities (cost: $836,081,000)		849,141
Other assets less liabilities		(11,750)

Net assets		$837,391

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $59,611,000.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $85,193,000, which represented 10.17% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash Management Fund
Investment portfolio

December 31, 2007

Short-term securities — 99.69%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 86.44%
Nestlé Capital Corp. 4.15% due 2/13/2008[1]	$20,500	$20,396
Toronto-Dominion Holdings USA Inc. 4.73%–4.83% due 1/8–1/31/2008[1]	20,100	20,045
BMW U.S. Capital LLC 4.45% due 1/3/2008[1]	20,000	19,993
American Honda Finance Corp. 4.50% due 1/9/2008	20,000	19,977
Wells Fargo & Co. 4.30% due 1/11/2008	20,000	19,974
Brown-Forman Corp. 4.25% due 1/18/2008[1]	20,000	19,957
KfW International Finance Inc. 4.30% due 1/24/2008[1]	20,000	19,943
Eksportfinans ASA 4.58% due 1/23/2008[1]	20,000	19,937
IBM International Group Capital LLC 4.47% due 1/30/2008[1]	20,000	19,915
Chevron Funding Corp. 4.27%–4.28% due 2/5–2/6/2008	20,000	19,913
Hewlett-Packard Co. 4.52%–4.55% due 1/2–1/4/2008[1]	18,700	18,691
HBOS Treasury Services PLC 4.85%–5.15% due 1/15-–2/4/2008	17,400	17,326
Procter & Gamble International Funding S.C.A. 4.20%–4.22% due 1/25–1/28/2008[1]	16,500	16,448
Bank of America Corp. 4.93% due 1/25/2008	16,400	16,344
Anheuser-Busch Cos. Inc. 4.18% due 2/1/2008[1]	16,000	15,940
Honeywell International Inc. 4.47% due 1/10/2008[1]	15,000	14,981
Sheffield Receivables Corp. 4.88% due 1/7/2008[1]	7,900	7,892
Barclays U.S. Funding Corp. 4.60% due 1/30/2008	6,500	6,472
Canadian Wheat Board 4.22% due 1/15/2008	13,600	13,576
Walgreen & Co. 4.40% due 1/14/2008	13,000	12,978
Coca-Cola Co. 4.47% due 1/17/2008[1]	13,000	12,972
GlaxoSmithKline Finance PLC 4.55% due 1/22/2008[1]	13,000	12,961
Medtronic Inc. 4.22% due 1/17–1/22/2008[1]	12,900	12,870
PepsiCo Inc. 4.15% due 1/14/2008[1]	12,600	12,580
Caterpillar Financial Services Corp. 4.20%–4.47% due 1/7–1/8/2008	11,900	11,889
United Parcel Service Inc. 4.36% due 1/24/2008[1]	11,800	11,766
Westpac Banking Corp. 5.10% due 1/14/2008[1]	11,700	11,677
Old Line Funding, LLC 4.85% due 1/16/2008[1]	11,700	11,673
Dexia Delaware LLC 4.77% due 1/10/2008	11,600	11,585
Johnson & Johnson 4.20% due 1/9/2008[1]	10,000	9,989
CAFCO, LLC 5.30% due 1/8/2008[1]	9,500	9,489
Bank of Ireland 4.86% due 1/28/2008[1]	8,590	8,556
International Lease Finance Corp. 4.69% due 1/3/2008	8,000	7,997
Lowe’s Co.s, Inc. 4.28% due 1/4/2008	6,400	6,397
Unilever Capital Corp. 4.23% due 1/25/2008[1]	5,181	5,166
ANZ National (International) Ltd. 4.50% due 2/1/2008[1]	5,000	4,980
Kimberly-Clark Worldwide Inc. 4.45% due 1/7/2008[1]	1,900	1,898
		505,143

FEDERAL AGENCY DISCOUNT NOTES — 13.25%
Federal Home Loan Bank 4.215% due 2/8/2008	31,000	30,858
Fannie Mae 4.27%–4.29% due 1/18–2/8/2008	25,900	25,833
Freddie Mac 4.21%–4.25% due 1/31–2/7/2008	18,000	17,929
International Bank for Reconstruction and Development 4.33% due 1/22/2008	2,800	2,794
		77,414

Total investment securities (cost: $582,578,000)		582,557
Other assets less liabilities		1,807

Net assets		$584,364

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $340,715,000, which represented 58.31% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

Financial Statements

Statement of assets and liabilities
at December 31, 2007																(dollars and shares in thousands, except per-share amounts)
	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund		Growth Fund		International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth-Income Fund		Asset Allocation Fund	Bond Fund		Global Bond Fund		High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Assets:

Investment securities at market:
Unaffiliated issuers	$277,767		$5,880,379	$4,130,774		$29,736,060		$11,530,272	$2,134,771	$4,413,877	$2,075,284		$29,209,224		$9,245,201	$5,227,534		$299,859		$1,303,606	$849,141		$582,557
Affiliated issuers	-		-	215,419		1,151,237		-	-	-	-		-		58,895	-		-		-	-		-
Cash denominated in currencies other than U.S. dollars	-		7	-	*	-	*	1,246	213	-	-	*	-	*	-	-	*	-	*	26	-		-
Cash	64		122	231		208		98	111	134	453		141		421	1,442		127		2,743	358		656
Receivables for:
Sales of investments	5		8,189	11,050		2,983		46,122	297	-	1,228		31,713		919	63		6		3,611	172		-
Sales of fund's shares	711		6,686	7,351		34,069		7,225	4,021	3,740	11,777		74,812		9,808	6,741		2,048		1,898	1,168		1,985
Open forward currency contracts	-		-	-		-		-	-	-	-		-		-	781		237		19	-		-
Closed forward currency contracts	-		-	-		-		-	-	-	-		-		-	109		892		-	-		-
Dividends and interest	127		7,057	6,358		28,052		20,357	6,301	5,407	3,964		26,545		32,995	63,561		4,989		23,261	6,435		-
Other assets	-	*	2	589		11		4	-	1	194		11		163	96		5		265	-	*	-	*
	278,674		5,902,442	4,371,772		30,952,620		11,605,324	2,145,714	4,423,159	2,092,900		29,342,446		9,348,402	5,300,327		308,163		1,335,429	857,274		585,198
Liabilities:
Payables for:
Purchases of investments	3,577		24,863	19,128		52,586		14,109	6,879	2,788	14,823		58,120		36,693	150,104		28		1,603	18,956		-
Repurchases of fund's shares	6		6,891	3,301		50,757		32,928	64	1,103	116		6,565		1,599	32,036		-		750	443		556
Open forward currency contracts	-		-	-		-		-	-	-	-		-		4	897		505		6	-		-
Closed forward currency contracts	-		-	-		-		-	-	-	-		-		-	-		41		-	-		-
Investment advisory services	120		2,318	2,288		7,499		4,279	1,195	1,407	927		5,863		2,157	1,519		127		479	280		142
Distribution services	50		1,098	838		5,474		2,075	393	914	415		5,019		1,565	989		56		215	129		98
Trustees' deferred compensation	2		65	38		891		388	13	39	3		1,015		238	54		-	*	93	75		38
Other	115		3,110	2,491		52		1,347	1,199	1	503		49		36	129		6		304	-	*	-	*
	3,870		38,345	28,084		117,259		55,126	9,743	6,252	16,787		76,631		42,292	185,728		763		3,450	19,883		834
Net assets at December 31, 2007 (total: $108,244,797)	$274,804		$5,864,097	$4,343,688		$30,835,361		$11,550,198	$2,135,971	$4,416,907	$2,076,113		$29,265,815		$9,306,110	$5,114,599		$307,400		$1,331,979	$837,391		$584,364
Investment securities at cost:
Unaffiliated issuers	$238,424		$4,834,943	$3,264,025		$24,071,275		$8,791,552	$1,526,476	$3,929,113	$1,982,546		$24,551,552		$8,045,912	$5,301,202		$295,414		$1,350,935	$836,081		$582,578
Affiliated issuers	$-		$-	$162,441		$984,779		$-	$-	$-	$-		$-		$48,481	$-		$-		$-	$-		$-
Cash denominated in currencies other than U.S. dollars at cost	$-		$7	$-	*	$-	*	$1,246	$213	$-	$-	*	$-	*	$-	$-	*	$-	*	$26	$-		$-

Net assets consist of:
Capital paid in on shares of beneficial interest	$229,461		$4,373,987	$3,024,176		$22,019,750		$7,486,715	$1,380,886	$3,666,494	$1,969,602		$22,918,883		$7,705,026	$5,125,785		$301,657		$1,493,137	$825,303		$580,391
Undistributed (distributions in excess of) net investment income	(12)		3,943	(59,598)		21,694		15,527	(2,541)	14,776	(1,372)		82,693		39,608	49,998		1,377		15,604	6,027		3,995
Undistributed (accumulated) net realized gain (loss)	6,126		443,787	461,731		2,962,467		1,309,775	150,428	250,873	15,579		1,606,516		351,805	12,323		108		(129,461)	(6,999)		(1)
Net unrealized appreciation (depreciation)	39,229		1,042,380	917,379		5,831,450		2,738,181	607,198	484,764	92,304		4,657,723		1,209,671	(73,507)		4,258		(47,301)	13,060		(21)
Net assets at December 31, 2007	$274,804		$5,864,097	$4,343,688		$30,835,361		$11,550,198	$2,135,971	$4,416,907	$2,076,113		$29,265,815		$9,306,110	$5,114,599		$307,400		$1,331,979	$837,391		$584,364

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $16,970,496)	$35,161		$683,751	$369,280		$5,051,099		$1,707,577	$261,085	$142,476	$79,498		$5,618,032		$1,927,088	$436,150		$27,783		$308,197	$211,304		$112,015
Shares outstanding	2,495		27,192	13,576		75,140		68,836	10,087	12,353	6,750		132,131		104,115	39,167		2,564		26,462	18,015		9,824
Net asset value per share	$14.09		$25.15	$27.20		$67.22		$24.81	$25.88	$11.53	$11.78		$42.52		$18.51	$11.14		$10.83		$11.65	$11.73		$11.40
Class 2:
Net assets (total: $90,172,231)	$239,643		$5,180,346	$3,974,408		$25,358,763		$9,719,162	$1,874,886	$4,274,431	$1,996,615		$23,242,713		$7,307,690	$4,678,449		$279,617		$996,092	$597,224		$452,192
Shares outstanding	17,091		207,180	147,495		380,069		393,200	72,973	373,215	169,874		549,982		397,430	424,083		25,859		86,229	51,245		39,836
Net asset value per share	$14.02		$25.00	$26.95		$66.72		$24.72	$25.69	$11.45	$11.75		$42.26		$18.39	$11.03		$10.81		$11.55	$11.65		$11.35
Class 3:
Net assets (total: $1,102,070)	-		-	-		$425,499		$123,459	-	-	-		$405,070		$71,332	-		-		$27,690	$28,863		$20,157
Shares outstanding	-		-	-		6,331		4,979	-	-	-		9,528		3,855	-		-		2,376	2,459		1,768
Net asset value per share	-		-	-		$67.21		$24.80	-	-	-		$42.51		$18.50	-		-		$11.65	$11.74		$11.40

* Amount less than one thousand.

See Notes to Financial Statements

Statements of operations
for the year ended December 31, 2007
(dollars in thousands)

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund
Investment income:
Income (net of non-U.S. taxes) (1) (2):
Dividends	$2,416		$92,659	$28,337		$291,998	$209,230
Interest	1,580		37,609	15,006		88,054	24,237
	3,996		130,268	43,343		380,052	233,467
Fees and expenses (3):
Investment advisory services	1,306		26,735	27,298		93,790	50,363
Distribution services - Class 2	483		11,594	8,995		61,182	21,178
Distribution services - Class 3	-		-	-		804	221
Transfer agent services	-	(4)	3	2		18	6
Reports to shareholders	6		151	117		1,284	312
Registration statement and prospectus	2		54	41		481	113
Postage, stationery and supplies	2		46	35		269	95
Trustees' compensation	2		45	33		334	126
Auditing and legal	5		38	36		164	67
Custodian	26		658	968		698	2,329
State and local taxes	2		42	31		258	87
Other	4		34	43		52	53
Total fees and expenses before waiver	1,838		39,400	37,599		159,334	74,950
Less waiver of fees and expenses:
Investment advisory services	131		2,714	2,730		9,379	5,036
Total fees and expenses after waiver	1,707		36,686	34,869		149,955	69,914
Net investment income	2,289		93,582	8,474		230,097	163,553

Net realized gain and unrealized
appreciation (depreciation) on investments
and currency:
Net realized gain (loss) on:
Investments (2)	22,813		442,683	510,382		2,966,674	1,311,910
Currency transactions	18		(1,085)	(740)		(3,822)	1,345
	22,831		441,598	509,642		2,962,852	1,313,255
Net unrealized appreciation (depreciation) on:
Investments	9,014		141,895	162,605		146,965	363,035
Currency translations	(9)		(73)	-	(4)	7	533
	9,005		141,822	162,605		146,972	363,568
Net realized gain and
unrealized appreciation (depreciation)
on investments and currency	31,836		583,420	672,247		3,109,824	1,676,823
Net increase in net assets resulting
from operations	$34,125		$677,002	$680,721		$3,339,921	$1,840,376

	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes) (1) (2):
Dividends	$28,885	$84,983	$28,462	$439,895	$98,655
Interest	15,510	18,009	11,791	157,015	155,146
	44,395	102,992	40,253	596,910	253,801
Fees and expenses (3):
Investment advisory services	12,656	18,332	9,447	75,627	26,249
Distribution services - Class 2	3,723	10,674	3,250	58,512	17,563
Distribution services - Class 3	-	-	-	799	135
Transfer agent services	1	3	1	18	5
Reports to shareholders	51	140	38	1,260	254
Registration statement and prospectus	17	48	14	474	92
Postage, stationery and supplies	16	43	10	263	77
Trustees' compensation	13	38	9	348	93
Auditing and legal	28	22	16	153	45
Custodian	709	10	200	543	139
State and local taxes	13	39	9	256	73
Other	42	7	11	52	18
Total fees and expenses before waiver	17,269	29,356	13,005	138,305	44,743
Less waiver of fees and expenses:
Investment advisory services	1,266	1,833	1,786	7,563	2,625
Total fees and expenses after waiver	16,003	27,523	11,219	130,742	42,118
Net investment income	28,392	75,469	29,034	466,168	211,683

Net realized gain and unrealized
appreciation (depreciation) on investments
and currency:
Net realized gain (loss) on:
Investments (2)	165,235	254,410	77,310	1,631,859	357,028
Currency transactions	(62)	-	496	1,482	73
	165,173	254,410	77,806	1,633,341	357,101
Net unrealized appreciation (depreciation) on:
Investments	263,388	(250,926)	41,785	(740,115)	(75,524)
Currency translations	(3)	-	11	(250)	132
	263,385	(250,926)	41,796	(740,365)	(75,392)
Net realized gain and
unrealized appreciation (depreciation)
on investments and currency	428,558	3,484	119,601	892,976	281,709
Net increase in net assets resulting
from operations	$456,950	$78,953	$148,636	$1,359,144	$493,392

	Bond Fund	Global Bond Fund		High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Investment income:
Income (net of non-U.S. taxes) (1) (2):
Dividends	$1,987	$-		$1,482	$-		$-
Interest	258,016	7,085		98,936	37,507		25,277
	260,003	7,085		100,418	37,507		25,277
Fees and expenses (3):
Investment advisory services	17,355	776		6,066	3,222		1,566
Distribution services - Class 2	10,166	295		2,375	1,188		916
Distribution services - Class 3	-	-		57	54		34
Transfer agent services	3	-	(4)	1	-	(4)	- (4)
Reports to shareholders	138	3		35	20		13
Registration statement and prospectus	47	1		14	8		5
Postage, stationery and supplies	43	1		10	6		4
Trustees' compensation	38	1		22	15		9
Auditing and legal	24	4		7	4		3
Custodian	218	37		18	4		1
State and local taxes	36	-	(4)	12	6		4
Other	14	4		5	2		1
Total fees and expenses before waiver	28,082	1,122		8,622	4,529		2,556
Less waiver of fees and expenses:
Investment advisory services	1,736	78		607	322		157
Total fees and expenses after waiver	26,346	1,044		8,015	4,207		2,399
Net investment income	233,657	6,041		92,403	33,300		22,878

Net realized gain and unrealized
appreciation (depreciation) on investments
and currency:
Net realized gain (loss) on:
Investments (2)	34,155	1,559		3,529	2,138		3
Currency transactions	642	1,785		(436)	-		-
	34,797	3,344		3,093	2,138		3
Net unrealized appreciation (depreciation) on:
Investments	(128,031)	4,340		(81,453)	12,104		(32)
Currency translations	(175)	(176)		122	-		-
	(128,206)	4,164		(81,331)	12,104		(32)
Net realized gain and
unrealized appreciation (depreciation)
on investments and currency	(93,409)	7,508		(78,238)	14,242		(29)
Net increase in net assets resulting
from operations	$140,248	$13,549		$14,165	$47,542		$22,849

(1) Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2) Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets
(dollars and shares in thousands)

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund
	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Year ended December 31, 2006

Operations:
Net investment income	$2,289	$1,365	$93,582	$59,518	$8,474	$17,133	$230,097	$228,628	$163,553	$137,525
Net realized gain (loss) on investments and
currency transactions	22,831	7,701	441,598	267,086	509,642	299,107	2,962,852	1,980,628	1,313,255	500,368
Net unrealized appreciation (depreciation)
on investments and currency translations	9,005	14,780	141,822	325,522	162,605	253,788	146,972	227,023	363,568	722,497
Net increase in net assets
resulting from operations	34,125	23,846	677,002	652,126	680,721	570,028	3,339,921	2,436,279	1,840,376	1,360,390

Dividends and distributions paid to shareholders:
Dividends from net investment income
and currency gains:
Class 1	(377)	(271)	(15,248)	(2,252)	(9,957)	(1,490)	(50,378)	(34,631)	(27,717)	(28,625)
Class 2	(2,059)	(1,137)	(129,196)	(27,641)	(106,466)	(11,446)	(192,512)	(174,167)	(135,569)	(108,664)
Class 3	-	-	-	-	-	-	(3,515)	(3,616)	(1,795)	(1,878)
Total dividends from net investment income
and currency gains	(2,436)	(1,408)	(144,444)	(29,893)	(116,423)	(12,936)	(246,405)	(212,414)	(165,081)	(139,167)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(1,013)	(558)	(1,007)	-	(5,130)	(538)	(23,434)	-	(13,679)	-
Class 2	(6,707)	(2,896)	(13,287)	-	(65,805)	(5,511)	(113,371)	-	(67,770)	-
Class 3	-	-	-	-	-	-	(2,111)	-	(991)	-
Long-term net realized gains:
Class 1	(1,382)	(465)	(13,121)	-	(15,875)	(11,953)	(310,646)	(21,900)	(67,908)	(14,699)
Class 2	(9,278)	(2,418)	(173,088)	-	(203,660)	(122,408)	(1,502,851)	(127,584)	(336,431)	(54,210)
Class 3	-	-	-	-	-	-	(27,987)	(2,908)	(4,920)	(1,054)
Total distributions from net realized gain on investments	(18,380)	(6,337)	(200,503)	-	(290,470)	(140,410)	(1,980,400)	(152,392)	(491,699)	(69,963)
Total dividends and distributions paid to shareholders	(20,816)	(7,745)	(344,947)	(29,893)	(406,893)	(153,346)	(2,226,805)	(364,806)	(656,780)	(209,130)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	6,060	3,836	399,261	53,477	126,470	24,884	2,309,420	75,477	10,273	6,333
Proceeds from reinvestment of dividends and distributions	2,772	1,294	29,376	2,252	30,962	13,981	384,458	56,531	109,304	43,324
Cost of shares repurchased	(4,255)	(2,250)	(43,793)	(25,878)	(54,125)	(61,177)	(1,277,505)	(634,730)	(261,901)	(240,979)
Net increase (decrease) from Class 1 transactions	4,577	2,880	384,844	29,851	103,307	(22,312)	1,416,373	(502,722)	(142,324)	(191,322)
Class 2:
Proceeds from shares sold	71,657	46,346	675,865	844,863	650,430	605,175	2,390,962	3,219,737	1,410,185	1,576,966
Proceeds from reinvestment of dividends and distributions	18,044	6,451	315,571	27,641	375,931	139,365	1,808,734	301,751	539,770	162,874
Cost of shares repurchased	(11,522)	(4,507)	(137,454)	(54,850)	(234,256)	(172,814)	(2,925,475)	(477,546)	(457,606)	(163,789)
Net increase from Class 2 transactions	78,179	48,290	853,982	817,654	792,105	571,726	1,274,221	3,043,942	1,492,349	1,576,051
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	4,170	6,187	3,053	7,615
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	33,613	6,524	7,706	2,931
Cost of shares repurchased	-	-	-	-	-	-	(82,589)	(99,810)	(22,414)	(23,044)
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(44,806)	(87,099)	(11,655)	(12,498)
Net increase in net assets resulting from
capital share transactions	82,756	51,170	1,238,826	847,505	895,412	549,414	2,645,788	2,454,121	1,338,370	1,372,231

Total increase in net assets	96,065	67,271	1,570,881	1,469,738	1,169,240	966,096	3,758,904	4,525,594	2,521,966	2,523,491

Net assets:
Beginning of period	178,739	111,468	4,293,216	2,823,478	3,174,448	2,208,352	27,076,457	22,550,863	9,028,232	6,504,741
End of period	$274,804	$178,739	$5,864,097	$4,293,216	$4,343,688	$3,174,448	$30,835,361	$27,076,457	$11,550,198	$9,028,232

Undistributed (distributions in excess of) net investment income	$(12)	$(168)	$3,943	$58,293	$(59,598)	$1,723	$21,694	$43,246	$15,527	$15,449

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-
Shares sold	423	309	15,922	2,469	4,520	1,070	33,820	1,227	415	313
Shares issued on reinvestment of dividends and distributions	202	101	1,195	113	1,132	668	5,708	924	4,615	2,124
Shares repurchased	(304)	(186)	(1,788)	(1,224)	(1,999)	(2,682)	(18,697)	(10,324)	(11,093)	(11,857)
Net increase (decrease) in shares outstanding	321	224	15,329	1,358	3,653	(944)	20,831	(8,173)	(6,063)	(9,420)
Class 2:
Shares sold	5,027	3,786	27,538	39,535	23,682	26,182	35,619	52,766	59,148	77,838
Shares issued on reinvestment of dividends and distributions	1,325	502	12,903	1,402	13,858	6,710	27,058	4,975	22,881	7,986
Shares repurchased	(832)	(376)	(5,664)	(2,587)	(8,879)	(7,671)	(43,455)	(7,881)	(19,682)	(8,194)
Net increase in shares outstanding	5,520	3,912	34,777	38,350	28,661	25,221	19,222	49,860	62,347	77,630
Class 3:
Shares sold	-	-	-	-	-	-	63	100	130	375
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	499	107	326	144
Shares repurchased	-	-	-	-	-	-	(1,224)	(1,629)	(951)	(1,144)
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(662)	(1,422)	(495)	(625)

	New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund		Asset Allocation Fund
	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Period ended December 31, 2006 (1)	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Year ended December 31, 2006

Operations:
Net investment income	$28,392	$19,941	$75,469	$53,818	$29,034	$3,148	$466,168	$411,852	$211,683	$164,993
Net realized gain (loss) on investments and
currency transactions	165,173	101,979	254,410	136,955	77,806	3,716	1,633,341	926,245	357,101	275,335
Net unrealized appreciation (depreciation)
on investments and currency translations	263,385	163,011	(250,926)	388,512	41,796	50,508	(740,365)	2,133,468	(75,392)	488,795
Net increase in net assets
resulting from operations	456,950	284,931	78,953	579,285	148,636	57,372	1,359,144	3,471,565	493,392	929,123

Dividends and distributions paid to shareholders:
Dividends from net investment income
and currency gains:
Class 1	(6,659)	(1,693)	(4,468)	(1,925)	(1,370)	(271)	(99,611)	(63,674)	(42,539)	(24,341)
Class 2	(49,605)	(13,873)	(109,535)	(39,240)	(30,736)	(3,240)	(355,785)	(327,704)	(157,653)	(132,041)
Class 3	-	-	-	-	-	-	(6,561)	(6,935)	(1,590)	(1,651)
Total dividends from net investment income
and currency gains	(56,264)	(15,566)	(114,003)	(41,165)	(32,106)	(3,511)	(461,957)	(398,313)	(201,782)	(158,033)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(2,014)	-	(1,063)	(613)	(1,952)	-	(17,061)	(3,880)	(5,053)	-
Class 2	(19,962)	-	(28,489)	(14,642)	(47,286)	-	(69,728)	(20,518)	(28,051)	-
Class 3	-	-	-	-	-	-	(1,354)	(474)	(297)	-
Long-term net realized gains:
Class 1	(7,335)	(777)	(3,868)	(6,818)	(565)	-	(164,342)	(84,523)	(36,748)	(11,851)
Class 2	(72,698)	(6,937)	(103,659)	(162,814)	(14,077)	-	(671,641)	(447,010)	(204,006)	(72,811)
Class 3	-	-	-	-	-	-	(13,040)	(10,336)	(2,162)	(1,004)
Total distributions from net realized gain on investments	(102,009)	(7,714)	(137,079)	(184,887)	(63,880)	-	(937,166)	(566,741)	(276,317)	(85,666)
Total dividends and distributions paid to shareholders	(158,273)	(23,280)	(251,082)	(226,052)	(95,986)	(3,511)	(1,399,123)	(965,054)	(478,099)	(243,699)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	10,000	-	-	-	-
Proceeds from shares sold	120,507	29,547	8,279	15,459	44,895	30,969	2,341,348	3,828	896,096	169,379
Proceeds from reinvestment of dividends and distributions	16,008	2,470	9,399	9,356	3,887	271	281,014	152,077	84,340	36,192
Cost of shares repurchased	(29,946)	(21,658)	(29,039)	(14,648)	(18,147)	(74)	(673,969)	(608,513)	(115,427)	(102,082)
Net increase (decrease) from Class 1 transactions	106,569	10,359	(11,361)	10,167	30,635	41,166	1,948,393	(452,608)	865,009	103,489
Class 2:
Proceeds from shares sold	374,113	293,407	462,760	482,725	1,224,641	585,540	2,013,524	2,849,467	717,517	777,608
Proceeds from reinvestment of dividends and distributions	142,265	20,810	241,683	216,696	92,099	3,240	1,097,154	795,232	389,710	204,852
Cost of shares repurchased	(86,420)	(50,811)	(200,407)	(130,490)	(6,505)	(1,214)	(2,602,486)	(636,700)	(193,263)	(321,253)
Net increase from Class 2 transactions	429,958	263,406	504,036	568,931	1,310,235	587,566	508,192	3,007,999	913,964	661,207
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	778	1,254	3,124	3,176
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	20,955	17,745	4,049	2,655
Cost of shares repurchased	-	-	-	-	-	-	(77,378)	(80,096)	(12,795)	(13,663)
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(55,645)	(61,097)	(5,622)	(7,832)
Net increase in net assets resulting from
capital share transactions	536,527	273,765	492,675	579,098	1,340,870	628,732	2,400,940	2,494,294	1,773,351	756,864

Total increase in net assets	835,204	535,416	320,546	932,331	1,393,520	682,593	2,360,961	5,000,805	1,788,644	1,442,288

Net assets:
Beginning of period	1,300,767	765,351	4,096,361	3,164,030	682,593	-	26,904,854	21,904,049	7,517,466	6,075,178
End of period	$2,135,971	$1,300,767	$4,416,907	$4,096,361	$2,076,113	$682,593	$29,265,815	$26,904,854	$9,306,110	$7,517,466

Undistributed (distributions in excess of) net investment income	$(2,541)	$10,927	$14,776	$53,310	$(1,372)	$(408)	$82,693	$77,000	$39,608	$29,378

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	1,000	-	-	-	-
Shares sold	4,878	1,569	668	1,362	3,807	3,083	52,474	93	46,825	9,512
Shares issued on reinvestment of dividends and distributions	681	146	769	895	337	25	6,397	3,862	4,483	2,052
Shares repurchased	(1,305)	(1,184)	(2,380)	(1,308)	(1,495)	(7)	(15,323)	(15,201)	(6,055)	(5,805)
Net increase (decrease) in shares outstanding	4,254	531	(943)	949	2,649	4,101	43,548	(11,246)	45,253	5,759
Class 2:
Shares sold	15,801	15,627	38,123	42,906	104,297	57,949	46,137	71,465	37,981	44,538
Shares issued on reinvestment of dividends and distributions	6,123	1,238	19,932	20,876	8,017	298	25,097	20,312	20,722	11,718
Shares repurchased	(3,867)	(2,831)	(16,554)	(11,663)	(561)	(126)	(59,040)	(15,943)	(10,240)	(18,153)
Net increase in shares outstanding	18,057	14,034	41,501	52,119	111,753	58,121	12,194	75,834	48,463	38,103
Class 3:
Shares sold	-	-	-	-	-	-	18	31	165	183
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	476	452	214	151
Shares repurchased	-	-	-	-	-	-	(1,757)	(2,004)	(671)	(776)
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(1,263)	(1,521)	(292)	(442)

	Bond Fund		Global Bond Fund			High-Income Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Period ended December 31, 2006 (2)		Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2007	Year ended December 31, 2006

Operations:
Net investment income	$233,657	$158,314	$6,041	$150		$92,403	$73,713	$33,300	$28,326	$22,878	$15,292
Net realized gain (loss) on investments and
currency transactions	34,797	(4,416)	3,344	(10)		3,093	3,708	2,138	(3,537)	3	-	(3)
Net unrealized appreciation (depreciation)
on investments and currency translations	(128,206)	57,361	4,164	94		(81,331)	27,773	12,104	(923)	(32)	8
Net increase in net assets
resulting from operations	140,248	211,259	13,549	234		14,165	105,194	47,542	23,866	22,849	15,300

Dividends and distributions paid to shareholders:
Dividends from net investment income
and currency gains:
Class 1	(27,191)	(7,578)	(761)	(79)		(34,436)	(18,213)	(15,945)	(9,348)	(7,248)	(1,903)
Class 2	(327,209)	(106,551)	(7,129)	(76)		(110,945)	(41,173)	(37,372)	(14,236)	(25,540)	(4,485)
Class 3	-	-	-	-		(3,325)	(2,049)	(2,188)	(1,245)	(1,300)	(378)
Total dividends from net investment income
and currency gains	(354,400)	(114,129)	(7,890)	(155)		(148,706)	(61,435)	(55,505)	(24,829)	(34,088)	(6,766)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-		-	-	-	-	-	-
Class 2	-	-	-	-		-	-	-	-	-	-
Class 3	-	-	-	-		-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-		-	-	-	-	-	-
Class 2	-	-	-	-		-	-	-	-	-	-
Class 3	-	-	-	-		-	-	-	-	-	-
Total distributions from net realized gain on investments	-	-	-	-		-	-	-	-	-	-
Total dividends and distributions paid to shareholders	(354,400)	(114,129)	(7,890)	(155)		(148,706)	(61,435)	(55,505)	(24,829)	(34,088)	(6,766)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	10,000		-	-	-	-	-	-
Proceeds from shares sold	223,507	52,576	15,323	1,200		64,447	6,186	17,198	4,334	82,701	78,397
Proceeds from reinvestment of dividends and distributions	27,191	7,578	761	79		34,436	18,213	15,945	9,348	7,248	1,903
Cost of shares repurchased	(27,058)	(19,886)	(687)	-

					(3)	(54,035)	(52,667)	(37,415)	(47,068)	(73,550)	(59,631)
Net increase (decrease) from Class 1 transactions	223,640	40,268	15,397	11,279		44,848	(28,268)	(4,272)	(33,386)	16,399	20,669
Class 2:
Proceeds from shares sold	1,307,778	923,008	256,862	15,491		222,164	199,599	179,695	74,330	400,501	260,270
Proceeds from reinvestment of dividends and distributions	327,209	106,551	7,129	76		110,945	41,173	37,372	14,236	25,540	4,485
Cost of shares repurchased	(133,653)	(57,649)	(4,474)	(98)		(67,426)	(28,107)	(17,046)	(27,041)	(247,164)	(141,648)
Net increase from Class 2 transactions	1,501,334	971,910	259,517	15,469		265,683	212,665	200,021	61,525	178,877	123,107
Class 3:
Proceeds from shares sold	-	-	-	-		2,454	2,705	3,966	2,168	20,409	23,065
Proceeds from reinvestment of dividends and distributions	-	-	-	-		3,325	2,049	2,188	1,245	1,300	378
Cost of shares repurchased	-	-	-	-		(8,871)	(10,123)	(8,953)	(10,244)	(19,332)	(21,422)
Net (decrease) increase from Class 3 transactions	-	-	-	-		(3,092)	(5,369)	(2,799)	(6,831)	2,377	2,021
Net increase in net assets resulting from
capital share transactions	1,724,974	1,012,178	274,914	26,748		307,439	179,028	192,950	21,308	197,653	145,797

Total increase in net assets	1,510,822	1,109,308	280,573	26,827		172,898	222,787	184,987	20,345	186,414	154,331

Net assets:
Beginning of period	3,603,777	2,494,469	26,827	-		1,159,081	936,294	652,404	632,059	397,950	243,619
End of period	$5,114,599	$3,603,777	$307,400	$26,827		$1,331,979	$1,159,081	$837,391	$652,404	$584,364	$397,950

Undistributed (distributions in excess of) net investment income	$49,998	$154,269	$1,377	$(6)		$15,604	$71,733	$6,027	$28,343	$3,995	$15,205

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	1,000		-	-	-	-	-	-
Shares sold	19,367	4,625	1,435	116		5,144	498	1,447	370	7,068	6,852
Shares issued on reinvestment of dividends and distributions	2,432	691	71	8		2,837	1,518	1,385	826	633	168
Shares repurchased	(2,340)	(1,746)	(66)	-	(3)	(4,245)	(4,196)	(3,160)	(4,006)	(6,295)	(5,209)
Net increase (decrease) in shares outstanding	19,459	3,570	1,440	1,124		3,736	(2,180)	(328)	(2,810)	1,406	1,811
Class 2:
Shares sold	113,731	81,863	24,105	1,514		17,346	16,013	15,266	6,368	34,457	22,823
Shares issued on reinvestment of dividends and distributions	29,490	9,793	667	7		9,210	3,457	3,262	1,264	2,244	398
Shares repurchased	(11,757)	(5,122)	(425)	(9)		(5,429)	(2,248)	(1,450)	(2,323)	(21,256)	(12,425)
Net increase in shares outstanding	131,464	86,534	24,347	1,512		21,127	17,222	17,078	5,309	15,445	10,796
Class 3:
Shares sold	-	-	-	-		191	219	333	185	1,743	2,015
Shares issued on reinvestment of dividends and distributions	-	-	-	-		273	171	190	110	114	34
Shares repurchased	-	-	-	-		(690)	(804)	(759)	(869)	(1,658)	(1,876)
Net (decrease) increase in shares outstanding	-	-	-	-		(226)	(414)	(236)	(574)	199	173

(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund	Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
International Fund	Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
New World Fund	Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund	Seeks to produce income exceeding the average yield on U.S. stocks and provide an opportunity for growth of principal.
Global Growth and Income Fund	Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund	Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Asset Allocation Fund	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund	Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund
Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund	Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund
Seeks to provide a high level of current income and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders–Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation– Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts– The series may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions– The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Investments outside of the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid.  Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The series adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.

As of and during the period ended December 31, 2007, the funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the funds did not incur any interest or penalties.

All of the funds, with the exception of Global Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2004, nor by state tax authorities for years before 2003. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 and 2007, remain open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund and New World Fund for tax years before 2001; Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; and Growth Fund for tax years before 2005.  All other funds are not subject to examination by tax authorities outside the U.S.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes.  Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the table below and on the following page, three funds in the series had capital loss carryforwards available at December 31, 2007.  These will be used to offset any capital gains realized by the funds in future years through the expiration dates.  The funds will not make distributions from capital gains while capital loss carryforwards remain.

Additional tax basis disclosures are as follows:

						(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund

As of December 31, 2007:
Undistributed ordinary income	$3,099	$67,002	$71,155	$359,823	$160,621	$28,543	$49,874
Post-October currency loss deferrals (realized during the period
November 1, 2007, through December 31, 2007)*	(11)	(640)	(574)	(1,397)	(662)	-	-
Undistributed long-term capital gain	3,027	387,152	390,606	2,633,369	1,165,731	127,723	217,880
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain	$303	$(3,488)	$46,628	$(5,244)	$1,606	$14,404	$-
Reclassification to (from) undistributed net investment income
from (to) capital paid in on shares of beneficial interest	-	-	-	-	-	-	-
Reclassification to (from) undistributed net realized gain
from (to) capital paid in on shares of beneficial interest	-	-	-	-	-	-	-

Gross unrealized appreciation on investment securities	$49,536	$1,260,045	$1,133,229	$7,568,459	$3,017,822	$630,024	$798,794
Gross unrealized depreciation on investment securities	(10,193)	(220,327)	(272,517)	(1,743,960)	(279,102)	(30,095)	(316,096)
Net unrealized appreciation (depreciation) on investment securities	$39,343	$1,039,718	$860,712	$5,824,499	$2,738,720	$599,929	$482,698
Cost of investment securities	$238,424	$4,840,661	$3,485,481	$25,062,798	$8,791,552	$1,534,842	$3,931,179

* These deferrals are considered incurred in the subsequent year.
† Amount less than $1,000.

							(dollars in thousands)

	Global Growth and Income Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2007:
Undistributed ordinary income	$9,814	$258,828	$49,061	$58,594	$1,345	$17,217	$6,102	$4,033
Post-October currency loss deferrals (realized during the period
November 1, 2007, through December 31, 2007)*	-	(505)	-	-	-	(28)	-	-
Undistributed long-term capital gain	5,766	1,452,853	345,444	4,691	-	-	-	-
Post-October capital loss deferrals (realized during the period
November 1, 2007, through December 31, 2007)*	-	-	-	-	(13)	(1,347)	(29)	-
Capital loss carryforwards:
Expiring 2008	-	-	-	-	-	$-	$2,459	$-
Expiring 2009	-	-	-	-	-	41,518	-	-
Expiring 2010	-	-	-	-	-	50,900	-	-
Expiring 2011	-	-	-	-	-	35,517	-	-
Expiring 2013	-	-	-	-	-	-	-	1
Expiring 2014	-	-	-	-	-	-	4,453	- †
	$-	$-	$-	$-	$-	$127,935	$6,912	$1
Capital loss carryforwards utilized	$-	$-	$-	$4,425	$-	$2,196	$2,318	$3
Reclassification to (from) undistributed net investment income
from (to) undistributed net realized gain	$2,108	$1,482	$329	$16,472	$3,232	$174	$(111)	$-
Reclassification to (from) undistributed net investment income
from (to) capital paid in on shares of beneficial interest	-	-	-	-	-	-	-	-
Reclassification to (from) undistributed net realized gain
from (to) capital paid in on shares of beneficial interest	-	-	-	-	- †	-	-	-

Gross unrealized appreciation on investment securities	$180,911	$6,128,802	$1,666,884	$76,029	$7,130	$30,922	$16,393	$6
Gross unrealized depreciation on investment securities	(89,542)	(1,492,083)	(460,298)	(151,216)	(2,850)	(79,871)	(3,391)	(27)
Net unrealized appreciation (depreciation) on investment securities	$91,369	$4,636,719	$1,206,586	$(75,187)	$4,280	$(48,949)	$13,002	$(21)
Cost of investment securities	$1,983,915	$24,572,505	$8,097,510	$5,302,721	$295,579	$1,352,555	$836,139	$582,578

* These deferrals are considered incurred in the subsequent year.
† Amount less than $1,000.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the series’ investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the series’ transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the distributor of the series’ shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Global Growth Fund, Global Growth and Income Fund, and Bond Fund, effective January 1, 2008, that provides for reduced annual rates as reflected in the table below. During the year ended December 31, 2007, CRMC voluntarily reduced investment advisory service fees to the proposed rates for Global Growth Fund, Global Growth and Income Fund, and Bond Fund. In addition, CRMC is currently waiving 10% of investment advisory services fees. During the year ended December 31, 2007, total aggregate investment advisory services fees waived by CRMC were $37,963,000. As a result, the aggregate fees shown on the accompanying financial statements of $370,788,000 were reduced to $332,825,000. The range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the year ended	For the year ended
Fund	Beginning with	Ending with	Up to	In excess of	December 31, 2007, before waiver	December 31, 2007, after waiver
Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.460	.6	5.0	.53	.48
Global Small Capitalization	.800	.650	.6	3.0	.70	.63
Growth	.500	.285	.6	27.0	.32	.29
International	.690	.430	.5	21.0	.49	.44
New World	.850	.660	.5	1.5	.76	.68
Blue Chip Income and Growth	.500	.370	.6	4.0	.41	.37
Global Growth and Income	.690	.500	.6	2.0	.69	.56
Growth-Income	.500	.222	.6	27.0	.26	.24
Asset Allocation	.500	.250	.6	8.0	.31	.28
Bond	.480	.340	.6	5.0	.40	.36
Global Bond	.570		all		.57	.51
High-Income Bond	.500	.420	.6	2.0	.47	.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.45	.40
Cash Management	.320		all		.32	.29

Transfer agent services– The aggregate fee of $61,000 was incurred during the year ended December 31, 2007, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Trustees’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	(dollars in thousands)

	Current fees	Increase in value of deferred amounts

Global Discovery	$2	$-	*
Global Growth	37	8
Global Small Capitalization	29	4
Growth	220	114
International	76	50
New World	12	1
Blue Chip Income and Growth	33	5
Global Growth and Income	9	-	*
Growth-Income	217	131
Asset Allocation	63	30
Bond	32	6
Global Bond	1	-	*
High-Income Bond	10	12
U.S. Government/AAA-Rated Securities	5	10
Cash Management	4	5

* Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the year ended December 31, 2007, distribution expenses under the plans for the series aggregated $212,094,000 for Class 2 and $2,104,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Investment transactions and other disclosures

As of December 31, 2007, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

				(amounts in thousands)

		Contract amount		U.S. valuation at December 31, 2007

Fund		Receive	Deliver	Amount	Unrealized appreciation (depreciation)
Purchases:

Bond	Euros, expiring 3/20-3/27/2008	€8,569	$12,368	$12,540	$172
Bond	Japanese yen, expiring 2/29/2008	¥2,104,110	19,553	18,958	(595)
Global Bond	British pounds, expiring 3/6-3/14/2008	£3,884	7,903	7,692	(211)
Global Bond	Canadian dollars, expiring 2/13/2008	C$1,074	1,114	1,082	(32)
Global Bond	Euros, expiring 1/4-3/27/2008	€10,114	14,746	14,786	40
Global Bond	Japanese yen, expiring 1/30-3/12/2008	¥858,904	7,866	7,735	(131)
Global Bond	Norwegian kroner, expiring 3/5-3/7/2008	NKr25,341	4,627	4,656	29
Global Bond	Swedish kronor, expiring 3/31/2008	SKr16,491	2,574	2,572	(2)

Sales:

Asset Allocation	Euros, expiring 2/15-3/19/2008	$608	€419	612	(4)
Bond	British pounds, expiring 1/28-3/20/2008	19,751	£9,820	19,455	296
Bond	Euros, expiring 1/28-3/14/2008	54,514	€37,310	54,504	10
Global Bond	British pounds, expiring 3/12/2008	1,997	£980	1,941	56
Global Bond	Euros, expiring 3/5-3/31/2008	17,000	€11,590	16,949	51
Global Bond	Israeli shekels, expiring 3/10-3/20/2008	4,354	ILS17,050	4,422	(68)
High-Income Bond	Euros, expiring 3/14-3/19/2008	2,931	€1,997	2,918	13

The following table presents additional information for the year ended December 31, 2007:

							(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund

Purchases of investment securities*	$149,233	$2,158,719	$1,907,394		$11,601,028	$4,695,236	$756,781	$1,465,100
Sales of investment securities*	98,262	1,632,260	1,781,271		11,031,224	4,040,204	523,329	1,113,050
Non-U.S taxes paid on dividend income	238	6,220	2,888		8,297	24,754	2,934	582
Non-U.S taxes paid on interest income	-	-	-		-	-	-	-
Non-U.S taxes paid on realized gains	-	2,442	-	†	1,421	-	477	-
Non-U.S taxes provided on unrealized gains as of December 31, 2007	112	3,049	2,375		-	1,138	1,132	-
Dividends from affiliated issuers	-	-	2,298		862	1,131	-	-
Net realized gain from affiliated issuers	-	1,962	18,122		224,548	44,771	-	-

*Excludes short-term securities, except for Cash Management Fund.
† Amount less than ine thousand.

							(dollars in thousands)

	Global Growth and Income Fund	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Purchases of investment securities*	$1,349,071	$8,329,286	$3,191,445	$3,738,293	$339,662	$594,725	$762,170	$4,164,007
Sales of investment securities*	416,684	6,242,953	2,230,654	1,996,400	102,602	366,059	615,794	4,002,834
Non-U.S taxes paid on dividend income	2,075	7,504	1,397	-	-	-	-	-
Non-U.S taxes paid on interest income	-	-	44	191	52	33	-	-
Non-U.S taxes paid on realized gains	93	-	-	-	-	-	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2007	460	-	-	-	-	-	-	-
Dividends from affiliated issuers	-	-	-	-	-	-	-	-
Net realized gain from affiliated issuers	-	-	-	-	-	-	-	-

*Excludes short-term securities, except for Cash Management Fund.
† Amount less than ine thousand.

Financial Highlights(1)

		Income from investment operations (2)					Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)	Ratio of net income (loss) to average net assets (3)

Global Discovery Fund
Class 1
12/31/07	$13.05	$.17		$ 2.07		$ 2.24	$ (.16)	$ (1.04)	$ (1.20)	$14.09	17.55%	$ 35.60%			.54%	1.25%
12/31/06	11.63	.15		1.89		2.04	(.13)	(.49)	(.62)	13.05	17.66	28.62			.56	1.19
12/31/05	10.79	.14		1.05		1.19	(.11)	(.24)	(.35)	11.63	11.07	22.61			.56	1.27
12/31/04	9.94	.08		.98		1.06	(.09)	(.12)	(.21)	10.79	10.72	20.61			.60	.81
12/31/03	7.26	.05		2.67		2.72	(.04)	-	(.04)	9.94	37.41	17.61			.61	.55
Class 2
12/31/07	13.00	.14		2.05		2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240.85			.79	.98
12/31/06	11.59	.11		1.89		2.00	(.10)	(.49)	(.59)	13.00	17.41	151.87			.81	.94
12/31/05	10.76	.11		1.05		1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86			.81	1.04
12/31/04	9.92	.06		.97		1.03	(.07)	(.12)	(.19)	10.76	10.43	51.86			.85	.60
12/31/03	7.25	.02		2.67		2.69	(.02)	-	(.02)	9.92	37.11	24.86			.86	.28
Global Growth Fund
Class 1
12/31/07	$23.44	$.51		$ 2.98		$ 3.49	$ (.76)	$ (1.02)	$ (1.78)	$25.15	15.16%	$ 684.55%			.50%	2.06%
12/31/06	19.63	.41		3.62		4.03	(.22)	-	(.22)	23.44	20.73	278.58			.53	1.95
12/31/05	17.31	.28		2.19		2.47	(.15)	-	(.15)	19.63	14.37	206.62			.57	1.56
12/31/04	15.30	.18		1.92		2.10	(.09)	-	(.09)	17.31	13.80	202.65			.64	1.15
12/31/03	11.35	.12		3.91		4.03	(.08)	-	(.08)	15.30	35.63	188.70			.70	.94
Class 2
12/31/07	23.29	.45		2.95		3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180.80			.75	1.84
12/31/06	19.52	.36		3.59		3.95	(.18)	-	(.18)	23.29	20.43	4,015.83			.78	1.71
12/31/05	17.23	.23		2.18		2.41	(.12)	-	(.12)	19.52	14.07	2,617.87			.82	1.30
12/31/04	15.25	.14		1.91		2.05	(.07)	-	(.07)	17.23	13.49	1,796.90			.89	.92
12/31/03	11.32	.09		3.89		3.98	(.05)	-	(.05)	15.25	35.27	1,082.95			.95	.68
Global Small Capitalization Fund
Class 1
12/31/07	$24.87	$.12		$ 5.27		$ 5.39	$ (.90)	$ (2.16)	$ (3.06)	$27.20	21.73%	$ 369.73%			.66%	.45%
12/31/06	21.29	.19		4.74		4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247.77			.69	.82
12/31/05	17.14	.13		4.23		4.36	(.21)	-	(.21)	21.29	25.66	231.79			.73	.72
12/31/04	14.15	.02		2.97		2.99	-	-	-	17.14	21.13	193.81			.80	.15
12/31/03	9.27	-	(4)	4.97		4.97	(.09)	-	(.09)	14.15	53.92	163.83			.83	(.03)
Class 2
12/31/07	24.64	.05		5.22		5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975.98			.91	.20
12/31/06	21.12	.14		4.70		4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94	.61
12/31/05	17.02	.09		4.19		4.28	(.18)	-	(.18)	21.12	25.35	1,977	1.04		.97	.49
12/31/04	14.08	(.01)		2.95		2.94	-	-	-	17.02	20.88	1,198	1.06		1.05	(.07)
12/31/03	9.23	(.03)		4.95		4.92	(.07)	-	(.07)	14.08	53.53	665	1.08		1.08	(.28)
Growth Fund
Class 1
12/31/07	$64.51	$.68		$ 7.44		$ 8.12	$ (.68)	$ (4.73)	$ (5.41)	$67.22	12.64%	$ 5,051.33%			.30%	1.00%
12/31/06	59.36	.70		5.46		6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503.34			.31	1.14
12/31/05	51.39	.46		8.00		8.46	(.49)	-	(.49)	59.36	16.50	3,709.35			.32	.87
12/31/04	45.74	.32		5.51		5.83	(.18)	-	(.18)	51.39	12.75	3,744.36			.36	.68
12/31/03	33.47	.16		12.26		12.42	(.15)	-	(.15)	45.74	37.15	3,877.39			.39	.41
Class 2
12/31/07	64.08	.50		7.39		7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359.58			.55	.74
12/31/06	58.98	.54		5.43		5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122.59			.56	.89
12/31/05	51.10	.34		7.92		8.26	(.38)	-	(.38)	58.98	16.19	18,343.60			.57	.64
12/31/04	45.50	.23		5.45		5.68	(.08)	-	(.08)	51.10	12.50	12,055.61			.61	.50
12/31/03	33.29	.06		12.19		12.25	(.04)	-	(.04)	45.50	36.80	7,107.64			.64	.16
Class 3
12/31/07	64.50	.55		7.45		8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425.51			.48	.81
12/31/06	59.34	.59		5.46		6.05	(.51)	(.38)	(.89)	64.50	10.29	451.52			.49	.95
12/31/05	51.38	.37		7.98		8.35	(.39)	-	(.39)	59.34	16.28	499.53			.50	.69
12/31/04 (5)	47.74	.24		3.50		3.74	(.10)	-	(.10)	51.38	7.85	516.54		(6)	.53 (6)	.54 (6)
International Fund
Class 1
12/31/07	$22.01	$.43		$ 3.95		$ 4.38	$ (.41)	$ (1.17)	$ (1.58)	$24.81	20.30%	$ 1,708.52%			.47%	1.82%
12/31/06	18.96	.41		3.21		3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648.54			.49	1.99
12/31/05	15.82	.32		3.11		3.43	(.29)	-	(.29)	18.96	21.75	1,599.57			.52	1.92
12/31/04	13.41	.22		2.41		2.63	(.22)	-	(.22)	15.82	19.66	1,495.60			.59	1.54
12/31/03	10.07	.15		3.38		3.53	(.19)	-	(.19)	13.41	35.12	1,431.63			.63	1.40
Class 2
12/31/07	21.94	.36		3.94		4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719.77			.72	1.55
12/31/06	18.92	.35		3.20		3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260.79			.74	1.72
12/31/05	15.79	.28		3.11		3.39	(.26)	-	(.26)	18.92	21.50	4,790.82			.77	1.64
12/31/04	13.39	.18		2.41		2.59	(.19)	-	(.19)	15.79	19.32	2,752.84			.83	1.27
12/31/03	10.05	.12		3.37		3.49	(.15)	-	(.15)	13.39	34.85	1,385.88			.88	1.08
Class 3
12/31/07	22.00	.39		3.94		4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123.70			.65	1.64
12/31/06	18.96	.37		3.20		3.57	(.34)	(.19)	(.53)	22.00	19.07	120.72			.67	1.81
12/31/05	15.82	.29		3.11		3.40	(.26)	-	(.26)	18.96	21.54	116.75			.70	1.74
12/31/04 (5)	13.76	.20		2.05		2.25	(.19)	-	(.19)	15.82	16.45	115.77		(6)	.77 (6)	1.45 (6)
New World Fund
Class 1
12/31/07	$21.56	$.46		$ 6.25		$ 6.71	$ (.83)	$ (1.56)	$ (2.39)	$25.88	32.53%	$ 261.82%			.74%	1.92%
12/31/06	16.67	.41		4.95		5.36	(.32)	(.15)	(.47)	21.56	32.88	126.88			.80	2.19
12/31/05	13.96	.33		2.58		2.91	(.20)	-	(.20)	16.67	21.10	88.92			.85	2.22
12/31/04	11.99	.23		2.01		2.24	(.27)	-	(.27)	13.96	19.07	63.93			.92	1.81
12/31/03	8.76	.21		3.21		3.42	(.19)	-	(.19)	11.99	39.56	47.92			.92	2.15
Class 2
12/31/07	21.40	.40		6.20		6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99	1.69
12/31/06	16.56	.36		4.92		5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05	1.93
12/31/05	13.89	.29		2.56		2.85	(.18)	-	(.18)	16.56	20.74	677	1.17		1.10	1.97
12/31/04	11.94	.19		2.01		2.20	(.25)	-	(.25)	13.89	18.80	373	1.18		1.17	1.57
12/31/03	8.73	.19		3.19		3.38	(.17)	-	(.17)	11.94	39.18	224	1.17		1.17	1.90
Blue Chip Income and Growth Fund
Class 1
12/31/07	$11.97	$.24		$ .07		$ .31	$ (.36)	$ (.39)	$ (.75)	$11.53	2.25%	$ 143.42%			.38%	1.95%
12/31/06	10.91	.20		1.63		1.83	(.16)	(.61)	(.77)	11.97	17.73	159.43			.39	1.75
12/31/05	10.26	.18		.59		.77	(.12)	-	(.12)	10.91	7.57	135.45			.41	1.73
12/31/04	9.41	.15		.78		.93	(.08)	-	(.08)	10.26	9.94	129.46			.46	1.60
12/31/03	7.17	.13		2.11		2.24	-	-	-	9.41	31.24	107.52			.50	1.67
Class 2
12/31/07	11.87	.21		.07		.28	(.31)	(.39)	(.70)	11.45	2.03	4,274.67			.63	1.70
12/31/06	10.83	.17		1.61		1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937.68			.64	1.50
12/31/05	10.20	.15		.58		.73	(.10)	-	(.10)	10.83	7.24	3,029.70			.66	1.48
12/31/04	9.36	.13		.78		.91	(.07)	-	(.07)	10.20	9.74	2,349.71			.70	1.37
12/31/03	7.16	.11		2.09		2.20	-	-	-	9.36	30.73	1,490.76			.74	1.41
Global Growth and Income
Class 1
12/31/07	$10.98	$.28		$ 1.14		$ 1.42	$ (.22)	$ (.40)	$ (.62)	$11.78	13.04%	$ 79.71%			.58%	2.37%
12/31/06 (7)	10.00	.14		.91		1.05	(.07)	-	(.07)	10.98	10.49	45.72		(6)	.65 (6)	2.10 (6)
Class 2
12/31/07	10.97	.25		1.13		1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997.96			.83	2.11
12/31/06 (7)	10.00	.11		.92		1.03	(.06)	-	(.06)	10.97	10.30	638.97		(6)	.90 (6)	1.64 (6)
Growth-Income Fund
Class 1
12/31/07	$42.43	$.80		$ 1.51		$ 2.31	$ (.77)	$ (1.45)	$ (2.22)	$42.52	5.32%	$ 5,618.27%			.25%	1.82%
12/31/06	38.31	.77		5.03		5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759.28			.25	1.92
12/31/05	36.81	.62		1.61		2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825.29			.27	1.68
12/31/04	33.61	.48		3.09		3.57	(.37)	-	(.37)	36.81	10.66	4,213.31			.30	1.39
12/31/03	25.63	.42		7.96		8.38	(.40)	-	(.40)	33.61	32.76	4,402.34			.34	1.45
Class 2
12/31/07	42.19	.68		1.50		2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243.52			.50	1.57
12/31/06	38.12	.67		4.99		5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688.53			.50	1.67
12/31/05	36.64	.53		1.60		2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54			.52	1.44
12/31/04	33.48	.41		3.06		3.47	(.31)	-	(.31)	36.64	10.37	13,105.56			.55	1.19
12/31/03	25.52	.34		7.92		8.26	(.30)	-	(.30)	33.48	32.43	7,824.59			.59	1.18
Class 3
12/31/07	42.42	.73		1.50		2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405.45			.43	1.64
12/31/06	38.31	.70		5.01		5.71	(.64)	(.96)	(1.60)	42.42	15.30	458.46			.43	1.74
12/31/05	36.80	.56		1.61		2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47			.45	1.50
12/31/04 (5)	34.64	.41		2.07		2.48	(.32)	-	(.32)	36.80	7.18	537.49		(6)	.48 (6)	1.24 (6)
Asset Allocation Fund
Class 1
12/31/07	$18.34	$.51		$ .75		$ 1.26	$ (.45)	$ (.64)	$ (1.09)	$18.51	6.82%	$ 1,927.32%			.29%	2.69%
12/31/06	16.56	.47		1.97		2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079.33			.30	2.67
12/31/05	15.49	.41		1.05		1.46	(.39)	-	(.39)	16.56	9.45	879.35			.32	2.57
12/31/04	14.58	.39		.84		1.23	(.32)	-	(.32)	15.49	8.50	899.38			.37	2.64
12/31/03	12.23	.41		2.29		2.70	(.35)	-	(.35)	14.58	22.14	911.42			.42	3.12
Class 2
12/31/07	18.23	.47		.74		1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308.57			.54	2.45
12/31/06	16.47	.42		1.96		2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362.58			.55	2.42
12/31/05	15.42	.37		1.04		1.41	(.36)	-	(.36)	16.47	9.14	5,120.60			.57	2.31
12/31/04	14.51	.36		.84		1.20	(.29)	-	(.29)	15.42	8.34	3,797.62			.62	2.42
12/31/03	12.18	.37		2.27		2.64	(.31)	-	(.31)	14.51	21.74	2,314.67			.67	2.81
Class 3
12/31/07	18.34	.48		.74		1.22	(.42)	(.64)	(1.06)	18.50	6.56	71.50			.47	2.52
12/31/06	16.56	.44		1.97		2.41	(.40)	(.23)	(.63)	18.34	14.75	76.51			.48	2.49
12/31/05	15.49	.38		1.05		1.43	(.36)	-	(.36)	16.56	9.26	76.53			.50	2.39
12/31/04 (5)	14.85	.36		.58		.94	(.30)	-	(.30)	15.49	6.38	81.55		(6)	.55 (6)	2.50 (6)
Bond Fund
Class 1
12/31/07	$11.64	$.65		$ (.24)		$ .41	$ (.91)	-	$ (.91)	$11.14	3.66%	$ 436.41%			.37%	5.59%
12/31/06	11.31	.63		.17		.80	(.47)	-	(.47)	11.64	7.31	230.43			.39	5.54
12/31/05	11.57	.60		(.40)		.20	(.46)	-	(.46)	11.31	1.77	182.44			.40	5.30
12/31/04	11.34	.56		.10		.66	(.43)	-	(.43)	11.57	6.04	195.45			.44	4.94
12/31/03	10.41	.57		.78		1.35	(.42)	-	(.42)	11.34	13.07	213.47			.47	5.19
Class 2
12/31/07	11.53	.61		(.24)		.37	(.87)	-	(.87)	11.03	3.33	4,679.66			.62	5.34
12/31/06	11.22	.60		.16		.76	(.45)	-	(.45)	11.53	6.99	3,374.68			.64	5.29
12/31/05	11.48	.57		(.39)		.18	(.44)	-	(.44)	11.22	1.59	2,312.69			.65	5.06
12/31/04	11.27	.53		.09		.62	(.41)	-	(.41)	11.48	5.72	1,759.70			.69	4.68
12/31/03	10.36	.53		.78		1.31	(.40)	-	(.40)	11.27	12.80	1,280.72			.72	4.88
Global Bond Fund
Class 1
12/31/07	$10.18	$.49		$ .47		$ .96	$ (.31)	-	$ (.31)	$10.83	9.54%	$ 28.61%			.55%	4.61%
12/31/06 (8)	10.00	.10		.15		.25	(.07)	-	(.07)	10.18	2.52	12.15			.13	1.00
Class 2
12/31/07	10.17	.47		.47		.94	(.30)	-	(.30)	10.81	9.23	279.86			.80	4.41
12/31/06 (9)	10.00	.06		.18		.24	(.07)	-	(.07)	10.17	1.99	15.13			.12	.60
High-Income Bond Fund
Class 1
12/31/07	$12.90	$.95		$ (.72)		$ .23	$ (1.48)	-	$ (1.48)	$11.65	1.62%	$ 308.48%			.44%	7.41%
12/31/06	12.41	.92		.37		1.29	(.80)	-	(.80)	12.90	10.89	293.49			.45	7.36
12/31/05	12.89	.85		(.55)		.30	(.78)	-	(.78)	12.41	2.46	309.50			.46	6.76
12/31/04	12.54	.84		.32		1.16	(.81)	-	(.81)	12.89	9.83	364.50			.50	6.74
12/31/03	10.44	.90		2.12		3.02	(.92)	-	(.92)	12.54	29.79	411.51			.51	7.74
Class 2
12/31/07	12.79	.91		(.72)		.19	(1.43)	-	(1.43)	11.55	1.33	996.73			.69	7.17
12/31/06	12.32	.89		.36		1.25	(.78)	-	(.78)	12.79	10.59	832.74			.70	7.12
12/31/05	12.81	.81		(.55)		.26	(.75)	-	(.75)	12.32	2.20	590.75			.71	6.55
12/31/04	12.47	.81		.32		1.13	(.79)	-	(.79)	12.81	9.59	444.75			.74	6.48
12/31/03	10.39	.86		2.12		2.98	(.90)	-	(.90)	12.47	29.51	319.76			.76	7.41
Class 3
12/31/07	12.88	.92		(.72)		.20	(1.43)	-	(1.43)	11.65	1.40	28.66			.62	7.21
12/31/06	12.39	.90		.36		1.26	(.77)	-	(.77)	12.88	10.66	34.67			.63	7.19
12/31/05	12.87	.82		(.55)		.27	(.75)	-	(.75)	12.39	2.25	37.68			.64	6.58
12/31/04 (5)	12.79	.78		.11		.89	(.81)	-	(.81)	12.87	7.52	46.68		(6)	.68 (6)	6.57 (6)
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/07	$11.87	$.58		$ .20		$ .78	$ (.92)	-	$ (.92)	$11.73	6.83%	$ 211.46%			.41%	4.83%
12/31/06	11.91	.55		(.10)		.45	(.49)	-	(.49)	11.87	3.95	218.47			.42	4.64
12/31/05	12.07	.48		(.16)		.32	(.48)	-	(.48)	11.91	2.70	252.47			.43	3.99
12/31/04	12.24	.45		(.03)		.42	(.59)	-	(.59)	12.07	3.58	286.47			.46	3.68
12/31/03	12.37	.46		(.15)		.31	(.44)	-	(.44)	12.24	2.51	373.46			.46	3.71
Class 2
12/31/07	11.79	.54		.19		.73	(.87)	-	(.87)	11.65	6.49	597.71			.66	4.58
12/31/06	11.83	.51		(.09)		.42	(.46)	-	(.46)	11.79	3.75	402.72			.67	4.40
12/31/05	12.00	.45		(.16)		.29	(.46)	-	(.46)	11.83	2.41	341.72			.68	3.75
12/31/04	12.17	.41		(.03)		.38	(.55)	-	(.55)	12.00	3.30	285.72			.71	3.42
12/31/03	12.31	.42		(.14)		.28	(.42)	-	(.42)	12.17	2.28	273.71			.71	3.43
Class 3
12/31/07	11.86	.55		.20		.75	(.87)	-	(.87)	11.74	6.63	29.64			.59	4.65
12/31/06	11.89	.52		(.09)		.43	(.46)	-	(.46)	11.86	3.80	32.65			.60	4.45
12/31/05	12.05	.46		(.16)		.30	(.46)	-	(.46)	11.89	2.50	39.65			.61	3.81
12/31/04 (5)	12.34	.41		(.11)		.30	(.59)	-	(.59)	12.05	2.58	43.65		(6)	.65 (6)	3.51 (6)
Cash Management Fund
Class 1
12/31/07	$11.62	$.57		$ -	(4)	$ .57	$ (.79)	-	$ (.79)	$11.40	4.95%	$ 112.33%			.30%	4.88%
12/31/06	11.31	.54		-	(4)	.54	(.23)	-	(.23)	11.62	4.81	98.33			.30	4.74
12/31/05	11.09	.33		-	(4)	.33	(.11)	-	(.11)	11.31	2.97	75.33			.30	2.91
12/31/04	11.07	.11		-	(4)	.11	(.09)	-	(.09)	11.09	.96	78.37			.36	.96
12/31/03	11.17	.07		-	(4)	.07	(.17)	-	(.17)	11.07	.67	103.47			.47	.68
Class 2
12/31/07	11.56	.54		-	(4)	.54	(.75)	-	(.75)	11.35	4.73	452.58			.55	4.61
12/31/06	11.26	.51		-	(4)	.51	(.21)	-	(.21)	11.56	4.59	282.58			.55	4.52
12/31/05	11.05	.30		-	(4)	.30	(.09)	-	(.09)	11.26	2.68	153.58			.55	2.71
12/31/04	11.03	.08		-	(4)	.08	(.06)	-	(.06)	11.05	.70	110.61			.61	.76
12/31/03	11.12	.05		-	(4)	.05	(.14)	-	(.14)	11.03	.47	99.72			.72	.42
Class 3
12/31/07	11.60	.55		-	(4)	.55	(.75)	-	(.75)	11.40	4.83	20.51			.48	4.70
12/31/06	11.29	.52		-	(4)	.52	(.21)	-	(.21)	11.60	4.64	18.51			.48	4.53
12/31/05	11.07	.30		-	(4)	.30	(.08)	-	(.08)	11.29	2.74	16.51			.48	2.70
12/31/04 (5)	11.07	.09		-	(4)	.09	(.09)	-	(.09)	11.07	.78	20.54		(6)	.54 (6)	.80 (6)

	Year Ended December 31
Portfolio turnover rate for all classes of shares	2007	2006		2005	2004	2003

Global Discovery Fund	50%	31%		53%	28%	30%
Global Growth Fund	38	31		26	24	27
Global Small Capitalization Fund	49	50		47	49	51
Growth Fund	40	35		29	30	34
International Fund	41	29		40	37	40
New World Fund	34	32		26	18	19
Blue Chip Income and Growth Fund	27	21		33	13	12
Global Growth and Income Fund	36	8	(7)	-	-	-
Growth-Income Fund	24	25		20	21	21
Asset Allocation Fund	29	38		23	20	20
Bond Fund	57	57		46	34	20
Global Bond Fund	85	7	(8)	-	-	-
High-Income Bond Fund	32	35		35	38	48
U.S. Government/AAA-Rated Securities Fund	91	76		86	68	63
Cash Management Fund	-	-		-	-	-
(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(4) Amount less than $.01.
(5) From January 16, 2004, when Class 3 shares were first issued.
(6) Annualized.
(7) From May 1, 2006, commencement of operations.
(8) From October 4, 2006 , commencement of operations.
(9) From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2007, the results of each of their operations for the period then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2007, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 8, 2008

American Funds Insurance Series

Part C
Other Information

Item 23.  Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)
Declaration of Trust – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97);  Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02);  Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06);  Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08)

(b)	By-Laws - By-Laws as amended 6/13/07 – previously filed (see P/E Amendment No. 46 filed 4/30/08)

(c)	Instruments Defining Rights of Security Holders - none

(d-1)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 1/1/08 – previously filed (see P/E Amendment No. 46 filed 4/30/08)

(d-2)	Amended Investment Advisory and Service Agreement dated 10/1/08

(e)
Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 46 filed 4/30/08)

(g)Custodian Agreements – Form of Global Custody Agreement dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07)

(h)Other Material Contracts – Shareholder Services Agreement dated 2/18/87 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Form of Shareholder Services Agreement dated 8/1/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03);  Form of Amended Shareholder Services Agreement dated 4/1/03 – previously filed (see P/E Amendment No. 36 filed 1/15/04);  Amended Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; and P/E Amendment No. 36 filed 1/15/04)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)
Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97);  Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03)

(n)
Rule 18f-3 – Form of Multiple Class Plan dated 4/1/97 - previously filed (see P/E Amendment No. 23 filed 1/15/97); Amended and Restated Multiple Class Plan dated 9/16/02 – previously filed (see P/E Amendment No. 35 dated 10/30/03)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2008; and Code of Ethics for the Registrant dated December 2005

Item 24.Persons Controlled by or Under Common Control with the Fund

None.

Item 25.Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant's By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.Business and Other Connections of the Investment Adviser

None.

Item 27.Principal Underwriters

Not applicable.

Item 28.Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, VA  23513.

Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 29.Management Services

None.

Item 30.Undertakings

None.
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 30th day of September, 2008.

American Funds Insurance Series

By: /s/ James K. Dunton
James K. Dunton, Vice Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 30, 2008, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and
Principal Accounting Officer:
	/s/ David A. Pritchett	Treasurer
David A. Pritchett
(3)	Trustees:
	Lee A. Ault III*	Chairman (Independent and Non-Executive)
	H. Frederick Christie*	Trustee
	Joe E. Davis*	Trustee
	/s/ James K. Dunton	Vice Chairman
James K. Dunton
	Martin Fenton*	Trustee
	Leonard R. Fuller*	Trustee
	W. Scott Hedrick*	Trustee
	Merit E. Janow*	Trustee
	Mary Myers Kauppila*	Trustee
	/s/ Donald D. O'Neal	President
Donald D. O'Neal
	Kirk P. Pendleton*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
Katherine H. Newhall

POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Camden, ME, this 7th day of August, 2008.
 (City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 8th  day of August, 2008.
 (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Joe E. Davis, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Encino, CA, this 11th day of August, 2008.
(City, State)

/s/ Joe E. Davis
Joe E. Davis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA, this 7th day of August, 2008.
          (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA, this 11th day of August, 2008.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Barbara, CA, this 21st day of August, 2008.
      (City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, this 8th day of August, 2008.
   (City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Mary Myers Kauppila, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Boston, MA, this 6th day of August, 2008.
(City, State)

/s/ Mary Myers Kauppila
Mary Myers Kauppila, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman Bryan K. Nielsen David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA, this 8th day of August, 2008.
   (City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member